UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Ave, N.W. Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments.

Quarterly Report

December 31, 2017

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BELGIUM — 1.8%
Anheuser-Busch InBev SA	51,275	$5,734,110

DENMARK — 2.2%
Novo Nordisk A/S Class B	124,280	6,704,674

FRANCE — 16.4%
Air Liquide SA	29,607	3,734,747
Airbus SE	39,410	3,927,854
AXA SA	143,858	4,272,841
BNP Paribas SA	79,635	5,952,701
L’Oreal SA	16,905	3,754,398
LVMH Moet Hennessy Louis Vuitton SE	18,669	5,501,313
Sanofi	79,158	6,829,554
Schneider Electric SE (a)	38,617	3,285,870
TOTAL SA (b)	174,669	9,657,597
Vinci SA	38,827	3,969,988

		50,886,863

GERMANY — 15.2%
Allianz SE	30,843	7,092,448
BASF SE	63,502	6,995,470
Bayer AG	57,173	7,139,948
Daimler AG	68,907	5,858,243
Deutsche Telekom AG	224,220	3,983,456
SAP SE	69,139	7,758,418
Siemens AG	58,768	8,196,546

		47,024,529

ITALY — 2.0%
Eni SpA	175,679	2,911,184
Intesa Sanpaolo SpA	1,006,069	3,346,404

		6,257,588

NETHERLANDS — 6.5%
ASML Holding NV	26,828	4,676,017
ING Groep NV	268,340	4,938,064
Royal Dutch Shell PLC Class A	314,197	10,482,942

		20,097,023

SPAIN — 4.6%
Banco Bilbao Vizcaya Argentaria SA	461,071	3,937,588
Banco Santander SA	1,117,128	7,349,791
Telefonica SA	317,769	3,100,314

		14,387,693

SWITZERLAND — 19.8%
ABB, Ltd	141,921	3,803,978
Glencore PLC (a)	838,037	4,421,252
Nestle SA	215,142	18,500,667
Novartis AG	170,198	14,391,293
Roche Holding AG	48,570	12,285,793
UBS Group AG (a)	266,486	4,905,858
Zurich Insurance Group AG	10,465	3,185,140

		61,493,981

UNITED KINGDOM — 31.2%
AstraZeneca PLC	87,517	6,062,680
Barclays PLC	1,107,760	3,043,498
BP PLC	1,368,511	9,676,499
British American Tobacco PLC	158,562	10,763,345

Diageo PLC	172,671	6,365,073
GlaxoSmithKline PLC	340,045	6,083,445
HSBC Holdings PLC	1,403,181	14,556,934
Imperial Brands PLC	66,303	2,839,629
Lloyds Banking Group PLC	4,975,377	4,580,738
National Grid PLC	234,284	2,773,434
Prudential PLC	178,800	4,608,865
Reckitt Benckiser Group PLC	48,011	4,493,674
Rio Tinto PLC	81,280	4,334,288
Unilever NV	108,760	6,132,277
Unilever PLC	85,420	4,767,093
Vodafone Group PLC	1,844,204	5,862,654

		96,944,126

TOTAL COMMON STOCKS (Cost $303,867,192)		309,530,587

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	7,887	7,887
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	125,762	125,762

TOTAL SHORT-TERM INVESTMENTS (Cost $133,649)		133,649

TOTAL INVESTMENTS — 99.8% (Cost $304,000,841)		309,664,236
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		694,912

NET ASSETS — 100.0%		$310,359,148

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$5,734,110	$—	$—	$5,734,110
Denmark	6,704,674	—	—	6,704,674
France	50,886,863	—	—	50,886,863
Germany	47,024,529	—	—	47,024,529
Italy	6,257,588	—	—	6,257,588
Netherlands	20,097,023	—	—	20,097,023
Spain	14,387,693	—	—	14,387,693
Switzerland	61,493,981	—	—	61,493,981
United Kingdom	96,944,126	—	—	96,944,126
Short-Term Investments	133,649	—	—	133,649

TOTAL INVESTMENTS	$309,664,236	$—	$—	$309,664,236

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	76,612	$76,612	$1,295,921	$1,364,646	$—	$—	7,887	$7,887	$448
State Street Navigator Securities Lending Government Money Market Portfolio	128,419	128,419	40,900,260	40,902,917	—	—	125,762	125,762	27,080

TOTAL		$205,031	$42,196,181	$42,267,563	$—	$—		$133,649	$27,528

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 2.9%
Anheuser-Busch InBev SA	1,095,223	$122,479,362

FINLAND — 1.0%
Nokia Oyj	8,636,076	40,381,566

FRANCE — 36.5%
Air Liquide SA	630,456	79,528,281
Airbus SE	841,362	83,855,537
AXA SA	3,071,927	91,241,741
BNP Paribas SA	1,699,507	127,037,831
Cie de Saint-Gobain	819,878	45,267,755
Danone SA	939,522	78,916,066
Engie SA	2,728,315	46,963,771
Essilor International Cie Generale d’Optique SA	322,206	44,474,734
L’Oreal SA	360,018	79,955,677
LVMH Moet Hennessy Louis Vuitton SE	398,577	117,451,224
Orange SA	3,025,286	52,584,260
Safran SA	529,390	54,612,268
Sanofi	1,689,952	145,804,826
Schneider Electric SE (a)	825,217	70,216,644
Societe Generale SA	1,192,470	61,644,080
TOTAL SA	3,729,033	206,181,389
Unibail-Rodamco SE REIT	147,406	37,171,083
Vinci SA	828,918	84,755,322
Vivendi SA	1,512,245	40,712,570

		1,548,375,059

GERMANY — 33.4%
adidas AG	270,149	54,222,620
Allianz SE	658,463	151,415,701
BASF SE	1,355,253	149,296,584
Bayer AG	1,220,194	152,381,759
Bayerische Motoren Werke AG	474,217	49,444,464
Daimler AG	1,471,728	125,121,392
Deutsche Bank AG	2,748,660	52,396,890
Deutsche Post AG	1,416,856	67,629,099
Deutsche Telekom AG	4,786,892	85,043,153
E.ON SE	3,246,668	35,325,211
Fresenius SE & Co. KGaA	604,691	47,248,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	228,706	49,639,411
SAP SE	1,473,746	165,376,083
Siemens AG	1,254,234	174,931,710
Volkswagen AG Preference Shares	270,229	54,011,534

		1,413,483,789

IRELAND — 1.0%
CRH PLC	1,237,631	44,517,550

ITALY — 4.8%
Enel SpA	11,467,584	70,641,522
Eni SpA	3,750,143	62,143,781
Intesa Sanpaolo SpA	21,478,635	71,442,592

		204,227,895

LUXEMBOURG — 0.0% (b)
APERAM SA	1	52

NETHERLANDS — 7.0%
ASML Holding NV	573,725	99,998,059
ING Groep NV	5,737,249	105,578,367
Koninklijke Ahold Delhaize NV	1,794,928	39,518,341
Koninklijke Philips NV	1,388,836	52,599,717

		297,694,484

SPAIN — 10.2%
Banco Bilbao Vizcaya Argentaria SA	9,845,256	84,079,383
Banco Santander SA	23,817,889	156,702,283
Iberdrola SA	8,527,257	66,147,377
Industria de Diseno Textil SA	1,640,783	57,225,986
Telefonica SA	6,784,069	66,188,781

		430,343,810

UNITED KINGDOM — 3.1%
Unilever NV	2,321,130	130,873,605

TOTAL COMMON STOCKS (Cost $4,058,186,479)		4,232,377,172

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	63,936	63,936
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,411,986	2,411,986

TOTAL SHORT-TERM INVESTMENTS (Cost $2,475,922)		2,475,922

TOTAL INVESTMENTS — 100.0% (Cost $4,060,662,401)		4,234,853,094
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,698,512

NET ASSETS — 100.0%		$4,236,551,606

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$122,479,362	$—	$—	$122,479,362
Finland	40,381,566	—	—	40,381,566
France	1,548,375,059	—	—	1,548,375,059
Germany	1,413,483,789	—	—	1,413,483,789
Ireland	44,517,550	—	—	44,517,550
Italy	204,227,895	—	—	204,227,895
Luxembourg	52	—	—	52
Netherlands	297,694,484	—	—	297,694,484
Spain	430,343,810	—	—	430,343,810
United Kingdom	130,873,605	—	—	130,873,605
Short-Term Investments	2,475,922	—	—	2,475,922

TOTAL INVESTMENTS	$4,234,853,094	$—	$—	$4,234,853,094

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	164,128	$164,128	$13,445,333	$13,545,525	$—	$—	63,936	$63,936	$4,497
State Street Navigator Securities Lending Government Money Market Portfolio	2,656,640	2,656,640	465,583,443	465,828,097	—	—	2,411,986	2,411,986	511,266

TOTAL		$2,820,768	$479,028,776	$479,373,622	$—	$—		$2,475,922	$515,763

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AUSTRIA — 3.4%
BUWOG AG	10,629	$366,945
Raiffeisen Bank International AG (a)	12,833	465,378
Wienerberger AG	11,129	269,546

		1,101,869

BELGIUM — 6.7%
Ackermans & van Haaren NV	2,126	370,554
bpost SA	9,272	282,632
Cofinimmo SA REIT	1,957	257,909
Colruyt SA	5,475	285,065
Galapagos NV (a)	4,179	396,333
Ontex Group NV	6,627	219,434
Telenet Group Holding NV (a)	4,825	336,565

		2,148,492

FINLAND — 5.0%
Amer Sports Oyj (a)	11,223	311,174
Kesko Oyj Class B	6,466	351,338
Konecranes Oyj	6,822	312,765
Metso Oyj	10,148	346,928
Outokumpu Oyj	30,426	282,785

		1,604,990

FRANCE — 28.1%
Air France-KLM (a)	26,764	436,437
Altran Technologies SA	14,730	245,683
Amundi SA (b)	4,656	394,999
BioMerieux	4,035	361,890
Bollore SA (a)	248	1,355
Bollore SA	85,330	463,958
Casino Guichard Perrachon SA	5,239	318,073
Christian Dior SE	850	310,848
Cie Plastic Omnium SA	6,066	276,029
CNP Assurances	14,935	345,318
Dassault Aviation SA	220	342,874
Elior Group SA (b)	10,272	212,464
Elis SA	18,108	500,440
Eurazeo SA	4,059	375,302
Eutelsat Communications SA	13,088	303,242
Fonciere Des Regions REIT	3,236	367,130
ICADE REIT	2,982	293,374
Imerys SA	3,085	290,949
Ipsen SA	3,449	412,375
JCDecaux SA	7,244	292,316
Lagardere SCA	9,881	317,154
Orpea	4,521	533,653
Remy Cointreau SA	2,118	293,751
SEB SA	2,325	431,203
Societe BIC SA	2,556	281,327
Sopra Steria Group	1,561	292,133
SPIE SA.	10,735	279,790

		8,974,067

GERMANY — 21.6%
Aareal Bank AG	5,668	256,795
Aroundtown SA	53,617	413,083
Aurubis AG	3,587	334,158
Axel Springer SE	4,679	365,936
Delivery Hero AG (a) (b)	6,666	264,150

Drillisch AG	4,471	369,533
Duerr AG	2,332	298,368
Fraport AG Frankfurt Airport Services Worldwide	3,526	388,937
Freenet AG	12,126	448,767
Fuchs Petrolub SE Preference Shares	6,581	349,684
Gerresheimer AG	2,973	246,757
HOCHTIEF AG	1,722	305,204
METRO AG (a)	15,942	318,734
Rheinmetall AG	4,125	524,307
Sartorius AG Preference Shares	3,236	309,076
Schaeffler AG Preference Shares	15,719	279,072
Scout24 AG (b)	8,250	337,320
Siltronic AG (a)	1,965	286,216
Software AG	4,871	274,089
STADA Arzneimittel AG	2,096	222,064
Telefonica Deutschland Holding AG	60,052	301,854

		6,894,104

IRELAND — 2.6%
AIB Group PLC	74,230	490,245
Glanbia PLC	19,197	343,471

		833,716

ITALY — 12.3%
A2A SpA	148,331	274,655
Azimut Holding SpA	10,505	201,452
BPER Banca	40,694	205,723
Davide Campari-Milano SpA	42,777	331,058
FinecoBank Banca Fineco SpA	37,158	380,826
Italgas SpA	46,323	283,129
Moncler SpA	16,493	516,509
Pirelli & C SpA (a) (b)	34,932	304,111
Poste Italiane SpA (b)	43,658	328,964
Recordati SpA	9,650	429,441
Saipem SpA (a)	54,480	248,987
Unione di Banche Italiane SpA	96,306	421,639

		3,926,494

LUXEMBOURG — 0.9%
RTL Group SA	3,645	293,560

NETHERLANDS — 11.9%
Aalberts Industries NV	9,081	462,295
ASM International NV (c)	5,038	341,018
ASR Nederland NV	11,121	458,112
BE Semiconductor Industries NV	3,791	318,247
Boskalis Westminster	7,951	300,080
Euronext NV (b)	5,047	313,991
Gemalto NV	7,357	437,297
IMCD Group NV	4,980	313,531
Koninklijke Vopak NV	6,277	275,644
Philips Lighting NV (b)	7,994	293,735
SBM Offshore NV	16,553	291,593

		3,805,543

SPAIN — 6.8%
Bolsas y Mercados Espanoles SHMSF SA	6,962	221,957
Cellnex Telecom SA (b)	14,479	371,199
Distribuidora Internacional de Alimentacion SA	58,942	304,556
Mapfre SA	94,102	302,608

See accompanying Notes to Schedule of Investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Merlin Properties Socimi SA	31,712	$430,302
Siemens Gamesa Renewable Energy SA	21,239	291,508
Viscofan SA	3,706	244,804

		2,166,934

UNITED KINGDOM — 0.7%
Dialog Semiconductor PLC (a)	6,786	211,457

TOTAL COMMON STOCKS (Cost $28,815,677)		31,961,226

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f) (Cost $1,065)	1,065	1,065

TOTAL INVESTMENTS — 100.0% (Cost $28,816,742)		31,962,291
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		8,659

NET ASSETS — 100.0%		$31,970,950

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.8% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$1,101,869	$—	$—	$1,101,869
Belgium	2,148,492	—	—	2,148,492
Finland	1,604,990	—	—	1,604,990
France	8,974,067	—	—	8,974,067
Germany	6,894,104	—	—	6,894,104
Ireland	833,716	—	—	833,716
Italy	3,926,494	—	—	3,926,494
Luxembourg	293,560	—	—	293,560
Netherlands	3,805,543	—	—	3,805,543
Spain	2,166,934	—	—	2,166,934
United Kingdom	211,457	—	—	211,457
Short-Term Investment	1,065	—	—	1,065

TOTAL INVESTMENTS	$31,962,291	$—	$—	$31,962,291

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	720	$720	$138,507	$138,162	$—	$—	1,065	$1,065	$23

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHINA — 45.8%
21Vianet Group, Inc. ADR (a) (b)	9,612	$76,704
500.com, Ltd. Class A, ADR (a) (b)	1,752	17,713
51job, Inc. ADR (b)	2,864	174,274
58.com, Inc. ADR (b)	4,378	313,333
AAC Technologies Holdings, Inc.	83,000	1,480,076
Agile Group Holdings, Ltd. (a)	569,598	864,164
Agricultural Bank of China, Ltd. Class H	2,867,000	1,334,972
Air China, Ltd. Class H	409,414	496,494
Alibaba Group Holding, Ltd. ADR (b)	140,713	24,263,143
Aluminum Corp. of China, Ltd. Class H (a) (b)	736,304	526,517
Angang Steel Co., Ltd. Class H (a)	421,244	385,286
Anhui Conch Cement Co., Ltd. Class H	250,750	1,178,804
Anhui Expressway Co., Ltd. Class H	32,000	26,690
ANTA Sports Products, Ltd.	114,000	516,969
Autohome, Inc. ADR (b)	5,165	334,021
AVIC International Holding HK, Ltd. (a) (b)	552,000	33,188
AviChina Industry & Technology Co., Ltd. Class H (a)	467,000	248,515
BAIC Motor Corp., Ltd. Class H (a) (c)	211,000	274,773
Baidu, Inc. ADR (b)	34,994	8,195,945
Bank of China, Ltd. Class H	9,665,466	4,747,853
Bank of Communications Co., Ltd. Class H	2,639,630	1,958,458
BBMG Corp. Class H	257,000	116,709
Beijing Capital International Airport Co., Ltd. Class H	114,000	171,788
Beijing Capital Land, Ltd. Class H	126,000	65,439
Beijing Enterprises Holdings, Ltd.	80,000	474,844
Beijing Enterprises Water Group, Ltd. (a) (b)	472,000	365,292
Bitauto Holdings, Ltd. ADR (a) (b)	2,684	85,351
Boyaa Interactive International, Ltd. (a) (b)	100,200	41,529
Brilliance China Automotive Holdings, Ltd.	406,000	1,085,464
Byd Co., Ltd. Class H (a)	97,800	851,980
BYD Electronic International Co., Ltd. (a)	117,000	254,735
C.banner International Holdings, Ltd. (b)	192,000	64,350
CAR, Inc. (a) (b)	189,043	165,651
CGN Power Co., Ltd. Class H (a) (c)	1,353,000	366,925
China Aerospace International Holdings, Ltd.	324,000	38,960
China Agri-Industries Holdings, Ltd.	283,000	123,810
China Animal Healthcare, Ltd. (a) (b) (d)	305,700	—
China Biologic Products Holdings, Inc. (b)	2,013	158,564
China Cinda Asset Management Co., Ltd. Class H	1,152,600	421,685
China CITIC Bank Corp., Ltd. Class H	1,396,341	875,247
China Coal Energy Co., Ltd. Class H	687,000	310,223

China Communications Construction Co., Ltd. Class H	620,000	704,284
China Conch Venture Holdings, Ltd.	155,100	359,115
China Construction Bank Corp. Class H	11,662,148	10,741,236
China Dongxiang Group Co., Ltd.	504,000	93,485
China Eastern Airlines Corp., Ltd. Class H (a)	198,000	143,612
China Everbright International, Ltd.	296,000	422,570
China Everbright, Ltd.	124,000	277,272
China Evergrande Group (b)	577,000	1,989,197
China Fangda Group Co., Ltd. Class B	122,150	73,909
China Fire Safety Enterprise Group, Ltd. (b)	434,227	20,830
China Galaxy Securities Co., Ltd. Class H	369,100	271,963
China Harmony New Energy Auto Holding, Ltd. (a) (b)	74,500	54,322
China Hongqiao Group, Ltd. (a) (b)	108,500	121,445
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	549,000	—
China Huiyuan Juice Group, Ltd. (b)	146,500	40,479
China International Marine Containers Group Co., Ltd. Class H	88,000	169,982
China Lesso Group Holdings, Ltd.	144,000	93,209
China Life Insurance Co., Ltd. Class H	988,708	3,105,008
China Lilang, Ltd.	87,000	70,225
China Lodging Group, Ltd. ADR	4,147	598,951
China Longyuan Power Group Corp., Ltd. Class H	505,000	359,178
China Machinery Engineering Corp. Class H	90,000	58,371
China Medical System Holdings, Ltd.	169,000	393,893
China Mengniu Dairy Co., Ltd. (b)	412,780	1,227,679
China Merchants Bank Co., Ltd. Class H	655,760	2,608,847
China Merchants Port Holdings Co., Ltd	395,606	1,034,902
China Minsheng Banking Corp., Ltd. Class H	914,600	916,086
China Mobile, Ltd.	737,136	7,472,916
China Molybdenum Co., Ltd. Class H (a)	429,000	275,489
China National Building Material Co., Ltd. Class H (a)	438,000	391,647
China Oilfield Services, Ltd. Class H	298,557	290,640
China Overseas Land & Investment, Ltd.	725,084	2,332,757
China Pacific Insurance Group Co., Ltd. Class H	306,400	1,471,777
China Petroleum & Chemical Corp. Class H	3,333,726	2,443,587
China Power International Development, Ltd.	285,000	74,738
China Railway Construction Corp., Ltd. Class H	255,000	295,537
China Railway Group, Ltd. Class H	644,000	476,164
China Resources Beer Holdings Co., Ltd.	329,357	1,181,797
China Resources Gas Group, Ltd.	92,000	333,645

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China Resources Land, Ltd.	448,767	$1,320,359
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	75,500	95,229
China Resources Power Holdings Co., Ltd.	328,437	611,726
China Shengmu Organic Milk, Ltd. (a) (b) (c)	357,000	57,542
China Shenhua Energy Co., Ltd. Class H	500,040	1,295,308
China Silver Group, Ltd.	92,000	28,127
China Singyes Solar Technologies Holdings, Ltd. (a) (b)	75,600	32,784
China South City Holdings, Ltd.	410,000	107,518
China Southern Airlines Co., Ltd. Class H	238,000	245,694
China State Construction International Holdings, Ltd.	258,750	362,110
China Taiping Insurance Holdings Co., Ltd.	126,141	472,789
China Telecom Corp., Ltd. Class H	2,305,320	1,097,027
China Travel International Investment Hong Kong, Ltd.	274,000	101,997
China Unicom Hong Kong, Ltd. (b)	792,172	1,070,106
China Vanke Co., Ltd. Class H	144,600	577,120
China Yurun Food Group, Ltd. (a) (b)	205,659	21,310
Chinasoft International, Ltd. (a) (b)	204,000	135,438
Chong Sing Holdings FinTech Gr (b)	2,260,000	297,775
Chongqing Changan Automobile Co., Ltd. Class B	97,600	107,372
Chongqing Rural Commercial Bank Co., Ltd. Class H	207,000	146,168
CITIC Resources Holdings, Ltd.	362,000	35,657
CITIC Securities Co., Ltd. Class H	219,500	452,629
CITIC Telecom International Holdings, Ltd.	206,000	54,548
CITIC, Ltd.	623,000	898,960
CNOOC, Ltd.	2,021,249	2,901,055
Cogobuy Group (a) (c)	72,000	38,223
Colour Life Services Group Co., Ltd. (b)	91,000	60,532
Consun Pharmaceutical Group, Ltd.	182,400	165,197
Coolpad Group, Ltd. (b) (d)	437,400	20,143
COSCO SHIPPING Development Co., Ltd. Class H (b)	1,286,339	263,280
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	607,215	331,676
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	27,000	13,919
COSCO SHIPPING Ports, Ltd.	37,562	39,065
Cosmo Lady China Holdings Co., Ltd. (a) (c)	102,000	36,926
Country Garden Holdings Co., Ltd.	757,333	1,443,499
CRRC Corp., Ltd. Class H	521,000	557,169
CSG Holding Co., Ltd. Class B	130,000	80,156
CSPC Pharmaceutical Group, Ltd.	292,000	589,431
CT Environmental Group, Ltd. (a)	408,000	75,678
Ctrip.com International, Ltd. ADR (b)	38,680	1,705,788
CWT International, Ltd. (b)	463,400	23,119

Datang International Power Generation Co., Ltd. Class H (b)	386,000	114,062
Dazhong Transportation Group Co., Ltd. Class B	108,050	71,529
Dongfang Electric Corp., Ltd. Class H (b)	14,000	11,480
Dongfeng Motor Group Co., Ltd. Class H	496,468	600,794
Fang Holdings, Ltd. ADR (a) (b)	27,244	152,021
Fanhua, Inc. ADR	8,759	189,370
Far East Horizon, Ltd.	158,000	134,811
FIH Mobile, Ltd.	329,000	100,165
First Tractor Co., Ltd. Class H (a)	76,000	32,958
Fufeng Group, Ltd. (b)	116,000	75,678
Future Land Holdings Co., Ltd. Class A	139,621	628,208
Geely Automobile Holdings, Ltd.	610,000	2,114,669
GF Securities Co., Ltd. Class H	112,800	226,832
Golden Eagle Retail Group, Ltd. (a)	96,000	116,173
GOME Retail Holdings, Ltd. (a)	1,620,322	194,837
Goodbaby International Holdings, Ltd.	261,000	143,232
Great Wall Motor Co., Ltd. Class H (a)	370,000	423,612
Greentown China Holdings, Ltd. (a)	106,500	137,054
Guangdong Investment, Ltd.	364,000	487,053
Guangshen Railway Co., Ltd. Class H (a)	74,500	50,033
Guangzhou Automobile Group Co., Ltd. Class H	472,032	1,118,293
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	94,000	277,167
Guangzhou R&F Properties Co., Ltd. Class H	402,176	906,495
Guotai Junan International Holdings, Ltd. (a)	289,000	90,575
Haitian International Holdings, Ltd.	73,000	219,449
Haitong Securities Co., Ltd. Class H	346,800	503,078
Health and Happiness H&H International Holdings, Ltd. (b)	25,500	169,298
Hengan International Group Co., Ltd.	90,500	1,004,295
Huadian Fuxin Energy Corp., Ltd. Class H	236,000	57,662
Huadian Power International Corp., Ltd. Class H	236,000	85,738
Huaneng Power International, Inc. Class H	624,472	391,428
Huaneng Renewables Corp., Ltd. Class H	410,000	138,987
Huatai Securities Co., Ltd. Class H (c)	75,600	150,479
Huishang Bank Corp., Ltd. Class H	687,000	376,135
Industrial & Commercial Bank of China, Ltd. Class H	10,017,138	8,060,046
Inner Mongolia Yitai Coal Co., Ltd. Class B	204,581	294,801
JD.com, Inc. ADR (b)	103,428	4,283,988
Jiangsu Expressway Co., Ltd. Class H	380,299	578,916
Jiangxi Copper Co., Ltd. Class H	279,578	443,474
JinkoSolar Holding Co., Ltd. ADR (a) (b)	3,359	80,784
Jumei International Holding, Ltd. ADR (a) (b)	2,584	7,545

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Kama Co., Ltd. Class B (b)	120,649	$117,995
Kangda International Environmental Co., Ltd. (b) (c)	240,000	50,964
Kingdee International Software Group Co., Ltd. (a) (b)	246,000	138,462
Kingsoft Corp., Ltd. (a)	107,000	355,877
Konka Group Co., Ltd. Class B (b)	382,000	152,462
Kunlun Energy Co., Ltd.	426,000	443,585
KWG Property Holding, Ltd.	178,951	209,001
Lao Feng Xiang Co., Ltd. Class B	59,979	222,042
Launch Tech Co., Ltd. Class H	26,500	30,848
Lenovo Group, Ltd. (a)	1,059,703	597,814
Leyou Technologies Holdings, Ltd. (b)	240,800	54,830
Li Ning Co., Ltd. (b)	307,874	249,299
Lifetech Scientific Corp. (a) (b)	284,000	67,936
Livzon Pharmaceutical Group, Inc. Class H	25,427	200,689
Luoyang Glass Co., Ltd. Class H (a) (b)	64,153	33,319
Luthai Textile Co., Ltd. Class B	50,400	54,802
Luye Pharma Group, Ltd. (a)	213,000	168,116
Maanshan Iron & Steel Co., Ltd. Class H (b)	746,971	352,593
Metallurgical Corp. of China, Ltd. Class H	454,000	133,576
Minth Group, Ltd.	92,000	554,897
Nanjing Panda Electronics Co., Ltd. Class H	29,000	17,436
NetEase, Inc. ADR	10,977	3,787,833
New China Life Insurance Co., Ltd. Class H (a)	81,300	555,361
New Oriental Education & Technology Group, Inc. ADR	14,787	1,389,978
Noah Holdings, Ltd. ADS (b)	2,623	121,392
Ourgame International Holdings, Ltd. (b)	46,000	15,358
People’s Insurance Co. Group of China, Ltd. Class H	575,000	283,186
PetroChina Co., Ltd. Class H	2,639,208	1,839,981
PICC Property & Casualty Co., Ltd. Class H	578,289	1,111,113
Ping An Insurance Group Co. of China, Ltd. Class H	628,728	6,542,799
Poly Culture Group Corp., Ltd. Class H	33,800	67,883
Poly Property Group Co., Ltd. (b)	293,000	152,548
Renhe Commercial Holdings Co., Ltd. (a) (b)	2,174,000	61,738
Semiconductor Manufacturing International Corp. (a) (b)	608,883	1,053,062
Shandong Airlines Co., Ltd. Class B	24,300	46,690
Shandong Chenming Paper Holdings, Ltd. Class H	52,900	95,280
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	171,778
Shang Gong Group Co., Ltd. Class B (b)	164,200	156,483
Shanghai Baosight Software Co., Ltd. Class B	38,500	58,096
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H (a)	339,000	27,754

Shanghai Electric Group Co., Ltd. Class H (a) (b)	478,418	197,064
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	39,000	250,195
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	200,000	118,711
Shanghai Haixin Group Co. Class B	96,000	62,400
Shanghai Highly Group Co., Ltd. Class B	155,300	131,228
Shanghai Industrial Holdings, Ltd.	50,000	143,272
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,100	18,429
Shanghai Jinjiang International Travel Co., Ltd. Class B	30,074	84,718
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	42,400	58,682
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	157,153	227,243
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	54,684	120,086
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	72,300	195,610
Shanghai Prime Machinery Co., Ltd. Class H	636,000	122,037
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,800	15,941
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	116,500	65,589
Shengjing Bank Co., Ltd. Class H (c)	19,500	15,441
Shenzhen Expressway Co., Ltd. Class H	29,000	29,418
Shenzhen Investment, Ltd.	342,888	142,115
Shenzhou International Group Holdings, Ltd.	56,000	532,972
Shunfeng International Clean Energy, Ltd. (b)	236,700	12,717
SINA Corp. (b)	10,517	1,054,960
Sino-Ocean Group Holding, Ltd.	878,211	605,523
Sinopec Oilfield Service Corp. Class H (a) (b)	202,000	33,592
Sinopec Shanghai Petrochemical Co., Ltd. Class H	634,878	361,404
Sinopharm Group Co., Ltd. Class H	124,400	537,874
Sinotrans, Ltd. Class H	250,000	122,485
SITC International Holdings Co., Ltd.	205,000	202,448
Sohu.com, Inc. (b)	4,208	182,417
Sun King Power Electronics Group	163,300	37,810
Sunac China Holdings, Ltd. (a)	295,000	1,220,786
Sunny Optical Technology Group Co., Ltd.	132,800	1,697,097
TAL Education Group ADR	39,307	1,167,811
TCL Multimedia Technology Holdings, Ltd. (a)	144,000	71,841
Tencent Holdings, Ltd.	705,570	36,644,547
Tian Ge Interactive Holdings, Ltd. (a) (c)	89,000	70,132
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	35,945	32,890
Tianneng Power International, Ltd.	102,000	105,950

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Tingyi Cayman Islands Holding Corp.	410,383	$797,951
Tong Ren Tang Technologies Co., Ltd. Class H	146,000	211,045
TravelSky Technology, Ltd. Class H	104,000	311,975
Tsingtao Brewery Co., Ltd. Class H (a)	92,000	474,281
Uni-President China Holdings, Ltd.	204,000	170,668
Vipshop Holdings, Ltd. ADR (b)	38,684	453,376
Want Want China Holdings, Ltd. (a)	1,138,000	953,513
Weibo Corp. ADR (a) (b)	2,083	215,507
Weichai Power Co., Ltd. Class H	56,000	61,320
West China Cement, Ltd. (b)	416,000	62,262
Wisdom Sports Group (a)	160,000	16,169
Xiamen International Port Co., Ltd. Class H	146,000	28,388
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	36,259	61,597
Xinyi Solar Holdings, Ltd.	283,200	109,407
Yangzijiang Shipbuilding Holdings, Ltd.	291,000	320,091
Yantai Changyu Pioneer Wine Co., Ltd. Class B	30,553	77,855
Yanzhou Coal Mining Co., Ltd. Class H	408,882	478,065
Yestar Healthcare Holdings Co., Ltd. (a)	405,000	172,003
YY, Inc. ADR (b)	3,709	419,340
Zhejiang Expressway Co., Ltd. Class H	236,000	259,327
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	58,400	29,135
Zhuzhou CRRC Times Electric Co., Ltd. Class H	83,400	542,501
Zijin Mining Group Co., Ltd. Class H	1,054,685	398,004
ZTE Corp. Class H (a) (b)	101,240	380,105

		215,132,711

HONG KONG — 1.9%
Alibaba Pictures Group, Ltd. (a) (b)	1,280,107	171,941
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	2,110,400	71,541
Beijing Enterprises Medical & Health Group, Ltd. (a) (b)	440,500	21,694
Carnival Group International Holdings, Ltd. (a) (b)	1,160,000	66,033
China All Access Holdings, Ltd.	192,000	55,016
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	453,600	22,050
China Chengtong Development Group, Ltd. (b)	370,074	24,144
China Fiber Optic Network System Group, Ltd. (b) (d)	686,800	—
China Financial International Investments, Ltd. (b)	570,000	16,916
China Gas Holdings, Ltd.	318,000	878,667
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	13,816
China Jicheng Holdings, Ltd. (a) (b) (c)	115,575	1,656
China Minsheng Drawin Technology Group, Ltd. (b)	641,658	18,058
China NT Pharma Group Co., Ltd.	105,000	25,655
China Nuclear Energy Technology Corp., Ltd. (b)	108,000	18,789

China Overseas Property Holdings, Ltd.	262,361	71,151
China Soft Power Technology Holdings, Ltd. (a) (b)	266,000	4,594
Citychamp Watch & Jewellery Group, Ltd. (a)	480,000	119,734
Comba Telecom Systems Holdings, Ltd.	369,847	70,967
CP Pokphand Co., Ltd.	890,000	70,587
Dawnrays Pharmaceutical Holdings, Ltd.	122,000	66,639
Digital China Holdings, Ltd. (a) (b)	151,000	102,569
EVA Precision Industrial Holdings, Ltd.	428,000	67,343
Fullshare Holdings, Ltd. (a) (b)	681,100	313,658
GCL-Poly Energy Holdings, Ltd. (a) (b)	956,000	171,210
Haier Electronics Group Co., Ltd. (b)	147,000	402,415
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	5,962,000	—
Hi Sun Technology China, Ltd. (b)	306,000	59,890
Hua Han Health Industry Holdings, Ltd. (a) (b) (d)	890,400	45,276
Huabao International Holdings, Ltd.	18,000	11,835
Imperial Pacific International Holdings, Ltd. (a) (b)	7,636,300	105,499
Joy City Property, Ltd.	474,000	76,400
Kingboard Chemical Holdings, Ltd.	127,200	687,475
Lee & Man Paper Manufacturing, Ltd.	235,000	277,769
Munsun Capital Group, Ltd. (a) (b)	514,200	4,144
National Agricultural Holdings, Ltd. (a) (b) (e)	112,000	17,049
NetDragon Websoft Holdings, Ltd. (a)	58,000	161,002
New Provenance Everlasting Holdings, Ltd. Class H (b)	1,135,231	22,654
Newtree Group Holdings, Ltd. (b)	330,000	19,418
Nine Dragons Paper Holdings, Ltd.	192,000	307,503
North Mining Shares Co., Ltd. (a) (b)	2,650,000	55,934
Qianhai Health Holdings, Ltd. (a) (b)	846,374	9,419
Shimao Property Holdings, Ltd.	169,500	368,606
Sino Biopharmaceutical, Ltd.	666,000	1,180,812
Skyworth Digital Holdings, Ltd.	272,243	117,014
SSY Group, Ltd.	538,691	331,458
Sun Art Retail Group, Ltd.	242,500	256,233
Tech Pro Technology Development, Ltd. (b) (e)	1,684,800	14,655
Tibet Water Resources, Ltd. (b)	357,000	163,491
United Laboratories International Holdings, Ltd. (a) (b)	118,000	95,851
Victory City International Holdings, Ltd. (b)	909,915	22,698
Vinda International Holdings, Ltd.	45,000	90,261
Vision Values Holdings, Ltd. (b)	510,000	47,625
Wasion Group Holdings, Ltd. (a)	80,000	39,093
WH Group, Ltd. (c)	953,500	1,075,802
Xinyi Glass Holdings, Ltd. (b)	346,000	450,575

		8,982,284

INDIA — 18.4%
Adani Ports & Special Economic Zone, Ltd.	115,319	732,900
Adani Power, Ltd. (b)	83,834	54,771
AIA Engineering, Ltd.	9,802	238,088

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Ajanta Pharma, Ltd.	3,873	$90,500
Alembic Pharmaceuticals, Ltd.	11,431	95,026
Apollo Hospitals Enterprise, Ltd.	31,980	603,651
Apollo Tyres, Ltd.	54,425	228,734
Arvind, Ltd.	32,176	227,252
Asian Paints, Ltd.	30,565	554,770
Aurobindo Pharma, Ltd.	39,130	421,754
Axis Bank, Ltd.	176,983	1,563,739
Bajaj Auto, Ltd.	6,895	360,114
Bajaj Finance, Ltd.	16,760	461,279
Bharat Electronics, Ltd.	112,974	322,404
Bharat Financial Inclusion, Ltd. (b)	31,402	492,081
Bharat Forge, Ltd.	31,060	355,966
Bharat Heavy Electricals, Ltd.	264,407	383,184
Bharat Petroleum Corp., Ltd.	51,033	413,925
Bharti Airtel, Ltd.	222,641	1,847,508
Bharti Infratel, Ltd.	55,019	326,481
Biocon, Ltd.	78,479	660,636
Bosch, Ltd.	823	260,017
Britannia Industries, Ltd.	2,801	206,660
Cadila Healthcare, Ltd.	30,375	206,299
Central Bank of India (b)	78,233	88,434
CG Power and Industrial Solutions, Ltd. (b)	92,237	134,105
Cipla, Ltd.	101,662	969,196
Coal India, Ltd.	154,936	638,289
Dabur India, Ltd.	40,541	222,117
DCB Bank, Ltd.	83,430	256,260
Divi’s Laboratories, Ltd.	11,170	192,215
DLF, Ltd.	74,800	303,935
Dr Reddy’s Laboratories, Ltd.	11,796	446,170
Eicher Motors, Ltd.	1,137	540,481
Emami, Ltd.	6,186	128,920
Escorts, Ltd.	55,763	687,957
Federal Bank, Ltd.	90,373	153,625
Fortis Healthcare, Ltd. (b)	52,214	131,256
GAIL India, Ltd.	70,024	548,157
Gillette India, Ltd.	1,059	112,274
Glenmark Pharmaceuticals, Ltd.	22,406	208,781
Godrej Consumer Products, Ltd.	36,110	565,432
Godrej Industries, Ltd.	21,291	202,294
Granules India, Ltd.	70,045	150,839
Grasim Industries, Ltd.	16,436	300,188
Gujarat Mineral Development Corp., Ltd.	50,167	131,376
Gujarat Pipavav Port, Ltd.	42,971	91,897
Havells India, Ltd.	40,832	359,813
HCL Technologies, Ltd.	55,793	778,405
HDFC Bank, Ltd.	188,411	5,527,097
Hero MotoCorp, Ltd.	13,746	815,176
Hindalco Industries, Ltd.	128,643	551,334
Hindustan Unilever, Ltd.	126,704	2,715,320
Hindustan Zinc, Ltd.	171,846	831,532
Housing Development & Infrastructure, Ltd. (b)	75,053	77,078
Housing Development Finance Corp., Ltd.	211,422	5,665,523
ICICI Bank, Ltd.	609	2,996
ICICI Bank, Ltd. ADR	229,980	2,237,705

Idea Cellular, Ltd. (b)	225,756	382,523
IDFC, Ltd.	166,462	164,043
Indiabulls Housing Finance, Ltd.	67,808	1,271,224
Indian Hotels Co., Ltd.	364,535	672,786
Indian Oil Corp., Ltd.	123,702	753,036
IndusInd Bank, Ltd.	28,807	744,191
Infosys, Ltd. ADR (a)	272,161	4,414,451
Ipca Laboratories, Ltd.	17,258	161,771
ITC, Ltd. GDR	298,066	1,256,546
Jain Irrigation Systems, Ltd.	75,550	148,845
Jaiprakash Associates, Ltd. (b)	359,079	146,270
Jindal Steel & Power, Ltd. (b)	66,721	214,346
JSW Steel, Ltd.	169,568	716,767
Jubilant Foodworks, Ltd.	5,934	163,728
Jubilant Life Sciences, Ltd.	11,567	142,858
Just Dial, Ltd. (b)	6,251	51,142
Karnataka Bank, Ltd.	53,148	126,276
Kotak Mahindra Bank, Ltd.	81,326	1,287,149
KPIT Technologies, Ltd.	60,551	171,471
Larsen & Toubro, Ltd. GDR	54,648	1,057,439
LIC Housing Finance, Ltd.	43,082	380,349
Lupin, Ltd.	29,227	405,293
Mahindra & Mahindra Financial Services, Ltd.	42,873	317,782
Mahindra & Mahindra, Ltd.	130,530	1,536,032
Manappuram Finance, Ltd.	74,396	143,832
Marico, Ltd.	59,631	301,296
Marksans Pharma, Ltd.	194,400	121,676
Maruti Suzuki India, Ltd.	3,520	536,572
Max Financial Services, Ltd. (b)	17,605	163,424
Mindtree, Ltd.	15,200	145,838
Motherson Sumi Systems, Ltd.	69,589	413,484
Natco Pharma, Ltd.	10,905	164,308
NCC, Ltd.	88,421	185,285
Nestle India, Ltd.	2,454	302,615
NTPC, Ltd.	157,009	435,402
Oil & Natural Gas Corp., Ltd.	411,483	1,258,415
Page Industries, Ltd.	891	356,547
PI Industries, Ltd.	10,570	159,393
Piramal Enterprises, Ltd.	4,729	212,435
Power Finance Corp., Ltd.	94,265	179,809
Power Grid Corp. of India, Ltd.	100,395	315,133
Rajesh Exports, Ltd.	29,284	368,875
Raymond, Ltd.	8,934	148,012
Reliance Capital, Ltd.	38,891	352,884
Reliance Communications, Ltd. (b)	218,613	123,816
Reliance Home Finance, Ltd. (b)	37,107	52,672
Reliance Industries, Ltd. GDR (c)	223,279	6,439,366
Reliance Infrastructure, Ltd.	71,045	616,478
Rural Electrification Corp., Ltd.	88,186	215,189
Shoppers Stop, Ltd.	18,608	163,362
Shriram City Union Finance, Ltd.	8,640	285,200
Shriram Transport Finance Co., Ltd.	20,832	483,499
Siemens, Ltd.	31,863	618,041
Sintex Industries, Ltd.	132,155	56,421
State Bank of India	196,347	953,319
Steel Authority of India, Ltd. (b)	239,230	345,385
Strides Shasun, Ltd.	15,659	201,897

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sun Pharma Advanced Research Co., Ltd. (b)	27,637	$219,832
Sun Pharmaceutical Industries, Ltd.	133,273	1,192,572
Suzlon Energy, Ltd. (b)	554,256	135,031
Tata Consultancy Services, Ltd.	69,735	2,951,207
Tata Motors, Ltd. (b)	216,615	1,465,594
Tata Steel, Ltd.	39,914	458,000
Tech Mahindra, Ltd.	58,716	463,684
Titan Co., Ltd.	14,406	193,686
Torrent Pharmaceuticals, Ltd.	9,236	205,268
UltraTech Cement, Ltd.	7,164	484,944
United Breweries, Ltd.	8,695	146,988
United Spirits, Ltd. (b)	10,454	600,903
UPL, Ltd.	33,194	396,648
Vakrangee, Ltd	101,189	666,244
Vakrangee, Ltd. (b) (e)	101,189	666,244
Vedanta, Ltd.	141,912	733,489
Wipro, Ltd. ADR (a)	195,679	1,070,364
WNS Holdings, Ltd. ADR (b)	10,101	405,353
Wockhardt, Ltd.	21,772	317,690
Yes Bank, Ltd.	178,962	883,630
Zee Entertainment Enterprises, Ltd.	174,153	1,587,438

		86,624,923

INDONESIA — 3.6%
Ace Hardware Indonesia Tbk PT	2,303,300	196,080
Adaro Energy Tbk PT	2,791,200	382,652
AKR Corporindo Tbk PT	128,000	59,908
Astra International Tbk PT	2,970,100	1,816,977
Bank Central Asia Tbk PT	2,146,496	3,464,770
Bank Mandiri Persero Tbk PT	2,805,210	1,654,076
Bank Negara Indonesia Persero Tbk PT	537,400	392,133
Bank Rakyat Indonesia Persero Tbk PT	8,547,780	2,293,268
Charoen Pokphand Indonesia Tbk PT	362,000	80,044
Ciputra Development Tbk PT	888,996	77,646
Garda Tujuh Buana Tbk PT (b)	130,400	1,624
Garuda Indonesia Persero Tbk PT (b)	3,381,100	74,762
Gudang Garam Tbk PT	96,400	595,417
Indocement Tunggal Prakarsa Tbk PT	274,125	443,489
Intiland Development Tbk PT	1,218,900	31,444
Kalbe Farma Tbk PT	976,900	121,685
Kawasan Industri Jababeka Tbk PT	6,413,198	135,189
Lippo Cikarang Tbk PT (b)	317,400	73,458
Lippo Karawaci Tbk PT	1,602,800	57,650
Matahari Department Store Tbk PT	91,200	67,219
Matahari Putra Prima Tbk PT (b)	440,500	14,675
Media Nusantara Citra Tbk PT	437,500	41,436
Modernland Realty Tbk PT	5,523,300	119,687
Pakuwon Jati Tbk PT	2,205,800	111,367
Perusahaan Gas Negara Persero Tbk	1,740,640	224,516
PP Persero Tbk PT	752,876	146,497
Semen Indonesia Persero Tbk PT	536,200	391,257
Summarecon Agung Tbk PT	835,400	58,187
Surya Semesta Internusa Tbk PT	1,328,400	50,424
Telekomunikasi Indonesia Persero Tbk PT	8,369,870	2,739,062
Tiga Pilar Sejahtera Food Tbk (b)	882,800	30,972
Tower Bersama Infrastructure Tbk PT	316,700	149,976
Unilever Indonesia Tbk PT	64,300	264,925
United Tractors Tbk PT	273,145	712,683

Wijaya Karya Persero Tbk PT	711,657	81,302

		17,156,457

MALAYSIA — 3.7%
7-Eleven Malaysia Holdings Bhd Class B	253,800	96,578
AEON Credit Service M Bhd	64,350	214,023
AirAsia Bhd	232,200	192,209
Alliance Bank Malaysia Bhd	687,710	693,318
Astro Malaysia Holdings Bhd	236,000	154,534
Axiata Group Bhd	471,433	639,527
Bermaz Auto Bhd	272,680	148,232
British American Tobacco Malaysia Bhd	14,200	140,351
Bursa Malaysia Bhd	230,534	576,477
Cahya Mata Sarawak Bhd	229,900	221,549
Carlsberg Brewery Malaysia Bhd Class B	188,503	712,650
CIMB Group Holdings Bhd	406,745	657,305
Coastal Contracts Bhd	101,300	31,789
Dialog Group Bhd	602,800	373,864
Eastern & Oriental Bhd	555,841	196,405
Eco World Development Group Bhd (b)	316,500	107,924
Genting Bhd	471,300	1,071,401
Genting Malaysia Bhd	522,400	726,739
IJM Corp. Bhd	1,050,880	791,990
Inari Amertron Bhd	406,308	341,351
IOI Corp. Bhd	668,096	749,483
IOI Properties Group Bhd	567,616	259,474
Karex Bhd	397,425	127,663
KNM Group Bhd (b)	860,300	47,830
Kuala Lumpur Kepong Bhd	50,900	314,430
Land & General Bhd	1,057,500	56,181
Lingkaran Trans Kota Holdings Bhd	55,900	76,661
Malayan Banking Bhd	505,011	1,222,908
Maxis Bhd	353,200	524,520
Media Prima Bhd	287,400	53,972
MKH Bhd	142,500	57,394
Muhibbah Engineering M Bhd	290,800	204,070
Nam Cheong, Ltd. (a) (b) (e)	320,400	4,795
Oldtown Bhd	179,400	136,977
OSK Holdings Bhd	1,231,087	325,491
Padini Holdings Bhd	203,800	265,892
PPB Group Bhd	100,900	429,829
Press Metal Aluminium Holdings Bhd	466,640	621,495
Prestariang Bhd	188,400	70,761
Public Bank Bhd	181,220	930,504
Sapura Energy Bhd	204,500	35,877
Silverlake Axis, Ltd.	218,100	94,656
Sime Darby Bhd	357,588	195,273
Sime Darby Plantation Bhd (b)	349,388	517,996
Sime Darby Property Bhd (b)	349,388	153,672
TA Enterprise Bhd	645,700	96,528
Telekom Malaysia Bhd	136,709	212,816
Tenaga Nasional Bhd	315,450	1,189,466
Yinson Holdings Bhd	147,600	147,709

		17,212,539

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

PAKISTAN — 0.2%
Bank Alfalah, Ltd. (b)	329,000	$126,710
Bank of Punjab (b)	1,337,000	99,836
Fauji Fertilizer Bin Qasim, Ltd.	431,000	138,810
Habib Bank, Ltd.	78,600	119,015
Maple Leaf Cement Factory, Ltd.	154,100	95,574
MCB Bank, Ltd.	67,700	130,259
Nishat Mills, Ltd.	94,600	128,162
Pioneer Cement, Ltd.	144,100	82,425
Searle Co., Ltd.	41,229	117,638
TRG Pakistan (b)	348,000	93,347

		1,131,776

PHILIPPINES — 1.9%
Alliance Global Group, Inc. (b)	767,100	245,865
Ayala Land, Inc.	1,559,988	1,393,739
BDO Unibank, Inc.	192,325	631,837
Belle Corp.	1,397,200	108,596
Bloomberry Resorts Corp. (b)	440,300	96,139
Cebu Air, Inc.	60,740	121,675
Cosco Capital, Inc.	1,759,100	271,336
D&L Industries, Inc.	1,556,600	344,872
DoubleDragon Properties Corp. (b)	503,470	400,396
First Gen Corp.	1,138,970	387,870
First Philippine Holdings Corp.	413,947	514,117
Globe Telecom, Inc.	2,300	87,540
GT Capital Holdings, Inc.	6,825	176,641
JG Summit Holdings, Inc.	331,290	478,486
Jollibee Foods Corp.	43,630	221,122
LT Group, Inc.	522,800	196,259
Metro Pacific Investments Corp.	1,247,600	171,195
Nickel Asia Corp.	681,384	86,401
Philex Mining Corp.	876,200	106,366
PLDT, Inc.	21,399	634,426
Puregold Price Club, Inc.	326,380	326,903
Robinsons Retail Holdings, Inc.	165,710	319,337
SM Investments Corp.	17,710	351,220
SM Prime Holdings, Inc.	1,012,000	760,216
Universal Robina Corp.	92,490	279,767

		8,712,321

SINGAPORE — 0.0% (f)
SIIC Environment Holdings, Ltd.	152,999	58,960

TAIWAN — 19.8%
Acer, Inc. (b)	694,395	563,524
Advanced Semiconductor Engineering, Inc.	1,011,797	1,297,110
Advantech Co., Ltd.	47,898	338,812
Airtac International Group	12,431	223,485
Asia Cement Corp.	896,073	849,144
Asustek Computer, Inc.	132,138	1,241,076
AU Optronics Corp. ADR (a)	163,157	678,733
Catcher Technology Co., Ltd.	132,539	1,460,853
Cathay Financial Holding Co., Ltd.	1,289,604	2,318,457
Center Laboratories, Inc. (b)	54,896	90,391
Chang Hwa Commercial Bank, Ltd.	2,039,831	1,134,439
China Development Financial Holding Corp.	3,197,272	1,090,522
China Life Insurance Co., Ltd.	189,812	191,034
China Steel Chemical Corp.	18,877	80,878

China Steel Corp.	1,925,625	1,601,533
Chlitina Holding, Ltd.	46,000	232,639
Chunghwa Telecom Co., Ltd.	417,268	1,486,312
Compal Electronics, Inc.	996,431	713,207
CTBC Financial Holding Co., Ltd.	2,930,515	2,018,770
Delta Electronics, Inc.	316,787	1,527,595
E.Sun Financial Holding Co., Ltd.	468,476	297,535
Eclat Textile Co., Ltd.	45,365	453,520
eMemory Technology, Inc.	16,000	229,581
Epistar Corp. (b)	214,170	324,942
Everlight Electronics Co., Ltd.	161,996	244,694
Far Eastern New Century Corp.	1,146,170	1,032,221
Far EasTone Telecommunications Co., Ltd.	163,000	402,591
Feng TAY Enterprise Co., Ltd.	45,902	209,007
Firich Enterprises Co., Ltd. (b)	30,056	42,117
First Financial Holding Co., Ltd.	2,465,258	1,619,564
Formosa Chemicals & Fibre Corp.	671,691	2,324,854
Formosa Petrochemical Corp.	210,000	815,061
Formosa Plastics Corp.	879,137	2,915,833
Foxconn Technology Co., Ltd.	241,519	691,480
Fubon Financial Holding Co., Ltd.	1,080,998	1,841,712
Giant Manufacturing Co., Ltd.	45,000	247,240
Himax Technologies, Inc. ADR	19,346	201,585
Hiwin Technologies Corp.	30,614	331,257
Hon Hai Precision Industry Co., Ltd.	1,918,950	6,138,886
Hotai Motor Co., Ltd.	41,000	487,726
HTC Corp. (b)	117,710	289,148
Hua Nan Financial Holdings Co., Ltd.	2,437,212	1,371,820
Innolux Corp.	954,753	397,834
Inventec Corp.	368,000	293,698
King Yuan Electronics Co., Ltd.	816,898	830,390
Largan Precision Co., Ltd.	12,710	1,716,962
Lite-On Technology Corp.	543,891	742,039
Macronix International (b)	651,990	968,394
Makalot Industrial Co., Ltd.	45,682	191,886
MediaTek, Inc.	219,219	2,165,781
Medigen Biotechnology Corp. (b)	14,000	16,654
Mega Financial Holding Co., Ltd.	1,829,148	1,478,267
Merry Electronics Co., Ltd.	46,000	300,654
MIN AIK Technology Co., Ltd.	27,400	24,768
Motech Industries, Inc. (b)	139,934	105,567
Nan Ya Plastics Corp.	912,759	2,389,365
Novatek Microelectronics Corp.	144,062	549,458
PChome Online, Inc.	24,957	114,895
Pegatron Corp.	344,630	833,824
Pou Chen Corp.	230,000	297,949
Powertech Technology, Inc.	227,518	672,802
President Chain Store Corp.	53,000	505,805
ProMOS Technologies, Inc. (b) (e)	2,232	—
Quanta Computer, Inc.	548,194	1,140,286
Radiant Opto-Electronics Corp.	46,000	109,286
Realtek Semiconductor Corp.	161,161	590,304
Shin Kong Financial Holding Co., Ltd.	2,493,980	879,977
Silicon Motion Technology Corp. ADR	3,676	194,681
Siliconware Precision Industries Co., Ltd.	421,763	712,895
SinoPac Financial Holdings Co., Ltd.	3,201,795	1,040,421
Synnex Technology International Corp.	220,000	299,780

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Tainan Enterprises Co., Ltd.	532,830	$427,038
Taishin Financial Holding Co., Ltd.	3,004,828	1,398,487
Taiwan Cement Corp.	759,216	929,933
Taiwan FU Hsing Industrial Co., Ltd.	208,000	262,809
Taiwan Mobile Co., Ltd.	285,200	1,030,260
Taiwan Paiho, Ltd.	30,000	121,982
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	454,886	18,036,230
Tatung Co., Ltd. (b)	803,107	518,160
Teco Electric and Machinery Co., Ltd.	170,000	162,811
TPK Holding Co., Ltd. (b)	25,000	70,232
Tripod Technology Corp.	389,361	1,216,815
Uni-President Enterprises Corp.	838,971	1,860,715
United Integrated Services Co., Ltd.	546,194	1,077,393
United Microelectronics Corp. ADR	499,641	1,194,142
Walsin Lihwa Corp.	532,000	314,640
Wistron Corp.	807,873	650,186
Yageo Corp.	133,341	1,581,712
Yuanta Financial Holding Co., Ltd.	1,750,383	811,710

		92,880,765

THAILAND — 4.3%
Advanced Info Service PCL (e)	185,802	1,088,929
Airports of Thailand PCL (e)	383,100	799,350
Bangkok Expressway & Metro PCL (e)	4,708,532	1,112,479
Beauty Community PCL (e)	300,300	191,661
BEC World PCL (e)	132,600	53,300
Bumrungrad Hospital PCL (e)	39,000	226,174
Central Plaza Hotel PCL (e)	53,900	96,339
Charoen Pokphand Foods PCL (e)	257,800	189,850
Chularat Hospital PCL (e)	2,142,300	138,043
CP ALL PCL (e)	819,600	1,936,459
Electricity Generating PCL (e)	196,399	1,301,693
Energy Absolute PCL (e)	252,400	406,597
Gunkul Engineering PCL (e)	1,455,403	176,846
Hana Microelectronics PCL (e)	114,600	156,481
Ichitan Group PCL (b) (e)	148,600	41,493
Indorama Ventures PCL (e)	184,700	301,788
IRPC PCL (e)	3,313,239	716,733
Jasmine International PCL (e)	681,325	148,432
Kasikornbank PCL (e)	62,454	458,009
Kasikornbank PCL NVDR	30,900	219,969
KCE Electronics PCL (e)	175,100	444,600
MC Group PCL (e)	330,500	160,230
Mega Lifesciences PCL (e)	252,200	340,497
Minor International PCL (e)	353,486	474,533
Nok Airlines PCL (b) (e)	1,642,600	171,367
PTG Energy PCL (e)	196,500	131,442
PTT Exploration & Production PCL (e)	342,032	1,049,500
PTT Global Chemical PCL NVDR	86,600	225,867
PTT PCL (e)	122,355	1,644,415
Siam Cement PCL NVDR	54,400	807,904
Siam Commercial Bank PCL (e)	262,597	1,208,639
Somboon Advance Technology PCL (e)	183,700	122,880
Srisawad Corp. PCL (e)	286,328	573,271
Superblock PCL NVDR (b)	1,126,200	40,431
SVI PCL (e)	1,071,200	138,050
Thai Beverage PCL	1,088,000	748,997
Thai Oil PCL (e)	427,664	1,358,184
Thai Union Group PCL Class F (e)	239,100	145,999

TMB Bank PCL (e)	2,201,300	203,987
True Corp. PCL NVDR (b)	1,586,183	301,759

		20,053,177

UNITED STATES — 0.3%
Yum China Holdings, Inc.	30,034	1,201,961

TOTAL COMMON STOCKS (Cost $370,184,303)		469,147,874

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
E for L Aim PCL (expiring 6/1/20) (b)	272,340	83
Superblock PCL (expiring 8/31/20) (b)	194,700	2,330

		2,413

TOTAL WARRANTS (Cost $—)		2,413

RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
\TCL Multimedia Technology Holdings, Ltd. (expiring 1/12/18) (a) (b) (e) (Cost $0)	48,000	2,702

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	102,046	102,046
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	5,789,279	5,789,279

TOTAL SHORT-TERM INVESTMENTS (Cost $5,891,325)		5,891,325

TOTAL INVESTMENTS — 101.2% (Cost $376,075,628)		475,044,314
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(5,598,051)

NET ASSETS — 100.0%		$469,446,263

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.As of December 31, 2017, total aggregate fair value of the security is $65,419, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $18,413,695 representing 3.9% of net assets.
(f)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$215,112,568	$—		$20,143	$215,132,711
Hong Kong	8,905,304	31,704		45,276	8,982,284
India	85,958,679	666,244		—	86,624,923
Indonesia	17,156,457	—		—	17,156,457
Malaysia	17,207,744	4,795		—	17,212,539
Pakistan	1,131,776	—		—	1,131,776
Philippines	8,712,321	—		—	8,712,321
Singapore	58,960	—		—	58,960
Taiwan	92,880,765	0	(a)	—	92,880,765
Thailand	2,344,927	17,708,250		—	20,053,177
United States	1,201,961	—		—	1,201,961
Warrants
Thailand	2,413	—		—	2,413
Rights
Hong Kong	—	2,702		—	2,702
Short-Term Investments	5,891,325	—		—	5,891,325

TOTAL INVESTMENTS	$456,565,200	$18,413,695		$65,419	$475,044,314

(a)	Fund held Level 2 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund —Class G Shares	2,046,576	$2,046,576	$9,815,065	$11,759,595	$—	$—	102,046	$102,046	$7,233
State Street Navigator Securities Lending Government Money Market Portfolio	5,790,699	5,790,699	12,890,038	12,891,458	—	—	5,789,279	5,789,279	32,788

TOTAL		$7,837,275	$22,705,103	$24,651,053	$—	$—		$5,891,325	$40,021

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H (a)	1,632,000	$868,474

AIR FREIGHT & LOGISTICS — 0.2%
Sinotrans, Ltd. Class H	816,000	399,790
ZTO Express Cayman, Inc. ADR (b)	116,900	1,852,865

		2,252,655

AIRLINES — 0.4%
Air China, Ltd. Class H	1,570,000	1,903,931
China Eastern Airlines Corp., Ltd. Class H (a)	1,432,000	1,038,650
China Southern Airlines Co., Ltd. Class H	1,138,000	1,174,787
Shandong Airlines Co., Ltd. Class B	106,000	203,666

		4,321,034

AUTO COMPONENTS — 0.5%
China First Capital Group, Ltd. (b)	518,000	200,115
Fuyao Glass Industry Group Co., Ltd. Class H (c)	176,400	743,528
Minth Group, Ltd.	600,000	3,618,897
Xinyi Glass Holdings, Ltd. (b)	984,000	1,281,404

		5,843,944

AUTOMOBILES — 2.7%
BAIC Motor Corp., Ltd. Class H (a) (c)	874,400	1,138,679
Brilliance China Automotive Holdings, Ltd.	1,592,000	4,256,303
Byd Co., Ltd. Class H (a)	405,000	3,528,136
Chongqing Changan Automobile Co., Ltd. Class B	727,300	800,120
Dongfeng Motor Group Co., Ltd. Class H	2,029,300	2,455,730
Geely Automobile Holdings, Ltd.	3,056,000	10,594,144
Great Wall Motor Co., Ltd. Class H (a)	2,231,000	2,554,264
Guangzhou Automobile Group Co., Ltd. Class H	1,516,637	3,593,071
Qingling Motors Co., Ltd. Class H	2,364,000	752,992

		29,673,439

BANKS — 14.5%
Agricultural Bank of China, Ltd. Class H	16,059,000	7,477,615
Bank of China, Ltd. Class H	44,996,700	22,103,198
Bank of Chongqing Co., Ltd. Class H	1,171,500	932,129
Bank of Communications Co., Ltd. Class H	13,829,824	10,260,957
China CITIC Bank Corp., Ltd. Class H	6,774,471	4,246,339
China Construction Bank Corp. Class H	62,673,623	57,724,545
China Merchants Bank Co., Ltd. Class H	2,355,735	9,371,952
China Minsheng Banking Corp., Ltd. Class H	4,396,800	4,403,943
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,762,000	1,244,194

Huishang Bank Corp., Ltd. Class H	1,641,000	898,453
Industrial & Commercial Bank of China, Ltd. Class H	45,692,789	36,765,590
Postal Savings Bank of China Co., Ltd. Class H (c)	2,124,000	1,103,123
Shengjing Bank Co., Ltd. Class H (c)	556,000	440,259

		156,972,297

BEVERAGES — 0.2%
Tibet Water Resources, Ltd. (a) (b)	1,405,000	643,432
Tsingtao Brewery Co., Ltd. Class H (a)	201,000	1,036,202

		1,679,634

BIOTECHNOLOGY — 0.4%
3SBio, Inc. (a) (b) (c)	515,000	1,010,592
BeiGene, Ltd. ADR (a) (b)	25,274	2,469,775
China Biologic Products Holdings, Inc. (b)	10,386	818,105
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	15,700	75,314

		4,373,786

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	356,000	230,433

CAPITAL MARKETS — 1.7%
Central China Securities Co., Ltd. Class H (a)	360,000	151,510
China Cinda Asset Management Co., Ltd. Class H	6,863,200	2,510,938
China Everbright, Ltd.	612,000	1,368,472
China Financial International Investments, Ltd. (a) (b)	4,010,000	119,008
China Galaxy Securities Co., Ltd. Class H	1,980,000	1,458,918
China Huarong Asset Management Co., Ltd. (c)	4,992,000	2,356,374
CITIC Securities Co., Ltd. Class H	1,316,500	2,714,745
GF Securities Co., Ltd. Class H	1,014,200	2,039,480
Guotai Junan International Holdings, Ltd. (a)	1,725,000	540,628
Haitong Securities Co., Ltd. Class H	1,902,600	2,759,966
Huatai Securities Co., Ltd. Class H (c)	671,600	1,336,791
Noah Holdings, Ltd. ADS (a) (b)	14,630	677,076
Shenwan Hongyuan HK, Ltd. (a)	505,000	158,917

		18,192,823

CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	1,914,000	604,759
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (a) (b)	559,000	364,691
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,645,999	1,506,235

		2,475,685

COMMERCIAL SERVICES & SUPPLIES — 0.9%
China Everbright International, Ltd.	1,825,000	2,605,375
China Evergrande Group (b)	2,013,600	6,941,849
Dongjiang Environmental Co., Ltd. Class H (a)	150,200	235,177

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Yestar Healthcare Holdings Co., Ltd. (a)	687,500	$291,981

		10,074,382

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd. (a)	487,000	1,060,307
China All Access Holdings, Ltd.	1,256,000	359,899
China Fiber Optic Network System Group, Ltd. (b) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a)	1,384,310	265,624
Shanghai Potevio Co., Ltd. Class B (b)	264,700	186,614
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a) (c)	158,000	725,596
ZTE Corp. Class H (a) (b)	546,197	2,050,693

		4,648,733

CONSTRUCTION & ENGINEERING — 0.9%
China Communications Construction Co., Ltd. Class H	2,834,394	3,219,707
China Machinery Engineering Corp. Class H	455,000	295,095
China Railway Construction Corp., Ltd. Class H	1,142,875	1,324,555
China Railway Group, Ltd. Class H	2,539,000	1,877,300
China Singyes Solar Technologies Holdings, Ltd. (a) (b)	368,000	159,585
China State Construction International Holdings, Ltd.	1,116,000	1,561,798
Concord New Energy Group, Ltd.	3,530,000	155,789
Metallurgical Corp. of China, Ltd. Class H	1,618,000	476,047
Sinopec Engineering Group Co., Ltd. Class H	1,023,000	968,391

		10,038,267

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H	802,500	3,772,642
BBMG Corp. Class H (a)	1,229,000	558,115
China National Building Material Co., Ltd. Class H (a)	2,220,000	1,985,059
China Resources Cement Holdings, Ltd.	769,163	505,737
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,896,000	90,952
CSG Holding Co., Ltd. Class B	446,200	275,118

		7,187,623

CONSUMER FINANCE — 0.2%
China Financial Services Holdings, Ltd.	2,960,000	268,840
Chong Sing Holdings FinTech Gr (a) (b)	14,954,900	1,970,443

		2,239,283

CONTAINERS & PACKAGING — 0.1%
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	9,405,714	318,846

Greatview Aseptic Packaging Co., Ltd.	452,000	329,577

		648,423

DISTRIBUTORS — 0.1%
Qianhai Health Holdings, Ltd. (a) (b)	11,000,000	122,421
Xinhua Winshare Publishing and Media Co., Ltd. Class H	587,000	466,308

		588,729

DIVERSIFIED CONSUMER SERVICES — 1.3%
China Maple Leaf Educational Systems, Ltd. (a)	452,000	529,635
Fu Shou Yuan International Group, Ltd.	681,000	581,054
New Oriental Education & Technology Group, Inc. ADR	82,130	7,720,220
TAL Education Group ADR	183,508	5,452,023

		14,282,932

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,095,000	934,293

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
China Communications Services Corp., Ltd. Class H	2,059,600	1,380,567
China Telecom Corp., Ltd. Class H	8,896,951	4,233,771
China Unicom Hong Kong, Ltd. (b)	3,639,805	4,916,831
CITIC Telecom International Holdings, Ltd.	1,158,000	306,635

		10,837,804

ELECTRICAL EQUIPMENT — 0.4%
Dongfang Electric Corp., Ltd. Class H (b)	245,400	201,222
Shanghai Electric Group Co., Ltd. Class H (a) (b)	2,002,000	824,638
Tech Pro Technology Development, Ltd. (b) (f)	4,481,396	38,982
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	345,560	587,036
Zhuzhou CRRC Times Electric Co., Ltd. Class H	406,100	2,641,601

		4,293,479

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc.	439,745	7,841,640
Anxin-China Holdings, Ltd. (b) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	243,982	250,933
Digital China Holdings, Ltd. (a) (b)	715,000	485,673
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	1,023,201
FIT Hon Teng, Ltd. (c)	775,000	524,446
Ju Teng International Holdings, Ltd.	1,042,000	339,900
Kingboard Chemical Holdings, Ltd.	520,999	2,815,832
Kingboard Laminates Holdings, Ltd.	326,000	507,935
Sunny Optical Technology Group Co., Ltd.	405,000	5,175,636
Wasion Group Holdings, Ltd. (a)	354,000	172,985

		19,138,181

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	918,000	$100,991
China Oilfield Services, Ltd. Class H	1,185,900	1,154,452
Hilong Holding, Ltd.	665,000	96,127
Sinopec Oilfield Service Corp. Class H (a) (b)	1,288,000	214,192

		1,565,762

FOOD & STAPLES RETAILING — 0.5%
China Resources Beer Holdings Co., Ltd.	993,667	3,565,471
Sun Art Retail Group, Ltd.	1,358,000	1,434,905

		5,000,376

FOOD PRODUCTS — 1.9%
China Agri-Industries Holdings, Ltd.	1,551,600	678,811
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (b)	701,000	193,694
China Mengniu Dairy Co., Ltd. (b)	1,806,220	5,372,010
China Yurun Food Group, Ltd. (a) (b)	1,128,000	116,879
CP Pokphand Co., Ltd.	3,172,000	251,575
Health and Happiness H&H International Holdings, Ltd. (b)	153,500	1,019,105
Imperial Pacific International Holdings, Ltd. (a) (b)	29,050,300	401,345
Tingyi Cayman Islands Holding Corp.	1,333,844	2,593,533
Uni-President China Holdings, Ltd.	1,168,400	977,491
Want Want China Holdings, Ltd. (a)	4,455,933	3,733,560
WH Group, Ltd. (c)	4,551,606	5,135,426
YuanShengTai Dairy Farm, Ltd. (a) (b)	2,286,000	87,729

		20,561,158

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	1,416,000	3,912,553
China Oil & Gas Group, Ltd.	1,616,000	175,713
China Resources Gas Group, Ltd.	609,000	2,208,582

		6,296,848

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,596,000	1,161,685

HEALTH CARE PROVIDERS & SERVICES — 0.5%
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	405,000	510,829
Huayi Tencent Entertainment Co., Ltd. (a) (b)	1,320,000	59,944
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	670,000	1,812,710
Sinopharm Group Co., Ltd. Class H	728,400	3,149,415

		5,532,898

HOTELS, RESTAURANTS & LEISURE — 1.2%
Ajisen China Holdings, Ltd.	458,000	217,948
China Lodging Group, Ltd. ADR	17,519	2,530,269
China Travel International Investment Hong Kong, Ltd.	2,866,000	1,066,872
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,168,187	406,466

Yum China Holdings, Inc.	230,992	9,244,300

		13,465,855

HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd. (b)	887,000	2,428,178
Hisense Kelon Electrical Holdings Co., Ltd. Class H	295,000	348,311
Skyworth Digital Holdings, Ltd.	1,619,423	696,054

		3,472,543

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	410,000	822,381

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,166,000	313,228
CGN Power Co., Ltd. Class H (a) (c)	7,503,000	2,034,764
China Datang Corp. Renewable Power Co., Ltd. Class H	1,919,000	228,298
China Longyuan Power Group Corp., Ltd. Class H	2,233,000	1,588,206
China Power International Development, Ltd.	2,281,000	598,167
China Resources Power Holdings Co., Ltd.	1,190,092	2,216,589
Datang International Power Generation Co., Ltd. Class H (b)	2,868,287	847,574
Huadian Fuxin Energy Corp., Ltd. Class H	1,832,000	447,612
Huadian Power International Corp., Ltd. Class H	974,000	353,851
Huaneng Power International, Inc. Class H	2,576,129	1,614,756

		10,243,045

INDUSTRIAL CONGLOMERATES — 0.8%
Beijing Enterprises Holdings, Ltd.	405,500	2,406,867
CITIC, Ltd.	4,042,000	5,832,418
Shanghai Industrial Holdings, Ltd.	302,000	865,362

		9,104,647

INSURANCE — 6.1%
China Life Insurance Co., Ltd. Class H	4,507,040	14,154,226
China Pacific Insurance Group Co., Ltd. Class H	1,495,400	7,183,077
China Taiping Insurance Holdings Co., Ltd.	752,491	2,820,409
Fanhua, Inc. ADR	25,756	556,845
New China Life Insurance Co., Ltd. Class H	396,100	2,705,760
People’s Insurance Co. Group of China, Ltd. Class H	4,669,000	2,299,471
PICC Property & Casualty Co., Ltd. Class H	2,830,858	5,439,153
Ping An Insurance Group Co. of China, Ltd. Class H (a)	2,981,600	31,027,741

		66,186,682

INTERNET & CATALOG RETAIL — 3.0%
Ctrip.com International, Ltd. ADR (b)	227,972	10,053,565
JD.com, Inc. ADR (b)	468,073	19,387,584

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Vipshop Holdings, Ltd. ADR (b)	215,181	$2,521,921

		31,963,070

INTERNET SOFTWARE & SERVICES — 32.6%
21Vianet Group, Inc. ADR (a) (b)	39,006	311,268
58.com, Inc. ADR (b)	47,575	3,404,943
Alibaba Group Holding, Ltd. ADR (a) (b)	670,210	115,564,310
Autohome, Inc. ADR (b)	25,658	1,659,303
Baidu, Inc. ADR (b)	160,440	37,576,652
Baozun, Inc. ADR (a) (b)	13,995	441,682
Bitauto Holdings, Ltd. ADR (a) (b)	18,567	590,431
China Literature, Ltd. (a) (b) (c)	80,000	852,980
Fang Holdings, Ltd. ADR (a) (b)	114,086	636,600
Momo, Inc. ADR (b)	27,947	684,143
NetEase, Inc. ADR	43,699	15,079,214
Phoenix New Media, Ltd. ADR (a) (b)	38,968	252,902
SINA Corp. (b)	40,778	4,090,441
Sohu.com, Inc. (b)	26,580	1,152,243
Tencent Holdings, Ltd.	3,194,615	165,915,814
Tian Ge Interactive Holdings, Ltd. (a) (c)	129,000	101,651
Weibo Corp. ADR (a) (b)	27,089	2,802,628
YY, Inc. ADR (b)	24,757	2,799,026

		353,916,231

IT SERVICES — 0.4%
AGTech Holdings, Ltd. (a) (b)	1,436,000	222,271
Chinasoft International, Ltd. (a) (b)	1,688,000	1,120,684
Hi Sun Technology China, Ltd. (b)	1,365,000	267,157
TravelSky Technology, Ltd. Class H	812,000	2,435,803

		4,045,915

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Genscript Biotech Corp. (a)	418,000	1,068,354
Wuxi Biologics Cayman, Inc. (b) (c)	104,500	584,172

		1,652,526

MACHINERY — 1.2%
China Conch Venture Holdings, Ltd.	696,000	1,611,503
China International Marine Containers Group Co., Ltd. Class H	513,700	992,270
CIMC Enric Holdings, Ltd. (a) (b)	578,000	485,776
CRRC Corp., Ltd. Class H	2,634,950	2,817,876
First Tractor Co., Ltd. Class H (a)	352,000	152,646
Haitian International Holdings, Ltd.	599,000	1,800,686
Lonking Holdings, Ltd.	2,206,000	967,927
Weichai Power Co., Ltd. Class H	1,884,680	2,063,738
Yangzijiang Shipbuilding Holdings, Ltd.	1,776,500	1,954,097
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (a)	855,400	366,570

		13,213,089

MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (b)	2,084,500	426,643
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	815,800	445,610
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,405,175	724,400

SITC International Holdings Co., Ltd.	668,000	659,686

		2,256,339

MEDIA — 0.1%
Alibaba Pictures Group, Ltd. (a) (b)	6,950,000	933,507
Poly Culture Group Corp., Ltd. Class H (a)	91,800	184,368
Wisdom Sports Group (a)	1,037,000	104,797

		1,222,672

METALS & MINING — 1.0%
Aluminum Corp. of China, Ltd. Class H (a) (b)	2,548,000	1,822,025
Angang Steel Co., Ltd. Class H (a)	1,015,720	929,016
China Hongqiao Group, Ltd. (a) (b)	205,297	229,791
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (a)	2,376,000	1,525,785
China Zhongwang Holdings, Ltd. (a)	804,400	440,412
Jiangxi Copper Co., Ltd. Class H	927,000	1,470,431
Maanshan Iron & Steel Co., Ltd. Class H (b)	1,664,000	785,458
MMG, Ltd. (b)	1,160,000	575,749
Munsun Capital Group, Ltd. (a)	4,092,000	32,978
Shougang Fushan Resources Group, Ltd.	2,592,000	557,041
Zhaojin Mining Industry Co., Ltd. Class H (a)	732,500	566,900
Zijin Mining Group Co., Ltd. Class H	4,880,750	1,841,840

		10,777,426

MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd. (a)	513,120	620,945
Parkson Retail Group, Ltd. (a)	1,596,500	183,804

		804,749

OIL, GAS & CONSUMABLE FUELS — 4.2%
China Coal Energy Co., Ltd. Class H	1,766,013	797,465
China Petroleum & Chemical Corp. Class H	15,128,640	11,089,137
China Shenhua Energy Co., Ltd. Class H	2,084,200	5,398,929
China Suntien Green Energy Corp., Ltd. Class H	941,000	249,174
CNOOC, Ltd.	9,877,174	14,176,492
Kunlun Energy Co., Ltd. (a)	2,435,400	2,535,934
NewOcean Energy Holdings, Ltd. (a) (b)	706,000	185,141
PetroChina Co., Ltd. Class H	12,686,930	8,844,968
Sinopec Kantons Holdings, Ltd.	1,012,000	653,755
Yanzhou Coal Mining Co., Ltd. Class H (a)	1,227,900	1,435,663

		45,366,658

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd.	1,543,000	1,823,816
Nine Dragons Paper Holdings, Ltd.	1,203,000	1,926,696

		3,750,512

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

PERSONAL PRODUCTS — 0.5%
Hengan International Group Co., Ltd.	498,500	$5,531,945

PHARMACEUTICALS — 1.7%
China Animal Healthcare, Ltd.. (a) (b) (e)	763,600	—
China Medical System Holdings, Ltd.	795,300	1,853,628
China Resources Pharmaceutical Group, Ltd. (a) (c)	638,000	825,932
China Shineway Pharmaceutical Group, Ltd.	294,000	274,169
Consun Pharmaceutical Group, Ltd.	579,000	524,391
CSPC Pharmaceutical Group, Ltd.	2,148,000	4,335,952
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	192,000	566,129
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	3,728,400	189,584
Luye Pharma Group, Ltd. (a)	1,039,000	820,057
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	204,000	1,308,713
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	515,000	305,681
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	1,297,000	466,218
Sino Biopharmaceutical, Ltd.	2,921,000	5,178,906
SSY Group, Ltd.	1,826,332	1,123,746
Tong Ren Tang Technologies Co., Ltd. Class H (a)	403,000	582,541

		18,355,647

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
Agile Group Holdings, Ltd. (a)	1,146,747	1,739,785
Beijing Capital Land, Ltd. Class H	820,000	425,876
Carnival Group International Holdings, Ltd. (a) (b)	6,856,800	390,323
China Jinmao Holdings Group, Ltd.	1,562,000	687,358
China Overseas Land & Investment, Ltd.	2,547,862	8,197,041
China Overseas Property Holdings, Ltd. (a)	942,620	255,632
China Resources Land, Ltd.	1,818,555	5,350,539
China South City Holdings, Ltd.	2,106,000	552,275
China Vanke Co., Ltd. Class H	841,864	3,360,004
CIFI Holdings Group Co., Ltd.	990,000	596,485
Colour Life Services Group Co., Ltd. (a) (b)	282,000	187,584
Country Garden Holdings Co., Ltd.	4,089,500	7,794,705
Fullshare Holdings, Ltd. (a) (b)	3,952,500	1,820,194
Future Land Holdings Co., Ltd. Class A	588,294	2,646,963
Greentown China Holdings, Ltd. (a)	370,500	476,792
Guangzhou R&F Properties Co., Ltd. Class H	809,024	1,823,520
Hopson Development Holdings, Ltd.	390,000	382,152
Hydoo International Holding, Ltd. (b)	1,290,000	138,616
Kaisa Group Holdings, Ltd. (b)	884,000	498,694
KWG Property Holding, Ltd.	789,806	922,432
Longfor Properties Co., Ltd.	865,000	2,166,566
Poly Property Group Co., Ltd. (b)	1,260,000	656,007
Redco Properties Group, Ltd. (c)	398,200	181,340

Renhe Commercial Holdings Co., Ltd. (a) (b)	8,567,000	243,290
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	411,948
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,127,822
Shenzhen Investment, Ltd.	1,840,606	762,867
Shimao Property Holdings, Ltd.	851,441	1,851,598
Shui On Land, Ltd.	2,955,500	816,635
Sino-Ocean Group Holding, Ltd.	2,439,212	1,681,828
SOHO China, Ltd.	907,500	530,525
Sunac China Holdings, Ltd. (a)	1,201,300	4,971,289
Yanlord Land Group, Ltd.	397,300	481,612
Yuexiu Property Co., Ltd.	6,148,000	1,148,233
Yuzhou Properties Co., Ltd.	2,380,840	1,270,017
Zall Group, Ltd. (a) (b)	624,000	681,688

		57,230,235

ROAD & RAIL — 0.2%
CAR, Inc. (a) (b)	773,300	677,613
Dazhong Transportation Group Co., Ltd. Class B	372,000	246,264
Guangshen Railway Co., Ltd. Class H (a)	1,410,000	946,938

		1,870,815

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
China Soft Power Technology Holdings, Ltd. (a) (b)	2,191,000	37,837
GCL-Poly Energy Holdings, Ltd. (a) (b)	6,901,000	1,235,900
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (a) (b)	13,380	321,789
Semiconductor Manufacturing International Corp. (a) (b)	1,818,600	3,145,264
Shunfeng International Clean Energy, Ltd. (a) (b)	670,000	35,997
Xinyi Solar Holdings, Ltd. (a)	2,452,000	947,263

		5,724,050

SOFTWARE — 0.3%
Boyaa Interactive International, Ltd. (a) (b)	299,000	123,925
Cheetah Mobile, Inc. ADR (a) (b)	15,260	184,341
Kingdee International Software Group Co., Ltd. (a) (b)	1,020,000	574,111
Kingsoft Corp., Ltd. (a)	495,000	1,646,348
NetDragon Websoft Holdings, Ltd. (a)	202,000	560,731
Shanghai Baosight Software Co., Ltd. Class B	345,500	521,360
V1 Group, Ltd. (b)	2,066,000	55,500

		3,666,316

SPECIALTY RETAIL — 0.3%
China Harmony New Energy Auto Holding, Ltd. (a) (b)	798,000	581,863

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China ZhengTong Auto Services Holdings, Ltd. (a)	32,000	$32,380
GOME Retail Holdings, Ltd. (a)	6,839,279	822,397
Grand Baoxin Auto Group, Ltd. (b)	857,574	428,935
Hengdeli Holdings, Ltd. (a)	2,576,895	123,615
Zhongsheng Group Holdings, Ltd	516,500	1,178,714

		3,167,904

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Coolpad Group, Ltd. (b) (e)	2,629,400	121,089
Huaneng Renewables Corp., Ltd. Class H	2,410,000	816,970
Lenovo Group, Ltd. (a)	4,454,000	2,512,650
Meitu, Inc. (a) (b) (c)	1,100,500	1,531,659

		4,982,368

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
ANTA Sports Products, Ltd.	598,000	2,711,819
Bosideng International Holdings, Ltd.	3,198,000	278,183
China Dongxiang Group Co., Ltd.	3,001,000	556,644
China Jicheng Holdings, Ltd. (a) (b) (c)	460,750	6,601
Cosmo Lady China Holdings Co., Ltd. (a) (c)	301,000	108,967
Lao Feng Xiang Co., Ltd. Class B	172,911	640,117
Li Ning Co., Ltd. (b)	1,329,207	1,076,315
Shenzhou International Group Holdings, Ltd.	405,000	3,854,528

		9,233,174

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a)	1,806,000	177,890
New Provenance Everlasting Holdings, Ltd. Class H (a) (b)	5,550,000	110,754

		288,644

TRANSPORTATION INFRASTRUCTURE — 1.1%
Anhui Expressway Co., Ltd. Class H	612,000	510,437
Beijing Capital International Airport Co., Ltd. Class H	1,195,939	1,802,177
China Merchants Port Holdings Co., Ltd.	872,663	2,282,880
COSCO SHIPPING International Hong Kong Co., Ltd.	606,000	234,887
COSCO SHIPPING Ports, Ltd.	1,062,980	1,105,500
Dalian Port PDA Co., Ltd. Class H (a)	1,170,200	211,068
HNA Infrastructure Co., Ltd. Class H	387,000	381,688
Jiangsu Expressway Co., Ltd. Class H	782,795	1,191,621
Qingdao Port International Co., Ltd. Class H (c)	850,000	569,762
Shenzhen Expressway Co., Ltd. Class H	616,000	624,881
Shenzhen International Holdings, Ltd.	706,121	1,344,081
Sichuan Expressway Co., Ltd. Class H	804,000	293,119
Xiamen International Port Co., Ltd. Class H	975,000	189,580
Yuexiu Transport Infrastructure, Ltd. (a)	376,000	276,085

Zhejiang Expressway Co., Ltd. Class H	818,000	898,855

		11,916,621

WATER UTILITIES — 0.5%
Beijing Enterprises Water Group, Ltd. (b)	3,244,000	2,510,611
CT Environmental Group, Ltd. (a)	1,736,400	322,078
Guangdong Investment, Ltd.	2,024,000	2,708,229
Kangda International Environmental Co., Ltd. (b) (c)	743,000	157,776

		5,698,694

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
China Mobile, Ltd	3,329,504	33,753,750

TOTAL COMMON STOCKS (Cost $832,993,255)		1,085,599,563

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	28,934	28,934
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	22,026,597	22,026,597

TOTAL SHORT-TERM INVESTMENTS (Cost $22,055,531)		22,055,531

TOTAL INVESTMENTS — 102.1% (Cost $855,048,786)		1,107,655,094
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(23,167,833)

NET ASSETS — 100.0%		$1,084,487,261

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $401,625, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $38,982 representing 0.0% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

ADR = American Depositary Receipt

ADS = American Depositary Shares

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$868,474	$—	$—		$868,474
Air Freight & Logistics	2,252,655	—	—		2,252,655
Airlines	4,321,034	—	—		4,321,034
Auto Components	5,843,944	—	—		5,843,944
Automobiles	29,673,439	—	—		29,673,439
Banks	156,972,297	—	—		156,972,297
Beverages	1,679,634	—	—		1,679,634
Biotechnology	4,373,786	—	—		4,373,786
Building Products	230,433	—	—		230,433
Capital Markets	18,192,823	—	—		18,192,823
Chemicals	2,475,685	—	0	(a)	2,475,685
Commercial Services & Supplies	10,074,382	—	—		10,074,382
Communications Equipment	4,648,733	—	0	(a)	4,648,733
Construction & Engineering	10,038,267	—	—		10,038,267
Construction Materials	7,096,671	—	90,952		7,187,623
Consumer Finance	2,239,283	—	—		2,239,283
Containers & Packaging	648,423	—	—		648,423
Distributors	588,729	—	—		588,729
Diversified Consumer Services	14,282,932	—	—		14,282,932
Diversified Financial Services	934,293	—	—		934,293
Diversified Telecommunication Services	10,837,804	—	—		10,837,804
Electrical Equipment	4,254,497	38,982	—		4,293,479
Electronic Equipment, Instruments & Components	19,138,181	—	0	(a)	19,138,181
Energy Equipment & Services	1,565,762	—	—		1,565,762
Food & Staples Retailing	5,000,376	—	—		5,000,376
Food Products	20,561,158	—	0	(a)	20,561,158
Gas Utilities	6,296,848	—	—		6,296,848
Health Care Equipment & Supplies	1,161,685	—	—		1,161,685
Health Care Providers & Services	5,532,898	—	—		5,532,898
Hotels, Restaurants & Leisure	13,465,855	—	—		13,465,855
Household Durables	3,472,543	—	—		3,472,543
Household Products	822,381	—	—		822,381
Independent Power Producers & Energy Traders	10,243,045	—	—		10,243,045
Industrial Conglomerates	9,104,647	—	—		9,104,647
Insurance	66,186,682	—	—		66,186,682
Internet & Catalog Retail	31,963,070	—	—		31,963,070
Internet Software & Services	353,916,231	—	—		353,916,231
IT Services	4,045,915	—	—		4,045,915
Life Sciences Tools & Services	1,652,526	—	—		1,652,526
Machinery	13,213,089	—	—		13,213,089
Marine	2,256,339	—	—		2,256,339
Media	1,222,672	—	—		1,222,672
Metals & Mining	10,777,426	—	0	(a)	10,777,426
Multiline Retail	804,749	—	—		804,749
Oil, Gas & Consumable Fuels	45,366,658	—	—		45,366,658
Paper & Forest Products	3,750,512	—	—		3,750,512
Personal Products	5,531,945	—	—		5,531,945
Pharmaceuticals	18,166,063	—	189,584		18,355,647

See accompanying Notes to Schedule of Investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Real Estate Management & Development	$57,230,235	$—	$—		$57,230,235
Road & Rail	1,870,815	—	—		1,870,815
Semiconductors & Semiconductor Equipment	5,724,050	—	0	(a)	5,724,050
Software	3,666,316	—	—		3,666,316
Specialty Retail	3,167,904	—	—		3,167,904
Technology Hardware, Storage & Peripherals	4,861,279	—	121,089		4,982,368
Textiles, Apparel & Luxury Goods	9,233,174	—	—		9,233,174
Trading Companies & Distributors	288,644	—	—		288,644
Transportation Infrastructure	11,916,621	—	—		11,916,621
Water Utilities	5,698,694	—	—		5,698,694
Wireless Telecommunication Services	33,753,750	—	—		33,753,750
Short-Term Investments	22,055,531	—	—		22,055,531

TOTAL INVESTMENTS	$1,107,214,487	$38,982	$401,625		$1,107,655,094

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	2,785,729	$2,785,729	$17,088,962	$19,845,757	$—	$—	28,934	$28,934	$7,011
State Street Navigator Securities Lending Government Money Market Portfolio	22,187,451	22,187,451	42,979,421	43,140,275	—	—	22,026,597	22,026,597	206,162

TOTAL		$24,973,180	$60,068,383	$62,986,032	$—	$—		$22,055,531	$213,173

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.8%
AECC Aero Science and Technology Co., Ltd. Class A (a)	400	$1,211
AECC Aero-Engine Control Co., Ltd. Class A	700	1,643
AECC Aviation Power Co., Ltd. Class A	800	3,306
AVIC Aircraft Co., Ltd. Class A	1,400	3,631
AVIC Helicopter Co., Ltd. Class A	400	2,858
Changchun UP Optotech Co., Ltd. Class A	600	1,336
China Avionics Systems Co., Ltd. Class A	800	1,682
China Spacesat Co., Ltd. Class A	700	2,714

		18,381

AIR FREIGHT & LOGISTICS — 0.4%
Jiangsu Aucksun Co., Ltd. Class A	4,700	7,398
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	2,919

		10,317

AIRLINES — 1.2%
Air China, Ltd. Class A	3,000	5,676
China Eastern Airlines Corp., Ltd. Class A	4,300	5,421
China Southern Airlines Co., Ltd. Class A	4,700	8,603
Hainan Airlines Holding Co., Ltd. Class A	11,900	5,830
Spring Airlines Co., Ltd. Class A	700	4,006

		29,536

AUTO COMPONENTS — 2.0%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	4,185
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,000	3,810
Fangda Special Steel Technology Co., Ltd. Class A	1,200	2,338
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	11,133
Greatoo Intelligent Equipment, Inc.	5,100	2,107
Huayu Automotive Systems Co., Ltd. Class A	1,700	7,751
Sailun Jinyu Group Co., Ltd. Class A	5,940	3,293
Wanxiang Qianchao Co., Ltd. Class A	1,560	2,432
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,686
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	2,523
Zhejiang Dehong Automotive Electronic & Electrical Co., Ltd. Class A	800	2,377
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,320	3,628

		49,263

AUTOMOBILES — 1.6%
Anhui Jianghuai Automobile Group Corp., Ltd. Class A	1,400	2,034
Beiqi Foton Motor Co., Ltd. Class A	10,600	4,574
BYD Co., Ltd. Class A	700	6,992
Chongqing Changan Automobile Co., Ltd. Class A	2,200	4,257
FAW CAR Co., Ltd. Class A (a)	1,500	2,479
Haima Automobile Group Co., Ltd. Class A (a)	4,100	2,884
Jiangsu Xinri E-Vehicle Co., Ltd. Class A (a)	1,200	2,596
SAIC Motor Corp., Ltd. Class A	2,400	11,808

		37,624

BANKS — 11.2%
Agricultural Bank of China, Ltd. Class A	38,400	22,585
Bank of Beijing Co., Ltd. Class A	2,736	3,004
Bank of China, Ltd. Class A	37,100	22,618
Bank of Communications Co., Ltd. Class A	12,800	12,206
Bank of Nanjing Co., Ltd. Class A	5,544	6,589
Bank of Ningbo Co., Ltd. Class A	3,900	10,666
China CITIC Bank Corp., Ltd. Class A	3,200	3,047
China Everbright Bank Co., Ltd. Class A	20,300	12,625
China Merchants Bank Co., Ltd. Class A	10,300	45,901
China Minsheng Banking Corp., Ltd. Class A	14,500	18,682
Huaxia Bank Co., Ltd. Class A	7,320	10,117
Industrial & Commercial Bank of China, Ltd. Class A	15,600	14,853
Industrial Bank Co., Ltd. Class A	14,400	37,570
Ping An Bank Co., Ltd. Class A	8,520	17,401
Shanghai Pudong Development Bank Co., Ltd. Class A	16,302	31,517

		269,381

BEVERAGES — 5.6%
Anhui Gujing Distillery Co., Ltd. Class A	400	4,034
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,312
Chongqing Brewery Co., Ltd. Class A	2,200	7,047
Hainan Yedao Co., Ltd. Class A (a)	1,400	1,757
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	10,596
Kweichow Moutai Co., Ltd. Class A	600	64,265
Luzhou Laojiao Co., Ltd. Class A	1,400	14,189
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	2,571
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	600	5,251
Tsingtao Brewery Co., Ltd. Class A	700	4,228
Wuliangye Yibin Co., Ltd. Class A	1,100	13,493
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	3,028

		133,771

BIOTECHNOLOGY — 0.3%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,854
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	1,883
Hualan Biological Engineering, Inc. Class A	800	3,302

		8,039

BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	1,100	3,801
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A	1,400	1,729
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	2,435

		7,965

CAPITAL MARKETS — 4.5%
China Merchants Securities Co., Ltd. Class A	3,700	9,750
CITIC Securities Co., Ltd. Class A	3,600	10,006
Dongxing Securities Co., Ltd. Class A	1,800	3,980
Everbright Securities Co., Ltd. Class A	2,100	4,331
First Capital Securities Co., Ltd. Class A	2,800	4,214
GF Securities Co., Ltd. Class A	3,100	7,940
Guosen Securities Co., Ltd. Class A	2,300	3,832

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Haitong Securities Co., Ltd. Class A	3,600	$7,115
Huatai Securities Co., Ltd. Class A	3,000	7,952
Industrial Securities Co., Ltd. Class A	5,590	6,249
Northeast Securities Co., Ltd. Class A	3,600	4,848
Orient Securities Co., Ltd. Class A	2,200	4,682
Pacific Securities Co., Ltd. Class A	11,505	6,396
Sealand Securities Co., Ltd. Class A	4,950	3,725
Shanxi Securities Co., Ltd. Class A	2,700	3,823
Shenwan Hongyuan Group Co., Ltd. Class A	8,910	7,348
Sinolink Securities Co., Ltd. Class A	2,600	3,809
Southwest Securities Co., Ltd. Class A	5,500	3,910
Western Securities Co., Ltd. Class A	2,268	4,291

		108,201

CHEMICALS — 4.7%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,769
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A (a)	4,100	2,355
Befar Group Co., Ltd. Class A	5,520	6,883
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	2,727
Do-Fluoride Chemicals Co., Ltd. Class A	400	1,254
Gpro Titanium Industry Co., Ltd. Class A	2,800	2,180
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	3,317
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	1,400	6,258
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (b)	4,400	3,237
Jiangsu Huifeng Bio Agriculture Co., Ltd. Class A	3,040	2,460
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	2,274
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	5,341
Kangde Xin Composite Material Group Co., Ltd. Class A	1,599	5,451
Kingenta Ecological Engineering Group Co., Ltd. Class A (b)	2,200	3,197
Kingfa Sci & Tech Co., Ltd. Class A	3,000	3,027
Luxi Chemical Group Co., Ltd. Class A (a)	2,200	5,378
Nanjing Redsun Co., Ltd. Class A	1,500	4,646
Qinghai Salt Lake Industry Co., Ltd. Class A	1,650	3,524
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	2,495
Shanghai Pret Composites Co., Ltd. Class A	900	3,282
Shanghai Yahong Moulding Co., Ltd. Class A	200	765
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,650	5,068
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	1,000	1,119
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	3,402
Tianqi Lithium Corp. Class A	690	5,638
Wanhua Chemical Group Co., Ltd. Class A (b)	1,680	10,033
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A (a)	1,200	1,056
Yueyang Xingchang Petrochemical Class A	772	1,487

Zhejiang Huafeng Spandex Co., Ltd. Class A (a)	3,200	2,408
Zhejiang Huge Leaf Co., Ltd. Class A (a) (b)	4,200	3,859
Zhejiang Jiaao Enprotech Stock Co., Ltd. Class A	400	2,146
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	4,496

		112,532

COMMERCIAL SERVICES & SUPPLIES — 0.9%
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	1,732
Jiangsu Flowers King Horticulture Co., Ltd. Class A	500	951
Jihua Group Corp., Ltd. Class A	2,300	2,377
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A (b)	2,000	2,267
Shanghai Environment Group Co., Ltd. Class A (a)	391	1,498
Shanghai Jielong Industry Group Corp., Ltd. Class A (a)	1,200	936
Shenzhen Comix Group Co., Ltd. Class A	1,400	3,719
Shenzhen ESUN Display Co., Ltd. Class A	200	1,198
Tungkong, Inc. Class A	600	1,791
UE Furniture Co., Ltd. Class A	1,200	2,619
Yunnan Yuntou Ecology and Environment
Technology Co., Ltd. Class A (a)	1,300	2,477

		21,565

COMMUNICATIONS EQUIPMENT — 1.1%
Addsino Co., Ltd. Class A (b)	1,000	1,690
Bus Online Co., Ltd. (a)	600	1,456
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,870
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,356
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	1,892
Shenzhen Keybridge Communications Co., Ltd. Class A (a)	1,200	2,117
ZTE Corp. Class A (a)	2,000	11,167

		25,548

CONSTRUCTION & ENGINEERING — 3.7%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,616
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	4,074
China Gezhouba Group Co., Ltd. Class A	4,400	5,541
China National Chemical Engineering Co., Ltd. Class A	4,200	4,354
China Railway Construction Corp., Ltd. Class A	1,500	2,566
China Railway Group, Ltd. Class A	4,900	6,313
China State Construction Engineering Corp., Ltd. Class A	13,600	18,838
East China Engineering Science and Technology Co., Ltd. Class A	1,000	1,700
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	2,513
Metallurgical Corp. of China, Ltd. Class A	11,600	8,622

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Norinco International Cooperation, Ltd. Class A	1,100	$3,074
Northcom Group Co., Ltd. Class A (a)	1,190	4,121
Power Construction Corp. of China, Ltd. Class A	5,300	5,876
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	1,052
Shanghai Chengdi Construction Corp., Ltd. Class A	600	2,329
Shanghai Construction Group Co., Ltd. Class A	5,141	2,937
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,439
Shenzhen Tagen Group Co., Ltd. Class A	1,400	2,158
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	4,588
Wuhan Xianglong Power Industry Co., Ltd. Class A (a)	2,600	2,400
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A	900	1,563

		88,674

CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. Class A	1,700	7,657
Anhui Xinli Finance Co., Ltd. Class A	1,400	2,730
Arcplus Group PLC Class A (a)	700	1,651
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	800	4,909
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,284
Xiamen Wanli Stone Stock Co., Ltd. Class A	1,200	2,469
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	2,890

		25,590

CONTAINERS & PACKAGING — 0.6%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	2,375
Org Packaging Co., Ltd. Class A (a)	2,880	2,764
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	2,485
Shenzhen Beauty Star Co., Ltd. Class A	2,700	3,313
Whole Easy Internet Technology Co., Ltd. Class A (a)	640	2,772
Zhejiang Great Southeast Co., Ltd. Class A (a) (b)	4,000	1,762

		15,471

DISTRIBUTORS — 0.0% (c)
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	1,193

DIVERSIFIED CONSUMER SERVICES — 0.3%
But One Information Corp. Xi an Class A (a)	1,300	7,183
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	1,386

		8,569

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Avic Capital Co., Ltd. Class A	4,200	3,560

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A (a)	1,700	1,997

Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	2,615
GuangDong Super Telecom Co., Ltd. Class A	300	2,136

		6,748

ELECTRIC UTILITIES — 0.1%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	3,371

ELECTRICAL EQUIPMENT — 3.0%
Anhui Xinlong Electrical Co., Ltd. Class A	1,100	1,517
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,443
China XD Electric Co., Ltd. Class A	3,700	2,483
Citychamp Dartong Co., Ltd. Class A	2,100	2,103
Dongfang Electronics Co., Ltd. Class A (a)	5,600	3,999
Fangda Carbon New Material Co., Ltd. Class A	1,100	4,878
Guoxuan High-Tech Co., Ltd. Class A	1,200	4,102
Henan Tong-DA Cable Co., Ltd. Class A	1,300	1,471
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A (a)	6,300	3,444
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,400
Luxshare Precision Industry Co., Ltd. Class A	1,800	6,479
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	3,628
Shanghai Welltech Automation Co., Ltd. Class A	900	2,951
Shenzhen Center Power Tech Co., Ltd. Class A	600	1,597
Shenzhen Hifuture Electric Co., Ltd. Class A (a) (b)	2,500	5,282
Shenzhen Invt Electric Co., Ltd. Class A	1,700	2,219
Shenzhen Moso Power Supply Technology Co., Ltd. Class A (a)	1,600	2,354
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A (b)	1,600	1,419
Sieyuan Electric Co., Ltd. Class A	2,520	6,134
TBEA Co., Ltd. Class A	2,313	3,520
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	3,464
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	2,210	6,397

		72,284

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Accelink Technologies Co., Ltd. Class A	1,200	5,418
Beijing SDL Technology Co., Ltd. Class A	700	1,373
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	3,025
Fujian Torch Electron Technology Co., Ltd. Class A	1,500	6,397
GoerTek, Inc. Class A	2,000	5,328
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	4,950	29,645
Holitech Technology Co., Ltd. Class A	3,000	4,607
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,421
O-film Tech Co., Ltd. Class A	1,700	5,375
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	1,503
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	2,700	2,442

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Shenzhen Infinova, Ltd. Class A (a)	2,210	$1,741
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	2,388
Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	4,837
Tatwah Smartech Co., Ltd. Class A (a) (b)	1,000	2,823
TDG Holdings Co., Ltd. Class A (a)	1,700	2,885
Unigroup Guoxin Co., Ltd. Class A	400	2,948
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	2,783
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	6,205

		94,144

ENERGY EQUIPMENT & SERVICES — 0.6%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	200	851
Cangzhou Mingzhu Plastic Co., Ltd. Class A	3,230	5,634
Offshore Oil Engineering Co., Ltd. Class A	3,100	2,928
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	1,813
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	3,179

		14,405

FOOD & STAPLES RETAILING — 0.4%
Shenzhen Agricultural Products Co., Ltd. Class A	1,300	1,529
Yonghui Superstores Co., Ltd. Class A	5,600	8,686

		10,215

FOOD PRODUCTS — 3.3%
Baotou Huazi Industry Co., Ltd. Class A	1,500	1,686
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	3,211
Bright Dairy & Food Co., Ltd. Class A	1,100	2,559
COFCO Tunhe Sugar Co., Ltd. Class A	1,300	1,587
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,000	8,262
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	1,767
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	10,580
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	2,652
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	18,784
Lotus Health Group Co. Class A (a)	3,000	1,410
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,219
Muyuan Foodstuff Co., Ltd. Class A	500	4,059
Qiaqia Food Co., Ltd. Class A	1,500	3,637
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	3,792
Shanghai Maling Aquarius Co., Ltd. Class A	1,400	1,746
Tongwei Co., Ltd. Class A	2,000	3,719
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,153
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	5,529

		79,352

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	600	1,806

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Huadong Medicine Co., Ltd. Class A	600	4,964
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	1,400	4,702
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	4,458
Zhejiang Huatong Pharmaceutical Co., Ltd. Class A	1,500	2,375

		16,499

HOTELS, RESTAURANTS & LEISURE — 0.6%
China International Travel Service Corp., Ltd. Class A	1,200	7,995
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	5,476

		13,471

HOUSEHOLD DURABLES — 2.6%
A-Zenith Furniture Co., Ltd. Class A	1,300	2,549
Chahua Modern Housewares Co., Ltd. Class A	1,200	2,578
Guangdong Homa Appliances Co., Ltd. Class A	560	1,649
Guangzhou Holike Creative Home Co., Ltd. Class A	600	2,751
Hangzhou Robam Appliances Co., Ltd. Class A	800	5,909
Hisense Electric Co., Ltd. Class A	1,600	3,691
Leo Group Co., Ltd. Class A	3,163	1,263
Markor International Home Furnishings Co., Ltd. Class A	2,530	2,351
Midea Group Co., Ltd. Class A	3,600	30,643
NavInfo Co., Ltd. Class A	900	3,647
Suofeiya Home Collection Co., Ltd. Class A	900	5,086

		62,117

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.2%
An Hui Wenergy Co., Ltd. Class A	2,210	1,704
China National Nuclear Power Co., Ltd. Class A	7,000	7,901
China Yangtze Power Co., Ltd. Class A	3,900	9,337
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,216
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	2,211
Huadian Power International Corp., Ltd. Class A	4,300	2,450
Huaneng Power International, Inc. Class A	2,900	2,748
Hubei Energy Group Co., Ltd. Class A	3,200	2,275
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,554
SDIC Power Holdings Co., Ltd. Class A	4,000	4,509
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	1,896
Shenergy Co., Ltd. Class A	3,900	3,509
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,513
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	5,940
Zhongmin Energy Co., Ltd. Class A (a)	4,400	2,736

		53,499

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	$2,248

INSURANCE — 3.6%
China Life Insurance Co., Ltd. Class A	600	2,805
China Pacific Insurance Group Co., Ltd. Class A	3,300	20,990
New China Life Insurance Co., Ltd. Class A	700	7,546
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	55,881

		87,222

INTERNET SOFTWARE & SERVICES — 0.2%
Dawning Information Industry Co., Ltd. Class A	400	2,471
Focus Technology Co., Ltd. Class A	600	1,993
People.cn Co., Ltd. Class A	900	1,497

		5,961

IT SERVICES — 1.0%
BOE Technology Group Co., Ltd. Class A	18,800	16,715
DHC Software Co., Ltd. Class A	2,400	3,022
Fujian Rongji Software Co., Ltd. Class A	2,300	2,974
Shanghai AtHub Co., Ltd. Class A	300	2,106

		24,817

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Alpha Group Class A	900	1,975
Comefly Outdoor Co., Ltd. Class A	400	2,211

		4,186

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	2,032

MACHINERY — 5.2%
Anhui Ankai Automobile Co., Ltd. Class A (a)	2,500	3,194
Anhui Heli Co., Ltd. Class A	2,280	3,683
China CSSC Holdings, Ltd. Class A (a) (b)	800	3,266
CRRC Corp., Ltd. Class A	11,800	21,944
Dongguan Chitwing Technology Co., Ltd. Class A (a)	1,300	2,591
Eurocrane China Co., Ltd. Class A	600	1,510
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	2,822
Fujian Longxi Bearing Group Co., Ltd. Class A	2,500	3,747
Geron Co., Ltd. Class A	100	421
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	6,827
IFE Elevators Co., Ltd. Class A (a)	1,700	2,566
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	5,057
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A (a)	1,900	937
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	1,602
Mesnac Co., Ltd. Class A (a)	1,300	1,597
Nancal Energy-Saving Technology Co., Ltd. Class A	600	2,058
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,606
North Navigation Control Technology Co., Ltd. Class A	1,200	2,272

Sanlux Co., Ltd. Class A	2,000	2,666
Sany Heavy Industry Co., Ltd. Class A	3,900	5,432
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	3,010
Shanghai Xinpeng Industrial Co., Ltd. Class A	2,400	2,536
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,501
Shenzhen Silver Basis Technology Co., Ltd. Class A	1,800	2,590
Sunward Intelligent Equipment Co., Ltd. Class A	2,600	3,007
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	1,000	4,370
Suzhou Thvow Technology Co., Ltd. Class A (a)	2,600	3,274
Taihai Manoir Nuclear Equipment Co., Ltd. Class A (b)	900	3,719
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,444
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,142
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	1,552
XCMG Construction Machinery Co., Ltd. Class A	4,400	3,128
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	1,900	5,351
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	5,544
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,226

		124,192

MARINE — 0.2%
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	3,800	3,951

MEDIA — 1.5%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	1,995
China Media Group Class A	1,700	2,613
China South Publishing & Media Group Co., Ltd. Class A	1,300	2,773
China Television Media, Ltd. Class A	700	1,420
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	2,600
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	5,891
Contemporary Eastern Investment Co., Ltd. Class A (a)	2,600	5,254
Guangdong Advertising Group Co., Ltd. Class A	1,859	1,522
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	1,868
Jishi Media Co., Ltd. Class A	3,500	1,591
Shanghai Oriental Pearl Group Co., Ltd. Class A	1,500	3,837
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	2,595
Wanda Film Holding Co., Ltd. Class A (b)	200	1,849

		35,808

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 5.3%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	$2,867
Aluminum Corp. of China, Ltd. Class A (a) (b)	7,100	9,269
Anyang Iron & Steel, Inc. Class A (a)	8,100	5,846
Baoshan Iron & Steel Co., Ltd. Class A	8,656	11,485
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	5,377
Hunan Gold Corp., Ltd. Class A	4,800	7,150
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	37,800	14,280
Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	4,407
Kingswood Enterprise Co., Ltd. Class A (a)	4,500	2,633
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	4,693
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a) (b)	1,100	2,709
Shandong Gold Mining Co., Ltd. Class A	1,600	7,661
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	5,056
Shandong Iron and Steel Co., Ltd. Class A (a)	9,360	3,076
Shanghai Prosolar Resources Development Co., Ltd. Class A (a)	2,300	1,907
Shanxi Taigang Stainless Steel Co., Ltd. Class A	4,600	3,504
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,916
Tongling Nonferrous Metals Group Co., Ltd. Class A (a)	10,600	4,753
Western Mining Co., Ltd. Class A	5,700	7,178
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	300	3,696
Zhongjin Gold Corp., Ltd. Class A	4,130	6,272
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	2,581
Zijin Mining Group Co., Ltd. Class A	10,400	7,330

		126,646

MULTILINE RETAIL — 1.2%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,267
Changchun Sinoenergy Corp. Class A (a)	2,800	5,026
Chengdu Hongqi Chain Co., Ltd. Class A (b)	2,800	2,790
Dalian Friendship Group Class A	4,200	4,553
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	3,606
Rainbow Department Store Co., Ltd. Class A	1,700	3,984
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	2,299
Wuhan Department Store Group Co., Ltd. Class A	2,080	5,098

		29,623

OIL, GAS & CONSUMABLE FUELS — 2.0%
China Petroleum & Chemical Corp. Class A	4,700	4,424
Guanghui Energy Co., Ltd. Class A	4,600	3,574
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,664
Oriental Energy Co., Ltd. Class A	1,400	2,625
PetroChina Co., Ltd. Class A	4,500	5,591
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A (a)	6,800	9,576

Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	10,900
Wintime Energy Co., Ltd. Class A (b)	6,200	3,169
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,853

		47,376

PAPER & FOREST PRODUCTS — 0.6%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	3,671
Fujian Jinsen Forestry Co., Ltd. Class A	400	1,299
Guangdong Weihua Corp. Class A (a)	3,000	6,827
Rightway Holding Co., Ltd. Class A (a)	5,200	3,170

		14,967

PHARMACEUTICALS — 5.1%
Beijing Tongrentang Co., Ltd. Class A	1,000	4,951
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	4,177
Dong-E-E-Jiao Co., Ltd. Class A	700	6,479
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,700
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A (b)	600	3,037
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	1,892
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	2,400	2,539
Harbin Pharmaceutical Group Co., Ltd. Class A (b)	2,210	2,128
Huapont Life Sciences Co., Ltd. Class A (b)	1,500	1,564
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,740
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,440	15,254
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	4,941
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	2,406
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	8,927
Renhe Pharmacy Co., Ltd. Class A	1,800	1,440
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	7,517
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,280	3,003
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	5,552
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	2,150
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	4,206
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,278
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	4,329
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,152	4,049
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,709
Yifan Pharmaceutical Co., Ltd. Class A	900	3,075
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	5,823

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	3,600	$7,939
Zhongzhu Holding Co., Ltd. Class A	2,800	3,341

		122,146

PROFESSIONAL SERVICES — 0.3%
Beijing Orient Landscape & Environment Co., Ltd. Class A	2,000	6,195

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.4%
Beijing Capital Development Co., Ltd. Class A	1,600	2,283
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	3,371
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	3,027
China Fortune Land Development Co., Ltd. Class A	1,400	6,748
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	2,721	8,173
China Vanke Co., Ltd. Class A	5,100	24,325
Chongqing Dima Industry Co., Ltd. Class A	3,600	2,211
Gemdale Corp. Class A	2,700	5,237
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	3,169
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	3,685
Hubei Fuxing Science And Technology Co., Ltd. Class A (b)	1,700	2,839
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a)	3,800	7,160
Jinke Properties Group Co., Ltd. Class A	4,100	3,117
Lushang Property Co., Ltd. Class A (a)	3,200	1,902
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,681
Oceanwide Holdings Co., Ltd. Class A	2,600	2,978
Poly Real Estate Group Co., Ltd. Class A	1,700	3,694
RiseSun Real Estate Development Co., Ltd. Class A	2,600	3,805
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	4,208
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	4,527
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	2,855
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	3,596
Shenzhen Zhenye Group Co., Ltd. Class A (b)	2,100	3,329
Tahoe Group Co., Ltd. Class A	800	2,459
Xinhu Zhongbao Co., Ltd. Class A (a)	15,100	12,104
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	3,639
Zhongtian Financial Group Co., Ltd. Class A (b)	3,000	3,764

		129,886

ROAD & RAIL — 0.8%
China High-Speed Railway Technology Co., Ltd. Class A	3,300	4,434
Daqin Railway Co., Ltd. Class A	7,400	10,307
Guangshen Railway Co., Ltd. Class A	4,300	3,678

		18,419

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	2,653
Hangzhou Silan Microelectronics Co., Ltd. Class A	2,600	6,161
LONGi Green Energy Technology Co., Ltd. Class A	1,800	10,072
Sanan Optoelectronics Co., Ltd. Class A	2,240	8,734
Shanghai Belling Co., Ltd. Class A	1,300	3,248

		30,868

SOFTWARE — 1.4%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,456
Glodon Co., Ltd. Class A	1,000	3,010
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A	1,000	1,176
Hundsun Technologies, Inc. Class A	400	2,850
Iflytek Co., Ltd. Class A	900	8,174
Inspur Software Co., Ltd. Class A	500	1,366
Kingnet Network Co., Ltd. Class A	1,000	3,411
Neusoft Corp. Class A	1,200	2,701
Shanghai 2345 Network Holding Group Co., Ltd. Class A	2,040	1,830
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	600	1,649
Sinodata Co., Ltd. Class A	300	1,051
Wisesoft Co., Ltd. Class A	500	1,572
Yonyou Network Technology Co., Ltd. Class A	1,100	3,573

		34,819

SPECIALTY RETAIL — 0.4%
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,188
Suning Commerce Group Co., Ltd. Class A	4,300	8,116

		10,304

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Focus Media Information Technology Co., Ltd. Class A	4,300	9,297
GRG Banking Equipment Co., Ltd. Class A	2,025	2,314
Guangzhou KingTeller Technology Co., Ltd. Class A (a)	2,700	2,069
Inspur Electronic Information Industry Co., Ltd. Class A	1,040	3,175

		16,855

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Anhui Huamao Textile Co. Class A	4,300	3,018
Bros Eastern Co., Ltd. Class A	3,000	2,423
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	2,358
Huafu fashion Co., Ltd. Class A	2,500	5,140
Huasi Holding Co., Ltd. Class A	1,000	1,363
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,073
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	1,551
Luthai Textile Co., Ltd. Class A	1,300	2,186
NanJi E-Commerce Co., Ltd. Class A (a)	2,000	3,744

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Yantai Tayho Advanced Materials Co., Ltd. Class A.	1,200	$2,145
Youngor Group Co., Ltd. Class A	2,660	3,746
Zhejiang Hangmin Co., Ltd. Class A	1,700	2,945
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	1,718
Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,300	2,286

		36,696

TRADING COMPANIES & DISTRIBUTORS — 0.8%
CMST Development Co., Ltd. Class A	2,700	4,561
Hubei Yangfan Holding Co., Ltd. Class A (a) (b)	1,300	2,339
Shandong Hiking International Co., Ltd. Class A (a)	1,800	3,104
Shanghai Lansheng Corp. Class A	600	1,213
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	1,989
Sinochem International Corp. Class A	2,100	2,728
Tianjin Teda Co., Ltd. Class A	4,500	3,048

		18,982

TRANSPORTATION INFRASTRUCTURE — 1.8%
Dalian Port PDA Co., Ltd. Class A	7,130	3,055
Fujian Expressway Development Co., Ltd. Class A	9,700	5,437
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	3,284
Hubei Chutian Expressway Co., Ltd. Class A	6,400	5,120
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	3,145
Shanghai International Port Group Co., Ltd. Class A	3,700	3,779
Shenzhen Chiwan Wharf Holdings, Ltd. Class A (b)	1,500	5,545
TangShan Port Group Co., Ltd. Class A	5,040	3,645
Xiandai Investment Co., Ltd. Class A (b)	4,800	4,731
Yingkou Port Liability Co., Ltd. Class A	5,100	2,655
Zhangjiagang Freetrade Science & Technology Group Co., Ltd. Class A (b)	3,600	2,525

		42,921

WATER UTILITIES — 0.5%
Beijing Capital Co., Ltd. Class A	4,600	3,631
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	3,002
Guangdong Golden Dragon Development, Inc. Class A	900	2,347
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,549

		12,529

TOTAL COMMON STOCKS (Cost $2,431,288)		2,392,740

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $1,133)	1,133	1,133

TOTAL INVESTMENTS — 99.5% (Cost $2,432,421)		2,393,873
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		13,184

NET ASSETS — 100.0%		$2,407,057

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $94,141 representing 3.8% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$18,381	$—	$—	$18,381
Air Freight & Logistics	10,317	—	—	10,317
Airlines	29,536	—	—	29,536
Auto Components	49,263	—	—	49,263
Automobiles	37,624	—	—	37,624
Banks	269,381	—	—	269,381
Beverages	133,771	—	—	133,771
Biotechnology	8,039	—	—	8,039
Building Products	7,965	—	—	7,965

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Capital Markets	$108,201	$—	$—	$108,201
Chemicals	92,206	20,326	—	112,532
Commercial Services & Supplies	19,298	2,267	—	21,565
Communications Equipment	23,858	1,690	—	25,548
Construction & Engineering	88,674	—	—	88,674
Construction Materials	25,590	—	—	25,590
Containers & Packaging	13,709	1,762	—	15,471
Distributors	1,193	—	—	1,193
Diversified Consumer Services	8,569	—	—	8,569
Diversified Financial Services	3,560	—	—	3,560
Diversified Telecommunication Services	6,748	—	—	6,748
Electric Utilities	3,371	—	—	3,371
Electrical Equipment	65,583	6,701	—	72,284
Electronic Equipment, Instruments & Components	91,321	2,823	—	94,144
Energy Equipment & Services	14,405	—	—	14,405
Food & Staples Retailing.	10,215	—	—	10,215
Food Products	79,352	—	—	79,352
Health Care Equipment & Supplies	1,806	—	—	1,806
Health Care Providers & Services	16,499	—	—	16,499
Hotels, Restaurants & Leisure	13,471	—	—	13,471
Household Durables	62,117	—	—	62,117
Independent Power Producers & Energy Traders	53,499	—	—	53,499
Industrial Conglomerates	2,248	—	—	2,248
Insurance	87,222	—	—	87,222
Internet Software & Services	5,961	—	—	5,961
IT Services	24,817	—	—	24,817
Leisure Equipment & Products	4,186	—	—	4,186
Life Sciences Tools & Services	2,032	—	—	2,032
Machinery	117,207	6,985	—	124,192
Marine	3,951	—	—	3,951
Media	33,959	1,849	—	35,808
Metals & Mining	114,668	11,978	—	126,646
Multiline Retail	26,833	2,790	—	29,623
Oil, Gas & Consumable Fuels	44,207	3,169	—	47,376
Paper & Forest Products	14,967	—	—	14,967
Pharmaceuticals	115,417	6,729	—	122,146
Professional Services	6,195	—	—	6,195
Real Estate Management & Development	119,954	9,932	—	129,886
Road & Rail	18,419	—	—	18,419
Semiconductors & Semiconductor Equipment	30,868	—	—	30,868
Software	34,819	—	—	34,819
Specialty Retail	10,304	—	—	10,304
Technology Hardware, Storage & Peripherals	16,855	—	—	16,855
Textiles, Apparel & Luxury Goods	36,696	—	—	36,696
Trading Companies & Distributors	16,643	2,339	—	18,982
Transportation Infrastructure	30,120	12,801	—	42,921
Water Utilities	12,529	—	—	12,529
Short-Term Investment	1,133	—	—	1,133

TOTAL INVESTMENTS	$2,299,732	$94,141	$—	$2,393,873

See accompanying Notes to Schedule of Investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	966	$966	$3,952	$3,785	$—	$—	1,133	$1,133	$3

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 7.8%
Ambev SA ADR	989,589	$6,392,745
B2W Cia Digital (a)	16,043	99,147
B3 SA — Brasil Bolsa Balcao	388,700	2,669,376
Banco Bradesco SA	25,200	243,560
Banco Bradesco SA Preference Shares ADR	843,849	8,641,014
Banco do Brasil SA	183,142	1,756,829
Banco Pan SA Preference Shares (a)	69,470	39,163
Banco Santander Brasil SA	3,492	33,561
BB Seguridade Participacoes SA	121,496	1,043,508
BR Malls Participacoes SA	234,089	898,361
Bradespar SA Preference Shares	101,201	876,215
Brasil Brokers Participacoes SA (a)	28,430	8,485
Braskem SA Preference Shares ADR (b)	39,143	1,027,895
BRF SA ADR (a) (b)	111,377	1,254,105
CCR SA	109,163	531,483
Centrais Eletricas Brasileiras SA ADR (a) (b)	125,392	714,734
Cia Brasileira de Distribuicao Preference Shares ADR	49,518	1,167,139
Cia de Saneamento Basico do Estado de Sao Paulo	159,307	1,648,732
Cia Energetica de Minas Gerais ADR (b)	279,708	576,199
Cia Energetica de Sao Paulo Class B, Preference Shares	9,696	38,584
Cia Hering	8,504	65,682
Cia Siderurgica Nacional SA ADR (a) (b)	320,597	785,463
Cielo SA	225,822	1,601,198
Construtora Tenda SA (a)	730	4,401
Cosan Logistica SA (a)	9,183	25,691
Cosan SA Industria e Comercio	40,011	500,575
Cyrela Brazil Realty SA Empreendimentos e Participacoes	112,687	449,104
Duratex SA	86,120	238,854
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,620	27,701
Embraer SA	172,165	1,038,045
Engie Brasil Energia SA	23,842	255,232
Estacio Participacoes SA	48,469	479,561
Eternit SA (a)	27,628	7,663
Fibria Celulose SA ADR	61,691	906,858
GAEC Educacao SA	5,060	43,170
Gafisa SA (a)	1,059	6,532
Gerdau SA ADR (b)	238,748	888,143
Hypermarcas SA	10,004	108,572
Itau Unibanco Holding SA Preference Shares ADR	761,923	9,904,999
Itausa — Investimentos Itau SA	95,206	301,941
Itausa — Investimentos Itau SA Preference Shares	1,028,250	3,354,034
JBS SA	79,534	235,214
Kepler Weber SA (a)	3,410	20,077
Klabin SA	32,705	173,527
Kroton Educacional SA	240,201	1,332,398

Log-in Logistica Intermodal SA (a)	3,555	3,751
Lojas Americanas SA Preference Shares	201,171	1,034,025
Lojas Renner SA	322,535	3,450,836
Magnesita Refratarios SA	10,479	159,218
Marcopolo SA Preference Shares	77,549	93,280
Metalurgica Gerdau SA Preference Shares	318,019	555,102
Mills Estruturas e Servicos de Engenharia SA (a)	13,018	16,169
MMX Mineracao e Metalicos SA (a)	5,261	4,695
MRV Engenharia e Participacoes SA	18,928	85,821
Natura Cosmeticos SA	61,607	614,008
Oi SA ADR (a)	541	2,986
PDG Realty SA Empreendimentos e Participacoes (a)	4,824	3,301
Petroleo Brasileiro SA ADR (a)	213,595	2,197,893
Petroleo Brasileiro SA Preference Shares ADR (a)	479,584	4,714,311
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	4,313	9,687
Prumo Logistica SA (a)	4,883	16,826
Qualicorp SA	17,190	160,649
Raia Drogasil SA	13,371	370,039
Restoque Comercio e Confeccoes de Roupas SA (a)	2,916	28,570
RNI Negocios Imobiliarios SA (a)	15,168	28,122
Rossi Residencial SA (a)	23,260	50,417
Rumo SA (a)	13,212	51,659
Suzano Papel e Celulose SA	16,369	92,230
T4F Entretenimento SA	30,405	67,371
Telefonica Brasil SA ADR	44,308	657,088
Telefonica Brasil SA Preference Shares	144,472	2,117,581
Tim Participacoes SA ADR	49,639	958,529
TOTVS SA	11,932	107,518
Ultrapar Participacoes SA	58,847	1,330,537
Usinas Siderurgicas de Minas Gerais SA ADR (a) (b)	171,941	476,277
Vale SA ADR	502,450	6,144,964
WEG SA	260,071	1,890,299

		79,909,229

CHILE — 1.8%
AntarChile SA	69,564	1,231,606
Empresas COPEC SA	164,965	2,606,156
Empresas Iansa SA (c)	1,194,164	37,865
Enel Americas SA ADR	162,563	1,815,829
Enel Chile SA ADR	141,710	804,913
Enel Generacion Chile SA ADR	36,872	992,225
Enjoy SA (a)	678,269	58,895
Latam Airlines Group SA ADR (b)	109,652	1,524,163
Multiexport Foods SA	732,417	282,710
Parque Arauco SA	1,111,309	3,445,712
SACI Falabella	410,741	4,097,058
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	4,923	292,572
Vina Concha y Toro SA ADR (b)	24,218	882,746

		18,072,450

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

CHINA — 31.4%
21Vianet Group, Inc. ADR (a) (b)	2,856	$22,791
3SBio, Inc. (a) (b) (c)	130,000	255,101
500.com, Ltd. Class A, ADR (a) (b)	1,600	16,176
58.com, Inc. ADR (a)	4,836	346,113
AAC Technologies Holdings, Inc.	230,492	4,110,190
Agile Group Holdings, Ltd. (b)	938,999	1,424,600
Agricultural Bank of China, Ltd. Class H	4,798,000	2,234,112
Air China, Ltd. Class H	551,744	669,097
Alibaba Group Holding, Ltd. ADR (a) (b)	210,106	36,228,578
Aluminum Corp. of China, Ltd. Class H (a) (b)	1,452,000	1,038,297
Angang Steel Co., Ltd. Class H (b)	382,640	349,977
Anhui Conch Cement Co., Ltd. Class H	495,135	2,327,685
Anhui Expressway Co., Ltd. Class H	8,000	6,672
ANTA Sports Products, Ltd.	189,000	857,080
Anton Oilfield Services Group (a) (b)	130,000	14,302
Autohome, Inc. ADR (a)	6,061	391,965
AVIC International Holding HK, Ltd. (a) (b)	558,000	33,549
AVIC International Holdings, Ltd. Class H	378,000	388,769
AviChina Industry & Technology Co., Ltd. Class H (b)	464,000	246,919
BAIC Motor Corp., Ltd. Class H (b) (c)	6,500	8,465
Baidu, Inc. ADR (a)	54,793	12,833,069
BAIOO Family Interactive, Ltd. (c)	542,000	34,667
Bank of China, Ltd. Class H	13,852,900	6,804,797
Bank of Communications Co., Ltd. Class H	3,933,864	2,918,707
BBMG Corp. Class H (b)	190,000	86,283
Beijing Capital International Airport Co., Ltd. Class H	916,000	1,380,333
Beijing Capital Land, Ltd. Class H	28,000	14,542
Beijing Enterprises Holdings, Ltd.	125,500	744,912
Beijing Enterprises Water Group, Ltd. (a) (b)	940,000	727,489
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	36,534
Bitauto Holdings, Ltd. ADR (a) (b)	3,656	116,261
BOE Technology Group Co., Ltd. Class B	144,000	91,551
Boer Power Holdings, Ltd. (a)	7,000	1,334
Boyaa Interactive International, Ltd. (a) (b)	64,000	26,526
Brilliance China Automotive Holdings, Ltd.	550,000	1,470,457
Byd Co., Ltd. Class H (b)	127,000	1,106,354
BYD Electronic International Co., Ltd. (b)	125,500	273,241
C.banner International Holdings, Ltd. (a)	12,000	4,022
Cabbeen Fashion, Ltd.	200,000	57,820
CAR, Inc. (a) (b)	191,000	167,366
CGN Mining Co., Ltd.	325,000	26,192

CGN Power Co., Ltd. Class H (b) (c)	1,830,000	496,284
Changyou.com, Ltd. ADR (a)	1,256	45,756
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,712
Chaowei Power Holdings, Ltd. (b)	75,000	45,764
Cheetah Mobile, Inc. ADR (a) (b)	2,056	24,836
China Aerospace International Holdings, Ltd.	388,000	46,655
China Agri-Industries Holdings, Ltd.	260,000	113,748
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	6,793
China Aoyuan Property Group, Ltd.	198,000	108,659
China Biologic Products Holdings, Inc. (a)	3,094	243,714
China Child Care Corp., Ltd. (a)	267,000	6,831
China Cinda Asset Management Co., Ltd. Class H	2,300,000	841,467
China CITIC Bank Corp., Ltd. Class H	2,117,000	1,326,967
China Coal Energy Co., Ltd. Class H	1,340,000	605,094
China Communications Construction Co., Ltd. Class H	997,241	1,132,808
China Communications Services Corp., Ltd. Class H	152,000	101,887
China Conch Venture Holdings, Ltd.	274,700	636,034
China Construction Bank Corp. Class H	18,450,280	16,993,337
China Datang Corp. Renewable Power Co., Ltd. Class H	334,000	39,735
China Distance Education Holdings, Ltd. ADR	2,400	22,248
China Dongxiang Group Co., Ltd.	194,000	35,984
China Eastern Airlines Corp., Ltd. Class H (b)	144,000	104,445
China Electronics Huada Technology Co., Ltd.	134,000	23,484
China Energine International Holdings, Ltd. (a)	512,000	24,561
China Everbright International, Ltd.	522,000	745,209
China Everbright, Ltd.	24,000	53,666
China Evergrande Group (a)	793,000	2,733,853
China Fangda Group Co., Ltd. Class B	450,100	272,341
China Financial Services Holdings, Ltd.	406,000	36,875
China Foods, Ltd. (b)	16,000	9,354
China Galaxy Securities Co., Ltd. Class H	537,900	396,339
China Hanking Holdings, Ltd.	203,000	35,836
China Harmony New Energy Auto Holding, Ltd. (a) (b)	7,000	5,104
China Hongqiao Group, Ltd. (a) (b)	24,500	27,423
China Huarong Energy Co., Ltd. (a)	128,400	4,845
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	310,600	—
China Huiyuan Juice Group, Ltd. (a)	100,500	27,769
China International Marine Containers Group Co., Ltd. Class H	34,100	65,868
China Lesso Group Holdings, Ltd.	189,000	122,336

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China Life Insurance Co., Ltd. Class H	1,489,260	$4,676,977
China Lodging Group, Ltd. ADR	3,656	528,036
China Longyuan Power Group Corp., Ltd. Class H	465,000	330,728
China Machinery Engineering Corp. Class H	14,000	9,080
China Medical System Holdings, Ltd.	275,000	640,950
China Mengniu Dairy Co., Ltd. (a)	792,620	2,357,389
China Merchants Bank Co., Ltd. Class H	943,923	3,755,261
China Merchants China Direct Investments, Ltd.	4,000	6,642
China Merchants Port Holdings Co., Ltd.	409,281	1,070,676
China Minsheng Banking Corp., Ltd. Class H	1,141,900	1,143,755
China Mobile, Ltd.	1,069,366	10,840,988
China Modern Dairy Holdings, Ltd. (a) (b)	6,000	1,159
China Molybdenum Co., Ltd. Class H (b)	222,000	142,561
China National Accord Medicines Corp., Ltd. Class B	7,100	34,786
China National Building Material Co., Ltd. Class H (b)	380,000	339,785
China National Materials Co., Ltd.	198,000	147,918
China Oilfield Services, Ltd. Class H	545,723	531,251
China Overseas Grand Oceans Group, Ltd.	73,000	39,968
China Overseas Land & Investment, Ltd.	1,075,200	3,459,159
China Pacific Insurance Group Co., Ltd. Class H	470,400	2,259,542
China Petroleum & Chemical Corp. Class H	5,339,200	3,913,578
China Power Clean Energy Development Co., Ltd.	34,246	18,049
China Power International Development, Ltd.	1,340,000	351,400
China Railway Construction Corp., Ltd. Class H	502,990	582,949
China Railway Group, Ltd. Class H	1,083,487	801,115
China Rare Earth Holdings, Ltd. (a)	393,200	28,670
China Resources Beer Holdings Co., Ltd.	402,625	1,444,697
China Resources Gas Group, Ltd.	44,000	159,569
China Resources Land, Ltd.	562,222	1,654,165
China Resources Power Holdings Co., Ltd.	542,432	1,010,299
China Sanjiang Fine Chemicals Co., Ltd. (b)	73,000	27,921
China Shenhua Energy Co., Ltd. Class H	931,056	2,411,815
China Singyes Solar Technologies Holdings, Ltd. (a) (b)	9,600	4,163
China South City Holdings, Ltd.	390,000	102,273
China Southern Airlines Co., Ltd. Class H	380,000	392,284

China State Construction International Holdings, Ltd.	159,250	222,864
China Taiping Insurance Holdings Co., Ltd.	213,635	800,725
China Telecom Corp., Ltd. Class H	3,605,615	1,715,795
China Travel International Investment Hong Kong, Ltd.	1,462,000	544,231
China Unicom Hong Kong, Ltd. (a)	1,077,668	1,455,768
China Vanke Co., Ltd. Class H	206,700	824,970
China Yurun Food Group, Ltd. (a) (b)	12,000	1,243
China ZhengTong Auto Services Holdings, Ltd.	38,000	38,451
ChinaCache International Holdings, Ltd. ADR (a) (b)	3,656	6,179
Chinasoft International, Ltd. (a) (b)	142,000	94,276
Chong Sing Holdings FinTech Gr (a) (b)	977,618	128,810
Chongqing Changan Automobile Co., Ltd. Class B	203,200	223,545
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	14,476
CIFI Holdings Group Co., Ltd.	26,000	15,665
CIMC Enric Holdings, Ltd. (a) (b)	10,000	8,404
CITIC Resources Holdings, Ltd. (b)	386,000	38,021
CITIC Securities Co., Ltd. Class H	300,000	618,628
CITIC Telecom International Holdings, Ltd.	192,000	50,841
CITIC, Ltd.	1,263,000	1,822,450
CNOOC, Ltd.	3,519,603	5,051,609
Cogobuy Group (b) (c)	64,000	33,976
Colour Life Services Group Co., Ltd. (a)	69,000	45,898
Comtec Solar Systems Group, Ltd. (a)	520,000	19,623
Coolpad Group, Ltd. (a) (e)	253,600	11,679
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,602,117	327,912
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	520,000	284,037
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	806,925	415,989
COSCO SHIPPING Ports, Ltd.	546,086	567,930
Cosmo Lady China Holdings Co., Ltd. (b) (c)	71,000	25,703
Country Garden Holdings Co., Ltd.	1,125,466	2,145,171
CRRC Corp., Ltd. Class H	797,000	852,330
CSG Holding Co., Ltd. Class B	20,700	12,763
Ctrip.com International, Ltd. ADR (a)	65,624	2,894,018
Daqo New Energy Corp. ADR (a) (b)	2,400	142,656
Datang International Power Generation Co., Ltd. Class H (a)	1,608,000	475,161
Dazhong Transportation Group Co., Ltd. Class B	285,550	189,034
Dongfang Electric Corp., Ltd. Class H (a)	53,600	43,951
Dongfeng Motor Group Co., Ltd. Class H	1,068,000	1,292,426
E-Commodities Holdings, Ltd.	6,500	649
Fang Holdings, Ltd. ADR (a) (b)	33,560	187,265
Fanhua, Inc. ADR	7,661	165,631

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Fantasia Holdings Group Co., Ltd.	285,000	$39,010
Far East Horizon, Ltd.	457,000	389,929
Fufeng Group, Ltd. (a)	71,000	46,320
Future Land Holdings Co., Ltd. Class A	59,871	269,382
Geely Automobile Holdings, Ltd.	410,000	1,421,335
GF Securities Co., Ltd. Class H	318,800	641,083
Goldpac Group, Ltd.	64,000	19,403
GOME Retail Holdings, Ltd. (b)	2,071,000	249,030
Goodbaby International Holdings, Ltd.	67,000	36,768
Grand Baoxin Auto Group, Ltd. (a)	3,158	1,580
Great Wall Motor Co., Ltd. Class H (b)	657,250	752,483
Greatview Aseptic Packaging Co., Ltd.	10,000	7,292
Greentown China Holdings, Ltd. (b)	128,500	165,365
Guangdong Electric Power Development Co., Ltd. Class B	389,340	163,360
Guangdong Investment, Ltd.	1,074,000	1,437,074
Guangshen Railway Co., Ltd. Class H (b)	1,072,000	719,942
Guangzhou Automobile Group Co., Ltd. Class H	556,636	1,318,729
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	17,692
Guangzhou R&F Properties Co., Ltd. Class H	504,800	1,137,807
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	4,949
Guotai Junan International Holdings, Ltd. (b)	337,000	105,618
Haichang Ocean Park Holdings, Ltd. (a) (c)	198,000	44,325
Haitian International Holdings, Ltd.	5,000	15,031
Haitong Securities Co., Ltd. Class H	504,800	732,277
Hangzhou Steam Turbine Co., Ltd. Class B (a)	77,400	79,209
Harbin Electric Co., Ltd. Class H	380,000	158,955
Health and Happiness H&H International Holdings, Ltd. (a)	5,000	33,196
Hengan International Group Co., Ltd.	136,000	1,509,217
HNA Infrastructure Co., Ltd. Class H	65,000	64,108
Honghua Group, Ltd. (a)	14,000	1,200
Honworld Group, Ltd. (b) (c)	35,000	18,312
Hopson Development Holdings, Ltd.	26,000	25,477
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	31,274
Huadian Power International Corp., Ltd. Class H	669,308	243,157
Huaneng Power International, Inc. Class H	1,072,000	671,946
Huaneng Renewables Corp., Ltd. Class H	532,000	180,344
Huangshan Tourism Development Co., Ltd. Class B	186,132	253,698
Huatai Securities Co., Ltd. Class H (c)	144,600	287,820
Huayi Tencent Entertainment Co., Ltd. (a) (b)	110,000	4,995

Industrial & Commercial Bank of China, Ltd. Class H	14,938,590	12,019,973
Inner Mongolia Yitai Coal Co., Ltd. Class B	102,036	147,034
JA Solar Holdings Co., Ltd. ADR (a) (b)	4,459	33,264
JD.com, Inc. ADR (a)	163,284	6,763,223
Jiangnan Group, Ltd. (b)	134,000	9,085
Jiangsu Expressway Co., Ltd. Class H	670,000	1,019,917
Jiangxi Copper Co., Ltd. Class H	270,000	428,281
JinkoSolar Holding Co., Ltd. ADR (a) (b)	2,856	68,687
Jumei International Holding, Ltd. ADR (a) (b)	1,600	4,672
Kama Co., Ltd. Class B (a)	19,000	18,582
Kingdee International Software Group Co., Ltd. (a) (b)	394,000	221,765
Kingsoft Corp., Ltd. (b)	75,000	249,447
Konka Group Co., Ltd. Class B (a)	2,860,800	1,141,788
Kunlun Energy Co., Ltd. (b)	1,452,000	1,511,939
KWG Property Holding, Ltd.	279,168	326,047
Lao Feng Xiang Co., Ltd. Class B	32,030	118,575
Lenovo Group, Ltd. (b)	1,988,000	1,121,497
Li Ning Co., Ltd. (a)	396,333	320,928
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	4,723
Lifetech Scientific Corp. (a) (b)	378,000	90,423
Livzon Pharmaceutical Group, Inc. Class H	23,066	182,054
Luye Pharma Group, Ltd. (b)	130,000	102,606
Maanshan Iron & Steel Co., Ltd. Class H (a)	916,000	432,379
Metallurgical Corp. of China, Ltd. Class H	270,000	79,439
Minth Group, Ltd.	34,000	205,071
MOBI Development Co., Ltd.	340,000	64,805
Momo, Inc. ADR (a)	3,200	78,336
NetEase, Inc. ADR	18,802	6,488,006
New China Life Insurance Co., Ltd. Class H (b)	132,100	902,375
New Oriental Education & Technology Group, Inc. ADR	22,497	2,114,718
Noah Holdings, Ltd. ADS (a) (b)	2,400	111,072
NQ Mobile, Inc. Class A, ADR (a) (b)	7,325	29,447
Ourgame International Holdings, Ltd. (a) (b)	65,000	21,702
Ozner Water International Holding, Ltd. (a) (b) (c)	195,000	62,112
Pacific Online, Ltd.	64,000	11,462
Parkson Retail Group, Ltd. (b)	362,634	41,750
People’s Insurance Co. Group of China, Ltd. Class H	1,001,000	492,990
PetroChina Co., Ltd. Class H	4,212,970	2,937,163
PICC Property & Casualty Co., Ltd. Class H	1,459,506	2,804,265
Ping An Insurance Group Co. of China, Ltd. Class H	935,000	9,729,990

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Poly Culture Group Corp., Ltd. Class H	7,200	$14,460
Poly Property Group Co., Ltd. (a)	202,000	105,169
PW Medtech Group, Ltd. (a)	68,000	12,352
ReneSola, Ltd. ADR (a) (b)	6,708	17,843
Renhe Commercial Holdings Co., Ltd. (a) (b)	3,053,000	86,701
Semiconductor Manufacturing International Corp. (a) (b)	506,400	875,817
Shandong Airlines Co., Ltd. Class B	5,800	11,144
Shandong Chenming Paper Holdings, Ltd. Class B	50,400	84,201
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	197,981
Shanghai Baosight Software Co., Ltd. Class B	14,300	21,579
Shanghai Electric Group Co., Ltd. Class H (a) (b)	1,090,077	449,010
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	214,911
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	14,123
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	4,748
Shanghai Greencourt Investment Group Co., Ltd. Class B (a) (c)	197,848	114,356
Shanghai Huayi Group Corp., Ltd. Class B	200	181
Shanghai Industrial Urban Development Group, Ltd.	26,000	6,220
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	9,742
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	152,682	199,555
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	16,902
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	199,566	276,199
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	101,340	146,538
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	53,700	145,287
Shanghai Prime Machinery Co., Ltd. Class H	136,000	26,096
Shengjing Bank Co., Ltd. Class H (c)	127,300	100,800
Shenwan Hongyuan HK, Ltd. (b)	10,000	3,147
Shenzhen Expressway Co., Ltd. Class H	508,482	515,813
Shenzhen International Holdings, Ltd.	134,865	256,712
Shenzhen Investment, Ltd. (b)	413,099	171,215
Shenzhou International Group Holdings, Ltd.	64,000	609,111
Shougang Concord International Enterprises Co., Ltd. (a) (b)	1,104,000	31,917

Shunfeng International Clean Energy, Ltd. (a)	138,000	7,414
Silver Grant International Industries, Ltd. (a)	142,000	22,706
SINA Corp. (a)	15,805	1,585,400
Sino-Ocean Group Holding, Ltd.	1,058,480	729,818
Sinofert Holdings, Ltd. (a) (b)	130,000	21,619
SinoMedia Holding, Ltd. (a) (b)	65,000	15,715
Sinopec Oilfield Service Corp. Class H (a) (b)	148,000	24,612
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,070,600	609,439
Sinopharm Group Co., Ltd. Class H	186,000	804,216
Sinosoft Technology Group, Ltd. (b)	190,600	53,640
Sinotrans, Ltd. Class H	1,264,300	619,430
Sinovac Biotech, Ltd. (a)	21,720	171,154
SITC International Holdings Co., Ltd.	69,000	68,141
SOHO China, Ltd.	101,000	59,045
SPT Energy Group, Inc. (a)	20,000	1,407
Sunac China Holdings, Ltd. (b)	268,000	1,109,053
Sunny Optical Technology Group Co., Ltd.	74,000	945,672
Synertone Communication Corp. (a)	54,400	689
TCL Multimedia Technology Holdings, Ltd. (b)	52,000	25,942
Tencent Holdings, Ltd.	1,084,567	56,328,170
Tian Ge Interactive Holdings, Ltd. (b) (c)	70,000	55,160
Tiangong International Co., Ltd.	138,000	20,654
Tianneng Power International, Ltd.	130,000	135,034
Tingyi Cayman Islands Holding Corp.	672,000	1,306,640
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	14,455
TravelSky Technology, Ltd. Class H	533,841	1,601,393
Trigiant Group, Ltd.	22,000	2,983
Uni-President China Holdings, Ltd.	72,000	60,236
Universal Health International Group Holding, Ltd. (a)	69,000	1,474
V1 Group, Ltd. (a)	926,200	24,881
Vipshop Holdings, Ltd. ADR (a)	55,413	649,440
Want Want China Holdings, Ltd. (b)	1,532,000	1,283,640
Weibo Corp. ADR (a) (b)	2,592	268,168
West China Cement, Ltd. (a)	398,000	59,568
Wisdom Sports Group (b)	75,000	7,579
Xiamen International Port Co., Ltd. Class H	26,000	5,055
Xinchen China Power Holdings, Ltd. (a)	193,000	27,158
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	27,622
Xinyi Solar Holdings, Ltd.	530,000	204,751
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	6,500	29,850
Yanzhou Coal Mining Co., Ltd. Class H	916,000	1,070,989
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	9,556
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	3,983	6,731

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Yuexiu Property Co., Ltd.	1,988,000	$371,289
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	924
YY, Inc. ADR (a)	4,798	542,462
Zhaojin Mining Industry Co., Ltd. Class H (b)	36,500	28,248
Zhejiang Expressway Co., Ltd. Class H	939,862	1,032,763
Zhuzhou CRRC Times Electric Co., Ltd. Class H	129,800	844,323
Zijin Mining Group Co., Ltd. Class H	1,521,000	573,977
ZTE Corp. Class H (a) (b)	269,327	1,011,186

		321,522,412

COLOMBIA — 0.5%
Almacenes Exito SA	27,853	154,547
Avianca Holdings SA Preference Shares	418,569	413,730
Banco Davivienda SA Preference Shares	47,054	472,038
Banco de Bogota SA	15,069	340,611
Bancolombia SA	43,729	439,268
Bancolombia SA ADR	15,788	626,152
Bolsa de Valores de Colombia	28,119,514	243,084
Celsia SA ESP	24,341	38,822
Cementos Argos SA	29,692	114,609
Cementos Argos SA Preference Shares	35,737	122,137
Cemex Latam Holdings SA (a)	8,988	33,127
Constructora Conconcreto SA	64,944	21,543
Corp. Financiera Colombiana SA	14,625	143,089
Ecopetrol SA	420,876	311,656
Empresa de Telecomunicaciones de Bogota (a)	825,955	126,474
Grupo Argos SA	10,928	76,454
Grupo Argos SA Preference Shares	47,640	306,160
Grupo Aval Acciones y Valores SA	1,120,045	487,873
Grupo de Inversiones Suramericana SA	17,128	231,281
Grupo de Inversiones Suramericana SA Preference Shares	17,312	226,225
Grupo Nutresa SA	15,632	145,714
Interconexion Electrica SA ESP	63,767	303,398

		5,377,992

CZECH REPUBLIC — 0.3%
CEZ A/S	57,412	1,340,784
Komercni banka A/S	30,312	1,304,585
Unipetrol A/S	40,933	724,125

		3,369,494

EGYPT — 0.3%
Commercial International Bank Egypt SAE	545,753	2,377,924
Egypt Kuwait Holding Co. SAE	213,086	181,123
Egyptian Financial Group-Hermes Holding Co.	260,989	345,833
Global Telecom Holding SAE (a)	364,304	152,032
Orascom Telecom Media And Technology Holding SAE	88,902	3,600

		3,060,512

GREECE — 0.2%
Alpha Bank AE (a)	9,462	20,304
Diana Shipping, Inc. (a)	9,771	39,768
Ellaktor SA (a)	286	556
Eurobank Ergasias SA (a)	7,863	8,026
FF Group (a)	3,118	71,138
Fourlis Holdings SA (a)	142	980
Frigoglass SAIC (a)	82	20
GEK Terna Holding Real Estate Construction SA (a)	485	2,580
Grivalia Properties REIC AE	18,283	201,979
Hellenic Exchanges — Athens Stock Exchange SA	34,715	219,267
Hellenic Telecommunications Organization SA	28,952	399,804
Holding Co. ADMIE IPTO SA (a)	5,208	12,107
Intralot SA-Integrated Lottery Systems & Services (a)	74,011	100,604
JUMBO SA	11,900	212,914
Marfin Investment Group Holdings SA (a)	7,595	1,131
Mytilineos Holdings SA (a)	164	1,800
National Bank of Greece SA (a)	3,304	1,266
OPAP SA	35,757	450,839
Piraeus Bank SA (a)	49	181
Public Power Corp. SA (a)	9,228	21,608
Terna Energy SA	181	958
Titan Cement Co. SA	5,752	158,170

		1,926,000

HONG KONG — 1.2%
AGTech Holdings, Ltd. (a) (b)	56,000	8,668
Alibaba Pictures Group, Ltd. (a) (b)	2,552,400	342,832
AMVIG Holdings, Ltd.	130,000	34,756
Asian Citrus Holdings, Ltd. (a) (e)	51,000	1,957
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	4,034,856	136,778
Bosideng International Holdings, Ltd.	384,000	33,403
Carnival Group International Holdings, Ltd. (a) (b)	680,000	38,709
CGN Meiya Power Holdings Co., Ltd. (a) (c)	24,000	3,377
Chia Tai Enterprises International, Ltd. (a)	2,300	715
China All Access Holdings, Ltd.	28,000	8,023
China Animation Characters Co., Ltd. (b)	65,000	24,945
China Chengtong Development Group, Ltd. (a)	936,000	61,065
China Fiber Optic Network System Group, Ltd. (a) (e)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	18,994
China Financial Leasing Group, Ltd. (a)	80,000	1,729
China Gas Holdings, Ltd. (b)	508,400	1,404,761
China High Speed Transmission Equipment Group Co., Ltd. (b)	144,000	248,679
China Jicheng Holdings, Ltd. (a) (b) (c)	117,414	1,682

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China National Culture Group, Ltd. (a)	670,000	$1,800
China NT Pharma Group Co., Ltd.	500,100	122,189
China Ocean Industry Group, Ltd. (a)	1,295,000	10,105
China Oil & Gas Group, Ltd.	132,000	14,353
China Overseas Property Holdings, Ltd. (b)	62,066	16,832
China Public Procurement, Ltd. (a)	67,200	1,487
China Soft Power Technology Holdings, Ltd. (a) (b)	168,000	2,901
China Vanguard You Champion Holdings, Ltd. (a)	70,000	7,164
Citychamp Watch & Jewellery Group, Ltd. (b)	382,000	95,289
Comba Telecom Systems Holdings, Ltd.	146,117	28,037
Concord New Energy Group, Ltd.	120,000	5,296
CP Pokphand Co., Ltd.	948,000	75,187
Digital China Holdings, Ltd. (a) (b)	200,000	135,853
Essex Bio-technology, Ltd. (b)	201,000	117,762
Eternity Investment, Ltd. (a)	40,574	981
Feiyu Technology International Co., Ltd. (a) (c)	19,500	2,345
First Shanghai Investments, Ltd. (a)	40,000	4,554
Fullshare Holdings, Ltd. (a) (b)	1,259,500	580,021
GCL-Poly Energy Holdings, Ltd. (a) (b)	1,525,000	273,112
Global Bio-Chem Technology Group Co., Ltd. (a)	562,000	8,699
Golden Meditech Holdings, Ltd. (a)	44,000	6,191
Haier Electronics Group Co., Ltd. (a)	72,000	197,101
Hanergy Thin Film Power Group, Ltd. (a) (e)	856,000	—
Hengdeli Holdings, Ltd.	3,473,600	166,630
Hi Sun Technology China, Ltd. (a)	225,000	44,037
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	283,600	14,421
Hua Hong Semiconductor, Ltd. (c)	7,000	14,847
Huabao International Holdings, Ltd.	168,000	110,463
Imperial Pacific International Holdings, Ltd. (a) (b)	5,410,000	74,742
Joy City Property, Ltd.	556,000	89,617
Ju Teng International Holdings, Ltd.	134,500	43,874
Kingboard Chemical Holdings, Ltd.	265,340	1,434,078
Kingboard Laminates Holdings, Ltd.	137,500	214,236
Lee & Man Paper Manufacturing, Ltd.	76,000	89,832
Life Healthcare Group, Ltd. (a)	88,000	2,983
Millennium Pacific Group Holdings, Ltd. (a)	190,000	3,913
Munsun Capital Group, Ltd. (a) (b)	652,000	5,254
National Agricultural Holdings, Ltd. (a) (b) (c)	72,000	10,960
Neo Telemedia, Ltd.	2,108,000	64,718
NetDragon Websoft Holdings, Ltd. (b)	34,500	95,768
New Provenance Everlasting Holdings, Ltd. Class H (a)	1,888,030	37,677
NewOcean Energy Holdings, Ltd. (a) (b)	22,000	5,769

Newtree Group Holdings, Ltd. (a)	35,000	2,060
Nine Dragons Paper Holdings, Ltd.	458,000	733,522
Portico International Holdings, Ltd. (a)	37,000	12,827
Pou Sheng International Holdings, Ltd. (b)	280,000	40,474
Qianhai Health Holdings, Ltd. (a) (b)	59,221	659
Real Nutriceutical Group, Ltd. (a)	158,000	5,659
Shimao Property Holdings, Ltd.	402,000	874,215
SIM Technology Group, Ltd.	918,000	47,560
Sino Biopharmaceutical, Ltd.	798,000	1,414,847
Skyworth Digital Holdings, Ltd.	381,225	163,857
Solargiga Energy Holdings, Ltd. (a)	1,804,000	65,770
SSY Group, Ltd.	23,740	14,607
Sun Art Retail Group, Ltd.	232,000	245,138
Suncorp Technologies, Ltd. (a)	2,600,000	8,315
Tech Pro Technology Development, Ltd. (a) (c)	486,000	4,228
Tibet Water Resources, Ltd. (a)	67,000	30,683
United Laboratories International Holdings, Ltd. (a) (b)	12,000	9,748
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b) (c)	137,600	132,191
Vision Values Holdings, Ltd. (a)	90,000	8,404
Wanda Hotel Development Co., Ltd. (a)	196,000	34,349
Wasion Group Holdings, Ltd. (b)	24,000	11,728
WH Group, Ltd. (c)	1,316,000	1,484,799
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	3,432
Xinyi Glass Holdings, Ltd. (a)	502,000	653,724
Yip’s Chemical Holdings, Ltd.	10,000	3,543

		12,608,490

HUNGARY — 0.7%
MOL Hungarian Oil & Gas PLC	153,740	1,788,353
OTP Bank PLC	77,607	3,220,457
Richter Gedeon Nyrt	66,477	1,744,709

		6,753,519

INDIA — 11.9%
Adani Enterprises, Ltd.	1,559	4,063
Adani Ports & Special Economic Zone, Ltd.	160,133	1,017,711
Adani Power, Ltd. (a)	2,884	1,884
Adani Transmissions, Ltd. (a)	2,084	7,319
Aditya Birla Capital, Ltd. GDR (a)	322	928
AIA Engineering, Ltd.	2,146	52,126
Alok Industries, Ltd. (a)	738,910	45,149
Amtek Auto, Ltd. (a)	18,227	8,538
Anant Raj, Ltd.	222,176	249,579
Apollo Hospitals Enterprise, Ltd.	19,795	373,648
Ashok Leyland, Ltd.	119,239	222,496
Asian Paints, Ltd.	9,906	179,799
Aurobindo Pharma, Ltd.	64,690	697,246
Axis Bank, Ltd.	233,674	2,064,634
Bajaj Finance, Ltd.	5,679	156,301
Bajaj Hindusthan Sugar, Ltd. (a)	323,813	78,128
Balrampur Chini Mills, Ltd.	163,172	338,474

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

BF Investment, Ltd. (a)	38,757	$240,882
Bharat Financial Inclusion, Ltd. (a)	9,987	156,500
Bharat Forge, Ltd.	8,372	95,948
Bharat Heavy Electricals, Ltd.	386,832	560,604
Bharat Petroleum Corp., Ltd.	26,137	211,995
Bharti Airtel, Ltd.	421,160	3,494,848
Bharti Infratel, Ltd.	68,554	406,797
Biocon, Ltd.	24,238	204,036
Bosch, Ltd.	262	82,776
Britannia Industries, Ltd.	16,576	1,222,992
Cipla, Ltd.	176,050	1,678,374
Coal India, Ltd.	112,923	465,209
CORE Education & Technologies, Ltd. (a) (e)	9,253	—
DCB Bank, Ltd.	467,293	1,435,319
Dewan Housing Finance Corp., Ltd.	130,445	1,190,871
Dr Reddy’s Laboratories, Ltd. ADR (b)	51,971	1,952,031
Educomp Solutions, Ltd. (a)	25,968	2,278
Eicher Motors, Ltd.	1,676	796,698
Era Infra Engineering, Ltd. (a) (e)	2,941	—
Fortis Healthcare, Ltd. (a)	92,011	231,298
GAIL India, Ltd.	258,208	2,021,286
Gammon India, Ltd. (a)	97,711	10,793
Gateway Distriparks, Ltd.	55,046	203,229
Gitanjali Gems, Ltd.	3,023	3,232
Glenmark Pharmaceuticals, Ltd.	14,798	137,889
Godrej Consumer Products, Ltd.	23,908	374,366
Godrej Industries, Ltd.	94,705	899,829
Grasim Industries, Ltd.	11,088	202,512
Grasim Industries, Ltd. GDR	230	4,192
GRUH Finance, Ltd.	154,749	1,220,245
GTL Infrastructure, Ltd. (a)	940,567	102,416
GTL, Ltd. (a)	2,882	779
Gujarat NRE Coke, Ltd. (a)	21,493	657
Gujarat Pipavav Port, Ltd.	7,601	16,255
GVK Power & Infrastructure, Ltd. (a)	397,705	116,207
HCL Technologies, Ltd.	97,673	1,362,701
HDFC Bank, Ltd.	146,095	4,285,743
Hero MotoCorp, Ltd.	56,369	3,342,840
Hindalco Industries, Ltd.	179,438	769,030
Hindustan Construction Co., Ltd. (a)	42,350	27,204
Hindustan Unilever, Ltd.	242,218	5,190,833
Housing Development & Infrastructure, Ltd. (a)	40,205	41,290
Housing Development Finance Corp., Ltd.	368,491	9,874,537
ICICI Bank, Ltd. ADR	528,469	5,142,003
Idea Cellular, Ltd. (a)	73,765	124,988
IDFC Bank, Ltd.	27	23
IDFC, Ltd.	18	18
Indiabulls Housing Finance, Ltd.	22,543	422,623
Indiabulls Real Estate, Ltd. (a)	66,866	233,930
Indian Hotels Co., Ltd.	242,121	446,858
Indian Oil Corp., Ltd.	35,105	213,702
IndusInd Bank, Ltd.	10,099	260,894
Infosys, Ltd. ADR (b)	512,003	8,304,689
IRB Infrastructure Developers, Ltd.	13,009	48,508
ITC, Ltd.	478,586	1,973,879

ITC, Ltd. GDR	60,326	248,809
IVRCL, Ltd. (a)	19,448	1,813
Jain Irrigation Systems, Ltd.	35,342	69,629
Jaiprakash Associates, Ltd. (a)	185,214	75,447
Jet Airways India, Ltd. (a)	50,051	652,382
Jindal Steel & Power, Ltd. (a)	16,749	53,807
Kotak Mahindra Bank, Ltd.	101,405	1,604,940
Lanco Infratech, Ltd. (a)	43,922	929
Larsen & Toubro, Ltd. GDR	170,023	3,289,945
LIC Housing Finance, Ltd.	55,693	491,685
Lupin, Ltd.	33,863	469,580
Magma Fincorp, Ltd.	26,088	65,621
Mahanagar Telephone Nigam, Ltd. (a)	161,519	63,011
Mahindra & Mahindra Financial Services, Ltd.	50,199	372,083
Mahindra & Mahindra, Ltd. GDR	126,963	2,958,238
Marico, Ltd.	28,654	144,780
Marksans Pharma, Ltd.	28,593	17,897
Maruti Suzuki India, Ltd.	40,065	6,107,311
Mindtree, Ltd.	10,047	96,397
Monnet Ispat & Energy, Ltd. (a)	10,504	5,801
MRF, Ltd.	524	594,024
NCC, Ltd.	60,424	126,618
NTPC, Ltd.	353,824	981,189
Oil & Natural Gas Corp., Ltd.	744,495	2,276,847
OnMobile Global, Ltd.	8,884	7,899
Opto Circuits India, Ltd. (a)	6,246	954
Page Industries, Ltd.	600	240,099
Power Grid Corp. of India, Ltd.	54,030	169,596
PS IT Infrastructure & Services, Ltd. (a)	132	126
PTC India, Ltd.	161,996	301,264
Punj Lloyd, Ltd. (a)	16,566	6,281
Rajesh Exports, Ltd.	26,360	332,043
RattanIndia Infrastructure, Ltd. (a)	104,129	12,480
REI Agro, Ltd. (a) (c)	1,873,023	4,402
Reliance Capital, Ltd.	22,211	201,535
Reliance Communications, Ltd. (a)	252,322	142,908
Reliance Home Finance, Ltd. (a)	12,479	17,713
Reliance Industries, Ltd. GDR (c)	275,012	7,851,593
Reliance Infrastructure, Ltd.	65,508	568,432
Rolta India, Ltd. (a)	11,668	10,895
Ruchi Soya Industries, Ltd. (a)	89,349	26,107
SE Investments, Ltd.	10,341	34,987
Sharda Cropchem, Ltd.	6,328	44,604
Shree Renuka Sugars, Ltd. (a)	222,604	57,022
Shriram Transport Finance Co., Ltd.	23,151	537,322
Siemens, Ltd.	59,734	1,158,649
Sintex Industries, Ltd.	144,755	61,801
Sintex Plastics Technology, Ltd. (a)	70,273	92,207
State Bank of India GDR	29,080	1,416,196
Strides Shasun, Ltd.	6,321	81,499
Sun Pharma Advanced Research Co., Ltd. (a)	6,560	52,180
Sun Pharmaceutical Industries, Ltd.	210,183	1,880,788
Sun TV Network, Ltd.	19,795	307,078
Suzlon Energy, Ltd. (a)	1,134,233	276,328
Symphony, Ltd.	2,929	80,157

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Tata Communications, Ltd.	44,525	$475,438
Tata Consultancy Services, Ltd.	121,455	5,140,014
Tata Elxsi, Ltd.	7,254	111,053
Tata Motors, Ltd. ADR (a)	91,757	3,034,404
Tata Power Co., Ltd.	642,794	941,620
Tata Steel, Ltd.	94,239	1,081,362
Tech Mahindra, Ltd.	85,433	674,670
UltraTech Cement, Ltd.	2,143	145,064
Unitech, Ltd. (a)	317,501	47,754
United Breweries, Ltd.	13,957	235,942
United Spirits, Ltd. (a)	12,342	709,427
UPL, Ltd.	29,659	354,407
Vedanta, Ltd.	138,954	718,200
Videocon Industries, Ltd. (a)	48,992	15,121
VST Industries, Ltd.	5,227	262,634
Welspun India, Ltd.	40,183	44,950
Wipro, Ltd. ADR (b)	403,708	2,208,283
Wockhardt, Ltd.	5,624	82,064
Yes Bank, Ltd.	58,295	287,833
Zee Entertainment Enterprises, Ltd.	109,354	996,783

		121,618,610

INDONESIA — 2.9%
Alam Sutera Realty Tbk PT	1,712,100	44,924
Astra International Tbk PT	5,687,488	3,479,355
Bank Central Asia Tbk PT	3,755,187	6,061,441
Bank Danamon Indonesia Tbk PT	1,146,618	587,359
Bank Mandiri Persero Tbk PT	5,672,298	3,344,639
Bank Negara Indonesia Persero Tbk PT	460,200	335,801
Bank Rakyat Indonesia Persero Tbk PT	14,228,925	3,817,452
Barito Pacific Tbk PT (a)	4,490,600	748,020
Bekasi Fajar Industrial Estate Tbk PT	1,067,900	19,678
Bumi Resources Tbk PT (a)	1,115,100	22,191
Bumi Serpong Damai Tbk PT	905,500	113,459
Charoen Pokphand Indonesia Tbk PT	992,600	219,480
Ciputra Development Tbk PT	1,417,452	123,802
Citra Marga Nusaphala Persada Tbk PT (a)	385,241	43,727
Garuda Indonesia Persero Tbk PT (a)	3,036,600	67,144
Global Mediacom Tbk PT	148,700	6,466
Indocement Tunggal Prakarsa Tbk PT	122,800	198,670
Indofood Sukses Makmur Tbk PT	2,499,351	1,404,647
Indosat Tbk PT	605,500	214,218
Japfa Comfeed Indonesia Tbk PT	258,500	24,769
Kalbe Farma Tbk PT	12,507,567	1,557,972
Kawasan Industri Jababeka Tbk PT	1,173,031	24,727
Lippo Cikarang Tbk PT (a)	45,500	10,530
Lippo Karawaci Tbk PT	2,933,600	105,517
Matahari Putra Prima Tbk PT (a)	148,900	4,961
Mayora Indah Tbk PT	2,097,375	312,268
Medco Energi Internasional Tbk PT (a)	7,964,666	522,466
Media Nusantara Citra Tbk PT	196,500	18,611
Modernland Realty Tbk PT	1,835,400	39,772
Pakuwon Jati Tbk PT	1,296,000	65,433
Perusahaan Gas Negara Persero Tbk	3,435,900	443,179
Semen Indonesia Persero Tbk PT	199,100	145,280
Sigmagold Inti Perkasa Tbk PT (a) (c)	1,312,600	4,837

Summarecon Agung Tbk PT	997,700	69,492
Telekomunikasi Indonesia Persero Tbk PT	8,695,400	2,845,592
Tiga Pilar Sejahtera Food Tbk (a)	1,407,800	49,391
Unilever Indonesia Tbk PT	147,900	609,369
United Tractors Tbk PT	608,715	1,588,245
XL Axiata Tbk PT (a)	181,925	39,690

		29,334,574

MALAYSIA — 2.6%
Aeon Co. M Bhd	1,908,290	829,896
AEON Credit Service M Bhd	32,850	109,256
AirAsia Bhd	293,300	242,786
Alliance Bank Malaysia Bhd	1,119,000	1,128,125
Axiata Group Bhd	351,399	476,694
Berjaya Sports Toto Bhd	549,714	304,265
Bintulu Port Holdings Bhd (c)	94	139
British American Tobacco Malaysia Bhd	7,200	71,164
Bursa Malaysia Bhd	233,493	583,877
Capitaland Malaysia Mall Trust REIT	353,800	159,984
Carlsberg Brewery Malaysia Bhd Class B	580,776	2,195,669
CIMB Group Holdings Bhd	404,580	653,806
Dialog Group Bhd	3,997,467	2,479,279
DiGi.Com Bhd	1,467,400	1,849,207
Felda Global Ventures Holdings Bhd	94,500	39,463
Genting Bhd	888,200	2,019,135
Genting Malaysia Bhd	176,800	245,956
Guan Chong Bhd	220,500	116,053
Hap Seng Plantations Holdings Bhd	18,100	11,405
IHH Healthcare Bhd	231,100	334,630
IOI Corp. Bhd	1,398,560	1,568,931
IOI Properties Group Bhd	1,106,362	505,750
Iskandar Waterfront City Bhd (a)	77,000	27,208
KLCCP Stapled Group	152,000	324,507
KNM Group Bhd (a)	1,150,521	63,965
KPJ Healthcare Bhd	396,880	95,126
Lingkaran Trans Kota Holdings Bhd	98,000	134,396
Magnum Bhd	842,560	362,257
Malayan Banking Bhd	683,449	1,655,004
Malaysian Resources Corp. Bhd	2,453,700	679,057
MPHB Capital Bhd (a)	405,630	122,280
Naim Holdings Bhd (a)	87	31
OSK Holdings Bhd	2,442,559	645,796
Pavilion Real Estate Investment Trust	346,300	137,767
Petronas Chemicals Group Bhd	99,100	188,552
Pos Malaysia Bhd	276,600	358,821
Public Bank Bhd	271,300	1,393,035
Sapura Energy Bhd	128,800	22,596
Sime Darby Bhd	277,924	151,770
Sime Darby Plantation Bhd (a)	218,024	323,238
Sime Darby Property Bhd (a)	218,024	95,894
SP Setia Bhd Group	85,986	84,987
SP Setia Bhd Group Preference Shares	13,187	3,584
Sunway Real Estate Investment Trust	365,200	171,455
TA Enterprise Bhd	1,444,500	215,943
TA Global Bhd	1,003,956	88,066
Telekom Malaysia Bhd	185,827	289,278

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Tenaga Nasional Bhd	281,000	$1,059,565
UEM Edgenta Bhd	179,500	110,885
UEM Sunrise Bhd (a)	1,163,088	298,891
UMW Holdings Bhd (a)	76,900	98,809
UMW Oil & Gas Corp. Bhd (a)	38,463	2,899
Unisem M Bhd	75,400	68,003
United Plantations Bhd	19,900	138,076
VS Industry Bhd	388,600	289,025
WCT Holdings Bhd (a)	2,108,796	844,144

		26,470,380

MALTA — 0.0% (f)
Tiso Blackstar Group SE	519	358

MEXICO — 3.5%
Alfa SAB de CV Class A	1,108,839	1,225,274
America Movil SAB de CV Series L	6,307,163	5,464,026
Axtel SAB de CV Series CPO (a) (b)	448,464	86,642
Cemex SAB de CV Series CPO (a)	3,262,118	2,450,902
Coca-Cola Femsa SAB de CV Series L	163,979	1,147,782
Consorcio ARA SAB de CV	445,590	174,679
Desarrolladora Homex SAB de CV (a)	9,153	293
El Puerto de Liverpool SAB de CV Series C1 (b)	92,810	589,624
Fibra Uno Administracion SA de CV REIT	381,651	568,414
Fomento Economico Mexicano SAB de CV	544,502	5,147,103
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	120,512	2,205,501
Grupo Bimbo SAB de CV Series A	762,218	1,695,030
Grupo Elektra SAB de CV (b)	13,892	497,444
Grupo Financiero Banorte SAB de CV Series O	429,069	2,364,698
Grupo Financiero Inbursa SAB de CV Series O	343,936	564,628
Grupo Mexico SAB de CV Series B	848,916	2,816,342
Grupo Televisa SAB Series CPO (b)	510,062	1,918,191
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	439,100	740,605
Industrias CH SAB de CV Series B (a) (b)	119,184	511,689
Industrias Penoles SAB de CV	41,337	865,488
Kimberly-Clark de Mexico SAB de CV Class A	679,052	1,202,584
Sare Holding SAB de CV Class B (a)	499,863	1,890
Telesites SAB de CV (a)	318,211	243,633
TV Azteca SAB de CV Series CPO	1,025,149	183,385
Urbi Desarrollos Urbanos SAB de CV (a) (b)	131,010	38,837
Wal-Mart de Mexico SAB de CV	1,325,804	3,265,467

		35,970,151

MONACO — 0.0% (f)
GasLog, Ltd.	4,538	100,970

NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR	104,478	401,196

PERU — 0.8%
Cia de Minas Buenaventura SAA ADR (g)	82,873	1,166,852
Cia de Minas Buenaventura SAA ADR (g)	5,932	83,760
Credicorp, Ltd.	17,348	3,598,496
Southern Copper Corp. (b) (g)	47,462	2,252,072
Southern Copper Corp. (g)	4,688	222,961
Volcan Cia Minera SAA Class B	1,246,437	507,729

		7,831,870

PHILIPPINES — 1.5%
Alliance Global Group, Inc. (a)	554,100	177,596
Ayala Land, Inc.	3,568,680	3,188,364
Bank of the Philippine Islands	1,286,537	2,785,951
BDO Unibank, Inc.	974,006	3,199,860
Bloomberry Resorts Corp. (a)	213,800	46,683
Cebu Air, Inc.	387,000	775,240
Cebu Holdings, Inc.	1,965,300	226,372
D&L Industries, Inc.	584,900	129,587
DoubleDragon Properties Corp. (a)	390,000	310,156
East West Banking Corp.	217,600	139,269
Filinvest Land, Inc.	16,382,000	616,950
First Philippine Holdings Corp.	108,230	134,420
Global Ferronickel Holdings, Inc. (a)	460,333	24,252
GMA Holdings, Inc.	950,200	108,116
GT Capital Holdings, Inc.	2,630	68,068
JG Summit Holdings, Inc.	129,030	186,359
Megawide Construction Corp.	1,238,188	446,462
Megaworld Corp.	1,798,300	185,882
Nickel Asia Corp.	152,400	19,325
PLDT, Inc.	27,485	814,860
Puregold Price Club, Inc.	82,690	82,823
San Miguel Corp.	37,140	83,029
SM Investments Corp.	44,510	882,710
SM Prime Holdings, Inc.	828,690	622,514
Top Frontier Investment Holdings, Inc. (a)	4,651	26,646
Universal Robina Corp.	62,380	188,690
Vista Land & Lifescapes, Inc.	285,278	34,231

		15,504,415

POLAND — 1.2%
Asseco Poland SA	23,049	291,728
Bank Pekao SA	42,039	1,566,723
Bank Zachodni WBK SA	6,260	713,861
Bioton SA (a)	274	275
Eurocash SA	2,136	16,271
Getin Holding SA (a)	82,520	32,772
Getin Noble Bank SA (a)	76,543	35,685
Globe Trade Centre SA	71,461	201,542
Grupa Lotos SA	44,670	741,758
KGHM Polska Miedz SA	45,027	1,440,947
LPP SA	73	187,185
mBank SA (a)	6,827	913,594
Orange Polska SA (a)	275,676	459,354
Orbis SA	21,594	574,837
PGE Polska Grupa Energetyczna SA (a)	156,883	544,043
Polimex-Mostostal SA (a)	4,007	4,647

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Polski Koncern Naftowy ORLEN SA	59,579	$1,817,479
Powszechna Kasa Oszczednosci Bank Polski SA (a)	124,662	1,589,667
Powszechny Zaklad Ubezpieczen SA	80,177	972,793

		12,105,161

QATAR — 0.5%
Aamal Co.	10,212	23,693
Industries Qatar QSC	11,890	319,940
Mannai Corp. QSC	7,570	117,832
Masraf Al Rayan QSC	84,761	863,436
Mazaya Qatar Real Estate Development QSC (a)	46,601	110,297
Medicare Group	6,063	105,711
National Leasing	68,114	201,611
Ooredoo QPSC	21,750	543,451
Qatar Electricity & Water Co. QSC	1,974	98,104
Qatar Insurance Co. SAQ	20,610	303,887
Qatar National Bank QPSC	53,222	1,855,756
Qatari Investors Group QSC	21,578	207,367
Vodafone Qatar QSC (a)	84,379	184,651

		4,935,736

RUSSIA — 4.0%
Evraz PLC	51,961	238,987
Gazprom PJSC ADR	1,317,166	5,808,702
LSR Group PJSC GDR	31,362	86,089
LUKOIL PJSC ADR	107,380	6,144,284
Magnit PJSC GDR	36,856	1,008,012
Mail.Ru Group, Ltd. GDR (a)	9,231	266,776
Mechel PJSC ADR (a)	39,523	207,891
MMC Norilsk Nickel PJSC ADR	157,218	2,946,265
Mobile TeleSystems PJSC ADR	200,089	2,038,907
Novatek PJSC GDR	20,775	2,497,155
Novolipetsk Steel PJSC GDR	8,460	215,899
Novorossiysk Commercial Sea Port PJSC GDR	13,199	138,590
Polymetal International PLC	28,659	356,864
Rosneft Oil Co. PJSC GDR	321,977	1,606,665
Rostelecom PJSC ADR	23,801	153,754
Sberbank of Russia PJSC ADR (g)	187,001	3,165,927
Sberbank of Russia PJSC ADR (g)	229,804	3,913,562
Severstal PJSC GDR	120,529	1,853,736
Sistema PJSC FC GDR	34,787	145,062
Surgutneftegas OJSC ADR	465,154	2,193,201
Tatneft PJSC ADR (g)	55,850	2,762,341
Tatneft PJSC ADR (g)	12,997	653,489
TMK PAO GDR	1,907	8,829
TMK PJSC GDR	9,990	46,254
VTB Bank PJSC GDR	529,824	969,578
X5 Retail Group NV GDR (a)	9,681	365,651
Yandex NV Class A (a)	26,591	870,855

		40,663,325

SOUTH AFRICA — 7.6%
Adbee Rf, Ltd. (a)	4,169	15,070
Adcock Ingram Holdings, Ltd.	23,393	110,257
Adcorp Holdings, Ltd.	134,929	195,636
African Phoenix Investments, Ltd. (a)	484,223	23,859
African Rainbow Minerals, Ltd.	28,752	311,766

Allied Electronics Corp., Ltd. Class A (a)	52,875	51,594
Anglo American Platinum, Ltd. (a)	7,884	225,095
AngloGold Ashanti, Ltd.	69,268	719,649
ArcelorMittal South Africa, Ltd. (a)	41,525	12,981
Aspen Pharmacare Holdings, Ltd.	68,986	1,546,334
Aveng, Ltd. (a)	155,250	25,081
Barclays Africa Group, Ltd.	93,322	1,371,864
Barloworld, Ltd.	66,417	856,018
Bid Corp., Ltd.	26,605	646,837
Bidvest Group, Ltd.	97,346	1,714,878
Coronation Fund Managers, Ltd.	140,260	837,255
Discovery, Ltd.	95,663	1,437,263
FirstRand, Ltd.	736,347	3,999,946
Foschini Group, Ltd.	63,834	1,017,477
Gold Fields, Ltd.	154,448	674,930
Grindrod, Ltd. (a)	261,281	288,084
Group Five, Ltd.	74,246	77,365
Growthpoint Properties, Ltd. REIT	207,789	464,252
Harmony Gold Mining Co., Ltd.	62,537	114,618
Impala Platinum Holdings, Ltd. (a) (b)	111,021	290,914
Imperial Holdings, Ltd.	51,270	1,085,615
Investec, Ltd.	56,605	410,226
Invicta Holdings, Ltd.	105,928	436,803
Kumba Iron Ore, Ltd. (b)	11,035	337,940
Lewis Group, Ltd.	67,100	143,306
Massmart Holdings, Ltd.	43,696	492,515
Mediclinic International PLC (b)	34,000	292,158
MMI Holdings, Ltd.	248,399	421,355
Mr. Price Group, Ltd.	45,543	900,817
MTN Group, Ltd.	281,293	3,103,766
Murray & Roberts Holdings, Ltd.	185,953	181,897
Naspers, Ltd. Class N	80,790	22,520,702
Nedbank Group, Ltd.	75,470	1,561,217
Netcare, Ltd.	584,325	1,187,058
Northam Platinum, Ltd. (a)	78,132	329,884
PPC, Ltd. (a)	124,067	69,850
PSG Group, Ltd.	63,484	1,384,546
Rand Merchant Investment Holdings, Ltd	311,250	1,153,988
Remgro, Ltd.	131,844	2,513,343
RMB Holdings, Ltd.	251,219	1,606,544
Sanlam, Ltd.	395,580	2,779,924
Sappi, Ltd.	78,880	570,255
Sasol, Ltd.	92,843	3,211,108
Shoprite Holdings, Ltd.	132,444	2,366,340
Sibanye Gold, Ltd.	276,316	353,095
Standard Bank Group, Ltd.	254,519	4,022,552
Steinhoff International Holdings NV (b)	568,361	213,480
Sun International, Ltd. (a)	46,189	225,572
Telkom SA SOC, Ltd.	74,778	290,656
Tiger Brands, Ltd.	54,600	2,028,756
Trans Hex Group, Ltd. (a)	4,684	602
Truworths International, Ltd. (b)	110,956	846,689
Vodacom Group, Ltd.	97,827	1,151,166
Wilson Bayly Holmes-Ovcon, Ltd.	64,327	807,673
Woolworths Holdings, Ltd.	227,789	1,201,688

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Zambezi Platinum RF, Ltd. Preference Shares (a)	20,046	$103,307

		77,335,416

TAIWAN — 13.5%
Acer, Inc. (a)	775,701	629,507
Adlink Technology, Inc.	191,665	412,204
Advanced Ceramic X Corp.	4,000	53,632
Advanced Semiconductor Engineering, Inc.	1,642,117	2,105,172
Advanced Wireless Semiconductor Co.	13,000	29,793
Advancetek Enterprise Co., Ltd.	814,996	512,137
Advantech Co., Ltd.	5,499	38,898
AGV Products Corp. (a)	1,346,415	338,883
Airmate Cayman International Co., Ltd.	11,000	8,871
APCB, Inc.	265,000	251,122
Asustek Computer, Inc.	192,340	1,806,510
AU Optronics Corp. ADR (b)	284,805	1,184,789
Audix Corp.	201,600	290,966
Bank of Kaohsiung Co., Ltd.	461,390	142,951
Basso Industry Corp.	734,900	1,647,187
Biostar Microtech International Corp. (a)	532,000	235,086
C Sun Manufacturing, Ltd. (a)	263,000	243,482
Carnival Industrial Corp. (a)	511,000	80,878
Catcher Technology Co., Ltd.	194,000	2,138,280
Cathay Financial Holding Co., Ltd	1,345,541	2,419,021
Cathay No 1 REIT	325,000	144,707
Center Laboratories, Inc. (a)	210,961	347,366
Chailease Holding Co., Ltd.	191,608	557,597
Champion Building Materials Co., Ltd. (a)	325,000	91,302
Chang Hwa Commercial Bank, Ltd.	2,319,465	1,289,956
Chang Wah Electromaterials, Inc.	7,431	35,958
Charoen Pokphand Enterprise	1,285,060	2,772,346
Chen Full International Co., Ltd.	12,000	19,900
Cheng Loong Corp.	189,000	103,523
Cheng Shin Rubber Industry Co., Ltd.	68,850	121,465
China Airlines, Ltd. (a)	529,000	207,095
China Chemical & Pharmaceutical Co., Ltd.	458,000	287,034
China Development Financial Holding Corp	3,352,945	1,143,619
China Steel Chemical Corp.	197,595	846,594
China Steel Corp.	2,127,451	1,769,391
Chipbond Technology Corp.	66,000	125,087
Chlitina Holding, Ltd.	2,000	10,115
Chong Hong Construction Co., Ltd.	7,717	19,864
Chung Hwa Pulp Corp.	530,794	208,690
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	194,000	159,067
Chunghwa Telecom Co., Ltd.	724,457	2,580,521
CMC Magnetics Corp. (a)	574,933	82,110
Coland Holdings, Ltd.	11,938	13,880
Compal Electronics, Inc.	1,340,774	959,675
Coxon Precise Industrial Co., Ltd. (a)	10,000	11,224
CTBC Financial Holding Co., Ltd.	3,729,527	2,569,192
Da-Li Development Co., Ltd.	335,444	393,964

Delta Electronics, Inc.	534,167	2,575,834
Dimerco Express Corp.	739,000	521,498
E.Sun Financial Holding Co., Ltd.	497,687	316,087
Eclat Textile Co., Ltd.	8,854	88,515
Elan Microelectronics Corp.	2,000	3,098
Elite Advanced Laser Corp.	11,520	50,132
Elite Material Co., Ltd.	13,000	44,340
Elite Semiconductor Memory Technology, Inc.	462,750	664,770
Epistar Corp. (a)	195,180	296,130
Etron Technology, Inc. (a)	12,445	6,545
Eva Airways Corp.	327,291	174,322
Excelsior Medical Co., Ltd.	72,344	109,154
Far Eastern New Century Corp.	1,526,850	1,375,055
Feng TAY Enterprise Co., Ltd.	15,747	71,701
Flytech Technology Co., Ltd.	8,854	24,368
Formosa Chemicals & Fibre Corp.	734,243	2,541,359
Formosa Petrochemical Corp.	59,000	228,993
Formosa Plastics Corp.	1,081,714	3,587,720
Founding Construction & Development Co., Ltd.	1,130,677	606,022
Foxconn Technology Co., Ltd.	332,223	951,170
Fubon Financial Holding Co., Ltd.	1,787,903	3,046,077
Fullerton Technology Co., Ltd.	187,000	150,186
Fwusow Industry Co., Ltd.	533,383	319,938
Giant Manufacturing Co., Ltd.	72,302	397,244
Grape King Bio, Ltd.	73,664	514,882
Great Wall Enterprise Co., Ltd.	189,300	213,418
HannStar Display Corp.	318,500	106,386
Himax Technologies, Inc. ADR	13,755	143,327
Hiwin Technologies Corp.	9,548	103,314
Hocheng Corp. (a)	794,000	263,613
Hon Hai Precision Industry Co., Ltd.	2,845,495	9,102,983
Hong TAI Electric Industrial	524,000	193,693
Hota Industrial Manufacturing Co., Ltd.	9,574	47,293
Hotai Motor Co., Ltd.	72,433	861,646
HTC Corp. (a)	260,198	639,161
Hua Nan Financial Holdings Co., Ltd.	2,356,683	1,326,493
Hung Sheng Construction, Ltd.	270,000	232,270
Ibase Technology, Inc.	471,222	784,618
Innolux Corp.	1,062,820	442,864
Iron Force Industrial Co., Ltd.	6,000	23,791
Janfusun Fancyworld Corp. (a)	886,112	69,678
KEE TAI Properties Co., Ltd.	257,000	88,953
Kenda Rubber Industrial Co., Ltd.	4,766	6,014
Kerry TJ Logistics Co., Ltd.	259,000	332,905
Kindom Construction Corp.	195,000	133,676
Kung Long Batteries Industrial Co., Ltd.	9,000	43,399
Kuoyang Construction Co., Ltd. (a)	187,225	111,674
Kwong Fong Industries Corp.	55,776	31,207
Land Mark Optoelectronics Corp.	2,600	33,550
Largan Precision Co., Ltd.	6,000	810,525
Leofoo Development Co., Ltd. (a)	527,645	140,961
Li Cheng Enterprise Co., Ltd.	9,225	15,019
Lite-On Technology Corp.	735,265	1,003,134
Long Bon International Co., Ltd.	11,000	5,674
Long Chen Paper Co., Ltd.	3,955,165	5,562,231

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Makalot Industrial Co., Ltd.	4,139	$17,386
MediaTek, Inc.	259,329	2,562,049
Medigen Biotechnology Corp. (a)	5,248	6,243
Mega Financial Holding Co., Ltd.	1,593,333	1,287,688
Merida Industry Co., Ltd.	2,100	8,821
Merry Electronics Co., Ltd.	13,356	87,294
Mosel Vitelic, Inc. (a)	759	458
Namchow Holdings Co., Ltd.	258,000	552,266
Nan Ya Plastics Corp.	1,073,486	2,810,107
Nanya Technology Corp.	3,982	10,196
National Petroleum Co., Ltd.	1,260,003	1,668,233
Neo Solar Power Corp. (a)	63,938	29,543
New Era Electronics Co., Ltd.	70,000	44,575
Newmax Technology Co., Ltd. (a)	67,185	92,903
Nexcom International Co., Ltd.	276,638	304,447
Novatek Microelectronics Corp.	178,225	679,757
OBI Pharma, Inc. (a)	3,000	15,172
Pacific Hospital Supply Co., Ltd.	68,000	189,432
Pan Jit International, Inc.	9,000	9,073
Parade Technologies, Ltd.	4,000	79,171
PChome Online, Inc.	3,519	16,200
Pegatron Corp.	260,686	630,724
Phytohealth Corp. (a)	9,000	7,032
Pihsiang Machinery Manufacturing Co., Ltd. (a) (c)	51,000	29,649
Pou Chen Corp.	976,462	1,264,936
Powertech Technology, Inc.	272,285	805,184
Precision Silicon Corp. (a)	998	1,090
Promate Electronic Co., Ltd.	262,000	246,958
ProMOS Technologies, Inc. (a) (d) (c)	257	—
Quanta Computer, Inc.	992,664	2,064,818
Radiant Opto-Electronics Corp.	14,000	33,261
Sampo Corp.	975,000	432,481
Sesoda Corp.	344,574	343,318
Shih Wei Navigation Co., Ltd. (a)	518,321	160,068
Shin Kong Financial Holding Co., Ltd.	1,257,663	443,754
Silicon Motion Technology Corp. ADR	3,797	201,089
Siliconware Precision Industries Co., Ltd.	523,473	884,812
Sinbon Electronics Co., Ltd.	280,068	812,200
Sinon Corp.	525,000	298,150
SinoPac Financial Holdings Co., Ltd.	3,395,907	1,103,497
Sinphar Pharmaceutical Co., Ltd.	325,524	236,826
Solar Applied Materials Technology Co. (a)	344,418	245,364
Solartech Energy Corp. (a)	10,041	5,027
Stark Technology, Inc.	227,400	272,802
Supreme Electronics Co., Ltd.	725,818	729,269
Ta Ya Electric Wire & Cable (a)	1,598,000	746,415
Tainan Enterprises Co., Ltd.	197,000	157,886
Taishin Financial Holding Co., Ltd.	3,130,615	1,457,030
Taisun Enterprise Co., Ltd. (a)	605,000	343,582
Taiwan Acceptance Corp.	9,000	33,268
Taiwan Cement Corp.	1,258,533	1,541,527
Taiwan Chinsan Electronic Industrial Co., Ltd.	75,000	170,876
Taiwan Cogeneration Corp.	199,000	178,882

Taiwan Fire & Marine Insurance Co., Ltd.	69,000	47,417
Taiwan FU Hsing Industrial Co., Ltd.	191,000	241,329
Taiwan Land Development Corp. (a)	825,750	284,421
Taiwan Mobile Co., Ltd.	4,000	14,450
Taiwan Paiho, Ltd.	201,433	819,040
Taiwan Pulp & Paper Corp. (a)	1,305,000	837,593
Taiwan Sakura Corp.	287,200	363,361
Taiwan Semiconductor Manufacturing Co., Ltd.	2,886,500	22,260,925
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	104,124	4,128,517
Taiwan TEA Corp.	462,913	240,335
Taiwan Union Technology Corp.	532,000	1,498,113
Taiyen Biotech Co., Ltd.	252,500	236,731
Tatung Co., Ltd. (a)	730,885	471,562
TPK Holding Co., Ltd. (a)	8,000	22,474
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp.	272,320	851,043
TrueLight Corp.	9,100	12,476
Tung Thih Electronic Co., Ltd.	5,000	28,899
Uni-President Enterprises Corp.	525,993	1,166,575
United Microelectronics Corp. ADR (b)	1,042,181	2,490,813
Unity Opto Technology Co., Ltd. (a)	12,759	4,931
Ve Wong Corp.	260,000	220,172
Visual Photonics Epitaxy Co., Ltd.	337,151	1,054,783
Wei Chuan Foods Corp. (a)	186,000	132,194
Wei Mon Industry Co., Ltd. (a) (e)	240,450	—
Weikeng Industrial Co., Ltd.	272,526	175,374
Winbond Electronics Corp.	205,670	162,070
Wistron Corp.	733,911	590,660
Zeng Hsing Industrial Co., Ltd.	70,350	306,142
Zenitron Corp.	542,000	365,176

		138,359,586

THAILAND — 3.2%
Advanced Info Service PCL (c)	442,315	2,592,273
Airports of Thailand PCL (c)	705,100	1,471,212
Bangkok Dusit Medical Services PCL (c)	205,100	131,531
Bangkok Expressway & Metro PCL (c)	13,023,708	3,077,096
Bangkok Land PCL (c)	2,822,400	155,020
Bank of Ayudhya PCL	95,600	116,603
Banpu PCL (c)	912,660	546,084
BEC World PCL (c)	107,000	43,010
BTS Group Holdings PCL (c)	132,500	33,745
Bumrungrad Hospital PCL (c)	27,900	161,801
Central Pattana PCL (c)	211,200	552,464
Central Plaza Hotel PCL (c)	157,100	280,794
CH Karnchang PCL (c)	26,648	21,668
Charoen Pokphand Foods PCL (c)	79,500	58,546
CP ALL PCL (c)	733,800	1,733,740
Electricity Generating PCL (c)	321,174	2,128,677
IRPC PCL (c)	3,671,458	794,225
Jasmine International PCL (c)	1,108,941	241,592
Kasikornbank PCL (c)	235,200	1,724,848
Krung Thai Bank PCL (c)	181,900	107,164
Land & Houses PCL (c)	278,800	89,825
Minor International PCL (c)	33,128	44,472

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Pruksa Holding PCL (c)	106,500	$76,795
PTT Exploration & Production PCL (c)	466,230	1,430,592
PTT Global Chemical PCL (c)	86,700	226,128
PTT PCL (c)	233,536	3,138,655
Quality Houses PCL (c)	994,183	98,839
Sansiri PCL. (c)	1,028,833	68,820
Siam Cement PCL (c)	159,123	2,392,460
Siam Commercial Bank PCL (c)	472,002	2,172,455
Siam Future Development PCL (c)	717,313	171,680
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	352,266	186,996
Thai Airways International PCL (a) (c)	258,400	137,169
Thai Beverage PCL	1,609,600	1,108,075
Thai Oil PCL (c)	450,795	1,431,644
Thaicom PCL (c)	160,000	61,369
TICON Industrial Connection PCL (c)	465,080	232,611
Tisco Financial Group PCL (c)	557,218	1,513,157
Tisco Financial Group PCL NVDR	25,400	68,975
TMB Bank PCL (c)	18,359,117	1,701,274
Total Access Communication PCL (a) (c)	27,400	41,197
True Corp. PCL (a) (c)	2,047,310	389,485
TTCL PCL (c)	27,200	14,355
U City PCL (a) (c)	33,532,400	30,868

		32,799,989

TURKEY — 1.3%
Akbank Turk AS	415,595	1,079,653
Anadolu Efes Biracilik Ve Malt Sanayii A/S	89,352	570,292
Aselsan Elektronik Sanayi Ve Ticaret A/S	24,702	207,175
BIM Birlesik Magazalar A/S	16,293	335,606
Coca-Cola Icecek A/S	1,862	16,805
Dogan Sirketler Grubu Holding A/S (a)	589,660	135,300
Eregli Demir ve Celik Fabrikalari TAS	614,574	1,624,125
Haci Omer Sabanci Holding A/S	221,715	650,245
KOC Holding A/S	332,741	1,621,757
Migros Ticaret A/S (a)	3,461	25,157
Tupras Turkiye Petrol Rafinerileri A/S	45,431	1,455,814
Turk Hava Yollari AO (a)	109,141	451,636
Turkcell Iletisim Hizmetleri A/S	191,084	780,140
Turkiye Garanti Bankasi A/S	824,598	2,331,388
Turkiye Halk Bankasi A/S	42,511	120,864
Turkiye Is Bankasi Class C	519,152	954,344
Turkiye Vakiflar Bankasi TAO Class D	72,552	129,543
Ulker Biskuvi Sanayi A/S	114,717	595,127
Yapi ve Kredi Bankasi A/S (a)	333,991	382,298

		13,467,269

UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	374,787	693,899
Agthia Group PJSC	21,863	28,573
Air Arabia PJSC	865,857	292,328
Ajman Bank PJSC (a)	359,804	109,720
Al Waha Capital PJSC	160,856	81,900

Aldar Properties PJSC	726,403	435,114
Arabtec Holding PJSC (a)	118,011	76,472
Bank of Sharjah	139,844	46,833
DAMAC Properties Dubai Co. PJSC	602,007	540,901
Depa, Ltd.	78,436	24,394
Deyaar Development PJSC (a)	542,809	72,418
DP World, Ltd.	29,674	741,850
Dubai Financial Market PJSC (a)	327,178	99,771
Dubai Investments PJSC	292,437	191,890
Emaar Malls PJSC	174,558	101,233
Emaar Properties PJSC	627,246	1,185,223
Eshraq Properties Co. PJSC (a)	415,681	80,357
First Abu Dhabi Bank PJSC	327,174	913,073
Gulf General Investment Co. (a)	284,934	29,092
Gulf Pharmaceutical Industries PSC	54,862	35,999
Invest bank PSC	39,192	27,211
National Central Cooling Co. PJSC	652,854	323,512
Orascom Construction, Ltd. (a)	2,034	16,780
RAK Properties PJSC	633,523	122,468
Ras Al Khaimah Ceramics	52,172	38,353
SHUAA Capital PSC (a)	899,754	296,423
Union National Bank PJSC	133,858	138,494
Union Properties PJSC (a)	256,504	68,093

		6,812,374

UNITED STATES — 0.1%
Yum China Holdings, Inc.	23,535	941,871

TOTAL COMMON STOCKS (Cost $922,261,303)		1,017,253,349

WARRANTS — 0.0% (f)
INDONESIA — 0.0% (f)
Medco Energi Internasional Tbk PT (expiring 12/14/20) (a)	1,696,566	34,263

MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	17,057

SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	162

TOTAL WARRANTS (Cost $—)		51,482

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Banco Pan SA (expiring 1/8/18) (a)	11,695	35
Gafisa SA (expiring 1/19/18) (a)	781	777

		812

HONG KONG — 0.0% (f)
\TCL Multimedia Technology Holdings, Ltd. (expiring 1/12/18) (a) (b) (c)	17,334	976

TOTAL RIGHTS (Cost $—)		1,788

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i)	22,713	$22,713
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	11,462,147	11,462,147

TOTAL SHORT-TERM INVESTMENTS (Cost $11,484,860)		11,484,860

TOTAL INVESTMENTS — 100.6% (Cost $933,746,163)		1,028,791,479
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(6,454,636)

NET ASSETS — 100.0%		$1,022,336,843

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $31,526,752 representing 3.1% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $28,057, representing 0.0% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation
MSCI Taiwan Index Futures	01/30/2018	13	$502,647	$510,900	$8,253

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$79,909,229	$—	$—		$79,909,229
Chile	18,034,585	37,865	—		18,072,450
China	321,396,377	114,356	11,679		321,522,412
Colombia	5,377,992	—	—		5,377,992
Czech Republic	3,369,494	—	—		3,369,494
Egypt	3,060,512	—	—		3,060,512
Greece	1,926,000	—	—		1,926,000
Hong Kong	12,576,924	15,188	16,378		12,608,490
Hungary	6,753,519	—	—		6,753,519
India	121,365,399	253,211	0	(a)	121,618,610
Indonesia	29,329,737	4,837	—		29,334,574
Malaysia	26,470,241	139	—		26,470,380
Malta	358	—	—		358
Mexico	35,970,151	—	—		35,970,151
Monaco	100,970	—	—		100,970
Netherlands	401,196	—	—		401,196

See accompanying Notes to Schedule of Investments

SPDR Portfolio Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Peru	$7,831,870	$—	$—		$7,831,870
Philippines	15,504,415	—	—		15,504,415
Poland	12,105,161	—	—		12,105,161
Qatar	4,935,736	—	—		4,935,736
Russia	40,663,325	—	—		40,663,325
South Africa	77,335,416	—	—		77,335,416
Taiwan	138,329,937	29,649	0	(a)	138,359,586
Thailand	1,480,649	31,319,340	—		32,799,989
Turkey	13,467,269	—	—		13,467,269
United Arab Emirates	6,812,374	—	—		6,812,374
United States	941,871	—	—		941,871
Warrants
Indonesia	34,263	—	—		34,263
Malaysia	17,057	—	—		17,057
South Africa	162	—	—		162
Rights
Brazil	812	—	—		812
Hong Kong	—	976	—		976
Short-Term Investments	$11,484,860	$—	$—		$11,484,860

TOTAL INVESTMENTS	$996,987,861	$31,775,561	$28,057		$1,028,791,479

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	8,253	—	—		8,253

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$996,996,114	$31,775,561	$28,057		$1,028,799,732

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	—	$—	$42,118,476	$42,095,763	$—	$—	22,713	$22,713	$5,260
State Street Navigator Securities Lending Government Money Market Portfolio	8,647,800	8,647,800	24,094,927	21,280,580	—	—	11,462,147	11,462,147	41,860

TOTAL		$8,647,800	$66,213,403	$63,376,343	$—	$—		$11,484,860	$47,120

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CHILE — 0.5%
Banco de Chile ADR	357	$34,461
Banco de Credito e Inversiones	20,437	1,421,664
Embotelladora Andina SA Class B, Preference Shares	156,092	779,394

		2,235,519

CHINA — 10.4%
China Merchants Port Holdings Co., Ltd.	1,941,812	5,079,766
China Overseas Land & Investment, Ltd.	3,284,000	10,565,361
China Resources Land, Ltd.	3,218,000	9,467,975
China Telecom Corp., Ltd. Class H	19,342,000	9,204,232
China Zhongwang Holdings, Ltd. (a)	2,048,400	1,121,506
Far East Horizon, Ltd.	1,377,000	1,174,906
Guangdong Investment, Ltd.	3,808,000	5,095,324
Jiangsu Expressway Co., Ltd. Class H	1,938,000	2,950,149
Logan Property Holdings Co., Ltd. (a)	40,100	41,448
Shenzhen International Holdings, Ltd.	1,834,719	3,492,334
Shenzhen Investment, Ltd. (a)	164,436	68,153

		48,261,154

COLOMBIA — 0.8%
Bancolombia SA Preference Shares	279,217	2,799,187
Grupo Aval Acciones y Valores SA Preference Shares	2,178,738	941,723

		3,740,910

HONG KONG — 1.5%
Lee & Man Paper Manufacturing, Ltd.	3,562,000	4,210,262
Skyworth Digital Holdings, Ltd.	5,988,000	2,573,738

		6,784,000

INDIA — 1.9%
Infosys, Ltd.	547,803	8,943,451

INDONESIA — 4.3%
Bank Rakyat Indonesia Persero Tbk PT	39,598,200	10,623,730
Telekomunikasi Indonesia Persero Tbk PT	28,221,000	9,235,396

		19,859,126

MALAYSIA — 5.9%
Astro Malaysia Holdings Bhd	984,200	644,460
Bursa Malaysia Bhd	480,800	1,202,297
Inari Amertron Bhd	2,721,900	2,286,746
IOI Properties Group Bhd	1,382,100	631,798
Petronas Gas Bhd	385,800	1,666,366
Public Bank Bhd	1,864,200	9,572,047
Tenaga Nasional Bhd	2,710,100	10,218,959
Westports Holdings Bhd	1,387,400	1,268,441

		27,491,114

MEXICO — 0.4%
Bolsa Mexicana de Valores SAB de CV	471,373	815,516
Macquarie Mexico Real Estate Management SA de CV REIT (b)	1,172,842	1,243,846

		2,059,362

PHILIPPINES — 0.8%
DMCI Holdings, Inc.	6,363,400	1,835,596

Semirara Mining & Power Corp.	2,248,260	1,657,371

		3,492,967

POLAND — 0.9%
Asseco Poland SA	81,730	1,034,444
Polskie Gornictwo Naftowe i Gazownictwo SA	1,637,657	2,964,447

		3,998,891

QATAR — 0.5%
Qatar Electricity & Water Co. QSC	15,787	784,582
Qatar International Islamic Bank QSC	52,330	783,082
Qatar Islamic Bank SAQ	28,306	761,666

		2,329,330

RUSSIA — 6.2%
Gazprom PJSC ADR	3,109,461	13,712,723
LUKOIL PJSC	204,599	11,779,202
LUKOIL PJSC ADR	57,249	3,275,788

		28,767,713

SOUTH AFRICA — 27.9%
AVI, Ltd.	332,582	2,970,135
Barclays Africa Group, Ltd.	761,443	11,193,458
FirstRand, Ltd.	1,531,771	8,320,808
Foschini Group, Ltd.	558,247	8,898,132
Growthpoint Properties, Ltd. REIT	3,452,904	7,714,647
JSE, Ltd.	109,341	1,358,725
Liberty Holdings, Ltd.	264,429	2,657,746
Life Healthcare Group Holdings, Ltd.	3,513,144	7,874,778
MMI Holdings, Ltd.	1,251,395	2,122,722
Nedbank Group, Ltd.	422,141	8,732,658
Netcare, Ltd.	2,410,202	4,896,331
Pick n Pay Stores, Ltd.	793,254	4,457,088
Rand Merchant Investment Holdings, Ltd.	772,170	2,862,892
Reunert, Ltd.	108,407	631,353
RMB Holdings, Ltd.	675,529	4,320,002
Sanlam, Ltd.	950,255	6,677,882
SPAR Group, Ltd.	415,016	6,816,252
Standard Bank Group, Ltd.	538,505	8,510,815
Tiger Brands, Ltd.	123,408	4,585,435
Truworths International, Ltd. (a)	1,323,696	10,100,934
Tsogo Sun Holdings, Ltd.	722,084	1,420,837
Vodacom Group, Ltd.	479,429	5,641,617
Woolworths Holdings, Ltd.	1,316,245	6,943,777

		129,709,024

TAIWAN — 20.2%
Advanced Semiconductor Engineering, Inc.	5,672,361	7,271,891
Cheng Shin Rubber Industry Co., Ltd.	2,092,000	3,690,710
Chin-Poon Industrial Co., Ltd.	851,000	1,661,478
FLEXium Interconnect, Inc.	2,172,864	7,776,266
Giant Manufacturing Co., Ltd.	273,000	1,499,924
Ginko International Co., Ltd.	185,000	1,349,026
Hua Nan Financial Holdings Co., Ltd.	6,435,900	3,622,539
Huaku Development Co., Ltd.	452,000	1,054,112
Kung Long Batteries Industrial Co., Ltd.	111,000	535,259
Lite-On Technology Corp.	2,592,000	3,536,307

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Mega Financial Holding Co., Ltd.	6,942,000	$5,610,333
Namchow Holdings Co., Ltd.	286,000	612,202
Phison Electronics Corp.	564,000	5,534,150
Pou Chen Corp.	1,763,000	2,283,840
Sercomm Corp.	508,000	1,445,893
Simplo Technology Co., Ltd.	345,800	1,934,765
Sinbon Electronics Co., Ltd.	338,000	980,204
Sitronix Technology Corp.	402,000	1,129,331
Taiwan Mobile Co., Ltd.	2,308,200	8,338,172
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	258,166	10,236,282
TTY Biopharm Co., Ltd.	591,000	2,035,637
TXC Corp.	734,000	980,443
Uni-President Enterprises Corp.	4,500,000	9,980,342
United Microelectronics Corp.	10,382,000	4,954,027
Wistron NeWeb Corp.	888,035	2,551,439
WPG Holdings, Ltd.	2,546,000	3,370,882

		93,975,454

THAILAND — 16.8%
Bangkok Bank PCL (c)	1,372,597	9,223,650
Bangkok Bank PCL NVDR	418,900	2,596,434
Delta Electronics Thailand PCL (c)	88,100	198,015
Delta Electronics Thailand PCL NVDR	478,100	1,074,588
Electricity Generating PCL (c)	34,100	226,008
Electricity Generating PCL NVDR	262,300	1,738,472
Glow Energy PCL (c)	121,400	302,662
Glow Energy PCL NVDR	868,500	2,165,254
Major Cineplex Group PCL (c)	33,000	29,365
Major Cineplex Group PCL NVDR	834,000	742,129
Pruksa Holding PCL NVDR	37,000	26,680
PTT Global Chemical PCL (c)	138,200	360,448
PTT Global Chemical PCL NVDR	4,551,100	11,870,006
PTT PCL (c)	33,700	452,918
PTT PCL NVDR	1,116,100	15,068,549
Ratchaburi Electricity Generating Holding PCL (c)	750,200	1,248,799
Siam Cement PCL (c)	114,000	1,714,023
Siam Cement PCL NVDR	702,200	10,428,499
Thai Beverage PCL	11,621,900	8,000,709
Thai Vegetable Oil PCL (c)	65,300	59,609
Thai Vegetable Oil PCL NVDR	1,641,300	1,498,272
Thanachart Capital PCL (c)	291,100	502,436
Thanachart Capital PCL NVDR	1,330,700	2,296,774
Tisco Financial Group PCL (c)	201,700	547,728
Tisco Financial Group PCL NVDR	2,159,400	5,863,974

		78,236,001

TURKEY — 0.7%
Enka Insaat ve Sanayi A/S	2,094,230	3,330,575

TOTAL COMMON STOCKS (Cost $420,035,110)		463,214,591

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	319,116	319,116
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	10,445,645	10,445,645

TOTAL SHORT-TERM INVESTMENTS (Cost $10,764,761)		10,764,761

TOTAL INVESTMENTS — 102.0% (Cost $430,799,871)		473,979,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(9,386,976)

NET ASSETS — 100.0%		$464,592,376

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $14,865,661 representing 3.2% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chile	$2,235,519	$—	$—	$2,235,519
China	48,261,154	—	—	48,261,154
Colombia	3,740,910	—	—	3,740,910
Hong Kong	6,784,000	—	—	6,784,000
India	8,943,451	—	—	8,943,451
Indonesia	19,859,126	—	—	19,859,126
Malaysia	27,491,114	—	—	27,491,114
Mexico	2,059,362	—	—	2,059,362
Philippines	3,492,967	—	—	3,492,967
Poland	3,998,891	—	—	3,998,891
Qatar	2,329,330	—	—	2,329,330
Russia	28,767,713	—	—	28,767,713
South Africa	129,709,024	—	—	129,709,024
Taiwan	93,975,454	—	—	93,975,454
Thailand	63,370,340	14,865,661	—	78,236,001
Turkey	3,330,575	—	—	3,330,575
Short-Term Investments	10,764,761	—	—	10,764,761

TOTAL INVESTMENTS	$459,113,691	$14,865,661	$—	$473,979,352

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	26,195	$26,195	$5,446,174	$5,153,253	$—	$—	319,116	$319,116	$1,432
State Street Navigator Securities Lending Government Money Market Portfolio	16,561,043	16,561,043	16,588,235	22,703,633	—	—	10,445,645	10,445,645	14,917

TOTAL		$16,587,238	$22,034,409	$27,856,886	$—	$—		$10,764,761	$16,349

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.8%
Abacus Property Group REIT	26,326	$84,834
ACN 004 410 833, Ltd. (a) (b) (c)	163,093	—
AGL Energy, Ltd.	61,377	1,169,427
Alumina, Ltd. (a)	604,359	1,148,660
Amcor, Ltd.	167,690	2,022,468
AMP, Ltd.	339,810	1,379,411
Ansell, Ltd.	53,550	1,017,784
APA Group	236,131	1,538,467
Aristocrat Leisure, Ltd.	108,645	2,013,948
Australia & New Zealand Banking Group, Ltd.	251,789	5,659,963
Bendigo & Adelaide Bank, Ltd.	52,642	480,500
BHP Billiton PLC	171,937	3,541,148
BHP Billiton, Ltd.	287,501	6,649,374
BlueScope Steel, Ltd.	77,282	929,057
Boral, Ltd.	62,535	381,023
Brambles, Ltd.	244,461	1,925,436
BWP Trust REIT	372,720	900,806
Caltex Australia, Ltd.	24,624	655,791
carsales.com, Ltd.	33,154	375,746
Challenger, Ltd.	60,730	666,425
Coca-Cola Amatil, Ltd.	57,686	383,964
Cochlear, Ltd.	5,057	677,272
Commonwealth Bank of Australia	154,066	9,681,190
Computershare, Ltd.	156,759	1,998,528
CSL, Ltd.	46,527	5,142,062
CSR, Ltd.	218,281	812,668
Dexus REIT	100,098	763,344
Domain Holdings Australia, Ltd. (b)	14,784	39,662
Fairfax Media, Ltd. (a)	147,813	90,177
Fortescue Metals Group, Ltd.	156,428	597,069
Goodman Group REIT	144,503	951,654
GPT Group REIT	160,961	643,327
GWA Group, Ltd.	200,271	446,430
Harvey Norman Holdings, Ltd. (a)	53,427	174,256
Healthscope, Ltd.	189,087	310,578
Iluka Resources, Ltd.	48,316	384,328
Incitec Pivot, Ltd.	152,905	466,419
Infigen Energy (a) (b)	143,293	77,333
Ingenia Communities Group	133,966	289,197
Insurance Australia Group, Ltd.	388,525	2,200,126
LendLease Group	152,662	1,952,265
Macquarie Group, Ltd.	41,108	3,203,366
Medibank Pvt, Ltd.	251,305	646,676
Mirvac Group REIT	164,477	302,317
National Australia Bank, Ltd.	223,986	5,180,388
Newcrest Mining, Ltd.	79,466	1,418,362
Oil Search, Ltd.	106,714	650,203
Orica, Ltd.	27,872	394,581
Origin Energy, Ltd. (b)	205,442	1,513,667
Orora, Ltd.	172,116	456,364
OZ Minerals, Ltd.	43,761	313,525
Perpetual, Ltd.	27,654	1,045,790
QBE Insurance Group, Ltd.	123,334	1,030,254
Ramsay Health Care, Ltd.	11,799	647,109
REA Group, Ltd.	4,773	286,150
Santos, Ltd. (b)	229,008	976,196
Scentre Group REIT	477,017	1,563,284

SEEK, Ltd.	32,330	480,704
Sonic Healthcare, Ltd.	55,147	986,026
South32, Ltd. (d)	166,561	456,827
South32, Ltd. (d)	288,691	788,041
Stockland REIT (a)	226,966	795,296
Suncorp Group, Ltd.	117,405	1,272,741
Sydney Airport	101,314	558,661
Tabcorp Holdings, Ltd.	283,978	1,239,394
Telstra Corp., Ltd.	395,778	1,123,695
TPG Telecom, Ltd. (a)	21,802	112,034
Transurban Group	208,538	2,027,433
Treasury Wine Estates, Ltd.	114,268	1,426,421
Vicinity Centres REIT	298,133	634,262
Wesfarmers, Ltd.	107,921	3,749,511
Westfield Corp. REIT	184,250	1,367,615
Westpac Banking Corp.	291,543	7,148,752
Woodside Petroleum, Ltd.	84,411	2,184,010
Woolworths Group, Ltd.	148,407	3,168,890
WorleyParsons, Ltd. (b)	49,147	551,619

		110,322,281

AUSTRIA — 0.3%
ams AG (b)	5,579	506,375
ANDRITZ AG	3,263	184,489
Erste Group Bank AG (b)	32,205	1,396,244
OMV AG	31,974	2,028,375
Raiffeisen Bank International AG (b)	12,082	438,144
Voestalpine AG	28,467	1,703,861

		6,257,488

BELGIUM — 1.1%
Ackermans & van Haaren NV	2,048	356,959
Aedifica SA	6,551	619,246
Ageas	42,135	2,060,005
Anheuser-Busch InBev SA	88,574	9,905,277
Bekaert SA	8,927	390,674
Colruyt SA	5,687	296,103
Galapagos NV (b)	3,903	370,157
Gimv NV	1,740	105,556
Groupe Bruxelles Lambert SA	7,365	795,862
KBC Group NV	30,832	2,632,711
Proximus SADP (a)	12,988	426,550
Solvay SA	6,762	941,086
UCB SA	21,305	1,693,086
Umicore SA	17,969	851,328

		21,444,600

CANADA — 8.1%
AGF Management, Ltd. Class B	60,471	394,790
Agnico Eagle Mines, Ltd.	20,773	962,261
Agrium, Inc.	22,224	2,564,465
Air Canada (b)	23,992	495,561
Alamos Gold, Inc. Class A	34,884	228,022
Algonquin Power & Utilities Corp. (a)	24,274	272,391
Alimentation Couche-Tard, Inc. Class B (a)	38,270	2,003,375
AltaGas, Ltd. (a)	13,275	303,229
ARC Resources, Ltd. (a)	33,873	398,760
Atco, Ltd. Class I	6,762	242,859
Athabasca Oil Corp. (b)	31,144	26,596

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Avigilon Corp. (a) (b)	6,218	$104,663
B2Gold Corp. (b)	100,966	312,661
Badger Daylighting, Ltd. (a)	5,965	129,398
Bank of Montreal	54,842	4,402,855
Bank of Nova Scotia (a)	108,800	7,044,061
Barrick Gold Corp.	109,574	1,589,892
BCE, Inc.	24,902	1,200,034
BlackBerry, Ltd. (b)	58,710	657,878
Bombardier, Inc. Class B (b)	218,155	527,563
Brookfield Asset Management, Inc. Class A	95,780	4,182,993
CAE, Inc.	26,169	487,686
Cameco Corp. (a)	60,655	562,037
Canadian Imperial Bank of Commerce (a)	40,326	3,943,931
Canadian National Railway Co.	72,858	6,027,161
Canadian Natural Resources, Ltd. (a)	118,618	4,252,620
Canadian Pacific Railway, Ltd.	18,078	3,313,615
Canadian Solar, Inc. (a) (b)	4,142	69,834
Canadian Tire Corp., Ltd. Class A	7,638	999,137
Canadian Utilities, Ltd. Class A	10,629	317,356
Canadian Western Bank (a)	40,289	1,262,096
CCL Industries, Inc. Class B (a)	10,973	508,649
Cenovus Energy, Inc. (a)	69,879	640,258
CES Energy Solutions Corp.	28,467	148,361
CGI Group, Inc. Class A (b)	38,579	2,102,993
CI Financial Corp. (a)	21,918	520,770
Cineplex, Inc. (a)	5,687	169,437
Constellation Software, Inc.	1,811	1,101,415
Crescent Point Energy Corp. (a)	64,613	494,028
CT Real Estate Investment Trust	26,456	306,167
Detour Gold Corp. (b)	17,501	206,445
Dollarama, Inc.	10,308	1,292,048
ECN Capital Corp. (a)	29,240	91,714
Eldorado Gold Corp.	57,624	83,703
Element Fleet Management Corp. (a)	34,990	265,298
Emera, Inc.	13,293	498,428
Empire Co., Ltd. Class A	14,615	285,663
Enbridge Income Fund Holdings, Inc. (a)	8,821	209,868
Enbridge, Inc.	144,378	5,664,729
Encana Corp.	85,691	1,146,924
Enerplus Corp.	14,217	139,679
Exchange Income Corp. (a)	13,005	369,925
Fairfax Financial Holdings, Ltd.	3,484	1,861,192
Finning International, Inc.	12,675	320,883
Firm Capital Mortgage Investment Corp.	52,830	549,403
First Capital Realty, Inc.	12,203	201,801
First Majestic Silver Corp. (a) (b)	24,935	168,761
First Quantum Minerals, Ltd	60,747	853,789
Fortis, Inc. (a)	36,785	1,353,730
Franco-Nevada Corp.	15,462	1,239,724
George Weston, Ltd. (a)	4,199	365,827
Gildan Activewear, Inc.	21,068	682,846
Goldcorp, Inc. (a)	85,217	1,090,250
Gran Tierra Energy, Inc. (b)	45,373	123,486
Great-West Lifeco, Inc.	27,571	772,371
H&R Real Estate Investment Trust	12,203	208,034
Home Capital Group, Inc. (a)	6,210	85,794

Husky Energy, Inc. (b)	54,272	768,848
Hydro One, Ltd. (e)	15,099	269,937
IAMGOLD Corp. (b)	76,700	448,710
Imperial Oil, Ltd. (a)	22,474	703,663
Industrial Alliance Insurance & Financial Services, Inc.	9,206	439,525
Innergex Renewable Energy, Inc. (a)	45,899	527,512
Intact Financial Corp.	12,789	1,071,645
Inter Pipeline, Ltd. (a)	30,547	634,613
International Petroleum Corp. (b)	6,781	29,650
K-Bro Linen, Inc.	12,675	417,998
Keyera Corp. (a)	15,648	442,358
Kinross Gold Corp. (b)	99,654	431,082
Linamar Corp.	4,500	262,935
Loblaw Cos., Ltd. (a)	21,075	1,147,481
Lundin Mining Corp. (a)	67,059	447,435
Magna International, Inc.	35,637	2,026,242
Manulife Financial Corp.	188,787	3,950,672
Maxar Technologies, Ltd. (a)	4,142	267,505
Methanex Corp. (a)	7,646	464,759
Metro, Inc.	22,271	715,438
National Bank of Canada	34,032	1,703,569
New Gold, Inc. (b)	54,293	178,962
Obsidian Energy, Ltd. (b)	46,315	57,665
Onex Corp.	7,405	544,848
Open Text Corp.	19,840	707,966
Pan American Silver Corp.	13,569	212,044
Parex Resources, Inc. (b)	33,063	479,208
Pembina Pipeline Corp.	35,730	1,297,795
Pengrowth Energy Corp. (a) (b)	41,750	33,321
Peyto Exploration & Development Corp. (a)	12,078	144,884
Potash Corp. of Saskatchewan, Inc.	94,343	1,941,149
Power Corp. of Canada (a)	33,873	875,110
Power Financial Corp.	28,200	777,388
PrairieSky Royalty, Ltd. (a)	18,656	477,362
Precision Drilling Corp. (b)	28,121	85,511
Pure Industrial Real Estate Trust	76,395	412,781
Quebecor, Inc. Class B	15,008	283,882
Restaurant Brands International, Inc.	20,742	1,279,169
RioCan Real Estate Investment Trust	14,181	275,709
Ritchie Bros Auctioneers, Inc. (a)	9,723	292,090
Rogers Communications, Inc. Class B	51,244	2,619,560
Royal Bank of Canada	128,652	10,540,028
Russel Metals, Inc.	5,366	124,926
Saputo, Inc.	23,801	858,238
Secure Energy Services, Inc. (a)	17,427	121,841
SEMAFO, Inc. (b)	41,857	119,262
Seven Generations Energy, Ltd. Class A (b)	15,799	224,196
Shaw Communications, Inc. Class B (a)	74,073	1,696,121
Sherritt International Corp. (a) (b)	69,254	95,069
Shopify, Inc. Class A (b)	5,272	534,837
SNC-Lavalin Group, Inc. (a)	18,067	822,636
Stantec, Inc. (a)	7,040	197,555
Stars Group, Inc. (b)	16,860	393,595
Sun Life Financial, Inc.	70,217	2,907,425
Suncor Energy, Inc.	174,813	6,438,900
Teck Resources, Ltd. Class B	53,363	1,399,930

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

TELUS Corp.	42,707	$1,623,135
TMX Group, Ltd.	4,457	250,569
Toromont Industries, Ltd.	7,040	309,593
Toronto-Dominion Bank	178,745	10,506,859
Tourmaline Oil Corp. (b)	11,545	209,901
TransCanada Corp. (a)	80,557	3,933,499
Trinidad Drilling, Ltd. (a) (b)	20,702	28,088
Turquoise Hill Resources, Ltd. (b)	86,507	296,193
Vermilion Energy, Inc. (a)	10,119	368,918
Waste Connections, Inc.	23,371	1,663,082
West Fraser Timber Co., Ltd.	3,778	233,896
Wheaton Precious Metals Corp.	36,225	803,458
Whitecap Resources, Inc. (a)	32,775	234,116
Yamana Gold, Inc. (a)	106,175	332,181
Yellow Pages, Ltd. (a) (b)	10,302	69,149

		152,889,350

CHILE — 0.0% (f)
Antofagasta PLC	31,198	424,141

CHINA — 0.1%
APT Satellite Holdings, Ltd.	308,000	134,353
China Everbright Water, Ltd.	210,615	68,555
Chong Hing Bank, Ltd.	1,385	2,973
ENN Energy Holdings, Ltd.	38,000	271,002
Fosun International, Ltd. (a)	188,500	417,640
HC International, Inc.	126,000	92,357
Sino Grandness Food Industry Group, Ltd. (a) (b)	657,845	97,958

		1,084,838

DENMARK — 1.4%
AP Moeller — Maersk A/S Class A	291	486,220
AP Moeller — Maersk A/S Class B	583	1,019,244
Carlsberg A/S Class B	9,439	1,134,129
Chr Hansen Holding A/S	8,825	828,358
Coloplast A/S Class B	7,923	630,605
Danske Bank A/S	91,009	3,546,186
DSV A/S	15,977	1,259,009
FLSmidth & Co. A/S	16,690	972,534
Genmab A/S (b)	4,960	823,147
GN Store Nord A/S	13,034	421,476
ISS A/S	16,303	631,832
Jyske Bank A/S	4,367	248,762
Novo Nordisk A/S Class B	178,066	9,606,328
Novozymes A/S Class B	19,857	1,135,299
Orsted A/S (e)	18,349	1,002,323
Pandora A/S (a)	11,195	1,219,635
SimCorp A/S	3,595	204,844
TDC A/S	23,728	145,918
Vestas Wind Systems A/S	24,570	1,699,183

		27,015,032

FINLAND — 0.8%
Amer Sports Oyj (b)	12,202	338,318
Caverion Oyj (a) (b)	23,757	168,026
Elisa Oyj	13,884	545,505
Fortum Oyj	40,826	808,894
Kemira Oyj	8,989	124,131
Kesko Oyj Class B	6,827	370,953
Kone Oyj Class B	34,875	1,875,293

Konecranes Oyj	6,248	286,449
Metso Oyj	11,500	393,148
Neste Oyj	11,520	738,002
Nokia Oyj	552,895	2,585,290
Nokian Renkaat Oyj	10,118	459,259
Orion Oyj Class B	9,153	341,598
Sampo Oyj Class A	43,213	2,376,570
Sanoma Oyj	7,194	93,901
Stockmann Oyj Abp Class B (b)	3,234	16,901
Stora Enso Oyj Class R	51,022	809,953
Tikkurila Oyj	3,250	69,505
UPM-Kymmene Oyj	47,712	1,484,451
Valmet Oyj	11,939	235,690
Wartsila Oyj Abp	13,620	860,268
YIT Oyj	11,348	86,802

		15,068,907

FRANCE — 8.0%
Accor SA	32,048	1,654,780
Aeroports de Paris	2,932	558,038
Air Liquide SA	36,144	4,559,351
Airbus SE	56,803	5,661,352
Albioma SA	28,954	731,518
Alstom SA	28,539	1,185,901
Arkema SA	3,907	476,424
Atos SE	7,454	1,086,175
AXA SA	176,204	5,233,575
BNP Paribas SA	99,485	7,436,485
Bollore SA (a) (b) (d)	282	1,541
Bollore SA (d)	47,443	257,958
Bourbon Corp. (a)	35,159	295,533
Bouygues SA	29,350	1,526,395
Bureau Veritas SA	20,192	552,579
Capgemini SE	14,224	1,689,059
Carrefour SA	82,689	1,791,245
Casino Guichard Perrachon SA	12,681	769,895
CGG SA (a) (b)	3,850	17,568
Christian Dior SE	222	81,186
Cie de Saint-Gobain	59,570	3,289,026
Cie Generale des Etablissements Michelin	16,990	2,439,011
Cie Plastic Omnium SA	6,518	296,597
Credit Agricole SA	108,480	1,797,627
Danone SA	56,324	4,730,989
Dassault Systemes SE	9,158	974,218
Edenred	33,504	972,800
Eiffage SA	4,776	523,837
Electricite de France SA	37,681	471,477
Elis SA	16,591	458,516
Engie SA	147,543	2,539,727
Essilor International Cie Generale d’Optique SA	18,337	2,531,092
Eutelsat Communications SA	7,738	179,285
Faurecia	5,037	393,934
Fnac Darty SA (b) (d)	2,248	271,829
Fnac Darty SA (b) (d)	1,233	149,302
Fonciere Des Regions REIT	4,729	536,513
Gecina SA REIT	3,845	710,568
Getlink SE	36,840	474,226
Hermes International	3,256	1,744,751

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Iliad SA	2,043	$490,034
Ingenico Group SA	4,688	501,069
Ipsen SA	3,220	384,995
Kering	6,821	3,218,929
Klepierre SA REIT	17,191	756,874
L’Oreal SA	22,733	5,048,726
Lagardere SCA	28,141	903,253
Legrand SA	24,690	1,903,090
LVMH Moet Hennessy Louis Vuitton SE	24,337	7,171,539
Natixis SA	42,344	335,385
Nexans SA	8,842	542,659
Orange SA	188,815	3,281,904
Orpea	4,153	490,215
Pernod Ricard SA	18,945	3,001,752
Peugeot SA	54,537	1,110,350
Publicis Groupe SA	30,513	2,075,657
Renault SA	23,110	2,328,544
Rexel SA	26,719	485,113
Rubis SCA	7,944	562,619
Safran SA	30,899	3,187,564
Sanofi	108,801	9,387,078
Schneider Electric SE (b) (d)	52,286	4,448,948
Schneider Electric SE (b) (d)	2,000	170,634
SCOR SE	16,560	667,051
SEB SA	2,382	441,774
Societe BIC SA	2,428	267,239
Societe Generale SA	75,266	3,890,834
Sodexo SA	9,150	1,231,129
Suez	35,235	620,479
Technicolor SA	42,905	147,863
Teleperformance	5,254	753,611
Television Francaise 1	10,709	157,977
Thales SA	9,187	991,534
TOTAL SA	224,595	12,418,047
Ubisoft Entertainment SA (b)	14,314	1,102,455
Unibail-Rodamco SE REIT	8,835	2,227,905
Valeo SA	34,711	2,595,474
Vallourec SA (a) (b)	45,024	272,216
Veolia Environnement SA	77,585	1,982,066
Vinci SA	42,575	4,353,214
Vivendi SA	114,142	3,072,924
Wendel SA	2,630	456,030
Zodiac Aerospace	10,948	327,739

		150,816,375

GERMANY — 7.8%
Aareal Bank AG	4,502	203,968
adidas AG	18,624	3,738,093
Allianz SE	40,881	9,400,718
Aurubis AG	2,615	243,608
Axel Springer SE	5,608	438,591
BASF SE	82,102	9,044,472
Bayer AG	75,483	9,426,560
Bayerische Motoren Werke AG	28,490	2,970,524
Bayerische Motoren Werke AG Preference Shares	4,969	445,360
Bechtle AG	2,408	201,019
Beiersdorf AG	9,126	1,072,837
Bilfinger SE	12,123	575,960

Brenntag AG	14,163	897,456
CECONOMY AG	14,788	223,832
Commerzbank AG (b)	83,275	1,250,458
Continental AG	10,021	2,708,076
Covestro AG (e)	7,634	788,629
CTS Eventim AG & Co. KGaA	4,226	197,021
Daimler AG	88,839	7,552,795
Delivery Hero AG (b) (e)	5,660	224,285
Deutsche Bank AG	184,248	3,512,265
Deutsche Boerse AG	21,078	2,450,053
Deutsche EuroShop AG	5,677	231,469
Deutsche Lufthansa AG	16,277	600,435
Deutsche Post AG	107,793	5,145,155
Deutsche Telekom AG	305,447	5,426,522
Deutsche Wohnen SE	30,696	1,343,907
DMG Mori AG	6,509	359,693
Drillisch AG	3,888	321,347
Duerr AG	2,142	274,059
E.ON SE	183,770	1,999,500
Evonik Industries AG	11,013	414,850
Evotec AG (a) (b)	10,619	172,143
Fielmann AG	2,304	203,404
Fraport AG Frankfurt Airport Services
Worldwide	4,732	521,966
Freenet AG	11,786	436,184
Fresenius Medical Care AG & Co. KGaA	19,593	2,065,225
Fresenius SE & Co. KGaA	36,107	2,821,259
Fuchs Petrolub SE Preference Shares	6,286	334,009
GEA Group AG	16,023	769,809
Gerresheimer AG	3,845	319,132
Grand City Properties SA	9,448	222,932
GRENKE AG	2,306	219,198
Hamborner REIT AG	42,397	503,910
Hannover Rueck SE	5,423	683,102
HeidelbergCement AG	12,967	1,405,263
Hella GmbH & Co. KGaA	3,918	242,623
Henkel AG & Co. KGaA	11,320	1,359,306
Henkel AG & Co. KGaA Preference Shares	18,014	2,387,005
HOCHTIEF AG	1,484	263,021
HUGO BOSS AG	5,929	505,061
Infineon Technologies AG	102,889	2,821,244
Innogy SE (e)	12,389	486,097
Jungheinrich AG Preference Shares	4,226	199,659
KION Group AG	6,903	596,651
Krones AG	1,411	194,001
KS AG	19,211	478,788
Lanxess AG	8,334	663,395
LEG Immobilien AG	5,335	610,453
Leoni AG	2,938	220,109
Linde AG (b)	16,656	3,893,103
MAN SE	8,564	981,061
Merck KGaA	18,940	2,041,198
METRO AG (b)	14,788	295,661
MorphoSys AG (b)	2,029	186,581
MTU Aero Engines AG	4,688	841,025
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,381	2,904,274

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Norma Group SE	4,466	$300,154
OSRAM Licht AG	7,159	644,138
Porsche Automobil Holding SE Preference Shares	15,940	1,335,642
ProSiebenSat.1 Media SE	20,188	695,860
Puma SE	239	104,178
Rational AG	295	190,296
Rheinmetall AG	3,880	493,166
RWE AG (b)	48,983	999,920
Salzgitter AG	9,237	527,914
SAP SE	88,912	9,977,241
Sartorius AG Preference Shares	4,191	400,289
Schaeffler AG Preference Shares	14,823	263,165
Scout24 AG (e)	6,528	266,912
Siemens AG	75,919	10,588,647
Siltronic AG (b)	1,817	264,659
Software AG	4,526	254,676
STADA Arzneimittel AG	6,818	722,344
Symrise AG	11,197	962,957
TAG Immobilien AG	13,040	248,030
Telefonica Deutschland Holding AG	46,205	232,252
ThyssenKrupp AG	47,075	1,368,818
TUI AG	43,301	902,061
Uniper SE.	18,366	573,401
United Internet AG	11,225	772,885
Volkswagen AG	3,530	715,090
Volkswagen AG Preference Shares	16,298	3,257,533
Vonovia SE	40,312	2,003,552
Wacker Chemie AG	1,409	274,431
Wirecard AG	12,207	1,364,236
Zalando SE (b) (e)	10,099	534,977

		147,770,793

HONG KONG — 2.9%
AIA Group, Ltd.	1,127,000	9,608,759
ASM Pacific Technology, Ltd.	25,900	360,804
Bank of East Asia, Ltd.	121,755	527,216
BOC Hong Kong Holdings, Ltd.	315,500	1,598,224
China Water Industry Group, Ltd. (a) (b)	1,384,000	299,203
CK Asset Holdings, Ltd.	291,348	2,545,517
CK Hutchison Holdings, Ltd.	291,348	3,656,152
CK Infrastructure Holdings, Ltd.	26,000	223,338
CLP Holdings, Ltd.	159,000	1,626,143
Dah Sing Banking Group, Ltd.	248,525	539,187
Dah Sing Financial Holdings, Ltd.	124,485	797,011
Dairy Farm International Holdings, Ltd.	28,500	224,010
Esprit Holdings, Ltd. (a) (b)	324,619	173,578
Galaxy Entertainment Group, Ltd.	269,000	2,157,561
Hang Lung Group, Ltd.	285,000	1,048,156
Hang Lung Properties, Ltd.	236,000	576,619
Hang Seng Bank, Ltd.	63,400	1,573,382
Henderson Land Development Co., Ltd.	63,405	417,709
HK Electric Investments & HK Electric Investments, Ltd. (a) (e)	180,500	165,092
HKT Trust & HKT, Ltd.	268,900	342,605
Hong Kong & China Gas Co., Ltd.	806,506	1,580,555
Hong Kong Exchanges & Clearing, Ltd.	115,762	3,551,063

Hongkong Land Holdings, Ltd.	205,600	1,447,424
Hopewell Highway Infrastructure, Ltd.	6,975	4,443
Hysan Development Co., Ltd.	26,841	142,320
Jardine Matheson Holdings, Ltd.	27,705	1,683,079
Jardine Strategic Holdings, Ltd.	23,100	914,298
Kerry Properties, Ltd.	29,000	130,397
Li & Fung, Ltd.	708,000	388,538
Link REIT	269,351	2,496,320
Melco International Development, Ltd.	34,000	100,035
Melco Resorts & Entertainment, Ltd. ADR	13,295	386,087
MTR Corp., Ltd.	141,679	830,069
New World Development Co., Ltd.	552,411	829,609
Noble Group, Ltd. (a) (b)	36,140	5,409
NWS Holdings, Ltd.	72,000	129,866
Pacific Basin Shipping, Ltd. (b)	2,356,000	509,337
PCCW, Ltd.	338,000	196,298
Power Assets Holdings, Ltd.	137,000	1,155,789
Sands China, Ltd.	234,800	1,211,950
Shangri-La Asia, Ltd.	60,000	136,160
Sino Land Co., Ltd.	663,938	1,175,457
SJM Holdings, Ltd.	57,000	51,041
Sun Hung Kai Properties, Ltd.	156,509	2,610,719
Sundart Holdings, Ltd.	82,000	52,448
Swire Pacific, Ltd. Class A	25,500	236,005
Swire Properties, Ltd.	107,000	344,927
Techtronic Industries Co., Ltd.	135,000	879,875
VTech Holdings, Ltd.	21,900	286,871
Wharf Holdings, Ltd.	242,000	835,838
Wharf Real Estate Investment Co., Ltd. (b)	133,000	884,704
Wheelock & Co., Ltd.	34,000	242,693
Yue Yuen Industrial Holdings, Ltd.	34,000	133,524

		54,023,414

IRELAND — 0.6%
Bank of Ireland Group PLC (b)	82,061	699,133
C&C Group PLC	36,417	124,629
CRH PLC	72,905	2,622,391
Experian PLC	100,838	2,231,644
Glanbia PLC	11,204	200,461
Green REIT PLC	60,045	112,119
Greencore Group PLC	73,499	228,381
Irish Bank Resolution Corp., Ltd. (b) (c)	5,635	—
James Hardie Industries PLC	38,000	672,305
Kerry Group PLC Class A	13,863	1,556,466
Kingspan Group PLC	12,972	567,073
Paddy Power Betfair PLC	7,636	909,595
Ryanair Holdings PLC ADR (b)	11,226	1,169,637
Smurfit Kappa Group PLC	17,431	590,049
UDG Healthcare PLC	22,194	253,694

		11,937,577

ISRAEL — 0.5%
Bank Hapoalim BM	97,862	721,354
Bank Leumi Le-Israel BM	132,374	799,586
Bezeq The Israeli Telecommunication Corp., Ltd.	192,596	291,808

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Check Point Software Technologies, Ltd. (b)	13,073	$1,354,624
Israel Chemicals, Ltd.	39,930	162,175
Mazor Robotics, Ltd. (b)	14,164	385,265
Nice, Ltd.	5,652	512,020
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	14,611	776,919
Reit 1, Ltd.	136,919	595,926
Shufersal, Ltd.	210,625	1,401,477
Strauss Group, Ltd.	60,168	1,292,217
Teva Pharmaceutical Industries, Ltd. ADR (a)	97,373	1,845,218

		10,138,589

ITALY — 1.9%
A2A SpA	132,640	245,601
Assicurazioni Generali SpA	124,816	2,278,162
Atlantia SpA	36,996	1,169,261
Azimut Holding SpA	8,895	170,577
Banca Generali SpA	6,527	217,416
Banca IFIS SpA	17,450	854,293
Banca Monte dei Paschi di Siena SpA (a) (b)	2,368	11,129
Banca Popolare di Sondrio SCPA	66,371	242,602
Banco BPM SpA (a) (b)	91,035	286,405
BI Esse SpA	944	47,949
BPER Banca (a)	48,166	243,497
Brembo SpA	40,042	609,204
Cairo Communication SpA (a)	46,007	204,960
Credito Valtellinese SpA (a) (b)	13,663	19,901
Davide Campari-Milano SpA	43,288	335,013
Enel SpA	643,537	3,964,255
Eni SpA	237,267	3,931,762
Esprinet SpA (a)	36,228	179,057
Falck Renewables SpA	10,649	27,748
Ferrari NV	11,944	1,254,239
Immobiliare Grande Distribuzione SIIQ SpA	353,074	408,708
Interpump Group SpA	17,836	561,566
Intesa Sanpaolo SpA	1,225,220	4,075,347
Iren SpA	269,744	809,772
Italgas SpA	29,254	178,803
Leonardo SpA	70,177	835,944
Luxottica Group SpA	12,724	781,520
Mediaset SpA (a) (b)	65,209	252,919
Mediobanca SpA	37,886	430,369
Moncler SpA	14,448	452,466
Prada SpA	34,900	126,344
Prysmian SpA	16,310	532,518
Recordati SpA	14,166	630,410
Reply SpA	12,370	685,804
Saipem SpA (b)	89,154	407,456
Salvatore Ferragamo SpA (a)	6,147	163,496
Snam SpA	194,883	954,783
Societa Cattolica di Assicurazioni SC	45,317	492,471
Sogefi SpA (b)	34,629	166,746
Telecom Italia SpA/Milano (b)	1,303,757	1,127,980
Telecom Italia SpA/Milano Savings Shares (d)	549,883	393,539
Terna Rete Elettrica Nazionale SpA	127,771	743,202

UniCredit SpA (b)	177,192	3,314,991
Unione di Banche Italiane SpA (a)	92,711	405,900
Unipol Gruppo SpA	32,855	154,258
UnipolSai Assicurazioni SpA	83,449	195,100
Yoox Net-A-Porter Group SpA (a) (b)	6,517	227,882
Zignago Vetro SpA	35,538	347,367

		36,150,692

JAPAN — 22.8%
Acom Co., Ltd. (a) (b)	54,000	227,696
Activia Properties, Inc. REIT	20	83,799
Advance Residence Investment Corp.	38	93,474
Advantest Corp.	54,000	1,002,344
Aeon Co., Ltd.	119,020	2,010,080
AEON Financial Service Co., Ltd.	3,500	81,527
AEON REIT Investment Corp.	58	61,012
Air Water, Inc.	23,400	493,965
Aisin Seiki Co., Ltd.	24,100	1,354,221
Ajinomoto Co., Inc.	54,600	1,028,021
Akita Bank, Ltd.	16,555	457,044
Alconix Corp.	7,800	164,170
Alfresa Holdings Corp.	25,200	592,138
Alps Electric Co., Ltd.	24,200	691,735
Amada Holdings Co., Ltd.	31,400	427,586
ANA Holdings, Inc.	10,100	421,932
Aomori Bank, Ltd.	1,010	32,098
Aoyama Trading Co., Ltd. (a)	2,100	78,482
Aozora Bank, Ltd.	5,100	198,522
Asahi Glass Co., Ltd.	23,400	1,013,688
Asahi Group Holdings, Ltd.	64,236	3,187,565
Asahi Intecc Co., Ltd.	6,400	220,435
Asahi Kasei Corp.	116,350	1,501,240
Asics Corp. (a)	24,600	392,202
Astellas Pharma, Inc.	268,500	3,425,073
Atom Corp. (a)	92,300	766,913
Awa Bank, Ltd.	11,550	73,719
Azbil Corp.	3,800	164,953
Bandai Namco Holdings, Inc.	25,600	837,426
Bank of Iwate, Ltd.	26,155	1,042,485
Bank of Kyoto, Ltd.	3,200	166,747
Bank of Okinawa, Ltd.	29,700	1,210,146
Benesse Holdings, Inc.	4,100	144,674
Bridgestone Corp.	62,065	2,885,899
Brother Industries, Ltd.	24,400	602,148
Calbee, Inc. (a)	3,700	120,377
Can Do Co., Ltd.	5,300	85,063
Canon, Inc.	118,816	4,429,891
Casio Computer Co., Ltd.	63,500	913,746
Central Japan Railway Co.	24,500	4,388,904
Chiba Bank, Ltd.	66,550	554,140
Chubu Electric Power Co., Inc.	57,365	713,180
Chugai Pharmaceutical Co., Ltd.	31,880	1,632,913
Chugoku Bank, Ltd.	23,400	313,039
Chugoku Electric Power Co., Inc.	23,900	256,928
Coca-Cola Bottlers Japan, Inc.	23,000	840,169
COLOPL, Inc. (a)	2,000	21,731
Colowide Co., Ltd. (a)	2,400	48,533
COMSYS Holdings Corp.	9,500	275,344
Concordia Financial Group, Ltd.	116,500	703,240
COOKPAD, Inc. (a)	24,100	129,860

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Credit Saison Co., Ltd.	57,400	$1,044,563
CyberAgent, Inc.	5,800	226,542
Dai Nippon Printing Co., Ltd.	26,300	586,701
Dai-ichi Life Holdings, Inc.	114,300	2,358,040
Daicel Corp.	27,300	310,684
Daifuku Co., Ltd.	10,600	577,754
Daiichi Sankyo Co., Ltd.	89,265	2,327,309
Daiken Medical Co., Ltd.	29,000	199,254
Daikin Industries, Ltd.	33,610	3,978,601
Daishi Bank, Ltd.	1,517	69,083
Daito Trust Construction Co., Ltd.	6,755	1,377,684
Daiwa House Industry Co., Ltd.	61,000	2,343,071
Daiwa House REIT Investment Corp.	51	121,196
Daiwa Securities Group, Inc.	265,550	1,666,376
DeNA Co., Ltd.	24,000	494,913
Denka Co., Ltd.	7,000	280,559
Denso Corp.	53,310	3,200,493
Dentsu, Inc.	25,200	1,068,176
DIC Corp.	5,300	200,426
Disco Corp.	2,500	556,369
Don Quijote Holdings Co., Ltd.	7,400	386,915
Dowa Holdings Co., Ltd.	4,400	179,672
East Japan Railway Co.	32,600	3,181,864
Ebara Corp.	3,800	144,882
Eighteenth Bank, Ltd.	8,251	21,241
Eisai Co., Ltd.	29,851	1,700,169
Electric Power Development Co., Ltd.	5,500	148,180
euglena Co., Ltd. (a) (b)	5,000	46,782
Ezaki Glico Co., Ltd.	2,700	134,700
F@N Communications, Inc.	5,200	41,452
FamilyMart UNY Holdings Co., Ltd.	3,800	266,489
FANUC Corp.	18,155	4,361,068
Fast Retailing Co., Ltd.	5,600	2,232,543
Feed One Co., Ltd.	446,400	1,050,120
Financial Products Group Co., Ltd.	28,400	345,136
Foster Electric Co., Ltd.	31,400	779,913
Frontier Real Estate Investment Corp.	20	77,763
Fuji Electric Co., Ltd.	27,000	203,489
FUJIFILM Holdings Corp.	59,510	2,432,699
Fujitsu, Ltd.	258,513	1,842,063
Fukuoka Corp. REIT	10	14,931
Fukuoka Financial Group, Inc.	297,550	1,671,985
Furukawa Electric Co., Ltd.	26,655	1,315,595
GLP J — REIT	311	336,537
GMO internet, Inc. (a)	3,500	59,561
GS Yuasa Corp.	17,000	84,660
GungHo Online Entertainment, Inc. (a)	31,900	87,785
Gunma Bank, Ltd.	35,200	213,106
Gurunavi, Inc.	5,200	61,763
Hachijuni Bank, Ltd.	51,900	298,085
Hakuhodo DY Holdings, Inc.	27,800	361,042
Hamamatsu Photonics KK	24,200	814,186
Hankyu Hanshin Holdings, Inc.	28,900	1,162,157
Hankyu REIT, Inc.	334	386,331
Haseko Corp.	28,200	438,333
Heiwa Real Estate REIT, Inc.	875	727,031
Hikari Tsushin, Inc.	1,400	201,332
Hino Motors, Ltd.	24,900	322,716
Hirose Electric Co., Ltd.	2,800	409,374

Hiroshima Bank, Ltd.	15,500	134,980
Hisamitsu Pharmaceutical Co., Inc.	3,300	200,080
Hitachi Chemical Co., Ltd.	4,800	123,313
Hitachi Construction Machinery Co., Ltd.	5,200	189,028
Hitachi High-Technologies Corp.	3,700	156,014
Hitachi Metals, Ltd.	26,900	386,367
Hitachi, Ltd.	557,475	4,344,494
Hokkoku Bank, Ltd.	16,555	659,114
Honda Motor Co., Ltd.	174,875	5,995,271
Hoshizaki Corp.	2,000	177,364
Hoya Corp.	32,006	1,599,021
Hulic Co., Ltd.	30,400	341,646
Hyakugo Bank, Ltd.	23,750	113,216
Ibiden Co., Ltd. (a)	30,200	452,263
Ichigo Office REIT Investment	1,185	813,142
Idemitsu Kosan Co., Ltd.	12,000	482,024
IHI Corp.	12,900	429,427
Iida Group Holdings Co., Ltd.	5,000	94,319
Industrial & Infrastructure Fund Investment Corp. REIT	40	171,860
Infomart Corp.	56,000	334,558
Inpex Corp.	92,700	1,159,470
Intage Holdings, Inc.	52,800	686,658
Iriso Electronics Co., Ltd.	4,400	262,867
Isetan Mitsukoshi Holdings, Ltd.	32,700	405,521
Isuzu Motors, Ltd.	122,700	2,055,348
ITOCHU Corp.	214,350	4,001,581
Iwatani Corp.	2,800	90,226
Iyo Bank, Ltd.	29,100	233,265
J Front Retailing Co., Ltd.	23,800	448,534
Jafco Co., Ltd.	2,100	121,731
Japan Airlines Co., Ltd.	4,000	156,520
Japan Airport Terminal Co., Ltd.	4,800	178,109
Japan Excellent, Inc.	240	279,308
Japan Exchange Group, Inc.	58,800	1,023,585
Japan Hotel REIT Investment Corp.	312	209,385
Japan Logistics Fund, Inc.	37	68,252
Japan Post Bank Co., Ltd.	32,600	424,538
Japan Post Holdings Co., Ltd.	36,400	417,477
Japan Prime Realty Investment Corp. REIT	29	92,162
Japan Real Estate Investment Corp. REIT	74	351,443
Japan Retail Fund Investment Corp. REIT	282	517,188
Japan Tissue Engineering Co., Ltd. (a) (b)	2,200	23,943
Japan Tobacco, Inc.	96,200	3,100,774
JFE Holdings, Inc.	59,510	1,429,508
JGC Corp.	25,100	485,512
JSR Corp.	54,900	1,080,943
JTEKT Corp.	26,100	448,554
JXTG Holdings, Inc.	320,900	2,070,966
Kajima Corp.	100,475	966,843
Kakaku.com, Inc.	27,500	465,047
Kaken Pharmaceutical Co., Ltd.	2,000	103,329
Kansai Electric Power Co., Inc.	114,800	1,406,338
Kansai Paint Co., Ltd.	27,600	717,380
Kao Corp.	54,700	3,699,594

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Kawasaki Heavy Industries, Ltd.	14,000	$491,522
KDDI Corp.	174,300	4,339,320
Keihan Holdings Co., Ltd.	4,800	141,465
Keikyu Corp.	12,000	230,626
Keio Corp.	5,200	228,726
Keisei Electric Railway Co., Ltd.	25,300	813,014
Kenedix Office Investment Corp. REIT	42	238,615
Kenedix, Inc.	29,100	178,242
Kewpie Corp.	5,500	146,716
Keyence Corp.	8,000	4,482,557
Kikkoman Corp.	16,200	655,766
Kintetsu Group Holdings Co., Ltd.	15,910	610,131
Kirin Holdings Co., Ltd.	83,400	2,102,953
Kiyo Bank, Ltd.	62,800	1,045,273
KNT-CT Holdings Co., Ltd. (b)	15,000	241,278
Kobayashi Pharmaceutical Co., Ltd.	2,500	162,450
Kobe Steel, Ltd. (b)	31,399	291,273
Koito Manufacturing Co., Ltd.	12,100	850,706
Komatsu, Ltd.	114,920	4,160,175
Konami Holdings Corp.	4,300	236,662
Konica Minolta, Inc.	95,775	921,617
Kose Corp.	1,400	218,606
Kubota Corp.	145,650	2,856,757
Kuraray Co., Ltd.	31,000	585,051
Kurita Water Industries, Ltd.	30,510	991,270
Kyocera Corp.	30,800	2,015,876
Kyoritsu Maintenance Co., Ltd. (a)	1,200	48,522
Kyoto Kimono Yuzen Co., Ltd. (a)	53,700	370,394
Kyowa Hakko Kirin Co., Ltd.	25,300	489,380
Kyushu Electric Power Co., Inc.	33,500	351,207
Kyushu Financial Group, Inc.	25,100	151,959
Kyushu Railway Co.	7,000	217,177
Lawson, Inc.	1,500	99,734
Leopalace21 Corp.	1,600	12,442
Lion Corp.	25,000	473,813
LIXIL Group Corp.	25,400	687,705
M3, Inc.	24,300	855,300
Mabuchi Motor Co., Ltd.	3,500	189,836
Makita Corp.	26,600	1,118,074
Marubeni Corp.	300,050	2,173,731
Marui Group Co., Ltd.	25,700	470,653
Matsumotokiyoshi Holdings Co., Ltd.	5,000	205,948
Matsuya Co., Ltd.	57,400	790,810
Mazda Motor Corp.	35,000	469,618
McDonald’s Holdings Co. Japan, Ltd. (a)	5,600	246,320
MCUBS MidCity Investment Corp.	1,355	902,131
Mebuki Financial Group, Inc.	82,400	348,911
Medipal Holdings Corp.	61,799	1,210,745
MEIJI Holdings Co., Ltd.	13,800	1,174,807
Meiko Network Japan Co., Ltd.	57,300	679,563
Milbon Co., Ltd.	1,200	40,373
MINEBEA MITSUMI, Inc.	32,700	685,931
MISUMI Group, Inc.	27,600	803,622
Mitsubishi Chemical Holdings Corp.	144,300	1,583,905
Mitsubishi Corp.	176,738	4,884,025
Mitsubishi Electric Corp.	262,750	4,365,172
Mitsubishi Estate Co., Ltd.	121,725	2,117,896
Mitsubishi Gas Chemical Co., Inc.	25,300	726,547

Mitsubishi Heavy Industries, Ltd.	22,310	833,778
Mitsubishi Logistics Corp.	4,500	116,844
Mitsubishi Materials Corp.	5,700	202,903
Mitsubishi Motors Corp.	89,100	643,830
Mitsubishi Tanabe Pharma Corp.	26,300	544,444
Mitsubishi UFJ Financial Group, Inc.	1,220,124	8,950,825
Mitsubishi UFJ Lease & Finance Co., Ltd.	53,200	316,886
Mitsui & Co., Ltd.	209,626	3,409,098
Mitsui Chemicals, Inc.	27,110	872,381
Mitsui Fudosan Co., Ltd.	87,100	1,952,308
Mitsui Mining & Smelting Co., Ltd.	3,200	187,199
Mitsui OSK Lines, Ltd.	14,255	475,799
Mixi, Inc. (a)	2,100	94,328
Mizuho Financial Group, Inc.	2,309,500	4,194,618
Mori Hills REIT Investment Corp. REIT	52	62,871
Morinaga & Co., Ltd.	2,600	131,789
MS&AD Insurance Group Holdings, Inc.	59,799	2,024,620
Murata Manufacturing Co., Ltd.	25,700	3,449,481
Musashino Bank, Ltd.	29,755	994,475
Nabtesco Corp.	5,200	199,414
Nachi-Fujikoshi Corp.	15,000	100,666
Nagoya Railroad Co., Ltd.	8,000	201,474
Nankai Electric Railway Co., Ltd.	5,400	133,838
Nanto Bank, Ltd.	29,555	794,955
NEC Corp.	21,800	588,300
Nexon Co., Ltd. (b)	22,100	643,480
NGK Insulators, Ltd.	29,100	549,710
NGK Spark Plug Co., Ltd.	5,200	126,434
NH Foods, Ltd.	9,000	219,547
NHK Spring Co., Ltd.	25,900	285,095
Nichirei Corp.	22,800	630,466
Nidec Corp.	28,900	4,056,005
Nifco, Inc.	2,500	170,661
Nihon M&A Center, Inc.	3,700	176,378
Nikon Corp.	59,200	1,192,934
Nintendo Co., Ltd.	10,300	3,766,152
Nippon Accommodations Fund, Inc.	11	45,406
Nippon Building Fund, Inc. REIT	73	357,062
Nippon Electric Glass Co., Ltd.	4,000	152,685
Nippon Express Co., Ltd.	4,100	272,605
Nippon Paint Holdings Co., Ltd. (a)	25,300	800,661
Nippon Paper Industries Co., Ltd.	4,200	79,862
Nippon Prologis REIT, Inc.	232	490,773
Nippon Shinyaku Co., Ltd.	2,600	194,106
Nippon Steel & Sumitomo Metal Corp.	82,000	2,104,412
Nippon Suisan Kaisha, Ltd.	183,300	958,399
Nippon Telegraph & Telephone Corp.	60,100	2,828,141
Nippon Television Holdings, Inc.	2,000	34,301
Nippon Yusen KK (b)	16,555	403,992
Nissan Chemical Industries, Ltd.	12,600	502,770
Nissan Motor Co., Ltd.	237,941	2,373,073
Nissei ASB Machine Co., Ltd.	4,300	263,000
Nisshin Seifun Group, Inc.	26,800	541,472
Nissin Foods Holdings Co., Ltd.	4,100	299,538
Nitori Holdings Co., Ltd.	7,100	1,012,530
Nitto Denko Corp.	25,000	2,221,482

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

NOK Corp.	5,700	$133,127
Nomura Holdings, Inc.	386,085	2,279,495
Nomura Real Estate Holdings, Inc.	6,000	134,541
Nomura Real Estate Master Fund, Inc.	331	411,069
Nomura Research Institute, Ltd.	7,900	367,474
NSK, Ltd.	33,400	525,980
NTT Data Corp.	118,800	1,412,101
NTT DOCOMO, Inc.	115,700	2,733,047
Obayashi Corp.	61,350	742,844
Obic Co., Ltd.	3,900	286,658
Odakyu Electric Railway Co., Ltd.	31,799	680,298
Ogaki Kyoritsu Bank, Ltd.	16,555	418,688
Oji Holdings Corp.	57,000	379,494
Oki Electric Industry Co., Ltd.	3,600	50,525
Olympus Corp.	30,600	1,173,475
Omron Corp.	24,900	1,485,380
Ono Pharmaceutical Co., Ltd.	54,500	1,270,457
Oracle Corp. Japan	1,900	157,532
Oriental Land Co., Ltd.	27,600	2,516,218
ORIX Corp.	118,900	2,010,165
Orix JREIT, Inc. REIT	59	81,757
Osaka Gas Co., Ltd.	22,800	439,201
Otsuka Corp.	2,500	191,744
Otsuka Holdings Co., Ltd. (a)	55,300	2,428,978
Panasonic Corp.	238,250	3,488,623
Park24 Co., Ltd. (a)	5,100	122,101
Persol Holdings Co., Ltd.	16,800	421,156
Pigeon Corp.	25,700	978,722
Pola Orbis Holdings, Inc. (a)	4,800	168,522
Rakuten, Inc.	61,600	564,598
Raysum Co., Ltd.	3,300	42,799
Recruit Holdings Co., Ltd.	143,900	3,576,742
Relo Holdings, Inc.	10,000	272,526
Renesas Electronics Corp. (b)	26,100	304,210
Resona Holdings, Inc.	204,800	1,223,710
Ricoh Co., Ltd.	57,800	537,209
Ringer Hut Co., Ltd.	900	20,453
Rinnai Corp.	1,700	153,928
Riso Kyoiku Co., Ltd.	35,306	292,415
Rock Field Co., Ltd.	56,600	1,026,487
Rohm Co., Ltd.	8,400	930,599
Rohto Pharmaceutical Co., Ltd.	5,901	157,674
Ryohin Keikaku Co., Ltd.	2,500	778,961
San-In Godo Bank, Ltd.	23,850	230,349
Sanrio Co., Ltd. (a)	3,900	65,294
Santen Pharmaceutical Co., Ltd.	33,500	526,662
Sanwa Holdings Corp.	24,100	332,030
Sawai Pharmaceutical Co., Ltd.	1,600	71,585
SBI Holdings, Inc.	24,700	516,584
SCREEN Holdings Co., Ltd.	2,800	229,170
Secom Co., Ltd.	29,948	2,261,586
Sega Sammy Holdings, Inc.	5,300	65,774
Seibu Holdings, Inc.	25,600	484,275
Seiko Epson Corp.	33,800	797,818
Seino Holdings Co., Ltd.	24,800	394,070
Sekisui Chemical Co., Ltd.	32,600	654,605
Sekisui House Residential Investment Corp.	310	309,862
Sekisui House, Ltd.	59,200	1,069,699

Seria Co., Ltd.	3,800	229,383
Seven & i Holdings Co., Ltd.	89,128	3,705,161
Seven Bank, Ltd.	62,700	214,844
Sharp Corp. (a) (b)	14,200	487,830
Shiga Bank, Ltd.	11,550	59,160
Shikoku Bank, Ltd.	1,820	25,688
Shikoku Electric Power Co., Inc.	24,900	271,435
Shimadzu Corp.	30,600	695,936
Shimamura Co., Ltd.	1,400	154,106
Shimano, Inc.	7,800	1,097,470
Shimizu Corp.	57,913	598,409
Shin-Etsu Chemical Co., Ltd.	35,517	3,610,028
Shinsei Bank, Ltd.	5,200	89,967
Shionogi & Co., Ltd.	29,500	1,596,640
Shiseido Co., Ltd.	33,400	1,614,704
Shizuoka Bank, Ltd.	27,000	278,988
Showa Denko KK	13,100	559,933
SMC Corp.	5,900	2,429,135
SMS Co., Ltd.	24,600	775,233
SoftBank Group Corp.	86,936	6,883,880
Sohgo Security Services Co., Ltd.	3,800	206,782
Sojitz Corp.	114,600	351,989
Sompo Holdings, Inc.	60,200	2,332,115
Sony Corp.	117,020	5,280,183
Sony Financial Holdings, Inc.	22,100	391,581
Square Enix Holdings Co., Ltd.	3,400	161,775
Stanley Electric Co., Ltd.	16,973	689,316
Start Today Co., Ltd.	25,900	787,461
Starts Proceed Investment Corp.	51	74,474
Subaru Corp.	59,700	1,898,847
SUMCO Corp.	22,800	584,522
Sumitomo Chemical Co., Ltd.	297,550	2,139,507
Sumitomo Corp.	154,275	2,622,607
Sumitomo Dainippon Pharma Co., Ltd. (a)	5,300	78,759
Sumitomo Electric Industries, Ltd.	93,320	1,578,115
Sumitomo Forestry Co., Ltd.	21,800	390,136
Sumitomo Heavy Industries, Ltd.	4,800	203,249
Sumitomo Metal Mining Co., Ltd.	25,500	1,172,117
Sumitomo Mitsui Financial Group, Inc.	121,400	5,246,118
Sumitomo Mitsui Trust Holdings, Inc.	55,455	2,201,955
Sumitomo Realty & Development Co., Ltd.	43,000	1,413,484
Sumitomo Rubber Industries, Ltd. (a)	25,400	472,600
Sun Corp. (a)	3,000	18,988
Sun Frontier Fudousan Co., Ltd.	3,100	35,252
Sundrug Co., Ltd.	3,900	181,411
Suntory Beverage & Food, Ltd.	11,100	493,662
Suruga Bank, Ltd.	24,500	525,668
Suzuken Co., Ltd.	4,100	168,695
Suzuki Motor Corp.	35,000	2,030,093
Sysmex Corp.	15,500	1,220,462
T&D Holdings, Inc.	89,500	1,530,994
Tadano, Ltd.	5,200	86,367
Taiheiyo Cement Corp.	6,200	267,759
Taisei Corp.	22,087	1,099,938
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	167,776

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Taiyo Yuden Co., Ltd.	35,000	$545,584
Takashimaya Co., Ltd.	21,000	221,092
Takeda Pharmaceutical Co., Ltd.	85,865	4,879,022
Takeuchi Manufacturing Co., Ltd.	32,200	765,197
TDK Corp.	26,855	2,143,155
Teijin, Ltd.	60,310	1,343,791
Terumo Corp.	30,100	1,426,844
THK Co., Ltd.	5,400	202,770
Tobu Railway Co., Ltd.	18,000	581,625
Toho Bank, Ltd.	12,101	42,539
Toho Co., Ltd.	24,000	831,957
Toho Gas Co., Ltd.	4,400	120,692
Tohoku Electric Power Co., Inc.	57,200	731,693
Tokio Marine Holdings, Inc.	84,665	3,863,851
Tokyo Dome Corp.	64,600	653,742
Tokyo Electric Power Co. Holdings, Inc. (b)	119,375	472,625
Tokyo Electron, Ltd.	21,655	3,921,545
Tokyo Gas Co., Ltd.	33,495	766,683
Tokyo Tatemono Co., Ltd.	23,900	322,910
Tokyu Corp.	53,075	847,127
Tokyu Fudosan Holdings Corp.	34,100	246,707
Toppan Printing Co., Ltd.	28,000	253,280
Toray Industries, Inc.	279,550	2,636,679
Toshiba Corp. (a) (b)	552,513	1,554,786
Tosoh Corp.	27,200	616,678
TOTO, Ltd.	13,300	785,131
Toyo Seikan Group Holdings, Ltd.	22,800	366,338
Toyo Suisan Kaisha, Ltd.	3,000	128,229
Toyo Tire & Rubber Co., Ltd.	23,900	493,912
Toyota Industries Corp.	24,600	1,581,039
Toyota Motor Corp.	263,088	16,845,573
Toyota Tsusho Corp.	24,000	966,178
Trend Micro, Inc.	10,000	567,244
Tsumura & Co.	3,500	116,356
Tsuruha Holdings, Inc.	1,500	203,995
Ube Industries, Ltd.	5,200	153,023
Ulvac, Inc.	2,600	163,870
Unicharm Corp.	32,400	842,573
United Urban Investment Corp. REIT	282	405,790
USS Co., Ltd.	25,410	538,200
Warabeya Nichiyo Holdings Co., Ltd.	30,000	850,866
West Japan Railway Co.	23,900	1,745,453
Yahoo! Japan Corp. (a)	94,200	432,325
Yakult Honsha Co., Ltd.	22,400	1,690,191
Yamada Denki Co., Ltd. (a)	153,080	843,876
Yamagata Bank, Ltd. (a)	1,634	35,683
Yamaguchi Financial Group, Inc.	12,000	142,636
Yamaha Corp.	25,600	945,371
Yamaha Motor Co., Ltd.	26,700	875,779
Yamanashi Chuo Bank, Ltd.	7,550	32,975
Yamato Holdings Co., Ltd.	30,600	615,939
Yamazaki Baking Co., Ltd. (a)	24,800	483,672
Yaskawa Electric Corp.	25,500	1,123,901
Yokogawa Electric Corp.	25,200	482,748
Yokohama Rubber Co., Ltd. (a)	6,300	154,522
Zenrin Co., Ltd.	1,400	47,164

		431,403,074

JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC (a)	12,695	194,744

LUXEMBOURG — 0.2%
APERAM SA	4,134	213,084
ArcelorMittal (b)	53,800	1,751,712
Eurofins Scientific SE	879	535,774
Millicom International Cellular SA SDR	5,346	361,732
SES SA	30,561	477,437
Stabilus SA	2,148	193,320
Tenaris SA	34,045	537,997

		4,071,056

MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	21,600	65,348
Wynn Macau, Ltd.	109,200	345,733

		411,081

MALTA — 0.0% (f)
Catena Media PLC (a) (b)	18,945	240,066
Kindred Group PLC SDR	20,417	292,758

		532,824

MEXICO — 0.0% (f)
Fresnillo PLC	18,036	348,650

NETHERLANDS — 3.7%
ABN AMRO Group NV (e)	19,229	621,126
Aegon NV	215,524	1,375,529
AerCap Holdings NV (b)	7,429	390,840
Akzo Nobel NV	33,088	2,901,236
Altice NV Class A (a) (b)	28,467	298,966
ASML Holding NV	46,904	8,175,187
ASR Nederland NV	13,316	548,532
Constellium NV Class A (b)	7,398	82,488
EXOR NV	8,821	541,264
Fugro NV (b)	12,107	188,850
Gemalto NV	6,273	372,865
Heineken Holding NV	8,644	856,223
Heineken NV	19,801	2,066,938
ING Groep NV	375,116	6,902,983
Koninklijke Ahold Delhaize NV	144,941	3,191,118
Koninklijke DSM NV	26,439	2,529,360
Koninklijke KPN NV	416,010	1,452,677
Koninklijke Philips NV	119,432	4,523,277
NN Group NV	28,112	1,219,299
NXP Semiconductors NV (b)	29,428	3,445,724
OCI NV (b)	3,591	90,683
Philips Lighting NV (e)	13,343	490,282
PostNL NV	73,655	360,502
Randstad Holding NV	5,858	360,437
Royal Dutch Shell PLC Class A	402,011	13,486,743
Royal Dutch Shell PLC Class B	332,673	11,288,835
SBM Offshore NV	37,886	667,390
Wolters Kluwer NV	27,558	1,438,825

		69,868,179

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	257,070	1,475,424
Air New Zealand, Ltd.	113,869	258,338
Auckland International Airport, Ltd.	49,442	227,857

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Fisher & Paykel Healthcare Corp., Ltd.	61,902	$631,755
Fletcher Building, Ltd.	32,321	174,699
Goodman Property Trust	210,778	206,869
Infratil, Ltd.	90,120	212,790
Investore Property, Ltd. (a)	36,782	38,977
Kiwi Property Group, Ltd.	238,899	238,717
Spark New Zealand, Ltd.	162,456	419,406
Stride Property Group (a)	139,049	175,038
Vital Healthcare Property Trust	186,314	292,839
Xero, Ltd. (b)	9,742	218,248

		4,570,957

NORWAY — 0.7%
Akastor ASA (a) (b)	12,675	25,414
Aker Solutions ASA (b)	12,675	71,578
DNB ASA	109,099	2,028,762
DNO ASA (b)	72,363	84,047
Marine Harvest ASA (b)	31,206	530,315
Norsk Hydro ASA	182,994	1,394,937
Orkla ASA	175,331	1,865,987
Schibsted ASA Class A	6,286	180,295
Schibsted ASA Class B	6,151	163,940
Statoil ASA (a)	105,037	2,249,871
Storebrand ASA	101,428	829,593
Telenor ASA	93,010	2,000,215
TGS Nopec Geophysical Co. ASA	10,322	245,072
Yara International ASA	30,615	1,409,974

		13,080,000

PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (b)	759,710	248,135
EDP - Energias de Portugal SA	311,677	1,079,746
Galp Energia SGPS SA	37,973	698,789
Jeronimo Martins SGPS SA	21,884	425,577
Mota-Engil SGPS SA	49,181	216,324
NOS SGPS SA	116,538	767,005
Pharol SGPS SA (a) (b)	134,827	40,475

		3,476,051

SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	266,198	270,899
Ascendas REIT	184,015	374,529
Ascendas Hospitality Trust	382,400	246,082
Cache Logistics Trust	357,229	228,547
CapitaLand Mall Trust REIT	208,400	332,155
CapitaLand, Ltd.	592,500	1,565,044
China New Town Development Co., Ltd. (b) (g)	1,443,800	59,701
City Developments, Ltd.	53,800	502,815
ComfortDelGro Corp., Ltd.	184,100	272,761
COSCO Shipping International Singapore Co., Ltd. (a) (b)	863,300	242,246
DBS Group Holdings, Ltd.	171,892	3,196,286
Genting Singapore PLC	1,195,100	1,171,491
Global Logistic Properties, Ltd.	147,500	371,951
IGG, Inc. (a)	52,000	56,142
Jardine Cycle & Carriage, Ltd.	3,333	101,432
Keppel REIT	85,109	80,243
Keppel Corp., Ltd.	302,675	1,664,667

Lippo Malls Indonesia Retail Trust	1,775,100	531,308
Oversea-Chinese Banking Corp., Ltd.	328,037	3,041,289
Sembcorp Industries, Ltd.	85,400	193,626
Singapore Airlines, Ltd.	95,756	764,529
Singapore Exchange, Ltd.	83,500	464,861
Singapore Press Holdings, Ltd. (a)	147,000	291,492
Singapore Technologies Engineering, Ltd.	66,400	161,976
Singapore Telecommunications, Ltd.	710,300	1,897,464
Soilbuild Business Space REIT	504,400	252,879
United Overseas Bank, Ltd.	114,308	2,262,382
UOL Group, Ltd.	58,354	387,309
Wilmar International, Ltd.	295,000	682,094

		21,668,200

SOUTH AFRICA — 0.1%
Investec PLC	51,340	371,559
Lonmin PLC (a) (b)	19,585	22,122
Mondi PLC	65,815	1,719,193

		2,112,874

SOUTH KOREA — 4.9%
Advanced Process Systems Corp. (b)	3,597	117,934
Amorepacific Corp.	2,348	667,849
AMOREPACIFIC Group	2,622	345,338
APS Holdings Corp. (b)	2,314	16,233
Asiana Airlines, Inc. (b)	66,915	283,461
BNK Financial Group, Inc.	28,562	251,323
Celltrion, Inc. (a) (b)	8,438	1,742,695
CJ CGV Co., Ltd. (a)	10,464	725,262
CMG Pharmaceutical Co., Ltd. (b)	15,993	93,220
Coway Co., Ltd.	3,486	318,138
Crown Confectionery Co., Ltd. (b)	7,171	94,113
CROWNHAITAI Holdings Co., Ltd.	5,873	82,838
CUROCOM Co., Ltd. (a) (b)	19,226	49,567
Dae Han Flour Mills Co., Ltd.	3,818	593,804
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	486	6,310
Digitech Systems Co., Ltd. (b) (c)	19,094	—
DIO Corp. (b)	2,640	87,420
Dongkuk Industries Co., Ltd.	137,680	506,068
Dongwon F&B Co., Ltd.	2,032	444,153
Dongwon Industries Co., Ltd.	2,294	719,989
DY Corp.	20,881	125,417
E-MART, Inc.	1,498	379,205
Eyegene, Inc. (b)	4,107	74,809
GS Home Shopping, Inc.	2,003	405,633
Hana Financial Group, Inc.	22,883	1,064,475
Hana Tour Service, Inc.	7,011	674,544
Hancom, Inc.	15,681	262,925
Hankook Shell Oil Co., Ltd.	841	301,662
Hankook Tire Co., Ltd.	3,752	191,359
Hanssem Co., Ltd.	4,147	697,268
Harim Co., Ltd. (a)	82,690	240,991
Hotel Shilla Co., Ltd.	8,409	666,876
HS Industries Co., Ltd.	14,983	143,455
Huons Co., Ltd.	4,725	395,460
Huons Global Co., Ltd.	4,098	212,833
Hyundai Construction Equipment Co., Ltd. (b)	232	36,624

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Hyundai Electric & Energy System Co., Ltd. (b)	234	$24,918
Hyundai Elevator Co., Ltd.	5,375	273,131
Hyundai Engineering Plastics Co., Ltd.	98,194	623,716
Hyundai Glovis Co., Ltd.	1,171	148,761
Hyundai Heavy Industries Co., Ltd. (b)	42	3,943
Hyundai Hy Communications & Network Co., Ltd.	97,080	358,195
Hyundai Mobis Co., Ltd.	5,308	1,304,006
Hyundai Motor Co.	13,532	1,971,876
Hyundai Motor Co. Preference Shares	2,225	211,994
Hyundai Robotics Co., Ltd. (b)	1,480	526,720
Hyundai Steel Co.	4,634	253,657
Infinitt Healthcare Co., Ltd. (a) (b)	31,988	246,211
Interpark Holdings Corp.	16,847	62,003
Jeil Pharma Holdings, Inc.	281	9,397
Jeil Pharmaceutical Co., Ltd. (b)	737	42,752
Jenax, Inc. (a) (b)	34,826	1,080,027
JoyCity Corp. (b)	5,666	72,509
Kakao Corp.	3,431	439,071
Kangstem Biotech Co., Ltd. (b)	3,909	45,642
Kangwon Land, Inc.	7,729	251,244
KB Financial Group, Inc.	51,511	3,050,579
KCC Corp.	294	104,632
Kia Motors Corp.	19,511	610,545
KIWOOM Securities Co., Ltd.	15,488	1,267,338
Koh Young Technology, Inc.	25,214	1,943,071
Korea Aerospace Industries, Ltd.	4,529	200,739
Korea Electric Power Corp. ADR	68,406	1,211,470
Korea Zinc Co., Ltd.	1,221	562,284
Korean Air Lines Co., Ltd. (b)	7,976	252,195
KT Corp. ADR (b)	64,260	1,003,099
KT&G Corp.	9,582	1,033,787
KyungDong City Gas Co., Ltd. (b)	1,785	60,442
LG Chem, Ltd.	3,857	1,459,142
LG Chem, Ltd. Preference Shares	1,701	395,637
LG Display Co., Ltd.	19,257	537,840
LG Display Co., Ltd. ADR (a)	89,280	1,228,493
LG Electronics, Inc.	11,069	1,095,992
LG Household & Health Care, Ltd.	892	990,694
LG Uplus Corp.	20,500	268,086
Lotte Chemical Corp.	1,207	414,904
Lotte Corp.	1,684	102,404
Lotte Food Co., Ltd.	611	315,616
Lotte Shopping Co., Ltd.	314	58,368
Medy-Tox, Inc.	1,509	683,494
Mirae Asset Daewoo Co., Ltd.	34,976	300,247
Modetour Network, Inc.	36,802	1,048,490
Muhak Co., Ltd.	21,680	397,938
NAVER Corp.	2,883	2,342,917
NCSoft Corp.	1,453	607,368
Netmarble Games Corp. (b) (e)	5,607	987,268
Nexon GT Co., Ltd. (b)	17,763	219,849
NHN Entertainment Corp. (b)	757	48,367
OCI Co., Ltd.	1,202	152,699
Orientbio, Inc. (a) (b)	27,131	27,370
Orion Corp. (b)	1,512	147,591
Orion Holdings, Corp.	661	16,455

Ottogi Corp.	637	479,587
POSCO ADR	41,729	3,260,287
S-1 Corp.	3,209	320,735
S-Oil Corp.	3,547	387,650
Sajo Industries Co., Ltd. (a)	13,496	861,031
Samsung Biologics Co., Ltd. (b) (e)	1,437	497,994
Samsung C&T Corp.	8,241	969,937
Samsung Electro-Mechanics Co., Ltd.	4,917	459,297
Samsung Electronics Co., Ltd. GDR	17,695	21,198,610
Samsung Electronics Co., Ltd. Preference Shares	1,391	2,715,604
Samsung Engineering Co., Ltd. (b)	11,664	135,102
Samsung Fire & Marine Insurance Co., Ltd.	2,386	595,079
Samsung Heavy Industries Co., Ltd. (b)	23,174	158,671
Samsung Life Insurance Co., Ltd.	7,248	842,909
Samsung SDI Co., Ltd.	5,267	1,006,120
Samsung SDS Co., Ltd.	3,260	609,033
Shinhan Financial Group Co., Ltd.	37,370	1,724,420
Shinsegae Food Co., Ltd.	5,149	637,282
SillaJen, Inc. (a) (b)	6,558	572,764
SK Bioland Co., Ltd.	23,991	450,441
SK Holdings Co., Ltd.	2,314	611,706
SK Hynix, Inc.	45,890	3,279,235
SK Innovation Co., Ltd.	10,765	2,056,366
SK Telecom Co., Ltd. ADR	53,567	1,495,055
Woori Bank.	47,906	704,796
Youlchon Chemical Co., Ltd.	19,790	391,899
Yungjin Pharmaceutical Co., Ltd. (a) (b)	9,439	77,413

		92,615,457

SPAIN — 2.7%
Abertis Infraestructuras SA	66,715	1,486,066
Acciona SA (a)	2,388	195,105
Acerinox SA	12,991	185,869
ACS Actividades de Construccion y Servicios SA	18,355	718,967
Aena SME SA (e)	6,740	1,367,784
Amadeus IT Group SA	40,862	2,949,423
Atresmedia Corp. de Medios de Comunicacion SA (a)	20,788	217,171
Banco Bilbao Vizcaya Argentaria SA	619,315	5,289,007
Banco de Sabadell SA	437,003	868,991
Banco Santander SA	1,468,255	9,659,920
Bankia SA	68,181	326,423
Bankinter SA	74,909	710,971
Bolsas y Mercados Espanoles SHMSF SA (a)	6,223	198,397
CaixaBank SA	318,755	1,488,558
Cellnex Telecom SA (e)	13,613	348,998
Distribuidora Internacional de
Alimentacion SA	70,014	361,765
Ebro Foods SA	9,430	221,036
Enagas SA (a)	20,721	593,928
Endesa SA	28,179	604,166
Faes Farma SA	25,227	89,060
Ferrovial SA	39,941	907,665
Gas Natural SDG SA	32,867	759,734

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Grifols SA	37,411	$1,097,248
Grifols SA ADR	23,096	529,360
Grifols SA Class B, Preference Shares	23,711	541,398
Iberdrola SA	550,780	4,272,494
Indra Sistemas SA (b)	45,640	625,046
Industria de Diseno Textil SA	102,409	3,571,744
Inmobiliaria Colonial Socimi SA REIT	26,694	265,505
Let’s GOWEX SA (a) (b) (c)	4,019	—
Mapfre SA	87,788	282,304
Mediaset Espana Comunicacion SA	18,348	206,200
Merlin Properties Socimi SA	28,770	390,381
NH Hotel Group SA	77,594	559,049
Pharma Mar SA (b)	96,370	286,988
Red Electrica Corp. SA	39,585	889,355
Repsol SA	131,749	2,332,721
Sacyr SA (b)	47,213	133,740
Siemens Gamesa Renewable Energy SA (a)	20,408	280,103
Telefonica SA	420,838	4,105,907
Viscofan SA	3,859	254,910

		50,173,457

SWEDEN — 2.6%
Alfa Laval AB	76,034	1,799,742
Arjo AB Class B (b)	6,751	19,303
Assa Abloy AB Class B	90,444	1,882,340
Atlas Copco AB Class A	59,539	2,575,721
Atlas Copco AB Class B	36,455	1,400,762
Bilia AB Class A	27,498	268,683
BillerudKorsnas AB	16,242	278,718
Boliden AB	24,299	832,769
Castellum AB	24,322	411,135
Dometic Group AB (e)	26,412	269,523
Electrolux AB Series B	44,121	1,424,266
Elekta AB Class B (a)	23,754	196,560
Essity AB Class B (b)	54,145	1,540,859
Fabege AB	12,508	266,735
Fastighets AB Balder Class B (b)	8,677	232,517
Getinge AB Class B	9,224	134,065
Hennes & Mauritz AB Class B (a)	93,082	1,924,737
Hexagon AB Class B	23,690	1,188,912
Hexpol AB	28,495	289,387
Holmen AB Class B	4,442	236,545
Husqvarna AB Class B	37,591	358,578
ICA Gruppen AB (a)	7,058	256,803
Industrivarden AB Class A	17,738	458,426
Industrivarden AB Class C	14,983	370,572
Indutrade AB	7,963	217,469
Intrum Justitia AB (a)	6,553	242,751
Investor AB Class B	40,659	1,857,775
JM AB	7,469	170,498
Karo Pharma AB (a) (b)	133,636	546,786
Kinnevik AB Class B	29,389	995,367
KNOW IT AB	34,951	663,802
L E Lundbergforetagen AB Class B	3,297	246,847
Loomis AB Class B	6,463	272,018
Lundin Petroleum AB (b)	20,764	476,272
NetEnt AB (b)	129,682	894,905
Nibe Industrier AB Class B	34,413	330,365

Nordea Bank AB	291,005	3,529,380
Opus Group AB (a)	134,461	106,748
Qliro Group AB (a) (b)	105,069	232,275
SAAB AB Class B	9,130	444,931
Sandvik AB	140,477	2,465,532
Securitas AB Class B	29,222	511,095
Skandinaviska Enskilda Banken AB Class A	158,562	1,864,980
Skanska AB Class B	36,482	757,489
SKF AB Class B	33,360	742,375
Svenska Cellulosa AB SCA Class B	45,017	464,878
Svenska Handelsbanken AB Class A	135,807	1,861,074
Swedbank AB Class A	93,989	2,271,807
Swedish Match AB	14,473	571,319
Swedish Orphan Biovitrum AB (b)	20,128	276,076
Tele2 AB Class B	78,140	962,017
Telefonaktiebolaget LM Ericsson Class B	344,666	2,266,902
Telia Co. AB	231,311	1,032,601
Tethys Oil AB	28,166	226,188
Trelleborg AB Class B	22,179	514,688
Volvo AB Class A	31,950	597,441
Volvo AB Class B	144,547	2,695,857

		49,928,166

SWITZERLAND — 7.1%
ABB, Ltd.	182,809	4,899,919
Adecco Group AG (b)	27,304	2,088,777
Aryzta AG (b)	3,323	131,795
Baloise Holding AG	4,509	701,914
Barry Callebaut AG (b)	247	515,291
Chocoladefabriken Lindt & Spruengli AG (d)	42	256,439
Chocoladefabriken Lindt & Spruengli AG (d)	5	361,647
Cie Financiere Richemont SA	47,675	4,319,859
Clariant AG (b)	26,082	729,333
Coca-Cola HBC AG (b)	15,941	521,853
Comet Holding AG (b)	4,982	784,237
Credit Suisse Group AG (b)	194,478	3,472,465
Dufry AG (b)	2,940	437,153
EMS-Chemie Holding AG	608	405,853
Ferguson PLC	32,831	2,367,167
Flughafen Zuerich AG	1,714	392,048
Geberit AG	3,534	1,556,121
Georg Fischer AG	334	441,449
Givaudan SA	868	2,005,886
Glencore PLC (b)	1,039,739	5,485,376
Idorsia, Ltd. (b)	8,948	233,686
Julius Baer Group, Ltd. (b)	30,019	1,835,949
Kuehne + Nagel International AG	11,000	1,947,152
LafargeHolcim, Ltd. (b) (d)	53,041	2,990,870
LafargeHolcim, Ltd. (b) (d)	888	50,159
Leonteq AG (b)	4,173	269,778
Logitech International SA	15,367	518,804
Lonza Group AG (b)	6,201	1,675,447
Meyer Burger Technology AG (a) (b)	11,484	19,680
Nestle SA	276,506	23,777,530
Novartis AG	234,579	19,835,105
Partners Group Holding AG	1,712	1,173,541

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

PSP Swiss Property AG	3,564	$337,748
Roche Holding AG (d)	2,366	597,752
Roche Holding AG (d)	66,630	16,854,074
Schindler Holding AG (d)	4,104	944,615
Schindler Holding AG (d)	2,117	479,013
SGS SA	537	1,400,223
Sika AG	249	1,977,691
Sonova Holding AG	5,100	796,532
STMicroelectronics NV	74,549	1,629,236
Straumann Holding AG	915	646,462
Sulzer AG	7,696	933,471
Swatch Group AG (d)	5,337	408,011
Swatch Group AG (d)	5,358	2,184,986
Swiss Life Holding AG (b)	2,949	1,044,028
Swiss Prime Site AG (b)	6,442	594,951
Swiss Re AG	31,924	2,989,292
Swisscom AG	2,347	1,248,763
Temenos Group AG (b)	8,830	1,132,632
u-blox Holding AG (b)	1,545	304,085
UBS Group AG (b)	333,275	6,135,406
Vifor Pharma AG	3,334	427,313
Zurich Insurance Group AG	15,473	4,709,381

		133,977,948

UNITED KINGDOM — 13.3%
3i Group PLC	188,961	2,335,061
Admiral Group PLC	22,321	604,498
Afren PLC (a) (c)	55,933	—
Aggreko PLC	19,816	214,181
Anglo American PLC	141,505	2,966,066
Ashtead Group PLC	39,968	1,077,009
Associated British Foods PLC	32,539	1,241,283
AstraZeneca PLC	123,532	8,557,595
Atlassian Corp. PLC Class A (a) (b)	10,532	479,417
Auto Trader Group PLC (e)	67,865	323,886
Aviva PLC	463,340	3,174,656
Avon Rubber PLC	41,792	689,151
Babcock International Group PLC	47,128	449,773
BAE Systems PLC	284,737	2,207,069
Balfour Beatty PLC	244,446	982,103
Barclays PLC	1,269,142	3,486,885
Barratt Developments PLC	146,552	1,283,657
BBA Aviation PLC	106,992	506,133
Bellway PLC	9,229	444,824
Berkeley Group Holdings PLC	9,720	551,852
Big Yellow Group PLC REIT	25,352	298,194
Booker Group PLC	151,463	469,202
BP PLC	1,764,244	12,474,657
British American Tobacco PLC	202,735	13,761,851
British Land Co. PLC REIT	157,326	1,471,669
Britvic PLC	19,594	216,022
BT Group PLC	858,951	3,157,007
BTG PLC (b)	34,392	354,744
Bunzl PLC	30,242	847,652
Burberry Group PLC	49,959	1,211,070
Cairn Energy PLC (b)	39,793	115,088
Capita PLC	84,804	459,907
Capital & Counties Properties PLC	67,553	292,149
Carnival PLC.	28,938	1,915,016
Centamin PLC	207,074	443,429

Centrica PLC	606,832	1,127,085
CNH Industrial NV	90,592	1,215,105
Cobham PLC (b)	158,562	270,907
Coca-Cola European Partners PLC	21,021	837,687
Compass Group PLC	152,232	3,294,909
Croda International PLC	6,569	393,126
CYBG PLC (b)	67,184	304,253
Daily Mail & General Trust PLC Class A	20,710	167,112
DCC PLC	7,740	781,607
Derwent London PLC	10,306	434,694
Diageo PLC	247,194	9,112,172
Dialog Semiconductor PLC (b)	7,120	221,865
Direct Line Insurance Group PLC	130,335	672,978
Dixons Carphone PLC	92,432	248,824
Drax Group PLC	34,958	127,965
DS Smith PLC	50,167	351,193
easyJet PLC	22,826	452,052
Fiat Chrysler Automobiles NV (b)	97,143	1,739,242
Firstgroup PLC (b)	314,881	470,681
Foxtons Group PLC	33,156	36,778
G4S PLC	330,003	1,191,919
GKN PLC.	156,126	674,571
GlaxoSmithKline PLC	473,574	8,472,294
Grafton Group PLC	19,802	214,833
Great Portland Estates PLC REIT	29,724	276,840
Greene King PLC	27,901	209,474
Halma PLC	34,455	587,273
Hammerson PLC REIT	67,809	501,755
Hansteen Holdings PLC	38,482	74,441
Hargreaves Lansdown PLC	17,878	435,804
Hays PLC	125,885	311,462
Hiscox, Ltd.	26,672	528,219
HomeServe PLC	36,434	398,971
Howden Joinery Group PLC	54,019	341,110
HSBC Holdings PLC	1,865,792	19,356,171
IG Group Holdings PLC	32,903	319,356
IMI PLC	21,020	379,036
Imperial Brands PLC	86,996	3,725,870
Inchcape PLC	37,723	399,308
Indivior PLC (b)	73,180	404,094
Informa PLC	68,513	669,156
Inmarsat PLC	27,877	185,084
InterContinental Hotels Group PLC	18,920	1,207,782
International Consolidated Airlines Group SA	61,584	542,333
International Personal Finance PLC	30,513	81,521
Intertek Group PLC	15,208	1,067,719
Intu Properties PLC REIT	73,103	250,192
ITV PLC	330,617	740,186
J Sainsbury PLC	222,522	726,654
John Wood Group PLC	94,450	830,487
Johnson Matthey PLC	18,021	749,621
Just Eat PLC (b)	46,870	495,180
Keller Group PLC	9,140	120,303
Kingfisher PLC	353,546	1,615,082
Land Securities Group PLC REIT	111,404	1,519,074
Legal & General Group PLC	533,457	1,972,225
Lloyds Banking Group PLC	6,326,408	5,824,607
London Stock Exchange Group PLC	28,144	1,444,063

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Man Group PLC	248,829	$696,096
Marks & Spencer Group PLC	226,714	965,452
Meggitt PLC	57,096	372,435
Melrose Industries PLC	167,519	480,869
Micro Focus International PLC	39,083	1,333,898
National Grid PLC	356,932	4,225,330
NEX Group PLC	82,996	680,935
Next PLC	19,275	1,179,860
Ocado Group PLC (a) (b)	36,108	193,964
Old Mutual PLC	680,428	2,132,680
Ophir Energy PLC (b)	53,496	49,209
Pearson PLC	107,630	1,071,590
Pennon Group PLC	37,595	398,207
Persimmon PLC	25,036	927,291
Petrofac, Ltd.	21,605	149,053
Provident Financial PLC	5,962	72,425
Prudential PLC	230,291	5,936,130
Randgold Resources, Ltd.	15,659	1,569,639
Reckitt Benckiser Group PLC	59,810	5,598,022
RELX NV	95,487	2,197,474
RELX PLC	110,423	2,597,626
Rentokil Initial PLC	166,867	717,819
Rightmove PLC	9,236	562,230
Rio Tinto PLC	106,630	5,686,087
Rio Tinto, Ltd.	35,549	2,107,871
Rolls-Royce Holdings PLC (b)	196,764	2,254,481
Royal Bank of Scotland Group PLC (b)	294,005	1,105,648
Royal Mail PLC	41,233	252,395
RPC Group PLC	36,774	438,511
RSA Insurance Group PLC	123,208	1,054,185
Sage Group PLC	101,248	1,092,966
Schroders PLC	10,325	491,085
Segro PLC REIT	85,087	675,645
Serco Group PLC (b)	163,362	218,557
Severn Trent PLC	21,581	631,168
Shaftesbury PLC	25,175	355,539
Sky PLC (b)	120,487	1,649,446
Smith & Nephew PLC	86,305	1,503,728
Smiths Group PLC	88,880	1,791,463
Spirax-Sarco Engineering PLC	6,541	497,276
Sports Direct International PLC (b)	14,175	72,291
SSE PLC	137,492	2,455,098
St James’s Place PLC	47,190	782,633
Standard Chartered PLC (b)	262,414	2,769,203
Standard Life Aberdeen PLC	382,596	2,259,652
TalkTalk Telecom Group PLC (a)	39,291	80,736
Tate & Lyle PLC	82,160	781,328
Taylor Wimpey PLC	222,290	620,650
Telecom Plus PLC	5,657	91,907
Tesco PLC	857,141	2,426,248
Thomas Cook Group PLC	96,769	160,881
TP ICAP PLC	52,760	379,694
Travis Perkins PLC	14,472	306,772
Trinity Mirror PLC	42,647	45,864
Tullow Oil PLC (b)	163,607	457,246
UBM PLC	35,533	359,062
Unilever NV	153,203	8,638,133
Unilever PLC	132,360	7,386,706
United Utilities Group PLC	64,073	718,967

Victrex PLC	8,599	306,860
Vodafone Group PLC	2,595,637	8,251,431
Weir Group PLC	10,393	298,475
Whitbread PLC	17,123	926,525
William Hill PLC	129,826	565,503
Wm Morrison Supermarkets PLC	355,893	1,058,674
Workspace Group PLC	21,313	288,888
Worldpay Group PLC (e)	128,660	741,431
WPP PLC	121,111	2,196,999

		251,509,203

UNITED STATES — 0.6%
Argonaut Gold, Inc. (b)	31,758	60,832
Flex, Ltd. (b)	124,448	2,238,819
ICON PLC (b)	5,553	622,769
QIAGEN NV (b)	21,048	661,938
REC Silicon ASA (b)	273,973	46,224
Shire PLC	81,690	4,309,739
Stratasys, Ltd. (a) (b)	4,198	83,792
Tahoe Resources, Inc	13,005	62,588
Thomson Reuters Corp	38,511	1,684,040
Valeant Pharmaceuticals International, Inc. (b)	30,556	638,946

		10,409,687

TOTAL COMMON STOCKS (Cost $1,750,537,509)		1,885,695,685

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Transurban Group (expiring 01/24/18) (b) (c)	11,439	—

SPAIN — 0.0% (f)
Faes Farma SA (expires 12/29/17) (b)	24,198	2,993
Repsol SA (expiring 1/10/18) (b)	126,388	57,519

		60,512

TOTAL RIGHTS (Cost $60,776)		60,512

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i)	691,799	691,799
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	21,187,409	21,187,409

TOTAL SHORT-TERM INVESTMENTS (Cost $21,879,208)		21,879,208

TOTAL INVESTMENTS — 100.9% (Cost $1,772,477,493)		1,907,635,405
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(16,406,317)

NET ASSETS — 100.0%		$1,891,229,088

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $66,011, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $59,701, representing less than 0.05% of the Fund’s net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$110,322,281	$—	$0	(a)	$110,322,281
Austria	6,257,488	—	—		6,257,488
Belgium	21,444,600	—	—		21,444,600
Canada	152,889,350	—	—		152,889,350
Chile	424,141	—	—		424,141
China	1,084,838	—	—		1,084,838
Denmark	27,015,032	—	—		27,015,032
Finland	15,068,907	—	—		15,068,907
France	150,816,375	—	—		150,816,375
Germany	147,770,793	—	—		147,770,793
Hong Kong	54,023,414	—	—		54,023,414
Ireland	11,937,577	—	0	(a)	11,937,577
Israel	10,138,589	—	—		10,138,589
Italy	36,150,692	—	—		36,150,692
Japan	431,403,074	—	—		431,403,074
Jordan	194,744	—	—		194,744
Luxembourg	4,071,056	—	—		4,071,056
Macau	411,081	—	—		411,081
Malta	532,824	—	—		532,824
Mexico	348,650	—	—		348,650
Netherlands	69,868,179	—	—		69,868,179
New Zealand	4,570,957	—	—		4,570,957
Norway	13,080,000	—	—		13,080,000
Portugal	3,476,051	—	—		3,476,051
Singapore	21,608,499	59,701	—		21,668,200
South Africa	2,112,874	—	—		2,112,874
South Korea	92,615,457	—	—		92,615,457
Spain	50,173,457	—	0	(a)	50,173,457
Sweden	49,928,166	—	—		49,928,166
Switzerland	133,977,948	—	—		133,977,948
United Kingdom	251,509,203	—	0	(a)	251,509,203
United States	10,409,687	—	—		10,409,687

See accompanying Notes to Schedule of Investments

SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

|Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Rights
Australia	$—	$—	$0	(a)	$—
Spain	60,512	—	—		60,512
Short-Term Investments	21,879,208	—	—		21,879,208

TOTAL INVESTMENTS	$1,907,575,704	$59,701	0		$1,907,635,405

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	1,169,081	$1,169,081	$42,095,515	$42,572,797	$—	$—	691,799	$691,799	$15,231
State Street Navigator Securities Lending Government Money Market Portfolio	22,963,226	22,963,226	70,681,034	72,456,851	—	—	21,187,409	21,187,409	96,354

TOTAL		$24,132,307	$112,776,549	$115,029,648	$—	$—		$21,879,208	$111,585

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.8%
Abacus Property Group REIT	156,019	$502,765
Accent Group, Ltd. (a)	261,723	167,860
ACN 004 410 833, Ltd. (a) (b) (c)	1,727,582	—
Aconex, Ltd. (a) (b)	116,217	697,196
AET&D Holdings NO. 1 Pty, Ltd. (a) (b) (c)	110,316	—
Afterpay Touch Group, Ltd. (a) (b)	74,969	350,063
Ainsworth Game Technology, Ltd. (a) (b)	50,067	84,585
Altium, Ltd.	60,741	630,914
Amaysim Australia, Ltd. (a)	145,148	225,920
APN Outdoor Group, Ltd. (b)	92,605	357,085
Appen, Ltd.	52,176	339,127
ARB Corp., Ltd.	40,776	597,355
Ardent Leisure Group (a)	117,877	184,395
Arena REIT	164,857	291,411
Asaleo Care, Ltd.	191,607	224,798
Astro Japan Property Group (d)	33,776	3,699
Atlas Iron, Ltd. (b)	57	1
Ausdrill, Ltd.	140,899	289,837
Austal, Ltd.	153,167	218,035
Australian Agricultural Co., Ltd. (a) (b)	185,621	189,465
Australian Pharmaceutical Industries, Ltd.	110,869	146,117
Automotive Holdings Group, Ltd. (a)	99,775	284,062
Aveo Group (a)	119,656	250,818
AWE, Ltd. (b)	170,410	116,625
BCI Minerals, Ltd. (b)	3	—
Beach Energy, Ltd.	1,443,847	1,405,985
Beadell Resources, Ltd. (b)	528,343	74,384
Bega Cheese, Ltd. (a)	84,364	477,074
Bellamy’s Australia, Ltd. (a) (b)	32,170	263,192
Bingo Industries, Ltd. (b)	138,228	275,693
Blackmores, Ltd. (a)	6,683	884,270
Breville Group, Ltd.	57,065	562,381
Brickworks, Ltd.	39,695	461,676
Burson Group, Ltd.	100,035	442,070
Buru Energy, Ltd. (b)	12	3
BWP Trust REIT	163,627	395,461
BWX, Ltd. (a)	57,007	337,086
Cabcharge Australia, Ltd.	5,231	7,978
Cardno, Ltd. (b)	72,091	83,451
Cash Converters International, Ltd. (b)	4,593	1,275
Central Petroleum, Ltd. (b)	21	2
Charter Hall Group REIT	216,767	1,020,657
Charter Hall Long Wale REIT (a)	71,931	234,045
Charter Hall Retail REIT	241,585	786,056
Clean TeQ Holdings, Ltd. (a) (b)	239,882	278,621
Cleanaway Waste Management, Ltd.	924,876	1,085,088
Collins Foods, Ltd.	49,963	212,587
Cooper Energy, Ltd. (a) (b)	887,917	225,707
Corporate Travel Management, Ltd. (a)	49,005	799,549
Costa Group Holdings, Ltd.	132,324	683,082
Credit Corp. Group, Ltd.	26,889	469,207
Cromwell Property Group	468,627	370,202
CSR, Ltd.	327,315	1,218,605
Dacian Gold, Ltd. (a) (b)	124,626	272,934

Data#3, Ltd.	6	9
Domain Holdings Australia, Ltd. (b)	97,735	262,201
DuluxGroup, Ltd.	160,451	961,305
Eclipx Group, Ltd.	140,108	442,725
Elders, Ltd.	61,044	390,081
Emeco Holdings, Ltd. (b)	30	6
EML Payments, Ltd. (b)	183,424	268,280
Estia Health, Ltd.	97,309	265,625
Evolution Mining, Ltd.	45	93
Fairfax Media, Ltd.	1,021,818	623,388
FAR, Ltd. (a) (b)	4,166,863	250,952
Fleetwood Corp., Ltd.	30	67
FlexiGroup, Ltd. (a)	99,596	133,986
Folkestone Education Trust	135,807	305,918
G8 Education, Ltd. (a)	171,663	455,163
Galaxy Resources, Ltd. (a) (b)	159,199	476,902
Gateway Lifestyle (a)	168,328	287,014
GDI Property Group	213,144	208,388
Genworth Mortgage Insurance Australia, Ltd.	86,868	203,831
Gold Road Resources, Ltd. (a) (b)	447,080	244,779
GrainCorp, Ltd. Class A	105,113	673,334
Greencross, Ltd.	50,916	250,493
Greenland Minerals & Energy, Ltd. (b)	84	6
Growthpoint Properties Australia, Ltd. (a)	75,849	202,299
GUD Holdings, Ltd.	44,683	426,026
GWA Group, Ltd.	130,934	291,869
Hansen Technologies, Ltd.	95,272	294,342
Horizon Oil, Ltd. (b)	54	4
Hotel Property Investments	81,958	213,465
HT&E, Ltd. (a)	68,558	100,811
Icon Energy, Ltd. (b)	24	1
IDP Education, Ltd.	47,292	227,485
Imdex, Ltd. (b)	9	7
Independence Group NL (a)	251,392	935,941
Industria REIT	97,200	191,583
Infigen Energy (b)	874,776	472,102
Ingenia Communities Group	59,802	129,097
Inghams Group, Ltd. (a)	83,309	222,848
InvoCare, Ltd.	189,986	2,392,421
IPH, Ltd.	101,751	437,715
IRESS, Ltd. (a)	52,923	479,339
iSelect, Ltd. (a)	158,533	177,935
iSentia Group, Ltd. (a)	27,300	29,467
Jacana Minerals, Ltd. (a) (b) (c)	12,051	—
Japara Healthcare, Ltd. (a)	127,526	195,499
JB Hi-Fi, Ltd. (a)	141	2,751
Karoon Gas Australia, Ltd. (a) (b)	12,405	12,710
Kingsgate Consolidated, Ltd. (b)	1,344	421
Liquefied Natural Gas, Ltd. (b)	20,397	6,780
Lynas Corp., Ltd. (b)	205,497	350,390
MACA, Ltd.	29,159	38,429
Mantra Group, Ltd.	142,564	434,875
Mayne Pharma Group, Ltd. (a) (b)	919,689	499,938
McMillan Shakespeare, Ltd.	40,967	554,973
Melbourne IT, Ltd.	6	17
Mesoblast, Ltd. (a) (b)	25,794	29,455
Metals X, Ltd.	191,557	155,819

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Mincor Resources NL (b)	9	$3
Monadelphous Group, Ltd.	73,199	994,478
Mount Gibson Iron, Ltd.	49,238	17,330
Myer Holdings, Ltd.	157,425	81,266
MYOB Group, Ltd. (a)	113,754	322,081
Nanosonics, Ltd. (b)	152,849	331,156
Navitas, Ltd.	142,457	607,254
New South Resources, Ltd. (a) (b)	251,129	301,506
NEXTDC, Ltd. (b)	186,170	873,677
Nick Scali, Ltd.	40,999	212,607
Nine Entertainment Co. Holdings, Ltd.	234,330	281,337
NRW Holdings, Ltd. (b)	6	7
Nufarm, Ltd.	146,528	1,001,664
OceanaGold Corp.	324,992	837,802
oOh!media, Ltd.	88,985	313,198
Orocobre, Ltd. (b)	90,579	493,799
OZ Minerals, Ltd.	154,281	1,105,345
OzForex Group, Ltd. (a)	44,744	49,695
Pact Group Holdings, Ltd.	71,762	318,811
Paladin Energy, Ltd. (a) (b)	772,885	—
Perseus Mining, Ltd. (a) (b)	52,283	15,335
Pilbara Minerals, Ltd. (a) (b)	495,085	431,762
Premier Investments, Ltd.	44,006	511,127
Primary Health Care, Ltd.	172,249	487,703
Propertylink Group REIT (a)	361,720	282,919
Quintis, Ltd. (a) (b)	148,677	—
RCR Tomlinson, Ltd.	49,315	154,287
Regis Healthcare, Ltd.	98,890	272,261
Regis Resources, Ltd.	206,341	693,975
Reject Shop, Ltd.	29,666	130,170
Reliance Worldwide Corp., Ltd. (a)	272,076	829,937
Resapp Health, Ltd. (b)	18,849	1,150
Resolute Mining, Ltd.	304,693	271,680
Retail Food Group, Ltd. (a)	66,760	128,974
Rural Funds Group REIT	158,620	286,589
Sandfire Resources NL	55,924	302,250
Saracen Mineral Holdings, Ltd. (b)	267,297	353,322
Select Harvests, Ltd. (a)	49,850	184,034
Senex Energy, Ltd. (b)	559,185	168,386
Service Stream, Ltd.	217,843	227,465
Seven West Media, Ltd.	202,688	97,497
SG Fleet Group, Ltd.	72,843	231,315
Shopping Centres Australasia Property Group REIT	304,275	554,514
Sigma Healthcare, Ltd.	883,545	684,154
Silver Chef, Ltd. (a)	10,725	60,733
Silver Lake Resources, Ltd. (b)	270,192	80,306
Sirtex Medical, Ltd.	31,182	402,906
Slater & Gordon, Ltd. (a) (b)	41	103
SmartGroup Corp., Ltd.	45,478	385,941
Southern Cross Media Group, Ltd.	490,834	454,928
SpeedCast International, Ltd.	123,129	516,197
St. Barbara, Ltd.	276,418	825,885
Steadfast Group, Ltd.	376,033	829,402
Strandline Resources, Ltd. (b)	53	5
Super Retail Group, Ltd. (a)	56,801	366,966
Superloop, Ltd.	102,713	194,416
Syrah Resources, Ltd. (a) (b)	111,467	393,200
Tap Oil, Ltd. (b)	9	—

Tassal Group, Ltd.	44,047	129,537
Technology One, Ltd.	126,989	492,649
Tiger Resources, Ltd. (b) (d)	2,464	94
Tox Free Solutions, Ltd.	75,733	204,952
Village Roadshow, Ltd. (b)	22,655	68,929
Virtus Health, Ltd.	16,329	67,179
Vita Group, Ltd. (a)	3,760	4,206
Viva Energy REIT	160,626	283,932
Vocus Group, Ltd.	325,329	771,002
Webjet, Ltd. (a)	72,157	588,644
Western Areas, Ltd. (a)	113,839	288,487
Westgold Resources, Ltd. (a) (b)	94,076	130,239
WiseTech Global, Ltd.	53,867	596,169
WPP AUNZ, Ltd.	351,769	253,125

		59,525,768

AUSTRIA — 0.3%
DO & Co. AG	3,584	198,691
Palfinger AG	5,261	215,076
POLYTEC Holding AG	4,253	94,480
Porr AG (a)	7,852	262,494
S IMMO AG	30,321	588,013
S&T AG	22,824	492,916
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,855	495,540
Semperit AG Holding	5,185	137,598
Zumtobel Group AG	22,068	265,523

		2,750,331

BELGIUM — 1.3%
Ablynx NV (a) (b)	32,509	808,843
Aedifica SA	7,532	711,977
AGFA-Gevaert NV (b)	172,091	803,237
Barco NV	17,645	1,891,040
Befimmo SA	7,096	456,293
Celyad SA (a) (b)	4,341	180,411
Econocom Group SA	48,835	349,325
Euronav NV	61,746	569,727
EVS Broadcast Equipment SA	8,530	299,295
Fagron (b)	1,373	18,820
Greenyard NV	10,888	262,859
Ion Beam Applications (a)	10,840	310,903
Kinepolis Group NV	3,413	228,113
MDxHealth (a) (b)	51,172	197,246
Nyrstar NV (b)	44,427	358,018
Orange Belgium SA	21,938	461,005
Recticel SA	29,668	275,384
Retail Estates NV REIT	4,391	389,179
Rezidor Hotel Group AB	69,593	217,598
Tessenderlo Group SA (b)	38,440	1,795,114
X-Fab Silicon Foundries SE (a) (b) (e)	44,540	513,603

		11,097,990

CANADA — 8.6%
Advantage Oil & Gas, Ltd. (b)	134,158	578,198
Aecon Group, Inc.	28,519	453,864
AG Growth International, Inc.	6,403	272,586
AGF Management, Ltd. Class B	11,484	74,974
AGT Food & Ingredients, Inc. (a)	10,872	174,497
Aimia, Inc.	3,070	9,164

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Alamos Gold, Inc. Class A	36,001	$235,323
Alaris Royalty Corp. (a)	15,765	260,076
Alio Gold, Inc. (b)	385	1,420
Altius Minerals Corp.	10,632	126,859
Altus Group, Ltd.	19,204	566,027
Aphria, Inc. (a) (b)	70,858	1,057,540
Arbutus Biopharma Corp. (b)	1,314	6,636
Arbutus Biopharma Corp. (b) (d)	11,276	56,944
Aritzia, Inc. (a) (b)	32,157	325,689
Arizona Mining, Inc. (a) (b)	99,305	274,229
Artis Real Estate Investment Trust	17,145	192,940
Asanko Gold, Inc. (a) (b)	4,348	3,088
Athabasca Oil Corp. (b)	157,050	134,118
Atrium Mortgage Investment Corp. (a)	35,079	350,804
ATS Automation Tooling Systems, Inc. (b)	33,799	419,470
Aurinia Pharmaceuticals, Inc. (a) (b)	47,885	218,606
Aurora Cannabis, Inc. (a) (b)	201,150	1,541,195
AutoCanada, Inc.	859	15,522
Avigilon Corp. (a) (b)	15,454	260,126
Badger Daylighting, Ltd. (a)	15,215	330,056
Ballard Power Systems, Inc. (a) (b)	71,861	318,885
Baytex Energy Corp. (a) (b)	94,524	284,413
Bellatrix Exploration, Ltd. (a) (b)	1,135	1,948
Birchcliff Energy, Ltd. (a)	77,833	273,327
Bird Construction, Inc.	19,360	156,679
Black Diamond Group, Ltd. (a)	611	1,165
Boardwalk Real Estate Investment Trust	12,552	431,674
Bonavista Energy Corp. (a)	91,203	163,779
Bonterra Energy Corp.	848	10,355
Boralex, Inc. Class A (a)	25,125	471,238
Boyd Group Income Fund	5,061	407,522
Calfrac Well Services, Ltd. (b)	23,653	112,890
Callidus Capital Corp. (a)	13,182	108,048
Canaccord Genuity Group, Inc.	5,676	26,275
Canacol Energy, Ltd. (a) (b)	51,475	184,463
Canadian Solar, Inc. (a) (b)	18,402	310,258
Canadian Western Bank (a)	44,277	1,387,024
Canopy Growth Corp. (a) (b)	91,685	2,176,234
Capstone Mining Corp. (b)	207,558	238,544
Cara Operations, Ltd.	9,096	188,461
Cardinal Energy, Ltd. (a)	32,665	132,699
Cargojet, Inc.	7,426	347,608
Cascades, Inc. (a)	25,645	278,770
Celestica, Inc. (b)	110,177	1,158,971
Centerra Gold, Inc. (b)	102,636	527,536
CES Energy Solutions Corp.	146,039	761,112
Chemtrade Logistics Income Fund	22,372	346,396
Chorus Aviation, Inc.	36,555	281,540
Cineplex, Inc. (a)	34,309	1,022,192
Cogeco, Inc.	4,398	317,701
Colliers International Group, Inc.	29,154	1,765,365
Colossus Minerals, Inc. (b) (c)	390	—
Computer Modelling Group, Ltd.	41,711	319,586
Continental Gold, Inc. (a) (b)	5,423	14,629
Crew Energy, Inc. (b)	6,670	16,769
Crombie Real Estate Investment Trust	18,756	206,579
Dalradian Resources, Inc. (a) (b)	110,251	116,591

Delphi Energy Corp. (a) (b)	12,888	11,623
Denison Mines Corp. (a) (b)	143,987	79,294
DIRTT Environmental Solutions (a) (b)	30,624	164,736
Dorel Industries, Inc. Class B	14,903	369,914
Dream Global Real Estate Investment Trust	30,499	297,456
Dream Office Real Estate Investment Trust	16,216	286,800
DREAM Unlimited Corp. Class A (b)	7,819	48,426
Dundee Precious Metals, Inc. (b)	5,636	13,495
ECN Capital Corp. (a)	222,547	698,040
Eldorado Gold Corp.	423,596	615,304
Endeavour Mining Corp. (b)	27,029	552,898
Endeavour Silver Corp. (a) (b)	5,981	14,416
EnerCare, Inc.	48,346	791,393
Enerflex, Ltd.	41,895	512,925
Enghouse Systems, Ltd.	11,578	568,204
Ensign Energy Services, Inc.	56,299	290,718
Entertainment One, Ltd.	144,309	635,421
Equitable Group, Inc. (a)	6,538	373,093
Exchange Income Corp. (a)	12,846	365,403
Extendicare, Inc. (a)	46,058	336,351
Fiera Capital Corp.	30,787	319,431
Firm Capital Mortgage Investment Corp.	31,239	324,869
First Majestic Silver Corp. (b)	94,907	642,333
First Mining Finance Corp. (a) (b)	365,063	180,645
Fortuna Silver Mines, Inc. (b)	76,997	403,129
Freehold Royalties, Ltd.	52,903	593,230
GASFRAC Energy Services, Inc. (b) (c)	21,904	—
Gibson Energy, Inc. (a)	63,190	916,872
Gluskin Sheff + Associates, Inc. (a)	12,890	171,291
Gran Tierra Energy, Inc. (b)	117,339	319,347
Granite Oil Corp. (a)	13,722	34,169
Granite Real Estate Investment Trust	24,827	975,881
Great Canadian Gaming Corp. (b)	29,284	789,741
Guyana Goldfields, Inc. (b)	79,553	322,542
High Liner Foods, Inc. (a)	5,658	66,968
Home Capital Group, Inc. (a)	23,952	330,906
Horizon North Logistics, Inc. (a)	7,029	8,639
Hudson’s Bay Co. (a)	61,968	557,883
Innergex Renewable Energy, Inc. (a)	57,929	665,771
Interfor Corp. (b)	28,060	472,986
InterRent Real Estate Investment Trust	8,183	59,628
Intertape Polymer Group, Inc.	35,620	610,937
Jamieson Wellness, Inc.	16,510	294,372
Just Energy Group, Inc. (a)	35,986	155,093
Kelt Exploration, Ltd. (b)	58,938	338,213
Killam Apartment Real Estate Investment Trust	20,614	233,953
Kinaxis, Inc. (b)	11,997	735,264
Kinder Morgan Canada, Ltd. (e)	58,339	792,008
Klondex Mines, Ltd. (a) (b)	63,107	164,196
Knight Therapeutics, Inc. (b)	31,512	208,999
Labrador Iron Ore Royalty Corp. (a)	25,637	556,548
Laurentian Bank of Canada	18,407	830,478
Lightstream Resources, Ltd. (b) (c)	64,736	—
Liquor Stores N.A., Ltd.	16,359	139,442

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Lithium Americas Corp. (a) (b)	29,653	$264,592
Lucara Diamond Corp. (a)	113,957	255,572
MAG Silver Corp. (b)	52,526	650,627
Major Drilling Group International, Inc. (a) (b)	46,592	262,532
Martinrea International, Inc.	68,491	876,807
Maxar Technologies, Ltd.	17,613	1,137,511
Medical Facilities Corp. (a)	16,516	187,575
MEG Energy Corp. (a) (b)	88,188	361,775
Morneau Shepell, Inc.	34,368	611,682
Mountain Province Diamonds, Inc. (a) (b)	42,717	116,258
MTY Food Group, Inc.	9,772	437,535
Mullen Group, Ltd. (a)	60,107	755,085
Nemaska Lithium, Inc. (a) (b)	214,044	401,455
Nevsun Resources, Ltd. (a)	108,065	263,920
NexGen Energy, Ltd. (b)	150,831	386,422
North American Palladium, Ltd. (b)	3	18
North West Co., Inc. (a)	28,973	695,333
Northern Dynasty Minerals, Ltd. (a) (b)	168,311	300,903
Northview Apartment Real Estate Investment Trust	15,240	303,961
NorthWest Healthcare Properties Real Estate
Investment Trust	21,509	195,185
Novagold Resources, Inc. (a) (b)	117,264	462,336
NuVista Energy, Ltd. (b)	103,421	661,987
Obsidian Energy, Ltd. (b)	190,543	237,238
Osisko Mining, Inc. (b)	89,339	241,717
Painted Pony Energy, Ltd. (a) (b)	3,481	7,418
Paramount Resources, Ltd. Class A (b)	42,245	654,773
Parex Resources, Inc. (b)	91,531	1,326,632
Pason Systems, Inc. (a)	39,320	570,837
Pengrowth Energy Corp. (a) (b)	236,180	188,499
Pizza Pizza Royalty Corp. (a)	22,523	291,211
Poseidon Concepts Corp. (b) (c)	43,064	—
Precision Drilling Corp. (b)	142,083	432,049
Premier Gold Mines, Ltd. (b)	96,627	277,631
Pretium Resources, Inc. (a) (b)	61,627	705,320
Primero Mining Corp. (a) (b)	2,864	194
ProMetic Life Sciences, Inc. (b) (f)	3,753	3,899
ProMetic Life Sciences, Inc. (a) (b) (f)	268,197	278,268
Pure Industrial Real Estate Trust	58,746	317,419
Quarterhill, Inc.	1,083	2,005
Raging River Exploration, Inc. (b)	131,736	841,125
Redknee Solutions, Inc. (b)	792	689
Rogers Sugar, Inc.	62,838	316,961
Rubicon Minerals Corp. (b)	15	17
Russel Metals, Inc.	33,073	769,974
Sabina Gold & Silver Corp. (b)	113,957	206,459
Sandstorm Gold, Ltd. (a) (b)	105,938	530,979
Savaria Corp.	23,348	339,519
Seabridge Gold, Inc. (a) (b)	2,467	28,097
Secure Energy Services, Inc. (a)	107,019	748,223
SEMAFO, Inc. (b)	140,149	399,323
ShawCor, Ltd. (a)	32,543	712,182
Sherritt International Corp. (a) (b)	21,672	29,750
Sienna Senior Living, Inc. (a)	37,635	547,276
Sierra Wireless, Inc. (b)	17,029	349,292

Silvercorp Metals, Inc. (a)	71,705	187,711
SilverCrest Metals, Inc. (b)	54	77
Slate Office REIT	35,773	232,405
Sleep Country Canada Holdings, Inc. (e)	16,698	445,120
Southern Pacific Resource Corp. (b) (c)	281,142	—
Spartan Energy Corp. (b)	510	2,927
Sprott, Inc.	127,164	247,640
SSR Mining, Inc. (b)	66,363	586,327
Stornoway Diamond Corp. (a) (b)	151,767	79,944
Stuart Olson, Inc.	69	389
Student Transportation, Inc. (a)	37,725	233,043
Summit Industrial Income REIT	39,389	231,062
SunOpta, Inc. (b)	31,902	247,240
Sunshine Oilsands, Ltd. (b)	849,500	33,144
Superior Plus Corp.	60,115	569,508
Surge Energy, Inc. (a)	10,760	17,948
Tamarack Valley Energy, Ltd. (b)	167,805	383,034
Teranga Gold Corp. (b)	32,671	77,965
Theratechnologies, Inc. (a) (b)	53,472	306,420
Timbercreek Financial Corp.	25,400	195,018
TORC Oil & Gas, Ltd. (a)	52,749	317,433
Torex Gold Resources, Inc. (b)	37,489	356,953
Total Energy Services, Inc.	40,977	485,988
TransAlta Corp. (a)	142,411	846,771
Transcontinental, Inc. Class A	40,961	812,061
Trevali Mining Corp. (b)	364,066	441,662
Trican Well Service, Ltd. (b)	201,594	656,454
Tricon Capital Group, Inc. (a)	65,789	606,459
Trinidad Drilling, Ltd. (a) (b)	9,469	12,848
Twin Butte Energy, Ltd. (b) (c)	83,708	—
Uni-Select, Inc.	60,146	1,363,780
Valener, Inc.	10,454	189,481
Wajax Corp.	5,552	109,316
Western Forest Products, Inc. (a)	188,299	368,197
Westshore Terminals Investment Corp.	28,885	606,079
Yellow Pages, Ltd. (b)	586	3,933
ZCL Composites, Inc. (a)	22,670	202,826

		75,450,061

CHINA — 0.2%
APT Satellite Holdings, Ltd. (a)	130,800	57,056
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	118,192
BOE Varitronix, Ltd. (a)	106,000	69,832
China Everbright Water, Ltd.	17,893	5,824
China Gold International Resources Corp., Ltd. (b)	80,897	151,728
China Merchants Land, Ltd.	212,000	39,052
Chong Hing Bank, Ltd.	57,000	122,352
Gemdale Properties & Investment Corp., Ltd. (a)	2,692,000	278,935
Greenland Hong Kong Holdings, Ltd.	190,000	75,589
HC International, Inc. (a)	7,000	5,131
HengTen Networks Group, Ltd. (a) (b)	10,724,000	500,718
Huarong International Financial Holdings, Ltd. (a) (b)	351,000	113,598
Nam Tai Property, Inc. (a)	13,496	169,375

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sino Grandness Food Industry Group, Ltd. (b)	94,972	$14,142

		1,721,524

DENMARK — 0.6%
ALK-Abello A/S	2,333	278,437
Alm Brand A/S	20,049	261,914
Amagerbanken A/S (b) (c)	308,573	—
Ascendis Pharma A/S ADR (b)	12,406	496,984
Bang & Olufsen A/S (b)	29,470	710,561
D/S Norden A/S (b)	13,685	257,129
Forward Pharma A/S ADR (b)	396	1,449
H+H International A/S Class B (b)	30,620	716,067
Matas A/S	13,906	176,057
NNIT A/S (e)	7,786	215,357
OW Bunker A/S (b) (c)	9,828	—
Per Aarsleff Holding A/S Class B	11,613	366,160
Ringkjoebing Landbobank A/S	10,498	544,337
Scandinavian Tobacco Group A/S Class A (e)	29,930	579,253
Solar A/S Class B	1,473	96,927
Spar Nord Bank A/S	34,903	405,862
Zealand Pharma A/S (a) (b)	22,259	305,144

		5,411,638

FINLAND — 0.7%
Ahtium PLC (b) (c)	572,382	—
Caverion Oyj (a) (b)	32,819	232,119
Cramo Oyj	15,782	374,472
F-Secure Oyj	63,981	298,862
Ferratum Oyj	7,193	263,310
Finnair Oyj	28,334	436,181
Kemira Oyj	47,581	657,056
Lehto Group Oyj	16,414	249,528
Oriola-KD Oyj Class B	35,145	118,166
Outotec Oyj (b)	58,316	497,184
Pihlajalinna Oyj	11,448	183,382
PKC Group Oyj (b) (d)	177	5,005
Raisio Oyj Class V	45,554	210,053
Ramirent Oyj	34,260	321,299
Revenio Group Oyj	5,067	219,040
Sanoma Oyj	34,488	450,161
Stockmann Oyj Abp Class B (b)	15,958	83,395
Technopolis Oyj	50,898	255,475
Tikkurila Oyj	20,417	436,643
Tokmanni Group Corp. (a)	21,996	191,493
Uponor Oyj	25,625	516,329
YIT Oyj (a)	71,599	547,668

		6,546,821

FRANCE — 2.1%
AB Science SA (a) (b)	13,799	138,193
Akka Technologies	7,147	397,352
Albioma SA	11,750	296,862
Assystem (a)	2,312	83,065
Beneteau SA	12,995	311,230
Boiron SA	3,283	295,076
Bonduelle SCA	4,919	260,339
Bourbon Corp. (a)	8,875	74,600
Cellectis SA (b)	14,646	419,272
CGG SA (b)	511	2,332

Chargeurs SA	8,526	259,124
Cie des Alpes	5,729	224,818
Coface SA (b)	42,325	453,044
Derichebourg SA	32,664	357,399
Devoteam SA	2,934	263,708
Eramet (b)	4,178	496,828
Esker SA	9,320	573,338
Etablissements Maurel et Prom (b)	1,992	8,611
Gaztransport Et Technigaz SA (a)	11,924	717,349
Genfit (b)	11,076	318,138
GL Events	23,804	700,304
Guerbet	3,007	286,337
Haulotte Group SA	3,224	62,445
ID Logistics Group (b)	1,246	202,286
Innate Pharma SA (b)	21,095	120,322
Interparfums SA	2,234	92,683
IPSOS	14,835	546,886
Jacquet Metal Service	30,325	1,001,392
Kaufman & Broad SA	8,118	386,317
Lectra	14,881	449,408
LNA Sante SA	7,387	522,461
Maisons du Monde SA (e)	19,570	887,112
Manitou BF SA	6,035	221,028
Marie Brizard Wine & Spirits SA (a) (b)	14,281	215,730
Mercialys SA REIT	19,155	424,260
Mersen SA	23,038	1,032,975
Nanobiotix (b)	13,618	242,508
Naturex (b)	3,513	373,625
Neopost SA	18,445	531,570
Nicox (a) (b)	17,697	215,481
Parrot SA (a) (b)	6,814	72,167
Pierre & Vacances SA (b)	1,058	58,225
Rallye SA	10,879	193,732
SOITEC (b)	9,165	654,267
Solocal Group (b)	203,415	202,736
Solutions 30 SE (b)	21,133	647,101
SRP Groupe SA (a) (b) (e)	587	4,469
Ste Industrielle d’Aviation Latecoere SA (b)	53,924	369,734
Talend SA ADR (b)	9,184	344,216
Technicolor SA	218,129	751,737
Valneva SE (b)	45,510	151,376
Virbac SA (a) (b)	1,884	279,395

		18,194,963

GERMANY — 3.2%
ADVA Optical Networking SE (a) (b)	12,211	88,520
AIXTRON SE (b)	61,870	860,319
Amadeus Fire AG	3,196	296,313
Aumann AG (b) (e)	3,390	260,200
AURELIUS SE & Co. KGaA (a)	15,544	1,063,172
Bauer AG	5,487	197,664
BayWa AG	2,323	89,458
Bertrandt AG	2,852	348,119
bet-at-home.com AG	1,788	223,399
Bilfinger SE	16,273	773,125
Biotest AG Preference Shares	11,624	281,954
Borussia Dortmund GmbH & Co. KGaA	39,979	294,090

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

CANCOM SE	8,886	$740,520
Capital Stage AG	64,799	502,812
Cewe Stiftung & Co. KGaA	3,208	339,183
Deutsche Beteiligungs AG	6,375	360,134
Deutsche Pfandbriefbank AG (e)	36,479	585,221
Deutz AG	61,908	563,416
DIC Asset AG	66,440	840,096
Draegerwerk AG & Co. KGaA	2,294	168,281
Draegerwerk AG & Co. KGaA Preference Shares	1,508	130,921
Elmos Semiconductor AG	10,212	283,020
ElringKlinger AG (a)	8,445	189,379
GFT Technologies SE	11,949	187,174
Grammer AG	7,536	469,203
Hamborner REIT AG	45,766	543,953
Heidelberger Druckmaschinen AG (b)	116,656	402,732
HELMA Eigenheimbau AG	2,582	136,731
Hornbach Holding AG & Co. KGaA	2,568	228,252
Hypoport AG (a) (b)	1,955	341,218
Indus Holding AG	28,192	2,014,251
Isra Vision AG	808	206,274
Jenoptik AG	75,440	2,495,257
Kloeckner & Co. SE	35,676	440,821
Koenig & Bauer AG	8,773	661,890
KSB AG Preference Shares	259	157,992
LPKF Laser & Electronics AG (b)	10,139	113,714
Medigene AG (b)	14,810	226,388
MLP SE	26,763	180,867
Nordex SE (b)	39,314	418,926
Norma Group SE	15,741	1,057,933
PATRIZIA Immobilien AG (b)	56,478	1,311,276
Pfeiffer Vacuum Technology AG	2,176	408,011
QSC AG	2,039	3,687
RIB Software SE	16,792	500,466
SAF-Holland SA	15,998	344,539
SGL Carbon SE (b)	23,706	324,230
SLM Solutions Group AG (b)	5,818	333,594
SMA Solar Technology AG	3,607	155,905
STRATEC Biomedical AG	3,009	234,280
SUESS MicroTec SE (b)	10,643	212,661
Surteco SE	8,387	270,913
Takkt AG	16,553	374,977
Technotrans AG	4,021	213,899
Tele Columbus AG (b) (e)	28,541	317,016
TLG Immobilien AG	22,085	587,278
Trivago NV ADR (a) (b)	20,026	136,978
Vossloh AG (b)	4,201	236,085
VTG AG	4,289	245,975
Wacker Neuson SE	9,816	354,496
Washtec AG	6,118	578,169
XING SE	1,682	542,504
Zeal Network SE	5,185	133,426
zooplus AG (b)	2,678	483,326

		28,066,583

GREECE — 0.0% (g)
TT Hellenic Postbank SA (b) (c)	129,076	—

HONG KONG — 2.5%
Beijing Gas Blue Sky Holdings, Ltd. (b)	3,608,000	235,386
Cafe de Coral Holdings, Ltd.	177,191	486,197
Century Sunshine Group Holdings, Ltd. (b)	114,998	3,192
China Baoli Technologies Holdings, Ltd. (a) (b)	6,148,200	93,592
China Cord Blood Corp. (b)	46,516	462,834
China Goldjoy Group, Ltd.	4,144,000	344,569
China Household Holdings, Ltd. (b) (d)	780,000	50,887
China Innovationpay Group, Ltd. (b)	2,412,000	132,675
China LNG Group, Ltd. (a) (b)	415,499	68,034
China LotSynergy Holdings, Ltd. (b)	460,000	9,003
China Ocean Resources Co., Ltd. (a) (b) (d)	26,593	1,565
China Regenerative Medicine International, Ltd. (a) (b)	5,968,056	125,968
China Ruifeng Renewable Energy Holdings, Ltd. (b)	71,200	6,011
China Smarter Energy Group Holdings, Ltd. (a) (b)	2,014,000	257,634
China Strategic Holdings, Ltd. (b)	5,918,367	62,838
China Water Industry Group, Ltd. (a) (b)	440,000	95,122
Chow Sang Sang Holdings International, Ltd.	254,939	615,717
CK Life Sciences Int’l Holdings, Inc.	2,704,000	207,540
Common Splendor International Health Industry Group, Ltd. (a) (b)	2,300,000	203,011
Digital Domain Holdings, Ltd. (a) (b)	2,476,696	55,127
Enerchina Holdings, Ltd. (a)	381,385	27,809
Esprit Holdings, Ltd. (a) (b)	918,935	491,365
Evergrande Health Industry Group, Ltd. (a) (b)	1,260,000	498,049
Fairwood Holdings, Ltd.	155,000	634,490
FDG Electric Vehicles, Ltd. (a) (b)	7,477,493	315,655
Freeman FinTech Corp., Ltd. (b)	4,880,000	324,613
Future World Financial Holdings, Ltd. (b)	34,303	1,580
G-Resources Group, Ltd. (b)	3,880,790	48,154
GCL New Energy Holdings, Ltd. (b)	3,722,000	261,868
Giordano International, Ltd.	1,394,000	741,821
Global Brands Group Holding, Ltd. (b)	2,174,000	177,985
HKBN, Ltd.	542,413	685,536
HKR International, Ltd. (a)	2,215,259	1,385,724
HMV Digital China Group, Ltd. (a) (b)	7,960,000	250,491
Honbridge Holdings, Ltd. (a) (b)	1,382,000	307,610
Hopewell Highway Infrastructure, Ltd.	588,500	374,903
Hutchison Telecommunications Hong Kong Holdings, Ltd.	776,000	311,698
K Wah International Holdings, Ltd.	1,682,548	919,049
Kong Sun Holdings, Ltd. (b)	75,000	2,974
Lai Sun Development Co., Ltd.	139,200	236,829
Landing International Development, Ltd. (b)	32,406,000	1,285,081
Lee’s Pharmaceutical Holdings, Ltd.	212,000	185,767
Noble Group, Ltd. (b)	22,019	3,295
O Luxe Holdings, Ltd. (a) (b)	900,000	183,056
Pacific Basin Shipping, Ltd. (a) (b)	1,752,000	378,760
Pacific Textiles Holdings, Ltd. (a)	480,000	506,569

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Panda Green Energy Group, Ltd. (a) (b)	2,212,000	$277,303
PAX Global Technology, Ltd. (a)	363,000	162,524
Peace Mark Holdings, Ltd. (b) (c)	504,228	—
Pico Far East Holdings, Ltd. (a)	202,000	80,621
Playmates Toys, Ltd.	108,000	16,026
Prosperity REIT	590,000	252,082
Road King Infrastructure, Ltd.	609,482	1,050,979
Sa Sa International Holdings, Ltd. (a)	718,000	276,461
Shun Tak Holdings, Ltd.	1,250,849	488,032
Singamas Container Holdings, Ltd.	900,000	184,207
SmarTone Telecommunications Holdings, Ltd.	224,631	270,685
SMI Holdings Group, Ltd.	604,081	316,827
Spring Real Estate Investment Trust	258,000	112,213
Stella International Holdings, Ltd.	201,500	304,159
Summit Ascent Holdings, Ltd. (b)	26,000	2,960
Sun Hung Kai & Co., Ltd.	342,000	218,308
SUNeVision Holdings, Ltd.	286,000	217,318
Sunlight Real Estate Investment Trust	167,000	114,505
Superb Summit International Group, Ltd. (a) (b) (c)	1,685,500	—
Television Broadcasts, Ltd. (a)	164,716	592,087
Texhong Textile Group, Ltd.	225,500	292,501
Texwinca Holdings, Ltd.	674,850	371,209
Tongda Group Holdings, Ltd. (a)	2,170,000	555,179
Tou Rong Chang Fu Group, Ltd. (b)	2,372,000	36,715
Town Health International Medical Group, Ltd. (a) (d)	1,848,000	163,115
Towngas China Co., Ltd. (b)	461,000	370,343
Truly International Holdings, Ltd. (a)	778,000	336,387
Value Partners Group, Ltd. (a)	426,000	452,304
Viva China Holdings, Ltd. (b)	1,848,000	184,391
Yuexiu Real Estate Investment Trust	1,129,000	739,447

		22,496,521

IRELAND — 0.8%
Amarin Corp. PLC ADR (a) (b)	148,800	596,688
C&C Group PLC	159,425	545,597
Cairn Homes PLC (b)	379,143	890,063
Dalata Hotel Group PLC (b)	81,019	613,398
Fly Leasing, Ltd. ADR (a) (b)	24,297	313,674
Green REIT PLC	319,099	595,836
Greencore Group PLC	373,589	1,160,840
Hibernia REIT PLC	379,932	695,283
Hostelworld Group PLC (e)	52,326	271,103
Irish Continental Group PLC	77,223	534,121
Irish Residential Properties REIT PLC	356,208	641,602
Origin Enterprises PLC	59,973	456,579
Trinity Biotech PLC ADR (a) (b)	19,915	101,766

		7,416,550

ISRAEL — 1.8%
Africa Israel Properties, Ltd. (b)	2,582	63,872
Airport City, Ltd. (b)	44,053	553,254
Alony Hetz Properties & Investments, Ltd.	33,792	363,554
Amot Investments, Ltd.	52,687	316,427
Bayside Land Corp.	692	345,636
Caesarstone, Ltd. (b)	11,026	242,572
Cellcom Israel, Ltd. (b)	33,327	344,535

Ceragon Networks, Ltd. (a) (b)	47,068	93,195
Clal Insurance Enterprises Holdings, Ltd. (b)	16,660	300,649
CyberArk Software, Ltd. (b)	14,605	604,501
Delek Automotive Systems, Ltd.	20,755	155,260
Delta-Galil Industries, Ltd.	5,629	195,057
Electra, Ltd.	2,188	529,408
First International Bank Of Israel, Ltd.	26,562	552,105
Gazit-Globe, Ltd.	49,389	525,238
Harel Insurance Investments & Financial Services, Ltd.	43,983	322,938
IDI Insurance Co., Ltd.	6,955	466,384
Inrom Construction Industries, Ltd.	74,248	352,671
Israel Corp., Ltd. (b)	1,555	263,776
Israel Discount Bank, Ltd. Class A (b)	1	3
Ituran Location and Control, Ltd.	13,796	471,823
Jerusalem Economy, Ltd. (b)	132,270	365,989
Jerusalem Oil Exploration (b)	5,595	341,665
Kornit Digital, Ltd. (a) (b)	18,481	298,468
Matrix IT, Ltd.	15,370	193,871
Mazor Robotics, Ltd. (b)	17,601	478,753
Migdal Insurance & Financial Holding, Ltd.	184,478	207,187
Norstar Holdings, Inc.	6,955	142,520
Nova Measuring Instruments, Ltd. (b)	25,789	680,224
Oil Refineries, Ltd.	1,019,679	488,743
Orbotech, Ltd. (b)	25,470	1,279,613
Partner Communications Co., Ltd. (b)	56,186	351,360
Paz Oil Co., Ltd.	5,834	1,011,642
Radware, Ltd. (b)	27,181	527,311
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,683	249,012
Reit 1, Ltd.	119,625	520,655
Sapiens International Corp. NV	26,174	302,479
Shikun & Binui, Ltd.	82,413	183,952
Shufersal, Ltd.	59,821	398,043
SodaStream International, Ltd. (b)	11,424	803,564

		15,887,909

ITALY — 1.2%
Ascopiave SpA	38,428	163,628
Astaldi SpA (a)	4,870	12,398
Banca Carige SpA (b)	163,803	1,593
Banca Farmafactoring SpA (a) (b) (e)	46,709	358,964
Banca Monte dei Paschi di Siena SpA (a) (b)	522	2,453
Banca Popolare di Sondrio SCPA	197,959	723,587
BasicNet SpA	26,827	118,547
Beni Stabili SpA SIIQ	382,570	354,190
Brunello Cucinelli SpA	12,647	410,188
Cairo Communication SpA (a)	36,131	160,963
Cementir Holding SpA	34,426	312,108
CIR-Compagnie Industriali Riunite SpA	88,005	123,113
Credito Valtellinese SpA (b)	2,339	3,407
Danieli & C Officine Meccaniche SpA	17,630	293,418
Datalogic SpA	8,004	296,217
doBank SpA (b) (e)	22,125	359,992
Ei Towers SpA	17,954	1,153,415
Esprinet SpA (a)	44,774	221,295

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Fila SpA (a)	10,902	$257,633
Fincantieri SpA (b)	250,251	376,228
GEDI Gruppo Editoriale SpA (b)	2,637	2,221
Immobiliare Grande Distribuzione SIIQ SpA	158,851	183,881
Italmobiliare SpA	2,283	65,383
Juventus Football Club SpA (b)	201,389	184,878
Maire Tecnimont SpA (a)	64,959	336,816
MARR SpA (a)	12,718	328,649
Massimo Zanetti Beverage Group SpA (e)	11,249	99,958
OVS SpA (e)	73,977	493,460
Piaggio & C SpA	86,647	239,305
RAI Way SpA (e)	49,751	303,186
Safilo Group SpA (b)	598	3,422
Salini Impregilo SpA	91,581	353,885
Societa Cattolica di Assicurazioni SC	75,858	824,367
Sogefi SpA (b)	35,303	169,991
Tamburi Investment Partners SpA	68,623	457,746
Technogym SpA (e)	37,705	365,605
Vittoria Assicurazioni SpA	7,802	111,674

		10,227,764

JAPAN — 36.9%
3-D Matrix, Ltd. (b)	3,900	27,731
77 Bank, Ltd.	38,000	960,035
A/S One Corp.	3,800	238,154
Access Co., Ltd. (a) (b)	14,000	147,146
Achilles Corp.	3,100	65,605
Adastria Co., Ltd.	22,700	459,239
ADEKA Corp.	42,800	754,177
Advanced Media, Inc. (b)	15,100	257,632
Adways, Inc. (a)	10,500	57,696
Aeon Delight Co., Ltd.	12,300	460,772
AEON REIT Investment Corp.	474	498,615
Ahresty Corp.	8,100	65,433
Ai Holdings Corp.	21,100	510,034
Aichi Steel Corp.	3,200	128,398
Aida Engineering, Ltd.	31,100	380,985
Aiful Corp. (b)	124,876	429,001
Akatsuki, Inc. (a) (b)	2,300	135,366
Akebono Brake Industry Co., Ltd. (a) (b)	72,800	199,045
Alconix Corp.	13,900	292,560
Alpine Electronics, Inc. (a)	22,200	459,766
Altech Corp.	13,800	272,080
Amano Corp.	31,100	813,597
Amiyaki Tei Co., Ltd.	1,700	80,133
AnGes, Inc. (a) (b)	48,800	268,151
Anicom Holdings, Inc.	10,800	348,495
Anritsu Corp.	65,800	744,156
AOKI Holdings, Inc.	9,800	144,064
Aomori Bank, Ltd.	7,600	241,527
Aoyama Trading Co., Ltd.	21,900	818,455
Arakawa Chemical Industries, Ltd.	11,100	228,405
Arata Corp.	7,300	397,887
Arcland Sakamoto Co., Ltd.	13,300	215,586
Arcs Co., Ltd.	25,700	599,553
Argo Graphics, Inc.	8,200	248,584
Arisawa Manufacturing Co., Ltd.	13,600	148,978

Artnature, Inc.	2,300	15,987
Asahi Diamond Industrial Co., Ltd.	29,900	341,601
Asahi Holdings, Inc.	44,873	843,286
Asia Pile Holdings Corp.	6,600	42,477
ASKA Pharmaceutical Co., Ltd.	11,000	194,709
ASKUL Corp. (a)	11,800	334,674
Ateam, Inc. (a)	6,400	153,964
Atom Corp.	14,900	123,803
Aucnet, Inc.	20,300	258,773
Autobacs Seven Co., Ltd.	43,900	842,537
Avex, Inc.	18,900	269,281
Awa Bank, Ltd.	239,000	1,525,442
Axial Retailing, Inc.	6,900	259,707
Bando Chemical Industries, Ltd.	32,700	383,750
Bank of Iwate, Ltd.	1,800	71,744
Bank of Nagoya, Ltd. (a)	19,960	778,732
Bank of Okinawa, Ltd.	29,300	1,193,848
Bank of the Ryukyus, Ltd.	86,020	1,292,782
Belc Co., Ltd.	6,300	379,734
Belluna Co., Ltd.	25,800	317,891
Benefit One, Inc.	15,400	322,491
BML, Inc.	15,200	378,482
Broadleaf Co., Ltd.	28,500	265,140
Bunka Shutter Co., Ltd.	42,000	404,527
Can Do Co., Ltd.	23,500	377,168
Capcom Co., Ltd.	24,900	790,213
Central Glass Co., Ltd.	53,769	1,143,635
Chiome Bioscience, Inc. (a) (b)	22,200	68,778
Chiyoda Co., Ltd.	19,800	532,570
Chiyoda Corp. (a)	105,100	774,372
Chiyoda Integre Co., Ltd.	5,600	136,458
Chofu Seisakusho Co., Ltd.	12,600	290,924
Chubu Shiryo Co., Ltd.	13,800	306,748
Chudenko Corp.	4,600	133,937
Chugoku Marine Paints, Ltd.	34,900	292,150
Ci:z Holdings Co., Ltd.	21,800	1,112,739
CKD Corp.	25,000	563,249
Clarion Co., Ltd.	59,000	219,450
CMK Corp.	35,400	320,847
Cocokara fine, Inc.	14,600	943,524
COLOPL, Inc. (a)	38,300	416,149
Colowide Co., Ltd. (a)	29,500	596,547
Comforia Residential REIT, Inc.	293	626,575
COOKPAD, Inc. (a)	21,266	114,589
Cosmo Energy Holdings Co., Ltd.	34,800	1,314,461
Create Restaurants Holdings, Inc.	15,500	182,863
Create SD Holdings Co., Ltd.	12,300	330,293
CYBERDYNE, Inc. (a) (b)	36,700	632,354
D.A. Consortium Holdings, Inc.	14,000	276,893
D.Western Therapeutics Institute, Inc. (b)	3,700	16,817
Dai Nippon Toryo Co., Ltd.	13,800	220,751
Dai-Dan Co., Ltd.	13,900	372,641
Daibiru Corp.	24,300	306,312
Daido Metal Co., Ltd.	27,800	275,162
Daihen Corp.	48,000	455,073
Daiho Corp.	82,000	408,362
Daiken Corp.	9,900	258,375
Daikyonishikawa Corp.	19,100	309,262

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	$440,586
Daio Paper Corp. (a)	49,400	653,404
Daiseki Co., Ltd.	13,700	381,265
Daishi Bank, Ltd.	19,200	874,354
Daishinku Corp.	1,800	27,196
Daito Bank, Ltd.	4,100	59,726
Daito Pharmaceutical Co., Ltd.	8,600	243,533
Daiwabo Holdings Co., Ltd.	10,600	436,138
DCM Holdings Co., Ltd. (a)	76,993	717,644
Denyo Co., Ltd.	3,800	68,005
Descente, Ltd.	14,000	241,971
Dexerials Corp.	32,600	422,223
Digital Arts, Inc.	8,300	331,926
Digital Garage, Inc.	17,800	470,558
Dip Corp.	16,100	416,185
Doshisha Co., Ltd.	12,900	274,605
Doutor Nichires Holdings Co., Ltd.	65,172	1,610,064
DTS Corp.	33,462	1,090,151
Duskin Co., Ltd.	22,600	596,447
DyDo Group Holdings, Inc.	4,100	216,556
Dynam Japan Holdings Co., Ltd.	6,400	9,366
Eagle Industry Co., Ltd.	14,200	265,722
Earth Chemical Co., Ltd.	10,600	534,470
EDION Corp. (a)	104,000	1,211,256
Ehime Bank, Ltd.	95,140	1,137,626
Eighteenth Bank, Ltd.	308,730	794,778
Eiken Chemical Co., Ltd.	10,300	493,742
Eizo Corp.	11,500	542,077
Elecom Co., Ltd.	8,600	198,567
en-japan, Inc.	13,900	655,206
Enplas Corp.	5,300	220,186
EPS Holdings, Inc.	19,800	447,499
eRex Co., Ltd. (a)	26,400	248,884
ESPEC Corp.	16,200	408,991
euglena Co., Ltd. (a) (b)	3,900	36,490
Exedy Corp.	17,400	538,296
F@N Communications, Inc.	2,300	18,335
Fancl Corp.	37,100	1,096,698
FCC Co., Ltd.	46,128	1,213,291
Feed One Co., Ltd.	50,400	118,562
Ferrotec Holdings Corp.	10,400	212,339
Fields Corp.	3,500	37,532
Financial Products Group Co., Ltd.	27,900	339,060
Foster Electric Co., Ltd.	14,700	365,119
Fudo Tetra Corp.	88,400	143,606
Fuji Co., Ltd.	11,900	256,592
Fuji Kyuko Co., Ltd.	13,500	388,881
Fuji Machine Manufacturing Co., Ltd.	41,800	803,347
Fuji Pharma Co., Ltd.	3,500	134,998
Fuji Seal International, Inc.	19,100	624,798
Fuji Soft, Inc.	18,200	584,856
Fujibo Holdings, Inc.	7,200	238,083
Fujicco Co., Ltd.	10,000	223,080
Fujimi, Inc.	11,200	235,931
Fujimori Kogyo Co., Ltd.	7,500	266,644
Fujita Kanko, Inc. (a)	4,399	138,042
Fujitec Co., Ltd.	38,800	560,387
Fujiya Co., Ltd. (a)	6,800	158,093

Fukuda Corp.	4,000	240,746
Fukui Bank, Ltd.	12,900	309,875
Fukuoka Corp. REIT	837	1,249,742
Fukushima Industries Corp.	8,400	370,972
Fukuyama Transporting Co., Ltd.	19,400	733,635
FULLCAST Holdings Co., Ltd.	13,500	276,951
Funai Soken Holdings, Inc.	21,300	477,241
Furukawa Co., Ltd.	17,838	366,103
Fuso Chemical Co., Ltd.	12,700	344,980
Futaba Corp.	13,400	279,776
Futaba Industrial Co., Ltd.	30,900	287,742
Fuyo General Lease Co., Ltd.	9,600	636,591
G-Tekt Corp.	15,400	316,749
Genky DrugStores Co., Ltd. (a) (b)	5,100	185,846
Geo Holdings Corp.	20,200	391,806
Giken, Ltd. (a)	8,900	233,146
Global One Real Estate Investment Corp.	87	308,535
GLOBERIDE, Inc.	6,800	132,559
GMO internet, Inc. (a)	31,500	536,045
GNI Group, Ltd. (a) (b)	51,000	268,469
Goldwin, Inc.	4,000	317,088
Gree, Inc.	47,200	296,650
GS Yuasa Corp.	205,000	1,020,905
Gulliver International Co., Ltd. (a)	32,600	231,514
Gumi, Inc. (a) (b)	22,400	213,561
Gunosy, Inc. (b)	8,653	263,853
Gunze, Ltd.	9,200	526,764
Gurunavi, Inc.	8,900	105,710
Hankyu REIT, Inc.	119	137,645
Hanwa Co., Ltd.	17,600	813,990
Happinet Corp.	3,700	71,996
Hazama Ando Corp.	97,200	761,033
Hearts United Group Co., Ltd. (a)	6,200	94,004
Heiwa Real Estate Co., Ltd.	16,100	290,415
Heiwa Real Estate REIT, Inc.	396	329,033
Heiwado Co., Ltd.	19,800	411,819
Hibiya Engineering, Ltd.	7,500	160,053
Hiday Hidaka Corp.	9,700	297,071
Hiramatsu, Inc.	16,600	83,995
Hirata Corp. (a)	3,400	351,620
Hitachi Zosen Corp.	162,700	856,468
Hito Communications, Inc. (a)	14,100	362,983
Hodogaya Chemical Co., Ltd. (a)	4,000	211,629
Hogy Medical Co., Ltd.	5,400	409,374
Hokkaido Electric Power Co., Inc. (b)	108,500	714,665
Hokkaido Gas Co., Ltd.	12,000	31,957
Hokkoku Bank, Ltd.	16,300	648,961
Hokuetsu Bank, Ltd.	38,300	883,297
Hokuetsu Kishu Paper Co., Ltd.	50,100	299,310
Hokuhoku Financial Group, Inc.	45,800	716,375
Hokuriku Electric Industry Co., Ltd.	9,400	145,694
Hokuto Corp.	8,200	149,296
Hoshino Resorts REIT, Inc.	69	335,047
Hosiden Corp.	53,300	787,316
Hosokawa Micron Corp.	4,800	344,714
Hulic, Inc. REIT	323	470,235
Hyakugo Bank, Ltd.	112,100	534,378
Hyakujushi Bank, Ltd.	163,000	541,163

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

IBJ Leasing Co., Ltd.	13,500	$345,260
Ichibanya Co., Ltd.	5,600	225,690
Ichigo Hotel Real Estate Investment Corp.	235	254,922
Ichigo Office REIT Investment	566	388,387
Ichigo, Inc.	116,700	442,352
Idec Corp.	14,500	345,477
Iino Kaiun Kaisha, Ltd.	95,280	537,087
Inaba Denki Sangyo Co., Ltd.	3,000	140,080
Inabata & Co., Ltd.	3,400	51,581
Industrial & Infrastructure Fund Investment Corp. REIT	156	670,253
Infomart Corp.	45,600	272,426
Intage Holdings, Inc.	8,000	104,039
Internet Initiative Japan, Inc.	15,000	274,168
Invesco Office J-REIT, Inc.	302	293,555
Invincible Investment Corp. REIT	1,745	742,767
Iriso Electronics Co., Ltd.	10,300	615,348
Iseki & Co., Ltd.	5,600	141,330
Ishihara Sangyo Kaisha, Ltd. (b)	8,400	158,903
Istyle, Inc.	37,800	295,286
Itfor, Inc.	39,400	297,292
Itochu Enex Co., Ltd.	28,400	273,790
Itoki Corp.	29,100	215,699
Iwasaki Electric Co., Ltd.	2,700	40,266
Iwatani Corp.	53,000	1,707,856
J Trust Co., Ltd.	14,800	96,433
Jaccs Co., Ltd.	15,000	350,999
Japan Asset Marketing Co., Ltd. (b)	37,900	42,391
Japan Aviation Electronics Industry, Ltd.	35,000	592,499
Japan Cash Machine Co., Ltd.	3,200	32,298
Japan Communications, Inc. (a) (b)	2,600	2,447
Japan Display, Inc. (a) (b)	146,910	297,341
Japan Excellent, Inc.	708	823,957
Japan Logistics Fund, Inc.	616	1,136,305
Japan Material Co., Ltd.	14,800	537,346
Japan Petroleum Exploration Co., Ltd.	16,400	435,004
Japan Pulp & Paper Co., Ltd.	7,900	303,307
Japan Rental Housing Investments, Inc.	573	418,115
Japan Securities Finance Co., Ltd.	26,300	149,185
Japan Steel Works, Ltd.	30,900	994,341
Japan Tissue Engineering Co., Ltd. (a) (b)	7,600	82,713
Japan Wool Textile Co., Ltd.	22,400	216,146
JCR Pharmaceuticals Co., Ltd.	10,500	494,940
JCU Corp.	7,000	341,145
Jeol, Ltd.	41,000	232,570
JIG-SAW, Inc. (a) (b)	2,800	127,759
JINS, Inc. (a)	6,600	348,016
Joshin Denki Co., Ltd.	13,500	480,559
Joyful Honda Co., Ltd.	22,900	712,512
JSP Corp.	8,100	277,550
Juki Corp.	33,400	552,071
Juroku Bank, Ltd.	19,400	571,753
Justsystems Corp.	16,300	310,518
JVC Kenwood Corp.	79,200	272,085
Kadokawa Dwango (b)	2,700	33,340
Kaga Electronics Co., Ltd.	6,400	174,700

Kameda Seika Co., Ltd.	8,400	385,513
Kanamoto Co., Ltd.	18,100	561,558
Kanematsu Corp.	118,299	1,636,128
Kansai Super Market, Ltd.	5,500	60,151
Kanto Denka Kogyo Co., Ltd.	24,000	291,664
Kasai Kogyo Co., Ltd.	8,000	131,949
Katakura Industries Co., Ltd. (a)	65,674	896,641
Kato Sangyo Co., Ltd.	15,800	579,263
KAWADA TECHNOLOGIES, Inc. (a)	1,300	73,511
Keihin Corp.	14,000	285,095
Keiyo Bank, Ltd.	152,000	696,245
Keiyo Co., Ltd. (a)	31,800	192,804
Kenedix Residential Investment Corp.	125	362,850
Kenedix Retail REIT Corp.	255	527,430
Kenedix, Inc. (a)	106,400	651,718
Kenko Mayonnaise Co., Ltd. (a)	12,900	466,644
Key Coffee, Inc.	6,100	117,830
KH Neochem Co., Ltd.	17,200	440,497
Kintetsu World Express, Inc.	15,300	317,273
Kisoji Co., Ltd.	10,300	254,368
Kissei Pharmaceutical Co., Ltd.	23,000	652,330
Kito Corp.	16,200	255,116
Kitz Corp.	143,900	1,115,177
Kiyo Bank, Ltd.	88,360	1,470,706
KLab, Inc. (a)	16,700	265,362
Koa Corp.	18,700	386,450
Kobe Bussan Co., Ltd.	5,700	218,589
Kohnan Shoji Co., Ltd.	14,300	308,723
Kokuyo Co., Ltd.	56,117	1,042,635
KOMEDA Holdings Co., Ltd.	21,800	401,360
Komeri Co., Ltd.	10,300	298,074
Komori Corp.	75,636	1,064,880
Konishi Co., Ltd.	14,600	273,726
Konoike Transport Co., Ltd.	14,100	249,957
Kotobuki Spirits Co., Ltd.	21,400	1,193,005
Kourakuen Holdings Corp. (a)	8,000	130,528
Kumagai Gumi Co., Ltd.	18,200	508,921
Kumiai Chemical Industry Co., Ltd.	50,700	341,601
Kura Corp.	5,700	333,955
Kurabo Industries, Ltd.	347,700	1,129,678
Kureha Corp.	8,200	595,437
Kusuri no Aoki Holdings Co., Ltd.	9,800	519,361
KYB Corp.	24,683	1,443,950
Kyoei Steel, Ltd.	4,000	76,378
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,000	299,707
Kyokuyo Co., Ltd. (a)	2,200	83,879
KYORIN Holdings, Inc.	31,500	590,573
Kyoritsu Maintenance Co., Ltd.	12,900	521,611
Kyosan Electric Manufacturing Co., Ltd.	12,000	77,870
Kyoto Kimono Yuzen Co., Ltd. (a)	19,200	132,431
LAC Co., Ltd.	6,900	99,473
LaSalle Logiport REIT	366	374,610
Lasertec Corp.	22,400	565,916
LEC, Inc.	8,200	218,157
Leopalace21 Corp.	132,300	1,028,804
Life Corp.	14,600	393,999
LIFULL Co., Ltd. (a)	32,100	287,233
Lintec Corp.	13,900	388,065

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

LIXIL VIVA Corp.	11,200	$192,781
M&A Capital Partners Co., Ltd. (a) (b)	4,200	274,780
Macnica Fuji Electronics Holdings, Inc.	16,900	368,605
Macromill, Inc. (a)	10,800	258,184
Maeda Road Construction Co., Ltd.	30,000	688,415
Makino Milling Machine Co., Ltd.	143,000	1,448,407
Mandom Corp.	17,000	557,612
Mani, Inc.	10,900	331,886
Marudai Food Co., Ltd.	309,656	1,390,909
Maruha Nichiro Corp.	35,720	1,078,100
Marusan Securities Co., Ltd.	62,838	563,952
Maruwa Co., Ltd.	1,900	127,341
Marvelous, Inc. (a)	20,400	188,336
Matsui Construction Co., Ltd.	34,900	302,993
Matsuya Co., Ltd.	29,100	400,916
Max Co., Ltd.	20,400	292,282
Maxell Holdings, Ltd.	26,400	564,091
MCJ Co., Ltd.	20,300	212,641
MCUBS MidCity Investment Corp.	505	336,218
Mebuki Financial Group, Inc.	1,500	6,352
Medinet Co., Ltd. (a) (b)	84,200	97,168
Megachips Corp. (a)	11,100	333,049
Meidensha Corp.	138,000	570,866
Meiko Electronics Co., Ltd. (a)	12,767	242,307
Meitec Corp.	13,700	719,964
Melco Holdings, Inc.	4,000	137,594
Menicon Co., Ltd.	17,600	490,581
Michinoku Bank, Ltd. (a)	39,920	635,743
Micronics Japan Co., Ltd. (a)	2,300	23,766
Milbon Co., Ltd.	14,600	491,203
Mirai Corp. REIT	147	235,017
Mirait Holdings Corp.	44,260	658,891
Miroku Jyoho Service Co., Ltd.	13,800	372,410
Mitsuba Corp.	19,300	290,228
Mitsubishi Logisnext Co., Ltd.	10,900	96,566
Mitsubishi Pencil Co., Ltd.	27,400	600,295
Mitsubishi Shokuhin Co., Ltd.	8,000	234,709
Mitsuboshi Belting, Ltd.	30,000	412,250
Mitsui Engineering & Shipbuilding Co., Ltd.	31,100	466,017
Mitsui Fudosan Logistics Park, Inc. REIT	65	206,569
Mitsui High-Tec, Inc. (a)	12,400	224,884
Mitsui Sugar Co., Ltd.	32,600	1,377,506
Mitsui-Soko Holdings Co., Ltd. (b)	209,000	714,292
Miyaji Engineering Group, Inc.	2,600	61,648
Miyazaki Bank, Ltd.	29,480	1,006,219
Mizuno Corp.	7,800	229,534
Mochida Pharmaceutical Co., Ltd.	9,100	697,142
Modec, Inc.	9,000	232,490
Monex Group, Inc.	96,400	273,839
Monogatari Corp. (a)	1,400	133,351
Mori Trust Hotel Reit, Inc. REIT	172	217,729
Morinaga Milk Industry Co., Ltd.	19,400	878,296
Morita Holdings Corp.	22,000	414,221
MOS Food Services, Inc.	11,800	360,337
Musashi Seimitsu Industry Co., Ltd.	14,000	447,403
Musashino Bank, Ltd.	34,080	1,139,025
Nachi-Fujikoshi Corp.	129,000	865,726

Nagaileben Co., Ltd.	11,900	299,164
Nakanishi, Inc.	25,180	1,314,322
Namura Shipbuilding Co., Ltd.	6,300	38,868
NanoCarrier Co., Ltd. (b)	9,800	56,112
Nanto Bank, Ltd.	13,900	373,875
NEC Networks & System Integration Corp.	14,100	371,119
NET One Systems Co., Ltd.	82,700	1,271,517
Neturen Co., Ltd.	110,083	1,207,835
Nichi-iko Pharmaceutical Co., Ltd.	23,800	367,405
Nichias Corp.	76,000	1,012,659
Nichiban Co., Ltd.	10,000	281,403
Nichicon Corp.	40,300	527,674
Nichiha Corp.	17,100	717,244
NichiiGakkan Co., Ltd.	60,700	775,387
Nichireki Co., Ltd.	11,000	141,980
Nihon Dempa Kogyo Co., Ltd.	2,300	16,048
Nihon Kagaku Sangyo Co., Ltd. (a)	3,348	50,198
Nihon Nohyaku Co., Ltd.	2,300	13,618
Nihon Parkerizing Co., Ltd.	57,000	961,891
Nihon Tokushu Toryo Co., Ltd.	13,800	284,575
Nihon Trim Co., Ltd.	1,500	68,176
Nihon Unisys, Ltd.	31,800	662,253
Nikkiso Co., Ltd.	65,840	719,477
Nikkon Holdings Co., Ltd.	130,980	3,691,624
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	79,915
Nippon Carbon Co., Ltd. (a)	17,671	795,313
Nippon Chemi-Con Corp.	6,900	214,993
Nippon Coke & Engineering Co., Ltd.	89,000	101,917
Nippon Concrete Industries Co., Ltd.	32,600	144,117
Nippon Denko Co., Ltd. (a)	63,200	264,245
Nippon Densetsu Kogyo Co., Ltd.	24,400	529,154
Nippon Flour Mills Co., Ltd.	29,300	449,449
Nippon Gas Co., Ltd.	31,900	1,159,614
Nippon Koei Co., Ltd.	9,800	304,483
Nippon Light Metal Holdings Co., Ltd.	246,500	702,410
Nippon Parking Development Co., Ltd.	44,500	75,846
Nippon Pillar Packing Co., Ltd.	15,000	231,025
NIPPON REIT Investment Corp.	575	1,651,243
Nippon Road Co., Ltd.	4,700	274,949
Nippon Seiki Co., Ltd.	52,000	1,116,627
Nippon Sheet Glass Co., Ltd. (b)	43,800	398,146
Nippon Signal Co., Ltd.	32,800	349,401
Nippon Soda Co., Ltd.	64,000	427,235
Nippon Steel & Sumikin Bussan Corp.	3,600	218,589
Nippon Suisan Kaisha, Ltd.	160,499	839,183
Nippon Thompson Co., Ltd.	128,400	1,026,972
Nippon Valqua Industries, Ltd.	10,476	286,893
Nippon Yakin Kogyo Co., Ltd. (b)	80,000	172,570
Nishi-Nippon Financial Holdings, Inc.	52,000	623,169
Nishi-Nippon Railroad Co., Ltd.	33,400	901,340
Nishimatsu Construction Co., Ltd.	28,600	802,273
Nishimatsuya Chain Co., Ltd.	24,453	271,989
Nishio Rent All Co., Ltd.	7,000	227,430
Nissan Shatai Co., Ltd.	22,400	229,071
Nissei ASB Machine Co., Ltd.	4,700	287,466
Nissei Build Kogyo Co., Ltd.	27,300	357,699
Nissha Co., Ltd.	24,600	716,272

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Nisshin Oillio Group, Ltd.	13,600	$412,286
Nisshin Steel Co., Ltd.	13,000	213,724
Nisshinbo Holdings, Inc.	74,100	1,004,445
Nissin Corp.	10,800	303,915
Nissin Electric Co., Ltd.	23,200	269,997
Nissin Kogyo Co., Ltd.	14,100	279,497
Nitta Corp.	9,900	381,411
Nittetsu Mining Co., Ltd.	3,200	234,354
Nitto Boseki Co., Ltd.	30,630	883,688
Nitto Kogyo Corp.	8,500	136,498
Nittoku Engineering Co., Ltd.	9,400	398,447
Nohmi Bosai, Ltd.	17,600	321,065
Nojima Corp.	13,300	318,067
Nomura Co., Ltd.	21,800	498,120
Noritake Co., Ltd.	6,900	349,747
Noritsu Koki Co., Ltd. (a)	9,800	215,487
Noritz Corp.	15,100	296,236
North Pacific Bank, Ltd.	153,400	514,738
NS United Kaiun Kaisha, Ltd.	1,900	46,298
NSD Co., Ltd.	20,300	433,211
NuFlare Technology, Inc.	1,800	108,016
Obara Group, Inc.	3,500	240,169
Oenon Holdings, Inc.	95,800	314,656
Ogaki Kyoritsu Bank, Ltd.	9,500	240,262
Ohsho Food Service Corp.	6,800	325,362
Oiles Corp.	10,900	218,194
Oita Bank, Ltd.	26,580	1,033,470
Okabe Co., Ltd.	18,600	177,662
Okamoto Industries, Inc.	31,800	322,940
Okamura Corp.	59,100	864,072
Okasan Securities Group, Inc.	88,682	549,490
Oki Electric Industry Co., Ltd.	48,900	686,293
Okinawa Electric Power Co., Inc.	19,390	505,362
OKUMA Corp.	13,600	904,252
Okumura Corp.	16,800	691,984
Okura Industrial Co., Ltd.	33,950	208,251
Okuwa Co., Ltd.	18,000	186,152
OncoTherapy Science, Inc. (a) (b)	50,700	103,065
One REIT, Inc.	96	213,049
Onward Holdings Co., Ltd.	64,800	561,427
Open House Co., Ltd.	14,300	769,268
Optex Co., Ltd.	9,600	507,057
Osaka Soda Co., Ltd. (a)	11,200	286,636
OSAKA Titanium Technologies Co., Ltd. (a) .	8,500	156,569
Osaki Electric Co., Ltd.	16,000	115,757
OSG Corp.	48,840	1,057,875
OSJB Holdings Corp.	96,600	288,128
Outsourcing, Inc.	29,400	536,064
Pacific Industrial Co., Ltd.	30,500	474,083
Pacific Metals Co., Ltd. (b)	7,399	205,583
Pack Corp.	4,800	155,100
Pal Co., Ltd.	5,700	179,121
Paramount Bed Holdings Co., Ltd.	5,600	277,390
Pasona Group, Inc. (a)	13,800	280,165
Penta-Ocean Construction Co., Ltd.	121,600	906,738
Pepper Food Service Co., Ltd. (a)	7,400	330,422
Piolax, Inc.	16,200	481,758
Pioneer Corp. (b)	119,200	241,257

Plenus Co., Ltd.	9,900	216,016
Poletowin Pitcrew Holdings, Inc.	10,000	186,507
Premier Investment Corp.	1,416	1,339,952
Press Kogyo Co., Ltd.	64,400	390,459
Pressance Corp.	17,400	232,463
Prestige International, Inc.	28,100	358,453
Prima Meat Packers, Ltd.	76,000	557,941
Qol Co., Ltd.	12,200	229,163
Raito Kogyo Co., Ltd.	15,700	179,787
Relia, Inc.	23,800	278,248
Remixpoint Co., Ltd. (a)	19,600	111,180
Rengo Co., Ltd.	222,100	1,622,621
ReproCELL, Inc. (a) (b)	20,700	58,434
Riken Corp.	7,000	395,828
Riken Keiki Co., Ltd.	12,300	283,561
Riken Vitamin Co., Ltd.	5,400	215,233
Ringer Hut Co., Ltd. (a)	13,900	315,881
Riso Kagaku Corp.	9,200	175,016
Rock Field Co., Ltd.	10,600	192,240
Rokko Butter Co., Ltd.	10,600	256,884
Roland DG Corp.	4,400	118,349
Round One Corp.	23,300	392,160
Royal Holdings Co., Ltd. (a)	12,800	352,810
Ryobi, Ltd.	16,400	465,868
Ryosan Co., Ltd.	10,000	384,376
S Foods, Inc.	5,700	259,068
Sagami Chain Co., Ltd.	22,400	280,572
Saizeriya Co., Ltd.	14,600	488,611
Sakai Chemical Industry Co., Ltd.	44,253	1,186,365
Sakai Moving Service Co., Ltd.	4,200	206,924
Sakata INX Corp.	23,200	370,912
Sakata Seed Corp.	16,000	555,348
San-A Co., Ltd.	10,200	493,475
San-Ai Oil Co., Ltd.	18,900	275,321
San-In Godo Bank, Ltd.	50,100	483,877
Sanden Holdings Corp. (b)	11,200	224,895
Sangetsu Co., Ltd.	33,500	617,661
Sanken Electric Co., Ltd.	68,000	490,759
Sanki Engineering Co., Ltd.	25,100	305,478
Sankyo Tateyama, Inc.	28,000	423,790
Sanrio Co., Ltd. (a)	29,500	493,893
Sanyo Chemical Industries, Ltd.	5,400	282,823
Sanyo Denki Co., Ltd.	5,000	358,633
Sanyo Electric Railway Co., Ltd.	7,800	197,475
Sanyo Shokai, Ltd.	3,000	59,254
Sanyo Special Steel Co., Ltd.	38,387	983,784
Sato Holdings Corp.	35,740	1,086,636
Seika Corp.	4,400	118,739
Seikagaku Corp.	21,800	325,113
Seiko Holdings Corp.	11,800	343,577
Seiren Co., Ltd.	64,680	1,267,188
Sekisui House Reit, Inc. (a)	435	508,176
Sekisui House Residential Investment Corp.	559	558,752
Sekisui Plastics Co., Ltd.	22,400	295,286
Senko Group Holdings Co., Ltd.	45,800	330,947
Senshu Ikeda Holdings, Inc.	10,560	38,997
Senshukai Co., Ltd. (a) (b)	18,300	105,430
Septeni Holdings Co., Ltd.	39,100	121,135

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Shibuya Kogyo Co., Ltd.	10,900	$451,869
Shiga Bank, Ltd.	140,000	717,088
Shikoku Bank, Ltd.	24,000	338,748
Shikoku Chemicals Corp.	23,400	379,510
Shima Seiki Manufacturing, Ltd.	25,045	1,582,960
Shimachu Co., Ltd.	42,960	1,237,507
Shin-Etsu Polymer Co., Ltd.	22,000	248,806
Shindengen Electric Manufacturing Co., Ltd.	4,100	324,288
Shinkawa, Ltd. (a) (b)	9,200	94,899
Shinko Electric Industries Co., Ltd.	27,700	224,747
Shinko Plantech Co., Ltd.	30,500	323,817
Shinmaywa Industries, Ltd.	26,000	247,883
Shinsho Corp.	4,000	116,467
Ship Healthcare Holdings, Inc.	14,900	494,021
Shizuoka Gas Co., Ltd.	27,600	234,471
SHO-BOND Holdings Co., Ltd.	13,600	969,445
Shochiku Co., Ltd.	18,660	3,185,369
Shoei Co., Ltd.	5,600	256,511
Shoei Foods Corp. (a)	7,200	305,832
Showa Corp.	23,700	294,751
Showa Sangyo Co., Ltd.	7,600	197,944
Siix Corp. (a)	11,200	480,710
Sinanen Holdings Co., Ltd.	7,600	181,617
Sinfonia Technology Co., Ltd.	211,400	818,202
Sinko Industries, Ltd.	13,900	268,499
Sintokogio, Ltd.	34,200	437,177
SKY Perfect JSAT Holdings, Inc.	58,200	266,589
SMK Corp.	115,043	649,510
SMS Co., Ltd.	21,800	686,995
Sodick Co., Ltd. (a)	25,300	329,248
Sogo Medical Co., Ltd.	3,900	205,646
Sosei Group Corp. (a) (b)	10,300	1,000,284
St Marc Holdings Co., Ltd.	3,000	82,823
Star Asia Investment Corp. REIT	209	207,980
Star Micronics Co., Ltd.	19,400	335,130
Starts Corp., Inc.	14,900	390,191
Starts Proceed Investment Corp.	148	216,121
Starzen Co., Ltd.	4,800	232,650
Stella Chemifa Corp. (a)	7,200	237,443
Sumida Corp. (a)	18,300	313,854
Sumitomo Bakelite Co., Ltd.	87,000	732,144
Sumitomo Mitsui Construction Co., Ltd.	76,560	427,485
Sumitomo Osaka Cement Co., Ltd.	196,793	948,589
Sumitomo Seika Chemicals Co., Ltd.	2,400	133,369
Sumitomo Warehouse Co., Ltd.	48,000	347,696
Sun Corp. (a)	10,000	63,293
Sun Frontier Fudousan Co., Ltd.	5,800	65,955
Sushiro Global Holdings, Ltd. (b)	11,000	440,879
SWCC Showa Holdings Co., Ltd. (b)	4,500	38,429
Systena Corp.	11,200	357,923
T Hasegawa Co., Ltd.	14,300	298,313
T RAD Co., Ltd.	1,500	53,395
T-Gaia Corp.	10,300	239,373
Tabuchi Electric Co., Ltd. (a) (b)	2,300	6,636
Tachi-S Co., Ltd.	19,700	360,773
Tadano, Ltd.	66,200	1,099,514
Taihei Dengyo Kaisha, Ltd.	12,500	323,014

Taikisha, Ltd.	14,300	483,648
Taiko Pharmaceutical Co., Ltd. (a)	12,800	270,885
Taiyo Holdings Co., Ltd.	4,600	204,989
Taiyo Yuden Co., Ltd.	63,300	986,727
Takamatsu Construction Group Co., Ltd.	7,900	222,659
Takaoka Toko Co., Ltd.	1,900	31,034
Takara Bio, Inc.	24,300	339,531
Takara Leben Co., Ltd.	39,500	174,621
Takara Standard Co., Ltd.	28,800	465,300
Takasago International Corp.	39,300	1,275,113
Takasago Thermal Engineering Co., Ltd.	33,500	614,092
Takata Corp. (b) (d)	300	48
Takeuchi Manufacturing Co., Ltd.	21,300	506,170
Takuma Co., Ltd.	36,900	516,895
Tamron Co., Ltd.	5,400	116,101
Tamura Corp.	47,800	360,250
Tanseisha Co., Ltd.	22,800	257,246
TechnoPro Holdings, Inc.	15,600	847,510
Teikoku Electric Manufacturing Co., Ltd.	3,600	50,141
Teikoku Sen-I Co., Ltd. (a)	14,400	289,278
Tekken Corp.	7,200	218,589
TKC Corp.	7,700	281,957
Toa Corp. (f)	18,700	235,389
Toa Corp. (b) (f)	8,000	215,890
Toagosei Co., Ltd.	175,700	2,238,167
Tobishima Corp.	105,100	177,266
TOC Co., Ltd.	138,960	1,187,914
Tocalo Co., Ltd.	8,400	375,073
Tochigi Bank, Ltd.	144,300	581,555
Toei Animation Co., Ltd.	2,900	283,178
Toei Co., Ltd.	14,140	1,429,690
Toho Bank, Ltd.	90,000	316,378
Toho Holdings Co., Ltd.	69,319	1,567,908
Toho Zinc Co., Ltd.	5,300	287,936
Tokai Carbon Co., Ltd.	126,500	1,566,511
TOKAI Holdings Corp.	59,700	507,702
Tokai Rika Co., Ltd.	18,700	393,754
Tokai Tokyo Financial Holdings, Inc.	72,500	467,887
Token Corp.	3,800	449,321
Tokushu Tokai Paper Co., Ltd.	5,100	192,863
Tokuyama Corp.	47,200	1,537,719
Tokyo Base Co., Ltd. (a) (b)	4,000	176,121
Tokyo Dome Corp.	42,900	434,141
Tokyo Ohka Kogyo Co., Ltd.	18,100	781,682
Tokyo Seimitsu Co., Ltd.	22,400	886,853
Tokyo Steel Manufacturing Co., Ltd.	53,500	480,621
Tokyo Tekko Co., Ltd.	1,800	32,501
Tokyo TY Financial Group, Inc.	14,100	408,668
Tokyotokeiba Co., Ltd.	8,900	336,960
Tokyu Construction Co., Ltd.	39,000	380,133
Tokyu REIT, Inc.	340	422,548
Tomoe Engineering Co., Ltd.	2,800	52,570
TOMONY Holdings, Inc.	174,980	900,918
Tomy Co., Ltd.	54,800	745,261
Topcon Corp.	56,300	1,217,959
Topre Corp.	24,200	686,365

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Topy Industries, Ltd.	28,098	$866,760
Toridoll Holdings Corp.	10,200	380,293
Torii Pharmaceutical Co., Ltd.	5,600	150,377
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	59,157
Tosei Reit Investment Corp. REIT	202	192,048
Toshiba Machine Co., Ltd.	51,000	380,746
Toshiba Plant Systems & Services Corp.	23,400	436,634
Toshiba TEC Corp.	54,000	340,346
Tosho Co., Ltd.	9,000	290,812
Totetsu Kogyo Co., Ltd.	14,300	474,763
Towa Corp.	19,700	382,983
Towa Pharmaceutical Co., Ltd.	2,800	152,863
Toyo Construction Co., Ltd.	38,400	224,639
Toyo Corp.	78,068	686,084
Toyo Engineering Corp. (a)	3,400	39,237
Toyo Ink SC Holdings Co., Ltd.	60,000	355,260
Toyo Kanetsu KK	7,500	305,260
Toyo Tanso Co., Ltd.	8,300	261,194
Toyobo Co., Ltd.	42,778	777,333
TPR Co., Ltd.	16,300	540,439
Transcosmos, Inc.	14,000	358,047
Trusco Nakayama Corp.	21,700	632,796
TSI Holdings Co., Ltd.	68,700	506,178
Tsubaki Nakashima Co., Ltd.	13,200	314,621
Tsubakimoto Chain Co.	62,000	500,843
Tsugami Corp.	39,000	501,997
Tsukishima Kikai Co., Ltd.	26,900	359,861
Tsukui Corp.	28,900	260,138
Tsurumi Manufacturing Co., Ltd.	10,900	201,454
UACJ Corp.	14,500	379,072
Uchida Yoko Co., Ltd.	6,800	190,750
Unipres Corp.	17,400	468,788
United Arrows, Ltd.	13,700	556,391
United Super Markets Holdings, Inc.	33,100	336,142
UNITED, Inc. (a)	5,300	172,903
Unitika, Ltd. (b)	86,500	635,792
Unizo Holdings Co., Ltd.	6,900	187,430
Ushio, Inc.	60,500	865,206
UT Group Co., Ltd. (b)	13,400	389,569
V Technology Co., Ltd. (a)	1,936	313,816
Valor Holdings Co., Ltd.	32,600	762,258
Vector, Inc. (a)	17,400	256,405
Vital KSK Holdings, Inc.	27,700	253,763
VT Holdings Co., Ltd.	22,700	113,047
W-Scope Corp. (a)	9,400	195,343
Wacoal Holdings Corp.	36,000	1,137,683
Wacom Co., Ltd. (a)	72,600	393,129
Wakachiku Construction Co., Ltd.	3,800	60,618
Wakita & Co., Ltd.	10,900	133,819
WATAMI Co., Ltd.	15,800	231,144
WirelessGate, Inc.	3,700	43,257
Xebio Holdings Co., Ltd.	8,000	152,330
Yahagi Construction Co., Ltd.	26,200	228,392
YAMABIKO Corp.	22,000	348,992
Yamagata Bank, Ltd.	15,600	340,666
Yamaichi Electronics Co., Ltd.	15,800	288,229
Yamanashi Chuo Bank, Ltd.	112,000	489,161

Yamato Kogyo Co., Ltd.	12,500	363,404
Yamazen Corp.	48,500	572,184
Yaoko Co., Ltd.	9,000	439,414
Yasunaga Corp. (a)	6,900	161,766
Yellow Hat, Ltd.	10,300	311,332
Yodogawa Steel Works, Ltd.	42,300	1,310,493
Yokogawa Bridge Holdings Corp.	17,900	418,858
Yokohama Reito Co., Ltd.	26,300	272,689
Yondoshi Holdings, Inc.	14,200	376,524
Yonex Co., Ltd. (a)	25,500	163,888
Yorozu Corp.	14,200	305,303
Yoshinoya Holdings Co., Ltd.	31,600	536,625
Yuasa Trading Co., Ltd.	10,300	374,421
Yume No Machi Souzou Iinkai Co., Ltd. (a)	13,172	241,224
Yumeshin Holdings Co., Ltd.	43,900	422,048
Yushin Precision Equipment Co., Ltd. (a)	8,200	234,026
Zenrin Co., Ltd.	33,277	1,121,049
ZERIA Pharmaceutical Co., Ltd.	21,900	419,142
Zojirushi Corp.	23,300	237,447

		324,800,594

LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,718	234,473

LUXEMBOURG — 0.1%
Orion Engineered Carbons SA	18,756	480,154

MACAU — 0.1%
Macau Legend Development, Ltd. (a) (b)	3,066,740	458,993

MALTA — 0.0% (g)
Catena Media PLC (a) (b)	26,600	337,069

NETHERLANDS — 1.4%
Accell Group	12,444	350,109
AMG Advanced Metallurgical Group NV	11,991	603,525
Amsterdam Commodities NV	15,960	461,967
Arcadis NV	30,881	706,596
Beter Bed Holding NV	14,395	228,860
BinckBank NV	4,055	21,590
Brack Capital Properties NV (b)	1,948	225,344
Constellium NV Class A (b)	50,498	563,053
Corbion NV	40,592	1,316,058
Flow Traders (e)	19,775	474,916
ForFarmers NV	10,074	126,291
Fugro NV (b)	30,209	471,212
Heijmans NV (a) (b)	23,642	275,603
Intertrust NV (a) (e)	40,461	759,393
Kendrion NV	11,925	575,073
Koninklijke BAM Groep NV	123,763	569,343
NSI NV REIT	11,186	466,969
Pharming Group NV (a) (b)	391,602	532,307
PostNL NV	168,253	823,508
Refresco Gerber NV (e)	27,228	647,369
Rhi Magnesita NV (b) (f)	12,252	641,526
Rhi Magnesita NV (a) (b) (f)	663	35,023
Takeaway.com NV (b) (e)	15,140	925,004
Vastned Retail NV	6,143	304,650

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Wessanen	30,798	$635,355

		12,740,644

NEW ZEALAND — 1.1%
Argosy Property, Ltd.	366,154	282,544
Arvida Group, Ltd.	252,108	227,710
Chorus, Ltd. (a)	158,530	473,536
EBOS Group, Ltd.	31,704	418,263
Freightways, Ltd.	82,640	450,793
Genesis Energy, Ltd.	191,456	343,132
Goodman Property Trust	382,822	375,723
Heartland New Zealand, Ltd.	267,107	395,130
Infratil, Ltd.	317,130	748,802
Investore Property, Ltd. (a)	174,732	185,161
Kiwi Property Group, Ltd.	573,922	573,484
Metlifecare, Ltd.	68,363	296,581
New Zealand Refining Co., Ltd.	104,840	197,590
Precinct Properties New Zealand, Ltd.	487,488	471,514
Restaurant Brands New Zealand, Ltd.	150,750	782,658
SKY Network Television, Ltd.	136,855	273,501
SKYCITY Entertainment Group, Ltd.	343,885	1,014,970
Stride Property Group	268,982	338,601
Summerset Group Holdings, Ltd.	133,857	523,595
Tourism Holdings, Ltd. (a)	61,783	265,837
Trade Me Group, Ltd.	210,276	723,814
Vital Healthcare Property Trust (a)	236,062	371,031
Warehouse Group, Ltd.	54,613	80,789

		9,814,759

NORWAY — 1.2%
Akastor ASA (a) (b)	95,853	192,190
Aker Solutions ASA (b)	59,299	334,870
Asetek A/S (a)	9,691	124,405
Atea ASA (b)	41,609	587,558
Avance Gas Holding, Ltd. (b) (e)	14,315	40,953
B2Holding ASA	158,393	404,728
Borregaard ASA	55,869	556,685
BW LPG, Ltd. (b) (e)	21,181	100,061
BW Offshore, Ltd. (b)	50,084	219,211
DNO ASA (b)	337,003	391,416
Europris ASA (e)	51,320	209,563
Frontline, Ltd. (a)	11,664	54,332
Golden Ocean Group, Ltd. (a) (b)	35,967	293,131
Grieg Seafood ASA	28,883	255,130
Hoegh LNG Holdings, Ltd.	20,876	165,898
IDEX ASA (b)	308,991	194,929
Kongsberg Automotive ASA (b)	270,690	388,858
Kongsberg Gruppen ASA	13,261	244,813
Kvaerner ASA (b)	111,755	215,876
Nordic Nanovector ASA (a) (b)	29,990	296,991
Nordic Semiconductor ASA (b)	84,356	433,158
Norway Royal Salmon ASA	9,084	149,376
Norwegian Air Shuttle ASA (a) (b)	8,721	187,655
Ocean Yield ASA	21,904	186,119
Petroleum Geo-Services ASA (a) (b)	119,044	242,328
Prosafe SE (b)	15	22
Protector Forsikring ASA	57,979	637,961
Sbanken ASA (e)	38,066	376,967
Scatec Solar ASA (e)	95,391	583,121
SpareBank 1 Nord Norge	39,865	303,398

SpareBank 1 SMN	41,363	415,939
Stolt-Nielsen, Ltd.	12,775	170,243
Thin Film Electronics ASA (b)	286,890	86,986
Veidekke ASA	105,648	1,197,999
XXL ASA (e)	55,242	574,076

		10,816,946

PERU — 0.0% (g)
Hochschild Mining PLC	86,418	308,621

PORTUGAL — 0.2%
Altri SGPS SA	203,410	1,263,041
Banco Comercial Portugues SA Class R (b)	2,865	936
CTT-Correios de Portugal SA	30,183	127,107
Mota-Engil SGPS SA	40,273	177,142
Pharol SGPS SA (b)	64,339	19,315
REN — Redes Energeticas Nacionais SGPS SA	105,773	314,863

		1,902,404

SINGAPORE — 1.5%
Accordia Golf Trust	408,800	209,539
AIMS AMP Capital Industrial REIT (a)	252,058	256,509
Ascendas Hospitality Trust	523,700	337,011
Ascott Residence Trust	544,225	496,823
Cache Logistics Trust	512,448	327,853
CapitaLand Retail China Trust	351,873	426,545
CDL Hospitality Trusts	449,680	568,662
China New Town Development Co., Ltd. (b) (d)	420,500	17,459
China Yuchai International, Ltd. (a)	22,294	535,056
COSCO Shipping International Singapore Co., Ltd. (a) (b)	117,400	32,943
ESR-REIT	1,000,520	422,998
Ezion Holdings, Ltd. (a) (b) (d)	648,440	95,587
Ezra Holdings, Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust	401,247	216,176
First Real Estate Investment Trust REIT	588,800	612,415
Frasers Centrepoint Trust	269,400	451,553
Frasers Commercial Trust	330,837	368,862
Frasers Logistics & Industrial Trust REIT	571,000	495,630
Hyflux, Ltd.	31,800	8,923
Keppel DC REIT	310,966	332,746
Keppel Infrastructure Trust	1,305,338	561,635
Lian Beng Group, Ltd.	127,100	70,379
Lippo Malls Indonesia Retail Trust	1,227,200	367,315
M1, Ltd. (a)	220,000	293,026
Manulife US Real Estate Investment Trust REIT	319,800	289,419
Metro Holdings, Ltd.	343,500	290,448
OUE Hospitality Trust	353,633	224,924
OUE Lippo Healthcare, Ltd. (b)	1,800	168
OUE, Ltd.	91,600	128,174
Parkway Life Real Estate Investment Trust REIT	256,500	573,881
Raffles Medical Group, Ltd. (a)	482,649	404,495
Religare Health Trust	470,300	295,609
Rowsley, Ltd. (a) (b)	1,096,700	105,862

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT	198,849	$58,774
Sheng Siong Group, Ltd.	285,700	197,750
Soilbuild Business Space REIT	289,010	144,894
Starhill Global REIT	757,400	439,229
Swiber Holdings, Ltd. (a) (b) (c)	100,100	—
Tat Hong Holdings, Ltd. (b)	849	286
Technics Oil & Gas, Ltd. (b) (c)	1,254	—
UMS Holdings, Ltd.	422,474	322,451
United Engineers, Ltd.	293,700	580,192
Wing Tai Holdings, Ltd.	572,999	977,580
Yoma Strategic Holdings, Ltd.	741,533	299,632

		12,839,413

SOUTH AFRICA — 0.0% (g)
Great Basin Gold, Ltd. (b) (c)	266,255	—
Lonmin PLC (b)	104,378	117,900
Petra Diamonds, Ltd. (a) (b)	85,425	90,136

		208,036

SOUTH KOREA — 10.9%
Able C&C Co., Ltd. (a)	7,726	119,800
Advanced Process Systems Corp. (b)	3,364	110,295
AeroSpace Technology of Korea, Inc. (a) (b)	5,880	106,280
AfreecaTV Co., Ltd.	5,432	97,421
Ahnlab, Inc.	2,792	140,050
AJ Rent A Car Co., Ltd. (b)	2,772	25,660
AK Holdings, Inc.	1,959	125,348
Amicogen, Inc. (b)	6,555	292,374
Aprogen Pharmaceuticals, Inc. (a) (b)	41,072	157,298
APS Holdings Corp. (b)	2,984	20,933
Asiana Airlines, Inc. (b)	44,380	188,000
Barun Electronics Co., Ltd. (a) (b)	164,045	242,110
BH Co., Ltd. (a) (b)	16,724	426,477
Binex Co., Ltd. (b)	15,333	154,684
Binggrae Co., Ltd.	1,427	84,110
Boryung Pharmaceutical Co., Ltd.	3,691	165,493
Bukwang Pharmaceutical Co., Ltd.	13,230	291,652
Byucksan Corp.	6,405	23,932
Cell Biotech Co., Ltd.	3,408	127,336
Celltrion Pharm, Inc. (a) (b)	9,482	542,056
Chabiotech Co., Ltd. (a) (b)	27,568	579,403
Cheil Worldwide, Inc. (b)	44,838	887,923
Choa Pharmaceutical Co. (a) (b)	18,145	78,560
Chong Kun Dang Pharmaceutical Corp.	3,521	455,521
Chongkundang Holdings Corp.	2,005	135,783
CJ CGV Co., Ltd. (a)	6,984	484,062
CJ Freshway Corp.	1,729	64,279
CJ O Shopping Co., Ltd.	2,374	512,254
CNK International Co., Ltd. (b) (c)	16,071	—
Com2uSCorp	7,266	923,733
Cosmax BTI, Inc.	6,576	202,093
Cosmax, Inc. (a)	5,261	574,973
Crown Confectionery Co., Ltd. (b)	2,307	30,277
CROWNHAITAI Holdings Co., Ltd.	1,888	26,630
CrucialTec Co., Ltd. (b)	4,321	6,539
CrystalGenomics, Inc. (b)	12,361	274,227
CTC BIO, Inc. (b)	6,542	78,830
Dae Han Flour Mills Co., Ltd.	491	76,364

Dae Hwa Pharmaceutical Co., Ltd. (a)	9,129	211,053
Daeduck GDS Co., Ltd.	6,252	160,016
Daesang Corp.	16,485	424,232
Daesang Holdings Co., Ltd.	4,997	46,444
Daewon Pharmaceutical Co., Ltd.	9,858	196,138
Daewoong Co., Ltd.	24,115	435,874
Daewoong Pharmaceutical Co., Ltd.	1,754	269,518
Daishin Securities Co., Ltd. Preference Shares	61,578	545,289
Daou Technology, Inc.	18,694	336,145
DB HiTek Co., Ltd. (b)	25,901	290,329
Dentium Co., Ltd. (b)	5,828	339,157
DGB Financial Group, Inc.	100,838	993,733
Digital Power Communications Co., Ltd.	13,993	50,192
DIO Corp. (a) (b)	9,261	306,667
Dong-A Socio Holdings Co., Ltd. (a)	4,275	511,139
Dong-A ST Co., Ltd.	4,504	419,035
Dongjin Semichem Co., Ltd.	20,331	419,705
DongKook Pharmaceutical Co., Ltd.	3,242	191,997
Dongkuk Steel Mill Co., Ltd.	50,246	516,282
Dongsung Finetec Co., Ltd.	8,563	40,393
Dongwha Pharm Co., Ltd.	31,822	289,818
Dongwon F&B Co., Ltd.	414	90,492
Dongwon Industries Co., Ltd.	1,163	365,016
Doosan Heavy Industries & Construction Co., Ltd. (a)	44,220	634,045
Doosan Infracore Co., Ltd. (a) (b)	58,011	470,894
DoubleUGames Co., Ltd.	6,539	315,788
Douzone Bizon Co., Ltd.	17,308	538,374
Ecopro Co., Ltd. (b)	10,676	392,914
Eo Technics Co., Ltd.	5,145	523,848
Eugene Investment & Securities Co., Ltd. (b)	113,512	370,580
Eugene Technology Co., Ltd.	3,943	77,715
Eusu Holdings Co., Ltd.	6,640	39,385
Fila Korea, Ltd.	7,021	535,158
Finetex EnE, Inc. (a) (b)	52,969	229,085
Foosung Co., Ltd. (a) (b)	38,529	365,298
G-treeBNT Co., Ltd. (a) (b)	14,003	460,423
Gamevil, Inc. (a) (b)	3,318	286,069
GemVax & Kael Co., Ltd. (b)	6,667	88,744
Genexine Co., Ltd. (a) (b)	7,942	541,559
GNCO Co., Ltd. (a) (b)	23,032	50,881
GOLFZON Co., Ltd.	2,241	93,885
GOLFZONNEWDIN Co., Ltd.	2,632	13,080
Grand Korea Leisure Co., Ltd.	14,448	394,754
Green Cross Cell Corp.	3,221	146,525
Green Cross Corp.	3,988	841,893
Green Cross Holdings Corp.	14,519	532,316
GS Engineering & Construction Corp. (a) (b)	25,781	681,521
GS Home Shopping, Inc.	2,514	509,117
Halla Holdings Corp.	2,678	156,845
Hana Tour Service, Inc.	4,676	449,888
Hanall Biopharma Co., Ltd. (b)	16,204	369,322
Hancom, Inc.	6,312	105,834
Handsome Co., Ltd.	11,639	341,924
Hanil Cement Co., Ltd.	1,707	228,015

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Hanjin Heavy Industries & Construction Co., Ltd. (b)	27,540	$85,150
Hanjin Kal Corp. (b)	22,995	393,077
Hanjin Shipping Co., Ltd. (b) (c)	1,732	—
Hanjin Transportation Co., Ltd.	4,129	100,279
Hankook Shell Oil Co., Ltd.	297	106,532
Hankook Tire Worldwide Co., Ltd.	14,124	249,352
Hanmi Pharm Co., Ltd. (b)	477	260,210
Hanmi Semiconductor Co., Ltd.	13,955	154,469
Hansae Co., Ltd. (a)	10,668	268,556
Hansol Chemical Co., Ltd.	8,417	570,018
Hansol Holdings Co., Ltd. (b)	47,157	201,085
Hansol Paper Co., Ltd.	30,076	393,316
Hansol Technics Co., Ltd. (b)	12,837	200,250
Hanwha Investment & Securities Co., Ltd. (b)	197,343	497,713
Hanwha Techwin Co., Ltd. (a) (b)	22,321	741,219
Harim Co., Ltd.	19,859	57,877
Heung-A Shipping Co., Ltd. (a)	47,642	33,421
Hite Jinro Co., Ltd.	16,632	374,416
HLB, Inc. (a) (b)	16,874	609,201
Homecast Co., Ltd. (a) (b)	14,560	197,887
HS Industries Co., Ltd. (a)	36,043	345,094
Huchems Fine Chemical Corp.	21,247	487,239
Humax Co., Ltd.	32,755	272,920
Humedix Co., Ltd.	1,135	45,801
Huons Co., Ltd.	2,559	214,176
Huons Global Co., Ltd.	2,212	114,882
Hwa Shin Co., Ltd.	1,176	4,718
Hyundai BNG Steel Co., Ltd.	2,567	28,055
Hyundai Construction Equipment Co., Ltd. (b)	3,571	563,728
Hyundai Corp.	2,423	44,135
Hyundai Electric & Energy System Co., Ltd. (b)	4,405	469,077
Hyundai Elevator Co., Ltd.	7,297	370,797
Hyundai Engineering Plastics Co., Ltd.	5,211	33,100
Hyundai Greenfood Co., Ltd.	34,825	486,324
Hyundai Home Shopping Network Corp.	4,008	451,136
Hyundai Hy Communications & Network Co., Ltd.	12,935	47,726
Hyundai IBT Co., Ltd. (a) (b)	46,053	226,705
Hyundai Livart Furniture Co., Ltd.	13,180	393,966
Hyundai Merchant Marine Co., Ltd. (a) (b)	100,802	472,679
Hyundai Mipo Dockyard Co., Ltd. (b)	4,179	307,213
Hyundai Rotem Co., Ltd. (b)	24,749	433,463
Hyundai Wia Corp. (a)	11,809	717,001
i-SENS, Inc.	2,633	62,225
Il Dong Pharmaceutical Co., Ltd.	8,125	177,596
Iljin Materials Co., Ltd.	9,950	355,971
Ilyang Pharmaceutical Co., Ltd.	8,474	305,145
iMarketKorea, Inc.	1,599	13,458
InBody Co., Ltd.	4,314	161,591
Innocean Worldwide, Inc.	5,885	402,393
Innox Advanced Materials Co., Ltd. (b)	2,586	206,532
Inscobee, Inc. (b)	55,533	116,715
Interflex Co., Ltd. (b)	6,987	292,390

Interojo Co., Ltd.	3,627	131,623
Interpark Holdings Corp.	6,165	22,689
iNtRON Biotechnology, Inc. (a) (b)	7,381	308,188
IS Dongseo Co., Ltd.	6,036	196,210
Jayjun Cosmetic Co., Ltd. (a) (b)	15,984	223,213
JB Financial Group Co., Ltd.	204,798	1,161,201
Jeil Holdings Co., Ltd. (b)	38,245	601,960
Jeil Pharma Holdings, Inc.	1,455	48,656
Jeil Pharmaceutical Co., Ltd. (a) (b)	3,478	201,750
Jeju Air Co., Ltd.	5,154	170,187
Jenax, Inc. (a) (b)	7,166	222,233
JoyCity Corp. (b)	328	4,197
Jusung Engineering Co., Ltd. (b)	21,643	274,947
JW Holdings Corp.	27,216	212,786
JW Pharmaceutical Corp.	6,182	261,589
JYP Entertainment Corp. (a) (b)	23,338	299,750
KB Financial Group, Inc.	132	7,817
KC Co., Ltd.	5,864	135,296
KC Tech Co., Ltd. (b)	8,442	167,965
KEPCO Plant Service & Engineering Co., Ltd.	15,274	579,258
Kginicis Co., Ltd.	17,112	300,505
KGMobilians Co., Ltd.	47,763	360,938
KH Vatec Co., Ltd.	6,081	79,808
KIWOOM Securities Co., Ltd.	7,042	576,226
Koh Young Technology, Inc.	4,831	372,292
Kolao Holdings	1,545	6,826
Kolon Corp.	3,992	228,956
Kolon Industries, Inc.	9,238	768,000
Kolon Life Science, Inc.	3,030	298,599
Komipharm International Co., Ltd. (b)	14,277	510,107
KONA I Co., Ltd. (b)	1,158	13,359
Korea Asset In Trust Co., Ltd.	59,376	409,872
Korea Electric Terminal Co., Ltd.	2,599	162,415
Korea Kolmar Co., Ltd. (a)	9,095	696,642
Korea Kolmar Holdings Co., Ltd.	2,125	80,986
Korea Line Corp. (a) (b)	6,777	144,649
Korea Petrochemical Ind Co., Ltd.	2,629	647,089
Korea Real Estate Investment & Trust Co., Ltd.	53,405	156,142
Korea United Pharm, Inc.	7,070	201,094
Korean Reinsurance Co.	94,817	974,253
Kortek Corp.	8,063	123,142
KT Skylife Co., Ltd.	5,284	66,386
Kumho Industrial Co., Ltd.	14,247	126,560
Kumho Tire Co., Inc. (a) (b)	27,511	113,714
Kwang Dong Pharmaceutical Co., Ltd.	17,583	143,712
KyungDong City Gas Co., Ltd. (b)	823	27,868
KyungDong Invest Co., Ltd.	147	5,870
Kyungdong Pharm Co., Ltd.	7,027	146,375
L&F Co., Ltd.	10,851	433,817
Leaders Cosmetics Co., Ltd. (b)	7,499	126,437
LEENO Industrial, Inc.	6,955	373,558
LF Corp.	12,893	376,957
LG Hausys, Ltd.	2,952	267,749
LG International Corp.	38,826	984,658
LIG Nex1 Co., Ltd. (a)	5,353	299,014
Lock&Lock Co., Ltd.	3,453	87,893
Loen Entertainment, Inc.	4,101	430,958

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Lotte Chilsung Beverage Co., Ltd.	284	$352,563
Lotte Corp.	5,050	307,090
LOTTE Fine Chemical Co., Ltd.	14,866	901,222
Lotte Food Co., Ltd.	671	346,610
LOTTE Himart Co., Ltd.	4,296	276,488
LS Industrial Systems Co., Ltd.	11,503	699,496
Lumens Co., Ltd. (b)	19,004	74,823
Lutronic Corp.	1,554	16,838
Macrogen, Inc. (b)	4,311	146,177
Maeil Dairies Co., Ltd. (b)	919	56,914
Maeil Holdings Co., Ltd.	690	9,990
Magnachip Semiconductor Corp. (a) (b)	24,585	244,621
Medipost Co., Ltd. (a) (b)	4,386	479,344
Meritz Financial Group, Inc.	33,419	469,811
Minwise Co., Ltd. (a)	36,739	861,379
Mirae Corp. (b)	231,378	47,333
Modetour Network, Inc.	7,285	207,550
Muhak Co., Ltd.	4,899	89,921
Naturalendo Tech Co., Ltd. (a) (b)	10,325	224,719
Naturecell Co., Ltd. (a) (b)	28,857	621,320
Neowiz (a) (b)	6,708	76,758
NEPES Corp. (b)	10,402	91,821
Nexen Tire Corp.	27,160	299,368
NHN Entertainment Corp. (b)	8,603	549,666
NHN KCP Corp. (b)	7,700	120,835
NICE Holdings Co., Ltd.	5,488	75,101
NongShim Co., Ltd.	2,875	950,680
OCI Co., Ltd.	7,853	997,626
Orion Holdings, Corp.	12,484	310,774
Osstem Implant Co., Ltd. (b)	7,781	429,552
Paradise Co., Ltd. (a)	25,331	527,655
Partron Co., Ltd.	24,870	219,301
Paru Co., Ltd. (a) (b)	87,815	321,139
Peptron, Inc. (a) (b)	7,048	434,513
Pharmicell Co., Ltd. (b)	61,785	328,966
Poongsan Corp.	19,058	845,598
POSCO Chemtech Co., Ltd.	12,787	475,384
Posco ICT Co., Ltd.	8,030	62,632
Power Logics Co., Ltd. (b)	15,698	88,421
PSK, Inc.	15,012	361,085
Qurient Co., Ltd. (b)	6,482	184,672
Redrover Co., Ltd. (a) (b)	22,560	90,299
S&T Dynamics Co., Ltd. (b)	7,493	52,354
S&T Motiv Co., Ltd.	10,135	443,533
Sajo Industries Co., Ltd.	1,240	79,111
Sam Kwang Glass Co., Ltd.	187	7,633
Sam Yung Trading Co., Ltd.	5,726	94,671
Samchully Co., Ltd.	498	52,566
Samjin Pharmaceutical Co., Ltd.	10,308	345,189
Samsung Engineering Co., Ltd. (b)	94,345	1,092,782
Samsung Pharmaceutical Co., Ltd. (a) (b)	36,351	136,501
Samyang Holdings Corp.	4,027	458,917
Seah Besteel Corp.	11,494	311,896
SeAH Steel Corp.	672	60,386
Sebang Co., Ltd.	2,692	31,684
Seegene, Inc. (b)	14,049	439,626
Seobu T&D	11,932	146,008
Seohan Co., Ltd.	151,559	321,367

Seoul Semiconductor Co., Ltd.	24,167	628,696
SEOWONINTECH Co., Ltd.	6,917	53,046
Seoyon Co., Ltd.	3,258	22,399
Seoyon E-Hwa Co., Ltd.	3,539	33,223
SFA Engineering Corp.	29,062	1,051,938
Shinsegae Information & Communication Co., Ltd.	7,278	560,186
Shinsegae, Inc.	3,330	933,165
Silicon Works Co., Ltd.	5,092	251,615
SillaJen, Inc. (a) (b)	31,334	2,736,658
Sindoh Co., Ltd.	1,292	76,515
SK Bioland Co., Ltd.	3,998	75,064
SK Chemicals Co., Ltd. (d)	7,985	628,030
SK Gas, Ltd.	3,656	321,699
SK Materials Co., Ltd.	3,017	507,272
SK Networks Co., Ltd.	71,803	446,023
SK Securities Co., Ltd. (b)	242,989	261,022
SKC Co., Ltd.	14,396	632,023
SKCKOLONPI, Inc. (b)	9,027	398,417
SM Culture & Contents Co., Ltd. (b)	98,761	249,082
SM Entertainment Co. (a) (b)	9,318	302,027
Songwon Industrial Co., Ltd.	15,433	389,231
Soulbrain Co., Ltd.	7,718	486,633
SPC Samlip Co., Ltd.	1,642	240,038
Suheung Co., Ltd.	1,535	46,887
SundayToz Corp. (b)	990	24,830
Sungshin Cement Co., Ltd. (b)	1,675	8,824
Sungwoo Hitech Co., Ltd.	9,261	56,403
Suprema, Inc. (b)	1,744	38,120
Synopex, Inc. (a) (b)	30,467	142,154
Taekwang Industrial Co., Ltd.	536	659,392
Taeyoung Engineering & Construction Co., Ltd. (b)	45,180	434,687
Taihan Electric Wire Co., Ltd. (b)	98,438	103,445
TBH Global Co., Ltd. (b)	9,446	69,353
Tera Semicon Co., Ltd.	5,478	143,276
TES Co., Ltd.	16,968	605,462
Tongyang Life Insurance Co., Ltd.	7,923	56,247
Tongyang, Inc. (a)	136,306	252,737
Toptec Co., Ltd. (a)	20,039	533,475
Tovis Co., Ltd.	7,617	55,924
Value Added Technology Co., Ltd.	3,698	117,619
Viatron Technologies, Inc. (a)	11,518	222,710
Vieworks Co., Ltd.	6,771	258,684
ViroMed Co., Ltd. (b)	7,965	1,214,968
Wave Electronics Co., Ltd. (b)	6,662	132,238
Webzen, Inc. (b)	11,912	434,509
WeMade Entertainment Co., Ltd.	5,749	270,655
Whanin Pharmaceutical Co., Ltd.	8,845	183,832
Wins Co., Ltd.	6,885	79,426
WiSoL Co., Ltd.	6,354	83,984
Wonik Holdings Co., Ltd. (b)	103,158	760,279
Wonik IPS Co., Ltd. (b)	17,277	539,024
Woojeon Co., Ltd. (b) (d)	7,674	287
Woongjin Thinkbig Co., Ltd. (b)	8,340	55,234
YG Entertainment, Inc.	3,998	107,741
Youngone Corp. (b)	10,437	307,100
Yuanta Securities Korea Co., Ltd. (b)	76,595	276,173

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Yungjin Pharmaceutical Co., Ltd. (a) (b)	54,491	$446,902

		95,896,885

SPAIN — 1.3%
Abengoa SA Class B (a) (b)	12,547,884	150,675
Almirall SA	35,080	351,736
Applus Services SA	55,575	752,431
Axiare Patrimonio SOCIMI SA	32,467	718,129
Codere SA (b)	29,708	285,030
Construcciones y Auxiliar de Ferrocarriles SA	23,233	953,560
Ence Energia y Celulosa SA	53,495	353,302
Ercros SA	66,537	228,507
Euskaltel SA (e)	32,511	265,389
Faes Farma SA	240,496	849,036
Fluidra SA	36,423	516,531
Hispania Activos Inmobiliarios SOCIMI SA	47,867	902,416
Lar Espana Real Estate Socimi SA	25,905	276,539
Let’s GOWEX SA (a) (b) (c)	9,561	—
Liberbank SA (b)	659,613	350,092
Neinor Homes SA (b) (e)	24,985	549,036
Obrascon Huarte Lain SA (b)	49,871	298,288
Papeles y Cartones de Europa SA	28,094	381,715
Parques Reunidos Servicios Centrales SAU (e)	15,856	282,742
Pharma Mar SA (b)	181,024	539,087
Promotora de Informaciones SA Class A (a) (b)	33,941	100,668
Sacyr SA (b)	123,916	351,015
Saeta Yield SA	14,222	167,533
Talgo SA (a) (e)	38,715	197,997
Tecnicas Reunidas SA (a)	20,445	649,603
Telepizza Group SA (b) (e)	33,988	191,820
Tubacex SA (a) (b)	157,951	635,386

		11,298,263

SWEDEN — 3.0%
AcadeMedia AB (b) (e)	30,376	240,225
Acando AB	90,640	308,868
AF AB Class B	30,538	674,727
Alimak Group AB (e)	20,714	323,834
Ambea AB (a) (b) (e)	18,765	169,028
Attendo AB (e)	50,217	539,430
Avanza Bank Holding AB	10,413	437,632
Axactor AB (a) (b)	733,079	257,225
Bergman & Beving AB	13,759	144,522
Betsson AB (b)	52,240	386,018
Bilia AB Class A	27,124	265,028
BioGaia AB Class B	6,489	258,371
Biotage AB	37,526	385,000
Bonava AB Class B	39,170	548,260
Boozt AB (a) (b) (e)	20,577	184,093
Bravida Holding AB (e)	84,858	568,484
Bufab AB	23,828	309,218
Bure Equity AB	23,118	277,416
Byggmax Group AB (a)	35,697	239,797
Capio AB (d)	72,959	392,085
Cellavision AB	19,504	342,437
Clas Ohlson AB Class B	19,923	273,751

Cloetta AB Class B	113,125	410,359
CLX Communications AB (b) (e)	858	7,571
Coor Service Management Holding AB (e)	44,917	342,878
D Carnegie & Co. AB (b)	13,216	197,332
Duni AB	17,319	256,480
Dustin Group AB (e)	33,335	331,823
Eltel AB (a) (b) (d)	59,096	209,317
Fingerprint Cards AB Class B (a) (b)	147,649	285,109
G5 Entertainment AB	4,392	170,584
Granges AB	38,119	392,247
Haldex AB (b)	45,458	484,423
Hansa Medical AB (a) (b)	14,477	441,162
Hemfosa Fastigheter AB	58,588	786,421
HIQ International AB (b)	33,066	251,403
Hoist Finance AB (e)	26,687	300,687
Infant Bacterial Theraoeutic AB (b)	15	211
Investment AB Oresund	15,973	257,031
INVISIO Communications AB (a)	28,620	277,024
Inwido AB	31,836	325,651
KappAhl AB	38,466	212,826
Karo Pharma AB (a) (b)	85,154	348,417
Klovern AB Class B	195,035	255,362
KNOW IT AB	24,112	457,944
Kungsleden AB	83,845	609,316
LeoVegas AB (e)	66,459	679,810
Lindab International AB	21,392	178,190
Medicover AB (b)	37,304	287,041
Medivir AB Class B (a) (b)	885	5,221
Mekonomen AB (a)	9,788	178,426
Momentum Group AB Class B (b)	20,386	290,073
Mycronic AB (a)	31,388	325,860
New Wave Group AB Class B	97,622	649,820
Nobia AB	54,251	459,850
Nobina AB (e)	50,178	330,945
Nolato AB Class B	12,421	817,700
Nordax Group AB (e)	72,458	469,041
Opus Group AB	15,425	12,246
Qliro Group AB (a) (b)	98,060	216,780
Ratos AB Class B	57,005	249,534
RaySearch Laboratories AB (b)	14,540	303,675
Recipharm AB Class B (a)	10,472	126,303
Sagax AB Class D	30	110
SAS AB (b)	89,707	233,375
Scandi Standard AB	29,791	231,051
Scandic Hotels Group AB (e)	31,606	454,547
SkiStar AB	11,100	214,205
Starbreeze AB (a) (b)	48,138	49,387
Tethys Oil AB	32,026	257,186
Thule Group AB (e)	28,367	640,618
Tobii AB (b)	40,668	175,835
Troax Group AB	6,481	220,453
Vitrolife AB	8,705	662,377
Wihlborgs Fastigheter AB	122,425	2,935,209

		26,791,895

SWITZERLAND — 2.2%
APG SGA SA	306	142,952
Arbonia AG (a) (b)	20,763	346,228
Ascom Holding AG	21,497	555,900

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Autoneum Holding AG	1,450	$417,740
Bachem Holding AG Class B	3,700	584,710
Basilea Pharmaceutica, Ltd. (a) (b)	8,839	688,435
Bell Food Group AG	841	370,661
Bobst Group SA	2,826	375,833
Bossard Holding AG Class A	2,046	482,894
Burckhardt Compression Holding AG	1,409	456,895
Burkhalter Holding AG	2,773	361,102
Comet Holding AG (b)	3,469	546,069
Evolva Holding SA (b)	252,189	80,224
Gurit Holding AG (b)	240	259,333
HBM Healthcare Investments AG Class A (b)	3,180	434,986
HOCHDORF Holding AG (a) (b)	890	261,429
Huber + Suhner AG	6,414	334,686
Implenia AG	8,424	569,668
Inficon Holding AG (b)	959	598,822
Interroll Holding AG	412	610,073
Intershop Holding AG	257	128,434
Kardex AG (b)	4,153	509,696
Komax Holding AG	2,250	737,686
Kudelski SA (a)	40,179	496,826
LEM Holding SA	277	469,578
Leonteq AG (b)	3,719	240,428
Metall Zug AG	63	238,941
Meyer Burger Technology AG (a) (b)	167,213	286,553
Mobilezone Holding AG (a)	14,633	192,954
Mobimo Holding AG (b)	3,160	847,963
Newron Pharmaceuticals SpA (b)	185	2,202
Orior AG	5,865	464,325
Phoenix Mecano AG	458	288,806
Resurs Holding AB (a) (e)	51,878	369,086
Rieter Holding AG (b)	1,494	364,570
Santhera Pharmaceutical Holding AG (b)	33	1,217
Schmolz + Bickenbach AG (b)	188,449	162,439
Schweiter Technologies AG	338	438,412
Siegfried Holding AG (b)	1,771	588,819
Swissquote Group Holding SA	5,626	220,248
u-blox Holding AG (b)	2,919	574,514
Valiant Holding AG	6,756	730,716
Valora Holding AG	4,983	1,661,852
Vaudoise Assurances Holding SA	454	246,218
Vetropack Holding AG	126	242,561
Ypsomed Holding AG (a) (b)	1,889	311,312
Zehnder Group AG	2,618	107,326
Zur Rose Group AG (b)	2,643	355,293

		19,757,615

UNITED ARAB EMIRATES — 0.0% (g)
Lamprell PLC (b)	118,595	125,135

UNITED KINGDOM — 8.7%
888 Holdings PLC	79,259	302,032
A.G.Barr PLC	46,984	423,611
AA PLC	349,017	802,626
Acacia Mining PLC	85,361	229,212
Aldermore Group PLC (b)	74,664	313,408
Allied Minds PLC (b)	87,728	195,812
Anglo Pacific Group PLC	126,210	260,364
AO World PLC (a) (b)	83,787	124,677

Arrow Global Group PLC	90,225	484,241
Ascential PLC	195,853	1,020,814
Assura PLC	1,066,192	921,624
AVEVA Group PLC	32,637	1,220,739
Avon Rubber PLC	17,297	285,228
Biffa PLC (e)	143,061	507,037
Big Yellow Group PLC REIT	59,190	696,202
Bovis Homes Group PLC	71,919	1,140,220
Brewin Dolphin Holdings PLC	111,483	588,154
Cairn Energy PLC (b)	254,910	737,245
Capital & Regional PLC REIT	348,815	276,038
Card Factory PLC	101,497	405,172
Carillion PLC (a)	8,004	1,868
Chemring Group PLC	102,845	255,640
Cineworld Group PLC	6	49
Civitas Social Housing PLC REIT	132,364	202,780
Clarkson PLC	12,349	477,933
CMC Markets PLC (e)	37,921	76,946
Coats Group PLC	584,022	704,317
Computacenter PLC	33,040	515,332
Connect Group PLC	71,772	108,740
Costain Group PLC	52,711	333,528
Countrywide PLC (b)	7,080	11,517
Cranswick PLC	22,014	993,740
Crest Nicholson Holdings PLC	137,541	1,014,019
Dairy Crest Group PLC	65,125	507,884
De La Rue PLC	37,979	329,578
Debenhams PLC	424,937	199,755
Devro PLC	63,073	195,387
DFS Furniture PLC	77,870	206,464
Dialight PLC (a) (b)	12,644	94,073
Dignity PLC	25,083	617,545
Diploma PLC	48,824	823,602
Domino’s Pizza Group PLC	270,288	1,263,990
Drax Group PLC	211,722	775,017
Dunelm Group PLC	55,820	522,910
EI Group PLC (b)	439,335	839,463
Elementis PLC	215,143	838,471
Empiric Student Property PLC	369,202	463,229
EnQuest PLC (b)	162,151	62,515
Equiniti Group PLC (e)	202,050	779,791
Essentra PLC	108,959	780,453
esure Group PLC	145,049	487,594
F&C Commercial Property Trust, Ltd.	286,183	526,115
Fenner PLC	168,095	908,993
Fidessa Group PLC	19,282	660,179
Firstgroup PLC (b)	530,238	792,594
Forterra PLC (e)	103,503	417,591
Foxtons Group PLC	9,208	10,214
Galliford Try PLC	42,253	735,048
Games Workshop Group PLC	12,584	448,216
Genel Energy PLC (b)	23,679	34,514
Genus PLC	34,136	1,168,752
Go-Ahead Group PLC	17,816	358,858
Gocompare.Com Group PLC	169,609	244,926
Grainger PLC	173,483	679,396
Greene King PLC	6	45
Greggs PLC	51,969	983,512
Gulf Keystone Petroleum, Ltd. (b)	161,951	234,962

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Halfords Group PLC	87,222	$412,727
Hansteen Holdings PLC	142,736	276,113
Helical Bar PLC	41,701	191,797
Hill & Smith Holdings PLC	38,402	695,588
Hunting PLC (b)	65,777	538,328
Huntsworth PLC	1,781	1,958
Ibstock PLC (e)	210,025	757,157
Indivior PLC (b)	24	133
International Personal Finance PLC	88,988	237,748
Interserve PLC (a) (b)	4,959	6,406
ITE Group PLC	286,396	704,140
J D Wetherspoon PLC (a)	87,434	1,486,733
Jackpotjoy PLC (b)	41,624	466,502
JD Sports Fashion PLC	9	41
John Laing Group PLC (e)	186,008	739,770
John Menzies PLC	28,512	262,466
Johnston Press PLC (b)	354	55
Just Group PLC	356,238	821,159
KCOM Group PLC	229,985	282,334
Keller Group PLC	56,643	745,550
Kier Group PLC	53,645	789,543
Laird PLC	62,745	116,708
Lancashire Holdings, Ltd.	103,596	955,751
Lb-shell PLC (b)	571	2
LondonMetric Property PLC	317,819	799,669
Lookers PLC	132,052	183,992
Luxfer Holdings PLC	9,128	144,222
Marshalls PLC	104,649	643,974
Marston’s PLC	409,008	622,446
McBride PLC (b)	148,655	463,519
McBride PLC Class B (b) (d)	4,089,696	5,532
McCarthy & Stone PLC (e)	233,114	497,614
Medica Group PLC	92,077	257,211
Mitchells & Butlers PLC	107,565	411,935
Mitie Group PLC	260,346	680,418
Moneysupermarket.com Group PLC	27	130
Morgan Advanced Materials PLC	180,581	823,959
Mothercare PLC (b)	19,233	16,911
N Brown Group PLC	63,071	230,959
NCC Group PLC	129,782	410,816
NewRiver REIT PLC	142,766	645,816
NMC Health PLC	3	117
Northgate PLC	49,142	253,443
On the Beach Group PLC (e)	36,247	230,456
OneSavings Bank PLC	60,757	339,112
Ophir Energy PLC (b)	202,959	186,696
Oxford Biomedica PLC (b)	1,702,161	203,780
Oxford Instruments PLC	23,726	273,131
Pagegroup PLC	154,467	976,866
Paragon Banking Group PLC	131,989	876,135
Pendragon PLC	528,585	203,787
Petrofac, Ltd.	143,306	988,672
Petropavlovsk PLC (b)	957,779	100,412
Pets at Home Group PLC	154,493	368,659
Photo-Me International PLC	106,157	264,231
Picton Property Income, Ltd.	176,493	199,954
Polypipe Group PLC	114,856	610,920
Premier Foods PLC (b)	63,284	36,597
Premier Oil PLC (a) (b)	228,027	235,203

Primary Health Properties PLC	294,700	466,427
Provident Financial PLC (a)	80,438	977,136
PZ Cussons PLC	109,231	478,011
QinetiQ Group PLC	283,941	887,658
Rank Group PLC	75,288	245,958
Rathbone Brothers PLC	25,148	868,844
RDI REIT PLC	582,347	290,057
Regional REIT, Ltd. REIT (e)	161,645	225,225
Renewi PLC	420,686	587,863
Renishaw PLC	3	212
Restaurant Group PLC	86,746	353,210
RPC Group PLC	12	143
RPS Group PLC	205,009	755,020
Safestore Holdings PLC	79,906	540,032
Savills PLC	56,590	760,162
Schroder Real Estate Investment Trust, Ltd.	246,314	201,587
Senior PLC	425,329	1,499,973
Serco Group PLC (b)	566,122	757,397
SIG PLC	265,910	633,808
Sirius Minerals PLC (a) (b)	2,369,448	753,239
Soco International PLC	101,424	152,979
Softcat PLC	58,710	412,984
Spire Healthcare Group PLC (e)	160,340	550,058
SSP Group PLC	15	139
ST Modwen Properties PLC	72,235	396,531
Stagecoach Group PLC	147,561	328,763
Stobart Group, Ltd.	122,135	465,089
Stock Spirits Group PLC	90,876	330,381
SuperGroup PLC	24,282	649,394
SVG Capital PLC (b) (d)	16,733	15,845
Ted Baker PLC	10,842	397,609
Telecom Plus PLC	9,901	160,857
Topps Tiles PLC	106,448	115,198
TORM PLC (a)	11,611	100,185
Trinity Mirror PLC	10,165	10,932
Tyman PLC	116,507	572,500
UK Commercial Property Trust, Ltd.	163,196	195,596
Ultra Electronics Holdings PLC	38,846	707,834
Vectura Group PLC (b)	286,056	455,454
Virgin Money Holdings UK PLC	161,786	621,989
Wincanton PLC	150,159	482,428
Workspace Group PLC	45,347	614,658
ZPG PLC (e)	142,899	639,072

		76,956,941

UNITED STATES — 0.9%
Adaptimmune Therapeutics PLC ADR (b)	35,579	237,668
Alacer Gold Corp. (a) (b)	11,155	19,854
Argonaut Gold, Inc. (b)	6,449	12,353
Avadel Pharmaceuticals PLC ADR (a) (b)	20,867	171,109
Boart Longyear, Ltd. (b)	36	—
Civeo Corp. (b)	97,628	266,524
DHT Holdings, Inc.	61,795	221,844
Eros International PLC (a) (b)	16,119	155,548
Ferroglobe Representation & Warranty Insurance Trust (b) (c)	19,857	—
Globant SA (b)	12,151	564,535

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Golden Star Resources, Ltd. (a) (b)	258,328	$229,912
IMAX Corp. (b)	35,967	832,636
MDC Partners, Inc. Class A (b)	30,946	301,724
Mimecast, Ltd. (b)	18,756	537,735
Mitel Networks Corp. (b)	38,990	320,888
Nordic American Tankers, Ltd.	2,389	5,877
OM Asset Management PLC	59,822	1,002,018
Ormat Technologies, Inc.	1	50
Oxford Immunotec Global PLC (a) (b)	18,606	259,926
REC Silicon ASA (b)	87,773	14,809
Ship Finance International, Ltd.	34,523	535,107
Stratasys, Ltd. (a) (b)	31,674	632,213
Tahoe Resources, Inc.	165,377	795,900
Tucows, Inc. Class A (a) (b)	7,720	540,786
Vail Resorts, Inc.	24	5,099

		7,664,115

TOTAL COMMON STOCKS (Cost $777,612,116)		878,227,378

WARRANTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Westgold Resources, Ltd. (expiring 6/30/19) (a) (b)	19,337	3,403

SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b) (d)	115,305	2,588

UNITED STATES — 0.0% (g)
Boart Longyear, Ltd. (expiring 9/13/24) (b) (d)	50	—

TOTAL WARRANTS (Cost $—)		5,991

RIGHTS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
CrucialTec Co., Ltd. (expiring 1/5/18) (b) (d)	7,046	2,534
Heung-A Shipping Co., Ltd. (expiring 1/18/18) (a) (b) (d)	12,405	1,240

		3,774

SPAIN — 0.0% (g)
Faes Farma SA (expires 12/29/17) (b)	273,595	33,839

TOTAL RIGHTS (Cost $42,115)		37,613

SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i)	157,650	157,650
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	67,449,115	67,449,115

TOTAL SHORT-TERM INVESTMENTS (Cost $67,606,765)		67,606,765

TOTAL INVESTMENTS — 107.3% (Cost $845,260,996)		945,877,747
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(64,673,606)

NET ASSETS — 100.0%		$881,204,141

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $1,049,993 representing 0.1% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$59,521,975	$3,793	$0	(b)	$59,525,768
Austria	2,750,331	—	—		2,750,331

See accompanying Notes to Schedule of Investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs		Total
Belgium	$11,097,990	$—		$—		$11,097,990
Canada	75,393,117	56,944		0	(b)	75,450,061
China	1,721,524	—		—		1,721,524
Denmark	5,411,638	—		0	(b)	5,411,638
Finland	6,541,816	5,005		0	(b)	6,546,821
France	18,194,963	—		—		18,194,963
Germany	28,066,583	—		—		28,066,583
Greece	—	—		0	(b)	—
Hong Kong	22,280,954	215,567		0	(b)	22,496,521
Ireland	7,416,550	—		—		7,416,550
Israel	15,887,909	—		—		15,887,909
Italy	10,227,764	—		—		10,227,764
Japan	324,800,546	48		—		324,800,594
Liechtenstein	234,473	—		—		234,473
Luxembourg	480,154	—		—		480,154
Macau	458,993	—		—		458,993
Malta	337,069	—		—		337,069
Netherlands	12,740,644	—		—		12,740,644
New Zealand	9,814,759	—		—		9,814,759
Norway	10,816,946	—		—		10,816,946
Peru	308,621	—		—		308,621
Portugal	1,902,404	—		—		1,902,404
Singapore	12,726,367	113,046		0	(b)	12,839,413
South Africa	208,036	—		0	(b)	208,036
South Korea	95,268,568	628,317		0	(b)	95,896,885
Spain	11,298,263	—		0	(b)	11,298,263
Sweden	26,791,895	—		—		26,791,895
Switzerland	19,757,615	—		—		19,757,615
United Arab Emirates	125,135	—		—		125,135
United Kingdom	76,935,564	21,377		—		76,956,941
United States	7,664,115	—		0	(b)	7,664,115
Warrants
Australia	3,403	—		—		3,403
Singapore	—	2,588		—		2,588
United States	—	0	(a)	—		—
Rights
South Korea	—	3,774		—		3,774
Spain	33,839	—		—		33,839
Short-Term Investments	67,606,765	—		—		67,606,765

TOTAL INVESTMENTS	$944,827,288	$1,050,459		$0		$945,877,747

(a)	Fund held Level 2 securities that were valued at $0 at December 31, 2017.
(b)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund — Class G Shares	73,500	$73,500	$55,705,240	$55,621,090	$—	$—	157,650	$157,650	$17,131	$—
State Street Navigator Securities Lending Government Money Market Portfolio	66,029,680	66,029,680	35,693,254	34,273,819	—	—	67,449,115	67,449,115	758,236	—

TOTAL		$66,103,180	$91,398,494	$89,894,909	$—	$—		$67,606,765	$775,367	$—

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 14.2%
BGP Holdings PLC (a) (b)	32,410,441	$—
BWP Trust REIT	3,881,726	9,381,525
Charter Hall Retail REIT	2,645,265	8,607,016
Dexus REIT	7,963,142	60,726,629
Goodman Group REIT	12,649,380	83,305,069
GPT Group REIT	14,161,565	56,600,758
Investa Office Fund REIT	3,916,962	13,939,617
Scentre Group REIT	42,025,335	137,725,800
Vicinity Centres REIT	25,353,891	53,939,090
Westfield Corp. REIT	15,087,691	111,989,960

		536,215,464

AUSTRIA — 1.0%
CA Immobilien Anlagen AG	576,007	17,848,527
IMMOFINANZ AG (b)	7,665,360	19,762,203

		37,610,730

BELGIUM — 0.5%
Cofinimmo SA REIT	154,709	20,388,763

BRAZIL — 0.7%
BR Malls Participacoes SA	6,901,516	26,485,876

CANADA — 3.2%
Artis Real Estate Investment Trust	582,466	6,554,747
Boardwalk Real Estate Investment Trust	180,930	6,222,334
Canadian Apartment Properties REIT	531,159	15,820,946
Canadian Real Estate Investment Trust	283,782	10,486,537
Dream Office Real Estate Investment Trust	290,605	5,139,716
First Capital Realty, Inc. (c)	1,288,125	21,301,688
H&R Real Estate Investment Trust	1,124,074	19,162,952
RioCan Real Estate Investment Trust	1,261,293	24,522,206
SmartCentres Real Estate Investment Trust REIT	514,958	12,703,900

		121,915,026

FRANCE — 10.6%
Fonciere Des Regions REIT	419,378	47,579,107
Gecina SA REIT	379,870	70,201,174
Klepierre SA REIT	1,637,159	72,079,756
Mercialys SA REIT	435,605	9,648,110
Unibail-Rodamco SE REIT	783,979	197,694,451

		397,202,598

GERMANY — 2.5%
Deutsche EuroShop AG	399,054	16,270,697
Grand City Properties SA	831,064	19,609,557
LEG Immobilien AG	495,242	56,667,696

		92,547,950

HONG KONG — 7.9%
Champion REIT	16,358,174	11,990,372
Hang Lung Properties, Ltd.	15,964,755	39,006,667
Hongkong Land Holdings, Ltd.	9,282,900	65,351,616
Hysan Development Co., Ltd.	4,038,846	21,415,344
Link REIT	17,363,355	160,921,939

		298,685,938

ITALY — 0.2%
Beni Stabili SpA SIIQ	8,184,104	7,576,982

JAPAN — 24.8%
Activia Properties, Inc. REIT	5,240	21,955,437
Advance Residence Investment Corp.	10,642	26,177,525
Aeon Mall Co., Ltd.	895,740	17,525,175
AEON REIT Investment Corp. (c)	11,749	12,359,134
Daiwa House REIT Investment Corp.	11,993	28,500,010
Daiwa Office Investment Corp.	2,474	13,045,326
Frontier Real Estate Investment Corp.	3,907	15,190,999
Fukuoka Corp. REIT	5,874	8,770,589
GLP J — REIT	22,492	24,338,880
Heiwa Real Estate Co., Ltd.	267,400	4,823,407
Hoshino Resorts REIT, Inc. (c)	1,697	8,240,204
Hulic Co., Ltd.	3,818,390	42,912,399
Hulic, Inc. REIT	7,934	11,550,608
Industrial & Infrastructure Fund Investment Corp. REIT	3,127	13,435,135
Invincible Investment Corp. REIT	33,374	14,205,799
Japan Excellent, Inc.	10,280	11,963,675
Japan Hotel REIT Investment Corp.	31,616	21,217,662
Japan Prime Realty Investment Corp. REIT (c)	7,276	23,123,018
Japan Real Estate Investment Corp. REIT	10,328	49,049,978
Japan Rental Housing Investments, Inc.	12,896	9,410,130
Japan Retail Fund Investment Corp. REIT	21,036	38,580,005
Kenedix Office Investment Corp. REIT	3,192	18,134,754
Kenedix Residential Investment Corp.	2,743	7,962,370
Kenedix Retail REIT Corp.	3,994	8,261,003
Leopalace21 Corp.	1,990,400	15,477,944
MCUBS MidCity Investment Corp.	11,850	7,889,481
Mitsui Fudosan Co., Ltd.	7,827,200	175,443,231
Mori Hills REIT Investment Corp. REIT	11,719	14,168,911
Mori Trust Sogo REIT, Inc.	7,608	10,589,742
Nippon Building Fund, Inc. REIT (c)	11,141	54,493,484
Nippon Prologis REIT, Inc.	16,222	34,316,046
Nomura Real Estate Master Fund, Inc.	32,995	40,976,480
NTT Urban Development Corp.	854,331	9,889,460
Orix JREIT, Inc. REIT	21,132	29,282,780
Premier Investment Corp.	10,594	10,025,037
Tokyu Fudosan Holdings Corp.	4,042,400	29,245,948
Tokyu REIT, Inc.	7,692	9,559,521
United Urban Investment Corp. REIT	24,094	34,670,550
Unizo Holdings Co., Ltd.	182,500	4,957,390

		931,719,227

MEXICO — 1.0%
Fibra Uno Administracion SA de CV REIT	24,576,825	36,603,648

NETHERLANDS — 0.9%
Eurocommercial Properties NV	385,144	16,792,685
Wereldhave NV	317,149	15,233,304

		32,025,989

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 1.8%
SM Prime Holdings, Inc.	91,151,700	$68,473,332

ROMANIA — 2.1%
NEPI Rockcastle PLC	4,561,712	78,695,059

SINGAPORE — 7.7%
Ascendas REIT	18,930,368	38,529,333
CapitaLand Commercial Trust	20,484,429	29,583,170
CapitaLand Mall Trust REIT	21,256,147	33,878,774
CapitaLand, Ltd.	20,105,797	53,107,949
Global Logistic Properties, Ltd.	23,298,115	58,750,859
Keppel REIT (c)	14,194,253	13,382,789
Mapletree Commercial Trust REIT	14,970,400	18,147,297
Mapletree Logistics Trust	16,111,402	15,913,686
Suntec Real Estate Investment Trust	17,566,776	28,261,425

		289,555,282

SOUTH AFRICA — 2.7%
Growthpoint Properties, Ltd. REIT	21,756,834	48,610,180
Hyprop Investments, Ltd.	1,956,707	18,539,720
Redefine Properties, Ltd. REIT	41,882,082	36,198,568

		103,348,468

SPAIN — 1.6%
Inmobiliaria Colonial Socimi SA REIT	2,537,006	25,233,640
Martinsa Fadesa SA (a) (b)	35,998	—
Merlin Properties Socimi SA	2,630,547	35,694,004

		60,927,644

SWEDEN — 1.9%
Castellum AB	2,154,707	36,422,773
Fabege AB	1,108,167	23,631,873
Kungsleden AB	1,509,125	10,967,076

		71,021,722

SWITZERLAND — 2.2%
PSP Swiss Property AG	318,277	30,162,012
Swiss Prime Site AG (b)	563,924	52,081,232

		82,243,244

THAILAND — 0.7%
Central Pattana PCL NVDR	10,615,159	27,767,484

UNITED KINGDOM — 11.6%
British Land Co. PLC REIT	8,015,957	74,983,385
Capital & Counties Properties PLC	5,930,446	25,647,644
Derwent London PLC	873,965	36,862,742
Grainger PLC	3,277,696	12,836,148
Great Portland Estates PLC REIT	2,575,331	23,985,815
Hammerson PLC REIT	6,257,107	46,299,722
Intu Properties PLC REIT (c)	6,889,376	23,578,593
Land Securities Group PLC REIT	5,928,557	80,840,131
Segro PLC REIT	7,844,687	62,291,846
Shaftesbury PLC	1,892,746	26,730,699
UNITE Group PLC REIT	1,897,009	20,657,737

		434,714,462

TOTAL COMMON STOCKS (Cost $3,395,960,060)		3,755,724,888

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	1,498,467	1,498,467
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	69,714,223	69,714,223

TOTAL SHORT-TERM INVESTMENTS (Cost $71,212,690)		71,212,690

TOTAL INVESTMENTS — 101.7% (Cost $3,467,172,750)		3,826,937,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(63,410,744)

NET ASSETS — 100.0%		$3,763,526,834

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$536,215,464	$—	$0	(a)	$536,215,464
Austria	37,610,730	—	—		37,610,730
Belgium	20,388,763	—	—		20,388,763
Brazil	26,485,876	—	—		26,485,876
Canada	121,915,026	—	—		121,915,026
France	397,202,598	—	—		397,202,598
Germany	92,547,950	—	—		92,547,950
Hong Kong	298,685,938	—	—		298,685,938
Italy	7,576,982	—	—		7,576,982
Japan	931,719,227	—	—		931,719,227
Mexico	36,603,648	—	—		36,603,648
Netherlands	32,025,989	—	—		32,025,989
Philippines	68,473,332	—	—		68,473,332
Romania	78,695,059	—	—		78,695,059
Singapore	289,555,282	—	—		289,555,282
South Africa	103,348,468	—	—		103,348,468
Spain	60,927,644	—	0	(a)	60,927,644
Sweden	71,021,722	—	—		71,021,722
Switzerland	82,243,244	—	—		82,243,244
Thailand	27,767,484	—	—		27,767,484
United Kingdom	434,714,462	—	—		434,714,462
Short-Term Investments	71,212,690	—	—		71,212,690

TOTAL INVESTMENTS	$3,826,937,578	$—	$0		$3,826,937,578

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	3,755,745	$3,755,745	$61,986,162	$64,243,440	$—	$—	1,498,467	$1,498,467	$14,481
State Street Navigator Securities Lending Government Money Market Portfolio	60,686,836	60,686,836	163,697,655	154,670,268	—	—	69,714,223	69,714,223	99,669

TOTAL		$64,442,581	$225,683,817	$218,913,708	$—	$—		$71,212,690	$114,150

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 8.6%
Macquarie Atlas Roads Group	312,477	$1,537,301
Qube Holdings, Ltd.	709,701	1,437,690
Sydney Airport	574,427	3,167,481
Transurban Group	925,796	9,000,705

		15,143,177

BRAZIL — 0.7%
Ultrapar Participacoes SA ADR	55,477	1,260,992

CANADA — 10.7%
AltaGas, Ltd. (a)	21,912	500,516
Enbridge, Inc. (b)	208,433	8,177,953
Enbridge, Inc. (b)	2,122	82,991
Fortis, Inc.	35,533	1,307,655
Inter Pipeline, Ltd. (a)	47,947	996,098
Pembina Pipeline Corp.	51,526	1,871,542
TransCanada Corp. (a)	111,440	5,441,477
Westshore Terminals Investment Corp.	26,497	555,973

		18,934,205

CHILE — 0.3%
Enel Americas SA ADR	48,152	537,858

CHINA — 3.7%
Beijing Capital International Airport Co., Ltd. Class H	744,000	1,121,144
Beijing Enterprises Water Group, Ltd. (c)	420,000	325,048
China Merchants Port Holdings Co., Ltd.	628,074	1,643,037
COSCO SHIPPING Ports, Ltd.	868,725	903,475
Guangdong Investment, Ltd.	246,000	329,162
Jiangsu Expressway Co., Ltd. Class H	640,000	974,250
Kunlun Energy Co., Ltd.	436,000	453,998
Zhejiang Expressway Co., Ltd. Class H	746,000	819,738

		6,569,852

FRANCE — 5.0%
Aeroports de Paris	17,004	3,236,318
Engie SA	137,270	2,362,893
Getlink SE	243,419	3,133,430

		8,732,641

GERMANY — 2.5%
E.ON SE	186,975	2,034,372
Fraport AG Frankfurt Airport Services Worldwide	19,233	2,121,506
Hamburger Hafen und Logistik AG	11,015	313,079

		4,468,957

HONG KONG — 2.2%
China Gas Holdings, Ltd.	196,000	541,568
CLP Holdings, Ltd.	167,500	1,713,075
Hong Kong & China Gas Co., Ltd.	689,200	1,350,664
Hopewell Highway Infrastructure, Ltd.	533,000	339,547

		3,944,854

ITALY — 8.6%
ASTM SpA	18,681	543,531
Atlantia SpA	244,872	7,739,194
Enav SpA (d)	133,466	722,800
Enel SpA	655,705	4,039,212

Snam SpA	286,549	1,403,879
Societa Iniziative Autostradali e Servizi SpA	35,775	666,718

		15,115,334

MEXICO — 2.8%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	21,954	910,652
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,607	2,014,815
Grupo Aeroportuario del Sureste SAB de CV ADR	10,562	1,927,671

		4,853,138

NEW ZEALAND — 1.3%
Auckland International Airport, Ltd.	484,604	2,233,335

SINGAPORE — 0.8%
Hutchison Port Holdings Trust	2,721,470	1,129,410
SIA Engineering Co., Ltd.	129,000	302,133

		1,431,543

SPAIN — 12.1%
Abertis Infraestructuras SA	391,912	8,729,779
Aena SME SA (d)	38,270	7,766,331
Enagas SA (a)	29,202	837,020
Iberdrola SA	504,450	3,913,104

		21,246,234

SWITZERLAND — 1.3%
Flughafen Zuerich AG	9,911	2,266,970

UNITED KINGDOM — 4.1%
BBA Aviation PLC	468,103	2,214,392
National Grid PLC	301,095	3,564,337
SSE PLC	85,591	1,528,338

		7,307,067

UNITED STATES — 34.7%
American Electric Power Co., Inc.	41,789	3,074,417
Cheniere Energy, Inc. (c)	25,862	1,392,410
Consolidated Edison, Inc.	26,297	2,233,930
Dominion Energy, Inc.	54,597	4,425,633
DTE Energy Co.	15,278	1,672,330
Duke Energy Corp.	59,441	4,999,582
Edison International	27,648	1,748,460
Eversource Energy	26,884	1,698,531
Exelon Corp.	81,543	3,213,610
Kinder Morgan, Inc.	245,560	4,437,269
Macquarie Infrastructure Corp.	40,435	2,595,927
NextEra Energy, Inc.	39,813	6,218,392
ONEOK, Inc.	48,586	2,596,922
PG&E Corp.	43,582	1,953,781
PPL Corp.	58,069	1,797,236
Public Service Enterprise Group, Inc.	42,925	2,210,637
Sempra Energy	21,301	2,277,503
Southern Co.	84,905	4,083,081
Targa Resources Corp.	27,560	1,334,455
WEC Energy Group, Inc.	26,779	1,778,929
Williams Cos., Inc.	105,702	3,222,854
Xcel Energy, Inc.	43,169	2,076,861

		61,042,750

TOTAL COMMON STOCKS (Cost $161,289,006)		175,088,907

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Transurban Group (expiring 01/24/18) (c) (f) (Cost $0)	75,806	$—

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	489,590	489,590
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,379,763	1,379,763

TOTAL SHORT-TERM INVESTMENTS (Cost $1,869,353)		1,869,353

TOTAL INVESTMENTS — 100.5% (Cost $163,158,359)		176,958,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(848,488)

NET ASSETS — 100.0%		$176,109,772

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$15,143,177	$—	$—		$15,143,177
Brazil	1,260,992	—	—		1,260,992
Canada	18,934,205	—	—		18,934,205
Chile	537,858	—	—		537,858
China	6,569,852	—	—		6,569,852
France	8,732,641	—	—		8,732,641
Germany	4,468,957	—	—		4,468,957
Hong Kong	3,944,854	—	—		3,944,854
Italy	15,115,334	—	—		15,115,334
Mexico	4,853,138	—	—		4,853,138
New Zealand	2,233,335	—	—		2,233,335
Singapore	1,431,543	—	—		1,431,543
Spain	21,246,234	—	—		21,246,234
Switzerland	2,266,970	—	—		2,266,970
United Kingdom	7,307,067	—	—		7,307,067
United States	61,042,750	—	—		61,042,750
Rights
Australia	—	—	0	(a)	—
Short-Term Investments	1,869,353	—	—		1,869,353

TOTAL INVESTMENTS	$176,958,260	$—	$0		$176,958,260

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

See accompanying Notes to Schedule of Investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	403,650	$403,650	$4,418,570	$4,332,630	$—	$—	489,590	$489,590	$1,388
State Street Navigator Securities Lending Government Money Market Portfolio	7,104,926	7,104,926	24,613,183	30,338,346	—	—	1,379,763	1,379,763	12,812

TOTAL		$7,508,576	$29,031,753	$34,670,976	$—	$—		$1,869,353	$14,200

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 9.4%
Amcor, Ltd.	2,293,281	$27,658,699
BHP Billiton, Ltd.	2,784,705	64,405,153
Fortescue Metals Group, Ltd.	1,492,440	5,696,483
Newcrest Mining, Ltd.	661,118	11,800,074
South32, Ltd.	4,518,950	12,335,395
Woodside Petroleum, Ltd.	302,070	7,815,615

		129,711,419

AUSTRIA — 0.4%
Voestalpine AG	96,685	5,786,973

BRAZIL — 3.4%
Fibria Celulose SA ADR	460,701	6,772,305
Petroleo Brasileiro SA ADR (a)	540,367	5,560,376
Vale SA ADR	2,784,521	34,054,692

		46,387,373

CANADA — 8.8%
Agrium, Inc.	273,615	31,572,894
Barrick Gold Corp.	1,035,639	14,985,696
Canadian Natural Resources, Ltd. (b)	392,495	14,071,492
Franco-Nevada Corp. (b)	161,620	12,958,494
Goldcorp, Inc. (b)	770,121	9,852,779
Imperial Oil, Ltd.	90,659	2,838,543
Potash Corp. of Saskatchewan, Inc.	178,551	3,687,078
Suncor Energy, Inc.	602,316	22,185,150
Wheaton Precious Metals Corp.	392,495	8,705,404

		120,857,530

CHILE — 0.3%
Antofagasta PLC	302,382	4,110,924

CHINA — 0.6%
CNOOC, Ltd.	5,748,000	8,249,979

COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	80,875	1,183,201

FINLAND — 3.7%
Stora Enso Oyj Class R	1,127,142	17,892,905
UPM-Kymmene Oyj	1,053,886	32,789,274

		50,682,179

FRANCE — 3.5%
TOTAL SA	880,329	48,674,135

GERMANY — 1.4%
KS AG (b)	378,267	9,427,400
ThyssenKrupp AG	334,137	9,715,828

		19,143,228

HONG KONG — 0.4%
Nine Dragons Paper Holdings, Ltd.	3,370,000	5,397,311

IRELAND — 1.2%
Smurfit Kappa Group PLC	467,572	15,827,573

ITALY — 1.1%
Eni SpA	900,866	14,928,289

JAPAN — 4.1%
JFE Holdings, Inc.	500,300	12,017,859
Nippon Steel & Sumitomo Metal Corp.	766,200	19,663,419
Oji Holdings Corp.	2,008,000	13,368,842

Sumitomo Metal Mining Co., Ltd.	237,400	10,912,181

		55,962,301

LUXEMBOURG — 1.3%
ArcelorMittal (a)	545,884	17,773,818

MEXICO — 0.2%
Fresnillo PLC	161,597	3,123,799

NETHERLANDS — 4.1%
OCI NV (a) (b)	126,547	3,195,670
Royal Dutch Shell PLC Class A	1,587,266	53,249,909

		56,445,579

NORWAY — 2.4%
Norsk Hydro ASA	1,181,581	9,007,021
Statoil ASA	379,959	8,138,644
Yara International ASA	348,352	16,043,353

		33,189,018

PERU — 0.3%
Southern Copper Corp. (b)	75,546	3,584,658

RUSSIA — 3.0%
Gazprom PJSC ADR	2,345,754	10,344,775
LUKOIL PJSC ADR	168,524	9,642,943
MMC Norilsk Nickel PJSC ADR	589,267	11,042,864
Novatek PJSC GDR	32,697	3,930,179
Novolipetsk Steel PJSC GDR	84,210	2,149,039
Rosneft Oil Co. PJSC GDR	417,457	2,083,111
Severstal PJSC GDR	154,329	2,373,580

		41,566,491

SINGAPORE — 1.5%
Golden Agri-Resources, Ltd.	13,254,468	3,669,674
Wilmar International, Ltd.	7,133,319	16,493,532

		20,163,206

SOUTH AFRICA — 1.4%
Mondi PLC	726,763	18,984,211

SOUTH KOREA — 2.0%
Korea Zinc Co., Ltd.	10,836	4,990,096
POSCO	4,195	1,302,917
POSCO ADR	268,253	20,958,607

		27,251,620

SPAIN — 0.6%
Repsol SA	446,762	7,910,278

SWITZERLAND — 4.0%
Glencore PLC (a)	10,504,368	55,418,149

UNITED KINGDOM — 8.1%
Anglo American PLC	1,218,702	25,545,040
BP PLC	7,001,785	49,508,384
DS Smith PLC	2,111,595	14,782,179
Rio Tinto, Ltd. (b)	367,761	21,806,314

		111,641,917

UNITED STATES — 31.1%
Anadarko Petroleum Corp.	96,589	5,181,034
Archer-Daniels-Midland Co.	448,833	17,989,227
Avery Dennison Corp.	70,568	8,105,440
Baker Hughes a GE Co.	72,797	2,303,297
Bunge, Ltd.	112,183	7,525,236
CF Industries Holdings, Inc.	186,091	7,916,311

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Chevron Corp.	326,575	$40,883,924
ConocoPhillips	209,775	11,514,550
Devon Energy Corp.	90,618	3,751,585
EOG Resources, Inc.	99,521	10,739,311
Exxon Mobil Corp.	730,333	61,085,052
FMC Corp.	107,014	10,129,945
Freeport-McMoRan, Inc. (a)	1,195,288	22,662,661
Halliburton Co.	149,602	7,311,050
Ingredion, Inc.	57,202	7,996,840
International Paper Co.	329,409	19,085,957
Monsanto Co.	350,513	40,932,908
Mosaic Co.	280,028	7,185,518
Newmont Mining Corp.	473,721	17,774,012
Nucor Corp.	283,742	18,040,316
Occidental Petroleum Corp.	131,801	9,708,462
Packaging Corp. of America	75,282	9,075,245
Phillips 66	74,042	7,489,348
Pioneer Natural Resources Co.	29,285	5,061,912
Rayonier, Inc. REIT	102,811	3,251,912
Schlumberger, Ltd.	239,490	16,139,231
Sealed Air Corp.	143,905	7,094,517
Valero Energy Corp.	76,126	6,996,741
WestRock Co.	202,679	12,811,340
Weyerhaeuser Co. REIT	600,732	21,181,810

		426,924,692

TOTAL COMMON STOCKS (Cost $1,158,950,947)		1,350,879,851

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/10/18) (a) (Cost $202,171)	441,109	200,750

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	1,327,169	1,327,169
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	13,807,243	13,807,243

TOTAL SHORT-TERM INVESTMENTS (Cost $15,134,412)		15,134,412

TOTAL INVESTMENTS — 99.5% (Cost $1,174,287,530)		1,366,215,013
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		6,990,675

NET ASSETS — 100.0%		$1,373,205,688

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$129,711,419	$—	$—	$129,711,419
Austria	5,786,973	—	—	5,786,973
Brazil	46,387,373	—	—	46,387,373
Canada	120,857,530	—	—	120,857,530
Chile	4,110,924	—	—	4,110,924
China	8,249,979	—	—	8,249,979
Colombia	1,183,201	—	—	1,183,201
Finland	50,682,179	—	—	50,682,179
France	48,674,135	—	—	48,674,135
Germany	19,143,228	—	—	19,143,228
Hong Kong	5,397,311	—	—	5,397,311
Ireland	15,827,573	—	—	15,827,573
Italy	14,928,289	—	—	14,928,289
Japan	55,962,301	—	—	55,962,301
Luxembourg	17,773,818	—	—	17,773,818
Mexico	3,123,799	—	—	3,123,799

See accompanying Notes to Schedule of Investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Netherlands	$56,445,579	$—	$—	$56,445,579
Norway	33,189,018	—	—	33,189,018
Peru	3,584,658	—	—	3,584,658
Russia	41,566,491	—	—	41,566,491
Singapore	20,163,206	—	—	20,163,206
South Africa	18,984,211	—	—	18,984,211
South Korea	27,251,620	—	—	27,251,620
Spain	7,910,278	—	—	7,910,278
Switzerland	55,418,149	—	—	55,418,149
United Kingdom	111,641,917	—	—	111,641,917
United States	426,924,692	—	—	426,924,692
Rights
Spain	200,750	—	—	200,750
Short-Term Investments	15,134,412	—	—	15,134,412

TOTAL INVESTMENTS	$1,366,215,013	$—	$—	$1,366,215,013

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	799,218	$799,218	$38,183,221	$37,655,270	$—	$—	1,327,169	$1,327,169	$10,027
State Street Navigator Securities Lending Government Money Market Portfolio	27,454,617	27,454,617	171,204,493	184,851,867	—	—	13,807,243	13,807,243	76,635

TOTAL		$28,253,835	$209,387,714	$222,507,137	$—	$—		$15,134,412	$86,662

See accompanying Notes to Schedule of Investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
CANADA — 35.0%
Agnico Eagle Mines, Ltd.	639,459	$29,621,454
Agrium, Inc.	180,575	20,836,852
ARC Resources, Ltd. (a)	175,785	2,069,379
Barrick Gold Corp.	3,217,031	46,678,338
Cameco Corp. (a)	196,817	1,823,732
Canadian Natural Resources, Ltd.	537,583	19,273,098
Cenovus Energy, Inc.	506,996	4,645,288
Crescent Point Energy Corp. (a)	270,926	2,071,488
Encana Corp.	483,798	6,475,352
First Quantum Minerals, Ltd.	1,902,345	26,737,137
Franco-Nevada Corp. (a)	502,101	40,257,845
Goldcorp, Inc.	2,392,267	30,606,201
Husky Energy, Inc. (b)	149,966	2,124,503
Imperial Oil, Ltd. (a)	125,968	3,944,072
Kinross Gold Corp. (b)	3,440,789	14,884,135
Lundin Mining Corp.	1,744,791	11,641,688
Peyto Exploration & Development Corp.	81,965	983,227
Potash Corp. of Saskatchewan, Inc.	88,965	1,830,494
PrairieSky Royalty, Ltd.	104,756	2,680,456
Seven Generations Energy, Ltd. Class A (b)	137,296	1,948,300
Suncor Energy, Inc.	824,886	30,383,087
Teck Resources, Ltd. Class B	1,399,803	36,722,554
Tourmaline Oil Corp. (b)	124,576	2,264,928
Vermilion Energy, Inc. (a)	60,007	2,187,733
West Fraser Timber Co., Ltd.	79,819	4,941,586
Wheaton Precious Metals Corp.	1,219,155	27,040,439
Yamana Gold, Inc.	2,616,371	8,185,621

		382,858,987

UNITED STATES — 64.7%
Anadarko Petroleum Corp.	278,612	14,944,748
Antero Resources Corp. (b)	106,635	2,026,065
Apache Corp.	189,384	7,995,792
Archer-Daniels-Midland Co.	748,686	30,007,335
Bunge, Ltd.	187,140	12,553,351
Cabot Oil & Gas Corp.	229,921	6,575,741
CF Industries Holdings, Inc.	310,436	13,205,947
Chevron Corp.	905,979	113,419,511
Cimarex Energy Co.	47,346	5,776,685
Concho Resources, Inc. (a) (b)	73,941	11,107,417
ConocoPhillips	605,056	33,211,524
Continental Resources, Inc. (b)	42,907	2,272,784
Devon Energy Corp.	261,398	10,821,877
EOG Resources, Inc.	287,102	30,981,177
EQT Corp.	119,201	6,784,921
Exxon Mobil Corp.	1,290,300	107,920,692
FMC Corp.	178,522	16,898,892
Freeport-McMoRan, Inc. (b)	3,713,067	70,399,750
Hess Corp. (a)	134,338	6,377,025
Ingredion, Inc.	95,445	13,343,211
Marathon Oil Corp.	422,632	7,155,160
Monsanto Co.	584,692	68,280,332
Mosaic Co.	467,155	11,987,197
Newmont Mining Corp.	1,471,438	55,208,354
Noble Energy, Inc.	241,899	7,048,937
Occidental Petroleum Corp.	380,157	28,002,365

Pioneer Natural Resources Co.	84,604	14,623,801

		708,930,591

TOTAL COMMON STOCKS (Cost $813,542,384)		1,091,789,578

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	954,523	954,523
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	10,277,571	10,277,571

TOTAL SHORT-TERM INVESTMENTS (Cost $11,232,094)		11,232,094

TOTAL INVESTMENTS — 100.7% (Cost $824,774,478)		1,103,021,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(7,749,768)

NET ASSETS — 100.0%		$1,095,271,904

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$382,858,987	$—	$—	$382,858,987
United States	708,930,591	—	—	708,930,591
Short-Term Investments	11,232,094	—	—	11,232,094

TOTAL INVESTMENTS	$1,103,021,672	$—	$—	$1,103,021,672

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	3,488,016	$3,488,016	$14,683,249	$17,216,742	$—	$—	954,523	$954,523	$8,079
State Street Navigator Securities Lending Government Money Market Portfolio	4,770,511	4,770,511	42,410,846	36,903,786	—	—	10,277,571	10,277,571	4,262

TOTAL		$8,258,527	$57,094,095	$54,120,528	$—	$—		$11,232,094	$12,341

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 4.8%
Alumina, Ltd. (a)	538,238	$1,022,988
Amcor, Ltd.	158,276	1,908,928
AMP, Ltd.	263,337	1,068,979
Australia & New Zealand Banking Group, Ltd.	244,279	5,491,146
BHP Billiton PLC	143,238	2,950,075
BHP Billiton, Ltd.	239,990	5,550,531
Boral, Ltd.	310,581	1,892,354
Brambles, Ltd.	180,042	1,418,056
Coca-Cola Amatil, Ltd.	148,552	988,777
Commonwealth Bank of Australia	141,376	8,883,776
CSL, Ltd.	40,522	4,478,403
Fortescue Metals Group, Ltd.	202,780	773,989
Insurance Australia Group, Ltd.	280,713	1,589,612
LendLease Group	140,028	1,790,700
Macquarie Group, Ltd.	39,662	3,090,686
Medibank Pvt, Ltd.	217,400	559,430
National Australia Bank, Ltd.	199,215	4,607,480
Newcrest Mining, Ltd.	58,588	1,045,718
Origin Energy, Ltd. (b)	221,319	1,630,646
Qantas Airways, Ltd.	1,023	4,033
QBE Insurance Group, Ltd.	87,184	728,280
Santos, Ltd. (b)	179,993	767,259
Scentre Group REIT	209,917	687,942
Sonic Healthcare, Ltd.	89,690	1,603,653
South32, Ltd. (c)	160,822	441,086
South32, Ltd. (c)	287,540	784,899
Suncorp Group, Ltd.	186,288	2,019,474
Sydney Airport	73,996	408,026
Telstra Corp., Ltd.	317,383	901,115
Transurban Group	158,744	1,543,329
Vicinity Centres REIT	459,876	978,362
Wesfarmers, Ltd.	93,424	3,245,840
Westfield Corp. REIT	138,642	1,029,085
Westpac Banking Corp.	267,962	6,570,537
Woodside Petroleum, Ltd.	62,605	1,619,812
Woolworths Group, Ltd.	115,630	2,469,012

		76,544,018

AUSTRIA — 0.3%
Erste Group Bank AG (b)	48,354	2,096,383
OMV AG	23,283	1,477,033
Raiffeisen Bank International AG (b)	28,016	1,015,977

		4,589,393

BELGIUM — 0.9%
Ageas	36,823	1,800,298
Anheuser-Busch InBev SA	63,461	7,096,877
KBC Group NV	30,147	2,574,219
Solvay SA	11,694	1,627,486
UCB SA	15,606	1,240,193

		14,339,073

BRAZIL — 1.7%
Ambev SA ADR	464,423	3,000,173
B3 SA — Brasil Bolsa Balcao	144,538	992,607
Banco Bradesco SA Preference Shares ADR	329,743	3,376,568
Banco do Brasil SA	59,916	574,757

BB Seguridade Participacoes SA	52,007	446,679
Braskem SA Class A, Preference Shares	32,133	415,285
BRF SA (b)	40,116	442,629
Cia Energetica de Minas Gerais ADR (a)	187,217	385,667
Cia Siderurgica Nacional SA ADR (a) (b)	147,132	360,473
Cielo SA	77,310	548,169
EDP — Energias do Brasil SA	147,129	620,966
Embraer SA	55,808	336,487
Fibria Celulose SA	10,102	145,724
Gerdau SA ADR (a)	107,354	399,357
Itau Unibanco Holding SA Preference Shares ADR	297,518	3,867,734
JBS SA	34,777	102,850
Kroton Educacional SA	105,565	585,570
Lojas Renner SA	99,639	1,066,048
Natura Cosmeticos SA	26,713	266,236
Odontoprev SA	175,222	840,427
Petroleo Brasileiro SA Preference Shares ADR (b)	269,543	2,649,608
Porto Seguro SA	10,146	111,122
Qualicorp SA	79,303	741,127
Raia Drogasil SA	28,906	799,967
Sul America SA	54,776	308,137
Tim Participacoes SA ADR	23,887	461,258
Vale SA ADR	264,473	3,234,505

		27,080,130

CANADA — 6.4%
Agnico Eagle Mines, Ltd.	13,129	608,170
Agrium, Inc.	17,223	1,987,391
Alimentation Couche-Tard, Inc. Class B (a)	23,485	1,229,404
Bank of Montreal	55,910	4,488,596
Bank of Nova Scotia (a)	87,638	5,673,965
Barrick Gold Corp.	94,419	1,369,997
BlackBerry, Ltd. (b)	46,884	525,361
Bombardier, Inc. Class B (b)	167,073	404,031
Brookfield Asset Management, Inc. Class A	87,230	3,809,590
CAE, Inc.	52,809	984,150
Cameco Corp. (a)	38,922	360,656
Canadian Imperial Bank of Commerce	34,601	3,384,019
Canadian National Railway Co.	65,080	5,383,728
Canadian Natural Resources, Ltd.	99,749	3,576,140
Canadian Pacific Railway, Ltd.	12,788	2,343,982
Canadian Tire Corp., Ltd. Class A	11,376	1,488,109
Cenovus Energy, Inc. (a)	75,598	692,657
CGI Group, Inc. Class A (b)	12,135	661,495
Constellation Software, Inc.	1,424	866,049
Crescent Point Energy Corp. (a)	42,590	325,641
Dollarama, Inc.	4,000	501,377
Enbridge, Inc.	85,760	3,364,828
Encana Corp.	75,999	1,017,202
Fairfax Financial Holdings, Ltd.	1,267	676,846
First Quantum Minerals, Ltd.	57,934	814,253
Franco-Nevada Corp. (a)	13,129	1,052,667

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Gildan Activewear, Inc.	50,251	$1,628,711
Goldcorp, Inc. (a)	69,676	891,421
H&R Real Estate Investment Trust	3,842	65,498
Husky Energy, Inc. (b)	40,149	568,774
IGM Financial, Inc.	20,031	705,829
Imperial Oil, Ltd.	44,167	1,382,874
Kinross Gold Corp. (b)	119,095	515,180
Loblaw Cos., Ltd. (a)	39,357	2,142,890
Magna International, Inc.	17,038	968,744
Manulife Financial Corp.	138,389	2,896,013
National Bank of Canada	42,312	2,118,048
Onex Corp.	7,646	562,580
Open Text Corp.	20,038	715,032
Pembina Pipeline Corp.	2,111	76,676
Potash Corp. of Saskatchewan, Inc.	78,942	1,624,267
PrairieSky Royalty, Ltd. (a)	4,598	117,652
Restaurant Brands International, Inc.	12,305	758,855
Rogers Communications, Inc. Class B	46,883	2,396,629
Royal Bank of Canada	110,688	9,068,297
Seven Generations Energy, Ltd. Class A (b)	11,196	158,877
Shaw Communications, Inc. Class B (a)	50,234	1,150,256
Shopify, Inc. Class A (b)	4,950	502,171
SmartCentres Real Estate Investment Trust REIT	6,625	163,437
SNC-Lavalin Group, Inc. (a)	26,256	1,195,503
Sun Life Financial, Inc.	55,873	2,313,493
Suncor Energy, Inc.	117,880	4,341,883
Teck Resources, Ltd. Class B	42,149	1,105,741
TELUS Corp.	32,890	1,250,027
Toronto-Dominion Bank	139,791	8,217,093
TransCanada Corp. (a)	59,066	2,884,120
Turquoise Hill Resources, Ltd. (b)	17,756	60,795
West Fraser Timber Co., Ltd.	6,910	427,797
Wheaton Precious Metals Corp.	31,418	696,840
Yamana Gold, Inc. (a)	104,221	326,068

		101,588,375

CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	23,674	118,208
Enel Americas SA ADR	198,452	2,216,709
Enel Chile SA ADR	151,192	858,771
Enel Generacion Chile SA ADR	49,052	1,319,989
Sociedad Quimica y Minera de Chile SA ADR	11,510	683,349

		5,197,026

CHINA — 7.2%
58.com, Inc. ADR (b)	3,228	231,028
AAC Technologies Holdings, Inc.	87,000	1,551,405
Agricultural Bank of China, Ltd. Class H	2,264,000	1,054,195
Air China, Ltd. Class H	64,000	77,612
Alibaba Group Holding, Ltd. ADR (a) (b)	75,616	13,038,467
Alibaba Health Information Technology, Ltd. (a) (b)	84,000	42,444
Anhui Conch Cement Co., Ltd. Class H	8,500	39,959

ANTA Sports Products, Ltd.	29,000	131,510
Autohome, Inc. ADR (b)	1,326	85,752
AviChina Industry & Technology Co., Ltd. Class H (a)	618,000	328,871
Baidu, Inc. ADR (b)	20,233	4,738,771
Bank of China, Ltd. Class H	6,230,436	3,060,504
Bank of Communications Co., Ltd. Class H	1,244,710	923,505
Beijing Enterprises Water Group, Ltd. (b)	428,000	331,240
Brilliance China Automotive Holdings, Ltd.	330,000	882,274
Byd Co., Ltd. Class H (a)	24,500	213,431
CGN Power Co., Ltd. Class H (a) (d)	194,400	52,720
China CITIC Bank Corp., Ltd. Class H	601,000	376,716
China Communications Construction Co., Ltd. Class H	384,000	436,202
China Conch Venture Holdings, Ltd.	16,000	37,046
China Construction Bank Corp. Class H	5,074,720	4,673,990
China Everbright Bank Co., Ltd. Class H	36,000	16,809
China Everbright International, Ltd.	26,000	37,118
China Everbright, Ltd.	44,000	98,387
China Evergrande Group (b)	244,000	841,186
China Galaxy Securities Co., Ltd. Class H	. 203,500	149,944
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	1,418,000	—
China Life Insurance Co., Ltd. Class H	629,000	1,975,356
China Mengniu Dairy Co., Ltd. (b)	446,000	1,326,481
China Merchants Bank Co., Ltd. Class H	485,514	1,931,547
China Merchants Port Holdings Co., Ltd.	459,366	1,201,698
China Minsheng Banking Corp., Ltd. Class H	321,500	322,022
China Mobile, Ltd.	511,000	5,180,401
China Oilfield Services, Ltd. Class H	100,000	97,348
China Overseas Land & Investment, Ltd.	406,000	1,306,193
China Pacific Insurance Group Co., Ltd. Class H	203,200	976,061
China Petroleum & Chemical Corp. Class H	2,533,800	1,857,249
China Railway Construction Corp., Ltd. Class H	127,000	147,189
China Railway Group, Ltd. Class H	256,000	189,283
China Resources Beer Holdings Co., Ltd.	407,670	1,462,800
China Resources Land, Ltd.	52,000	152,994
China Shenhua Energy Co., Ltd. Class H	200,500	519,377
China Southern Airlines Co., Ltd. Class H	. 110,000	113,556
China Taiping Insurance Holdings Co., Ltd.	151,800	568,961
China Telecom Corp., Ltd. Class H	1,970,000	937,459

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China Unicom Hong Kong, Ltd. (b)	804,000	$1,086,083
China Vanke Co., Ltd. Class H	76,900	306,919
CITIC Securities Co., Ltd. Class H	116,500	240,234
CITIC, Ltd.	406,000	585,839
CNOOC, Ltd.	1,630,217	2,339,815
COSCO SHIPPING Ports, Ltd.	520,042	540,844
Country Garden Holdings Co., Ltd.	234,000	446,011
CRRC Corp., Ltd. Class H	351,000	375,367
CSPC Pharmaceutical Group, Ltd.	444,000	896,258
Ctrip.com International, Ltd. ADR (b)	14,406	635,305
ENN Energy Holdings, Ltd.	38,000	271,002
Fosun International, Ltd. (a)	93,500	207,159
Geely Automobile Holdings, Ltd.	1,005,000	3,484,003
GF Securities Co., Ltd. Class H	154,800	311,291
GOME Retail Holdings, Ltd. (a)	1,634,000	196,482
Great Wall Motor Co., Ltd. Class H (a)	277,500	317,709
Guangzhou Automobile Group Co., Ltd. Class H	104,000	246,387
Haitong Securities Co., Ltd. Class H	159,200	230,940
Hengan International Group Co., Ltd.	101,000	1,120,815
Huaneng Power International, Inc. Class H	868,000	544,075
Huaneng Renewables Corp., Ltd. Class H	920,000	311,872
Huatai Securities Co., Ltd. Class H (d)	162,200	322,852
Industrial & Commercial Bank of China, Ltd. Class H	5,483,045	4,411,799
JD.com, Inc. ADR (b)	51,485	2,132,509
Jiangsu Expressway Co., Ltd. Class H	14,000	21,312
Kingsoft Corp., Ltd. (a)	158,000	525,501
Lenovo Group, Ltd. (a)	454,000	256,117
Momo, Inc. ADR (b)	6,262	153,294
NetEase, Inc. ADR	5,205	1,796,089
New China Life Insurance Co., Ltd. Class H	76,100	519,839
New Oriental Education & Technology Group, Inc. ADR	6,356	597,464
PetroChina Co., Ltd. Class H	1,574,000	1,097,348
PICC Property & Casualty Co., Ltd. Class H	443,610	852,343
Ping An Insurance Group Co. of China, Ltd. Class H	404,000	4,204,188
Semiconductor Manufacturing International Corp. (a) (b)	110,400	190,937
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	90,256
Shanghai Electric Group Co., Ltd. Class H (a) (b)	338,000	139,225
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	84,540	122,245
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	34,900	94,423
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	131,000	47,089
SINA Corp. (b)	3,386	339,650
Sinopec Shanghai Petrochemical Co., Ltd. Class H	330,000	187,853

Sinopharm Group Co., Ltd. Class H	70,000	302,662
Sunac China Holdings, Ltd. (a)	166,300	688,192
Sunny Optical Technology Group Co., Ltd.	37,000	472,836
TAL Education Group ADR	10,869	322,918
Tencent Holdings, Ltd.	426,200	22,135,162
Tingyi Cayman Islands Holding Corp.	402,000	781,651
TravelSky Technology, Ltd. Class H	56,000	167,986
Tsingtao Brewery Co., Ltd. Class H	8,000	41,242
Vipshop Holdings, Ltd. ADR (b)	19,377	227,098
Want Want China Holdings, Ltd. (a)	201,000	168,415
Weibo Corp. ADR (a) (b)	3,050	315,553
Yanzhou Coal Mining Co., Ltd. Class H	400,000	467,681
YY, Inc. ADR (b)	2,980	336,919
Zhuzhou CRRC Times Electric Co., Ltd. Class H	83,500	543,151
Zijin Mining Group Co., Ltd. Class H	1,574,000	593,977
ZTE Corp. Class H (a) (b)	39,600	148,678

		114,227,925

COLOMBIA — 0.1%
Bancolombia SA ADR	25,898	1,027,115
Cementos Argos SA	112,026	432,414

		1,459,529

DENMARK — 1.3%
AP Moeller — Maersk A/S Class B	1,010	1,765,757
Danske Bank A/S	68,096	2,653,376
DSV A/S	47,061	3,708,471
Genmab A/S (b)	2,847	472,480
Novo Nordisk A/S Class B	154,732	8,347,502
Novozymes A/S Class B	14,784	845,257
Pandora A/S (a)	8,238	897,486
Vestas Wind Systems A/S	20,431	1,412,943

		20,103,272

EGYPT — 0.1%
Commercial International Bank Egypt SAE	146,950	640,282
Global Telecom Holding SAE (b)	747,099	311,782

		952,064

FINLAND — 0.7%
Elisa Oyj	10,664	418,990
Fortum Oyj	11,793	233,657
Kone Oyj Class B	31,700	1,704,567
Metso Oyj	26,482	905,334
Neste Oyj	9,571	613,144
Nokia Oyj	325,473	1,521,885
Sampo Oyj Class A	33,483	1,841,453
Stora Enso Oyj Class R	70,565	1,120,190
UPM-Kymmene Oyj	61,138	1,902,170
Wartsila Oyj Abp	11,090	700,468

		10,961,858

FRANCE — 7.0%
Accor SA	25,157	1,298,967
Air Liquide SA	37,139	4,684,864
Airbus SE	47,956	4,779,603
Alstom SA	21,433	890,620
AXA SA	136,199	4,045,355

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

BNP Paribas SA	78,818	$5,891,631
Bouygues SA	24,275	1,262,462
Capgemini SE	15,773	1,872,998
Carrefour SA	68,272	1,478,938
Cie de Saint-Gobain	36,302	2,004,335
Cie Generale des Etablissements Michelin	. 14,112	2,025,858
Credit Agricole SA	80,806	1,339,040
Danone SA	55,797	4,686,723
Electricite de France SA	6,567	82,168
Engie SA	94,268	1,622,679
Essilor International Cie Generale d’Optique SA	21,324	2,943,394
Hermes International	1,024	548,718
ICADE REIT	682	67,096
Kering	7,375	3,480,369
Klepierre SA REIT	3,544	156,033
L’Oreal SA	23,292	5,172,874
Lagardere SCA	18,201	584,205
Legrand SA	20,195	1,556,618
LVMH Moet Hennessy Louis Vuitton SE	21,424	6,313,147
Orange SA	179,640	3,122,428
Pernod Ricard SA	18,642	2,953,743
Peugeot SA	35,126	715,150
Publicis Groupe SA	26,177	1,780,699
Renault SA	16,928	1,705,651
Safran SA	22,772	2,349,176
Sanofi	93,414	8,059,526
Schneider Electric SE (b)	48,947	4,164,837
Societe Generale SA	57,388	2,966,641
Sodexo SA	14,181	1,908,049
TOTAL SA	180,611	9,986,135
Unibail-Rodamco SE REIT	7,085	1,786,611
Valeo SA	17,396	1,300,765
Veolia Environnement SA	43,116	1,101,485
Vinci SA	45,496	4,651,881
Vivendi SA	116,205	3,128,464
Zodiac Aerospace	15,652	468,557

		110,938,493

GERMANY — 6.6%
adidas AG	16,655	3,342,888
Allianz SE	40,825	9,387,841
BASF SE	72,949	8,036,165
Bayer AG	66,724	8,332,708
Bayerische Motoren Werke AG	26,460	2,758,865
CECONOMY AG	18,116	274,205
Commerzbank AG (b)	60,086	902,252
Continental AG	8,477	2,290,825
Covestro AG (d)	1,302	134,503
Daimler AG	73,896	6,282,391
Deutsche Bank AG	137,712	2,625,163
Deutsche Boerse AG	24,292	2,823,640
Deutsche Lufthansa AG	37,440	1,381,109
Deutsche Post AG	99,926	4,769,649
Deutsche Telekom AG	271,685	4,826,712
E.ON SE	173,590	1,888,737
Fresenius Medical Care AG & Co. KGaA	28,127	2,964,761

Fresenius SE & Co. KGaA	30,449	2,379,165
Henkel AG & Co. KGaA Preference Shares	7,075	937,496
Infineon Technologies AG	38,951	1,068,047
KS AG	5,915	147,417
Linde AG (c)	256	55,763
Linde AG (b) (c)	12,584	2,941,331
MAN SE	4,526	518,482
Merck KGaA	20,649	2,225,380
METRO AG (b)	18,403	367,937
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,417	4,214,356
OSRAM Licht AG	7,519	676,529
RWE AG (b)	44,771	913,937
SAP SE	86,014	9,652,042
Siemens AG	68,267	9,521,400
ThyssenKrupp AG	36,646	1,065,570
TUI AG	29,248	609,305
United Internet AG	1,576	108,514
Volkswagen AG	5,715	1,157,716
Volkswagen AG Preference Shares	10,781	2,154,833
Vonovia SE	23,970	1,191,336

		104,928,970

GREECE — 0.1%
Alpha Bank AE (b)	97,572	209,373
Eurobank Ergasias SA (b)	122,720	125,258
Hellenic Telecommunications Organization SA	2,846	39,301
JUMBO SA	27,144	485,658
National Bank of Greece SA (b)	457,242	175,149
OPAP SA	39,058	492,459
Piraeus Bank SA (b)	30,566	112,680

		1,639,878

HONG KONG — 2.8%
AIA Group, Ltd.	971,000	8,278,709
Alibaba Pictures Group, Ltd. (a) (b)	510,000	68,502
ASM Pacific Technology, Ltd.	7,400	103,087
Bank of East Asia, Ltd.	364,640	1,578,942
BOC Hong Kong Holdings, Ltd.	175,500	889,028
CK Asset Holdings, Ltd.	232,032	2,027,271
CK Hutchison Holdings, Ltd.	282,532	3,545,519
CLP Holdings, Ltd.	119,000	1,217,051
Fullshare Holdings, Ltd. (a) (b)	385,000	177,299
Galaxy Entertainment Group, Ltd.	182,000	1,459,762
Haier Electronics Group Co., Ltd. (b)	23,000	62,963
Hanergy Thin Film Power Group, Ltd. (b) (e)	448,000	—
Hang Lung Properties, Ltd.	406,000	991,979
Hang Seng Bank, Ltd.	60,600	1,503,895
Henderson Land Development Co., Ltd.	222,263	1,464,258
Hong Kong & China Gas Co., Ltd.	1,409,252	2,761,790
Hong Kong Exchanges & Clearing, Ltd.	108,650	3,332,899
Jardine Matheson Holdings, Ltd.	3,200	194,400
Jardine Strategic Holdings, Ltd.	1,000	39,580
Li & Fung, Ltd.	812,000	445,612
Link REIT	322,286	2,986,916

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Melco Resorts & Entertainment, Ltd. ADR	6,648	$193,058
New World Development Co., Ltd.	892,740	1,340,715
Sands China, Ltd.	243,200	1,255,308
Shangri-La Asia, Ltd.	404,333	917,563
Sino Biopharmaceutical, Ltd.	776,000	1,375,841
SJM Holdings, Ltd.	38,000	34,027
Sun Art Retail Group, Ltd.	230,000	243,025
Sun Hung Kai Properties, Ltd.	190,185	3,172,467
Swire Pacific, Ltd. Class A	112,006	1,036,628
Techtronic Industries Co., Ltd.	180,500	1,176,426
WH Group, Ltd. (d)	301,101	339,722
Wharf Holdings, Ltd.	6,000	20,723
Wharf Real Estate Investment Co., Ltd. (b)	6,000	39,912
Wheelock & Co., Ltd.	6,000	42,828

		44,317,705

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	100,530	1,169,397
OTP Bank PLC	24,929	1,034,479

		2,203,876

INDIA — 2.0%
ACC, Ltd.	24,558	676,555
Adani Ports & Special Economic Zone, Ltd.	50,361	320,065
Ambuja Cements, Ltd.	126,464	539,024
Apollo Hospitals Enterprise, Ltd.	24,945	470,859
Aurobindo Pharma, Ltd.	28,401	306,114
Axis Bank, Ltd.	79,171	699,518
Bajaj Auto, Ltd.	5,813	303,603
Bajaj Finance, Ltd.	17,465	480,683
Bajaj Finserv, Ltd.	1,930	158,155
Bharat Forge, Ltd.	9,522	109,128
Bharat Heavy Electricals, Ltd.	103,297	149,700
Bharat Petroleum Corp., Ltd.	45,187	366,508
Bharti Airtel, Ltd.	31,242	259,251
Bharti Infratel, Ltd.	67,793	402,281
Bosch, Ltd.	134	42,336
Cadila Healthcare, Ltd.	7,660	52,025
Dabur India, Ltd.	59,714	327,163
Dr Reddy’s Laboratories, Ltd. ADR	19,998	751,125
Eicher Motors, Ltd.	797	378,860
Glenmark Pharmaceuticals, Ltd.	19,481	181,526
Godrej Consumer Products, Ltd.	25,788	403,804
HCL Technologies, Ltd.	39,597	552,444
Hindalco Industries, Ltd.	18,265	78,280
Hindustan Petroleum Corp., Ltd.	44,795	293,779
Hindustan Unilever, Ltd.	45,346	971,784
Housing Development Finance Corp., Ltd.	94,376	2,529,015
ICICI Bank, Ltd. ADR	115,559	1,124,389
Idea Cellular, Ltd. (b)	62,956	106,673
Indiabulls Housing Finance, Ltd.	23,832	446,788
Indian Oil Corp., Ltd.	17,620	107,262
Infosys, Ltd. ADR (a)	174,555	2,831,282
ITC, Ltd.	185,031	763,141
LIC Housing Finance, Ltd.	33,338	294,324
Lupin, Ltd.	10,711	148,530

Mahindra & Mahindra Financial Services, Ltd.	110,459	818,740
Mahindra & Mahindra, Ltd. GDR	35,412	825,100
Marico, Ltd.	94,100	475,457
Maruti Suzuki India, Ltd.	2,813	428,800
Motherson Sumi Systems, Ltd.	18,225	108,289
Nestle India, Ltd.	3,682	454,046
Piramal Enterprises, Ltd.	5,649	253,764
Power Finance Corp., Ltd.	58,039	110,708
Reliance Industries, Ltd. GDR (d)	142,559	4,070,059
Rural Electrification Corp., Ltd.	19,627	47,893
Shree Cement, Ltd.	1,980	560,691
Shriram Transport Finance Co., Ltd.	26,972	626,005
Siemens, Ltd.	32,459	629,601
State Bank of India	8,543	41,479
Sun Pharmaceutical Industries, Ltd.	42,293	378,452
Tata Consultancy Services, Ltd.	21,937	928,381
Tata Motors, Ltd. ADR (b)	40,579	1,341,947
Tata Power Co., Ltd.	263,321	385,735
Tech Mahindra, Ltd.	8,102	63,982
United Spirits, Ltd. (b)	4,499	258,606
UPL, Ltd.	21,160	252,849
Vedanta, Ltd.	37,647	194,583
Yes Bank, Ltd.	60,052	296,508
Zee Entertainment Enterprises, Ltd.	85,329	777,790

		31,955,439

INDONESIA — 0.6%
Adaro Energy Tbk PT	403,000	55,248
Astra International Tbk PT	2,180,800	1,334,118
Bank Central Asia Tbk PT	710,400	1,146,693
Bank Danamon Indonesia Tbk PT	17,700	9,067
Bank Mandiri Persero Tbk PT	1,651,100	973,562
Bank Rakyat Indonesia Persero Tbk PT	7,813,100	2,096,163
Bumi Serpong Damai Tbk PT	204,500	25,624
Charoen Pokphand Indonesia Tbk PT	2,089,400	462,001
Gudang Garam Tbk PT	99,500	614,564
Matahari Department Store Tbk PT	219,600	161,857
Summarecon Agung Tbk PT	581,800	40,523
Surya Citra Media Tbk PT	36,900	6,745
Telekomunikasi Indonesia Persero Tbk PT	. 5,599,500	1,832,451
United Tractors Tbk PT	53,000	138,286

		8,896,902

IRELAND — 0.6%
Bank of Ireland Group PLC (b)	76,281	649,890
CRH PLC	72,748	2,616,743
Experian PLC	77,650	1,718,471
James Hardie Industries PLC	108,320	1,916,423
Kerry Group PLC Class A	17,617	1,977,946
Paddy Power Betfair PLC	1,635	194,760

		9,074,233

ISRAEL — 0.3%
Bank Hapoalim BM	235,449	1,735,526
Bank Leumi Le-Israel BM	225,851	1,364,220
Check Point Software Technologies, Ltd. (b)	826	85,590
Nice, Ltd.	10,740	972,947

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Teva Pharmaceutical Industries, Ltd. ADR (a)	76,442	$1,448,576

		5,606,859

ITALY — 1.3%
Assicurazioni Generali SpA	94,823	1,730,725
Atlantia SpA	71,570	2,261,974
Enel SpA	541,313	3,334,545
Eni SpA	186,559	3,091,477
Ferrari NV	14,554	1,528,315
Intesa Sanpaolo SpA	976,536	3,248,170
Leonardo SpA	53,371	635,752
Mediobanca SpA	64,851	736,679
Saipem SpA (b)	44,852	204,985
Snam SpA	183,258	897,830
Telecom Italia SpA/Milano (b)	1,335,658	1,155,580
UniCredit SpA (b)	124,838	2,335,528

		21,161,560

JAPAN — 16.5%
Acom Co., Ltd. (a) (b)	44,200	186,374
Aeon Co., Ltd.	60,400	1,020,071
Aisin Seiki Co., Ltd.	39,100	2,197,097
Ajinomoto Co., Inc.	25,100	472,589
Alps Electric Co., Ltd.	6,100	174,363
Asahi Glass Co., Ltd.	35,400	1,533,529
Asahi Group Holdings, Ltd.	60,800	3,017,062
Asahi Kasei Corp.	172,400	2,224,442
Astellas Pharma, Inc.	244,000	3,112,543
Bridgestone Corp.	60,800	2,827,079
Canon, Inc.	80,800	3,012,517
Central Japan Railway Co.	10,400	1,863,045
Chiba Bank, Ltd.	194,000	1,615,375
Chubu Electric Power Co., Inc.	81,000	1,007,017
Concordia Financial Group, Ltd.	203,000	1,225,388
Credit Saison Co., Ltd.	60,300	1,097,337
Dai-ichi Life Holdings, Inc.	58,000	1,196,556
Daiichi Sankyo Co., Ltd.	81,100	2,114,431
Daikin Industries, Ltd.	18,000	2,130,759
Daiwa Securities Group, Inc.	201,000	1,261,313
Denso Corp.	40,600	2,437,442
Dentsu, Inc.	2,200	93,253
East Japan Railway Co.	40,100	3,913,888
Eisai Co., Ltd.	20,300	1,156,190
Electric Power Development Co., Ltd.	20,300	546,920
FANUC Corp.	17,900	4,299,814
Fast Retailing Co., Ltd.	1,900	757,470
FUJIFILM Holdings Corp.	60,500	2,473,169
Fujitsu, Ltd.	203,000	1,446,499
Hitachi, Ltd.	405,000	3,156,232
Honda Motor Co., Ltd.	141,900	4,864,783
Hoya Corp.	40,600	2,028,378
Inpex Corp.	80,400	1,005,624
ITOCHU Corp.	199,200	3,718,754
Japan Real Estate Investment Corp. REIT	242	1,149,312
Japan Retail Fund Investment Corp. REIT	. 759	1,392,005
Japan Tobacco, Inc.	81,100	2,614,062
JFE Holdings, Inc.	43,200	1,037,720

JSR Corp.	40,600	799,386
JXTG Holdings, Inc.	328,108	2,117,483
Kajima Corp.	203,000	1,953,413
Kamigumi Co., Ltd.	85,500	1,892,157
Kansai Electric Power Co., Inc.	100,900	1,236,059
Kao Corp.	38,500	2,603,919
KDDI Corp.	121,800	3,032,296
Keikyu Corp.	104,711	2,012,422
Keyence Corp.	6,700	3,754,141
Kintetsu Group Holdings Co., Ltd.	38,700	1,484,101
Kobe Steel, Ltd. (b)	40,600	376,627
Komatsu, Ltd.	101,300	3,667,123
Konica Minolta, Inc.	101,500	976,707
Kose Corp.	2,200	343,524
Kubota Corp.	123,200	2,416,426
Kyocera Corp.	40,400	2,644,201
LIXIL Group Corp.	40,300	1,091,123
Makita Corp.	40,200	1,689,720
Marubeni Corp.	202,000	1,463,402
Marui Group Co., Ltd.	71,500	1,309,405
Mazda Motor Corp.	15,800	211,999
Mebuki Financial Group, Inc.	239,600	1,014,551
MEIJI Holdings Co., Ltd.	3,200	272,419
Mitsubishi Chemical Holdings Corp.	203,000	2,228,225
Mitsubishi Corp.	141,900	3,921,302
Mitsubishi Electric Corp.	202,000	3,355,908
Mitsubishi Estate Co., Ltd.	182,618	3,177,375
Mitsubishi Heavy Industries, Ltd.	38,700	1,446,312
Mitsubishi UFJ Financial Group, Inc.	844,600	6,195,983
Mitsui & Co., Ltd.	199,100	3,237,916
Mitsui Chemicals, Inc.	38,800	1,248,557
Mitsui Fudosan Co., Ltd.	26,000	582,778
Mizuho Financial Group, Inc.	1,170,500	2,125,915
MS&AD Insurance Group Holdings, Inc.	60,800	2,058,510
Murata Manufacturing Co., Ltd.	18,100	2,429,401
NEC Corp.	17,800	480,355
Nidec Corp.	25,200	3,536,724
Nintendo Co., Ltd.	5,900	2,157,310
Nippon Steel & Sumitomo Metal Corp.	66,400	1,704,060
Nippon Telegraph & Telephone Corp.	62,000	2,917,550
Nippon Yusen KK (b)	19,400	473,419
Nissan Motor Co., Ltd.	202,700	2,021,602
Nitori Holdings Co., Ltd.	3,100	442,091
Nitto Denko Corp.	20,200	1,794,958
Nomura Holdings, Inc.	223,600	1,320,163
NTT Data Corp.	101,500	1,206,467
NTT DOCOMO, Inc.	127,500	3,011,784
Obayashi Corp.	146,500	1,773,866
Ono Pharmaceutical Co., Ltd.	25,300	589,772
Oriental Land Co., Ltd.	5,800	528,771
ORIX Corp.	161,900	2,737,138
Osaka Gas Co., Ltd.	77,400	1,490,972
Otsuka Holdings Co., Ltd. (a)	8,700	382,136
Panasonic Corp.	204,200	2,990,039
Rakuten, Inc.	44,300	406,034
Recruit Holdings Co., Ltd.	38,800	964,403
Resona Holdings, Inc.	60,800	363,289
Rohm Co., Ltd.	20,100	2,226,791

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Ryohin Keikaku Co., Ltd.	1,300	$405,060
Secom Co., Ltd.	20,300	1,532,997
Seven & i Holdings Co., Ltd.	81,100	3,371,427
Sharp Corp. (a) (b)	7,100	243,915
Shin-Etsu Chemical Co., Ltd.	38,100	3,872,570
Shionogi & Co., Ltd.	18,500	1,001,283
Shiseido Co., Ltd.	21,500	1,039,405
Shizuoka Bank, Ltd.	158,000	1,632,597
SMC Corp.	1,300	535,233
SoftBank Group Corp.	80,200	6,350,502
Sompo Holdings, Inc.	55,300	2,142,292
Sony Corp.	101,100	4,561,840
Subaru Corp.	24,000	763,355
Sumitomo Chemical Co., Ltd.	203,000	1,459,654
Sumitomo Corp.	101,400	1,723,755
Sumitomo Electric Industries, Ltd.	81,100	1,371,465
Sumitomo Mitsui Financial Group, Inc.	65,100	2,813,198
Sumitomo Mitsui Trust Holdings, Inc.	20,200	802,083
Sysmex Corp.	1,400	110,235
T&D Holdings, Inc.	40,300	689,375
Takeda Pharmaceutical Co., Ltd.	81,100	4,608,265
TDK Corp.	20,300	1,620,035
Teijin, Ltd.	67,300	1,499,538
Terumo Corp.	58,200	2,758,881
Tohoku Electric Power Co., Inc.	40,700	520,628
Tokio Marine Holdings, Inc.	60,800	2,774,725
Tokyo Electric Power Co. Holdings, Inc. (b)	141,800	561,410
Tokyo Electron, Ltd.	20,300	3,676,165
Tokyo Gas Co., Ltd.	70,600	1,615,997
Tokyu Corp.	108,500	1,731,762
Toppan Printing Co., Ltd.	203,000	1,836,280
Toray Industries, Inc.	203,000	1,914,669
Toshiba Corp. (a) (b)	243,000	683,808
Toyota Motor Corp.	203,100	13,004,530
Toyota Tsusho Corp.	60,800	2,447,652
West Japan Railway Co.	20,900	1,526,359
Yahoo! Japan Corp. (a)	263,600	1,209,775
Yakult Honsha Co., Ltd.	900	67,909
Yamada Denki Co., Ltd. (a)	122,100	673,095
Yamaha Corp.	27,700	1,022,921
Yamaha Motor Co., Ltd.	60,900	1,997,563

		261,445,090

LUXEMBOURG — 0.1%
ArcelorMittal (b)	39,744	1,294,053
SES SA	26,297	410,822

		1,704,875

MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	63,200	191,201
Wynn Macau, Ltd.	66,000	208,960

		400,161

MALAYSIA — 0.4%
AirAsia Bhd	539,000	446,170
Alliance Bank Malaysia Bhd	653,500	658,829
AMMB Holdings Bhd	210,300	229,163
Astro Malaysia Holdings Bhd	99,100	64,891

British American Tobacco Malaysia Bhd	38,300	378,552
CIMB Group Holdings Bhd	412,114	665,981
Dialog Group Bhd	895,600	555,462
Felda Global Ventures Holdings Bhd	665,600	277,950
Gamuda Bhd	55,866	68,469
Genting Bhd	186,200	423,287
Genting Malaysia Bhd	468,000	651,060
Genting Plantations Bhd	207,700	538,881
Hong Leong Financial Group Bhd	35,239	155,689
IOI Properties Group Bhd	612,400	279,946
Malaysia Airports Holdings Bhd	154,700	336,005
Petronas Chemicals Group Bhd	18,000	34,248
PPB Group Bhd	112,100	477,540
RHB Capital Bhd	113,810	140,610
Sapura Energy Bhd	141,400	24,807
Tenaga Nasional Bhd	139,900	527,520
UMW Holdings Bhd (b)	37,800	48,569
Westports Holdings Bhd	156,500	143,081

		7,126,710

MEXICO — 0.8%
America Movil SAB de CV Series L	2,922,012	2,531,400
Cemex SAB de CV Series CPO (b)	1,726,161	1,296,904
Fomento Economico Mexicano SAB de CV	274,882	2,598,422
Fresnillo PLC	22,251	430,130
Gentera SAB de CV	263,706	220,906
Grupo Financiero Banorte SAB de CV Series O	380,768	2,098,501
Grupo Mexico SAB de CV Series B	238,521	791,311
Grupo Televisa SAB Series CPO	332,386	1,250,004
Industrias Penoles SAB de CV	17,172	359,536
Kimberly-Clark de Mexico SAB de CV Class A	239,318	423,826
Wal-Mart de Mexico SAB de CV	307,011	756,171

		12,757,111

NETHERLANDS — 3.2%
Akzo Nobel NV	23,822	2,088,771
Altice NV Class A (a) (b)	25,753	270,463
Altice NV Class B (b)	69	732
ASML Holding NV	31,889	5,558,130
Gemalto NV	1,749	103,960
Heineken NV	25,891	2,702,647
ING Groep NV	250,427	4,608,424
Koninklijke Ahold Delhaize NV	139,787	3,077,644
Koninklijke DSM NV	23,076	2,207,629
Koninklijke KPN NV	487,988	1,704,018
Koninklijke Philips NV	103,316	3,912,912
NXP Semiconductors NV (b)	13,066	1,529,898
Royal Dutch Shell PLC Class A	342,084	11,476,301
Royal Dutch Shell PLC Class B	281,675	9,558,283
Wolters Kluwer NV	37,555	1,960,776

		50,760,588

NEW ZEALAND — 0.1%
Mercury NZ, Ltd.	244,005	584,818
Meridian Energy, Ltd.	236,734	492,468
Spark New Zealand, Ltd.	173,035	446,717

		1,524,003

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.5%
DNB ASA	109,799	$2,041,780
Norsk Hydro ASA	179,644	1,369,400
Statoil ASA (a)	92,272	1,976,447
Telenor ASA	79,056	1,700,129
Yara International ASA	20,236	931,969

		8,019,725

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,918	280,445
Credicorp, Ltd.	7,644	1,585,595

		1,866,040

PHILIPPINES — 0.3%
Alliance Global Group, Inc. (b)	628,700	201,506
Ayala Land, Inc.	550,800	492,101
BDO Unibank, Inc.	41,727	137,084
DMCI Holdings, Inc.	1,488,850	429,476
Globe Telecom, Inc.	2,950	112,280
GT Capital Holdings, Inc.	8,340	215,851
JG Summit Holdings, Inc.	262,740	379,478
Jollibee Foods Corp.	112,900	572,189
Megaworld Corp.	1,797,000	185,748
Metro Pacific Investments Corp.	3,922,100	538,189
PLDT, Inc. ADR	16,607	499,538
SM Prime Holdings, Inc.	583,700	438,477
Universal Robina Corp.	66,470	201,061

		4,402,978

POLAND — 0.3%
Alior Bank SA (b)	38,616	883,496
Bank Millennium SA (b)	135,049	347,455
Bank Zachodni WBK SA	3,846	438,580
CCC SA	8,054	660,582
Eurocash SA	25,499	194,244
Grupa Azoty SA	12,540	251,175
LPP SA	48	123,081
Orange Polska SA (b)	97,626	162,673
Polski Koncern Naftowy ORLEN SA	18,821	574,141
Powszechna Kasa Oszczednosci Bank Polski SA (b)	50,982	650,113

		4,285,540

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	172,223	596,634
Jeronimo Martins SGPS SA	21,825	424,430

		1,021,064

QATAR — 0.0% (f)
Commercial Bank PQSC (b)	12,441	99,063
Ezdan Holding Group QSC	13,561	45,762
Qatar Electricity & Water Co. QSC	5,945	295,454
Qatar Gas Transport Co., Ltd.	19,437	85,871

		526,150

ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	7,576	130,695

RUSSIA — 0.8%
Gazprom PJSC ADR	477,265	2,104,739
LUKOIL PJSC ADR	53,142	3,063,636
Magnit PJSC GDR	8,420	230,287

MMC Norilsk Nickel PJSC ADR	39,676	750,273
Mobile TeleSystems PJSC ADR	95,308	971,189
RusHydro PJSC ADR (c)	58,736	71,305
RusHydro PJSC ADR (c)	124,415	149,298
Sberbank of Russia PJSC ADR	125,638	2,127,051
Surgutneftegas OJSC ADR	130,876	642,601
Tatneft PJSC ADR	39,869	1,971,921

		12,082,300

SINGAPORE — 1.0%
CapitaLand, Ltd.	405,000	1,069,777
DBS Group Holdings, Ltd.	219,758	4,086,341
Singapore Exchange, Ltd.	405,000	2,254,714
Singapore Press Holdings, Ltd. (a)	608,300	1,206,222
Singapore Telecommunications, Ltd.	989,300	2,642,773
United Overseas Bank, Ltd.	206,929	4,095,534

		15,355,361

SOUTH AFRICA — 1.8%
Anglo American Platinum, Ltd. (b)	7,553	215,645
AngloGold Ashanti, Ltd.	42,453	441,059
Aspen Pharmacare Holdings, Ltd.	25,402	569,391
Bid Corp., Ltd.	23,637	574,677
Bidvest Group, Ltd.	23,690	417,331
Brait SE (b)	33,573	112,977
Capitec Bank Holdings, Ltd.	5,243	464,992
Coronation Fund Managers, Ltd.	47,233	281,948
Discovery, Ltd.	77,638	1,166,451
FirstRand, Ltd.	329,278	1,788,687
Foschini Group, Ltd.	31,518	502,379
Gold Fields, Ltd.	49,576	216,645
Impala Platinum Holdings, Ltd. (a) (b)	61,196	160,355
Imperial Holdings, Ltd.	22,017	466,198
Massmart Holdings, Ltd.	27,212	306,717
Mr. Price Group, Ltd.	30,154	596,431
MTN Group, Ltd.	128,085	1,413,280
Naspers, Ltd. Class N	34,795	9,699,317
Pioneer Foods Group, Ltd.	30,942	342,611
PSG Group, Ltd.	16,578	361,556
Rand Merchant Investment Holdings, Ltd.	36,213	134,263
Remgro, Ltd.	39,492	752,836
Resilient REIT, Ltd. REIT	50,445	615,934
Sanlam, Ltd.	243,139	1,708,650
Sasol, Ltd.	44,434	1,536,813
Sibanye Gold, Ltd.	145,672	186,150
Standard Bank Group, Ltd.	133,363	2,107,739
Steinhoff International Holdings NV (a)	216,057	81,152
Truworths International, Ltd. (a)	58,974	450,022
Woolworths Holdings, Ltd.	48,053	253,501

		27,925,707

SOUTH KOREA — 3.8%
Amorepacific Corp.	407	115,764
Amorepacific Corp. Preference Shares	2,127	329,814
AMOREPACIFIC Group	523	68,883
BGF retail Co., Ltd. (b)	781	153,202
Celltrion, Inc. (a) (b)	8,901	1,838,318

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

CJ CheilJedang Corp.	2,394	$818,462
CJ Corp.	786	133,258
Coway Co., Ltd.	3,190	291,124
E-MART, Inc.	2,782	704,238
Hana Financial Group, Inc.	45,486	2,115,924
Hanmi Pharm Co., Ltd. (b)	372	202,931
Hanmi Science Co., Ltd. (a) (b)	1,847	191,506
Hanssem Co., Ltd.	1,184	199,075
Hotel Shilla Co., Ltd.	895	70,978
Hyundai Department Store Co., Ltd.	4,674	456,245
Hyundai Development Co-Engineering & Construction	11,759	423,436
Hyundai Heavy Industries Co., Ltd. (b)	4,054	380,577
Hyundai Mobis Co., Ltd.	6,512	1,599,791
Hyundai Motor Co.	14,369	2,093,843
Hyundai Robotics Co., Ltd. (b)	840	298,949
Hyundai Steel Co.	6,632	363,024
KB Financial Group, Inc.	47,301	2,801,255
Kia Motors Corp.	28,549	893,365
Korea Aerospace Industries, Ltd.	4,522	200,429
Korea Electric Power Corp. ADR (a)	49,106	869,667
Korea Zinc Co., Ltd.	2,474	1,139,304
KT Corp. ADR (b)	40,082	625,680
KT&G Corp.	13,801	1,488,969
LG Chem, Ltd.	806	304,918
LG Chem, Ltd. Preference Shares	566	131,646
LG Electronics, Inc.	15,503	1,535,022
LG Household & Health Care, Ltd.	1,359	1,509,365
Lotte Chemical Corp.	2,746	943,933
NAVER Corp.	2,862	2,325,851
NCSoft Corp.	2,395	1,001,133
POSCO ADR	29,318	2,290,615
Samsung C&T Corp.	4,530	533,165
Samsung Electronics Co., Ltd. GDR	15,191	18,198,818
Samsung Electronics Co., Ltd. Preference Shares	542	1,058,129
Samsung Fire & Marine Insurance Co., Ltd.	4,831	1,204,873
Samsung Heavy Industries Co., Ltd. (b)	21,569	147,682
Samsung SDS Co., Ltd.	1,438	268,647
Samsung Securities Co., Ltd.	26,897	919,556
Shinhan Financial Group Co., Ltd.	41,995	1,937,839
SK Holdings Co., Ltd.	4,377	1,157,060
SK Hynix, Inc.	35,180	2,513,913
SK Innovation Co., Ltd.	6,251	1,194,087
SK Telecom Co., Ltd. ADR	19,871	554,600

		60,598,863

SPAIN — 2.2%
Abertis Infraestructuras SA	94,508	2,105,151
ACS Actividades de Construccion y Servicios SA	45,935	1,799,279
Aena SME SA (d)	1,016	206,182
Amadeus IT Group SA	24,897	1,797,068
Banco Bilbao Vizcaya Argentaria SA	466,883	3,987,223
Banco de Sabadell SA	243,121	483,452
Banco Santander SA	1,159,192	7,626,538
CaixaBank SA	34,218	159,795

Distribuidora Internacional de Alimentacion SA	80,971	418,381
Ferrovial SA	79,755	1,812,444
Gas Natural SDG SA	34,010	786,155
Iberdrola SA	509,608	3,953,116
Industria de Diseno Textil SA	97,091	3,386,266
Mapfre SA	232,636	748,098
Repsol SA	103,132	1,826,034
Telefonica SA	364,344	3,554,723

		34,649,905

SWEDEN — 1.8%
Assa Abloy AB Class B	127,247	2,648,292
Atlas Copco AB Class B	88,276	3,391,955
Essity AB Class B (b)	5,606	159,536
Hennes & Mauritz AB Class B (a)	87,162	1,802,324
Husqvarna AB Class B	203,628	1,942,394
Nordea Bank AB	220,066	2,669,014
Sandvik AB	109,892	1,928,730
Securitas AB Class B	66,266	1,158,997
Skandinaviska Enskilda Banken AB Class A	118,598	1,394,930
Skanska AB Class B	66,068	1,371,794
SKF AB Class B	54,106	1,204,044
Svenska Handelsbanken AB Class A	145,652	1,995,988
Swedbank AB Class A	72,240	1,746,113
Tele2 AB Class B	90,969	1,119,960
Telefonaktiebolaget LM Ericsson Class B	277,890	1,827,710
Telia Co. AB	160,310	715,643
Volvo AB Class B	114,046	2,127,001

		29,204,425

SWITZERLAND — 6.0%
ABB, Ltd.	193,643	5,190,308
Adecco Group AG (b)	16,417	1,255,913
Cie Financiere Richemont SA	41,515	3,761,698
Coca-Cola HBC AG (b)	13,114	429,307
Credit Suisse Group AG (b)	156,923	2,801,909
Ferguson PLC	20,256	1,460,489
Geberit AG	4,461	1,964,305
Givaudan SA	1,184	2,736,140
Glencore PLC (b)	844,368	4,454,653
Julius Baer Group, Ltd. (b)	12,704	776,971
Kuehne + Nagel International AG	9,519	1,684,995
LafargeHolcim, Ltd. (b)	27,006	1,522,811
Lonza Group AG (b)	4,441	1,199,913
Nestle SA	238,704	20,526,829
Novartis AG	180,251	15,241,337
Roche Holding AG	52,595	13,303,917
SGS SA	811	2,114,675
Sika AG	156	1,239,035
Sonova Holding AG	2,407	375,932
STMicroelectronics NV	26,613	581,775
Swatch Group AG	4,641	1,892,595
Swiss Re AG	27,721	2,595,732
UBS Group AG (b)	269,562	4,962,486
Zurich Insurance Group AG	12,923	3,933,260

		96,006,985

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

TAIWAN — 2.6%
Advanced Semiconductor Engineering, Inc. ADR	225,099	$1,458,642
Advantech Co., Ltd.	28,599	202,298
Asia Pacific Telecom Co., Ltd. (b)	48,000	16,098
Asustek Computer, Inc.	11,000	103,315
AU Optronics Corp. ADR (a)	271,108	1,127,809
Catcher Technology Co., Ltd.	32,000	352,706
Cathay Financial Holding Co., Ltd.	228,000	409,900
Chicony Electronics Co., Ltd.	161,581	407,231
China Airlines, Ltd. (b)	782,000	306,141
China Development Financial Holding Corp.	446,000	152,121
China Life Insurance Co., Ltd.	193,296	194,540
Chunghwa Telecom Co., Ltd. ADR	72,620	2,573,653
Compal Electronics, Inc.	236,000	168,920
CTBC Financial Holding Co., Ltd.	570,558	393,045
Delta Electronics, Inc.	59,785	288,292
E.Sun Financial Holding Co., Ltd.	799,741	507,926
Eclat Textile Co., Ltd.	15,650	156,455
Eva Airways Corp.	508,897	271,049
Feng TAY Enterprise Co., Ltd.	34,036	154,977
Formosa Plastics Corp.	334,000	1,107,778
Foxconn Technology Co., Ltd.	24,240	69,400
Fubon Financial Holding Co., Ltd.	358,000	609,930
Giant Manufacturing Co., Ltd.	17,000	93,402
Globalwafers Co., Ltd.	6,000	80,145
Highwealth Construction Corp.	163,400	232,264
Hiwin Technologies Corp.	6,429	69,565
Hon Hai Precision Industry Co., Ltd. GDR	887,806	5,619,812
Hotai Motor Co., Ltd.	7,000	83,270
HTC Corp. (b)	51,000	125,279
Innolux Corp.	227,000	94,588
Largan Precision Co., Ltd.	5,000	675,437
MediaTek, Inc.	61,000	602,651
Mega Financial Holding Co., Ltd.	25,948	20,970
Merida Industry Co., Ltd.	28,000	117,613
OBI Pharma, Inc. (b)	8,000	40,459
Pegatron Corp.	48,000	116,135
Phison Electronics Corp.	18,000	176,622
Pou Chen Corp.	144,000	186,542
Powertech Technology, Inc.	161,000	476,099
President Chain Store Corp.	35,000	334,022
Ruentex Development Co., Ltd. (b)	42,189	45,296
Siliconware Precision Industries Co., Ltd. ADR (a)	105,251	885,161
Standard Foods Corp.	230,822	573,981
Taishin Financial Holding Co., Ltd.	808,500	376,287
Taiwan Business Bank	1,972,173	556,027
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	368,478	14,610,153
Teco Electric and Machinery Co., Ltd.	392,000	375,422
Transcend Information, Inc.	144,000	400,181
Uni-President Enterprises Corp.	368,000	816,170
United Microelectronics Corp. ADR (a)	831,159	1,986,470

Zhen Ding Technology Holding, Ltd.	21,000	46,222

		40,848,471

THAILAND — 0.5%
Bangkok Bank PCL (g)	203,276	1,365,985
BEC World PCL (g)	83,100	33,403
Bumrungrad Hospital PCL (g)	79,900	463,366
Central Pattana PCL	242,600	634,601
CP ALL PCL NVDR	365,800	864,271
Delta Electronics Thailand PCL	76,200	171,269
Indorama Ventures PCL (g)	44,000	71,893
IRPC PCL (g)	5,165,700	1,117,465
Kasikornbank PCL (g)	63,900	468,613
Minor International PCL (g)	219,300	294,396
PTT PCL (g)	117,062	1,573,279
Siam Commercial Bank PCL NVDR	118,000	543,112
Thai Union Group PCL Class F (g)	243,400	148,624
TMB Bank PCL (g)	1,236,600	114,591

		7,864,868

TURKEY — 0.2%
Akbank Turk AS	510,343	1,325,794
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	931,283	690,185
Turkiye Garanti Bankasi A/S	391,075	1,105,687
Turkiye Is Bankasi Class C	543,497	999,096

		4,120,762

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	69,565	128,796
DP World, Ltd.	9,599	239,975
DXB Entertainments PJSC (b)	377,944	65,344
Emaar Malls PJSC	71,379	41,395
Emaar Properties PJSC	137,758	260,303
Emirates Telecommunications Group Co. PJSC	13,781	65,663
First Abu Dhabi Bank PJSC	27,797	77,576

		879,052

UNITED KINGDOM — 10.9%
3i Group PLC	170,592	2,108,068
Anglo American PLC	106,138	2,224,744
Associated British Foods PLC	1,872	71,412
AstraZeneca PLC	90,883	6,295,858
Aviva PLC	295,876	2,027,247
BAE Systems PLC	253,547	1,965,308
Barclays PLC	1,218,946	3,348,975
Barratt Developments PLC	45,633	399,702
Berkeley Group Holdings PLC	4,014	227,894
BP PLC	1,477,689	10,448,478
British American Tobacco PLC	167,369	11,361,173
British Land Co. PLC REIT	220,727	2,064,739
BT Group PLC	575,825	2,116,399
Burberry Group PLC	54,134	1,312,277
Capita PLC	50,973	276,435
Centrica PLC	649,543	1,206,413
CNH Industrial NV	68,318	916,345
Cobham PLC (b)	165,963	283,552
Compass Group PLC	193,241	4,182,508
Diageo PLC	181,805	6,701,774
Fiat Chrysler Automobiles NV (b)	106,351	1,904,101

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

G4S PLC	119,898	$433,053
GlaxoSmithKline PLC	350,215	6,265,387
Hammerson PLC REIT	197,035	1,457,969
HSBC Holdings PLC	1,505,866	15,622,213
Imperial Brands PLC	93,090	3,986,864
Inmarsat PLC	8,120	53,911
InterContinental Hotels Group PLC	13,726	876,217
Intu Properties PLC REIT	52,460	179,542
ITV PLC	54,408	121,809
J Sainsbury PLC	204,104	666,509
Land Securities Group PLC REIT	102,807	1,401,847
Legal & General Group PLC	92,559	342,197
Lloyds Banking Group PLC	4,131,217	3,803,535
Marks & Spencer Group PLC	171,093	728,592
National Grid PLC	369,583	4,375,092
Next PLC	17,331	1,060,864
Old Mutual PLC	579,107	1,815,107
Pearson PLC	91,976	915,735
Persimmon PLC	14,920	552,611
Prudential PLC	140,174	3,613,216
Randgold Resources, Ltd	5,699	571,261
Reckitt Benckiser Group PLC	48,236	4,514,733
RELX NV	124,504	2,865,252
RELX PLC	133,915	3,150,259
Rio Tinto PLC	91,331	4,870,262
Rio Tinto, Ltd	31,981	1,896,307
Rolls-Royce Holdings PLC (b)	149,973	1,718,359
Royal Bank of Scotland Group PLC (b)	224,982	846,077
RSA Insurance Group PLC	95,131	813,954
Sage Group PLC	184,932	1,996,330
Segro PLC REIT	92,106	731,381
Severn Trent PLC	60,494	1,769,235
Sky PLC (b)	119,479	1,635,647
Smith & Nephew PLC	127,513	2,221,712
Smiths Group PLC	30,551	615,785
SSE PLC	126,685	2,262,125
Standard Chartered PLC (b)	208,774	2,203,151
Standard Life Aberdeen PLC	265,342	1,567,138
Taylor Wimpey PLC	180,816	504,852
Tesco PLC	745,716	2,110,845
Unilever NV	129,134	7,281,036
Unilever PLC	105,383	5,881,182
United Utilities Group PLC	89,636	1,005,811
Vodafone Group PLC	2,163,703	6,878,330
Whitbread PLC	13,111	709,436
WPP PLC	132,084	2,396,053

		172,732,185

UNITED STATES — 0.4%
Shire PLC	51,883	2,737,204
Thomson Reuters Corp	41,266	1,804,513
Valeant Pharmaceuticals International, Inc. (b)	28,893	604,171
Yum China Holdings, Inc	21,037	841,901

		5,987,789

TOTAL COMMON STOCKS (Cost $1,421,804,301)		1,581,993,981

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Transurban Group (expiring 01/24/18) (b)	. 11,906	—

SPAIN — 0.0% (f)
Repsol SA (expiring 1/10/18) (b)	103,132	46,935

TOTAL RIGHTS (Cost $47,268)		46,935

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (h) (i)	50,107	50,107
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	12,888,088	12,888,088

TOTAL SHORT-TERM INVESTMENTS (Cost $12,938,195)		12,938,195

TOTAL INVESTMENTS — 100.5%
(Cost $1,434,789,764)		1,594,979,111
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(8,341,467)

NET ASSETS — 100.0%		$1,586,637,644

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $5,651,615 representing 0.4% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$76,544,018	$—	$—		$76,544,018
Austria	4,589,393	—	—		4,589,393
Belgium	14,339,073	—	—		14,339,073
Brazil	27,080,130	—	—		27,080,130
Canada	101,588,375	—	—		101,588,375
Chile	5,197,026	—	—		5,197,026
China	114,227,925	—	0	(a)	114,227,925
Colombia	1,459,529	—	—		1,459,529
Denmark	20,103,272	—	—		20,103,272
Egypt	952,064	—	—		952,064
Finland	10,961,858	—	—		10,961,858
France	110,938,493	—	—		110,938,493
Germany	104,928,970	—	—		104,928,970
Greece	1,639,878	—	—		1,639,878
Hong Kong	44,317,705	—	0	(a)	44,317,705
Hungary	2,203,876	—	—		2,203,876
India	31,955,439	—	—		31,955,439
Indonesia	8,896,902	—	—		8,896,902
Ireland	9,074,233	—	—		9,074,233
Israel	5,606,859	—	—		5,606,859
Italy	21,161,560	—	—		21,161,560
Japan	261,445,090	—	—		261,445,090
Luxembourg	1,704,875	—	—		1,704,875
Macau	400,161	—	—		400,161
Malaysia	7,126,710	—	—		7,126,710
Mexico	12,757,111	—	—		12,757,111
Netherlands	50,760,588	—	—		50,760,588
New Zealand	1,524,003	—	—		1,524,003
Norway	8,019,725	—	—		8,019,725
Peru	1,866,040	—	—		1,866,040
Philippines	4,402,978	—	—		4,402,978
Poland	4,285,540	—	—		4,285,540
Portugal	1,021,064	—	—		1,021,064
Qatar	526,150	—	—		526,150
Romania	130,695	—	—		130,695
Russia	12,082,300	—	—		12,082,300
Singapore	15,355,361	—	—		15,355,361
South Africa	27,925,707	—	—		27,925,707
South Korea	60,598,863	—	—		60,598,863
Spain	34,649,905	—	—		34,649,905
Sweden	29,204,425	—	—		29,204,425
Switzerland	96,006,985	—	—		96,006,985
Taiwan	40,848,471	—	—		40,848,471
Thailand	1,407,383	6,457,485	—		7,864,868
Turkey	4,120,762	—	—		4,120,762
United Arab Emirates	879,052	—	—		879,052
United Kingdom	172,732,185	—	—		172,732,185
United States	5,987,789	—	—		5,987,789
Rights
Australia	—	—	0	(a)	—
Spain	46,935	—	—		46,935
Short-Term Investments	12,938,195	—	—		12,938,195

TOTAL INVESTMENTS	$1,588,521,626	$6,457,485	$0		$1,594,979,111

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	1,559,265	$1,559,265	$23,023,709	$24,532,867	$—	$—	50,107	$50,107	$10,984
State Street Navigator Securities Lending Government Money Market Portfolio	19,433,641	19,433,641	106,635,681	113,181,234	—	—	12,888,088	12,888,088	70,201

TOTAL		$20,992,906	$129,659,390	$137,714,101	$—	$—		$12,938,195	$81,185

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.5%
Alumina, Ltd. (a)	41,540	$78,952
Amcor, Ltd.	3,583	43,214
AMP, Ltd.	12,597	51,136
Australia & New Zealand Banking Group, Ltd.	2,819	63,368
BHP Billiton PLC	822	16,930
BHP Billiton, Ltd.	3,499	80,925
Boral, Ltd.	16,530	100,716
Brambles, Ltd.	8,403	66,184
Coca-Cola Amatil, Ltd.	4,110	27,357
Commonwealth Bank of Australia	929	58,376
CSL, Ltd.	1,602	177,049
Fortescue Metals Group, Ltd.	6,250	23,856
Iluka Resources, Ltd.	1,663	13,228
Insurance Australia Group, Ltd.	19,207	108,765
LendLease Group	9,913	126,769
Macquarie Group, Ltd.	1,682	131,071
National Australia Bank, Ltd.	3,755	86,846
Newcrest Mining, Ltd.	1,972	35,198
Origin Energy, Ltd. (b)	6,248	46,034
Orora, Ltd.	1,507	3,996
OZ Minerals, Ltd.	6,043	43,295
QBE Insurance Group, Ltd.	2,939	24,551
Santos, Ltd. (b)	7,327	31,233
Scentre Group REIT	8,770	28,741
Shopping Centres Australasia Property Group REIT	92,003	167,667
Sonic Healthcare, Ltd.	4,605	82,337
South32, Ltd. (c)	3,229	8,856
South32, Ltd. (c)	2,992	8,167
Suncorp Group, Ltd.	6,347	68,805
Sydney Airport	943	5,200
Transurban Group	6,703	65,167
Vicinity Centres REIT	32,610	69,376
Wesfarmers, Ltd.	3,839	133,379
Westfield Corp. REIT	7,039	52,248
Westpac Banking Corp.	4,243	104,040
Woodside Petroleum, Ltd.	1,624	42,019
Woolworths Group, Ltd.	1,428	30,492

		2,305,543

AUSTRIA — 0.1%
OMV AG	1,687	107,020

BELGIUM — 0.3%
Anheuser-Busch InBev SA	981	109,706
Solvay SA	570	79,328
UCB SA	1,483	117,853

		306,887

BRAZIL — 0.7%
Ambev SA ADR	12,779	82,552
Banco Bradesco SA Preference Shares ADR	10,314	105,615
Cia Energetica de Minas Gerais ADR (a)	7,152	14,733
Cia Siderurgica Nacional SA ADR (a) (b)	6,276	15,376
Gerdau SA ADR	5,672	21,100
Itau Unibanco Holding SA Preference Shares ADR	8,148	105,924
Petroleo Brasileiro SA ADR (b)	3,229	33,227

Petroleo Brasileiro SA Preference Shares ADR (b)	9,465	93,041
Tim Participacoes SA ADR	2,160	41,710
Vale SA ADR	10,404	127,241

		640,519

CANADA — 3.1%
Agrium, Inc.	419	48,349
Bank of Montreal	921	73,940
Bank of Nova Scotia (a)	1,161	75,167
Barrick Gold Corp.	1,797	26,074
Brookfield Asset Management, Inc. Class A	2,676	116,869
Cameco Corp. (a)	2,394	22,183
Canadian Imperial Bank of Commerce (a)	419	40,979
Canadian National Railway Co.	1,814	150,063
Canadian Natural Resources, Ltd.	1,814	65,034
Canadian Pacific Railway, Ltd.	383	70,202
Canadian Tire Corp., Ltd. Class A	443	57,949
Cenovus Energy, Inc. (a)	2,298	21,055
Eldorado Gold Corp.	2,470	3,588
Enbridge, Inc. (c)	2,052	80,511
Enbridge, Inc. (c)	2,632	102,938
Encana Corp. (a)	3,366	45,052
Enerplus Corp.	2,646	25,996
First Majestic Silver Corp. (a) (b)	8,089	54,747
First Quantum Minerals, Ltd.	1,280	17,990
Goldcorp, Inc. (a)	1,761	22,530
IAMGOLD Corp. (b)	2,658	15,550
IGM Financial, Inc. (a)	707	24,912
Imperial Oil, Ltd.	1,316	41,204
Just Energy Group, Inc.	16,099	69,384
Kinross Gold Corp. (b)	3,893	16,840
Loblaw Cos., Ltd. (a)	1,475	80,310
Manulife Financial Corp.	4,721	98,795
National Bank of Canada	2,489	124,594
Obsidian Energy, Ltd. (b)	1,743	2,170
Onex Corp.	1,566	115,224
Paramount Resources, Ltd. Class A (a) (b)	2,907	45,057
Potash Corp. of Saskatchewan, Inc.	1,339	27,551
PrairieSky Royalty, Ltd. (a)	24	614
Rogers Communications, Inc. Class B	2,494	127,492
Royal Bank of Canada	2,184	178,928
Shaw Communications, Inc. Class B (a)	1,663	38,079
SNC-Lavalin Group, Inc. (a)	1,042	47,445
Sun Life Financial, Inc.	2,573	106,538
Suncor Energy, Inc.	3,666	135,030
Teck Resources, Ltd. Class B	1,304	34,209
TELUS Corp.	3,523	133,896
TMX Group, Ltd.	18	1,012
Toronto-Dominion Bank	3,489	205,088
TransAlta Corp.	4,083	24,277
TransCanada Corp. (a)	1,606	78,419
Wheaton Precious Metals Corp.	1,173	26,017
Yamana Gold, Inc. (a)	3,594	11,244

		2,931,095

CHILE — 0.0% (d)
Enel Americas SA ADR	1,244	13,895
Enel Chile SA ADR	690	3,919
Enel Generacion Chile SA ADR	310	8,342

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	153	$9,084

		35,240

CHINA — 3.0%
Agricultural Bank of China, Ltd. Class H	84,000	39,113
Alibaba Group Holding, Ltd. ADR (a) (b)	1,836	316,581
Baidu, Inc. ADR (b)	200	46,842
Bank of China, Ltd. Class H	167,000	82,033
Bank of Communications Co., Ltd. Class H	60,000	44,517
Baozun, Inc. ADR (a) (b)	2,948	93,039
China Construction Bank Corp. Class H	131,000	120,655
China Life Insurance Co., Ltd. Class H	23,000	72,231
China Merchants Bank Co., Ltd. Class H	29,174	116,065
China Mobile, Ltd.	11,500	116,584
China Overseas Land & Investment, Ltd.	24,000	77,213
China Petroleum & Chemical Corp. Class H	71,200	52,189
China Pioneer Pharma Holdings, Ltd.	360,000	110,985
China Shenhua Energy Co., Ltd. Class H	11,500	29,790
China Telecom Corp., Ltd. Class H	72,000	34,262
China Unicom Hong Kong, Ltd. (b)	24,000	32,420
CITIC, Ltd.	24,000	34,631
CNOOC, Ltd.	36,000	51,670
COSCO SHIPPING Ports, Ltd.	23,317	24,250
Health and Happiness H&H International Holdings, Ltd. (b)	16,500	109,546
Hengan International Group Co., Ltd.	6,000	66,583
Huaneng Power International, Inc. Class H	48,000	30,087
Industrial & Commercial Bank of China, Ltd. Class H	132,000	106,211
JD.com, Inc. ADR (b)	800	33,136
PetroChina Co., Ltd. Class H	48,000	33,464
PICC Property & Casualty Co., Ltd. Class H	25,859	49,685
Ping An Insurance Group Co. of China, Ltd. Class H	12,000	124,877
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	150,000	159,262
Tencent Holdings, Ltd.	12,000	623,233
Yanzhou Coal Mining Co., Ltd. Class H	24,000	28,061

		2,859,215

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	260	10,312

DENMARK — 0.7%
AP Moeller — Maersk A/S Class B	60	104,897
Danske Bank A/S	2,040	79,489
DSV A/S	3,057	240,896
Novo Nordisk A/S Class B	4,542	245,032

		670,314

FINLAND — 0.4%
Fortum Oyj	1,590	31,503
Metso Oyj	945	32,306
Nokia Oyj	9,862	46,114
Sampo Oyj Class A	1,113	61,211
UPM-Kymmene Oyj	3,630	112,939
Valmet Oyj	179	3,534
Wartsila Oyj Abp	1,077	68,026

		355,633

FRANCE — 3.2%
Accor SA	1,990	102,752
Airbus SE	815	81,228
Alstom SA	1,471	61,125
AXA SA	3,834	113,877
BNP Paribas SA	2,035	152,116
Bouygues SA	1,167	60,692
Capgemini SE	1,435	170,402
Carrefour SA	2,427	52,575
Credit Agricole SA	4,166	69,035
Danone SA	1,153	96,847
Engie SA	1,956	33,670
Essilor International Cie Generale d’Optique SA	740	102,144
Fnac Darty SA (b)	1,182	142,928
Hermes International	13	6,966
Kering	251	118,450
LVMH Moet Hennessy Louis Vuitton SE	395	116,397
Orange SA	5,584	97,059
Pernod Ricard SA	536	84,927
Publicis Groupe SA	970	65,985
Renault SA	1,351	136,126
Sanofi	1,785	154,005
Schneider Electric SE (b)	1,292	109,935
Societe Generale SA	1,627	84,107
Sodexo SA	1,137	152,983
TOTAL SA	3,179	175,770
Unibail-Rodamco SE REIT	431	108,684
Vallourec SA (b)	1,266	7,654
Veolia Environnement SA	3,431	87,652
Vinci SA	1,651	168,812
Vivendi SA	4,208	113,287

		3,028,190

GERMANY — 3.1%
adidas AG	981	196,900
Allianz SE	921	211,787
BASF SE	1,483	163,369
Bayer AG	1,749	218,421
Commerzbank AG (b)	1,651	24,791
CompuGroup Medical SE	3,019	198,372
Daimler AG	2,052	174,454
Deutsche Bank AG	3,905	74,440
Deutsche Boerse AG	707	82,180
Deutsche Lufthansa AG	4,242	156,481
Deutsche Post AG	3,523	168,159
Deutsche Telekom AG	5,815	103,308
E.ON SE	3,642	39,627
Fresenius Medical Care AG & Co. KGaA	395	41,635
Linde AG (b)	251	58,668
MAN SE	335	38,376
Merck KGaA	1,244	134,068
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	536	116,336
OSRAM Licht AG	14	1,260
RWE AG (b)	1,220	24,905
Salzgitter AG	1,292	73,841
SAP SE	1,814	203,558
Siemens AG	1,443	201,259
ThyssenKrupp AG	2,274	66,122

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Uniper SE.	331	$10,334
Volkswagen AG	431	87,310
Volkswagen AG Preference Shares	395	78,950

		2,948,911

HONG KONG — 1.4%
AIA Group, Ltd.	16,800	143,236
Bank of East Asia, Ltd.	16,611	71,928
CK Asset Holdings, Ltd.	18,920	165,305
CK Hutchison Holdings, Ltd.	11,420	143,310
Global Brands Group Holding, Ltd. (b)	8,000	655
Hang Lung Properties, Ltd.	12,000	29,319
Henderson Land Development Co., Ltd.	15,406	101,494
Hong Kong Exchanges & Clearing, Ltd.	3,795	116,414
Li & Fung, Ltd.	24,000	13,171
Link REIT	12,058	111,752
New World Development Co., Ltd.	40,993	61,563
Sands China, Ltd.	9,600	49,552
Shangri-La Asia, Ltd.	24,000	54,464
Sun Hung Kai Properties, Ltd.	12,253	204,392
Swire Pacific, Ltd. Class A	6,000	55,531

		1,322,086

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	2,200	25,591
Richter Gedeon Nyrt	2,238	58,737

		84,328

INDIA — 0.9%
Dr Reddy’s Laboratories, Ltd. ADR	2,554	95,928
ICICI Bank, Ltd. ADR	8,764	85,274
Infosys, Ltd. ADR (a)	11,147	180,804
Larsen & Toubro, Ltd. GDR	3,746	72,485
Mahindra & Mahindra, Ltd. GDR	1,723	40,146
Reliance Industries, Ltd. GDR (e)	3,960	113,058
State Bank of India GDR	1,669	81,280
Tata Motors, Ltd. ADR (b)	2,380	78,707
Vedanta, Ltd. ADR	3,722	77,529
Wipro, Ltd. ADR	10,614	58,059

		883,270

INDONESIA — 0.5%
Astra International Tbk PT	60,800	37,195
Bank Central Asia Tbk PT	54,800	88,455
Bank Mandiri Persero Tbk PT	109,600	64,625
Bank Rakyat Indonesia Persero Tbk PT	321,000	86,121
Gudang Garam Tbk PT	6,000	37,059
Telekomunikasi Indonesia Persero Tbk PT	402,400	131,686

		445,141

IRELAND — 0.3%
CRH PLC	1,970	70,861
Experian PLC	4,616	102,157
Prothena Corp. PLC (a) (b)	1,813	67,969

		240,987

ISRAEL — 0.3%
Bank Hapoalim BM	8,316	61,298
Bank Leumi Le-Israel BM	37,874	228,773
Teva Pharmaceutical Industries, Ltd. ADR	1,423	26,966

		317,037

ITALY — 0.7%
Assicurazioni Generali SpA	3,450	62,970
Atlantia SpA	923	29,171
Banca Monte dei Paschi di Siena SpA (a) (b)	90	423
Enel SpA	15,198	93,621
Eni SpA	5,232	86,700
Ferrari NV	277	29,088
Intesa Sanpaolo SpA	27,419	91,201
Italgas SpA	1,720	10,513
Luxottica Group SpA	369	22,664
Mediaset SpA (a) (b)	13,484	52,299
Saipem SpA (b)	1,573	7,189
Snam SpA	8,606	42,163
Telecom Italia SpA/Milano (b)	64,065	55,428
UniCredit SpA (b)	3,632	67,949

		651,379

JAPAN — 8.2%
Aisin Seiki Co., Ltd.	1,200	67,430
Asahi Group Holdings, Ltd.	1,200	59,547
Asahi Kasei Corp.	12,000	154,834
Astellas Pharma, Inc.	6,000	76,538
Bridgestone Corp.	1,200	55,798
Canon, Inc.	1,200	44,740
Credit Saison Co., Ltd.	2,400	43,675
Daiichi Sankyo Co., Ltd.	3,600	93,859
Daikin Industries, Ltd.	1,200	142,051
Daiwa Securities Group, Inc.	12,000	75,302
Denso Corp.	2,400	144,085
Eisai Co., Ltd.	1,200	68,346
FUJIFILM Holdings Corp.	2,400	98,109
Fujitsu, Ltd.	11,000	78,382
Hitachi, Ltd.	12,000	93,518
Hokuhoku Financial Group, Inc.	2,400	37,539
Honda Motor Co., Ltd.	2,400	82,280
Hoya Corp.	2,400	119,904
ITOCHU Corp.	3,600	67,206
Japan Tobacco, Inc.	2,400	77,358
JFE Holdings, Inc.	2,400	57,651
JSR Corp.	2,400	47,254
JXTG Holdings, Inc.	6,000	38,722
Kajima Corp.	12,000	115,473
Kamigumi Co., Ltd.	6,000	132,783
Kansai Electric Power Co., Inc.	2,400	29,401
KDDI Corp.	7,200	179,249
Kobe Steel, Ltd. (b)	3,600	33,395
Komatsu, Ltd.	2,400	86,882
Konica Minolta, Inc.	6,000	57,736
Kyocera Corp.	2,400	157,081
Makita Corp.	2,400	100,879
Marubeni Corp.	12,000	86,935
Marui Group Co., Ltd.	4,300	78,747
Mebuki Financial Group, Inc.	12,800	54,200
Mitsubishi Chemical Holdings Corp.	6,000	65,859
Mitsubishi Corp.	2,400	66,322
Mitsubishi Electric Corp.	12,000	199,361
Mitsubishi Heavy Industries, Ltd.	1,200	44,847
Mitsubishi UFJ Financial Group, Inc.	21,500	157,724
Mitsui & Co., Ltd.	2,400	39,031

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Mizuho Financial Group, Inc.	44,300	$80,460
MS&AD Insurance Group Holdings, Inc.	2,400	81,257
Murata Manufacturing Co., Ltd.	1,200	161,065
NEC Corp.	200	5,397
Nintendo Co., Ltd.	400	146,258
Nippon Steel & Sumitomo Metal Corp.	3,500	89,822
Nippon Yusen KK (b)	2,400	58,567
Nissan Motor Co., Ltd.	4,800	47,872
Nitto Denko Corp.	1,200	106,631
Nomura Holdings, Inc.	11,900	70,259
NTT Data Corp.	6,000	71,318
NTT DOCOMO, Inc.	1,900	44,882
Obayashi Corp.	12,000	145,300
ORIX Corp.	4,800	81,151
Osaka Gas Co., Ltd.	2,400	46,232
Panasonic Corp.	7,200	105,427
Resona Holdings, Inc.	7,200	43,021
Rohm Co., Ltd.	1,200	132,943
Secom Co., Ltd.	1,200	90,621
Seven & i Holdings Co., Ltd.	1,200	49,886
Shin-Etsu Chemical Co., Ltd.	1,200	121,971
SoftBank Group Corp.	2,400	190,040
Sompo Holdings, Inc.	2,400	92,975
Sony Corp.	3,600	162,439
Sumitomo Chemical Co., Ltd.	12,000	86,285
Sumitomo Corp.	2,400	40,799
Sumitomo Electric Industries, Ltd.	3,600	60,879
Sumitomo Mitsui Financial Group, Inc.	2,400	103,712
Sumitomo Mitsui Trust Holdings, Inc.	1,200	47,648
T&D Holdings, Inc.	4,800	82,109
Takeda Pharmaceutical Co., Ltd.	1,200	68,186
TDK Corp.	1,200	95,766
Teijin, Ltd.	2,400	53,475
Terumo Corp.	2,400	113,768
Tokio Marine Holdings, Inc.	2,400	109,529
Tokyo Electron, Ltd.	1,200	217,310
Tokyu Corp.	5,500	87,785
Toppan Printing Co., Ltd.	12,000	108,549
Toshiba Corp. (a) (b)	12,000	33,768
Toyota Motor Corp.	4,800	307,345
Toyota Tsusho Corp.	3,600	144,927
West Japan Railway Co.	1,200	87,638
Yamada Denki Co., Ltd. (a)	4,800	26,461
Yamaha Corp.	3,900	144,021

		7,755,787

LUXEMBOURG — 0.1%
ArcelorMittal (b)	1,371	44,639

MALAYSIA — 0.1%
CIMB Group Holdings Bhd	12,279	19,843
Malayan Banking Bhd	8,160	19,760
Public Bank Bhd	5,200	26,700
Tenaga Nasional Bhd	6,100	23,001

		89,304

MEXICO — 0.4%
America Movil SAB de CV Series L	93,026	80,590
Cemex SAB de CV Series CPO (b)	47,666	35,813
Fomento Economico Mexicano SAB de CV	9,562	90,388

Grupo Financiero Banorte SAB de CV Series O	9,204	50,725
Grupo Mexico SAB de CV Series B	15,308	50,786
Grupo Televisa SAB Series CPO	8,133	30,586
Industrias Penoles SAB de CV	620	12,981

		351,869

NETHERLANDS — 1.6%
Akzo Nobel NV	972	85,227
ASML Holding NV	875	152,509
Heineken NV	647	67,538
ING Groep NV	8,398	154,542
Koninklijke Ahold Delhaize NV	3,577	78,754
Koninklijke DSM NV	1,153	110,305
Koninklijke KPN NV	11,057	38,610
Koninklijke Philips NV	3,480	131,799
Royal Dutch Shell PLC Class A	2,293	76,926
Royal Dutch Shell PLC Class B	11,878	403,065
Wolters Kluwer NV	3,630	189,525

		1,488,800

NORWAY — 0.3%
DNB ASA	4,506	83,792
Norsk Hydro ASA	13,852	105,592
Telenor ASA	3,690	79,355
Yara International ASA	768	35,370

		304,109

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	324	4,562

PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	897	26,982

POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	538	16,412
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,684	21,474

		37,886

RUSSIA — 0.3%
Gazprom PJSC ADR	2,573	11,347
LUKOIL PJSC ADR	1,185	68,315
MMC Norilsk Nickel PJSC ADR	1,447	27,363
Mobile TeleSystems PJSC ADR	2,262	23,050
RusHydro PJSC ADR (c)	1,077	1,307
RusHydro PJSC ADR (c)	579	695
Sberbank of Russia PJSC ADR (c)	427	7,272
Sberbank of Russia PJSC ADR (c)	4,626	78,318
Surgutneftegas OJSC ADR	445	2,185
Tatneft PJSC ADR (c)	96	4,827
Tatneft PJSC ADR (c)	1,097	54,257

		278,936

SINGAPORE — 0.6%
Broadcom, Ltd.	929	238,660
CapitaLand, Ltd.	36,000	95,091
Singapore Exchange, Ltd.	24,000	133,613
Singapore Press Holdings, Ltd. (a)	24,000	47,591
Singapore Telecommunications, Ltd.	12,000	32,056

		547,011

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd.	1,053	$10,940
Discovery, Ltd.	15,747	236,586
FirstRand, Ltd.	13,266	72,063
Gold Fields, Ltd.	2,554	11,161
Harmony Gold Mining Co., Ltd.	2,422	4,439
Impala Platinum Holdings, Ltd. (a) (b)	1,639	4,295
Lonmin PLC (a) (b)	13	15
MTN Group, Ltd.	4,899	54,055
Naspers, Ltd. Class N	780	217,430
Sanlam, Ltd.	12,283	86,318
Sasol, Ltd.	945	32,684
Sibanye Gold, Ltd.	2,507	3,204
Standard Bank Group, Ltd.	3,174	50,163

		783,353

SOUTH KOREA — 1.9%
Able C&C Co., Ltd.	5,776	89,563
DIO Corp. (b)	1,932	63,976
E-MART, Inc.	27	6,835
Hana Financial Group, Inc.	410	19,072
Hyundai Construction Equipment Co., Ltd. (b)	4	631
Hyundai Electric & Energy System Co., Ltd. (b)	4	426
Hyundai Heavy Industries Co., Ltd. (b)	30	2,816
Hyundai Mobis Co., Ltd.	167	41,027
Hyundai Motor Co.	373	54,353
Hyundai Robotics Co., Ltd. (b)	6	2,135
Hyundai Steel Co.	163	8,922
JW Holdings Corp.	4,923	38,490
JW Pharmaceutical Corp.	1,048	44,346
KB Financial Group, Inc.	903	53,477
Kia Motors Corp.	300	9,388
Korea Electric Power Corp. ADR (a)	990	17,533
KT&G Corp.	336	36,251
LG Chem, Ltd. Preference Shares	507	117,924
LG Electronics, Inc.	129	12,773
LG Household & Health Care, Ltd.	53	58,864
Lotte Chemical Corp.	17	5,844
NAVER Corp.	95	77,203
NHN Entertainment Corp. (b)	33	2,108
POSCO ADR	1,356	105,944
Samsung C&T Corp.	158	18,596
Samsung Electronics Co., Ltd. GDR	458	548,684
Samsung Engineering Co., Ltd. (b)	355	4,112
Samsung Fire & Marine Insurance Co., Ltd.	89	22,197
Samsung Heavy Industries Co., Ltd. (b)	692	4,738
Samsung Securities Co., Ltd.	351	12,000
SeAH Steel Corp.	1,504	135,150
Shinhan Financial Group Co., Ltd.	903	41,669
SK Holdings Co., Ltd.	86	22,734
SK Hynix, Inc.	1,395	99,685
SK Innovation Co., Ltd.	68	12,990

		1,792,456

SPAIN — 1.0%
Acciona SA (a)	1,582	129,253
Acerinox SA	3,629	51,922
ACS Actividades de Construccion y Servicios SA	2,800	109,676

Amadeus IT Group SA	1,206	87,049
Banco Bilbao Vizcaya Argentaria SA	10,804	92,267
Banco Santander SA	24,626	162,019
Iberdrola SA	9,567	74,213
Industria de Diseno Textil SA	2,405	83,880
Repsol SA	1,795	31,782
Telefonica SA	8,707	84,950

		907,011

SWEDEN — 1.0%
Assa Abloy AB Class B	4,095	85,226
Atlas Copco AB Class B	3,810	146,397
Nordea Bank AB	6,612	80,192
Sandvik AB	3,547	62,254
Securitas AB Class B	5,512	96,405
Skandinaviska Enskilda Banken AB Class A	8,340	98,094
Skanska AB Class B	3,618	75,122
SKF AB Class B	2,573	57,258
Svenska Handelsbanken AB Class A	3,383	46,360
Tele2 AB Class B	2,530	31,148
Telefonaktiebolaget LM Ericsson Class B	6,751	44,402
Telia Co. AB	5,815	25,959
Volvo AB Class A	5,565	104,061

		952,878

SWITZERLAND — 2.8%
ABB, Ltd.	5,027	134,741
Adecco Group AG (b)	969	74,129
Cie Financiere Richemont SA	1,363	123,502
Credit Suisse Group AG (b)	4,248	75,849
Ferguson PLC	1,053	75,923
Geberit AG	395	173,930
Givaudan SA	48	110,925
Glencore PLC (b)	6,604	34,841
Kuehne + Nagel International AG	466	82,489
LafargeHolcim, Ltd. (b)	930	52,441
Nestle SA	4,818	414,313
Novartis AG	3,281	277,429
Roche Holding AG	1,220	308,599
SGS SA	48	125,160
Swatch Group AG	144	58,723
Swiss Re AG	1,173	109,837
TE Connectivity, Ltd.	2,482	235,889
UBS Group AG (b)	6,826	125,663
Zurich Insurance Group AG	239	72,742

		2,667,125

TAIWAN — 1.4%
Advanced Semiconductor Engineering, Inc. ADR	14,349	92,982
AU Optronics Corp. ADR (a)	24,401	101,508
Chunghwa Telecom Co., Ltd. ADR	3,269	115,853
Hon Hai Precision Industry Co., Ltd. GDR	25,771	163,130
Siliconware Precision Industries Co., Ltd. ADR (a)	16,934	142,415
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,628	540,350
United Microelectronics Corp. ADR (a)	48,217	115,239

		1,271,477

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

THAILAND — 0.2%
Bangkok Bank PCL (f)	13,200	$88,702
CP ALL PCL NVDR	8,900	21,028
Kasikornbank PCL NVDR	2,100	14,949
PTT PCL (f)	2,400	32,255
Siam Commercial Bank PCL NVDR	3,200	14,729

		171,663

TURKEY — 0.2%
Akbank Turk AS	9,083	23,596
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	49,741	36,864
Turkiye Garanti Bankasi A/S	10,507	29,707
Turkiye Is Bankasi Class C	24,114	44,328

		134,495

UNITED KINGDOM — 5.8%
3i Group PLC	22,031	272,245
Anglo American PLC (a)	2,770	58,062
AstraZeneca PLC	2,196	152,126
BAE Systems PLC	11,076	85,853
Barclays PLC	30,004	82,434
BP PLC	25,447	179,931
British American Tobacco PLC	2,054	139,428
British Land Co. PLC REIT	7,942	74,292
BT Group PLC	25,842	94,980
Burberry Group PLC	1,968	47,707
Capita PLC	6,676	36,205
CNH Industrial NV	1,712	22,963
Cobham PLC (b)	69,090	118,042
Compass Group PLC	5,391	116,683
CYBG PLC (b)	934	4,230
Diageo PLC	3,378	124,521
Fiat Chrysler Automobiles NV (b)	2,122	37,992
G4S PLC	7,743	27,967
GlaxoSmithKline PLC	7,767	138,953
Hammerson PLC REIT	12,777	94,544
HSBC Holdings PLC	31,620	328,033
Imperial Brands PLC	1,244	53,278
Indivior PLC (b)	946	5,224
InterContinental Hotels Group PLC	2,496	159,335
J Sainsbury PLC	9,155	29,896
Land Securities Group PLC REIT	5,134	70,006
Liberty Global PLC Class A (b)	1,244	44,585
Liberty Global PLC Series C (b)	2,220	75,125
Liberty Global PLC LiLAC Class C (b)	309	6,146
Lloyds Banking Group PLC	107,617	99,081
Marks & Spencer Group PLC (a)	12,641	53,831
Micro Focus International PLC ADR (b)	683	22,942
National Grid PLC	2,315	27,405
Next PLC	897	54,907
Old Mutual PLC	18,636	58,411
Pearson PLC	1,483	14,765
Pentair PLC	143	10,099
Prudential PLC	6,031	155,459
Randgold Resources, Ltd.	367	36,788
Reckitt Benckiser Group PLC	993	92,942
RELX NV	6,531	150,300
RELX PLC	3,869	91,016
Rio Tinto PLC	2,668	142,272

Rio Tinto, Ltd. (a)	208	12,333
Rolls-Royce Holdings PLC (b)	3,929	45,018
RSA Insurance Group PLC	8,770	75,037
Sage Group PLC	21,128	228,076
Severn Trent PLC	3,105	90,810
Sky PLC (b)	2,494	34,142
Smith & Nephew PLC	5,632	98,129
Smiths Group PLC	4,337	87,416
SSE PLC	2,334	41,677
Standard Chartered PLC (b)	6,071	64,066
Standard Life Aberdeen PLC	20,882	123,331
TechnipFMC PLC	1,286	39,918
TechnipFMC PLC	2,482	77,711
Tesco PLC	14,684	41,565
Tullow Oil PLC (b)	3,334	9,318
Unilever NV	2,492	140,508
Unilever PLC	1,901	106,090
United Utilities Group PLC	5,524	61,985
Vodafone Group PLC	45,308	144,032
Whitbread PLC	3,545	191,820
WPP PLC	4,276	77,568

		5,481,554

UNITED STATES — 51.5%
3M Co.	1,244	292,800
Abbott Laboratories	4,642	264,919
AbbVie, Inc.	1,220	117,986
Accenture PLC Class A	1,244	190,444
Adient PLC	13	1,023
Adobe Systems, Inc. (b)	1,922	336,811
AdvanSix, Inc. (b)	88	3,702
Aetna, Inc.	1,877	338,592
Aflac, Inc.	2,482	217,870
Agilent Technologies, Inc.	2,482	166,220
AGNC Investment Corp. REIT	1,244	25,116
Alexion Pharmaceuticals, Inc. (b)	944	112,893
Allegion PLC	406	32,301
Allergan PLC	463	75,738
Allstate Corp.	2,482	259,890
Alphabet, Inc. Class A (b)	608	640,467
Alphabet, Inc. Class C (b)	608	636,211
Altria Group, Inc.	2,482	177,240
Amazon.com, Inc. (b)	802	937,915
American Electric Power Co., Inc.	2,482	182,601
American Express Co.	2,482	246,487
American Tower Corp. REIT	1,244	177,481
Amgen, Inc.	2,124	369,364
Anadarko Petroleum Corp.	1,244	66,728
Annaly Capital Management, Inc. REIT	2,482	29,511
Anthem, Inc.	1,244	279,912
Apache Corp. (a)	1,244	52,522
Apple, Inc.	8,713	1,474,501
Applied Materials, Inc.	6,789	347,054
Archer-Daniels-Midland Co.	3,726	149,338
AT&T, Inc.	11,045	429,430
Automatic Data Processing, Inc.	1,244	145,784
Baker Hughes a GE Co.	1,884	59,610
Bank of America Corp.	21,134	623,876
Bank of New York Mellon Corp.	3,726	200,682
Baxter International, Inc.	2,429	157,011

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Becton Dickinson and Co.	1,244	$266,291
Bed Bath & Beyond, Inc.	1,244	27,356
Berkshire Hathaway, Inc. Class B (b)	1,444	286,230
Biogen, Inc. (b)	763	243,069
Bioverativ, Inc. (b)	381	20,544
Boeing Co.	1,244	366,868
Brighthouse Financial, Inc. (b)	367	21,521
Bristol-Myers Squibb Co.	3,726	228,329
C.H. Robinson Worldwide, Inc. (a)	1,244	110,828
California Resources Corp. (a) (b)	81	1,575
Capital One Financial Corp.	1,244	123,878
Carnival Corp.	1,244	82,564
Caterpillar, Inc.	1,244	196,030
CBS Corp. Class B	2,214	130,626
CDK Global, Inc.	409	29,154
Celgene Corp. (b)	2,489	259,752
CenturyLink, Inc.	2,482	41,400
Charles Schwab Corp.	6,214	319,213
Charter Communications, Inc. Class A (b)	529	177,723
Chemours Co.	422	21,125
Chesapeake Energy Corp. (a) (b)	3,726	14,755
Chevron Corp.	3,122	390,843
Chubb, Ltd.	1,895	276,916
Church & Dwight Co., Inc.	3,755	188,388
Cisco Systems, Inc.	12,415	475,494
Citigroup, Inc.	6,214	462,384
Citrix Systems, Inc. (b)	1,244	109,472
Clorox Co.	1,244	185,033
Coca-Cola Co.	4,977	228,345
Cognizant Technology Solutions Corp. Class A	2,489	176,769
Colgate-Palmolive Co.	2,482	187,267
Comcast Corp. Class A	6,410	256,720
CommerceHub, Inc. Series A (b)	46	1,012
CommerceHub, Inc. Series C (b)	105	2,162
Conagra Brands, Inc.	2,482	93,497
ConocoPhillips	2,482	136,237
Corning, Inc.	4,977	159,214
Costco Wholesale Corp.	1,244	231,533
Coty, Inc. Class A (a)	659	13,107
CSX Corp.	3,177	174,767
Cummins, Inc.	1,244	219,740
CVS Health Corp.	2,482	179,945
Danaher Corp.	2,482	230,379
Deere & Co.	1,244	194,698
Dell Technologies, Inc. Class V (b)	555	45,110
Devon Energy Corp.	1,244	51,502
Discover Financial Services	2,482	190,915
Dollar Tree, Inc. (b)	1,675	179,744
DowDuPont, Inc.	6,907	491,917
Duke Energy Corp.	1,351	113,633
DXC Technology Co.	460	43,654
Easterly Government Properties, Inc. REIT	7,000	149,380
Eaton Corp. PLC	2,482	196,103
eBay, Inc. (b)	3,726	140,619
Ecolab, Inc.	1,244	166,920
Edison International	2,482	156,962
Eli Lilly & Co.	2,482	209,630
Emerson Electric Co.	2,482	172,971

Entercom Communications Corp. Class A	1,453	15,692
EOG Resources, Inc.	2,489	268,588
Equity Residential REIT	1,244	79,330
Estee Lauder Cos., Inc. Class A	1,244	158,287
Exelon Corp.	2,482	97,816
Express Scripts Holding Co. (b)	1,736	129,575
Exxon Mobil Corp.	6,652	556,373
Facebook, Inc. Class A (b)	3,299	582,142
Fastenal Co.	1,244	68,034
FedEx Corp.	1,244	310,428
FirstEnergy Corp.	2,482	75,999
Ford Motor Co.	9,934	124,076
Fortive Corp.	1,241	89,786
Franklin Resources, Inc.	3,726	161,448
Freeport-McMoRan, Inc. (b)	2,482	47,059
General Dynamics Corp.	1,244	253,092
General Electric Co.	17,316	302,164
General Mills, Inc.	1,244	73,757
General Motors Co.	2,482	101,737
Gilead Sciences, Inc.	3,293	235,911
Gladstone Commercial Corp. REIT	4,500	94,770
Goldman Sachs Group, Inc.	1,244	316,921
Halliburton Co.	2,482	121,295
Halyard Health, Inc. (b)	155	7,158
HCP, Inc. REIT	3,726	97,174
Hershey Co.	1,244	141,206
Hess Corp. (a)	1,244	59,053
Hewlett Packard Enterprise Co.	4,977	71,470
Home Depot, Inc.	2,482	470,413
Honeywell International, Inc.	2,482	380,639
HP, Inc.	4,977	104,567
Illinois Tool Works, Inc.	1,877	313,177
Ingersoll-Rand PLC	2,482	221,370
Intel Corp.	9,934	458,553
International Business Machines Corp.	2,004	307,454
Intuit, Inc.	1,244	196,278
Iron Mountain, Inc.	29	1,100
Iron Mountain, Inc. REIT	91	3,433
J.M. Smucker Co.	1,244	154,555
Johnson & Johnson	3,726	520,597
Johnson Controls International PLC	3,290	125,382
JPMorgan Chase & Co.	7,457	797,452
Juniper Networks, Inc.	2,482	70,737
Kellogg Co.	1,244	84,567
Keysight Technologies, Inc. (b)	1,243	51,709
Kimberly-Clark Corp.	1,244	150,101
Kinder Morgan, Inc.	3,586	64,799
Kohl’s Corp. (a)	1,244	67,462
Kraft Heinz Co.	203	15,785
L Brands, Inc. (a)	1,577	94,967
Lamb Weston Holdings, Inc.	826	46,628
Las Vegas Sands Corp.	1,244	86,446
Leidos Holdings, Inc.	313	20,210
Liberty Expedia Holdings, Inc. Class A (b)	210	9,309
Liberty Interactive Corp. QVC Group Class A (b)	2,482	60,610
Liberty TripAdvisor Holdings, Inc. Class A (b)	168	1,583
Liberty Ventures Series A (b)	314	17,031

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Lockheed Martin Corp.	1,002	$321,692
LogMeIn, Inc.	213	24,388
Lowe’s Cos., Inc.	3,726	346,294
LyondellBasell Industries NV Class A	1,244	137,238
Macy’s, Inc. (a)	2,482	62,522
Mallinckrodt PLC (a) (b)	155	3,497
Marathon Oil Corp.	3,726	63,081
Marathon Petroleum Corp.	2,490	164,290
Marsh & McLennan Cos., Inc.	2,482	202,010
Mastercard, Inc. Class A	800	121,088
Mattel, Inc. (a)	3,477	53,476
McCormick & Co., Inc.	1,870	190,572
McDonald’s Corp.	1,244	214,117
McKesson Corp.	944	147,217
Medtronic PLC	5,150	415,862
Merck & Co., Inc.	4,977	280,056
MetLife, Inc.	3,726	188,387
Microsoft Corp.	13,664	1,168,819
Mondelez International, Inc. Class A	1,244	53,243
Monsanto Co.	1,244	145,274
Morgan Stanley	3,726	195,503
Mosaic Co.	1,244	31,921
National Oilwell Varco, Inc.	1,244	44,809
NetApp, Inc.	1,244	68,818
Newmont Mining Corp.	1,244	46,675
News Corp. Class A	756	12,255
NexPoint Residential Trust, Inc. REIT	5,000	139,700
NextEra Energy, Inc.	1,244	194,300
NIKE, Inc. Class B	4,158	260,083
Noble Corp. PLC (a) (b)	2,482	11,219
Noble Energy, Inc.	2,482	72,325
Norfolk Southern Corp.	1,244	180,256
Northrop Grumman Corp.	833	255,656
NOW, Inc. (b)	310	3,419
NVIDIA Corp.	800	154,800
O’Reilly Automotive, Inc. (b)	517	124,359
Occidental Petroleum Corp.	2,482	182,824
Oracle Corp.	8,689	410,816
Outfront Media, Inc. REIT	3	70
Parker-Hannifin Corp.	1,244	248,277
PayPal Holdings, Inc. (b)	3,726	274,308
PepsiCo, Inc.	2,482	297,641
Perrigo Co. PLC.	21	1,830
Pfizer, Inc.	12,269	444,383
PG&E Corp.	1,244	55,769
Philip Morris International, Inc.	2,482	262,223
Phillips 66	608	61,499
Pioneer Natural Resources Co.	844	145,885
PNC Financial Services Group, Inc.	1,244	179,497
PPL Corp.	3,726	115,320
Praxair, Inc.	1,244	192,422
Priceline Group, Inc. (b)	92	159,872
Procter & Gamble Co.	2,714	249,362
Prologis, Inc. REIT	3,726	240,364
Prudential Financial, Inc.	1,882	216,392
Public Service Enterprise Group, Inc.	2,482	127,823
Public Storage REIT	1,042	217,778
QUALCOMM, Inc.	3,726	238,539
Quality Care Properties, Inc. REIT (b)	744	10,275

Range Resources Corp. (a)	1,244	21,223
Raytheon Co.	1,244	233,685
Retail Opportunity Investments Corp. REIT	10,219	203,869
Ross Stores, Inc.	2,190	175,747
salesforce.com, Inc. (b)	2,566	262,322
Schlumberger, Ltd.	3,654	246,243
Seagate Technology PLC (a)	1,244	52,049
Shire PLC	717	37,827
Shire PLC ADR	92	14,271
Simon Property Group, Inc. REIT	1,244	213,645
Southern Co.	1,244	59,824
Southwestern Energy Co. (b)	1,244	6,942
Starbucks Corp.	4,962	284,968
State Street Corp .(g)	1,244	121,427
Synchrony Financial	1,387	53,552
Sysco Corp.	2,482	150,732
Tapestry, Inc.	1,244	55,022
Target Corp.	1,244	81,171
Tesla, Inc. (a) (b)	100	31,135
Texas Instruments, Inc.	3,726	389,143
Thermo Fisher Scientific, Inc.	1,879	356,784
Time Warner, Inc.	2,004	183,306
Time, Inc.	310	5,719
TJX Cos., Inc.	2,482	189,774
Transocean, Ltd.	885	9,427
Travelers Cos., Inc.	1,244	168,736
Twenty-First Century Fox, Inc. Class A	6,214	214,569
Tyson Foods, Inc. Class A	2,970	240,778
UMH Properties, Inc. REIT	7,100	105,790
Union Pacific Corp.	1,889	253,315
United Financial Bancorp, Inc.	10,408	183,597
United Parcel Service, Inc. Class B	1,244	148,223
United Technologies Corp.	1,244	158,697
UnitedHealth Group, Inc.	2,482	547,182
US Bancorp	3,726	199,639
Valero Energy Corp.	2,482	228,121
Vector Group, Ltd. (a)	8,194	183,382
Verizon Communications, Inc.	4,208	222,729
Viacom, Inc. Class B	1,244	38,328
Visa, Inc. Class A (a)	4,986	568,504
Wal-Mart Stores, Inc.	2,482	245,097
Walgreens Boots Alliance, Inc.	2,482	180,243
Walt Disney Co.	3,726	400,582
Washington Prime Group, Inc. REIT (a)	619	4,407
Waste Management, Inc.	2,482	214,197
Weatherford International PLC (b)	6,214	25,912
Wells Fargo & Co.	9,634	584,495
Western Digital Corp.	1,541	122,556
Williams Cos., Inc.	3,726	113,606
Yum China Holdings, Inc.	1,244	49,785
Yum! Brands, Inc.	1,244	101,523
Zoetis, Inc.	143	10,302

		48,595,590

TOTAL COMMON STOCKS (Cost $79,638,750)		93,830,594

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Transurban Group (expiring 01/24/18) (b) (h)	503	$—

SPAIN — 0.0% (d)
Repsol SA (expiring 1/10/18) (b)	1,795	817

TOTAL RIGHTS (Cost $822)		817

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (i) (j)	321,550	321,550
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	887,648	887,648

TOTAL SHORT-TERM INVESTMENTS (Cost $1,209,198)		1,209,198

TOTAL INVESTMENTS — 100.8% (Cost $80,848,770)		95,040,609
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(726,545)

NET ASSETS — 100.0%		$94,314,064

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)	Amount is less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.1% of net assets as of December 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $120,957 representing 0.1% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2017.
(k)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,305,543	$—	$—	$2,305,543
Austria	107,020	—	—	107,020
Belgium	306,887	—	—	306,887
Brazil	640,519	—	—	640,519
Canada	2,931,095	—	—	2,931,095
Chile	35,240	—	—	35,240
China	2,859,215	—	—	2,859,215
Colombia	10,312	—	—	10,312
Denmark	670,314	—	—	670,314
Finland	355,633	—	—	355,633
France	3,028,190	—	—	3,028,190
Germany	2,948,911	—	—	2,948,911
Hong Kong	1,322,086	—	—	1,322,086
Hungary	84,328	—	—	84,328
India	883,270	—	—	883,270
Indonesia	445,141	—	—	445,141
Ireland	240,987	—	—	240,987
Israel	317,037	—	—	317,037

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Italy	$650,956	$423	$—		$651,379
Japan	7,755,787	—	—		7,755,787
Luxembourg	44,639	—	—		44,639
Malaysia	89,304	—	—		89,304
Mexico	351,869	—	—		351,869
Netherlands	1,488,800	—	—		1,488,800
Norway	304,109	—	—		304,109
Peru	4,562	—	—		4,562
Philippines	26,982	—	—		26,982
Poland	37,886	—	—		37,886
Russia	278,936	—	—		278,936
Singapore	547,011	—	—		547,011
South Africa	783,353	—	—		783,353
South Korea	1,792,456	—	—		1,792,456
Spain	907,011	—	—		907,011
Sweden	952,878	—	—		952,878
Switzerland	2,667,125	—	—		2,667,125
Taiwan	1,271,477	—	—		1,271,477
Thailand	50,706	120,957	—		171,663
Turkey	134,495	—	—		134,495
United Kingdom	5,481,554	—	—		5,481,554
United States	48,595,590	—	—		48,595,590
Rights
Australia	—	—	0	(a)	—
Spain	817	—	—		817
Short-Term Investments	1,209,198	—	—		1,209,198

TOTAL INVESTMENTS	$94,919,229	$121,380	$0		$95,040,609

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	1,224	$118,852	$—	$—	$—	$2,575	1,224	$121,427	$522	$—
State Street Institutional U.S. Government Money Market Fund — Class G Shares	55,517	55,517	1,775,598	1,509,565	—	—	321,550	321,550	708	—
State Street Navigator Securities Lending Government Money Market Portfolio	985,141	985,141	3,034,355	3,131,848	—	—	887,648	887,648	3,370	—

TOTAL		$1,159,510	$4,809,953	$4,641,413	$—	$2,575		$1,330,625	$4,600	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc.	132	$41,535

AUSTRALIA — 2.1%
Amcor, Ltd.	2,314	27,909
AMP, Ltd.	12,549	50,941
APA Group	13,517	88,067
Aristocrat Leisure, Ltd.	2,627	48,697
Aurizon Holdings, Ltd.	2,081	8,073
Australia & New Zealand Banking Group, Ltd.	10,407	233,939
Bank of Queensland, Ltd.	3,609	35,906
Bendigo & Adelaide Bank, Ltd.	2,686	24,517
Brambles, Ltd.	9,258	72,918
Caltex Australia, Ltd.	450	11,984
Challenger, Ltd.	1,826	20,038
Coca-Cola Amatil, Ltd.	2,727	18,151
Cochlear, Ltd.	28	3,750
Commonwealth Bank of Australia	6,513	409,263
Computershare, Ltd.	2,957	37,699
Crown Resorts, Ltd.	1,018	10,367
CSL, Ltd.	1,456	160,914
Dexus REIT	3,575	27,263
Domino’s Pizza Enterprises, Ltd.	250	9,132
Flight Centre Travel Group, Ltd.	392	13,564
Fortescue Metals Group, Ltd.	25,419	97,022
Goodman Group REIT	8,221	54,141
GPT Group REIT	5,886	23,525
Harvey Norman Holdings, Ltd.	2,601	8,483
Healthscope, Ltd.	8,746	14,365
Insurance Australia Group, Ltd.	10,485	59,374
LendLease Group	2,334	29,848
Macquarie Group, Ltd.	1,430	111,434
Medibank Pvt, Ltd.	8,023	20,645
Mirvac Group REIT	13,939	25,621
National Australia Bank, Ltd.	10,652	246,361
Newcrest Mining, Ltd.	2,536	45,264
QBE Insurance Group, Ltd.	5,010	41,850
Ramsay Health Care, Ltd.	452	24,790
Scentre Group REIT	25,230	82,684
SEEK, Ltd.	1,309	19,463
Sonic Healthcare, Ltd.	1,078	19,275
Stockland REIT	10,895	38,176
Suncorp Group, Ltd.	7,265	78,757
Sydney Airport	12,894	71,099
Tabcorp Holdings, Ltd.	11,895	51,916
Telstra Corp., Ltd.	20,544	58,329
TPG Telecom, Ltd. (b)	1,620	8,325
Transurban Group	17,671	171,800
Treasury Wine Estates, Ltd.	3,569	44,552
Vicinity Centres REIT	5,532	11,769
Wesfarmers, Ltd.	2,947	102,388
Westfield Corp. REIT	8,119	60,264
Westpac Banking Corp.	12,098	296,648
Woolworths Group, Ltd.	1,846	39,417

		3,270,677

AUSTRIA — 0.1%
ANDRITZ AG	170	9,612
Erste Group Bank AG (c)	1,383	59,960

Raiffeisen Bank International AG (c)	1,020	36,989

		106,561

BELGIUM — 0.3%
Ageas.	491	24,005
Anheuser-Busch InBev SA	2,876	321,625
Colruyt SA	272	14,162
Groupe Bruxelles Lambert SA	277	29,933
Proximus SADP	442	14,516
UCB SA	340	27,019
Umicore SA	1,096	51,926

		483,186

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	1,918	41,179

BRAZIL — 0.9%
Ambev SA	21,590	138,505
B3 SA — Brasil Bolsa Balcao	8,144	55,929
Banco Bradesco SA	3,010	29,092
Banco Bradesco SA Preference Shares	11,953	121,977
Banco do Brasil SA	3,363	32,260
Banco Santander Brasil SA	900	8,650
BB Seguridade Participacoes SA	1,287	11,054
CCR SA	7,852	38,229
Cielo SA	5,722	40,572
Cosan SA Industria e Comercio	3,371	42,174
Embraer SA	3,087	18,613
Fibria Celulose SA	1,400	20,195
Hypermarcas SA	2,100	22,791
Itau Unibanco Holding SA Preference Shares	10,182	130,701
Itausa — Investimentos Itau SA Preference Shares	6,200	20,224
Klabin SA	4,913	26,068
Kroton Educacional SA	3,852	21,367
Localiza Rent a Car SA	5,700	37,907
Lojas Renner SA	2,500	26,748
Qualicorp SA	2,100	19,626
Raia Drogasil SA	500	13,837
Rumo SA (c)	5,500	21,505
Suzano Papel e Celulose SA	2,700	15,213
Telefonica Brasil SA Preference Shares	2,184	32,012
Tim Participacoes SA	1,607	6,347
Transmissora Alianca de Energia Eletrica SA	4,600	29,593
Ultrapar Participacoes SA	6,360	143,800
Vale SA	17,272	209,632
WEG SA	2,900	21,078

		1,355,699

CANADA — 3.3%
Agnico Eagle Mines, Ltd.	1,815	84,076
Alimentation Couche-Tard, Inc. Class B	1,823	95,431
Bank of Montreal	2,287	183,606
Bank of Nova Scotia	4,571	295,941
Barrick Gold Corp.	2,168	31,457
BCE, Inc.	1,773	85,441
BlackBerry, Ltd. (c)	3,437	38,513
Bombardier, Inc. Class B (c)	12,262	29,653
Brookfield Asset Management, Inc. Class A	3,327	145,300

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

CAE, Inc.	784	$14,611
Cameco Corp.	2,512	23,277
Canadian Imperial Bank of Commerce	1,733	169,489
Canadian National Railway Co.	2,216	183,318
Canadian Pacific Railway, Ltd.	127	23,279
Canadian Tire Corp., Ltd. Class A	260	34,011
CCL Industries, Inc. Class B	925	42,878
CGI Group, Inc. Class A (c)	524	28,564
CI Financial Corp.	1,200	28,512
Constellation Software, Inc.	55	33,450
Dollarama, Inc.	400	50,138
Element Fleet Management Corp.	2,500	18,955
Enbridge, Inc. (d)	2,043	80,158
Enbridge, Inc. (d)	4,681	183,074
Fairfax Financial Holdings, Ltd.	132	70,516
Finning International, Inc.	16	405
First Quantum Minerals, Ltd.	8,698	122,249
Franco-Nevada Corp.	1,423	114,094
George Weston, Ltd.	800	69,698
Goldcorp, Inc.	4,110	52,583
Great-West Lifeco, Inc.	524	14,679
Hydro One, Ltd. (e)	11,567	206,793
Intact Financial Corp.	300	25,138
Inter Pipeline, Ltd. (b)	3,344	69,471
Loblaw Cos., Ltd.	825	44,919
Lundin Mining Corp.	21,100	140,785
Magna International, Inc.	182	10,348
Manulife Financial Corp.	5,508	115,264
Metro, Inc.	600	19,274
National Bank of Canada	800	40,046
Open Text Corp.	520	18,556
Pembina Pipeline Corp.	8,163	296,499
Power Corp. of Canada	1,048	27,075
Power Financial Corp.	800	22,054
PrairieSky Royalty, Ltd.	12,087	309,277
Restaurant Brands International, Inc.	1,060	65,371
Rogers Communications, Inc. Class B	1,563	79,900
Royal Bank of Canada	5,372	440,110
Shaw Communications, Inc. Class B	1,408	32,240
Shopify, Inc. Class A (c)	200	20,290
SNC-Lavalin Group, Inc. (b)	1,598	72,761
Sun Life Financial, Inc.	1,687	69,852
TELUS Corp.	1,300	49,408
Toronto-Dominion Bank	6,917	406,590
Wheaton Precious Metals Corp.	5,812	128,908

		5,058,285

CHILE — 0.3%
Aguas Andinas SA Class A	83,447	55,280
Antofagasta PLC	16,766	227,936
Cencosud SA	10,492	30,998
SACI Falabella	3,062	30,543
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	936	55,626

		400,383

CHINA — 3.4%
58.com, Inc. ADR (c)	300	21,471
AAC Technologies Holdings, Inc.	2,500	44,581
Agricultural Bank of China, Ltd. Class H	150,000	69,845

Alibaba Group Holding, Ltd. ADR (c)	3,785	652,648
ANTA Sports Products, Ltd.	3,000	13,604
Baidu, Inc. ADR (c)	913	213,834
Bank of China, Ltd. Class H	341,000	167,505
Bank of Communications Co., Ltd. Class H	77,000	57,130
Beijing Capital International Airport Co., Ltd. Class H	22,000	33,152
Beijing Enterprises Water Group, Ltd. (c)	68,000	52,627
Brilliance China Automotive Holdings, Ltd.	12,000	32,083
Byd Co., Ltd. Class H	2,000	17,423
CGN Power Co., Ltd. Class H (e)	369,200	100,125
China Cinda Asset Management Co., Ltd. Class H	54,000	19,756
China CITIC Bank Corp., Ltd. Class H	68,000	42,623
China Construction Bank Corp. Class H	347,000	319,599
China Everbright Bank Co., Ltd. Class H	17,000	7,938
China Evergrande Group (c)	12,700	43,783
China Life Insurance Co., Ltd. Class H	34,000	106,776
China Mengniu Dairy Co., Ltd. (c)	6,000	17,845
China Merchants Bank Co., Ltd. Class H	19,500	77,578
China Merchants Port Holdings Co., Ltd.	26,598	69,580
China Minsheng Banking Corp., Ltd. Class H	40,000	40,065
China Mobile, Ltd.	17,000	172,342
China Oilfield Services, Ltd. Class H	34,000	33,098
China Overseas Land & Investment, Ltd.	6,000	19,303
China Pacific Insurance Group Co., Ltd. Class H	10,400	49,956
China Resources Beer Holdings Co., Ltd.	6,000	21,529
China Resources Gas Group, Ltd.	28,000	101,544
China Taiping Insurance Holdings Co., Ltd.	2,000	7,496
China Telecom Corp., Ltd. Class H	34,000	16,179
China Unicom Hong Kong, Ltd. (c)	22,000	29,719
China Vanke Co., Ltd. Class H	6,696	26,725
Chongqing Rural Commercial Bank Co., Ltd. Class H	26,000	18,359
CITIC Securities Co., Ltd. Class H	8,500	17,528
COSCO SHIPPING Ports, Ltd.	12,953	13,471
Country Garden Holdings Co., Ltd.	17,000	32,402
CSPC Pharmaceutical Group, Ltd.	12,000	24,223
Ctrip.com International, Ltd. ADR (c)	1,163	51,288
Geely Automobile Holdings, Ltd.	19,000	65,867
Great Wall Motor Co., Ltd. Class H	25,500	29,195
Guangdong Investment, Ltd.	26,000	34,790
Guangzhou Automobile Group Co., Ltd. Class H	12,000	28,429
Haitian International Holdings, Ltd.	4,000	12,025
Haitong Securities Co., Ltd. Class H	1,600	2,321
Huaneng Renewables Corp., Ltd. Class H	188,000	63,730
Huatai Securities Co., Ltd. Class H (e)	6,500	12,938
Industrial & Commercial Bank of China, Ltd. Class H	287,000	230,928
JD.com, Inc. ADR (c)	2,405	99,615
Jiangsu Expressway Co., Ltd. Class H	24,000	36,534
Lenovo Group, Ltd.	34,000	19,181
NetEase, Inc. ADR	271	93,514

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

New China Life Insurance Co., Ltd. Class H	3,200	$21,859
New Oriental Education & Technology Group, Inc. ADR	405	38,070
People’s Insurance Co. Group of China, Ltd. Class H	78,000	38,415
PICC Property & Casualty Co., Ltd. Class H	12,000	23,057
Ping An Insurance Group Co. of China, Ltd. Class H	19,500	202,925
Shanghai Electric Group Co., Ltd. Class H (c)	44,000	18,124
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	22,453
Shanghai Industrial Holdings, Ltd.	3,000	8,596
SINA Corp. (c)	164	16,451
Sunac China Holdings, Ltd. (b)	8,000	33,106
Sunny Optical Technology Group Co., Ltd.	2,000	25,559
TAL Education Group ADR	1,026	30,482
Tencent Holdings, Ltd.	19,184	996,342
Vipshop Holdings, Ltd. ADR (c)	1,407	16,490
Want Want China Holdings, Ltd.	17,000	14,244
Weibo Corp. ADR (c)	16	1,655
Yangzijiang Shipbuilding Holdings, Ltd.	34,000	37,399
Zhejiang Expressway Co., Ltd. Class H	24,000	26,372
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,000	13,010
ZTE Corp. Class H (c)	4,600	17,271

		5,187,680

COLOMBIA — 0.2%
Bancolombia SA	3,396	34,114
Bancolombia SA Preference Shares	2,562	25,684
Grupo Aval Acciones y Valores SA Preference Shares	171,816	74,264
Grupo de Inversiones Suramericana SA	6,331	85,488
Grupo de Inversiones Suramericana SA
Preference Shares	696	9,095
Interconexion Electrica SA ESP	26,273	125,005

		353,650

CZECH REPUBLIC — 0.0% (a)
Komercni banka A/S	477	20,529

DENMARK — 0.5%
Carlsberg A/S Class B	9	1,081
Chr Hansen Holding A/S	677	63,547
Coloplast A/S Class B	374	29,767
Danske Bank A/S	1,712	66,708
Genmab A/S (c)	153	25,391
ISS A/S	513	19,882
Novo Nordisk A/S Class B	6,352	342,679
Novozymes A/S Class B	1,759	100,569
Pandora A/S	425	46,301
TDC A/S	3,362	20,675
Vestas Wind Systems A/S	753	52,075

		768,675

FINLAND — 0.3%
Kone Oyj Class B	1,660	89,261
Metso Oyj	100	3,419
Neste Oyj	674	43,178

Nokia Oyj	24,332	113,774
Nokian Renkaat Oyj	493	22,378
Sampo Oyj Class A	1,689	92,889
Wartsila Oyj Abp	723	45,666

		410,565

FRANCE — 3.6%
Aeroports de Paris	579	110,199
Airbus SE	2,401	239,299
Alstom SA	1,174	48,784
Amundi SA (e)	358	30,371
Atos SE	332	48,378
AXA SA.	8,100	240,585
BNP Paribas SA	3,820	285,544
Bollore SA (d)	10,605	57,662
Bollore SA (c) (d)	60	328
Bureau Veritas SA	1,464	40,064
Capgemini SE	707	83,954
CNP Assurances	1,654	38,243
Credit Agricole SA	4,635	76,807
Danone SA	2,188	183,783
Dassault Aviation SA	17	26,495
Dassault Systemes SE	292	31,063
Edenred	1,821	52,873
Eiffage SA	370	40,582
Essilor International Cie Generale d’Optique SA	744	102,696
Eurazeo SA	530	49,005
Eutelsat Communications SA	1,018	23,586
Fonciere Des Regions REIT	419	47,536
Gecina SA REIT	325	60,061
Getlink SE	4,744	61,068
Hermes International	125	66,982
ICADE REIT	196	19,283
Iliad SA	175	41,975
Ingenico Group SA	194	20,735
Kering	293	138,271
Klepierre SA REIT	1,431	63,003
L’Oreal SA	1,336	296,710
Lagardere SCA	340	10,913
Legrand SA	1,385	106,755
LVMH Moet Hennessy Louis Vuitton SE	1,124	331,216
Natixis SA	4,073	32,260
Orange SA	8,254	143,468
Pernod Ricard SA	970	153,692
Peugeot SA	2,778	56,559
Publicis Groupe SA	734	49,931
Remy Cointreau SA	157	21,775
Renault SA	1,182	119,097
Rexel SA	2,366	42,957
Safran SA	1,630	168,152
Sanofi	4,287	369,872
Schneider Electric SE (c)	2,899	246,672
SCOR SE	776	31,258
Societe BIC SA	102	11,227
Societe Generale SA	2,855	147,588
Sodexo SA	502	67,544
Teleperformance	113	16,208
Thales SA	437	47,164
Ubisoft Entertainment SA (c)	223	17,175

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Unibail-Rodamco SE REIT	463	$116,754
Valeo SA	673	50,323
Vinci SA	2,781	284,352
Vivendi SA	5,191	139,752
Zodiac Aerospace	1,112	33,289

		5,441,878

GERMANY — 3.2%
adidas AG	708	142,105
Allianz SE	1,887	433,922
BASF SE	3,352	369,261
Bayer AG	2,484	310,210
Bayerische Motoren Werke AG	1,636	170,578
Bayerische Motoren Werke AG Preference Shares	630	56,465
Beiersdorf AG	528	62,071
Brenntag AG	1,132	71,731
Commerzbank AG (c)	2,569	38,576
Continental AG	272	73,505
Daimler AG	4,212	358,090
Deutsche Bank AG	9,178	174,958
Deutsche Boerse AG	607	70,556
Deutsche Post AG	1,935	92,361
Deutsche Telekom AG	11,989	212,995
Deutsche Wohnen SE	790	34,587
Drillisch AG	287	23,721
Fraport AG Frankfurt Airport Services Worldwide	476	52,505
Fresenius Medical Care AG & Co. KGaA	838	88,330
Fresenius SE & Co. KGaA	1,467	114,626
Fuchs Petrolub SE Preference Shares	747	39,692
GEA Group AG	595	28,586
Hannover Rueck SE	78	9,825
Henkel AG & Co. KGaA	601	72,168
Henkel AG & Co. KGaA Preference Shares	547	72,482
HUGO BOSS AG	279	23,767
Infineon Technologies AG	4,246	116,426
KION Group AG	220	19,015
Merck KGaA	510	54,964
MTU Aero Engines AG	235	42,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	886	192,302
ProSiebenSat.1 Media SE	645	22,233
SAP SE	3,694	414,521
Siemens AG	3,027	422,185
Symrise AG	1,081	92,967
Telefonica Deutschland Holding AG	9,319	46,842
United Internet AG	332	22,860
Volkswagen AG Preference Shares	733	146,507
Vonovia SE	1,303	64,761
Wirecard AG	397	44,368
Zalando SE (c) (e)	319	16,899

		4,916,682

GREECE — 0.0% (a)
Alpha Bank AE (c)	2,943	6,315
OPAP SA	1,717	21,649

		27,964

HONG KONG — 1.1%
AIA Group, Ltd.	44,000	375,142
BOC Hong Kong Holdings, Ltd.	5,500	27,861
China Gas Holdings, Ltd.	8,000	22,105
CK Asset Holdings, Ltd.	9,459	82,644
CK Hutchison Holdings, Ltd.	500	6,275
CK Infrastructure Holdings, Ltd.	2,000	17,180
Galaxy Entertainment Group, Ltd.	7,000	56,145
Hanergy Thin Film Power Group, Ltd. (c) (f)	24,000	—
Hang Lung Properties, Ltd.	11,000	26,876
Henderson Land Development Co., Ltd.	5,630	37,090
Hong Kong & China Gas Co., Ltd.	112,020	219,532
Hong Kong Exchanges & Clearing, Ltd.	2,874	88,162
Hongkong Land Holdings, Ltd.	6,800	47,872
Jardine Matheson Holdings, Ltd.	800	48,600
Kerry Properties, Ltd.	7,000	31,475
Kingston Financial Group, Ltd. (b)	22,000	21,107
Li & Fung, Ltd.	34,000	18,659
Link REIT	7,000	64,875
Melco Resorts & Entertainment, Ltd. ADR	1,409	40,917
MTR Corp., Ltd.	11,380	66,673
Power Assets Holdings, Ltd.	24,500	206,692
Sands China, Ltd.	11,200	57,810
Sino Land Co., Ltd.	6,237	11,042
Sun Hung Kai Properties, Ltd.	6,000	100,086
Swire Properties, Ltd.	6,800	21,921
Techtronic Industries Co., Ltd.	4,000	26,070
Wharf Holdings, Ltd.	5,000	17,269
Wheelock & Co., Ltd.	4,000	28,552

		1,768,632

HUNGARY — 0.0% (a)
OTP Bank PLC	1,274	52,867

INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.	5,918	37,611
Asian Paints, Ltd.	3,701	67,175
Axis Bank, Ltd.	4,683	41,377
Bajaj Auto, Ltd.	578	30,188
Bharat Petroleum Corp., Ltd.	10,860	88,085
Bharti Airtel, Ltd.	4,501	37,350
Bharti Infratel, Ltd.	3,012	17,873
Eicher Motors, Ltd.	52	24,719
Godrej Consumer Products, Ltd.	1,128	17,663
HCL Technologies, Ltd.	1,915	26,717
Hindustan Petroleum Corp., Ltd.	6,902	45,265
Hindustan Unilever, Ltd.	3,336	71,492
Housing Development Finance Corp., Ltd.	5,058	135,540
ICICI Bank, Ltd. ADR	4,895	47,628
Idea Cellular, Ltd. (c)	15,021	25,452
Infosys, Ltd. ADR (b)	8,224	133,393
ITC, Ltd.	17,927	73,938
Larsen & Toubro, Ltd. GDR	2,818	54,528
Lupin, Ltd.	329	4,562
Mahindra & Mahindra, Ltd. GDR	1,119	26,073
Maruti Suzuki India, Ltd.	421	64,175
Nestle India, Ltd.	195	24,046
Power Finance Corp., Ltd.	4,887	9,322
Reliance Industries, Ltd.	2,260	32,613

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Rural Electrification Corp., Ltd.	8,180	$19,961
State Bank of India GDR	929	45,242
Sun Pharmaceutical Industries, Ltd.	2,792	24,984
Tata Consultancy Services, Ltd.	1,849	78,250
Tata Motors, Ltd. (c)	2,808	18,999
Tata Motors, Ltd. Class A (c)	10,536	40,294
Tech Mahindra, Ltd.	2,866	22,633
Titan Co., Ltd.	1,844	24,792
United Spirits, Ltd. (c)	413	23,740
Wipro, Ltd. ADR	3,204	17,526
Yes Bank, Ltd.	4,203	20,752

		1,473,958

INDONESIA — 0.3%
Astra International Tbk PT	91,800	56,159
Bank Central Asia Tbk PT	36,500	58,916
Bank Mandiri Persero Tbk PT	68,000	40,096
Bank Rakyat Indonesia Persero Tbk PT	170,000	45,609
Gudang Garam Tbk PT	4,700	29,030
Hanjaya Mandala Sampoerna Tbk PT	159,000	55,432
Indofood CBP Sukses Makmur Tbk PT	15,600	10,233
Jasa Marga Persero Tbk PT	63,050	29,742
Telekomunikasi Indonesia Persero Tbk PT	248,900	81,453
Unilever Indonesia Tbk PT	8,500	35,021

		441,691

IRELAND — 0.2%
AIB Group PLC	4,628	30,565
Experian PLC	5,134	113,620
James Hardie Industries PLC	1,323	23,407
Kerry Group PLC Class A	537	60,292
Paddy Power Betfair PLC	286	34,068
XL Group, Ltd.	1,187	41,735

		303,687

ISRAEL — 0.1%
Bank Leumi Le-Israel BM	2,181	13,174
Bezeq The Israeli Telecommunication Corp., Ltd.	5,345	8,099
Check Point Software Technologies, Ltd. (c)	528	54,711
Elbit Systems, Ltd.	88	11,787
Frutarom Industries, Ltd.	654	61,507
Teva Pharmaceutical Industries, Ltd.	3,531	66,772

		216,050

ITALY — 0.7%
Assicurazioni Generali SpA	6,502	118,676
Atlantia SpA	3,522	111,313
Davide Campari-Milano SpA	2,841	21,987
Ferrari NV	783	82,223
Intesa Sanpaolo SpA	53,695	178,601
Leonardo SpA	1,722	20,512
Luxottica Group SpA	759	46,619
Mediobanca SpA	2,469	28,047
Poste Italiane SpA (e)	3,413	25,717
Snam SpA.	11,356	55,636
Telecom Italia SpA/Milano Savings Shares	132,070	94,519
Terna Rete Elettrica Nazionale SpA	15,163	88,198
UniCredit SpA (c)	7,276	136,123

UnipolSai Assicurazioni SpA	12,711	29,718

		1,037,889

JAPAN — 8.0%
Aisin Seiki Co., Ltd.	300	16,857
Alfresa Holdings Corp.	600	14,099
Alps Electric Co., Ltd.	500	14,292
Amada Holdings Co., Ltd.	900	12,256
Asahi Group Holdings, Ltd.	1,300	64,509
Asics Corp.	400	6,377
Astellas Pharma, Inc.	8,200	104,602
Bandai Namco Holdings, Inc.	400	13,085
Bank of Kyoto, Ltd.	200	10,422
Benesse Holdings, Inc.	600	21,172
Bridgestone Corp.	800	37,198
Brother Industries, Ltd.	500	12,339
Canon, Inc.	4,800	178,961
Casio Computer Co., Ltd.	1,100	15,829
Central Japan Railway Co.	800	143,311
Chiba Bank, Ltd.	3,000	24,980
Chugai Pharmaceutical Co., Ltd.	600	30,732
Coca-Cola Bottlers Japan, Inc.	600	21,917
Concordia Financial Group, Ltd.	5,600	33,804
Dai-ichi Life Holdings, Inc.	3,300	68,080
Daifuku Co., Ltd.	400	21,802
Daiichi Sankyo Co., Ltd.	1,700	44,322
Daikin Industries, Ltd.	1,200	142,051
Daito Trust Construction Co., Ltd.	200	40,790
Daiwa House Industry Co., Ltd.	2,600	99,869
Daiwa Securities Group, Inc.	11,000	69,027
DeNA Co., Ltd.	200	4,124
Denso Corp.	2,000	120,071
Dentsu, Inc.	1,200	50,865
East Japan Railway Co.	1,100	107,363
Eisai Co., Ltd.	1,100	62,651
FANUC Corp.	700	168,149
Fast Retailing Co., Ltd.	200	79,734
FUJIFILM Holdings Corp.	600	24,527
Fujitsu, Ltd.	5,000	35,628
Fukuoka Financial Group, Inc.	3,000	16,857
Hachijuni Bank, Ltd.	3,100	17,805
Hankyu Hanshin Holdings, Inc.	400	16,085
Hitachi Chemical Co., Ltd.	400	10,276
Hitachi, Ltd.	13,000	101,311
Honda Motor Co., Ltd.	5,600	191,986
Hoshizaki Corp.	200	17,736
Hoya Corp.	1,400	69,944
IHI Corp.	500	16,644
Iida Group Holdings Co., Ltd.	200	3,773
Isetan Mitsukoshi Holdings, Ltd.	1,900	23,562
Isuzu Motors, Ltd.	3,100	51,928
ITOCHU Corp.	7,200	134,413
Japan Airport Terminal Co., Ltd.	300	11,132
Japan Exchange Group, Inc.	300	5,222
Japan Post Bank Co., Ltd.	3,700	48,184
Japan Post Holdings Co., Ltd.	6,332	72,623
Japan Real Estate Investment Corp. REIT	3	14,248
Japan Tobacco, Inc.	4,700	151,493
JGC Corp.	1,400	27,080
Kajima Corp.	6,000	57,736

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Kamigumi Co., Ltd.	2,000	$44,261
Kansai Paint Co., Ltd.	2,800	72,778
Kao Corp.	1,400	94,688
KDDI Corp.	6,600	164,312
Keikyu Corp.	1,000	19,219
Keio Corp.	400	17,594
Keisei Electric Railway Co., Ltd.	1,000	32,135
Keyence Corp.	300	168,096
Kikkoman Corp.	400	16,192
Kirin Holdings Co., Ltd.	1,700	42,866
Koito Manufacturing Co., Ltd.	600	42,184
Komatsu, Ltd.	3,000	108,602
Konami Holdings Corp.	300	16,511
Kose Corp.	100	15,615
Kubota Corp.	3,600	70,610
Kyocera Corp.	1,000	65,450
Lawson, Inc.	700	46,542
Lion Corp.	100	1,895
M3, Inc.	500	17,599
Mabuchi Motor Co., Ltd.	200	10,848
Makita Corp.	800	33,626
Marubeni Corp.	58,100	420,909
Marui Group Co., Ltd.	500	9,157
Mazda Motor Corp.	1,700	22,810
Mebuki Financial Group, Inc.	6,200	26,253
Medipal Holdings Corp.	1,300	25,469
MINEBEA MITSUMI, Inc.	800	16,781
MISUMI Group, Inc.	1,200	34,940
Mitsubishi Corp.	11,200	309,504
Mitsubishi Electric Corp.	7,000	116,294
Mitsubishi Estate Co., Ltd.	5,000	86,995
Mitsubishi Heavy Industries, Ltd.	1,100	41,110
Mitsubishi Motors Corp.	1,700	12,284
Mitsubishi Tanabe Pharma Corp.	500	10,351
Mitsubishi UFJ Financial Group, Inc.	44,400	325,718
Mitsui & Co., Ltd.	37,600	611,480
Mitsui Fudosan Co., Ltd.	3,800	85,175
Mizuho Financial Group, Inc.	101,800	184,894
MS&AD Insurance Group Holdings, Inc.	1,800	60,943
Murata Manufacturing Co., Ltd.	500	67,110
Nabtesco Corp.	400	15,340
NEC Corp.	600	16,192
Nexon Co., Ltd. (c)	600	17,470
NGK Spark Plug Co., Ltd.	600	14,589
Nidec Corp.	900	126,312
Nikon Corp.	1,700	34,257
Nintendo Co., Ltd.	400	146,258
Nippon Building Fund, Inc. REIT	3	14,674
Nippon Paint Holdings Co., Ltd. (b)	1,600	50,635
Nippon Telegraph & Telephone Corp.	2,600	122,349
Nissan Chemical Industries, Ltd.	400	15,961
Nissan Motor Co., Ltd.	6,400	63,830
Nitori Holdings Co., Ltd.	300	42,783
Nitto Denko Corp.	700	62,201
Nomura Holdings, Inc.	17,000	100,370
Nomura Real Estate Holdings, Inc.	1,200	26,908
Nomura Research Institute, Ltd.	800	37,213
NTT Data Corp.	1,500	17,830
NTT DOCOMO, Inc.	6,000	141,731

Obayashi Corp.	3,700	44,801
Odakyu Electric Railway Co., Ltd.	1,400	29,951
Olympus Corp.	1,200	46,019
Omron Corp.	500	29,827
Ono Pharmaceutical Co., Ltd.	1,400	32,636
Oriental Land Co., Ltd.	1,100	100,284
ORIX Corp.	4,800	81,150
Otsuka Holdings Co., Ltd.	900	39,531
Panasonic Corp.	6,800	99,570
Rakuten, Inc.	5,500	50,411
Recruit Holdings Co., Ltd.	4,500	111,851
Renesas Electronics Corp. (c)	2,600	30,304
Resona Holdings, Inc.	11,900	71,104
Rohm Co., Ltd.	300	33,236
Ryohin Keikaku Co., Ltd.	100	31,158
SBI Holdings, Inc.	1,700	35,554
Secom Co., Ltd.	1,500	113,276
Sekisui House, Ltd.	3,400	61,435
Seven & i Holdings Co., Ltd.	2,300	95,614
Seven Bank, Ltd.	5,300	18,161
Sharp Corp. (c)	700	24,048
Shimano, Inc.	200	28,140
Shimizu Corp.	5,600	57,864
Shin-Etsu Chemical Co., Ltd.	1,700	172,792
Shinsei Bank, Ltd.	600	10,381
Shionogi & Co., Ltd.	800	43,299
Shiseido Co., Ltd.	1,200	58,013
Shizuoka Bank, Ltd.	2,000	20,666
SMC Corp.	200	82,343
SoftBank Group Corp.	3,100	245,468
Sohgo Security Services Co., Ltd.	200	10,883
Sompo Holdings, Inc.	1,700	65,857
Sony Corp.	4,700	212,074
Start Today Co., Ltd.	500	15,202
Subaru Corp.	2,600	82,697
Sumitomo Corp.	4,000	67,998
Sumitomo Heavy Industries, Ltd.	300	12,703
Sumitomo Metal Mining Co., Ltd.	1,400	64,351
Sumitomo Mitsui Financial Group, Inc.	5,900	254,960
Sumitomo Mitsui Trust Holdings, Inc.	1,700	67,502
Sumitomo Realty & Development Co., Ltd.	1,000	32,872
Suntory Beverage & Food, Ltd.	300	13,342
Suzuki Motor Corp.	1,700	98,604
Sysmex Corp.	500	39,370
T&D Holdings, Inc.	1,100	18,817
Taisei Corp.	1,300	64,740
Takeda Pharmaceutical Co., Ltd.	3,000	170,466
Terumo Corp.	1,100	52,144
Toho Gas Co., Ltd.	3,200	87,776
Tokio Marine Holdings, Inc.	3,000	136,911
Tokyo Electron, Ltd.	600	108,655
Tokyu Corp.	1,800	28,730
Toshiba Corp. (c)	7,000	19,698
TOTO, Ltd.	800	47,226
Toyota Industries Corp. (b)	800	51,416
Toyota Motor Corp.	9,700	621,093
Toyota Tsusho Corp.	2,500	100,644
Trend Micro, Inc.	200	11,345
Unicharm Corp.	1,000	26,005

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

USS Co., Ltd.	1,000	$21,181
Yahoo! Japan Corp.	5,100	23,406
Yakult Honsha Co., Ltd.	300	22,636
Yamaha Corp.	300	11,079
Yamaha Motor Co., Ltd.	600	19,680
Yamato Holdings Co., Ltd.	200	4,026
Yaskawa Electric Corp.	500	22,037

		12,219,549

LUXEMBOURG — 0.0% (a)
Millicom International Cellular SA SDR	188	12,721
SES SA	1,540	24,059
Tenaris SA	2,506	39,601

		76,381

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	6,800	20,572

MALAYSIA — 0.3%
AMMB Holdings Bhd	23,300	25,390
Astro Malaysia Holdings Bhd	38,500	25,210
Axiata Group Bhd	16,200	21,976
British American Tobacco Malaysia Bhd	900	8,896
CIMB Group Holdings Bhd	21,820	35,261
Dialog Group Bhd	67,300	41,740
Gamuda Bhd	23,100	28,311
IHH Healthcare Bhd	12,900	18,679
IOI Properties Group Bhd	8,712	3,983
Malayan Banking Bhd	23,144	56,044
Maxis Bhd	11,000	16,336
Petronas Chemicals Group Bhd	200	381
Petronas Dagangan Bhd	17,900	107,303
PPB Group Bhd	11,100	47,285
Sapura Energy Bhd	1,000	175
Telekom Malaysia Bhd	13,400	20,860
Westports Holdings Bhd	65,162	59,575

		517,405

MEXICO — 0.4%
America Movil SAB de CV Series L	78,072	67,635
Arca Continental SAB de CV	3,200	22,232
Coca-Cola Femsa SAB de CV Series L	1,687	11,808
Fibra Uno Administracion SA de CV REIT	22,096	32,909
Fomento Economico Mexicano SAB de CV	6,730	63,618
Fresnillo PLC	3,196	61,781
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,687	17,425
Grupo Aeroportuario del Sureste SAB de CV Class B	3,014	55,159
Grupo Financiero Banorte SAB de CV Series O	9,862	54,352
Grupo Financiero Inbursa SAB de CV Series O	13,000	21,342
Grupo Financiero Santander Mexico SAB de CV Class B	14,700	21,585
Grupo Mexico SAB de CV Series B	3,743	12,418
Grupo Televisa SAB Series CPO	6,730	25,309
Promotora y Operadora de Infraestructura SAB de CV	4,364	43,414
Wal-Mart de Mexico SAB de CV	23,537	57,972

		568,959

NETHERLANDS — 0.8%
ABN AMRO Group NV (e)	833	26,907
Aegon NV	5,830	37,208
AerCap Holdings NV (c)	882	46,402
Altice NV Class A (c)	1,214	12,750
ASML Holding NV	1,309	228,154
Heineken NV	647	67,537
ING Groep NV	10,199	187,685
Koninklijke Ahold Delhaize NV	2,107	46,389
Koninklijke DSM NV	1,050	100,451
Koninklijke KPN NV	10,916	38,118
Koninklijke Philips NV	3,836	145,282
Koninklijke Vopak NV	219	9,617
NN Group NV	1,683	72,997
NXP Semiconductors NV (c)	1,038	121,539
Randstad Holding NV	782	48,116
Royal Dutch Shell PLC Class A	2	67
Wolters Kluwer NV	1,018	53,151

		1,242,370

NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	47,457	98,723

NORWAY — 0.3%
DNB ASA	6,309	117,320
Gjensidige Forsikring ASA	3,195	60,507
Marine Harvest ASA (c)	4,395	74,689
Orkla ASA	8,052	85,695
Schibsted ASA Class B	877	23,374
Telenor ASA	5,682	122,193

		483,778

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	260	3,661
Southern Copper Corp. (b)	3,484	165,316

		168,977

PHILIPPINES — 0.1%
International Container Terminal Services, Inc.	3,400	7,185
PLDT, Inc.	425	12,600
SM Investments Corp.	1,970	39,069
SM Prime Holdings, Inc.	32,300	24,264
Universal Robina Corp.	2,040	6,171

		89,289

POLAND — 0.1%
Bank Pekao SA	1,113	41,480
Bank Zachodni WBK SA	136	15,509
CCC SA	182	14,927
Cyfrowy Polsat SA	1,224	8,757
LPP SA	12	30,770
mBank SA (c)	68	9,100
Powszechna Kasa Oszczednosci Bank Polski SA (c)	4,444	56,669
Powszechny Zaklad Ubezpieczen SA	3,655	44,346

		221,558

PORTUGAL — 0.1%
Galp Energia SGPS SA	8,029	147,752

QATAR — 0.1%
Barwa Real Estate Co.	5,815	51,732

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Commercial Bank PQSC (c)	2,179	$17,351
Ezdan Holding Group QSC	6,804	22,960
Qatar National Bank QPSC	522	18,201

		110,244

ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,449	24,997

RUSSIA — 0.3%
Magnit PJSC GDR	1,985	54,290
Mobile TeleSystems PJSC ADR	5,044	51,398
Moscow Exchange MICEX-RTS PJSC	30,397	57,340
Sberbank of Russia PJSC ADR	14,693	248,752
VTB Bank PJSC GDR	20,690	37,863

		449,643

SINGAPORE — 0.7%
Broadcom, Ltd.	1,524	391,516
City Developments, Ltd.	1,832	17,122
DBS Group Holdings, Ltd.	6,549	121,777
Genting Singapore PLC	34,000	33,328
Global Logistic Properties, Ltd.	9,300	23,452
Hutchison Port Holdings Trust	78,000	32,370
Jardine Cycle & Carriage, Ltd.	784	23,859
Oversea-Chinese Banking Corp., Ltd.	9,708	90,005
SATS, Ltd.	6,200	24,125
Singapore Press Holdings, Ltd.	13,100	25,976
Singapore Technologies Engineering, Ltd.	9,000	21,954
Singapore Telecommunications, Ltd.	44,129	117,884
United Overseas Bank, Ltd.	3,554	70,341
UOL Group, Ltd.	2,892	19,195

		1,012,904

SOUTH AFRICA — 0.9%
Aspen Pharmacare Holdings, Ltd.	1,579	35,394
Barclays Africa Group, Ltd.	3,455	50,790
Bid Corp., Ltd.	1,657	40,286
Brait SE (c)	9,239	31,090
Discovery, Ltd.	1,173	17,623
FirstRand, Ltd.	17,502	95,074
Fortress REIT, Ltd. Class A REIT	22,317	33,457
Growthpoint Properties, Ltd. REIT	31,817	71,087
Hyprop Investments, Ltd.	2,053	19,452
Investec PLC	5,644	40,847
Investec, Ltd.	1,825	13,226
Liberty Holdings, Ltd.	2,205	22,162
Mediclinic International PLC	1,509	13,258
MMI Holdings, Ltd.	15,027	25,490
Mr. Price Group, Ltd.	1,788	35,366
MTN Group, Ltd.	6,994	77,171
Naspers, Ltd. Class N	1,534	427,612
Nedbank Group, Ltd.	1,241	25,672
Redefine Properties, Ltd. REIT	52,463	45,344
Resilient REIT, Ltd. REIT	1,877	22,918
RMB Holdings, Ltd.	6,790	43,422
Sanlam, Ltd.	10,773	75,707
SPAR Group, Ltd.	1,590	26,114
Standard Bank Group, Ltd.	5,561	87,889
Steinhoff International Holdings NV	15,597	5,858
Truworths International, Ltd.	1,673	12,766
Vodacom Group, Ltd.	2,418	28,454

		1,423,529

SOUTH KOREA — 1.7%
Amorepacific Corp.	147	41,812
Amorepacific Corp. Preference Shares	52	8,063
AMOREPACIFIC Group	130	17,122
BNK Financial Group, Inc.	2,348	20,661
Celltrion, Inc. (c)	293	60,513
Coway Co., Ltd.	130	11,864
Daelim Industrial Co., Ltd.	492	37,869
Daewoo Engineering & Construction Co., Ltd. (c)	4,883	27,002
Dongsuh Cos., Inc.	900	24,464
Hana Financial Group, Inc.	916	42,611
Hanssem Co., Ltd.	40	6,726
Hanwha Corp.	371	14,382
Hanwha Life Insurance Co., Ltd.	897	5,790
Hotel Shilla Co., Ltd.	202	16,020
Hyundai Engineering & Construction Co., Ltd.	910	30,856
Hyundai Glovis Co., Ltd.	352	44,717
Hyundai Heavy Industries Co., Ltd. (c)	577	54,167
Hyundai Mobis Co., Ltd.	299	73,455
Hyundai Motor Co.	228	33,224
Hyundai Motor Co. Preference Shares (d)	395	37,635
Hyundai Motor Co. Preference Shares (d)	404	35,360
Hyundai Robotics Co., Ltd. (c)	42	14,947
Industrial Bank of Korea (c)	897	13,783
Kakao Corp.	194	24,826
Kangwon Land, Inc.	840	27,306
KB Financial Group, Inc.	1,125	66,625
KEPCO Plant Service & Engineering Co., Ltd.	174	6,599
Kia Motors Corp.	827	25,879
Korea Aerospace Industries, Ltd.	570	25,264
Korea Gas Corp. (c)	1,437	57,115
Korea Zinc Co., Ltd.	37	17,039
KT&G Corp.	758	81,779
LG Electronics, Inc.	398	39,408
LG Household & Health Care, Ltd.	34	37,762
LG Household & Health Care, Ltd. Preference Shares	13	8,476
Mirae Asset Daewoo Co., Ltd.	2,070	17,770
NAVER Corp.	102	82,892
NCSoft Corp.	52	21,736
Orion Corp. (c)	85	8,297
S-1 Corp.	104	10,395
Samsung Biologics Co., Ltd. (c) (e)	77	26,684
Samsung C&T Corp.	370	43,548
Samsung Card Co., Ltd.	156	5,770
Samsung Electronics Co., Ltd.	324	771,148
Samsung Electronics Co., Ltd. Preference Shares	65	126,897
Samsung Fire & Marine Insurance Co., Ltd.	119	29,679
Samsung Life Insurance Co., Ltd.	255	29,655
Samsung SDI Co., Ltd.	91	17,383
Samsung SDS Co., Ltd.	101	18,869
Samsung Securities Co., Ltd.	206	7,043
Shinhan Financial Group Co., Ltd.	1,079	49,790
SillaJen, Inc. (c)	202	17,642

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

SK Holdings Co., Ltd.	223	$58,950
SK Hynix, Inc.	1,902	135,914
SK Telecom Co., Ltd.	65	16,211
Woori Bank	1,417	20,847

		2,608,241

SPAIN — 1.2%
Abertis Infraestructuras SA	5,853	130,375
Aena SME SA (e)	495	100,453
Amadeus IT Group SA	1,476	106,538
Banco Bilbao Vizcaya Argentaria SA	23,768	202,981
Banco de Sabadell SA	13,364	26,575
Banco Santander SA	55,415	364,585
Bankia SA	1,370	6,559
CaixaBank SA	5,160	24,097
Enagas SA	2,589	74,209
Ferrovial SA	3,310	75,220
Industria de Diseno Textil SA	5,403	188,442
Mapfre SA	7,399	23,793
Red Electrica Corp. SA	10,370	232,982
Siemens Gamesa Renewable Energy SA	2,650	36,372
Telefonica SA	21,559	210,340

		1,803,521

SWEDEN — 1.0%
Alfa Laval AB	1,343	31,789
Assa Abloy AB Class B	5,247	109,202
Atlas Copco AB Class A	1,202	52,000
Atlas Copco AB Class B	3,011	115,696
Autoliv, Inc. (b)	272	34,566
Boliden AB	5,404	185,205
Electrolux AB Series B	659	21,273
Hennes & Mauritz AB Class B (b)	3,769	77,935
Hexagon AB Class B	731	36,686
Industrivarden AB Class C	2,294	56,737
Investor AB Class B	2,991	136,664
Kinnevik AB Class B	1,507	51,040
Nordea Bank AB	9,165	111,155
Sandvik AB	4,521	79,349
Skandinaviska Enskilda Banken AB Class A	1,465	17,231
Skanska AB Class B	1,832	38,038
Svenska Handelsbanken AB Class A	233	3,193
Swedbank AB Class A	1,120	27,071
Tele2 AB Class B	1,277	15,722
Telefonaktiebolaget LM Ericsson Class B	12,710	83,595
Telia Co. AB	11,749	52,449
Volvo AB Class B	6,926	129,172

		1,465,768

SWITZERLAND — 2.7%
ABB, Ltd.	5,259	140,960
Adecco Group AG (c)	782	59,824
Chocoladefabriken Lindt & Spruengli AG	3	18,317
Cie Financiere Richemont SA	1,873	169,714
Credit Suisse Group AG (c)	8,342	148,949
EMS-Chemie Holding AG	52	34,711
Ferguson PLC	1,134	81,763
Geberit AG	119	52,399
Givaudan SA	66	152,521
Kuehne + Nagel International AG	384	67,973

Lonza Group AG (c)	124	33,504
Nestle SA	10,933	940,160
Novartis AG	7,418	627,238
Roche Holding AG	2,349	594,180
SGS SA	3	7,822
Sika AG	16	127,081
STMicroelectronics NV	2,177	47,590
Swatch Group AG	706	53,973
Swiss Life Holding AG (c)	48	16,993
Swiss Re AG	1,371	128,377
Swisscom AG	87	46,290
TE Connectivity, Ltd.	1,406	133,626
UBS Group AG (c)	11,924	219,514
Vifor Pharma AG	131	16,790
Zurich Insurance Group AG	561	170,747

		4,091,016

TAIWAN — 1.3%
Acer, Inc. (c)	35,000	28,404
Advantech Co., Ltd.	2,199	15,555
Asia Pacific Telecom Co., Ltd. (c)	105,000	35,213
Asustek Computer, Inc.	6,000	56,354
Catcher Technology Co., Ltd.	3,000	33,066
Cathay Financial Holding Co., Ltd.	49,000	88,092
Cheng Shin Rubber Industry Co., Ltd.	12,000	21,170
China Development Financial Holding Corp.	52,000	17,736
China Life Insurance Co., Ltd.	19,620	19,746
Chunghwa Telecom Co., Ltd.	23,000	81,926
CTBC Financial Holding Co., Ltd.	55,359	38,136
Delta Electronics, Inc.	6,000	28,933
Eclat Textile Co., Ltd.	1,020	10,197
Fubon Financial Holding Co., Ltd.	27,000	46,000
Hiwin Technologies Corp.	2,040	22,074
Hon Hai Precision Industry Co., Ltd.	57,820	184,971
Hotai Motor Co., Ltd.	1,000	11,896
HTC Corp. (c)	9,000	22,108
Macronix International (c)	12,000	17,823
MediaTek, Inc.	8,000	79,036
Mega Financial Holding Co., Ltd.	49,922	40,346
Novatek Microelectronics Corp.	4,000	15,256
President Chain Store Corp.	5,000	47,717
Quanta Computer, Inc.	6,000	12,480
Ruentex Industries, Ltd. (c)	13,000	22,105
Shin Kong Financial Holding Co., Ltd.	100,469	35,450
SinoPac Financial Holdings Co., Ltd.	49,000	15,923
Synnex Technology International Corp.	22,000	29,978
Taishin Financial Holding Co., Ltd.	52,000	24,202
Taiwan Mobile Co., Ltd.	7,000	25,287
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	678,663
Teco Electric and Machinery Co., Ltd.	7,000	6,704
Uni-President Enterprises Corp.	40,000	88,714
Win Semiconductors Corp.	2,000	19,020
WPG Holdings, Ltd.	6,000	7,944
Yuanta Financial Holding Co., Ltd.	143,573	66,580

		1,994,805

THAILAND — 0.2%
Advanced Info Service PCL (g)	3,400	19,926

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Airports of Thailand PCL (g)	44,900	$93,685
Bangkok Bank PCL NVDR	1,000	6,198
Bangkok Expressway & Metro PCL NVDR	85,000	20,083
BTS Group Holdings PCL (g)	43,000	10,951
CP ALL PCL (g)	21,500	50,798
Energy Absolute PCL (g)	12,738	20,520
Kasikornbank PCL (g)	3,400	24,934
Kasikornbank PCL NVDR	400	2,848
Minor International PCL NVDR	16,200	21,748
Siam Commercial Bank PCL (g)	6,800	31,298

		302,989

TURKEY — 0.1%
Akbank Turk AS	9,781	25,410
BIM Birlesik Magazalar A/S	1,415	29,146
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (c)	29,727	22,031
TAV Havalimanlari Holding A/S	1,020	6,042
Turkcell Iletisim Hizmetleri A/S	102	416
Turkiye Garanti Bankasi A/S	9,554	27,012
Turkiye Halk Bankasi A/S	2,030	5,772
Turkiye Is Bankasi Class C	16,543	30,411
Yapi ve Kredi Bankasi A/S (c)	20,108	23,016

		169,256

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	3,884
DP World, Ltd.	644	16,100
Emaar Properties PJSC	15,328	28,963
Emirates Telecommunications Group Co. PJSC	6,597	31,433
First Abu Dhabi Bank PJSC	1,353	3,776

		84,156

UNITED KINGDOM — 5.7%
3i Group PLC	6,766	83,610
Ashtead Group PLC	1,699	45,783
Associated British Foods PLC	617	23,537
AstraZeneca PLC	4,407	305,292
Auto Trader Group PLC (e)	3,126	14,919
Aviva PLC	19,325	132,409
Babcock International Group PLC	537	5,125
BAE Systems PLC	9,258	71,761
Barclays PLC	58,877	161,761
Barratt Developments PLC	5,176	45,337
Berkeley Group Holdings PLC	657	37,301
British American Tobacco PLC	6,536	443,670
British American Tobacco PLC ADR	2,066	138,401
British Land Co. PLC REIT	9,050	84,656
BT Group PLC	36,952	135,814
Bunzl PLC	1,557	43,641
Burberry Group PLC	1,873	45,404
Capita PLC	3,097	16,796
CNH Industrial NV	3,424	45,926
Cobham PLC (c)	9,045	15,454
Coca-Cola European Partners PLC	333	13,270
Compass Group PLC	7,954	172,156
ConvaTec Group PLC (e)	8,998	25,014
Croda International PLC	664	39,737
DCC PLC	353	35,647

Diageo PLC	10,500	387,055
Direct Line Insurance Group PLC	4,516	23,318
Fiat Chrysler Automobiles NV (c)	3,027	54,195
GlaxoSmithKline PLC	17,742	317,406
Hammerson PLC REIT	6,021	44,553
Hargreaves Lansdown PLC	561	13,675
HSBC Holdings PLC	73,549	763,015
IMI PLC	2,014	36,317
Imperial Brands PLC	4,937	211,442
Intertek Group PLC	717	50,339
ITV PLC	13,129	29,393
John Wood Group PLC	10,783	94,814
Johnson Matthey PLC	1,695	70,507
Kingfisher PLC	8,193	37,428
Land Securities Group PLC REIT	6,549	89,300
Legal & General Group PLC	23,253	85,968
Liberty Global PLC Class A (c)	1,715	61,466
Liberty Global PLC Series C (c)	583	19,729
Lloyds Banking Group PLC	277,973	255,925
London Stock Exchange Group PLC	867	44,486
Marks & Spencer Group PLC	6,628	28,225
Meggitt PLC	5,804	37,859
Merlin Entertainments PLC (e)	3,755	18,434
Micro Focus International PLC ADR (c)	1,420	47,698
National Grid PLC	7,057	83,540
Next PLC	597	36,543
Old Mutual PLC	17,154	53,766
Pearson PLC	5,667	56,422
Pentair PLC	733	51,764
Persimmon PLC	1,477	54,706
Prudential PLC	9,353	241,089
Randgold Resources, Ltd.	573	57,437
Reckitt Benckiser Group PLC	2,741	256,549
RELX NV	4,419	101,696
RELX PLC	5,448	128,160
Rolls-Royce Holdings PLC (c)	7,733	88,603
Royal Bank of Scotland Group PLC (c)	11,652	43,819
Royal Mail PLC	2,656	16,258
RSA Insurance Group PLC	2,894	24,761
Sage Group PLC	4,101	44,270
Schroders PLC	953	45,327
Segro PLC REIT	6,088	48,343
Severn Trent PLC	4,453	130,234
Sky PLC (c)	5,410	74,062
Smith & Nephew PLC	3,575	62,289
Smiths Group PLC	1,398	28,178
St James’s Place PLC	1,340	22,223
Standard Chartered PLC (c)	12,814	135,224
Standard Life Aberdeen PLC	14,942	88,249
Taylor Wimpey PLC	13,813	38,567
TechnipFMC PLC (d)	3,708	115,099
TechnipFMC PLC (d)	3,149	98,595
Tesco PLC	13,010	36,826
Travis Perkins PLC	1,602	33,959
Unilever NV	5,264	296,803
Unilever PLC	4,651	259,562
United Utilities Group PLC	18,697	209,800
Vodafone Group PLC	122,281	388,727
Weir Group PLC	1,347	38,684
Whitbread PLC	884	47,833

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Worldpay Group PLC (e)	9,246	$53,282
WPP PLC	5,536	100,425

		8,696,642

UNITED STATES — 51.9%
3M Co.	2,051	482,744
Abbott Laboratories	6,650	379,515
AbbVie, Inc.	5,330	515,464
Accenture PLC Class A	2,303	352,566
Activision Blizzard, Inc.	2,339	148,105
Acuity Brands, Inc.	140	24,640
Adobe Systems, Inc. (c)	1,715	300,537
Advance Auto Parts, Inc.	221	22,031
Advanced Micro Devices, Inc. (b) (c)	2,800	28,784
Aetna, Inc.	1,323	238,656
Affiliated Managers Group, Inc.	187	38,382
Aflac, Inc.	1,647	144,574
AGCO Corp.	392	28,001
Agilent Technologies, Inc.	1,231	82,440
AGNC Investment Corp. REIT	2,590	52,292
Akamai Technologies, Inc. (c)	544	35,382
Albemarle Corp. (b)	656	83,896
Alexandria Real Estate Equities, Inc. REIT	260	33,953
Alexion Pharmaceuticals, Inc. (c)	777	92,921
Align Technology, Inc. (c)	260	57,769
Alkermes PLC (b) (c)	437	23,917
Alleghany Corp. (c)	29	17,287
Allegion PLC	400	31,824
Allergan PLC	1,144	187,136
Alliance Data Systems Corp.	170	43,092
Allstate Corp.	1,163	121,778
Ally Financial, Inc.	2,671	77,886
Alnylam Pharmaceuticals, Inc. (c)	200	25,410
Alphabet, Inc. Class A (c)	957	1,008,104
Alphabet, Inc. Class C (c)	1,084	1,134,298
Altria Group, Inc.	7,267	518,936
Amazon.com, Inc. (c)	1,375	1,608,021
AMERCO	100	37,791
American Express Co.	3,062	304,087
American International Group, Inc.	4,975	296,410
American Tower Corp. REIT	1,456	207,728
American Water Works Co., Inc.	4,196	383,892
Ameriprise Financial, Inc.	488	82,701
AmerisourceBergen Corp.	800	73,456
AMETEK, Inc.	1,077	78,050
Amgen, Inc.	2,541	441,880
Amphenol Corp. Class A	362	31,784
Analog Devices, Inc.	1,652	147,078
Andeavor	1,800	205,812
Annaly Capital Management, Inc. REIT	5,942	70,650
ANSYS, Inc. (c)	132	19,482
Anthem, Inc.	1,103	248,186
AO Smith Corp.	792	48,534
Aon PLC	1,066	142,844
Apple, Inc.	17,425	2,948,833
Applied Materials, Inc.	3,628	185,463
Aptiv PLC	952	80,758
Arch Capital Group, Ltd. (c)	60	5,446
Arista Networks, Inc. (c)	71	16,726
Arrow Electronics, Inc. (c)	200	16,082

Assurant, Inc.	104	10,487
AT&T, Inc.	21,500	835,920
Atmos Energy Corp.	2,592	222,627
Autodesk, Inc. (c)	671	70,341
Automatic Data Processing, Inc.	1,687	197,700
AutoZone, Inc. (b) (c)	119	84,653
AvalonBay Communities, Inc. REIT	493	87,956
Avery Dennison Corp.	565	64,896
Avnet, Inc.	967	38,313
Axalta Coating Systems, Ltd. (c)	3,046	98,569
Axis Capital Holdings, Ltd.	270	13,570
Baker Hughes a GE Co.	4,824	152,631
Ball Corp.	1,014	38,380
Bank of America Corp.	34,890	1,029,953
Bank of New York Mellon Corp.	3,688	198,636
Baxter International, Inc.	1,093	70,652
BB&T Corp.	3,642	181,080
Becton Dickinson and Co.	772	165,189
Berkshire Hathaway, Inc. Class B (c)	2,512	497,929
Best Buy Co., Inc.	891	61,007
Biogen, Inc. (c)	643	204,841
BioMarin Pharmaceutical, Inc. (c)	290	25,859
BlackRock, Inc.	490	251,718
Boeing Co.	2,132	628,748
BorgWarner, Inc.	683	34,894
Boston Properties, Inc. REIT	391	50,842
Boston Scientific Corp. (c)	5,044	125,041
Brighthouse Financial, Inc. (c)	699	40,989
Bristol-Myers Squibb Co.	5,504	337,285
Brixmor Property Group, Inc. REIT	545	10,170
Brown-Forman Corp. Class B	948	65,099
C.H. Robinson Worldwide, Inc. (b)	224	19,956
CA, Inc.	1,373	45,693
Cadence Design Systems, Inc. (c)	524	21,914
Camden Property Trust REIT	60	5,524
Campbell Soup Co.	410	19,725
Capital One Financial Corp.	1,981	197,268
Cardinal Health, Inc.	1,283	78,609
CarMax, Inc. (c)	611	39,183
Caterpillar, Inc.	2,184	344,155
CBRE Group, Inc. Class A (c)	1,792	77,612
CBS Corp. Class B	53	3,127
CDW Corp.	200	13,898
Celgene Corp. (c)	2,626	274,049
Centene Corp. (c)	689	69,506
CenturyLink, Inc.	2,371	39,548
Cerner Corp. (c)	1,354	91,246
Charles Schwab Corp.	3,194	164,076
Charter Communications, Inc. Class A (c)	563	189,145
Chemours Co.	1,200	60,072
Cheniere Energy, Inc. (c)	4,574	246,264
Chipotle Mexican Grill, Inc. (b) (c)	102	29,481
Chubb, Ltd.	1,813	264,934
Church & Dwight Co., Inc.	524	26,289
Cigna Corp.	994	201,871
Cincinnati Financial Corp.	455	34,111
Cintas Corp.	417	64,981
Cisco Systems, Inc.	17,467	668,986
CIT Group, Inc.	1,200	59,076
Citigroup, Inc.	10,098	751,392

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Citizens Financial Group, Inc.	2,293	$96,260
Citrix Systems, Inc. (c)	544	47,872
Clorox Co.	285	42,391
CME Group, Inc.	905	132,175
Coca-Cola Co.	16,555	759,543
Cognex Corp.	400	24,464
Cognizant Technology Solutions Corp. Class A	2,217	157,451
Colgate-Palmolive Co.	3,098	233,744
Colony NorthStar, Inc. Class A REIT	4,308	49,154
Comcast Corp. Class A	16,168	647,528
Comerica, Inc.	417	36,200
Consolidated Edison, Inc.	4,046	343,708
Constellation Brands, Inc. Class A	656	149,942
Cooper Cos., Inc.	170	37,040
Corning, Inc.	2,348	75,113
CoStar Group, Inc. (c)	65	19,302
Costco Wholesale Corp.	1,873	348,603
Coty, Inc. Class A	2,126	42,286
Crown Castle International Corp. REIT	1,553	172,399
CSX Corp.	2,734	150,397
Cummins, Inc.	505	89,203
CVS Health Corp.	4,388	318,130
D.R. Horton, Inc.	1,287	65,727
Danaher Corp.	2,352	218,313
DaVita, Inc. (c)	557	40,243
Deere & Co.	912	142,737
Dell Technologies, Inc. Class V (c)	648	52,669
Delphi Technologies PLC (c)	317	16,633
DENTSPLY SIRONA, Inc.	861	56,680
Diamondback Energy, Inc. (c)	1,574	198,717
Digital Realty Trust, Inc. REIT	656	74,718
Discover Financial Services	1,123	86,381
Discovery Communications, Inc. Class A (b) (c)	463	10,362
Discovery Communications, Inc. Class C (b) (c)	470	9,950
DISH Network Corp. Class A (c)	964	46,031
Dollar General Corp.	935	86,964
Dollar Tree, Inc. (c)	800	85,848
Domino’s Pizza, Inc. (b)	260	49,130
Dover Corp.	601	60,695
DowDuPont, Inc.	6,900	491,418
Dr. Pepper Snapple Group, Inc.	282	27,371
Duke Realty Corp. REIT	916	24,924
DXC Technology Co.	1,114	105,719
E*TRADE Financial Corp. (c)	335	16,606
East West Bancorp, Inc.	100	6,083
Eaton Corp. PLC	1,634	129,102
eBay, Inc. (c)	3,624	136,770
Ecolab, Inc.	2,417	324,313
Edison International	3,496	221,087
Edwards Lifesciences Corp. (c)	678	76,417
Electronic Arts, Inc. (c)	952	100,017
Eli Lilly & Co.	3,162	267,063
Emerson Electric Co.	2,638	183,842
Equifax, Inc.	611	72,049
Equinix, Inc. REIT	292	132,340
Equity Residential REIT	1,041	66,385

Essex Property Trust, Inc. REIT	190	45,860
Estee Lauder Cos., Inc. Class A	1,054	134,111
Everest Re Group, Ltd.	131	28,985
Eversource Energy	9,219	582,456
Expedia, Inc.	669	80,126
Expeditors International of Washington, Inc.	1,923	124,399
Express Scripts Holding Co. (c)	2,543	189,810
Extra Space Storage, Inc. REIT	224	19,589
F5 Networks, Inc. (c)	21	2,756
Facebook, Inc. Class A (c)	7,865	1,387,858
Fastenal Co. (b)	1,123	61,417
Fidelity National Information Services, Inc.	1,351	127,116
Fifth Third Bancorp	3,362	102,003
First Data Corp. Class A (c)	1,221	20,403
First Republic Bank	231	20,014
Fiserv, Inc. (c)	705	92,447
FleetCor Technologies, Inc. (c)	334	64,272
FLIR Systems, Inc.	392	18,275
Flowserve Corp.	799	33,662
Fluor Corp.	1,431	73,911
FMC Corp.	800	75,728
FNF Group	1,125	44,145
Ford Motor Co.	11,210	140,013
Fortinet, Inc. (c)	524	22,894
Fortive Corp.	1,224	88,556
Fortune Brands Home & Security, Inc.	54	3,696
Franklin Resources, Inc.	1,687	73,098
Freeport-McMoRan, Inc. (c)	4,564	86,533
Gap, Inc.	867	29,530
Garmin, Ltd.	459	27,343
Gartner, Inc. (c)	200	24,630
General Dynamics Corp.	1,149	233,764
General Electric Co.	33,200	579,340
General Mills, Inc.	2,111	125,161
General Motors Co.	3,770	154,532
Genuine Parts Co.	392	37,244
GGP, Inc. REIT	1,687	39,459
Gilead Sciences, Inc.	4,652	333,269
Global Payments, Inc.	524	52,526
Goldman Sachs Group, Inc.	1,355	345,200
H&R Block, Inc.	243	6,371
Halliburton Co.	7,272	355,383
Hanesbrands, Inc. (b)	424	8,866
Harley-Davidson, Inc. (b)	765	38,923
Harris Corp.	425	60,201
Hartford Financial Services Group, Inc.	1,476	83,069
Hasbro, Inc.	425	38,628
HCA Healthcare, Inc. (c)	99	8,696
HCP, Inc. REIT	987	25,741
HD Supply Holdings, Inc. (c)	776	31,063
Helmerich & Payne, Inc. (b)	2,238	144,664
Henry Schein, Inc. (c)	32	2,236
Hershey Co.	548	62,203
Hewlett Packard Enterprise Co.	6,086	87,395
HollyFrontier Corp.	4,300	220,246
Hologic, Inc. (c)	712	30,438
Home Depot, Inc.	4,346	823,697

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Honeywell International, Inc.	2,553	$391,528
Hormel Foods Corp.	316	11,499
Host Hotels & Resorts, Inc. REIT	3,127	62,071
HP, Inc.	5,350	112,403
Humana, Inc.	596	147,850
Huntington Bancshares, Inc.	3,651	53,159
Huntington Ingalls Industries, Inc.	83	19,563
IAC/InterActiveCorp (c)	100	12,228
IDEX Corp.	100	13,197
IDEXX Laboratories, Inc. (c)	260	40,659
IHS Markit, Ltd. (c)	2,119	95,673
Illinois Tool Works, Inc.	1,409	235,092
Illumina, Inc. (c)	459	100,287
Incyte Corp. (c)	421	39,873
Ingersoll-Rand PLC	873	77,863
Intel Corp.	17,195	793,721
Intercontinental Exchange, Inc.	1,559	110,003
International Business Machines Corp.	3,330	510,889
International Flavors & Fragrances, Inc.	632	96,450
Interpublic Group of Cos., Inc.	1,031	20,785
Intuit, Inc.	867	136,795
Intuitive Surgical, Inc. (c)	320	116,781
Invesco, Ltd.	911	33,288
Invitation Homes, Inc. REIT	900	21,213
IPG Photonics Corp. (c)	100	21,413
IQVIA Holdings, Inc. (c)	434	42,489
Iron Mountain, Inc. REIT	344	12,979
J.M. Smucker Co.	611	75,911
Jacobs Engineering Group, Inc.	1,699	112,066
Jazz Pharmaceuticals PLC (c)	4	539
Johnson & Johnson	9,560	1,335,723
Johnson Controls International PLC	3,462	131,937
Jones Lang LaSalle, Inc.	260	38,722
JPMorgan Chase & Co.	11,997	1,282,959
Juniper Networks, Inc.	787	22,430
Kellogg Co. (b)	433	29,435
KeyCorp	3,146	63,455
Kimberly-Clark Corp.	3	362
Kimco Realty Corp. REIT	2,687	48,769
Kinder Morgan, Inc.	6,699	121,051
KLA-Tencor Corp.	360	37,825
Knight-Swift Transportation Holdings, Inc.	400	17,488
Kohl’s Corp. (b)	61	3,308
Kraft Heinz Co.	2,755	214,229
L Brands, Inc. (b)	1,028	61,906
L3 Technologies, Inc.	393	77,755
Laboratory Corp. of America Holdings (c)	285	45,460
Lam Research Corp. (b)	483	88,906
Las Vegas Sands Corp.	1,687	117,230
Leidos Holdings, Inc.	525	33,899
Lennar Corp. Class A	481	30,418
Lennox International, Inc.	200	41,652
Liberty Interactive Corp. QVC Group Class A (c)	1,687	41,197
Liberty Media Corp.-Liberty Formula One Class C (c)	800	27,328
Liberty Media Corp.-Liberty SiriusXM Class A (c)	93	3,688
Liberty Media Corp.-Liberty SiriusXM Class C (c)	475	18,839

Lincoln National Corp.	691	53,117
LKQ Corp. (c)	1,259	51,204
Lockheed Martin Corp.	946	303,713
Loews Corp.	800	40,024
Lowe’s Cos., Inc.	2,966	275,660
Lululemon Athletica, Inc. (c)	392	30,807
M&T Bank Corp.	438	74,894
Macerich Co. REIT	285	18,719
Macquarie Infrastructure Corp.	2,756	176,935
ManpowerGroup, Inc.	505	63,686
Marathon Petroleum Corp.	2,100	138,558
Markel Corp. (c)	18	20,504
Marriott International, Inc. Class A	856	116,185
Marsh & McLennan Cos., Inc.	2,412	196,313
Masco Corp.	1,687	74,127
Mastercard, Inc. Class A	3,414	516,743
Mattel, Inc. (b)	1,291	19,856
Maxim Integrated Products, Inc.	250	13,070
McCormick & Co., Inc.	539	54,929
McDonald’s Corp.	3,097	533,056
McKesson Corp.	884	137,860
Medtronic PLC	4,747	383,320
Merck & Co., Inc.	9,952	559,999
MetLife, Inc.	3,696	186,870
MGM Resorts International	1,560	52,088
Michael Kors Holdings, Ltd. (c)	734	46,205
Microchip Technology, Inc. (b)	724	63,625
Micron Technology, Inc. (c)	3,662	150,581
Microsoft Corp.	24,899	2,129,860
Mid-America Apartment Communities, Inc. REIT	360	36,202
Middleby Corp. (c)	260	35,087
Molson Coors Brewing Co. Class B	842	69,103
Mondelez International, Inc. Class A	6,063	259,496
Monsanto Co.	2,117	247,223
Monster Beverage Corp. (c)	1,524	96,454
Moody’s Corp.	708	104,508
Morgan Stanley	5,060	265,498
Motorola Solutions, Inc.	491	44,357
MSCI, Inc.	200	25,308
Mylan NV (c)	1,687	71,377
Nasdaq, Inc.	51	3,918
National Oilwell Varco, Inc.	4,708	169,582
NetApp, Inc.	1,031	57,035
Netflix, Inc. (c)	1,573	301,953
New York Community Bancorp, Inc.	1,440	18,749
Newell Brands, Inc.	1,704	52,654
News Corp. Class A	2,690	43,605
Nielsen Holdings PLC	2,272	82,701
NIKE, Inc. Class B	4,912	307,246
Nordstrom, Inc.	392	18,573
Norfolk Southern Corp.	500	72,450
Northern Trust Corp.	550	54,939
Northrop Grumman Corp.	594	182,305
NVIDIA Corp.	2,042	395,127
NVR, Inc. (c)	10	35,082
O’Reilly Automotive, Inc. (c)	357	85,873
Old Dominion Freight Line, Inc.	400	52,620
Omnicom Group, Inc.	743	54,113
ONEOK, Inc.	10,283	549,626

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Oracle Corp.	11,489	$543,200
PACCAR, Inc.	1,187	84,372
Palo Alto Networks, Inc. (c)	337	48,845
Parker-Hannifin Corp.	355	70,851
Parsley Energy, Inc. Class A (c)	1,304	38,390
Paychex, Inc.	1,131	76,998
PayPal Holdings, Inc. (c)	4,127	303,830
People’s United Financial, Inc.	1,000	18,700
PepsiCo, Inc.	5,429	651,046
Perrigo Co. PLC	493	42,970
Pfizer, Inc.	20,715	750,297
PG&E Corp.	2,156	96,653
Philip Morris International, Inc.	5,687	600,832
Phillips 66	6,681	675,783
Pioneer Natural Resources Co.	333	57,559
PNC Financial Services Group, Inc.	1,873	270,255
Polaris Industries, Inc.	187	23,186
PPG Industries, Inc.	1,606	187,613
Priceline Group, Inc. (c)	187	324,957
Principal Financial Group, Inc.	1,189	83,896
Procter & Gamble Co.	9,284	853,014
Progressive Corp.	1,487	83,748
Prologis, Inc. REIT	2,268	146,309
Prudential Financial, Inc.	1,782	204,894
Public Storage REIT	561	117,249
PulteGroup, Inc.	587	19,518
PVH Corp.	240	32,930
Qorvo, Inc. (c)	304	20,246
QUALCOMM, Inc.	5,529	353,967
Quest Diagnostics, Inc.	510	50,230
Ralph Lauren Corp.	289	29,966
Raytheon Co.	1,170	219,784
Realty Income Corp. REIT	337	19,216
Red Hat, Inc. (c)	476	57,168
Regency Centers Corp. REIT	500	34,590
Regeneron Pharmaceuticals, Inc. (c)	255	95,870
Regions Financial Corp.	4,510	77,933
ResMed, Inc.	425	35,993
Robert Half International, Inc.	961	53,374
Rockwell Automation, Inc.	405	79,522
Rockwell Collins, Inc.	858	116,362
Rollins, Inc.	600	27,918
Roper Technologies, Inc.	461	119,399
Ross Stores, Inc.	1,139	91,405
Royal Caribbean Cruises, Ltd.	85	10,139
S&P Global, Inc.	833	141,110
Sabre Corp. (b)	1,570	32,185
salesforce.com, Inc. (c)	2,186	223,475
SBA Communications Corp. REIT (c)	435	71,062
Schlumberger, Ltd.	8,723	587,843
Seagate Technology PLC (b)	952	39,832
Sealed Air Corp.	1,118	55,117
Seattle Genetics, Inc. (c)	260	13,910
Sensata Technologies Holding NV (b) (c)	1,034	52,848
ServiceNow, Inc. (c)	512	66,760
Sherwin-Williams Co.	530	217,321
Shire PLC	2,837	149,672
Signature Bank (c)	132	18,118
Simon Property Group, Inc. REIT	1,220	209,523

Sirius XM Holdings, Inc. (b)	4,526	24,259
Skyworks Solutions, Inc.	645	61,243
SL Green Realty Corp. REIT	387	39,060
Snap-on, Inc. (b)	340	59,262
Spirit AeroSystems Holdings, Inc. Class A	500	43,625
Splunk, Inc. (c)	471	39,018
Sprint Corp. (c)	5,133	30,233
Square, Inc. Class A (c)	1,000	34,670
SS&C Technologies Holdings, Inc.	500	20,240
Stanley Black & Decker, Inc.	773	131,170
Starbucks Corp.	5,796	332,864
State Street Corp. (h)	1,155	112,740
Stryker Corp.	1,323	204,853
SunTrust Banks, Inc.	2,211	142,808
SVB Financial Group (c)	200	46,754
Symantec Corp.	2,182	61,227
Synchrony Financial	3,084	119,073
Synopsys, Inc. (c)	356	30,345
Sysco Corp.	2,169	131,723
T Rowe Price Group, Inc.	828	86,882
T-Mobile US, Inc. (c)	338	21,466
Take-Two Interactive Software, Inc. (c)	400	43,912
Tapestry, Inc.	997	44,097
Target Corp.	1,287	83,977
TD Ameritrade Holding Corp.	1,019	52,101
Teleflex, Inc.	132	32,844
Tesla, Inc. (c)	553	172,177
Texas Instruments, Inc.	3,562	372,015
Textron, Inc.	719	40,688
Thermo Fisher Scientific, Inc.	1,423	270,199
Thomson Reuters Corp.	690	30,173
Tiffany & Co.	544	56,549
Time Warner, Inc.	2,538	232,151
TJX Cos., Inc.	2,375	181,592
Toll Brothers, Inc.	1,010	48,500
Total System Services, Inc.	569	45,002
Tractor Supply Co.	425	31,769
TransDigm Group, Inc. (b)	219	60,142
TransUnion (c)	600	32,976
Travelers Cos., Inc.	1,130	153,273
Trimble, Inc. (c)	899	36,535
TripAdvisor, Inc. (b) (c)	391	13,474
Twenty-First Century Fox, Inc. Class A	3,185	109,978
Twenty-First Century Fox, Inc. Class B	1,039	35,451
Twitter, Inc. (c)	2,397	57,552
UDR, Inc. REIT	348	13,405
Ulta Salon Cosmetics & Fragrance, Inc. (c)	172	38,470
Under Armour, Inc. Class A (c)	902	13,016
Under Armour, Inc. Class C (b) (c)	1,512	20,140
Union Pacific Corp.	2,402	322,108
United Parcel Service, Inc. Class B	1,241	147,865
United Rentals, Inc. (c)	359	61,716
United Technologies Corp.	3,252	414,858
United Therapeutics Corp. (c)	132	19,529
UnitedHealth Group, Inc.	3,520	776,019
Unum Group	163	8,947
US Bancorp	6,110	327,374
Vail Resorts, Inc.	100	21,247
Valero Energy Corp.	3,534	324,810

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Vantiv, Inc. Class A (b) (c)	470	$34,569
Varian Medical Systems, Inc. (c)	225	25,009
Veeva Systems, Inc. Class A (c)	374	20,675
Ventas, Inc. REIT	814	48,848
VEREIT, Inc. REIT	3,131	24,390
Verisk Analytics, Inc. (c)	827	79,392
Verizon Communications, Inc.	14,049	743,614
Vertex Pharmaceuticals, Inc. (c)	866	129,779
VF Corp.	1,241	91,834
Viacom, Inc. Class B	491	15,128
Visa, Inc. Class A	6,688	762,566
VMware, Inc. Class A (b) (c)	306	38,348
Vornado Realty Trust REIT	388	30,334
Voya Financial, Inc.	1,028	50,855
Vulcan Materials Co.	500	64,185
W.W. Grainger, Inc. (b)	223	52,684
WABCO Holdings, Inc. (c)	260	37,310
Wabtec Corp. (b)	429	34,933
Wal-Mart Stores, Inc.	5,345	527,819
Walgreens Boots Alliance, Inc.	3,752	272,470
Walt Disney Co.	5,671	609,689
Waters Corp. (c)	257	49,650
Wells Fargo & Co.	15,886	963,804
Welltower, Inc. REIT	1,545	98,525
Western Digital Corp.	1,097	87,244
Western Union Co.	1,687	32,070
WestRock Co.	638	40,328
Weyerhaeuser Co. REIT	2,040	71,930
Whirlpool Corp.	204	34,403
Willis Towers Watson PLC	418	62,988
Workday, Inc. Class A (c)	456	46,393
WR Grace & Co.	500	35,065
Wyndham Worldwide Corp.	208	24,101
Wynn Resorts, Ltd.	389	65,582
Xerox Corp.	1,261	36,758
Xilinx, Inc.	1,031	69,510
Xylem, Inc.	1,518	103,528
Yum China Holdings, Inc.	1,410	56,428
Zayo Group Holdings, Inc. (c)	600	22,080
Zillow Group, Inc. Class C (b) (c)	564	23,079
Zimmer Biomet Holdings, Inc.	682	82,297
Zions Bancorp	700	35,581
Zoetis, Inc.	1,398	100,712

		79,287,736

TOTAL COMMON STOCKS (Cost $124,180,390)		152,560,662

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Transurban Group (expiring 01/24/18) (c) (Cost $0)	1,325	—

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (i) (j)	17,874	17,874
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	878,152	878,152

TOTAL SHORT-TERM INVESTMENTS (Cost $896,026)		896,026

TOTAL INVESTMENTS — 100.4% (Cost $125,076,416)		153,456,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(599,839)

NET ASSETS — 100.0%		$152,856,849

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $252,112 representing 0.2% of net assets.
(h)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2017.
(k)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$41,535	$—	$—		$41,535
Australia	3,270,677	—	—		3,270,677
Austria	106,561	—	—		106,561
Belgium	483,186	—	—		483,186
Bermuda	41,179	—	—		41,179
Brazil	1,355,699	—	—		1,355,699
Canada	5,058,285	—	—		5,058,285
Chile	400,383	—	—		400,383
China	5,187,680	—	—		5,187,680
Colombia	353,650	—	—		353,650
Czech Republic	20,529	—	—		20,529
Denmark	768,675	—	—		768,675
Finland	410,565	—	—		410,565
France	5,441,878	—	—		5,441,878
Germany	4,916,682	—	—		4,916,682
Greece	27,964	—	—		27,964
Hong Kong	1,768,632	—	0	(a)	1,768,632
Hungary	52,867	—	—		52,867
India	1,473,958	—	—		1,473,958
Indonesia	441,691	—	—		441,691
Ireland	303,687	—	—		303,687
Israel	216,050	—	—		216,050
Italy	1,037,889	—	—		1,037,889
Japan	12,219,549	—	—		12,219,549
Luxembourg	76,381	—	—		76,381
Macau	20,572	—	—		20,572
Malaysia	517,405	—	—		517,405
Mexico	568,959	—	—		568,959
Netherlands	1,242,370	—	—		1,242,370
New Zealand	98,723	—	—		98,723
Norway	483,778	—	—		483,778
Peru	168,977	—	—		168,977
Philippines	89,289	—	—		89,289
Poland	221,558	—	—		221,558
Portugal	147,752	—	—		147,752
Qatar	110,244	—	—		110,244
Romania	24,997	—	—		24,997
Russia	449,643	—	—		449,643
Singapore	1,012,904	—	—		1,012,904
South Africa	1,423,529	—	—		1,423,529
South Korea	2,608,241	—	—		2,608,241
Spain	1,803,521	—	—		1,803,521
Sweden	1,465,768	—	—		1,465,768
Switzerland	4,091,016	—	—		4,091,016
Taiwan	1,994,805	—	—		1,994,805
Thailand	50,877	252,112	—		302,989
Turkey	169,256	—	—		169,256
United Arab Emirates	84,156	—	—		84,156
United Kingdom	8,696,642	—	—		8,696,642
United States	79,287,736	—	—		79,287,736

See accompanying Notes to Schedule of Investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Rights
Australia	$—	$—	$0	(a)	$—
Short-Term Investments	896,026	—	—		896,026

TOTAL INVESTMENTS	$153,204,576	$252,112	$0		$153,456,688

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	1,555	$148,565	$—	$38,138	$6,070	$(3,757)	1,155	$112,740	$485
State Street Institutional U.S. Government Money Market Fund — Class G Shares	215,632	215,632	1,666,023	1,863,781	—	—	17,874	17,874	743
State Street Navigator Securities Lending Government Money Market Portfolio	378,038	378,038	3,487,747	2,987,633	—	—	878,152	878,152	1,920

TOTAL		$742,235	$5,153,770	$4,889,552	$6,070	$(3,757)		$1,008,766	$3,148

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 6.3%
Alumina, Ltd. (a)	9,288	$17,653
Amcor, Ltd.	4,389	52,935
AMP, Ltd.	11,232	45,595
APA Group	4,223	27,514
Aristocrat Leisure, Ltd.	2,047	37,945
ASX, Ltd.	728	31,238
Aurizon Holdings, Ltd.	7,783	30,194
Australia & New Zealand Banking Group, Ltd.	11,064	248,708
Bank of Queensland, Ltd.	1,491	14,834
Bendigo & Adelaide Bank, Ltd.	1,851	16,895
BlueScope Steel, Ltd.	2,362	28,395
Boral, Ltd.	4,107	25,024
Brambles, Ltd.	6,029	47,486
Caltex Australia, Ltd.	996	26,526
Challenger, Ltd.	2,159	23,692
CIMIC Group, Ltd.	378	15,211
Coca-Cola Amatil, Ltd.	2,159	14,371
Cochlear, Ltd.	224	30,000
Commonwealth Bank of Australia	6,316	396,884
Computershare, Ltd.	1,767	22,528
Crown Resorts, Ltd.	1,378	14,033
CSL, Ltd.	1,725	190,643
Dexus REIT	3,674	28,018
Domino’s Pizza Enterprises, Ltd. (a)	238	8,693
Flight Centre Travel Group, Ltd. (a)	296	10,242
Fortescue Metals Group, Ltd.	5,917	22,585
Goodman Group REIT	6,751	44,460
GPT Group REIT	6,835	27,318
Healthscope, Ltd.	6,583	10,813
Incitec Pivot, Ltd.	6,407	19,544
Insurance Australia Group, Ltd.	9,218	52,199
LendLease Group	2,089	26,714
Macquarie Group, Ltd.	1,178	91,796
Medibank Pvt, Ltd.	10,446	26,880
Mirvac Group REIT	14,064	25,850
National Australia Bank, Ltd.	10,042	232,253
Newcrest Mining, Ltd.	2,916	52,047
Orica, Ltd.	1,420	20,103
QBE Insurance Group, Ltd.	5,217	43,579
Ramsay Health Care, Ltd.	532	29,177
REA Group, Ltd.	196	11,751
Scentre Group REIT	20,213	66,242
SEEK, Ltd.	1,249	18,571
Sonic Healthcare, Ltd.	1,535	27,446
Stockland REIT	9,401	32,941
Suncorp Group, Ltd.	4,879	52,891
Sydney Airport	4,153	22,900
Tabcorp Holdings, Ltd.	7,610	33,211
Telstra Corp., Ltd.	16,237	46,100
Transurban Group.	8,353	81,209
Treasury Wine Estates, Ltd.	2,804	35,003
Vicinity Centres REIT	12,778	27,185
Wesfarmers, Ltd.	4,279	148,666
Westfield Corp. REIT	7,489	55,588
Westpac Banking Corp.	12,497	306,431
Woolworths Group, Ltd.	4,999	106,742

		3,203,452

AUSTRIA — 0.2%
ANDRITZ AG	280	15,831
Erste Group Bank AG (b)	1,150	49,858
Raiffeisen Bank International AG (b)	448	16,246
Voestalpine AG	434	25,977

		107,912

BELGIUM — 1.2%
Ageas	756	36,961
Anheuser-Busch InBev SA	2,838	317,375
Colruyt SA	252	13,121
Groupe Bruxelles Lambert SA	308	33,283
KBC Group NV	966	82,486
Proximus SADP	574	18,851
Solvay SA	280	38,968
Telenet Group Holding NV (b)	196	13,672
UCB SA	476	37,827
Umicore SA	728	34,491

		627,035

CHILE — 0.1%
Antofagasta PLC	1,487	20,216

CHINA — 0.0% (c)
Yangzijiang Shipbuilding Holdings, Ltd.	9,800	10,780

DENMARK — 2.0%
AP Moeller — Maersk A/S Class A	9	15,038
AP Moeller — Maersk A/S Class B	28	48,952
Carlsberg A/S Class B	406	48,782
Chr Hansen Holding A/S	378	35,481
Coloplast A/S Class B	448	35,657
Danske Bank A/S	2,622	102,167
DSV A/S	714	56,264
Genmab A/S (b)	210	34,851
H Lundbeck A/S	209	10,618
ISS A/S	630	24,416
Novo Nordisk A/S Class B	6,978	376,450
Novozymes A/S Class B	882	50,427
Orsted A/S (d)	757	41,351
Pandora A/S	420	45,757
TDC A/S	2,818	17,330
Vestas Wind Systems A/S	854	59,060
William Demant Holding A/S (b)	448	12,536

		1,015,137

FINLAND — 1.1%
Elisa Oyj	532	20,902
Fortum Oyj	1,683	33,346
Kone Oyj Class B	1,291	69,419
Metso Oyj	434	14,837
Neste Oyj	490	31,391
Nokia Oyj	22,155	103,595
Nokian Renkaat Oyj	434	19,699
Orion Oyj Class B	392	14,630
Sampo Oyj Class A	1,697	93,329
Stora Enso Oyj Class R	2,089	33,162
UPM-Kymmene Oyj	2,019	62,817
Wartsila Oyj Abp	560	35,371

		532,498

FRANCE — 10.1%
Accor SA	663	34,234

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Aeroports de Paris	112	$21,317
Air Liquide SA	1,619	204,227
Airbus SE	2,151	214,382
Alstom SA	574	23,852
Amundi SA	224	19,003
Arkema SA	252	30,729
Atos SE	336	48,961
AXA SA	7,207	214,061
BioMerieux	153	13,722
BNP Paribas SA	4,171	311,781
Bollore SA (e)	3,330	18,106
Bollore SA (b) (e)	16	87
Bouygues SA	798	41,501
Bureau Veritas SA	1,024	28,023
Capgemini SE	616	73,148
Carrefour SA	2,161	46,813
Casino Guichard Perrachon SA	210	12,750
Cie de Saint-Gobain	1,879	103,745
Cie Generale des Etablissements Michelin	602	86,421
CNP Assurances	644	14,890
Credit Agricole SA	4,015	66,533
Danone SA	2,156	181,095
Dassault Aviation SA	8	12,468
Dassault Systemes SE	492	52,338
Edenred	810	23,519
Eiffage SA	224	24,569
Essilor International Cie Generale d’Optique SA	785	108,355
Eurazeo SA	163	15,071
Eutelsat Communications SA	658	15,245
Faurecia	281	21,976
Fonciere Des Regions REIT	128	14,522
Gecina SA REIT	170	31,417
Getlink SE	1,763	22,694
Hermes International	107	57,337
ICADE REIT	140	13,773
Iliad SA	98	23,506
Imerys SA	140	13,204
Ingenico Group SA	213	22,766
Ipsen SA	141	16,858
JCDecaux SA	280	11,299
Kering	281	132,608
Klepierre SA REIT	840	36,983
L’Oreal SA	961	213,427
Lagardere SCA	448	14,380
Legrand SA	1,024	78,929
LVMH Moet Hennessy Louis Vuitton SE	1,033	304,401
Natixis SA	3,562	28,213
Orange SA	7,545	131,144
Pernod Ricard SA	812	128,658
Peugeot SA	1,837	37,401
Publicis Groupe SA	737	50,135
Remy Cointreau SA	84	11,650
Renault SA	642	64,687
Rexel SA	1,164	21,134
Safran SA	1,193	123,071
Sanofi	4,180	360,640
Schneider Electric SE (b)	2,117	180,133
SCOR SE	616	24,813
SEB SA	75	13,910

Societe BIC SA	112	12,327
Societe Generale SA	2,829	146,244
Sodexo SA	364	48,976
Suez	1,352	23,808
Teleperformance	214	30,695
Thales SA	406	43,819
Ubisoft Entertainment SA (b)	233	17,945
Unibail-Rodamco SE REIT	378	95,320
Valeo SA	910	68,044
Veolia Environnement SA	1,711	43,711
Vinci SA	1,907	194,987
Vivendi SA	3,733	100,500
Wendel SA	112	19,420
Zodiac Aerospace	791	23,679

		5,136,090

GERMANY — 10.5%
adidas AG	714	143,310
Allianz SE	1,663	382,412
Axel Springer SE	168	13,139
BASF SE	3,375	371,795
Bayer AG	3,051	381,019
Bayerische Motoren Werke AG	1,263	131,687
Bayerische Motoren Werke AG Preference Shares	210	18,822
Beiersdorf AG	378	44,437
Brenntag AG	588	37,259
Commerzbank AG (b)	4,043	60,710
Continental AG	420	113,501
Covestro AG (d)	414	42,768
Daimler AG	3,503	297,813
Deutsche Bank AG	7,392	140,911
Deutsche Boerse AG	728	84,621
Deutsche Lufthansa AG	896	33,052
Deutsche Post AG	3,688	176,035
Deutsche Telekom AG	12,234	217,347
Deutsche Wohnen SE	1,291	56,521
Drillisch AG	196	16,200
Evonik Industries AG	616	23,204
Fraport AG Frankfurt Airport Services Worldwide	154	16,987
Fresenius Medical Care AG & Co. KGaA	840	88,541
Fresenius SE & Co. KGaA	1,543	120,564
Fuchs Petrolub SE Preference Shares	266	14,134
GEA Group AG	686	32,958
Hannover Rueck SE	224	28,216
HeidelbergCement AG	532	57,654
Henkel AG & Co. KGaA	392	47,071
Henkel AG & Co. KGaA Preference Shares	672	89,046
HOCHTIEF AG	84	14,888
HUGO BOSS AG	252	21,467
Infineon Technologies AG	4,293	117,715
Innogy SE (d)	636	24,954
KION Group AG	170	14,694
KS AG (a)	728	18,144
Lanxess AG	350	27,860
Linde AG (b)	700	163,615
MAN SE	140	16,038
Merck KGaA	490	52,808
METRO AG (b)	672	13,435

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

MTU Aero Engines AG	192	$34,445
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen	533	115,685
OSRAM Licht AG	336	30,232
Porsche Automobil Holding SE Preference
Shares	574	48,097
ProSiebenSat.1 Media SE	840	28,954
RWE AG (b)	1,851	37,786
SAP SE	3,612	405,320
Schaeffler AG Preference Shares	630	11,185
Siemens AG	2,810	391,919
Symrise AG	462	39,733
Telefonica Deutschland Holding AG	2,832	14,235
ThyssenKrupp AG	1,392	40,476
TUI AG	1,593	33,186
United Internet AG	462	31,810
Volkswagen AG	81	16,409
Volkswagen AG Preference Shares	700	139,911
Vonovia SE	1,824	90,655
Wirecard AG	434	48,503
Zalando SE (b) (d)	322	17,057

		5,342,950

HONG KONG — 3.6%
AIA Group, Ltd.	44,800	381,963
ASM Pacific Technology, Ltd.	1,000	13,931
Bank of East Asia, Ltd.	5,734	24,829
BOC Hong Kong Holdings, Ltd.	14,000	70,920
CK Asset Holdings, Ltd.	9,000	78,633
CK Hutchison Holdings, Ltd.	10,000	125,491
CK Infrastructure Holdings, Ltd.	2,000	17,180
CLP Holdings, Ltd.	6,000	61,364
Galaxy Entertainment Group, Ltd.	9,000	72,186
Hang Lung Group, Ltd.	3,000	11,033
Hang Lung Properties, Ltd.	10,000	24,433
Hang Seng Bank, Ltd.	2,800	69,487
Henderson Land Development Co., Ltd.	3,000	19,764
HKT Trust & HKT, Ltd.	14,000	17,837
Hong Kong Exchanges & Clearing, Ltd.	4,276	131,169
Hongkong Land Holdings, Ltd.	4,200	29,568
Hysan Development Co., Ltd.	2,000	10,605
Jardine Matheson Holdings, Ltd.	900	54,675
Jardine Strategic Holdings, Ltd.	900	35,622
Kerry Properties, Ltd.	2,500	11,241
Kingston Financial Group, Ltd. (a)	16,000	15,351
Li & Fung, Ltd.	28,000	15,366
Link REIT	7,000	64,875
Melco Resorts & Entertainment, Ltd. ADR	714	20,735
MTR Corp., Ltd.	5,500	32,223
New World Development Co., Ltd.	21,943	32,954
NWS Holdings, Ltd.	5,530	9,974
Power Assets Holdings, Ltd.	5,500	46,400
Sands China, Ltd.	8,800	45,422
Shangri-La Asia, Ltd.	2,000	4,539
Sino Land Co., Ltd.	10,675	18,899
SJM Holdings, Ltd.	14,000	12,536
Sun Hung Kai Properties, Ltd.	5,000	83,405
Swire Pacific, Ltd. Class A	1,000	9,255
Swire Properties, Ltd.	5,600	18,052

Techtronic Industries Co., Ltd.	5,000	32,588
WH Group, Ltd. (d)	32,500	36,669
Wharf Holdings, Ltd.	4,000	13,815
Wheelock & Co., Ltd.	2,000	14,276
Yue Yuen Industrial Holdings, Ltd.	2,500	9,818

		1,799,083

IRELAND — 0.8%
AIB Group PLC	3,012	19,892
Bank of Ireland Group PLC (b)	3,482	29,666
CRH PLC	3,170	114,025
Experian PLC	3,646	80,690
James Hardie Industries PLC	1,683	29,776
Kerry Group PLC Class A	602	67,589
Paddy Power Betfair PLC	308	36,689
Ryanair Holdings PLC ADR (b)	126	13,128

		391,455

ISRAEL — 0.5%
Azrieli Group, Ltd.	168	9,403
Bank Hapoalim BM	4,043	29,802
Bank Leumi Le-Israel BM	5,497	33,204
Bezeq The Israeli Telecommunication Corp., Ltd.	7,867	11,920
Check Point Software Technologies, Ltd. (b)	490	50,774
Elbit Systems, Ltd.	86	11,519
Frutarom Industries, Ltd.	152	14,295
Israel Chemicals, Ltd.	1,935	7,859
Mizrahi Tefahot Bank, Ltd.	532	9,830
Nice, Ltd.	224	20,292
Teva Pharmaceutical Industries, Ltd.	3,464	65,505

		264,403

ITALY — 1.5%
Assicurazioni Generali SpA	4,431	80,875
Atlantia SpA	1,557	49,209
Davide Campari-Milano SpA	2,148	16,624
Ferrari NV	462	48,515
Intesa Sanpaolo SpA (e)	46,722	155,407
Intesa Sanpaolo SpA (e)	3,534	11,288
Leonardo SpA	1,529	18,213
Luxottica Group SpA	644	39,555
Mediobanca SpA	2,145	24,366
Poste Italiane SpA (d)	1,977	14,897
Prysmian SpA	756	24,683
Recordati SpA	393	17,489
Snam SpA	9,302	45,573
Telecom Italia SpA/Milano (b)	38,430	33,249
Telecom Italia SpA/Milano Savings Shares	22,876	16,372
Terna Rete Elettrica Nazionale SpA	5,721	33,277
UniCredit SpA (b)	7,369	137,863
UnipolSai Assicurazioni SpA	4,293	10,037

		777,492

JAPAN — 25.3%
Aeon Co., Ltd.	2,200	37,155
AEON Financial Service Co., Ltd.	500	11,647
Air Water, Inc.	900	18,999
Aisin Seiki Co., Ltd.	600	33,715
Ajinomoto Co., Inc.	2,300	43,305

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Alfresa Holdings Corp.	900	$21,148
Alps Electric Co., Ltd.	500	14,292
Amada Holdings Co., Ltd.	1,400	19,064
ANA Holdings, Inc.	300	12,533
Aozora Bank, Ltd.	300	11,678
Asahi Glass Co., Ltd.	500	21,660
Asahi Group Holdings, Ltd.	1,400	69,472
Asahi Kasei Corp.	4,300	55,482
Asics Corp.	500	7,972
Astellas Pharma, Inc.	7,600	96,948
Bandai Namco Holdings, Inc.	900	29,441
Bank of Kyoto, Ltd.	200	10,422
Benesse Holdings, Inc.	300	10,586
Bridgestone Corp.	2,400	111,595
Brother Industries, Ltd.	1,000	24,678
Calbee, Inc. (a)	300	9,760
Canon, Inc.	3,900	145,406
Casio Computer Co., Ltd.	500	7,195
Central Japan Railway Co.	500	89,569
Chiba Bank, Ltd.	2,000	16,653
Chubu Electric Power Co., Inc.	2,800	34,810
Chugai Pharmaceutical Co., Ltd.	900	46,099
Chugoku Electric Power Co., Inc.	1,400	15,050
Coca-Cola Bottlers Japan, Inc.	300	10,959
Concordia Financial Group, Ltd.	4,200	25,353
Credit Saison Co., Ltd.	900	16,378
Dai Nippon Printing Co., Ltd.	500	11,154
Dai-ichi Life Holdings, Inc.	4,200	86,647
Daicel Corp.	1,400	15,933
Daifuku Co., Ltd.	400	21,802
Daiichi Sankyo Co., Ltd.	2,300	59,965
Daikin Industries, Ltd.	900	106,538
Daito Trust Construction Co., Ltd.	200	40,790
Daiwa House Industry Co., Ltd.	2,100	80,663
Daiwa House REIT Investment Corp.	4	9,506
Daiwa Securities Group, Inc.	6,000	37,651
DeNA Co., Ltd.	500	10,311
Denso Corp.	1,700	102,060
Dentsu, Inc.	900	38,149
Disco Corp.	100	22,255
Don Quijote Holdings Co., Ltd.	300	15,686
East Japan Railway Co.	1,200	117,124
Eisai Co., Ltd.	1,100	62,651
FamilyMart UNY Holdings Co., Ltd.	200	14,026
FANUC Corp.	700	168,149
Fast Retailing Co., Ltd.	200	79,734
Fuji Electric Co., Ltd.	2,000	15,073
FUJIFILM Holdings Corp.	1,400	57,230
Fujitsu, Ltd.	7,000	49,879
Fukuoka Financial Group, Inc.	2,000	11,238
Hakuhodo DY Holdings, Inc.	1,400	18,182
Hamamatsu Photonics KK	300	10,093
Hankyu Hanshin Holdings, Inc.	900	36,192
Hikari Tsushin, Inc.	100	14,381
Hino Motors, Ltd.	1,400	18,145
Hirose Electric Co., Ltd.	100	14,621
Hisamitsu Pharmaceutical Co., Inc.	200	12,126
Hitachi Chemical Co., Ltd.	400	10,276
Hitachi Construction Machinery Co., Ltd.	400	14,541
Hitachi High-Technologies Corp.	300	12,650

Hitachi Metals, Ltd.	800	11,490
Hitachi, Ltd.	17,000	132,484
Honda Motor Co., Ltd.	6,400	219,412
Hoshizaki Corp.	200	17,736
Hoya Corp.	1,400	69,944
Hulic Co., Ltd.	1,400	15,734
IHI Corp.	500	16,644
Iida Group Holdings Co., Ltd.	800	15,091
Isetan Mitsukoshi Holdings, Ltd.	1,400	17,362
Isuzu Motors, Ltd.	1,800	30,152
ITOCHU Corp.	5,600	104,543
J Front Retailing Co., Ltd.	900	16,961
Japan Airlines Co., Ltd.	300	11,739
Japan Exchange Group, Inc.	2,200	38,297
Japan Post Bank Co., Ltd.	1,400	18,232
Japan Post Holdings Co., Ltd.	5,500	63,080
Japan Prime Realty Investment Corp. REIT	3	9,534
Japan Real Estate Investment Corp. REIT	3	14,248
Japan Retail Fund Investment Corp. REIT	14	25,676
Japan Tobacco, Inc.	4,200	135,377
JFE Holdings, Inc.	1,900	45,640
JGC Corp.	800	15,474
JSR Corp.	900	17,720
JTEKT Corp.	800	13,749
Kajima Corp.	3,000	28,868
Kakaku.com, Inc.	400	6,764
Kamigumi Co., Ltd.	500	11,065
Kaneka Corp.	1,000	9,134
Kansai Electric Power Co., Inc.	2,800	34,301
Kansai Paint Co., Ltd.	1,000	25,992
Kao Corp.	1,700	114,978
Kawasaki Heavy Industries, Ltd.	400	14,044
KDDI Corp.	6,700	166,801
Keihan Holdings Co., Ltd.	400	11,789
Keikyu Corp.	500	9,609
Keio Corp.	200	8,797
Keisei Electric Railway Co., Ltd.	400	12,854
Keyence Corp.	400	224,128
Kikkoman Corp.	300	12,144
Kintetsu Group Holdings Co., Ltd.	800	30,679
Kirin Holdings Co., Ltd.	3,200	80,689
Kobe Steel, Ltd. (b)	1,400	12,987
Koito Manufacturing Co., Ltd.	300	21,092
Komatsu, Ltd.	3,300	119,462
Konami Holdings Corp.	300	16,511
Konica Minolta, Inc.	1,400	13,472
Kose Corp.	100	15,615
Kubota Corp.	4,200	82,378
Kuraray Co., Ltd.	1,400	26,422
Kurita Water Industries, Ltd.	400	12,996
Kyocera Corp.	1,200	78,541
Kyowa Hakko Kirin Co., Ltd.	1,000	19,343
Kyushu Electric Power Co., Inc.	1,400	14,677
Kyushu Financial Group, Inc.	1,400	8,476
Kyushu Railway Co.	349	10,828
Lawson, Inc.	100	6,649
Lion Corp.	600	11,372
LIXIL Group Corp.	1,000	27,075
M3, Inc.	800	28,158

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Mabuchi Motor Co., Ltd.	200	$10,848
Makita Corp.	800	33,626
Marubeni Corp.	7,000	50,712
Marui Group Co., Ltd.	500	9,157
Mazda Motor Corp.	2,100	28,177
McDonald’s Holdings Co. Japan, Ltd. (a)	200	8,797
Mebuki Financial Group, Inc.	3,300	13,973
Medipal Holdings Corp.	800	15,673
MEIJI Holdings Co., Ltd.	500	42,565
MINEBEA MITSUMI, Inc.	1,400	29,367
MISUMI Group, Inc.	1,000	29,117
Mitsubishi Chemical Holdings Corp.	5,600	61,468
Mitsubishi Corp.	5,600	154,752
Mitsubishi Electric Corp.	7,000	116,294
Mitsubishi Estate Co., Ltd.	4,700	81,775
Mitsubishi Gas Chemical Co., Inc.	800	22,974
Mitsubishi Heavy Industries, Ltd.	1,300	48,584
Mitsubishi Materials Corp.	300	10,679
Mitsubishi Motors Corp.	2,800	20,233
Mitsubishi Tanabe Pharma Corp.	1,000	20,701
Mitsubishi UFJ Financial Group, Inc.	44,100	323,517
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,957
Mitsui & Co., Ltd.	6,300	102,455
Mitsui Chemicals, Inc.	400	12,872
Mitsui Fudosan Co., Ltd.	3,300	73,968
Mitsui OSK Lines, Ltd.	300	10,013
Mixi, Inc.	200	8,984
Mizuho Financial Group, Inc.	91,000	165,278
MS&AD Insurance Group Holdings, Inc.	1,800	60,943
Murata Manufacturing Co., Ltd.	700	93,955
Nabtesco Corp.	300	11,505
Nagoya Railroad Co., Ltd.	400	10,074
NEC Corp.	800	21,589
Nexon Co., Ltd. (b)	800	23,293
NGK Insulators, Ltd.	1,000	18,890
NGK Spark Plug Co., Ltd.	600	14,589
NH Foods, Ltd.	1,000	24,394
Nidec Corp.	900	126,312
Nikon Corp.	1,400	28,211
Nintendo Co., Ltd.	400	146,258
Nippon Building Fund, Inc. REIT (a)	4	19,565
Nippon Electric Glass Co., Ltd.	300	11,451
Nippon Express Co., Ltd.	200	13,298
Nippon Paint Holdings Co., Ltd.	500	15,823
Nippon Prologis REIT, Inc.	7	14,808
Nippon Steel & Sumitomo Metal Corp.	2,800	71,858
Nippon Telegraph & Telephone Corp.	2,600	122,349
Nippon Yusen KK (b)	900	21,963
Nissan Chemical Industries, Ltd.	300	11,971
Nissan Motor Co., Ltd.	8,600	85,771
Nisshin Seifun Group, Inc.	700	14,143
Nissin Foods Holdings Co., Ltd.	200	14,612
Nitori Holdings Co., Ltd.	300	42,783
Nitto Denko Corp.	500	44,430
NOK Corp.	200	4,671
Nomura Holdings, Inc.	14,000	82,658
Nomura Real Estate Holdings, Inc.	500	11,212
Nomura Real Estate Master Fund, Inc.	14	17,387
Nomura Research Institute, Ltd.	300	13,955
NSK, Ltd.	1,400	22,047

NTT Data Corp.	2,300	27,339
NTT DOCOMO, Inc.	5,200	122,834
Obayashi Corp.	2,800	33,903
Obic Co., Ltd.	200	14,700
Odakyu Electric Railway Co., Ltd.	1,400	29,951
Oji Holdings Corp.	2,000	13,316
Olympus Corp.	1,100	42,184
Omron Corp.	800	47,723
Ono Pharmaceutical Co., Ltd.	1,400	32,636
Oracle Corp. Japan	100	8,291
Oriental Land Co., Ltd.	800	72,934
ORIX Corp.	4,900	82,841
Osaka Gas Co., Ltd.	1,600	30,821
Otsuka Corp.	200	15,340
Otsuka Holdings Co., Ltd. (a)	1,400	61,493
Panasonic Corp.	8,400	122,999
Park24 Co., Ltd. (a)	400	9,577
Persol Holdings Co., Ltd.	700	17,548
Pola Orbis Holdings, Inc. (a)	300	10,533
Rakuten, Inc. (a)	4,200	38,495
Recruit Holdings Co., Ltd.	4,200	104,394
Renesas Electronics Corp. (b)	1,800	20,980
Resona Holdings, Inc.	8,400	50,191
Ricoh Co., Ltd.	2,800	26,024
Rinnai Corp.	100	9,055
Rohm Co., Ltd.	300	33,236
Ryohin Keikaku Co., Ltd.	100	31,158
Santen Pharmaceutical Co., Ltd.	1,400	22,010
SBI Holdings, Inc.	700	14,640
Secom Co., Ltd.	800	60,414
Sega Sammy Holdings, Inc.	500	6,205
Seibu Holdings, Inc.	800	15,134
Seiko Epson Corp.	1,000	23,604
Sekisui Chemical Co., Ltd.	1,400	28,112
Sekisui House, Ltd.	2,200	39,752
Seven & i Holdings Co., Ltd.	2,800	116,399
Seven Bank, Ltd.	2,800	9,594
Sharp Corp. (a) (b)	600	20,613
Shimadzu Corp.	800	18,194
Shimamura Co., Ltd.	100	11,008
Shimano, Inc.	200	28,140
Shimizu Corp.	1,400	14,466
Shin-Etsu Chemical Co., Ltd.	1,400	142,299
Shinsei Bank, Ltd.	700	12,111
Shionogi & Co., Ltd.	1,200	64,948
Shiseido Co., Ltd.	1,400	67,682
Shizuoka Bank, Ltd.	1,000	10,333
Showa Shell Sekiyu KK	700	9,507
SMC Corp.	200	82,344
SoftBank Group Corp.	3,100	245,468
Sohgo Security Services Co., Ltd.	200	10,883
Sompo Holdings, Inc.	1,400	54,235
Sony Corp.	4,700	212,074
Sony Financial Holdings, Inc.	800	14,175
Stanley Electric Co., Ltd.	500	20,306
Start Today Co., Ltd.	800	24,323
Subaru Corp.	2,300	73,155
SUMCO Corp.	900	23,073
Sumitomo Chemical Co., Ltd.	5,000	35,952

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sumitomo Corp.	4,200	$71,398
Sumitomo Dainippon Pharma Co., Ltd. (a)	500	7,430
Sumitomo Electric Industries, Ltd.	2,800	47,350
Sumitomo Heavy Industries, Ltd.	200	8,469
Sumitomo Metal Mining Co., Ltd.	1,000	45,965
Sumitomo Mitsui Financial Group, Inc.	4,900	211,746
Sumitomo Mitsui Trust Holdings, Inc.	1,400	55,590
Sumitomo Realty & Development Co., Ltd.	1,000	32,872
Sumitomo Rubber Industries, Ltd. (a)	800	14,885
Sundrug Co., Ltd.	200	9,303
Suntory Beverage & Food, Ltd.	300	13,342
Suruga Bank, Ltd.	900	19,310
Suzuken Co., Ltd.	300	12,344
Suzuki Motor Corp.	1,400	81,204
Sysmex Corp.	500	39,370
T&D Holdings, Inc.	1,900	32,502
Taiheiyo Cement Corp.	300	12,956
Taisei Corp.	600	29,880
Takashimaya Co., Ltd.	1,000	10,528
Takeda Pharmaceutical Co., Ltd.	2,600	147,737
TDK Corp.	400	31,922
Teijin, Ltd.	900	20,053
Terumo Corp.	1,200	56,884
THK Co., Ltd.	300	11,265
Tobu Railway Co., Ltd.	600	19,387
Toho Co., Ltd.	300	10,399
Tohoku Electric Power Co., Inc.	1,400	17,909
Tokio Marine Holdings, Inc.	2,500	114,092
Tokyo Electric Power Co. Holdings, Inc. (b)	5,600	22,171
Tokyo Electron, Ltd.	600	108,655
Tokyo Gas Co., Ltd.	1,600	36,623
Tokyo Tatemono Co., Ltd.	800	10,809
Tokyu Corp.	1,500	23,941
Tokyu Fudosan Holdings Corp.	1,900	13,746
Toppan Printing Co., Ltd.	1,000	9,046
Toray Industries, Inc.	5,500	51,875
Toshiba Corp. (a) (b)	14,000	39,396
Tosoh Corp.	1,000	22,672
TOTO, Ltd.	400	23,613
Toyo Seikan Group Holdings, Ltd.	800	12,854
Toyo Suisan Kaisha, Ltd.	300	12,823
Toyota Industries Corp.	600	38,562
Toyota Motor Corp.	9,600	614,690
Toyota Tsusho Corp.	800	32,206
Trend Micro, Inc.	300	17,017
Tsuruha Holdings, Inc.	100	13,600
Unicharm Corp.	1,400	36,407
United Urban Investment Corp. REIT	14	20,146
USS Co., Ltd.	800	16,945
West Japan Railway Co.	600	43,819
Yahoo! Japan Corp. (a)	5,600	25,701
Yakult Honsha Co., Ltd.	300	22,636
Yamada Denki Co., Ltd. (a)	2,800	15,435
Yamaha Corp.	500	18,464
Yamaha Motor Co., Ltd.	1,000	32,801
Yamato Holdings Co., Ltd.	1,400	28,180
Yaskawa Electric Corp.	1,000	44,075
Yokogawa Electric Corp.	800	15,325

		12,880,712

LUXEMBOURG — 0.4%
ArcelorMittal (b)	2,327	75,766
Eurofins Scientific SE	41	24,991
Millicom International Cellular SA SDR	252	17,051
RTL Group SA	154	12,403
SES SA	1,378	21,528
Tenaris SA	1,781	28,144

		179,883

MACAU — 0.1%
MGM China Holdings, Ltd.	5,600	16,942
Wynn Macau, Ltd.	5,600	17,730

		34,672

MEXICO — 0.0% (c)
Fresnillo PLC	854	16,508

NETHERLANDS — 3.0%
ABN AMRO Group NV (d)	1,346	43,478
Aegon NV	6,452	41,178
AerCap Holdings NV (b)	530	27,883
Akzo Nobel NV	972	85,227
Altice NV Class A (a) (b)	1,406	14,766
ASML Holding NV	1,392	242,620
Boskalis Westminster	347	13,096
EXOR NV	420	25,772
Heineken Holding NV	378	37,443
Heineken NV	882	92,068
ING Groep NV	14,279	262,766
Koninklijke Ahold Delhaize NV	4,851	106,803
Koninklijke DSM NV	703	67,255
Koninklijke KPN NV	12,972	45,297
Koninklijke Philips NV	3,469	131,382
Koninklijke Vopak NV	266	11,681
NN Group NV	1,150	49,879
NXP Semiconductors NV (b)	1,192	139,571
Randstad Holding NV	448	27,565
Wolters Kluwer NV	1,150	60,043

		1,525,773

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	3,747	17,268
Fisher & Paykel Healthcare Corp., Ltd.	2,110	21,534
Fletcher Building, Ltd.	2,636	14,248
Meridian Energy, Ltd.	4,865	10,120
Ryman Healthcare, Ltd.	1,480	11,147
Spark New Zealand, Ltd.	6,945	17,930

		92,247

NORWAY — 0.5%
DNB ASA	3,730	69,362
Gjensidige Forsikring ASA	770	14,582
Marine Harvest ASA (b)	1,445	24,556
Norsk Hydro ASA	5,105	38,915
Orkla ASA	3,100	32,992
Telenor ASA	2,846	61,204
Yara International ASA	672	30,949

		272,560

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	8,791	30,454

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Jeronimo Martins SGPS SA	966	$18,786

		49,240

SINGAPORE — 1.4%
Ascendas REIT	8,400	17,097
CapitaLand Commercial Trust	9,694	14,000
CapitaLand Mall Trust REIT	9,800	15,620
CapitaLand, Ltd.	9,800	25,886
City Developments, Ltd.	1,400	13,084
ComfortDelGro Corp., Ltd.	8,400	12,445
DBS Group Holdings, Ltd.	6,573	122,223
Genting Singapore PLC	22,400	21,958
Global Logistic Properties, Ltd.	9,800	24,713
Golden Agri-Resources, Ltd.	17,700	4,900
Hutchison Port Holdings Trust	25,300	10,500
Jardine Cycle & Carriage, Ltd.	400	12,173
Keppel Corp., Ltd.	5,600	30,799
Oversea-Chinese Banking Corp., Ltd.	11,200	103,837
Sembcorp Industries, Ltd.	4,200	9,523
Singapore Airlines, Ltd.	1,400	11,178
Singapore Exchange, Ltd.	2,800	15,588
Singapore Press Holdings, Ltd. (a)	5,600	11,104
Singapore Technologies Engineering, Ltd.	5,600	13,661
Singapore Telecommunications, Ltd.	30,800	82,278
Suntec Real Estate Investment Trust	9,800	15,766
United Overseas Bank, Ltd.	4,971	98,386
UOL Group, Ltd.	1,923	12,763
Wilmar International, Ltd.	7,000	16,185

		715,667

SOUTH AFRICA — 0.1%
Investec PLC	2,355	17,044
Mediclinic International PLC (a)	1,392	12,230
Mondi PLC	1,392	36,361

		65,635

SPAIN — 3.4%
Abertis Infraestructuras SA	2,453	54,640
ACS Actividades de Construccion y Servicios SA	751	29,417
Aena SME SA (d)	252	51,140
Amadeus IT Group SA	1,655	119,458
Banco Bilbao Vizcaya Argentaria SA	25,427	217,149
Banco de Sabadell SA	20,072	39,914
Banco Santander SA	59,769	393,231
Bankia SA	4,372	20,931
Bankinter SA	2,565	24,345
CaixaBank SA	12,500	58,374
Enagas SA (a)	868	24,880
Endesa SA	1,221	26,179
Ferrovial SA	1,949	44,291
Gas Natural SDG SA	1,338	30,928
Grifols SA	1,150	33,729
Iberdrola SA	21,401	166,011
Industria de Diseno Textil SA	3,977	138,707
Mapfre SA	4,099	13,181
Red Electrica Corp. SA	1,641	36,868
Siemens Gamesa Renewable Energy SA (a)	1,048	14,384
Telefonica SA	17,012	165,978

		1,703,735

SWEDEN — 2.9%
Alfa Laval AB	1,122	26,558
Assa Abloy AB Class B	3,814	79,378
Atlas Copco AB Class A	2,427	104,995
Atlas Copco AB Class B	1,473	56,599
Boliden AB	1,052	36,054
Electrolux AB Series B	924	29,828
Essity AB Class B (b)	2,313	65,823
Getinge AB Class B	863	12,543
Hennes & Mauritz AB Class B (a)	3,604	74,523
Hexagon AB Class B	996	49,986
Husqvarna AB Class B	1,571	14,986
ICA Gruppen AB	308	11,206
Industrivarden AB Class C	616	15,235
Investor AB Class B	1,725	78,818
Kinnevik AB Class B	910	30,821
Nordea Bank AB	11,159	135,339
Sandvik AB	4,043	70,959
Securitas AB Class B	1,207	21,111
Skandinaviska Enskilda Banken AB Class A	5,777	67,948
Skanska AB Class B	1,305	27,096
SKF AB Class B	1,501	33,402
Svenska Handelsbanken AB Class A	5,749	78,783
Swedbank AB Class A	3,436	83,052
Swedish Match AB	714	28,185
Tele2 AB Class B	1,356	16,694
Telefonaktiebolaget LM Ericsson Class B	11,652	76,636
Telia Co. AB	9,860	44,016
Volvo AB Class B	5,861	109,310

		1,479,884

SWITZERLAND — 9.0%
ABB, Ltd.	6,816	182,693
Adecco Group AG (b)	630	48,195
Baloise Holding AG	196	30,511
Barry Callebaut AG (b)	8	16,690
Chocoladefabriken Lindt & Spruengli AG	3	18,317
Cie Financiere Richemont SA	1,977	179,137
Clariant AG (b)	859	24,020
Coca-Cola HBC AG (b)	686	22,457
Credit Suisse Group AG (b)	8,780	156,770
Dufry AG (b)	168	24,980
EMS-Chemie Holding AG	28	18,691
Ferguson PLC	966	69,650
Geberit AG	140	61,646
Givaudan SA	33	76,261
Julius Baer Group, Ltd. (b)	854	52,230
Kuehne + Nagel International AG	210	37,173
LafargeHolcim, Ltd. (b)	1,725	97,269
Lonza Group AG (b)	252	68,088
Nestle SA	11,437	983,500
Novartis AG	8,174	691,162
Pargesa Holding SA	126	10,926
Partners Group Holding AG (a)	70	47,984
Roche Holding AG	2,600	657,671
Schindler Holding AG (e)	168	38,668
Schindler Holding AG (e)	84	19,007
SGS SA	18	46,935
Sika AG	8	63,540

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sonova Holding AG	196	$30,612
STMicroelectronics NV	2,425	53,012
Straumann Holding AG	38	26,848
Swatch Group AG (e)	112	45,673
Swatch Group AG (e)	182	13,914
Swiss Life Holding AG (b)	126	44,607
Swiss Prime Site AG (b)	266	24,566
Swiss Re AG	1,156	108,245
Swisscom AG	98	52,143
UBS Group AG (b)	13,882	255,560
Vifor Pharma AG	140	17,943
Zurich Insurance Group AG	574	174,703

		4,591,997

UNITED KINGDOM — 15.1%
3i Group PLC	3,688	45,574
Admiral Group PLC	812	21,991
Ashtead Group PLC	1,907	51,388
Associated British Foods PLC	1,352	51,576
AstraZeneca PLC	4,762	329,884
Auto Trader Group PLC (d)	3,814	18,202
Aviva PLC	15,399	105,509
Babcock International Group PLC	966	9,219
BAE Systems PLC	12,036	93,294
Barclays PLC	59,992	164,824
Barratt Developments PLC	3,814	33,407
Berkeley Group Holdings PLC	504	28,615
British American Tobacco PLC	8,435	572,576
British Land Co. PLC REIT	3,730	34,891
BT Group PLC	32,029	117,720
Bunzl PLC	1,277	35,793
Burberry Group PLC	1,683	40,798
Capita PLC	2,537	13,759
Carnival PLC	714	47,250
CNH Industrial NV	3,898	52,284
Cobham PLC (b)	9,069	15,495
Coca-Cola European Partners PLC	840	33,518
Compass Group PLC	5,999	129,842
ConvaTec Group PLC (d)	4,399	12,229
Croda International PLC	490	29,324
DCC PLC	336	33,930
Diageo PLC	9,384	345,917
Direct Line Insurance Group PLC	5,231	27,010
easyJet PLC	602	11,922
Fiat Chrysler Automobiles NV (b)	3,924	70,255
G4S PLC	5,889	21,270
GKN PLC	6,505	28,106
GlaxoSmithKline PLC	18,350	328,284
Hammerson PLC REIT	3,016	22,317
Hargreaves Lansdown PLC	996	24,279
HSBC Holdings PLC	74,251	770,298
IMI PLC	1,038	18,717
Imperial Brands PLC	3,562	152,554
InterContinental Hotels Group PLC	684	43,664
International Consolidated Airlines Group SA	2,444	21,236
Intertek Group PLC	616	43,248
ITV PLC	13,770	30,828
J Sainsbury PLC	6,225	20,328
John Wood Group PLC	2,499	21,973

Johnson Matthey PLC	728	30,283
Kingfisher PLC	8,637	39,456
Land Securities Group PLC REIT	2,814	38,371
Legal & General Group PLC	22,582	83,487
Lloyds Banking Group PLC	269,410	248,041
London Stock Exchange Group PLC	1,207	61,931
Marks & Spencer Group PLC (a)	6,169	26,270
Meggitt PLC	2,944	19,204
Merlin Entertainments PLC	2,692	13,215
Micro Focus International PLC	1,609	54,915
National Grid PLC	12,937	153,147
Next PLC	532	32,565
Old Mutual PLC	18,719	58,671
Pearson PLC	3,128	31,143
Persimmon PLC	1,178	43,631
Prudential PLC	9,692	249,827
Randgold Resources, Ltd.	350	35,084
Reckitt Benckiser Group PLC	2,363	221,169
RELX NV	3,786	87,129
RELX PLC	4,153	97,697
Rolls-Royce Holdings PLC (b)	5,982	68,541
Royal Bank of Scotland Group PLC (b)	13,428	50,498
Royal Mail PLC	3,422	20,947
RSA Insurance Group PLC	3,884	33,232
Sage Group PLC	4,099	44,248
Schroders PLC	518	24,637
Segro PLC REIT	3,861	30,659
Severn Trent PLC	910	26,614
Sky PLC (b)	3,926	53,746
Smith & Nephew PLC	3,394	59,135
Smiths Group PLC	1,501	30,254
St James’s Place PLC	1,991	33,020
Standard Chartered PLC (b)	11,123	117,379
Standard Life Aberdeen PLC	10,156	59,982
Taylor Wimpey PLC	12,384	34,577
Tesco PLC	31,023	87,815
Travis Perkins PLC	626	13,270
Unilever NV	6,025	339,711
Unilever PLC	4,670	260,622
United Utilities Group PLC	2,593	29,096
Vodafone Group PLC	96,184	305,765
Weir Group PLC	832	23,894
Whitbread PLC	686	37,119
Wm Morrison Supermarkets PLC	8,427	25,068
Worldpay Group PLC (d)	6,835	39,388
WPP PLC	4,893	88,761

		7,688,312

UNITED STATES — 0.4%
QIAGEN NV (b)	823	25,882
Shire PLC	3,384	178,531

		204,413

TOTAL COMMON STOCKS (Cost $43,798,632)		50,729,741

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Transurban Group (expiring 01/24/18) (b) (f) (Cost $0)	627	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	22,708	$22,708
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	242,749	242,749

TOTAL SHORT-TERM INVESTMENTS (Cost $265,457)		265,457

TOTAL INVESTMENTS — 100.3% (Cost $44,064,089)		50,995,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(138,523)

NET ASSETS — 100.0%		$50,856,675

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$3,203,452	$—	$—	$3,203,452
Austria	107,912	—	—	107,912
Belgium	627,035	—	—	627,035
Chile	20,216	—	—	20,216
China	10,780	—	—	10,780
Denmark	1,015,137	—	—	1,015,137
Finland	532,498	—	—	532,498
France	5,136,090	—	—	5,136,090
Germany	5,342,950	—	—	5,342,950
Hong Kong	1,799,083	—	—	1,799,083
Ireland	391,455	—	—	391,455
Israel	264,403	—	—	264,403
Italy	777,492	—	—	777,492
Japan	12,880,712	—	—	12,880,712
Luxembourg	179,883	—	—	179,883
Macau	34,672	—	—	34,672
Mexico	16,508	—	—	16,508
Netherlands	1,525,773	—	—	1,525,773
New Zealand	92,247	—	—	92,247
Norway	272,560	—	—	272,560
Portugal	49,240	—	—	49,240
Singapore	715,667	—	—	715,667
South Africa	65,635	—	—	65,635
Spain	1,703,735	—	—	1,703,735
Sweden	1,479,884	—	—	1,479,884
Switzerland	4,591,997	—	—	4,591,997

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
United Kingdom	$7,688,312	$—	$—		$7,688,312
United States	204,413	—	—		204,413
Rights
Australia	—	—	0	(a)	—
Short-Term Investments	265,457	—	—		265,457

TOTAL INVESTMENTS	$50,995,198	$—	$0		$50,995,198

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income s	Capital Gains Distribution
State Street Institutional U.S. Government Money Market Fund — Class G Shares	75,546	$75,546	$649,769	$702,607	$—	$—	22,708	$22,708	$193	$—
State Street Navigator Securities Lending Government Money Market Portfolio	242,956	242,956	638,465	638,672	—	—	242,749	242,749	1,572	—

TOTAL		$318,502	$1,288,234	$1,341,279	$—	$—		$265,457	$1,765	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 93.2%
BRAZIL — 6.6%
Ambev SA	26,285	$168,625
B3 SA — Brasil Bolsa Balcao	11,600	79,662
Banco Bradesco SA Preference Shares	20,809	212,349
Banco do Brasil SA	4,904	47,043
BB Seguridade Participacoes SA	4,205	36,116
BRF SA (a)	4,205	46,397
CCR SA	5,593	27,231
Cia de Saneamento Basico do Estado de Sao Paulo	3,502	36,243
Cielo SA	7,001	49,641
Embraer SA	7,005	42,236
Equatorial Energia SA	2,103	41,621
Itau Unibanco Holding SA Preference Shares	16,113	206,835
Itausa — Investimentos Itau SA	3	9
Itausa — Investimentos Itau SA Preference Shares	25,365	82,738
Kroton Educacional SA	8,406	46,628
Lojas Americanas SA Preference Shares	5,805	29,838
Lojas Renner SA	5,754	61,563
Raia Drogasil SA	1,401	38,772
Telefonica Brasil SA Preference Shares	3,502	51,330
Ultrapar Participacoes SA	2,103	47,549
Vale SA	17,801	216,053
WEG SA	6,305	45,827

		1,614,306

CHILE — 1.1%
Banco Santander Chile	817,790	64,082
Cencosud SA	11,469	33,884
Empresas CMPC SA	19,401	65,972
Enel Americas SA	209,900	46,770
SACI Falabella	6,901	68,836

		279,544

CHINA — 30.2%
58.com, Inc. ADR (a)	780	55,825
AAC Technologies Holdings, Inc.	2,000	35,664
Agricultural Bank of China, Ltd. Class H	85,000	39,579
Alibaba Group Holding, Ltd. ADR (a) (b)	5,590	963,884
Anhui Conch Cement Co., Ltd. Class H	14,000	65,815
Baidu, Inc. ADR (a)	1,403	328,597
Bank of China, Ltd. Class H	370,000	181,751
Bank of Communications Co., Ltd. Class H	50,000	37,097
Beijing Enterprises Holdings, Ltd.	7,000	41,549
Beijing Enterprises Water Group, Ltd. (a)	56,000	43,340
Brilliance China Automotive Holdings, Ltd.	28,000	74,860
Byd Co., Ltd. Class H (b)	7,000	60,980
CGN Power Co., Ltd. Class H (b) (c)	120,000	32,543
China Cinda Asset Management Co., Ltd. Class H	99,000	36,220
China CITIC Bank Corp., Ltd. Class H	57,000	35,728
Ltdtdhina Communications Construction Co., Ltd. Class H	35,000	39,758
China Conch Venture Holdings, Ltd.	17,500	40,519
China Construction Bank Corp. Class H	404,000	372,098
China Everbright International, Ltd.	28,000	39,973
China Evergrande Group (a)	24,000	82,739

China Galaxy Securities Co., Ltd. Class H	39,000	28,736
China Life Insurance Co., Ltd. Class H	35,000	109,916
China Longyuan Power Group Corp., Ltd. Class H	43,000	30,583
China Mengniu Dairy Co., Ltd. (a)	21,000	62,458
China Merchants Bank Co., Ltd. Class H	14,000	55,697
China Merchants Port Holdings Co., Ltd.	14,981	39,190
China Minsheng Banking Corp., Ltd. Class H	32,000	32,052
China Mobile, Ltd.	32,000	324,409
China Overseas Land & Investment, Ltd.	14,000	45,041
China Pacific Insurance Group Co., Ltd. Class H	10,000	48,034
China Railway Group, Ltd. Class H	50,000	36,969
China Resources Beer Holdings Co., Ltd.	14,000	50,235
China Resources Gas Group, Ltd.	14,000	50,772
China Resources Land, Ltd.	14,000	41,191
China Taiping Insurance Holdings Co., Ltd.	17,000	63,718
China Telecom Corp., Ltd. Class H	70,000	33,311
China Unicom Hong Kong, Ltd. (a)	28,000	37,824
China Vanke Co., Ltd. Class H	14,200	56,674
CITIC Securities Co., Ltd. Class H	17,500	36,087
CITIC, Ltd.	21,000	30,302
Country Garden Holdings Co., Ltd.	65,000	123,892
CRRC Corp., Ltd. Class H	35,000	37,430
CSPC Pharmaceutical Group, Ltd.	28,000	56,521
Ctrip.com International, Ltd. ADR (a)	1,970	86,877
Fosun International, Ltd.	25,000	55,390
Geely Automobile Holdings, Ltd.	35,000	121,333
Great Wall Motor Co., Ltd. Class H (b)	32,000	36,637
Guangdong Investment, Ltd.	28,000	37,466
Haitong Securities Co., Ltd. Class H	20,000	29,012
Hengan International Group Co., Ltd.	3,500	38,840
Huaneng Power International, Inc. Class H	56,000	35,102
Huatai Securities Co., Ltd. Class H (c)	17,000	33,838
Industrial & Commercial Bank of China, Ltd. Class H	348,000	280,010
JD.com, Inc. ADR (a)	3,618	149,857
Lenovo Group, Ltd.	56,000	31,591
NetEase, Inc. ADR	397	136,993
New China Life Insurance Co., Ltd. Class H	7,800	53,282
New Oriental Education & Technology Group, Inc. ADR	751	70,594
PICC Property & Casualty Co., Ltd. Class H	28,000	53,799
Ping An Insurance Group Co. of China, Ltd. Class H	21,500	223,738
Semiconductor Manufacturing International Corp. (a) (b)	28,700	49,637
Shenzhou International Group Holdings, Ltd.	7,000	66,621
Sinopharm Group Co., Ltd. Class H	8,400	36,319
TAL Education Group ADR	2,937	87,258
Tencent Holdings, Ltd.	28,100	1,459,404
Vipshop Holdings, Ltd. ADR (a)	2,475	29,007
Want Want China Holdings, Ltd.	57,000	47,759
Zhuzhou CRRC Times Electric Co., Ltd. Class H	7,100	46,184

		7,336,109

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COLOMBIA — 0.5%
Bancolombia SA Preference Shares	6,026	$60,411
Grupo Argos SA	6,542	45,769
Grupo de Inversiones Suramericana SA	756	10,208
Grupo de Inversiones Suramericana SA Preference Shares	10	131

		116,519

EGYPT — 0.1%
Commercial International Bank Egypt SAE	6,167	26,871

GREECE — 0.2%
Piraeus Bank SA (a)	9,963	36,728

HONG KONG — 0.4%
Sino Biopharmaceutical, Ltd.	57,000	101,060

HUNGARY — 0.4%
OTP Bank PLC	1,552	64,403
Richter Gedeon Nyrt	1,702	44,670

		109,073

INDONESIA — 2.5%
Astra International Tbk PT	112,100	68,578
Bank Central Asia Tbk PT	66,600	107,503
Bank Mandiri Persero Tbk PT	105,000	61,913
Bank Negara Indonesia Persero Tbk PT	84,300	61,512
Bank Rakyat Indonesia Persero Tbk PT	315,400	84,618
Indofood Sukses Makmur Tbk PT	52,500	29,505
Kalbe Farma Tbk PT	263,100	32,772
Matahari Department Store Tbk PT	24,800	18,279
Telekomunikasi Indonesia Persero Tbk PT	282,900	92,580
Unilever Indonesia Tbk PT	10,600	43,673

		600,933

MALAYSIA — 2.3%
CIMB Group Holdings Bhd	31,829	51,436
DiGi.Com Bhd	29,500	37,176
Genting Bhd	19,100	43,420
Genting Malaysia Bhd	31,500	43,821
IHH Healthcare Bhd	23,400	33,883
IJM Corp. Bhd	44,700	33,688
IOI Corp. Bhd	33,000	37,020
Malayan Banking Bhd	17,231	41,725
Maxis Bhd	24,800	36,829
Petronas Chemicals Group Bhd	22,000	41,858
Petronas Gas Bhd	7,100	30,667
Public Bank Bhd	12,000	61,616
Sime Darby Bhd	20,055	10,952
Tenaga Nasional Bhd	17,700	66,741

		570,832

MEXICO — 3.4%
Alfa SAB de CV Class A	21,738	24,021
America Movil SAB de CV Series L	161,981	140,327
Cemex SAB de CV Series CPO (a)	75,117	56,437
Coca-Cola Femsa SAB de CV Series L	4,207	29,447
Fibra Uno Administracion SA de CV REIT	18,646	27,771
Fomento Economico Mexicano SAB de CV	9,114	86,153
Grupo Aeroportuario del Pacifico SAB de CV Class B	3,505	36,203
Grupo Bimbo SAB de CV Series A	12,622	28,069
Grupo Financiero Banorte SAB de CV Series O	11,219	61,830

Grupo Financiero Inbursa SAB de CV Series O	21,738	35,687
Grupo Financiero Santander Mexico SAB de CV Class B	19,632	28,828
Grupo Mexico SAB de CV Series B	21,738	72,117
Grupo Televisa SAB Series CPO	12,622	47,468
Industrias Penoles SAB de CV	1,510	31,615
Kimberly-Clark de Mexico SAB de CV Class A	15,427	27,321
Promotora y Operadora de Infraestructura SAB de CV	2,804	27,895
Wal-Mart de Mexico SAB de CV	21,892	53,920

		815,109

PERU — 0.6%
Credicorp, Ltd.	702	145,616

PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	22,500	33,353
Ayala Corp.	2,050	41,682
Ayala Land, Inc.	46,800	41,813
BDO Unibank, Inc.	16,875	55,439
JG Summit Holdings, Inc.	23,830	34,418
SM Investments Corp.	2,550	50,571
SM Prime Holdings, Inc.	65,200	48,978
Universal Robina Corp.	9,680	29,280

		335,534

POLAND — 1.1%
Bank Pekao SA	1,219	45,430
KGHM Polska Miedz SA	2,532	81,029
Powszechna Kasa Oszczednosci Bank Polski SA (a)	5,980	76,256
Powszechny Zaklad Ubezpieczen SA	5,420	65,761

		268,476

QATAR — 0.6%
Ezdan Holding Group QSC	6,252	21,097
Industries Qatar QSC	1,184	31,859
Masraf Al Rayan QSC	3,642	37,100
Qatar Insurance Co. SAQ	1,673	24,668
Qatar National Bank QPSC	1,134	39,541

		154,265

RUSSIA — 1.4%
Magnit PJSC GDR	1,517	41,490
Mobile TeleSystems PJSC ADR	4,910	50,033
Sberbank of Russia PJSC ADR	13,325	225,592
VTB Bank PJSC GDR	16,374	29,965

		347,080

SOUTH AFRICA — 7.4%
AngloGold Ashanti, Ltd.	2,430	25,246
Aspen Pharmacare Holdings, Ltd.	1,830	41,020
Barclays Africa Group, Ltd.	3,375	49,614
Bid Corp., Ltd.	1,999	48,601
Bidvest Group, Ltd.	3,035	53,465
Discovery, Ltd.	4,537	68,165
FirstRand, Ltd.	16,009	86,963
Fortress REIT, Ltd. Class B REIT	15,778	53,783
Gold Fields, Ltd.	6,300	27,531
Growthpoint Properties, Ltd. REIT	20,761	46,385

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Life Healthcare Group Holdings, Ltd.	15,275	$34,239
MTN Group, Ltd.	8,575	94,616
Naspers, Ltd. Class N	2,159	601,834
Nedbank Group, Ltd.	2,326	48,117
Redefine Properties, Ltd. REIT	46,443	40,140
Remgro, Ltd.	2,567	48,935
Sanlam, Ltd.	7,888	55,433
Sappi, Ltd.	6,417	46,391
Shoprite Holdings, Ltd.	2,659	47,508
SPAR Group, Ltd.	2,574	42,275
Standard Bank Group, Ltd.	6,242	98,652
Steinhoff International Holdings NV	15,595	5,858
Tiger Brands, Ltd. (b)	1,333	49,530
Vodacom Group, Ltd.	3,382	39,797
Woolworths Holdings, Ltd.	6,520	34,396

		1,788,494

SOUTH KOREA — 16.4%
Amorepacific Corp.	191	54,327
AMOREPACIFIC Group	255	33,586
Celltrion, Inc. (a)	470	97,069
CJ CheilJedang Corp.	113	38,632
Coway Co., Ltd.	418	38,147
Dongbu Insurance Co., Ltd.	560	37,244
E-MART, Inc.	241	61,007
GS Holdings Corp.	770	44,738
Hana Financial Group, Inc.	1,543	71,777
Hankook Tire Co., Ltd.	687	35,038
Hyundai Engineering & Construction Co., Ltd.	953	32,314
Hyundai Glovis Co., Ltd.	227	28,838
Hyundai Heavy Industries Co., Ltd. (a)	163	15,302
Hyundai Mobis Co., Ltd.	348	85,492
Hyundai Motor Co.	702	102,295
Hyundai Motor Co. Preference Shares	411	35,973
Hyundai Robotics Co., Ltd. (a)	12	4,271
Hyundai Steel Co.	806	44,119
Industrial Bank of Korea (a)	3,224	49,540
Kangwon Land, Inc.	1,050	34,132
KB Financial Group, Inc.	2,032	120,339
Kia Motors Corp.	1,507	47,158
Korea Aerospace Industries, Ltd.	560	24,821
Korea Electric Power Corp. (a)	1,330	47,396
Korea Zinc Co., Ltd.	92	42,367
KT&G Corp.	638	68,833
LG Chem, Ltd.	288	108,953
LG Corp.	638	54,232
LG Display Co., Ltd.	1,330	37,146
LG Electronics, Inc.	799	79,113
LG Household & Health Care, Ltd.	57	63,307
Lotte Chemical Corp.	128	44,000
NAVER Corp.	149	121,087
NCSoft Corp.	142	59,357
POSCO	397	123,303
S-Oil Corp.	489	53,443
Samsung C&T Corp.	390	45,902
Samsung Electronics Co., Ltd.	439	1,044,857
Samsung Electronics Co., Ltd. Preference Shares	79	154,229
Samsung Fire & Marine Insurance Co., Ltd.	163	40,653

Samsung Life Insurance Co., Ltd.	370	43,029
Samsung SDI Co., Ltd.	432	82,522
Samsung SDS Co., Ltd.	255	47,639
Shinhan Financial Group Co., Ltd.	2,173	100,272
SK Holdings Co., Ltd.	248	65,559
SK Hynix, Inc.	3,082	220,235
SK Telecom Co., Ltd.	177	44,145
Woori Bank	3,434	50,521

		3,978,259

TAIWAN — 12.7%
Advanced Semiconductor Engineering, Inc.	35,312	45,269
Asustek Computer, Inc.	7,000	65,746
AU Optronics Corp.	96,000	40,002
Catcher Technology Co., Ltd.	7,000	77,154
Cathay Financial Holding Co., Ltd.	34,000	61,125
Chang Hwa Commercial Bank, Ltd.	73,500	40,877
Cheng Shin Rubber Industry Co., Ltd.	14,000	24,699
China Development Financial Holding Corp.	142,000	48,433
China Life Insurance Co., Ltd.	34,980	35,205
China Steel Corp.	78,000	64,872
Chunghwa Telecom Co., Ltd.	13,000	46,306
Compal Electronics, Inc.	57,000	40,798
CTBC Financial Holding Co., Ltd.	78,000	53,733
Delta Electronics, Inc.	7,000	33,755
E.Sun Financial Holding Co., Ltd.	70,491	44,770
Far EasTone Telecommunications Co., Ltd.	14,000	34,578
First Financial Holding Co., Ltd.	72,000	47,301
Formosa Chemicals & Fibre Corp.	14,000	48,457
Formosa Petrochemical Corp.	14,000	54,337
Formosa Plastics Corp.	21,000	69,651
Foxconn Technology Co., Ltd.	14,000	40,083
Fubon Financial Holding Co., Ltd.	34,000	57,926
Hon Hai Precision Industry Co., Ltd.	78,000	249,529
Hua Nan Financial Holdings Co., Ltd.	73,500	41,370
Lite-On Technology Corp.	28,000	38,201
MediaTek, Inc.	6,000	59,277
Mega Financial Holding Co., Ltd.	50,000	40,409
Nan Ya Plastics Corp.	28,000	73,297
Pegatron Corp.	14,000	33,873
President Chain Store Corp.	7,000	66,804
Quanta Computer, Inc.	12,000	24,961
Siliconware Precision Industries Co., Ltd.	21,000	35,496
SinoPac Financial Holdings Co., Ltd.	123,975	40,286
Taishin Financial Holding Co., Ltd.	103,007	47,941
Taiwan Cement Corp.	28,000	34,296
Taiwan Cooperative Financial Holding Co., Ltd.	79,650	44,431
Taiwan Mobile Co., Ltd.	7,000	25,287
Taiwan Semiconductor Manufacturing Co., Ltd.	128,000	987,146
Uni-President Enterprises Corp.	28,000	62,100
United Microelectronics Corp.	99,000	47,240
Yuanta Financial Holding Co., Ltd.	99,000	45,910

		3,072,931

THAILAND — 2.0%
Advanced Info Service PCL NVDR	9,200	53,918
Airports of Thailand PCL NVDR	30,700	64,056

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Bangkok Dusit Medical Services PCL NVDR	57,400	$36,811
CP ALL PCL NVDR	29,100	68,754
Kasikornbank PCL (d)	9,900	72,602
Minor International PCL NVDR	31,500	42,287
PTT Global Chemical PCL NVDR	21,300	55,554
Siam Cement PCL (d)	2,800	42,099
Siam Commercial Bank PCL NVDR	10,600	48,788

		484,869

TURKEY — 1.1%
Akbank Turk AS	16,261	42,244
BIM Birlesik Magazalar A/S	2,188	45,069
Haci Omer Sabanci Holding A/S	11,564	33,915
Turkcell Iletisim Hizmetleri A/S	11,113	45,371
Turkiye Garanti Bankasi A/S	18,744	52,995
Turkiye Is Bankasi Class C	24,410	44,872

		264,466

UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	21,129	39,120
Aldar Properties PJSC	50,062	29,987
DP World, Ltd.	1,891	47,275
Emaar Properties PJSC	20,010	37,810
Emirates Telecommunications Group Co. PJSC	7,154	34,087

		188,279

TOTAL COMMON STOCKS (Cost $19,812,975)		22,635,353

SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	1,534,401	1,534,401
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	141,961	141,961

TOTAL SHORT-TERM INVESTMENTS (Cost $1,676,362)		1,676,362

TOTAL INVESTMENTS — 100.1%
(Cost $21,489,337)		24,311,715
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(23,150)

NET ASSETS — 100.0%		$24,288,565

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $114,701 representing 0.5% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

At December 31, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation
SGX NIFTY 50 JAN18 XSIM 20180125	01/25/2018	76	1,600,214	1,604,892	4,678

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$1,614,306	$—	$—	$1,614,306
Chile	279,544	—	—	279,544
China	7,336,109	—	—	7,336,109
Colombia	116,519	—	—	116,519
Egypt	26,871	—	—	26,871
Greece	36,728	—	—	36,728
Hong Kong	101,060	—	—	101,060
Hungary	109,073	—	—	109,073
Indonesia	600,933	—	—	600,933
Malaysia	570,832	—	—	570,832
Mexico	815,109	—	—	815,109
Peru	145,616	—	—	145,616
Philippines	335,534	—	—	335,534
Poland	268,476	—	—	268,476
Qatar	154,265	—	—	154,265
Russia	347,080	—	—	347,080
South Africa	1,788,494	—	—	1,788,494
South Korea	3,978,259	—	—	3,978,259
Taiwan	3,072,931	—	—	3,072,931
Thailand	370,168	114,701	—	484,869
Turkey	264,466	—	—	264,466
United Arab Emirates	188,279	—	—	188,279
Short-Term Investments	1,676,362	—	—	1,676,362

TOTAL INVESTMENTS	$24,197,014	$114,701	$—	$24,311,715

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	4,678	—	—	4,678

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$24,201,692	$114,701	$—	$24,316,393

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	851,592	$851,592	$2,134,356	$1,451,547	$—	$—	1,534,401	$1,534,401	$3,168
State Street Navigator Securities Lending Government Money Market Portfolio	172,291	172,291	220,274	250,604	—	—	141,961	141,961	633

TOTAL		$1,023,883	$2,354,630	$1,702,151	$—	$—		$1,676,362	$3,801

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.2%
AGL Energy, Ltd.	21,391	$407,567
Amcor, Ltd.	8,688	104,784
Aristocrat Leisure, Ltd.	8,176	151,558
ASX, Ltd.	3,488	149,666
Australia & New Zealand Banking Group, Ltd.	16,738	376,253
BHP Billiton PLC	8,785	180,933
BHP Billiton, Ltd.	12,420	287,252
Brambles, Ltd.	24,437	192,472
Caltex Australia, Ltd.	4,050	107,861
Cochlear, Ltd.	1,667	223,257
Commonwealth Bank of Australia	11,563	726,595
CSL, Ltd.	11,271	1,245,646
Dexus REIT	23,047	175,756
Goodman Group REIT	13,521	89,045
GPT Group REIT	30,718	122,773
Insurance Australia Group, Ltd.	22,462	127,197
LendLease Group	8,158	104,326
Macquarie Group, Ltd.	1,414	110,187
Medibank Pvt, Ltd.	75,973	195,499
Mirvac Group REIT	68,410	125,741
National Australia Bank, Ltd.	13,600	314,543
Newcrest Mining, Ltd.	12,806	228,570
QBE Insurance Group, Ltd.	9,647	80,585
Ramsay Health Care, Ltd.	1,593	87,367
REA Group, Ltd.	1,827	109,532
Scentre Group REIT	73,653	241,376
SEEK, Ltd.	7,157	106,415
Sonic Healthcare, Ltd.	17,811	318,460
Stockland REIT	36,438	127,680
Suncorp Group, Ltd.	9,222	99,972
Tabcorp Holdings, Ltd.	18,086	78,936
Telstra Corp., Ltd.	203,338	577,318
Transurban Group	38,540	374,691
Vicinity Centres REIT	101,885	216,755
Wesfarmers, Ltd.	17,860	620,512
Westfield Corp. REIT	30,930	229,581
Westpac Banking Corp.	16,570	406,303
Woodside Petroleum, Ltd.	5,078	131,386
Woolworths Group, Ltd.	23,096	493,162

		10,047,512

AUSTRIA — 0.1%
OMV AG	2,365	150,032

BELGIUM — 1.0%
Ageas	1,773	86,683
Anheuser-Busch InBev SA	2,953	330,236
Colruyt SA	7,031	366,081
Groupe Bruxelles Lambert SA	1,944	210,069
KBC Group NV	1,298	110,835
Proximus SADP	13,300	436,797
Solvay SA	824	114,678
UCB SA.	2,835	225,294

		1,880,673

CHILE — 0.0% (a)
Antofagasta PLC	878	11,937

DENMARK — 3.9%
AP Moeller — Maersk A/S Class B	60	104,896
Carlsberg A/S Class B	883	106,096
Chr Hansen Holding A/S	5,904	554,178
Coloplast A/S Class B	6,086	484,395
Danske Bank A/S	22,425	873,795
DSV A/S	5,857	461,540
Genmab A/S (b)	672	111,523
H Lundbeck A/S	4,481	227,649
ISS A/S	7,274	281,908
Novo Nordisk A/S Class B	45,372	2,447,735
Novozymes A/S Class B	4,611	263,628
Orsted A/S (c)	9,124	498,403
Pandora A/S	2,131	232,161
TDC A/S	24,613	151,360
Tryg A/S	11,064	276,939
William Demant Holding A/S (b)	13,423	375,603

		7,451,809

FINLAND — 1.2%
Elisa Oyj	7,984	313,693
Fortum Oyj	5,376	106,516
Kone Oyj Class B	6,980	375,327
Neste Oyj	1,949	124,858
Nokia Oyj	15,141	70,798
Nokian Renkaat Oyj	2,124	96,409
Orion Oyj Class B	5,491	204,929
Sampo Oyj Class A	14,296	786,232
UPM-Kymmene Oyj	3,025	94,116
Wartsila Oyj Abp	2,718	171,675

		2,344,553

FRANCE — 7.4%
Aeroports de Paris	2,485	472,962
Air Liquide SA	5,491	692,657
Airbus SE	3,055	304,481
Atos SE	767	111,765
AXA SA	14,661	435,458
BNP Paribas SA	9,763	729,782
Bureau Veritas SA	4,432	121,287
Capgemini SE	883	104,854
Carrefour SA	4,259	92,260
Casino Guichard Perrachon SA	1,530	92,890
Cie de Saint-Gobain	3,072	169,614
Cie Generale des Etablissements Michelin	2,954	424,063
Credit Agricole SA	16,972	281,244
Danone SA	4,498	377,814
Dassault Systemes SE	4,692	499,130
Engie SA	11,354	195,442
Essilor International Cie Generale d’Optique SA	3,371	465,306
Eutelsat Communications SA	3,172	73,493
Hermes International	847	453,871
Iliad SA	472	113,214
Kering	414	195,373
L’Oreal SA	5,897	1,309,653
Legrand SA	3,904	300,918
LVMH Moet Hennessy Louis Vuitton SE	4,311	1,270,350

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Orange SA	9,586	$166,620
Pernod Ricard SA	647	102,514
Publicis Groupe SA	2,296	156,186
Renault SA	1,416	142,675
Safran SA	1,178	121,523
Sanofi	6,236	538,026
Schneider Electric SE (b)	2,249	191,365
SCOR SE	9,801	394,793
SEB SA	709	131,494
Societe BIC SA	532	58,555
Societe Generale SA	8,509	439,868
Sodexo SA	2,837	381,717
Thales SA	4,315	465,709
TOTAL SA (d)	15,612	863,201
Unibail-Rodamco SE REIT	354	89,267
Valeo SA	4,018	300,441
Vinci SA	2,190	223,923
Vivendi SA	6,033	162,420

		14,218,178

GERMANY — 8.8%
adidas AG	2,953	592,708
Allianz SE	2,367	544,299
BASF SE	14,661	1,615,076
Bayer AG	13,744	1,716,395
Bayerische Motoren Werke AG	2,072	216,038
Beiersdorf AG	4,806	564,985
CECONOMY AG	4,434	67,113
Commerzbank AG (b)	15,629	234,685
Continental AG	2,124	573,990
Covestro AG (c)	1,552	160,329
Daimler AG	8,039	683,449
Deutsche Bank AG	17,087	325,724
Deutsche Boerse AG	1,566	182,028
Deutsche Lufthansa AG	4,846	178,762
Deutsche Post AG	16,325	779,222
Deutsche Telekom AG	13,065	232,111
E.ON SE	19,378	210,841
Fresenius Medical Care AG & Co. KGaA	4,845	510,693
Fresenius SE & Co. KGaA	3,494	273,007
Fuchs Petrolub SE Preference Shares	1,593	84,645
GEA Group AG	2,424	116,459
Hannover Rueck SE	1,060	133,522
HeidelbergCement AG	885	95,909
Henkel AG & Co. KGaA	4,018	482,482
Henkel AG & Co. KGaA Preference Shares	2,583	342,269
HUGO BOSS AG	1,475	125,648
Infineon Technologies AG	6,086	166,880
Innogy SE (c)	5,716	224,274
Linde AG (b)	700	163,615
MAN SE	3,071	351,803
Merck KGaA	1,891	203,796
METRO AG (b)	3,818	76,334
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,658	576,905
Porsche Automobil Holding SE Preference Shares	2,421	202,860
ProSiebenSat.1 Media SE	3,190	109,956

RWE AG (b)	7,504	153,184
SAP SE	16,564	1,858,726
Siemens AG	3,071	428,321
ThyssenKrupp AG	4,666	135,675
TUI AG	10,204	212,573
Uniper SE	10,175	317,672
United Internet AG	1,816	125,039
Volkswagen AG Preference Shares	2,779	555,448

		16,905,450

HONG KONG — 5.3%
AIA Group, Ltd.	177,823	1,516,112
Bank of East Asia, Ltd.	24,071	104,231
BOC Hong Kong Holdings, Ltd.	29,536	149,620
CK Asset Holdings, Ltd.	27,620	241,317
CK Hutchison Holdings, Ltd.	27,500	345,100
CK Infrastructure Holdings, Ltd.	59,000	506,805
CLP Holdings, Ltd.	88,000	900,004
Galaxy Entertainment Group, Ltd.	30,000	240,620
Hang Seng Bank, Ltd.	47,229	1,172,070
HK Electric Investments & HK Electric Investments, Ltd. (c) (d)	264,540	241,958
HKT Trust & HKT, Ltd.	295,540	376,547
Hong Kong & China Gas Co., Ltd.	228,066	446,954
Hong Kong Exchanges & Clearing, Ltd.	22,397	687,040
Jardine Matheson Holdings, Ltd.	1,800	109,350
Jardine Strategic Holdings, Ltd.	2,600	102,908
Li & Fung, Ltd.	156,000	85,610
Link REIT	29,500	273,403
MTR Corp., Ltd.	118,167	692,317
New World Development Co., Ltd.	123,567	185,573
PCCW, Ltd.	295,000	171,325
Power Assets Holdings, Ltd.	59,000	497,749
Sands China, Ltd.	47,200	243,629
Swire Pacific, Ltd. Class A	27,500	254,516
Techtronic Industries Co., Ltd.	29,500	192,269
WH Group, Ltd. (c)	163,000	183,907
Yue Yuen Industrial Holdings, Ltd.	59,500	233,668

		10,154,602

IRELAND — 0.9%
CRH PLC	3,024	108,773
Experian PLC	16,567	366,644
Kerry Group PLC Class A	7,626	856,208
Paddy Power Betfair PLC	944	112,449
Ryanair Holdings PLC ADR (b)	3,315	345,390

		1,789,464

ISRAEL — 1.0%
Azrieli Group, Ltd.	2,205	123,408
Bank Hapoalim BM	60,196	443,713
Bank Leumi Le-Israel BM	71,102	429,481
Bezeq The Israeli Telecommunication Corp., Ltd.	51,764	78,429
Check Point Software Technologies, Ltd. (b)	3,098	321,015
Mizrahi Tefahot Bank, Ltd.	14,367	265,477
Teva Pharmaceutical Industries, Ltd.	9,270	175,299

		1,836,822

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

ITALY — 0.9%
Assicurazioni Generali SpA	12,121	$221,234
Enel SpA	62,943	387,736
Eni SpA	11,922	197,560
Ferrari NV	859	90,204
Intesa Sanpaolo SpA	74,415	247,520
Luxottica Group SpA	2,183	134,082
Snam SpA	31,291	153,303
Telecom Italia SpA/Milano Savings Shares	128,779	92,164
UniCredit SpA (b)	10,450	195,503

		1,719,306

JAPAN — 23.7%
ABC-Mart, Inc.	4,400	252,712
Aeon Co., Ltd.	5,900	99,643
Ajinomoto Co., Inc.	6,000	112,969
ANA Holdings, Inc.	11,800	492,950
Aozora Bank, Ltd.	4,600	179,059
Asahi Group Holdings, Ltd.	5,900	292,774
Astellas Pharma, Inc.	64,800	826,610
Benesse Holdings, Inc.	5,900	208,189
Bridgestone Corp.	14,800	688,170
Canon, Inc.	29,500	1,099,867
Chubu Electric Power Co., Inc.	5,900	73,351
Concordia Financial Group, Ltd.	11,100	67,004
Dai-ichi Life Holdings, Inc.	11,208	231,224
Daicel Corp.	5,100	58,040
Daiichi Sankyo Co., Ltd.	11,706	305,198
Daito Trust Construction Co., Ltd.	2,800	571,061
Daiwa House Industry Co., Ltd.	6,000	230,466
Daiwa House REIT Investment Corp.	31	73,668
Denso Corp.	4,900	294,174
Disco Corp.	500	111,274
East Japan Railway Co.	5,900	575,859
Eisai Co., Ltd.	4,900	279,080
FamilyMart UNY Holdings Co., Ltd.	4,900	343,631
Fujitsu, Ltd.	13,000	92,633
Hitachi, Ltd.	53,000	413,038
Honda Motor Co., Ltd.	13,100	449,110
Hoya Corp.	6,000	299,760
Inpex Corp.	5,700	71,294
Isuzu Motors, Ltd.	7,700	128,983
ITOCHU Corp.	16,214	302,690
Japan Airlines Co., Ltd.	11,800	461,735
Japan Exchange Group, Inc.	11,806	205,518
Japan Post Bank Co., Ltd.	11,500	149,760
Japan Post Holdings Co., Ltd.	7,300	83,725
Japan Prime Realty Investment Corp. REIT	59	187,501
Japan Real Estate Investment Corp. REIT	54	256,458
Japan Retail Fund Investment Corp. REIT	177	324,618
Japan Tobacco, Inc.	21,000	676,884
JFE Holdings, Inc.	7,400	177,758
JXTG Holdings, Inc.	40,182	259,319
Kajima Corp.	51,000	490,759
Kakaku.com, Inc.	5,900	99,774
Kansai Electric Power Co., Inc.	6,300	77,177

Kao Corp.	11,800	798,084
KDDI Corp.	41,118	1,023,661
Keikyu Corp.	16,300	313,267
Keyence Corp.	1,700	952,543
Kirin Holdings Co., Ltd.	19,800	499,262
Koito Manufacturing Co., Ltd.	1,600	112,490
Komatsu, Ltd.	5,900	213,584
Konami Holdings Corp.	1,600	88,060
Kubota Corp.	5,900	115,722
Kyowa Hakko Kirin Co., Ltd.	5,900	114,124
Kyushu Railway Co.	10,519	326,355
Lawson, Inc.	4,200	279,254
M3, Inc.	5,500	193,586
Marubeni Corp.	41,100	297,752
Mazda Motor Corp.	5,900	79,164
McDonald’s Holdings Co. Japan, Ltd. (d)	5,900	259,516
MEIJI Holdings Co., Ltd.	4,900	417,142
Miraca Holdings, Inc.	3,384	144,943
MISUMI Group, Inc.	4,200	122,290
Mitsubishi Chemical Holdings Corp.	17,700	194,284
Mitsubishi Corp.	12,300	339,901
Mitsubishi Electric Corp.	6,000	99,680
Mitsubishi Heavy Industries, Ltd.	4,300	160,701
Mitsubishi Tanabe Pharma Corp.	17,813	368,752
Mitsubishi UFJ Financial Group, Inc.	129,500	950,012
Mitsui & Co., Ltd.	18,000	292,730
Mizuho Financial Group, Inc.	443,300	805,141
MS&AD Insurance Group Holdings, Inc.	5,900	199,757
Murata Manufacturing Co., Ltd.	1,500	201,332
Nagoya Railroad Co., Ltd.	11,600	292,137
NH Foods, Ltd.	9,000	219,547
Nippon Building Fund, Inc. REIT	32	156,520
Nippon Prologis REIT, Inc.	119	251,733
Nippon Steel & Sumitomo Metal Corp.	8,100	207,875
Nippon Telegraph & Telephone Corp.	23,600	1,110,551
Nippon Yusen KK (b)	3,600	87,851
Nissan Motor Co., Ltd.	17,716	176,688
Nissin Foods Holdings Co., Ltd.	5,900	431,043
Nitori Holdings Co., Ltd.	3,300	470,613
Nitto Denko Corp.	3,600	319,893
Nomura Holdings, Inc.	24,400	144,061
Nomura Real Estate Master Fund, Inc.	294	365,118
Nomura Research Institute, Ltd.	2,600	120,941
NTT DOCOMO, Inc.	49,522	1,169,801
Obayashi Corp.	12,700	153,775
Oracle Corp. Japan	5,000	414,558
Oriental Land Co., Ltd.	7,200	656,405
ORIX Corp.	10,400	175,826
Osaka Gas Co., Ltd.	11,800	227,306
Otsuka Corp.	5,200	398,828
Otsuka Holdings Co., Ltd.	11,700	513,907
Panasonic Corp.	12,700	185,962
Park24 Co., Ltd. (d)	5,900	141,254
Recruit Holdings Co., Ltd.	36,305	902,388
Resona Holdings, Inc.	30,000	179,254
Ricoh Co., Ltd.	6,600	61,342
Ryohin Keikaku Co., Ltd.	600	186,951
Sankyo Co., Ltd.	5,900	185,668
Santen Pharmaceutical Co., Ltd.	11,800	185,511

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Secom Co., Ltd.	5,900	$445,551
Sekisui House, Ltd.	5,900	106,609
Seven & i Holdings Co., Ltd.	5,800	241,113
Shimamura Co., Ltd.	1,200	132,091
Shimano, Inc.	800	112,561
Shionogi & Co., Ltd.	5,300	286,854
SMC Corp.	700	288,202
SoftBank Group Corp.	5,500	435,508
Sompo Holdings, Inc.	2,700	104,597
Sony Corp.	5,600	252,684
Start Today Co., Ltd.	4,500	136,818
Subaru Corp.	11,900	378,497
Sumitomo Corp.	11,912	202,499
Sumitomo Electric Industries, Ltd.	6,000	101,465
Sumitomo Mitsui Financial Group, Inc.	16,600	717,344
Sumitomo Mitsui Trust Holdings, Inc.	4,600	182,652
Suntory Beverage & Food, Ltd.	11,587	515,321
Suzuki Motor Corp.	1,100	63,803
Sysmex Corp.	4,900	385,823
T&D Holdings, Inc.	4,800	82,109
Taisei Corp.	5,400	268,921
Taisho Pharmaceutical Holdings Co., Ltd.	5,100	407,457
Takeda Pharmaceutical Co., Ltd.	16,500	937,563
Terumo Corp.	5,800	274,940
Tobu Railway Co., Ltd.	11,000	355,437
Tohoku Electric Power Co., Inc.	5,900	75,472
Tokio Marine Holdings, Inc.	5,700	260,130
Tokyo Electric Power Co. Holdings, Inc. (b)	46,200	182,913
Tokyo Gas Co., Ltd.	9,208	210,766
Toray Industries, Inc.	52,000	490,457
Toshiba Corp. (b)	29,000	81,607
Tosoh Corp.	3,500	79,352
Toyo Suisan Kaisha, Ltd.	11,700	500,093
Toyota Motor Corp.	22,400	1,434,276
Toyota Tsusho Corp.	5,000	201,287
Trend Micro, Inc.	1,500	85,087
Tsuruha Holdings, Inc.	600	81,598
Unicharm Corp.	5,506	143,185
United Urban Investment Corp. REIT	236	339,597
USS Co., Ltd.	11,800	249,932
West Japan Railway Co.	5,000	365,158
Yahoo! Japan Corp. (d)	23,600	108,311
Yamada Denki Co., Ltd. (d)	42,800	235,941
Yamato Holdings Co., Ltd.	8,000	161,030

		45,434,474

LUXEMBOURG — 0.3%
ArcelorMittal (b)	5,259	171,231
RTL Group SA	3,492	281,238
SES SA	4,775	74,597

		527,066

MEXICO — 0.0% (a)
Fresnillo PLC	392	7,578

NETHERLANDS — 2.6%
Aegon NV	22,195	141,654
Akzo Nobel NV	1,317	115,478
ASML Holding NV	7,074	1,232,971

Boskalis Westminster	2,238	84,465
EXOR NV	2,131	130,760
Heineken NV	942	98,331
ING Groep NV	20,646	379,933
Koninklijke Ahold Delhaize NV	10,382	228,577
Koninklijke DSM NV	1,626	155,556
Koninklijke KPN NV	21,952	76,655
Koninklijke Philips NV	4,220	159,825
NN Group NV	8,758	379,860
Randstad Holding NV	1,522	93,647
Royal Dutch Shell PLC Class A	27,816	933,176
Royal Dutch Shell PLC Class B	17,067	579,147
Wolters Kluwer NV	2,424	126,559

		4,916,594

NEW ZEALAND — 0.3%
Auckland International Airport, Ltd.	25,955	119,616
Meridian Energy, Ltd.	45,608	94,876
Ryman Healthcare, Ltd.	13,837	104,215
Spark New Zealand, Ltd.	69,669	179,861

		498,568

NORWAY — 0.4%
DNB ASA	8,216	152,782
Gjensidige Forsikring ASA	4,022	76,168
Statoil ASA	10,626	227,607
Telenor ASA	7,155	153,871
Yara International ASA	1,825	84,050

		694,478

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	23,374	80,975
Jeronimo Martins SGPS SA	5,022	97,662

		178,637

SINGAPORE — 2.2%
ComfortDelGro Corp., Ltd.	59,000	87,414
DBS Group Holdings, Ltd.	50,803	944,668
Keppel Corp., Ltd.	28,311	155,706
Oversea-Chinese Banking Corp., Ltd.	117,602	1,090,309
SATS, Ltd.	29,900	116,342
Singapore Airlines, Ltd.	59,000	471,064
Singapore Press Holdings, Ltd. (d)	59,000	116,993
Singapore Technologies Engineering, Ltd.	59,000	143,924
Singapore Telecommunications, Ltd.	301,300	804,880
StarHub, Ltd.	59,000	125,823
United Overseas Bank, Ltd.	11,875	235,030

		4,292,153

SOUTH AFRICA — 0.1%
Investec PLC	3,597	26,032
Mediclinic International PLC (d)	1,198	10,526
Mondi PLC	6,333	165,428

		201,986

SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	3,232	126,598
Amadeus IT Group SA	8,688	627,101
Banco Bilbao Vizcaya Argentaria SA	49,904	426,185
Banco de Sabadell SA	49,981	99,388

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Banco Santander SA	131,213	$863,274
CaixaBank SA	27,792	129,786
Endesa SA	7,567	162,239
Iberdrola SA	29,737	230,675
Industria de Diseno Textil SA	20,164	703,265
Repsol SA	15,188	268,916
Telefonica SA	24,394	238,000

		3,875,427

SWEDEN — 2.4%
Alfa Laval AB	5,185	122,730
Assa Abloy AB Class B	15,119	314,660
Atlas Copco AB Class A	16,202	700,916
Atlas Copco AB Class B	3,547	136,291
Boliden AB	4,071	139,520
Electrolux AB Series B	2,961	95,584
Essity AB Class B (b)	2,600	73,991
Hennes & Mauritz AB Class B (d)	26,013	537,893
Hexagon AB Class B	3,551	178,211
ICA Gruppen AB	3,131	113,921
Investor AB Class B	5,736	262,087
Kinnevik AB Class B	5,732	194,135
L E Lundbergforetagen AB Class B	2,013	150,714
Nordea Bank AB	17,572	213,117
Sandvik AB	8,217	144,218
Skandinaviska Enskilda Banken AB Class A	9,046	106,398
Skanska AB Class B	7,391	153,462
Svenska Handelsbanken AB Class A	8,178	112,070
Swedbank AB Class A	4,370	105,627
Swedish Match AB	4,319	170,492
Telefonaktiebolaget LM Ericsson Class B	16,325	107,371
Telia Co. AB	50,030	223,340
Volvo AB Class B	9,105	169,812

		4,526,560

SWITZERLAND — 11.9%
ABB, Ltd.	36,145	968,812
Adecco Group AG (b)	2,954	225,983
Baloise Holding AG	1,475	229,613
Barry Callebaut AG (b)	118	246,171
Chocoladefabriken Lindt & Spruengli AG	118	720,472
Cie Financiere Richemont SA	1,237	112,085
Coca-Cola HBC AG (b)	395	12,931
Credit Suisse Group AG (b)	19,729	352,267
EMS-Chemie Holding AG	177	118,151
Ferguson PLC	4,562	328,927
Geberit AG	824	362,831
Givaudan SA	294	679,413
Glencore PLC (b)	74,625	393,701
Julius Baer Group, Ltd. (b)	4,000	244,638
Kuehne + Nagel International AG	5,140	909,851
LafargeHolcim, Ltd. (b) (e)	944	53,230
LafargeHolcim, Ltd. (b) (e)	1,121	63,320
Nestle SA	54,539	4,689,962
Novartis AG	18,759	1,586,189
Partners Group Holding AG (d)	768	526,449
Roche Holding AG	16,521	4,178,991

Schindler Holding AG (e)	824	189,660
Schindler Holding AG (e)	706	159,747
SGS SA	118	307,684
Sika AG	57	452,725
Sonova Holding AG	4,093	639,256
Straumann Holding AG	105	74,184
Swatch Group AG	354	144,361
Swiss Life Holding AG (b)	649	229,764
Swiss Prime Site AG (b)	5,258	485,603
Swiss Re AG	10,823	1,013,442
Swisscom AG	1,709	909,304
UBS Group AG (b)	21,356	393,152
Vifor Pharma AG	590	75,619
Zurich Insurance Group AG	2,242	682,378

		22,760,866

UNITED KINGDOM — 17.8%
3i Group PLC	22,859	282,477
Admiral Group PLC	9,015	244,145
Anglo American PLC (d)	7,831	164,145
Ashtead Group PLC	8,738	235,461
Associated British Foods PLC	5,589	213,207
AstraZeneca PLC	32,369	2,242,340
Auto Trader Group PLC (c)	1,105	5,274
Aviva PLC	20,359	139,493
Babcock International Group PLC	5,068	48,367
BAE Systems PLC	107,020	829,540
Barclays PLC	179,562	493,335
Barratt Developments PLC	17,697	155,009
Berkeley Group Holdings PLC	3,012	171,006
BP PLC	98,505	696,511
British American Tobacco PLC	13,176	894,400
British Land Co. PLC REIT	4,231	39,578
BT Group PLC	225,510	828,844
Bunzl PLC	6,658	186,617
Burberry Group PLC	8,146	197,469
Capita PLC	3,876	21,020
Carnival PLC	3,791	250,875
Centrica PLC	137,298	255,007
CNH Industrial NV	8,102	108,672
Cobham PLC (b)	27,672	47,278
Compass Group PLC	67,345	1,457,615
ConvaTec Group PLC (c)	1,961	5,451
Croda International PLC	2,617	156,616
DCC PLC	318	32,113
Diageo PLC	60,213	2,219,598
Direct Line Insurance Group PLC	58,576	302,454
easyJet PLC	940	18,616
Fiat Chrysler Automobiles NV (b)	15,594	279,194
G4S PLC	6,590	23,802
GKN PLC	43,663	188,654
GlaxoSmithKline PLC	41,933	750,186
Hammerson PLC REIT	3,178	23,516
Hargreaves Lansdown PLC	5,724	139,531
HSBC Holdings PLC	151,277	1,569,384
IMI PLC	5,698	102,747
Imperial Brands PLC	24,010	1,028,302
InterContinental Hotels Group PLC	218	13,916
International Consolidated Airlines Group SA	3,930	34,148

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Intertek Group PLC	2,918	$204,866
ITV PLC	77,064	172,531
J Sainsbury PLC	21,840	71,319
John Wood Group PLC	1,079	9,488
Johnson Matthey PLC	3,647	151,705
Kingfisher PLC	65,644	299,877
Land Securities Group PLC REIT	3,715	50,657
Legal & General Group PLC	115,830	428,231
Lloyds Banking Group PLC	319,959	294,580
London Stock Exchange Group PLC	4,734	242,901
Marks & Spencer Group PLC (d)	34,757	148,011
Meggitt PLC	3,758	24,513
Merlin Entertainments PLC (c)	2,554	12,538
Micro Focus International PLC	433	14,778
National Grid PLC	66,288	784,712
Next PLC	2,982	182,534
Old Mutual PLC	23,057	72,268
Pearson PLC	6,619	65,900
Persimmon PLC	6,661	246,712
Prudential PLC	8,480	218,586
Randgold Resources, Ltd.	3,348	335,599
Reckitt Benckiser Group PLC	18,946	1,773,284
RELX NV	20,339	468,068
RELX PLC	44,516	1,047,209
Rio Tinto PLC	23,069	1,230,164
Rio Tinto, Ltd.	6,860	406,762
Rolls-Royce Holdings PLC (b)	6,351	72,768
Royal Bank of Scotland Group PLC (b)	19,678	74,002
Royal Mail PLC	43,502	266,284
RSA Insurance Group PLC	3,955	33,840
Sage Group PLC	21,044	227,169
Schroders PLC	2,153	102,402
Segro PLC REIT	2,320	18,422
Severn Trent PLC	1,947	56,943
Sky PLC (b)	16,689	228,470
Smith & Nephew PLC	32,925	573,666
Smiths Group PLC	6,633	133,695
SSE PLC	32,843	586,454
St James’s Place PLC	758	12,571
Standard Chartered PLC (b)	23,620	249,257
Standard Life Aberdeen PLC	11,191	66,095
Taylor Wimpey PLC	67,173	187,552
Tesco PLC	60,615	171,579
Travis Perkins PLC	4,498	95,347
Unilever NV	32,145	1,812,450
Unilever PLC	27,025	1,508,203
United Utilities Group PLC	5,530	62,052
Vodafone Group PLC	263,148	836,538
Weir Group PLC	558	16,025
Whitbread PLC	3,340	180,727
Wm Morrison Supermarkets PLC	17,900	53,247
Worldpay Group PLC (c)	15,315	88,256
WPP PLC	22,440	407,070

		34,174,790

UNITED STATES — 0.1%
Shire PLC	2,788	147,087

TOTAL COMMON STOCKS (Cost $168,861,566)		190,746,602

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Transurban Group (expiring 01/24/18) (b) (f)	2,808	—

SPAIN — 0.0% (a)
Repsol SA (expiring 1/10/18) (b)	14,676	6,679

TOTAL RIGHTS (Cost $6,726)		6,679

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	108,886	108,886
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,562,821	1,562,821

TOTAL SHORT-TERM INVESTMENTS (Cost $1,671,707)		1,671,707

TOTAL INVESTMENTS — 100.5%
(Cost $170,539,999)		192,424,988
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(995,602)

NET ASSETS — 100.0%		$191,429,386

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at December 31, 2017.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$10,047,512	$—	$—		$10,047,512
Austria	150,032	—	—		150,032
Belgium	1,880,673	—	—		1,880,673
Chile	11,937	—	—		11,937
Denmark	7,451,809	—	—		7,451,809
Finland	2,344,553	—	—		2,344,553
France	14,218,178	—	—		14,218,178
Germany	16,905,450	—	—		16,905,450
Hong Kong	10,154,602	—	—		10,154,602
Ireland	1,789,464	—	—		1,789,464
Israel	1,836,822	—	—		1,836,822
Italy.	1,719,306	—	—		1,719,306
Japan	45,434,474	—	—		45,434,474
Luxembourg	527,066	—	—		527,066
Mexico	7,578	—	—		7,578
Netherlands	4,916,594	—	—		4,916,594
New Zealand	498,568	—	—		498,568
Norway	694,478	—	—		694,478
Portugal	178,637	—	—		178,637
Singapore	4,292,153	—	—		4,292,153
South Africa	201,986	—	—		201,986
Spain	3,875,427	—	—		3,875,427
Sweden	4,526,560	—	—		4,526,560
Switzerland	22,760,866	—	—		22,760,866
United Kingdom	34,174,790	—	—		34,174,790
United States	147,087	—	—		147,087
Rights
Australia	—	—	0	(a)	—
Spain	6,679	—	—		6,679
Short-Term Investments	1,671,707	—	—		1,671,707

TOTAL INVESTMENTS	$192,424,988	$—	$0		$192,424,988

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	152,020	$152,020	$2,325,245	$2,368,379	$—	$—	108,886	$108,886	$915
State Street Navigator Securities Lending Government Money Market Portfolio	666,545	666,545	6,326,830	5,430,554	—	—	1,562,821	1,562,821	5,544

TOTAL		$818,565	$8,652,075	$7,798,933	$—	$—		$1,671,707	$6,459

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 5.0%
Ambev SA	69,065	$443,069
Ambev SA ADR	388,376	2,508,909
Atacadao Distribuicao Comercio e Industria Ltda (a)	6,500	29,883
B3 SA — Brasil Bolsa Balcao	15,958	109,591
Banco Bradesco SA	18,225	176,146
Banco Bradesco SA Preference Shares	53,020	541,053
Banco do Brasil SA	24,958	239,415
Banco Santander Brasil SA	8,126	78,097
BB Seguridade Participacoes SA	63,169	542,548
BR Malls Participacoes SA	8,246	31,646
Braskem SA Class A, Preference Shares	2,722	35,179
BRF SA (a)	1,524	16,815
BRF SA ADR (a) (b)	4,052	45,625
CCR SA	7,568	36,846
Centrais Eletricas Brasileiras SA (a)	5,400	31,484
Centrais Eletricas Brasileiras SA ADR	5,682	38,581
Centrais Eletricas Brasileiras SA Class B, Preference Shares	490	3,353
Cia Brasileira de Distribuicao Preference Shares	532	12,659
Cia Brasileira de Distribuicao Preference Shares ADR	1,714	40,399
Cia de Saneamento Basico do Estado de Sao Paulo	1,934	20,016
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,839	40,118
Cia Energetica de Minas Gerais (a) (c)	50	99
Cia Energetica de Minas Gerais (a) (c)	868	1,806
Cia Energetica de Minas Gerais ADR (b)	27,789	57,245
Cia Energetica de Minas Gerais Preference Shares	4,886	10,119
Cia Siderurgica Nacional SA (a)	1,232	3,112
Cia Siderurgica Nacional SA ADR (a) (b)	10,305	25,247
Cielo SA	131,133	929,803
Cosan SA Industria e Comercio	2,050	25,647
EDP — Energias do Brasil SA	5,800	24,479
Embraer SA	980	5,909
Embraer SA ADR	3,282	78,538
Engie Brasil Energia SA	12,841	137,465
Equatorial Energia SA	14,185	280,741
Fibria Celulose SA ADR	3,355	49,318
Gerdau SA Preference Shares	19,420	72,479
Hypermarcas SA	982	10,657
Itau Unibanco Holding SA Preference Shares	1,745	22,400
Itau Unibanco Holding SA Preference Shares ADR	53,732	698,516
Itausa — Investimentos Itau SA Preference Shares	327,593	1,068,571
JBS SA	52,332	154,767
Klabin SA	4,939	26,205
Kroton Educacional SA	14,604	81,009
Localiza Rent a Car SA	2,205	14,664
Lojas Americanas SA Preference Shares	4,321	22,210
Lojas Renner SA	49,996	534,912

M Dias Branco SA	7,987	125,448
Multiplan Empreendimentos Imobiliarios SA	210	4,489
Natura Cosmeticos SA	604	6,020
Odontoprev SA	21,940	105,232
Petroleo Brasileiro SA (a)	15,182	77,395
Petroleo Brasileiro SA ADR (a)	24,748	254,657
Petroleo Brasileiro SA Preference Shares (a)	33,433	162,272
Petroleo Brasileiro SA Preference Shares ADR (a)	27,187	267,248
Porto Seguro SA	1,916	20,985
Qualicorp SA	746	6,972
Raia Drogasil SA	12,071	334,062
Rumo SA (a)	7,841	30,659
Sul America SA	15,692	88,274
Suzano Papel e Celulose SA	3,400	19,157
Telefonica Brasil SA ADR	5,981	88,698
Telefonica Brasil SA Preference Shares	644	9,439
Tim Participacoes SA	1,806	7,132
Tim Participacoes SA ADR (b)	2,971	57,370
Transmissora Alianca de Energia Eletrica SA	1,400	9,007
Ultrapar Participacoes SA	378	8,547
Ultrapar Participacoes SA ADR	4,058	92,238
Vale SA	17,702	214,851
Vale SA ADR	25,473	311,535
WEG SA	32,319	234,907

		11,893,944

CHILE — 1.8%
AES Gener SA	112,012	37,102
Aguas Andinas SA Class A	934,358	618,975
Banco de Chile	1,237,659	198,434
Banco de Chile ADR	10,520	1,015,496
Banco de Credito e Inversiones	2,566	178,499
Banco Santander Chile	90,118	7,062
Banco Santander Chile ADR	1,833	57,318
Cencosud SA	36,166	106,849
Cia Cervecerias Unidas SA	2,256	33,850
Cia Cervecerias Unidas SA ADR	4,790	141,688
Colbun SA	414,528	95,345
Embotelladora Andina SA Class B, Preference Shares	1,220	6,092
Empresa Nacional de Telecomunicaciones SA	1,189	13,366
Empresas CMPC SA	16,443	55,913
Empresas COPEC SA	12,508	197,604
Enel Americas SA	110,675	24,661
Enel Americas SA ADR	11,281	126,009
Enel Chile SA	176,260	20,868
Enel Chile SA ADR	4,933	28,019
Enel Generacion Chile SA	26,934	24,389
Enel Generacion Chile SA ADR	11,276	303,437
Itau CorpBanca ADR (b)	1,420	19,085
Latam Airlines Group SA	616	8,732
Latam Airlines Group SA ADR (b)	4,204	58,436
SACI Falabella	85,515	852,995
Sociedad Quimica y Minera de Chile SA ADR	411	24,401

		4,254,625

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

CHINA — 24.5%
3SBio, Inc. (a) (b) (d)	52,890	$103,787
58.com, Inc. ADR (a)	167	11,952
AAC Technologies Holdings, Inc.	85,500	1,524,657
Agile Group Holdings, Ltd.	28,000	42,480
Agricultural Bank of China, Ltd. Class H	3,080,000	1,434,152
Air China, Ltd. Class H	52,000	63,060
Alibaba Group Holding, Ltd. ADR (a) (b)	9,129	1,574,113
Aluminum Corp. of China, Ltd. Class H (a)	74,000	52,916
Anhui Conch Cement Co., Ltd. Class H	14,000	65,816
ANTA Sports Products, Ltd.	149,000	675,687
Autohome, Inc. ADR (a)	4,416	285,583
AviChina Industry & Technology Co., Ltd. Class H	58,000	30,865
Baidu, Inc. ADR (a)	4,536	1,062,377
Bank of China, Ltd. Class H	5,114,071	2,512,125
Bank of Communications Co., Ltd. Class H	495,000	367,262
Beijing Capital International Airport Co., Ltd. Class H	128,000	192,885
Beijing Enterprises Holdings, Ltd.	12,500	74,194
Beijing Enterprises Water Group, Ltd. (a)	38,000	29,409
Brilliance China Automotive Holdings, Ltd.	186,000	497,282
Byd Co., Ltd. Class H (b)	6,000	52,269
BYD Electronic International Co., Ltd. (b)	11,000	23,949
CGN Power Co., Ltd. Class H (d)	126,100	34,197
China Cinda Asset Management Co., Ltd. Class H	274,548	100,445
China CITIC Bank Corp., Ltd. Class H	756,000	473,872
China Communications Construction Co., Ltd. Class H	178,000	202,198
China Communications Services Corp., Ltd. Class H	96,000	64,350
China Conch Venture Holdings, Ltd.	20,000	46,308
China Construction Bank Corp. Class H	3,846,394	3,542,660
China Everbright Bank Co., Ltd. Class H	528,274	246,658
China Everbright International, Ltd.	19,000	27,124
China Everbright, Ltd.	18,000	40,249
China Evergrande Group (a)	20,625	71,104
China Galaxy Securities Co., Ltd. Class H	55,834	41,140
China Huarong Asset Management Co., Ltd. (d)	418,200	197,403
China Huishan Dairy Holdings Co.,
Ltd. (a) (e)	1,072,393	—
China Jinmao Holdings Group, Ltd.	88,000	38,724
China Life Insurance Co., Ltd. Class H	115,000	361,154
China Longyuan Power Group Corp., Ltd. Class H	55,000	39,118
China Medical System Holdings, Ltd.	247,733	577,398
China Mengniu Dairy Co., Ltd. (a)	152,000	452,074
China Merchants Bank Co., Ltd. Class H	77,500	308,323
China Merchants Port Holdings Co., Ltd.	37,812	98,916
China Minsheng Banking Corp., Ltd. Class H	270,800	271,240

China Mobile, Ltd.	563,997	5,717,673
China National Building Material Co., Ltd. Class H (b)	110,000	98,359
China Oilfield Services, Ltd. Class H	28,000	27,257
China Overseas Land & Investment, Ltd.	86,000	276,681
China Pacific Insurance Group Co., Ltd. Class H	31,400	150,828
China Petroleum & Chemical Corp. Class H	1,812,395	1,328,467
China Railway Construction Corp., Ltd. Class H	98,000	113,579
China Railway Group, Ltd. Class H	181,000	133,829
China Resources Beer Holdings Co., Ltd.	140,092	502,677
China Resources Gas Group, Ltd.	92,000	333,645
China Resources Land, Ltd.	56,444	166,069
China Resources Pharmaceutical Group, Ltd. (d)	69,000	89,325
China Resources Power Holdings Co., Ltd.	112,267	209,101
China Shenhua Energy Co., Ltd. Class H	72,500	187,805
China Southern Airlines Co., Ltd. Class H	34,000	35,099
China State Construction International Holdings, Ltd.	158,000	221,115
China Taiping Insurance Holdings Co., Ltd.	25,210	94,490
China Telecom Corp., Ltd. Class H	1,076,000	512,034
China Unicom Hong Kong, Ltd. (a)	218,000	294,485
China Vanke Co., Ltd. Class H	84,892	338,817
Chongqing Rural Commercial Bank Co., Ltd. Class H	117,000	82,617
CITIC Securities Co., Ltd. Class H	28,000	57,739
CITIC, Ltd.	184,000	265,503
CNOOC, Ltd.	429,000	615,734
COSCO SHIPPING Ports, Ltd.	261,816	272,289
Country Garden Holdings Co., Ltd.	47,266	90,090
CRRC Corp., Ltd. Class H	95,000	101,595
CSPC Pharmaceutical Group, Ltd.	738,000	1,489,727
Ctrip.com International, Ltd. ADR (a)	1,316	58,036
Dongfeng Motor Group Co., Ltd. Class H	250,000	302,534
ENN Energy Holdings, Ltd.	9,000	64,185
Far East Horizon, Ltd.	51,000	43,515
Fosun International, Ltd.	41,500	91,947
Fuyao Glass Industry Group Co., Ltd. Class H (d)	49,200	207,378
Geely Automobile Holdings, Ltd.	372,000	1,289,601
GF Securities Co., Ltd. Class H	26,600	53,491
GOME Retail Holdings, Ltd.	300,000	36,074
Great Wall Motor Co., Ltd. Class H	278,500	318,854
Guangdong Investment, Ltd.	752,000	1,006,220
Guangzhou Automobile Group Co., Ltd. Class H	22,000	52,120
Guangzhou R&F Properties Co., Ltd. Class H	22,000	49,587
Haitian International Holdings, Ltd.	40,000	120,246
Haitong Securities Co., Ltd. Class H	63,200	91,680
Hengan International Group Co., Ltd.	88,874	986,251
Huaneng Power International, Inc. Class H	190,000	119,095

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Huaneng Renewables Corp., Ltd. Class H	130,000	$44,069
Huatai Securities Co., Ltd. Class H (d)	24,043	47,857
Industrial & Commercial Bank of China, Ltd. Class H	3,203,448	2,577,576
JD.com, Inc. ADR (a)	1,691	70,041
Jiangsu Expressway Co., Ltd. Class H	366,000	557,149
Jiangxi Copper Co., Ltd. Class H	58,000	92,001
Kingsoft Corp., Ltd. (b)	2,000	6,652
Kunlun Energy Co., Ltd.	58,000	60,394
Lenovo Group, Ltd.	564,915	318,687
Longfor Properties Co., Ltd.	23,500	58,860
NetEase, Inc. ADR	8,367	2,887,201
New China Life Insurance Co., Ltd. Class H	13,100	89,486
New Oriental Education & Technology Group, Inc. ADR	11,979	1,126,026
People’s Insurance Co. Group of China, Ltd. Class H	248,000	122,139
PetroChina Co., Ltd. Class H	1,664,000	1,160,094
PICC Property & Casualty Co., Ltd. Class H	342,180	657,458
Ping An Insurance Group Co. of China, Ltd. Class H	73,500	764,871
Semiconductor Manufacturing International Corp. (a) (b)	193,200	334,139
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	276,000	200,893
Shanghai Electric Group Co., Ltd. Class H (a)	104,000	42,838
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	9,623
Shanghai Industrial Holdings, Ltd.	11,000	31,520
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,627	223,591
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	67,700	183,165
Shenzhou International Group Holdings, Ltd.	106,000	1,008,839
Sihuan Pharmaceutical Holdings Group, Ltd.	886,000	318,481
SINA Corp. (a)	619	62,092
Sino-Ocean Group Holding, Ltd.	89,500	61,710
Sinopec Shanghai Petrochemical Co., Ltd. Class H	54,000	30,740
Sinopharm Group Co., Ltd. Class H	47,200	204,081
SOHO China, Ltd.	22,000	12,861
Sunac China Holdings, Ltd. (b)	9,697	40,129
Sunny Optical Technology Group Co., Ltd.	64,893	829,290
TAL Education Group ADR	7,791	231,471
Tencent Holdings, Ltd.	103,078	5,353,468
Tingyi Cayman Islands Holding Corp.	18,000	34,999
TravelSky Technology, Ltd. Class H	182,000	545,956
Tsingtao Brewery Co., Ltd. Class H	40,000	206,209
Vipshop Holdings, Ltd. ADR (a)	5,939	69,605
Want Want China Holdings, Ltd.	462,000	387,103
Weibo Corp. ADR (a)	3,026	313,070
Weichai Power Co., Ltd. Class H	40,000	43,800

Yanzhou Coal Mining Co., Ltd. Class H	46,000	53,783
YY, Inc. ADR (a)	2,847	321,882
Zhejiang Expressway Co., Ltd. Class H	20,000	21,977
Zhuzhou CRRC Times Electric Co., Ltd. Class H	39,000	253,687
Zijin Mining Group Co., Ltd. Class H	224,000	84,530
ZTE Corp. Class H (a)	34,880	130,957

		58,895,968

COLOMBIA — 0.4%
Bancolombia SA	3,790	38,071
Bancolombia SA ADR	1,373	54,453
Bancolombia SA Preference Shares	2,894	29,013
Cementos Argos SA	1,555	6,002
Ecopetrol SA	9,534	7,060
Ecopetrol SA ADR (b)	4,156	60,802
Grupo Argos SA	11,397	79,735
Grupo Aval Acciones y Valores SA Preference Shares	32,251	13,940
Grupo de Inversiones Suramericana SA	4,284	57,847
Grupo de Inversiones Suramericana SA Preference Shares	8,067	105,416
Interconexion Electrica SA ESP	85,737	407,930

		860,269

CZECH REPUBLIC — 0.3%
CEZ A/S	5,266	122,981
Komercni banka A/S	5,897	253,798
Moneta Money Bank A/S (d)	57,479	222,778
O2 Czech Republic A/S	14,483	188,361

		787,918

EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR	146,544	636,734
Egyptian Financial Group-Hermes Holding Co.	7,087	9,391

		646,125

GREECE — 0.6%
Alpha Bank AE (a)	80,032	171,735
Eurobank Ergasias SA (a)	123,096	125,641
FF Group (a)	440	10,039
Hellenic Telecommunications Organization SA	15,482	213,794
JUMBO SA	11,883	212,610
National Bank of Greece SA (a)	269,848	103,367
OPAP SA	22,655	285,643
Piraeus Bank SA (a)	31,350	115,570
Titan Cement Co. SA	8,791	241,738

		1,480,137

HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a) (b)	10,000	1,343
China Gas Holdings, Ltd.	44,000	121,576
Fullshare Holdings, Ltd. (a)	385,893	177,710
GCL-Poly Energy Holdings, Ltd. (a) (b)	321,000	57,488
Haier Electronics Group Co., Ltd. (a)	94,000	257,327
Hanergy Thin Film Power Group, Ltd. (a) (e)	598,000	—
Kingboard Chemical Holdings, Ltd.	21,500	116,201

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Lee & Man Paper Manufacturing, Ltd.	29,000	$34,278
Nine Dragons Paper Holdings, Ltd.	21,000	33,633
Shimao Property Holdings, Ltd.	34,000	73,939
Sino Biopharmaceutical, Ltd.	518,000	918,409
Sun Art Retail Group, Ltd.	249,332	263,452

		2,055,356

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	31,401	365,266
OTP Bank PLC	3,577	148,435
Richter Gedeon Nyrt	19,397	509,080

		1,022,781

INDIA — 10.2%
ACC, Ltd.	193	5,317
Adani Ports & Special Economic Zone, Ltd.	42,217	268,306
Ambuja Cements, Ltd.	2,581	11,001
Ashok Leyland, Ltd.	1,669	3,114
Asian Paints, Ltd.	46,849	850,332
Aurobindo Pharma, Ltd.	16,549	178,370
Axis Bank, Ltd.	21,853	193,083
Bajaj Auto, Ltd.	6,292	328,620
Bajaj Finance, Ltd.	200	5,505
Bajaj Finserv, Ltd.	170	13,931
Bharat Forge, Ltd.	678	7,770
Bharat Heavy Electricals, Ltd.	10,824	15,686
Bharat Petroleum Corp., Ltd.	56,388	457,359
Bharti Airtel, Ltd.	11,715	97,213
Bharti Infratel, Ltd.	43,009	255,214
Bosch, Ltd.	463	146,279
Britannia Industries, Ltd.	2,467	182,017
Cadila Healthcare, Ltd.	19,643	133,410
Cipla, Ltd.	6,092	58,078
Coal India, Ltd.	76,618	315,643
Container Corp. Of India, Ltd.	170	3,674
Dabur India, Ltd.	151,076	827,720
Dr Reddy’s Laboratories, Ltd.	495	18,723
Dr Reddy’s Laboratories, Ltd. ADR	551	20,696
Eicher Motors, Ltd.	1,148	545,710
GAIL India, Ltd. GDR	1,358	64,573
Glenmark Pharmaceuticals, Ltd.	8,813	82,120
Godrej Consumer Products, Ltd.	15,355	240,438
Grasim Industries, Ltd.	3,474	63,449
Havells India, Ltd.	14,818	130,577
HCL Technologies, Ltd.	88,698	1,237,485
Hero MotoCorp, Ltd.	4,846	287,381
Hindalco Industries, Ltd.	19,292	82,681
Hindustan Petroleum Corp., Ltd.	55,212	362,097
Hindustan Unilever, Ltd.	76,973	1,649,564
Housing Development Finance Corp., Ltd.	17,223	461,529
ICICI Bank, Ltd.	1,894	9,318
ICICI Bank, Ltd. ADR	15,134	147,254
Idea Cellular, Ltd. (a)	22,609	38,309
IDFC Bank, Ltd.	34,953	29,708
Indiabulls Housing Finance, Ltd.	3,349	62,785
Indian Oil Corp., Ltd.	11,135	67,784
Infosys, Ltd.	74,420	1,214,984
Infosys, Ltd. ADR (b)	123,222	1,998,661

ITC, Ltd.	265,543	1,095,205
JSW Steel, Ltd.	8,042	33,994
Larsen & Toubro, Ltd.	378	7,452
Larsen & Toubro, Ltd. GDR	2,954	57,160
LIC Housing Finance, Ltd.	4,858	42,889
Lupin, Ltd.	5,400	74,882
Mahindra & Mahindra Financial Services, Ltd.	1,058	7,842
Mahindra & Mahindra, Ltd.	672	7,908
Mahindra & Mahindra, Ltd. GDR	3,180	74,094
Marico, Ltd.	96,689	488,539
Maruti Suzuki India, Ltd.	7,673	1,169,634
Motherson Sumi Systems, Ltd.	3,186	18,931
Nestle India, Ltd.	2,730	336,650
NTPC, Ltd.	25,080	69,549
Oil & Natural Gas Corp., Ltd.	22,703	69,431
Petronet LNG, Ltd.	31,303	124,937
Piramal Enterprises, Ltd.	149	6,693
Power Finance Corp., Ltd.	10,713	20,435
Reliance Industries, Ltd.	9,886	142,658
Reliance Industries, Ltd. GDR (d)	15,174	433,218
Rural Electrification Corp., Ltd.	19,683	48,030
Shree Cement, Ltd.	474	134,226
Shriram Transport Finance Co., Ltd.	991	23,001
Siemens, Ltd.	93	1,804
State Bank of India GDR	2,741	133,487
Sun Pharmaceutical Industries, Ltd.	69,452	621,480
Tata Consultancy Services, Ltd.	60,391	2,555,766
Tata Motors, Ltd. (a) (c)	3,760	25,440
Tata Motors, Ltd. ADR (a)	6,583	217,700
Tata Motors, Ltd. Class A (a) (c)	12,816	49,013
Tata Power Co., Ltd.	17,137	25,104
Tata Steel, Ltd.	742	8,514
Tata Steel, Ltd. GDR	3,468	39,535
Tech Mahindra, Ltd.	71,700	566,220
Titan Co., Ltd.	31,352	421,522
UltraTech Cement, Ltd.	253	17,126
United Spirits, Ltd. (a)	35	2,012
UPL, Ltd.	24,889	297,408
Vakrangee, Ltd.	30,753	202,482
Vakrangee, Ltd. (a) (f)	30,753	202,482
Vedanta, Ltd.	12,474	64,473
Wipro, Ltd.	93,178	458,755
Wipro, Ltd. ADR	118,723	649,415
Yes Bank, Ltd.	14,150	69,866
Zee Entertainment Enterprises, Ltd.	35,882	327,071

		24,617,501

INDONESIA — 4.5%
Adaro Energy Tbk PT	212,400	29,118
AKR Corporindo Tbk PT	14,700	6,880
Astra International Tbk PT	197,500	120,822
Bank Central Asia Tbk PT	1,476,525	2,383,335
Bank Danamon Indonesia Tbk PT	101,900	52,199
Bank Mandiri Persero Tbk PT	466,100	274,833
Bank Negara Indonesia Persero Tbk PT	132,100	96,391
Bank Rakyat Indonesia Persero Tbk PT	5,056,000	1,356,465
Bank Tabungan Negara Persero Tbk PT	122,400	32,207
Bumi Serpong Damai Tbk PT	89,200	11,177
Charoen Pokphand Indonesia Tbk PT	67,300	14,881
Gudang Garam Tbk PT	66,700	411,974

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Hanjaya Mandala Sampoerna Tbk PT	2,584,000	$900,853
Indocement Tunggal Prakarsa Tbk PT	18,200	29,445
Indofood CBP Sukses Makmur Tbk PT	362,700	237,924
Indofood Sukses Makmur Tbk PT	365,000	205,132
Jasa Marga Persero Tbk PT	107,000	50,474
Kalbe Farma Tbk PT	4,212,100	524,669
Matahari Department Store Tbk PT	249,800	184,116
Pakuwon Jati Tbk PT	1,349,578	68,138
Perusahaan Gas Negara Persero Tbk	227,200	29,305
Semen Indonesia Persero Tbk PT	195,100	142,361
Surya Citra Media Tbk PT	620,100	113,348
Telekomunikasi Indonesia Persero Tbk PT	6,086,075	1,991,684
Tower Bersama Infrastructure Tbk PT	12,591	5,963
Unilever Indonesia Tbk PT	318,600	1,312,677
United Tractors Tbk PT	113,600	296,402
Waskita Karya Persero Tbk PT	18,200	2,965
XL Axiata Tbk PT (a)	41,800	9,119

		10,894,857

MALAYSIA — 3.4%
AirAsia Bhd	10,400	8,609
Alliance Bank Malaysia Bhd	36,500	36,798
AMMB Holdings Bhd	41,200	44,895
Astro Malaysia Holdings Bhd	6,700	4,387
Axiata Group Bhd	24,766	33,596
British American Tobacco Malaysia Bhd	14,600	144,304
CIMB Group Holdings Bhd	85,739	138,555
Dialog Group Bhd	8,000	4,962
DiGi.Com Bhd	74,200	93,506
Felda Global Ventures Holdings Bhd	17,200	7,183
Gamuda Bhd	7,800	9,560
Genting Bhd	35,400	80,474
Genting Malaysia Bhd	29,200	40,622
Genting Plantations Bhd	800	2,076
HAP Seng Consolidated Bhd	50,000	117,989
Hartalega Holdings Bhd	42,500	112,157
Hong Leong Bank Bhd	201,920	848,194
Hong Leong Financial Group Bhd	2,900	12,812
IHH Healthcare Bhd	599,300	867,778
IJM Corp. Bhd	31,200	23,514
IOI Corp. Bhd	14,900	16,715
IOI Properties Group Bhd	18,308	8,369
Kuala Lumpur Kepong Bhd	2,600	16,061
Malayan Banking Bhd	465,599	1,127,470
Malaysia Airports Holdings Bhd	3,100	6,733
Maxis Bhd	295,200	438,387
MISC Bhd.	20,800	38,136
Nestle Malaysia Bhd	4,900	124,952
Petronas Chemicals Group Bhd	273,300	519,993
Petronas Dagangan Bhd	37,300	223,597
Petronas Gas Bhd	134,800	582,235
PPB Group Bhd	3,300	14,058
Public Bank Bhd	279,311	1,434,169
RHB Capital Bhd	13,138	16,232
Sapura Energy Bhd	156,100	27,386
Sime Darby Bhd	20,727	11,319
Sime Darby Plantation Bhd (a)	20,727	30,729
Sime Darby Property Bhd (a)	20,727	9,116
SP Setia Bhd Group	32,200	31,826

Telekom Malaysia Bhd	137,585	214,180
Tenaga Nasional Bhd	131,400	495,469
UMW Holdings Bhd (a)	7,400	9,508
Westports Holdings Bhd	128,038	117,060
YTL Corp. Bhd	63,138	21,374
YTL Power International Bhd	18,156	5,787

		8,172,832

MEXICO — 2.0%
Alfa SAB de CV Class A	78,814	87,090
America Movil SAB de CV Series L	380,790	329,886
Arca Continental SAB de CV	46,305	321,701
Cemex SAB de CV Series CPO (a)	220,822	165,908
Coca-Cola Femsa SAB de CV Series L	14,654	102,572
El Puerto de Liverpool SAB de CV
Series C1	1,810	11,499
Fibra Uno Administracion SA de CV REIT	58,607	87,287
Fomento Economico Mexicano SAB de CV	18,142	171,494
Gentera SAB de CV	91,229	76,422
Gruma SAB de CV Class B	26,583	338,716
Grupo Aeroportuario del Pacifico SAB de CV Class B	42,371	437,646
Grupo Aeroportuario del Sureste SAB de CV Class B	14,115	258,320
Grupo Bimbo SAB de CV Series A	27,972	62,204
Grupo Carso SAB de CV Series A1	6,874	22,812
Grupo Financiero Banorte SAB de CV Series O	31,700	174,706
Grupo Financiero Inbursa SAB de CV Series O	34,289	56,291
Grupo Financiero Santander Mexico SAB de CV Class B	29,184	42,854
Grupo Lala SAB de CV	37,858	53,424
Grupo Mexico SAB de CV Series B	44,064	146,185
Grupo Televisa SAB Series CPO	31,073	116,856
Industrias Penoles SAB de CV	778	16,289
Infraestructura Energetica Nova SAB de CV	35,911	177,027
Kimberly-Clark de Mexico SAB de CV Class A	7,791	13,798
Mexichem SAB de CV	14,731	36,614
Promotora y Operadora de Infraestructura SAB de CV	1,895	18,852
Wal-Mart de Mexico SAB de CV	608,574	1,498,923

		4,825,376

PAKISTAN — 0.1%
Habib Bank, Ltd.	38,734	58,650
Lucky Cement, Ltd.	19,206	90,053
MCB Bank, Ltd.	53,997	103,894
Oil & Gas Development Co., Ltd.	5,662	8,353
United Bank, Ltd.	6,406	10,912

		271,862

PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	1,315	18,515
Credicorp, Ltd.	5,178	1,074,073
Southern Copper Corp. (b)	632	29,988

		1,122,576

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 1.6%
Aboitiz Equity Ventures, Inc.	322,670	$478,317
Aboitiz Power Corp.	444,000	369,555
Alliance Global Group, Inc. (a)	80,400	25,769
Ayala Corp.	1,540	31,312
Ayala Land, Inc.	30,100	26,892
Bank of the Philippine Islands	238,320	516,074
BDO Unibank, Inc.	226,732	744,873
DMCI Holdings, Inc.	252,830	72,932
Globe Telecom, Inc.	130	4,948
GT Capital Holdings, Inc.	885	22,905
International Container Terminal Services, Inc.	4,650	9,827
JG Summit Holdings, Inc.	18,170	26,243
Jollibee Foods Corp.	104,660	530,428
Manila Electric Co.	18,070	118,947
Megaworld Corp.	152,000	15,712
Metro Pacific Investments Corp.	122,200	16,768
Metropolitan Bank & Trust Co.	85,311	173,288
PLDT, Inc.	1,571	46,576
Robinsons Land Corp.	60,100	25,644
Security Bank Corp.	27,410	138,038
SM Investments Corp.	1,775	35,201
SM Prime Holdings, Inc.	55,800	41,917
Universal Robina Corp.	108,910	329,435

		3,801,601

POLAND — 1.1%
Alior Bank SA (a)	1,567	35,851
Bank Handlowy w Warszawie SA	587	13,832
Bank Millennium SA (a)	15,955	41,049
Bank Pekao SA	10,377	386,734
Bank Zachodni WBK SA	1,404	160,106
CCC SA	158	12,959
CD Projekt SA	1,403	39,165
Cyfrowy Polsat SA	15,355	109,855
Dino Polska SA (a) (d)	3,094	70,164
Grupa Azoty SA	730	14,622
Grupa Lotos SA	4,188	69,543
KGHM Polska Miedz SA	1,677	53,667
LPP SA	11	28,206
mBank SA (a)	315	42,154
Orange Polska SA (a)	17,404	29,000
PGE Polska Grupa Energetyczna SA (a)	71,554	248,137
PLAY Communications SA (a) (d)	10,168	98,935
Polski Koncern Naftowy ORLEN SA	13,692	417,679
Polskie Gornictwo Naftowe i Gazownictwo SA	30,109	54,503
Powszechna Kasa Oszczednosci Bank Polski SA (a)	15,449	197,003
Powszechny Zaklad Ubezpieczen SA	45,006	546,061
Tauron Polska Energia SA (a)	84,176	73,885

		2,743,110

QATAR — 0.8%
Barwa Real Estate Co.	1,726	15,355
Commercial Bank PQSC (a)	20,674	164,620
Doha Bank QPSC	18,145	141,493
Ezdan Holding Group QSC	21,000	70,865
Industries Qatar QSC	1,548	41,654

Masraf Al Rayan QSC	11,620	118,369
Ooredoo QPSC	2,643	66,039
Qatar Electricity & Water Co. QSC	9,645	479,337
Qatar Gas Transport Co., Ltd.	8,042	35,529
Qatar Insurance Co. SAQ	2,425	35,756
Qatar Islamic Bank SAQ	13,021	350,373
Qatar National Bank QPSC	13,605	474,382

		1,993,772

ROMANIA — 0.1%
NEPI Rockcastle PLC	18,874	325,599

RUSSIA — 3.4%
Alrosa PJSC	184,171	239,862
Gazprom PJSC ADR	347,281	1,531,509
Inter RAO UES PJSC	1,279,468	74,762
LUKOIL PJSC ADR	16,466	942,185
Magnit PJSC GDR	27,070	740,365
Magnitogorsk Iron & Steel OJSC	40,400	29,438
MMC Norilsk Nickel PJSC ADR	7,766	145,535
Mobile TeleSystems PJSC ADR	38,407	391,367
Moscow Exchange MICEX-RTS PJSC	14,640	27,616
Novatek PJSC GDR	6,357	764,111
Novolipetsk Steel PJSC	21,013	53,822
PhosAgro PJSC GDR	580	8,903
Polyus PJSC	285	22,524
Rosneft Oil Co. PJSC	15,627	78,907
Rosneft Oil Co. PJSC GDR	44,660	222,853
RusHydro PJSC ADR	33,908	40,690
Sberbank of Russia PJSC ADR (c)	62,292	1,054,604
Sberbank of Russia PJSC ADR (c)	6,842	116,519
Severstal PJSC GDR	3,071	47,232
Surgutneftegas OJSC ADR (c)	47,541	233,426
Surgutneftegas OJSC ADR (c)	48,457	228,475
Tatneft PJSC ADR (c)	1,551	77,984
Tatneft PJSC ADR (c)	18,211	900,716
Transneft PJSC Preference Shares	36	111,306
VTB Bank PJSC	48,106,319	39,447
VTB Bank PJSC GDR	61,681	112,876

		8,237,034

SOUTH AFRICA — 5.0%
Anglo American Platinum, Ltd. (a)	333	9,507
AngloGold Ashanti, Ltd.	10,623	110,366
Aspen Pharmacare Holdings, Ltd.	2,583	57,898
Barclays Africa Group, Ltd.	19,405	285,260
Bid Corp., Ltd.	23,176	563,469
Bidvest Group, Ltd.	10,977	193,374
Brait SE (a)	46,113	155,175
Capitec Bank Holdings, Ltd.	3,144	278,836
Coronation Fund Managers, Ltd.	18,191	108,588
Discovery, Ltd.	3,452	51,864
Exxaro Resources, Ltd.	4,076	53,502
FirstRand, Ltd.	275,977	1,499,148
Fortress REIT, Ltd. Class A REIT	146,738	219,989
Fortress REIT, Ltd. Class B REIT	3,690	12,578
Foschini Group, Ltd.	14,492	230,994
Gold Fields, Ltd.	25,939	113,352
Growthpoint Properties, Ltd. REIT	28,740	64,212
Hyprop Investments, Ltd.	2,540	24,066
Imperial Holdings, Ltd.	4,624	97,911

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Investec, Ltd.	7,131	$51,680
Kumba Iron Ore, Ltd.	5,738	175,723
Liberty Holdings, Ltd.	3,006	30,213
Life Healthcare Group Holdings, Ltd.	10,897	24,426
MMI Holdings, Ltd.	20,957	35,549
Mondi, Ltd.	8,534	220,085
Mr. Price Group, Ltd.	22,195	439,006
MTN Group, Ltd.	25,460	280,924
Naspers, Ltd. Class N	929	258,964
Nedbank Group, Ltd.	5,105	105,605
Netcare, Ltd.	100,470	204,105
Pick n Pay Stores, Ltd.	32,536	182,811
Pioneer Foods Group, Ltd.	1,343	14,871
PSG Group, Ltd.	597	13,020
Rand Merchant Investment Holdings, Ltd.	41,509	153,898
Redefine Properties, Ltd. REIT	78,561	67,900
Remgro, Ltd.	8,065	153,743
Resilient REIT, Ltd. REIT	3,889	47,485
RMB Holdings, Ltd.	61,372	392,473
Sanlam, Ltd.	108,994	765,951
Sappi, Ltd.	15,531	112,280
Sasol, Ltd.	10,753	371,908
Shoprite Holdings, Ltd.	34,771	621,244
Sibanye Gold, Ltd.	17,645	22,548
SPAR Group, Ltd.	20,685	339,732
Standard Bank Group, Ltd.	24,839	392,569
Steinhoff International Holdings NV (b)	56,190	21,105
Telkom SA SOC, Ltd.	5,047	19,617
Tiger Brands, Ltd. (b)	14,258	529,780
Truworths International, Ltd.	42,542	324,632
Vodacom Group, Ltd.	90,438	1,064,217
Woolworths Holdings, Ltd.	76,110	401,514

		11,969,667

SOUTH KOREA — 12.4%
Amorepacific Corp.	1,828	519,944
Amorepacific Corp. Preference Shares	540	83,733
AMOREPACIFIC Group	292	38,459
BGF retail Co., Ltd. (a)	489	95,923
BNK Financial Group, Inc.	14,891	131,029
Celltrion, Inc. (a)	590	121,852
Cheil Worldwide, Inc. (a)	4,042	80,043
CJ CheilJedang Corp.	372	127,179
CJ Corp.	545	92,399
CJ E&M Corp.	78	7,118
CJ Logistics Corp. (a)	1,046	136,789
Coway Co., Ltd.	5,429	495,459
Daelim Industrial Co., Ltd.	596	45,874
Daewoo Engineering & Construction Co., Ltd. (a)	1,280	7,078
DGB Financial Group, Inc.	8,613	84,879
Dongbu Insurance Co., Ltd.	11,130	740,233
Dongsuh Cos., Inc.	104	2,827
Doosan Bobcat, Inc.	556	18,593
Doosan Heavy Industries & Construction Co., Ltd.	2,965	42,513
E-MART, Inc.	954	241,496
GS Engineering & Construction Corp. (a)	2,290	60,536

GS Holdings Corp.	1,497	86,977
GS Retail Co., Ltd.	1,705	64,183
Hana Financial Group, Inc.	9,415	437,968
Hankook Tire Co., Ltd.	1,725	87,978
Hanmi Pharm Co., Ltd. (a)	7	3,819
Hanmi Science Co., Ltd. (a)	10	1,037
Hanon Systems	11,932	154,925
Hanssem Co., Ltd.	1,340	225,305
Hanwha Chemical Corp. (a)	2,271	67,034
Hanwha Corp.	3,665	142,074
Hanwha Life Insurance Co., Ltd.	19,136	123,516
Hanwha Techwin Co., Ltd. (a)	1,100	36,528
Hotel Shilla Co., Ltd.	70	5,551
Hyosung Corp.	646	84,178
Hyundai Department Store Co., Ltd.	550	53,687
Hyundai Development Co-Engineering & Construction	1,268	45,660
Hyundai Engineering & Construction Co., Ltd.	3,290	111,557
Hyundai Glovis Co., Ltd.	395	50,180
Hyundai Heavy Industries Co., Ltd. (a)	1,064	99,885
Hyundai Marine & Fire Insurance Co., Ltd.	. 6,943	304,816
Hyundai Mobis Co., Ltd.	1,909	468,980
Hyundai Motor Co.	5,720	833,515
Hyundai Motor Co. GDR	958	42,056
Hyundai Motor Co. Preference Shares (c)	2,170	206,754
Hyundai Motor Co. Preference Shares (c)	1,097	96,015
Hyundai Robotics Co., Ltd. (a)	148	52,672
Hyundai Steel Co.	3,498	191,474
Hyundai Wia Corp.	1,035	62,842
Industrial Bank of Korea (a)	9,851	151,370
ING Life Insurance Korea, Ltd. (d)	798	39,805
Kakao Corp.	1,289	164,955
Kangwon Land, Inc.	22,106	718,592
KB Financial Group, Inc.	2,371	140,415
KB Financial Group, Inc. ADR (a)	9,076	531,037
KCC Corp.	162	57,654
KEPCO Plant Service & Engineering Co., Ltd.	779	29,543
Kia Motors Corp.	18,011	563,606
Korea Aerospace Industries, Ltd.	586	25,973
Korea Electric Power Corp. (a)	5,324	189,725
Korea Electric Power Corp. ADR (b)	31,556	558,857
Korea Gas Corp. (a)	2,119	84,222
Korea Investment Holdings Co., Ltd.	682	43,957
Korea Zinc Co., Ltd.	93	42,828
Korean Air Lines Co., Ltd. (a)	1,669	52,773
KT Corp.	123	3,476
KT Corp. ADR (a)	13,526	211,141
KT&G Corp.	15,581	1,681,010
Kumho Petrochemical Co., Ltd.	563	52,327
LG Chem, Ltd.	498	188,398
LG Chem, Ltd. Preference Shares	172	40,006
LG Corp.	1,672	142,125
LG Display Co., Ltd.	2,309	64,489
LG Display Co., Ltd. ADR (b)	18,130	249,469
LG Electronics, Inc.	2,765	273,775
LG Household & Health Care, Ltd.	657	729,693

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

LG Household & Health Care, Ltd. Preference Shares	152	$99,104
LG Innotek Co., Ltd.	208	27,978
Lotte Chemical Corp.	283	97,281
Lotte Corp.	1,237	75,222
Lotte Shopping Co., Ltd.	409	76,027
Medy-Tox, Inc.	331	149,925
Mirae Asset Daewoo Co., Ltd.	7,055	60,563
NAVER Corp.	2,678	2,176,321
NCSoft Corp.	963	402,543
Netmarble Games Corp. (a) (d)	181	31,870
NH Investment & Securities Co., Ltd.	2,276	29,552
OCI Co., Ltd.	282	35,825
Orion Corp. (a)	145	14,154
Ottogi Corp.	4	3,012
Pan Ocean Co., Ltd. (a)	4,005	19,715
POSCO	412	127,962
POSCO ADR	6,892	538,472
Posco Daewoo Corp.	2,476	41,978
S-1 Corp.	5,002	499,943
S-Oil Corp.	614	67,104
Samsung Biologics Co., Ltd. (a) (d)	816	282,785
Samsung C&T Corp.	962	113,224
Samsung Card Co., Ltd.	333	12,318
Samsung Electro-Mechanics Co., Ltd.	1,632	152,445
Samsung Electronics Co., Ltd.	548	1,304,287
Samsung Electronics Co., Ltd. GDR (c)	576	567,936
Samsung Electronics Co., Ltd. GDR (c)	2,450	2,935,100
Samsung Electronics Co., Ltd. Preference Shares	85	165,943
Samsung Fire & Marine Insurance Co., Ltd.	2,442	609,046
Samsung Heavy Industries Co., Ltd. (a)	6,756	46,258
Samsung Life Insurance Co., Ltd.	6,170	717,542
Samsung SDI Co., Ltd.	1,623	310,031
Samsung SDS Co., Ltd.	318	59,409
Samsung Securities Co., Ltd.	1,158	39,590
Shinhan Financial Group Co., Ltd.	3,127	144,294
Shinhan Financial Group Co., Ltd. ADR (a) (b)	10,625	493,000
Shinsegae, Inc.	150	42,034
SK Holdings Co., Ltd.	1,367	361,367
SK Hynix, Inc.	15,316	1,094,460
SK Innovation Co., Ltd.	1,491	284,816
SK Networks Co., Ltd.	9,559	59,378
SK Telecom Co., Ltd.	518	129,192
SK Telecom Co., Ltd. ADR	22,924	639,809
Woori Bank	11,335	166,761
Yuhan Corp.	178	36,413

		29,688,332

TAIWAN — 14.1%
Acer, Inc. (a)	109,258	88,666
Advanced Semiconductor Engineering, Inc.	204,248	261,843
Advantech Co., Ltd.	82,951	586,763
Asia Cement Corp.	43,200	40,938
Asia Pacific Telecom Co., Ltd. (a)	9,000	3,018
Asustek Computer, Inc.	48,000	450,829
AU Optronics Corp.	588,000	245,012

Catcher Technology Co., Ltd.	47,000	518,037
Cathay Financial Holding Co., Ltd.	146,100	262,659
Chailease Holding Co., Ltd.	10,160	29,567
Chang Hwa Commercial Bank, Ltd.	96,585	53,715
Cheng Shin Rubber Industry Co., Ltd.	38,000	67,040
Chicony Electronics Co., Ltd.	190,644	480,478
China Airlines, Ltd. (a)	81,000	31,710
China Development Financial Holding Corp.	360,000	122,788
China Life Insurance Co., Ltd.	52,711	53,050
China Steel Corp.	217,440	180,844
Chunghwa Telecom Co., Ltd.	547,540	1,950,342
Compal Electronics, Inc.	302,000	216,160
CTBC Financial Holding Co., Ltd.	373,900	257,572
Delta Electronics, Inc.	181,623	875,814
E.Sun Financial Holding Co., Ltd.	158,750	100,824
Eclat Textile Co., Ltd.	12,379	123,755
Eva Airways Corp.	165,279	88,031
Evergreen Marine Corp. Taiwan, Ltd. (a)	38,985	21,419
Far Eastern New Century Corp.	104,560	94,165
Far EasTone Telecommunications Co., Ltd.	460,449	1,137,255
Feng TAY Enterprise Co., Ltd.	28,468	129,624
First Financial Holding Co., Ltd.	1,257,458	826,093
Formosa Chemicals & Fibre Corp.	41,000	141,909
Formosa Petrochemical Corp.	121,000	469,631
Formosa Plastics Corp.	89,000	295,186
Formosa Taffeta Co., Ltd.	15,000	15,777
Foxconn Technology Co., Ltd.	79,892	228,735
Fubon Financial Holding Co., Ltd.	134,000	228,298
General Interface Solution Holding, Ltd.	11,000	73,559
Giant Manufacturing Co., Ltd.	4,000	21,977
Globalwafers Co., Ltd.	3,000	40,073
Highwealth Construction Corp.	15,500	22,032
Hiwin Technologies Corp.	1,020	11,037
Hon Hai Precision Industry Co., Ltd.	1,493,163	4,776,757
Hotai Motor Co., Ltd.	3,000	35,687
HTC Corp. (a)	8,000	19,652
Hua Nan Financial Holdings Co., Ltd.	1,111,009	625,347
Innolux Corp.	565,751	235,741
Inventec Corp.	96,000	76,617
Largan Precision Co., Ltd.	9,000	1,215,787
Lite-On Technology Corp.	350,952	478,809
MediaTek, Inc.	24,877	245,773
Mega Financial Holding Co., Ltd.	270,657	218,738
Micro-Star International Co., Ltd.	56,000	144,147
Nan Ya Plastics Corp.	60,000	157,064
Nanya Technology Corp.	125,000	320,077
Nien Made Enterprise Co., Ltd.	12,000	128,232
Novatek Microelectronics Corp.	55,000	209,772
Pegatron Corp.	87,000	210,494
Phison Electronics Corp.	20,000	196,246
Pou Chen Corp.	49,000	63,476
Powertech Technology, Inc.	63,000	186,300
President Chain Store Corp.	104,000	992,523
Quanta Computer, Inc.	125,000	260,010
Realtek Semiconductor Corp.	3,000	10,988
Ruentex Development Co., Ltd. (a)	11,443	12,286
Ruentex Industries, Ltd. (a)	43,000	73,115

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Shin Kong Financial Holding Co., Ltd.	185,936	$65,606
Siliconware Precision Industries Co., Ltd.	556,300	940,299
SinoPac Financial Holdings Co., Ltd.	368,620	119,783
Standard Foods Corp.	67,168	167,026
Synnex Technology International Corp.	312,900	426,369
Taishin Financial Holding Co., Ltd.	212,027	98,680
Taiwan Business Bank	384,575	108,426
Taiwan Cement Corp.	66,000	80,841
Taiwan Cooperative Financial Holding Co., Ltd.	2,001,165	1,116,297
Taiwan High Speed Rail Corp.	18,000	14,214
Taiwan Mobile Co., Ltd.	385,542	1,392,737
Taiwan Semiconductor Manufacturing Co., Ltd.	835,495	6,443,406
Teco Electric and Machinery Co., Ltd.	32,000	30,647
Uni-President Enterprises Corp.	54,164	120,128
United Microelectronics Corp.	645,000	307,778
Vanguard International Semiconductor Corp.	56,000	124,200
Win Semiconductors Corp.	3,000	28,530
Winbond Electronics Corp.	112,000	88,257
Wistron Corp.	136,671	109,994
WPG Holdings, Ltd.	184,000	243,614
Yageo Corp.	3,000	35,586
Yuanta Financial Holding Co., Ltd.	226,466	105,020
Zhen Ding Technology Holding, Ltd.	15,000	33,016

		33,940,317

THAILAND — 3.5%
Advanced Info Service PCL (f)	106,700	625,336
Airports of Thailand PCL (f)	40,900	85,339
Airports of Thailand PCL NVDR	266,470	555,998
Bangkok Bank PCL (f)	3,700	24,863
Bangkok Bank PCL NVDR	3,500	21,694
Bangkok Dusit Medical Services PCL (f)	747,392	479,303
Bangkok Expressway & Metro PCL (f)	1,393,733	329,296
Banpu PCL (f)	26,170	15,659
Berli Jucker PCL NVDR	12,600	25,517
BTS Group Holdings PCL (f)	1,731,098	440,875
Bumrungrad Hospital PCL (f)	92,700	537,597
Central Pattana PCL (f)	73,900	193,310
Central Pattana PCL NVDR	33,500	87,630
Charoen Pokphand Foods PCL (f)	60,886	44,838
CP ALL PCL (f)	322,000	760,786
Delta Electronics Thailand PCL (f)	136,244	306,225
Delta Electronics Thailand PCL NVDR	300	674
Electricity Generating PCL (f)	40,000	265,112
Energy Absolute PCL (f)	900	1,450
Energy Absolute PCL NVDR	2,700	4,349
Glow Energy PCL (f)	73,300	182,744
Glow Energy PCL NVDR	90,200	224,877
Home Product Center PCL (f)	742,559	291,646
Indorama Ventures PCL (f)	1,400	2,287
Indorama Ventures PCL NVDR	26,600	43,463
IRPC PCL (f)	206,900	44,757
Kasikornbank PCL (f)	14,900	109,270
Kasikornbank PCL NVDR	50,200	357,361
KCE Electronics PCL NVDR	103,700	263,307
Krung Thai Bank PCL (f)	103,200	60,799

Minor International PCL (f)	13,000	17,452
Minor International PCL NVDR	64,219	86,210
PTT Exploration & Production PCL (f)	33,728	103,492
PTT Global Chemical PCL (f)	44,403	115,810
PTT PCL (f)	23,756	319,274
Robinson PCL (f)	14,400	32,255
Robinson PCL NVDR	57,500	128,797
Siam Cement PCL (f)	46,750	702,900
Siam Cement PCL NVDR	8,300	123,265
Siam Commercial Bank PCL (f)	40,600	186,867
Thai Oil PCL (f)	16,488	52,363
Thai Union Group PCL Class F (f)	17,100	10,442
Thai Union Group PCL NVDR	155,600	95,012
TMB Bank PCL (f)	34,400	3,188
TMB Bank PCL NVDR	204,400	18,941
True Corp. PCL (a) (f)	132,400	25,188

		8,407,818

TURKEY — 0.9%
Akbank Turk AS	64,462	167,462
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,928	25,071
Arcelik A/S	3,744	21,250
Aselsan Elektronik Sanayi Ve Ticaret A/S	13,083	109,727
BIM Birlesik Magazalar A/S	20,572	423,745
Coca-Cola Icecek A/S	620	5,596
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	138,748	102,828
Eregli Demir ve Celik Fabrikalari TAS	21,143	55,874
Ford Otomotiv Sanayi A/S	5,090	80,882
Haci Omer Sabanci Holding A/S	17,817	52,254
KOC Holding A/S	13,495	65,774
Petkim Petrokimya Holding A/S	5,715	11,711
TAV Havalimanlari Holding A/S	2,394	14,181
Tofas Turk Otomobil Fabrikasi A/S	8,349	72,709
Tupras Turkiye Petrol Rafinerileri A/S	10,010	320,766
Turk Hava Yollari AO (a)	25,606	105,960
Turk Telekomunikasyon A/S (a)	6,306	10,711
Turkcell Iletisim Hizmetleri A/S	20,127	82,173
Turkiye Garanti Bankasi A/S	63,248	178,821
Turkiye Halk Bankasi A/S	39,919	113,495
Turkiye Is Bankasi Class C	62,092	114,142
Turkiye Sise ve Cam Fabrikalari A/S	27,580	34,188
Turkiye Vakiflar Bankasi TAO Class D	26,518	47,348
Ulker Biskuvi Sanayi A/S	878	4,555
Yapi ve Kredi Bankasi A/S (a)	26,739	30,606

		2,251,829

UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	47,076	87,159
Aldar Properties PJSC	66,658	39,928
DAMAC Properties Dubai Co. PJSC	192,821	173,249
DP World, Ltd.	18,486	462,150
Dubai Investments PJSC	44,908	29,468
Dubai Islamic Bank PJSC	98,337	165,733
DXB Entertainments PJSC (a)	58,609	10,133
Emaar Malls PJSC	6,474	3,755
Emaar Properties PJSC	45,047	85,119

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Emirates Telecommunications Group Co. PJSC	214,858	$1,023,746
First Abu Dhabi Bank PJSC	243,257	678,878

		2,759,318

UNITED STATES — 0.9%
Nexteer Automotive Group, Ltd. (a)	67,000	159,587
Yum China Holdings, Inc.	48,858	1,955,297

		2,114,884

TOTAL COMMON STOCKS (Cost $199,807,166)		240,035,408

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	4	4
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,192,072	1,192,072

TOTAL SHORT-TERM INVESTMENTS (Cost $1,192,076)		1,192,076

TOTAL INVESTMENTS — 100.4%
(Cost $200,999,242)		241,227,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(930,427)

NET ASSETS — 100.0%		$240,297,057

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $6,370,723 representing 2.7% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$11,893,944	$—	$—		$11,893,944
Chile	4,254,625	—	—		4,254,625
China	58,895,968	—	0	(a)	58,895,968
Colombia	860,269	—	—		860,269
Czech Republic	787,918	—	—		787,918
Egypt	646,125	—	—		646,125
Greece	1,480,137	—	—		1,480,137
Hong Kong	2,055,356	—	0	(a)	2,055,356
Hungary	1,022,781	—	—		1,022,781
India	24,415,019	202,482	—		24,617,501
Indonesia	10,894,857	—	—		10,894,857
Malaysia	8,172,832	—	—		8,172,832
Mexico	4,825,376	—	—		4,825,376
Pakistan	271,862	—	—		271,862
Peru	1,122,576	—	—		1,122,576
Philippines	3,801,601	—	—		3,801,601
Poland	2,743,110	—	—		2,743,110

See accompanying Notes to Schedule of Investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Qatar	$1,993,772	$—	$—	$1,993,772
Romania	325,599	—	—	325,599
Russia	8,237,034	—	—	8,237,034
South Africa	11,969,667	—	—	11,969,667
South Korea	29,688,332	—	—	29,688,332
Taiwan	33,940,317	—	—	33,940,317
Thailand	2,037,095	6,370,723	—	8,407,818
Turkey	2,251,829	—	—	2,251,829
United Arab Emirates	2,759,318	—	—	2,759,318
United States	2,114,884	—	—	2,114,884
Short-Term Investments	1,192,076	—	—	1,192,076

TOTAL INVESTMENTS	$234,654,279	$6,573,205	$0	$241,227,484

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	647,704	$647,704	$4,885,403	$5,533,103	$—	$—	4	$4	$2,109
State Street Navigator Securities Lending Government Money Market Portfolio	3,055,835	3,055,835	3,683,689	5,547,452	—	—	1,192,072	1,192,072	7,392

TOTAL		$3,703,539	$8,569,092	$11,080,555	$—	$—		$1,192,076	$9,501

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	260	$4,954
Amcor, Ltd.	899	10,843
AMP, Ltd.	677	2,748
Aurizon Holdings, Ltd.	701	2,719
Australia & New Zealand Banking Group, Ltd.	830	18,658
Bendigo & Adelaide Bank, Ltd.	185	1,689
BHP Billiton PLC	207	4,263
BHP Billiton, Ltd.	405	9,367
Brambles, Ltd.	1,262	9,940
Caltex Australia, Ltd.	66	1,758
Cochlear, Ltd.	57	7,634
Commonwealth Bank of Australia	352	22,119
CSL, Ltd.	534	59,016
Flight Centre Travel Group, Ltd. (a)	3	104
Fortescue Metals Group, Ltd.	788	3,008
Incitec Pivot, Ltd.	375	1,144
Insurance Australia Group, Ltd.	605	3,426
LendLease Group	254	3,248
Macquarie Group, Ltd.	60	4,676
Medibank Pvt, Ltd.	596	1,534
National Australia Bank, Ltd.	761	17,600
Newcrest Mining, Ltd.	326	5,819
Oil Search, Ltd.	299	1,822
Orica, Ltd.	174	2,463
QBE Insurance Group, Ltd.	329	2,748
REA Group, Ltd.	81	4,856
Santos, Ltd. (b)	3	13
Scentre Group REIT	1,405	4,604
SEEK, Ltd.	219	3,256
Sonic Healthcare, Ltd.	305	5,453
South32, Ltd.	572	1,561
Suncorp Group, Ltd.	251	2,721
Telstra Corp., Ltd.	7,942	22,549
Transurban Group.	97	943
Wesfarmers, Ltd.	186	6,462
Westfield Corp. REIT	1,708	12,678
Westpac Banking Corp.	855	20,965
Woodside Petroleum, Ltd.	204	5,278
Woolworths Group, Ltd.	865	18,470

		313,109

AUSTRIA — 0.1%
Erste Group Bank AG (b)	99	4,292
OMV AG	90	5,709
Raiffeisen Bank International AG (b)	3	109
Voestalpine AG	69	4,130

		14,240

BELGIUM — 0.3%
Ageas	78	3,813
Anheuser-Busch InBev SA	87	9,729
Colruyt SA	63	3,280
Groupe Bruxelles Lambert SA	30	3,242
KBC Group NV	57	4,867
Proximus SADP	602	19,771
Solvay SA.	24	3,340

UCB SA.	144	11,444
Umicore SA	126	5,970

		65,456

CANADA — 3.2%
Agnico Eagle Mines, Ltd.	555	25,709
Agrium, Inc.	36	4,154
Alimentation Couche-Tard, Inc. Class B	287	15,024
Bank of Montreal	405	32,514
Bank of Nova Scotia	281	18,193
Barrick Gold Corp.	1,771	25,697
BCE, Inc.	471	22,698
Bombardier, Inc. Class B (b)	581	1,405
Brookfield Asset Management, Inc. Class A	147	6,420
Canadian Imperial Bank of Commerce	242	23,668
Canadian National Railway Co.	567	46,905
Canadian Natural Resources, Ltd.	186	6,668
Canadian Pacific Railway, Ltd.	96	17,596
Canadian Tire Corp., Ltd. Class A	33	4,317
CI Financial Corp. (a)	120	2,851
Constellation Software, Inc.	18	10,947
Dollarama, Inc.	15	1,880
Enbridge, Inc. (c)	153	6,003
Enbridge, Inc. (c)	153	5,984
Fairfax Financial Holdings, Ltd.	36	19,232
First Capital Realty, Inc.	360	5,953
Franco-Nevada Corp.	719	57,648
Gildan Activewear, Inc.	156	5,056
Goldcorp, Inc.	1,819	23,272
Great-West Lifeco, Inc.	111	3,109
Imperial Oil, Ltd.	63	1,973
Intact Financial Corp.	498	41,729
Loblaw Cos., Ltd.	78	4,247
Magna International, Inc.	393	22,345
Manulife Financial Corp.	599	12,535
Metro, Inc.	225	7,228
Onex Corp.	54	3,973
Pembina Pipeline Corp.	24	872
Power Corp. of Canada	117	3,023
Power Financial Corp.	99	2,729
PrairieSky Royalty, Ltd. (a)	236	6,039
Restaurant Brands International, Inc.	7	432
RioCan Real Estate Investment Trust	441	8,574
Rogers Communications, Inc. Class B	719	36,755
Royal Bank of Canada	370	30,313
Saputo, Inc.	168	6,058
Shaw Communications, Inc. Class B	1,082	24,776
SmartCentres Real Estate Investment Trust REIT	308	7,598
Sun Life Financial, Inc.	96	3,975
Suncor Energy, Inc.	596	21,952
TELUS Corp.	471	17,901
Toronto-Dominion Bank	875	51,434
Wheaton Precious Metals Corp.	456	10,114

		719,478

CHILE — 0.0% (d)
Antofagasta PLC	111	1,509

DENMARK — 1.2%
Carlsberg A/S Class B	30	3,605
Chr Hansen Holding A/S	220	20,650

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Coloplast A/S Class B	281	$22,365
Danske Bank A/S	156	6,079
DSV A/S	186	14,657
H Lundbeck A/S	299	15,190
ISS A/S	41	1,589
Novo Nordisk A/S Class B	2,169	117,014
Novozymes A/S Class B	278	15,894
Orsted A/S (e)	438	23,926
Pandora A/S	102	11,112
Tryg A/S	180	4,506
Vestas Wind Systems A/S	24	1,660
William Demant Holding A/S (b)	537	15,026

		273,273

FINLAND — 0.3%
Elisa Oyj	501	19,684
Fortum Oyj	3	59
Kone Oyj Class B	299	16,078
Nokia Oyj	819	3,830
Orion Oyj Class B	105	3,919
Sampo Oyj Class A	72	3,960
Stora Enso Oyj Class R	308	4,889
UPM-Kymmene Oyj	177	5,507
Wartsila Oyj Abp	108	6,821

		64,747

FRANCE — 2.3%
Aeroports de Paris	75	14,274
Air Liquide SA	52	6,559
Airbus SE	90	8,970
Alstom SA	81	3,366
Arkema SA	33	4,024
AXA SA	779	23,138
BNP Paribas SA	522	39,019
Bouygues SA	81	4,213
Bureau Veritas SA	3	82
Capgemini SE	42	4,987
Carrefour SA	194	4,203
Casino Guichard Perrachon SA	3	182
Cie de Saint-Gobain	114	6,294
Cie Generale des Etablissements Michelin	51	7,321
CNP Assurances	144	3,329
Credit Agricole SA	1,001	16,588
Danone SA	80	6,720
Dassault Systemes SE	75	7,978
Electricite de France SA	3	38
Engie SA	762	13,117
Essilor International Cie Generale d’Optique SA	45	6,211
Hermes International	26	13,932
Iliad SA	3	720
Kering	15	7,079
L’Oreal SA	189	41,975
Lagardere SCA	3	96
Legrand SA	48	3,700
LVMH Moet Hennessy Louis Vuitton SE	215	63,355
Natixis SA	471	3,731
Orange SA	635	11,037
Pernod Ricard SA	30	4,753
Peugeot SA	242	4,927

Publicis Groupe SA	101	6,871
Renault SA	75	7,557
Rexel SA	132	2,397
Safran SA	48	4,952
Sanofi	189	16,306
Schneider Electric SE (b)	78	6,637
SCOR SE	87	3,504
Societe BIC SA	24	2,642
Societe Generale SA	450	23,262
Sodexo SA	30	4,036
Suez	165	2,906
Thales SA	84	9,066
TOTAL SA	860	47,550
Unibail-Rodamco SE REIT	15	3,783
Valeo SA	207	15,478
Veolia Environnement SA	183	4,675
Vinci SA	111	11,350
Vivendi SA	171	4,604
Zodiac Aerospace	33	988

		514,482

GERMANY — 2.5%
adidas AG	144	28,903
Allianz SE	135	31,044
BASF SE	230	25,337
Bayer AG	126	15,735
Bayerische Motoren Werke AG	135	14,076
Bayerische Motoren Werke AG Preference Shares	33	2,958
Beiersdorf AG	66	7,759
Brenntag AG	54	3,422
Commerzbank AG (b)	1,004	15,076
Continental AG	96	25,943
Daimler AG	393	33,412
Deutsche Bank AG	1,527	29,109
Deutsche Boerse AG	18	2,092
Deutsche Lufthansa AG	3	111
Deutsche Post AG	854	40,763
Deutsche Telekom AG	845	15,012
E.ON SE	1,175	12,784
Fresenius Medical Care AG & Co. KGaA	30	3,162
Fresenius SE & Co. KGaA	63	4,923
Fuchs Petrolub SE Preference Shares	66	3,507
Hannover Rueck SE	36	4,535
HeidelbergCement AG	36	3,901
Henkel AG & Co. KGaA	81	9,726
Henkel AG & Co. KGaA Preference Shares	135	17,889
HUGO BOSS AG	69	5,878
Infineon Technologies AG	281	7,705
KS AG (a)	87	2,168
Lanxess AG	45	3,582
Linde AG (b)	30	7,012
MAN SE	135	15,465
Merck KGaA	36	3,880
METRO AG (b)	254	5,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63	13,674
Porsche Automobil Holding SE Preference Shares	180	15,082
ProSiebenSat.1 Media SE	150	5,170

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

RWE AG (b)	543	$11,085
SAP SE	90	10,099
Siemens AG	153	21,339
Telefonica Deutschland Holding AG	968	4,866
ThyssenKrupp AG	111	3,228
TUI AG	1,316	27,415
United Internet AG	90	6,197
Volkswagen AG	48	9,724
Volkswagen AG Preference Shares	156	31,180

		561,006

HONG KONG — 1.9%
AIA Group, Ltd.	1,200	10,231
Bank of East Asia, Ltd.	1,924	8,331
BOC Hong Kong Holdings, Ltd.	3,000	15,197
CK Asset Holdings, Ltd.	1,270	11,096
CK Hutchison Holdings, Ltd.	1,500	18,824
CK Infrastructure Holdings, Ltd.	3,000	25,770
CLP Holdings, Ltd.	6,000	61,364
Hang Seng Bank, Ltd.	3,000	74,450
HK Electric Investments & HK Electric Investments, Ltd. (a) (e)	10,331	9,449
HKT Trust & HKT, Ltd.	11,540	14,703
Hong Kong & China Gas Co., Ltd.	13,193	25,855
Hong Kong Exchanges & Clearing, Ltd.	938	28,774
Jardine Matheson Holdings, Ltd.	100	6,075
Jardine Strategic Holdings, Ltd.	300	11,874
Link REIT	3,000	27,804
MTR Corp., Ltd.	6,059	35,498
New World Development Co., Ltd.	3,267	4,906
Power Assets Holdings, Ltd.	3,000	25,309
Yue Yuen Industrial Holdings, Ltd.	3,000	11,782

		427,292

IRELAND — 0.3%
Bank of Ireland Group PLC (b)	274	2,335
CRH PLC	133	4,784
Experian PLC	773	17,107
James Hardie Industries PLC	326	5,768
Kerry Group PLC Class A	317	35,591
Paddy Power Betfair PLC	57	6,790
XL Group, Ltd.	96	3,375

		75,750

ISRAEL — 0.4%
Azrieli Group, Ltd.	168	9,403
Bank Hapoalim BM	2,934	21,627
Bank Leumi Le-Israel BM	2,511	15,167
Bezeq The Israeli Telecommunication Corp.., Ltd.	3,497	5,298
Check Point Software Technologies, Ltd. (b)	210	21,760
Israel Chemicals, Ltd.	3	12
Mizrahi Tefahot Bank, Ltd.	587	10,847
Nice, Ltd.	6	544
Teva Pharmaceutical Industries, Ltd.	456	8,623

		93,281

ITALY — 0.6%
Assicurazioni Generali SpA	602	10,988
Atlantia SpA	114	3,603

Enel SpA	2,802	17,261
Eni SpA	390	6,463
Ferrari NV	78	8,191
Intesa Sanpaolo SpA	3,458	11,502
Luxottica Group SpA	226	13,881
Mediobanca SpA	683	7,758
Snam SpA	6,545	32,066
Telecom Italia SpA/Milano (b) (c)	5,197	4,496
Telecom Italia SpA/Milano Savings Shares (c)	4,040	2,891
UniCredit SpA (b)	1,374	25,705

		144,805

JAPAN — 10.2%
ABC-Mart, Inc.	300	17,230
Aeon Co., Ltd.	300	5,067
Ajinomoto Co., Inc.	600	11,297
ANA Holdings, Inc.	800	33,420
Aozora Bank, Ltd.	400	15,570
Astellas Pharma, Inc.	3,300	42,096
Benesse Holdings, Inc.	300	10,586
Bridgestone Corp.	300	13,949
Canon, Inc.	1,600	59,654
Chubu Electric Power Co., Inc.	300	3,730
Chugai Pharmaceutical Co., Ltd.	300	15,366
Chugoku Electric Power Co., Inc.	300	3,225
Concordia Financial Group, Ltd.	300	1,811
Dai-ichi Life Holdings, Inc.	900	18,567
Daiichi Sankyo Co., Ltd.	300	7,822
Daito Trust Construction Co., Ltd.	200	40,790
Denso Corp.	300	18,011
East Japan Railway Co.	100	9,760
Eisai Co., Ltd.	300	17,087
FUJIFILM Holdings Corp.	300	12,264
Hino Motors, Ltd.	300	3,888
Hitachi Construction Machinery Co., Ltd.	300	10,905
Hitachi, Ltd.	3,000	23,380
Honda Motor Co., Ltd.	600	20,570
Hoya Corp.	300	14,988
Idemitsu Kosan Co., Ltd.	300	12,051
Inpex Corp.	600	7,505
Isetan Mitsukoshi Holdings, Ltd.	300	3,720
Isuzu Motors, Ltd.	300	5,025
ITOCHU Corp.	900	16,802
Japan Airlines Co., Ltd.	600	23,478
Japan Exchange Group, Inc.	300	5,222
Japan Post Bank Co., Ltd.	300	3,907
Japan Post Holdings Co., Ltd.	300	3,441
Japan Prime Realty Investment Corp. REIT	3	9,534
Japan Real Estate Investment Corp. REIT	3	14,248
Japan Retail Fund Investment Corp. REIT	9	16,506
Japan Tobacco, Inc.	900	29,009
JFE Holdings, Inc.	600	14,413
JTEKT Corp.	300	5,156
JXTG Holdings, Inc.	1,900	12,262
Kajima Corp.	1,000	9,623
Kakaku.com, Inc.	600	10,146
Kansai Electric Power Co., Inc.	300	3,675
Kao Corp.	300	20,290
Kawasaki Heavy Industries, Ltd.	400	14,044

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

KDDI Corp.	2,100	$52,281
Keikyu Corp.	1,000	19,219
Keyence Corp.	100	56,032
Kirin Holdings Co., Ltd.	800	20,172
Kobe Steel, Ltd. (b)	300	2,783
Komatsu, Ltd.	300	10,860
Konami Holdings Corp.	200	11,008
Konica Minolta, Inc.	300	2,887
Kubota Corp.	300	5,884
Kyowa Hakko Kirin Co., Ltd.	600	11,606
Kyushu Electric Power Co., Inc.	300	3,145
Kyushu Financial Group, Inc.	300	1,816
Kyushu Railway Co.	457	14,179
Lawson, Inc.	100	6,649
M3, Inc.	300	10,559
Marubeni Corp.	3,000	21,734
Mazda Motor Corp.	300	4,025
McDonald’s Holdings Co. Japan, Ltd. (a)	300	13,196
MEIJI Holdings Co., Ltd.	100	8,513
Mitsubishi Chemical Holdings Corp.	900	9,879
Mitsubishi Corp.	500	13,817
Mitsubishi Heavy Industries, Ltd.	400	14,949
Mitsubishi Motors Corp.	900	6,503
Mitsubishi Tanabe Pharma Corp.	900	18,631
Mitsubishi UFJ Financial Group, Inc.	8,100	59,422
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	1,787
Mitsui & Co., Ltd.	900	14,637
Mitsui OSK Lines, Ltd.	400	13,351
Mizuho Financial Group, Inc.	15,000	27,244
MS&AD Insurance Group Holdings, Inc.	300	10,157
Nagoya Railroad Co., Ltd.	800	20,147
NGK Spark Plug Co., Ltd.	300	7,294
NH Foods, Ltd.	1,000	24,394
Nikon Corp.	300	6,045
Nippon Building Fund, Inc. REIT	3	14,674
Nippon Prologis REIT, Inc.	6	12,692
Nippon Steel & Sumitomo Metal Corp.	300	7,699
Nippon Telegraph & Telephone Corp.	1,400	65,880
Nippon Yusen KK (b)	400	9,761
Nissan Motor Co., Ltd.	1,200	11,968
Nissin Foods Holdings Co., Ltd.	300	21,917
Nitori Holdings Co., Ltd.	200	28,522
Nomura Holdings, Inc.	1,500	8,856
Nomura Real Estate Master Fund, Inc.	12	14,903
Nomura Research Institute, Ltd.	600	27,909
NSK, Ltd.	600	9,449
NTT Data Corp.	3,000	35,659
NTT DOCOMO, Inc.	2,768	65,385
Oracle Corp. Japan	300	24,874
Oriental Land Co., Ltd.	300	27,350
ORIX Corp.	300	5,072
Osaka Gas Co., Ltd.	800	15,411
Otsuka Corp.	300	23,009
Otsuka Holdings Co., Ltd.	600	26,354
Panasonic Corp.	900	13,178
Park24 Co., Ltd. (a)	300	7,182
Rakuten, Inc.	300	2,750
Recruit Holdings Co., Ltd.	898	22,320
Resona Holdings, Inc.	1,500	8,963

Ricoh Co., Ltd.	300	2,788
Sankyo Co., Ltd.	300	9,441
Santen Pharmaceutical Co., Ltd.	400	6,289
SBI Holdings, Inc.	300	6,274
Secom Co., Ltd.	400	30,207
Sekisui House, Ltd.	300	5,421
Seven & i Holdings Co., Ltd.	300	12,471
Shionogi & Co., Ltd.	300	16,237
Showa Shell Sekiyu KK	600	8,149
SoftBank Group Corp.	300	23,755
Sompo Holdings, Inc.	300	11,622
Sony Corp.	200	9,024
Subaru Corp.	600	19,084
Sumitomo Corp.	600	10,200
Sumitomo Electric Industries, Ltd.	300	5,073
Sumitomo Mitsui Financial Group, Inc.	900	38,892
Sumitomo Mitsui Trust Holdings, Inc.	300	11,912
Suntory Beverage & Food, Ltd.	600	26,684
Suzuken Co., Ltd.	300	12,344
T&D Holdings, Inc.	600	10,264
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,968
Takeda Pharmaceutical Co., Ltd.	589	33,468
Terumo Corp.	300	14,221
Tobu Railway Co., Ltd.	800	25,850
Toho Co., Ltd.	300	10,400
Tohoku Electric Power Co., Inc.	300	3,838
Tokio Marine Holdings, Inc.	300	13,691
Tokyo Electric Power Co. Holdings, Inc. (b)	900	3,563
Toshiba Corp. (b)	3,000	8,442
Toyo Suisan Kaisha, Ltd.	300	12,823
Toyota Motor Corp.	1,100	70,433
Toyota Tsusho Corp.	300	12,077
Unicharm Corp.	300	7,802
United Urban Investment Corp. REIT	9	12,951
USS Co., Ltd.	900	19,063
Yahoo! Japan Corp.	1,200	5,507
Yamada Denki Co., Ltd. (a)	900	4,961
Yamaha Motor Co., Ltd.	300	9,840
Yamato Holdings Co., Ltd.	100	2,013
Yokohama Rubber Co., Ltd.	300	7,358

		2,286,032

LUXEMBOURG — 0.1%
ArcelorMittal (b)	297	9,670
RTL Group SA	99	7,973
SES SA	51	797
Tenaris SA	138	2,181

		20,621

MEXICO — 0.0% (d)
Fresnillo PLC	12	232

NETHERLANDS — 1.1%
Aegon NV	945	6,031
AerCap Holdings NV (b)	299	15,730
Akzo Nobel NV	45	3,946
Altice NV Class A (a) (b)	36	378
ASML Holding NV	287	50,023
EXOR NV	81	4,970
Heineken Holding NV	48	4,755
Heineken NV	48	5,011

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

ING Groep NV	1,295	$23,831
Koninklijke Ahold Delhaize NV	355	7,816
Koninklijke DSM NV	42	4,018
Koninklijke KPN NV	1,007	3,516
Koninklijke Philips NV	174	6,590
NN Group NV	176	7,634
Randstad Holding NV	54	3,323
Royal Dutch Shell PLC Class A	2,042	68,505
Royal Dutch Shell PLC Class B	1,202	40,788

		256,865

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	3,215	14,816
Ryman Healthcare, Ltd.	1,531	11,531

		26,347

NORWAY — 0.1%
DNB ASA	281	5,225
Norsk Hydro ASA	581	4,429
Statoil ASA	366	7,840
Telenor ASA	135	2,903
Yara International ASA	180	8,290

		28,687

PORTUGAL — 0.0% (d)
EDP — Energias de Portugal SA	680	2,356
Galp Energia SGPS SA	180	3,312
Jeronimo Martins SGPS SA	216	4,201

		9,869

SINGAPORE — 0.7%
Broadcom, Ltd.	27	6,936
Keppel Corp., Ltd.	500	2,750
Oversea-Chinese Banking Corp., Ltd.	3,026	28,055
SATS, Ltd.	3,108	12,093
Singapore Airlines, Ltd.	3,000	23,952
Singapore Press Holdings, Ltd. (a)	6,000	11,898
Singapore Telecommunications, Ltd.	20,342	54,341
StarHub, Ltd.	3,000	6,398

		146,423

SOUTH AFRICA — 0.1%
Investec PLC	165	1,194
Mondi PLC	338	8,829

		10,023

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	80	3,134
Amadeus IT Group SA	546	39,410
Banco Bilbao Vizcaya Argentaria SA	3,137	26,790
Banco de Sabadell SA	1,253	2,492
Banco Santander SA	5,923	38,968
CaixaBank SA	3	14
Endesa SA	453	9,712
Ferrovial SA	153	3,477
Gas Natural SDG SA	3	69
Iberdrola SA	1,830	14,196
Industria de Diseno Textil SA	881	30,727
Mapfre SA	564	1,814

Repsol SA	894	15,829
Telefonica SA	1,389	13,552

		200,184

SWEDEN — 0.8%
Alfa Laval AB	228	5,397
Assa Abloy AB Class B	728	15,151
Atlas Copco AB Class A	540	23,361
Atlas Copco AB Class B	317	12,181
Autoliv, Inc. (a)	30	3,812
Boliden AB	222	7,608
Electrolux AB Series B	126	4,067
Essity AB Class B (b)	108	3,074
Hennes & Mauritz AB Class B (a)	893	18,465
Investor AB Class B	549	25,085
Kinnevik AB Class B	233	7,891
Nordea Bank AB	1,106	13,414
Sandvik AB	210	3,686
Skandinaviska Enskilda Banken AB Class A	345	4,058
Skanska AB Class B	314	6,520
SKF AB Class B	323	7,188
Svenska Handelsbanken AB Class A	314	4,303
Swedbank AB Class A	201	4,858
Telefonaktiebolaget LM Ericsson Class B	507	3,335
Telia Co. AB	519	2,317
Volvo AB Class B	323	6,024

		181,795

SWITZERLAND — 4.4%
ABB, Ltd.	329	8,818
Adecco Group AG (b)	153	11,705
Baloise Holding AG	27	4,203
Barry Callebaut AG (b)	3	6,259
Chocoladefabriken Lindt & Spruengli AG	1	6,106
Cie Financiere Richemont SA	3	272
Credit Suisse Group AG (b)	1,062	18,962
EMS-Chemie Holding AG	39	26,033
Ferguson PLC	207	14,925
Geberit AG	30	13,210
Givaudan SA	12	27,731
Glencore PLC (b)	6,895	36,376
Julius Baer Group, Ltd. (b)	31	1,896
Kuehne + Nagel International AG	245	43,368
LafargeHolcim, Ltd. (b)	165	9,304
Nestle SA	1,324	113,855
Novartis AG	878	74,240
Partners Group Holding AG (a)	71	48,669
Roche Holding AG	902	228,161
Schindler Holding AG (c)	57	13,120
Schindler Holding AG (c)	93	21,043
SGS SA	3	7,823
Sika AG	3	23,828
Sonova Holding AG	207	32,330
STMicroelectronics NV	156	3,410
Straumann Holding AG	42	29,674
Swatch Group AG	3	229
Swiss Life Holding AG (b)	12	4,248
Swiss Prime Site AG (b)	222	20,503
Swiss Re AG	117	10,956

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Swisscom AG	102	$54,271
TE Connectivity, Ltd.	305	28,987
UBS Group AG (b)	1,205	22,183
Vifor Pharma AG	30	3,845
Zurich Insurance Group AG	39	11,870

		982,413

UNITED KINGDOM — 6.2%
3i Group PLC	317	3,917
Admiral Group PLC	192	5,200
Anglo American PLC (a)	1,030	21,590
Ashtead Group PLC	72	1,940
Associated British Foods PLC	63	2,403
AstraZeneca PLC	1,301	90,126
Auto Trader Group PLC (e)	51	243
Aviva PLC	1,010	6,920
Babcock International Group PLC	36	344
BAE Systems PLC	3,264	25,300
Barclays PLC	9,521	26,158
Barratt Developments PLC	156	1,366
Berkeley Group Holdings PLC	126	7,154
BP PLC	5,851	41,371
British American Tobacco PLC ADR	444	29,744
British Land Co. PLC REIT	251	2,348
BT Group PLC	9,617	35,347
Bunzl PLC	260	7,288
Burberry Group PLC	381	9,236
Capita PLC	788	4,273
Carnival PLC	78	5,162
Centrica PLC	200	371
CNH Industrial NV	281	3,769
Cobham PLC (b)	629	1,075
Coca-Cola European Partners PLC	195	7,771
Compass Group PLC	2,674	57,876
ConvaTec Group PLC (e)	4,431	12,318
Croda International PLC	114	6,822
Diageo PLC	1,968	72,545
Direct Line Insurance Group PLC	665	3,434
easyJet PLC	749	14,833
Fiat Chrysler Automobiles NV (b)	1,226	21,950
G4S PLC	417	1,506
GKN PLC	2,062	8,909
GlaxoSmithKline PLC	1,642	29,376
Hargreaves Lansdown PLC	219	5,338
HSBC Holdings PLC	6,198	64,300
IMI PLC	3	54
Imperial Brands PLC	773	33,106
International Consolidated Airlines Group SA	480	4,171
Intertek Group PLC	165	11,584
ITV PLC	3,204	7,173
J Sainsbury PLC	513	1,675
Johnson Matthey PLC	153	6,364
Kingfisher PLC	4,351	19,876
Land Securities Group PLC REIT	177	2,414
Legal & General Group PLC	5,408	19,994
Liberty Global PLC Class A (b)	93	3,333
Liberty Global PLC Series C (b)	135	4,568
Lloyds Banking Group PLC	7,806	7,187
London Stock Exchange Group PLC	150	7,697

Marks & Spencer Group PLC (a)	1,426	6,073
Merlin Entertainments PLC (e)	1,202	5,901
Micro Focus International PLC ADR (b)	148	4,971
National Grid PLC	1,788	21,166
Next PLC	230	14,079
Old Mutual PLC	1,070	3,354
Pearson PLC	159	1,583
Pentair PLC	42	2,966
Persimmon PLC	290	10,741
Prudential PLC	369	9,512
Randgold Resources, Ltd.	332	33,279
Reckitt Benckiser Group PLC	659	61,680
RELX NV	1,022	23,520
RELX PLC	1,148	27,006
Rio Tinto PLC	1,140	60,791
Rio Tinto, Ltd.	239	14,171
Rolls-Royce Holdings PLC (b)	343	3,930
Royal Bank of Scotland Group PLC (b)	2,289	8,608
Royal Mail PLC	2,322	14,213
RSA Insurance Group PLC	420	3,594
Sage Group PLC	896	9,672
Schroders PLC	90	4,281
Sky PLC (b)	1,001	13,704
Smith & Nephew PLC	659	11,482
Smiths Group PLC	332	6,692
SSE PLC	51	911
St James’s Place PLC	387	6,418
Standard Chartered PLC (b)	2,050	21,633
Standard Life Aberdeen PLC	1,039	6,136
Taylor Wimpey PLC	2,592	7,237
TechnipFMC PLC	6	186
Tesco PLC	5,106	14,453
Travis Perkins PLC	117	2,480
Unilever NV	1,420	80,065
Unilever PLC	1,094	61,054
Vodafone Group PLC	10,545	33,522
Weir Group PLC	3	86
Whitbread PLC	123	6,656
Wm Morrison Supermarkets PLC	1,028	3,058
WPP PLC	228	4,136

		1,393,819

UNITED STATES — 60.5%
3M Co.	647	152,284
Abbott Laboratories	747	42,631
AbbVie, Inc.	156	15,087
Accenture PLC Class A	923	141,302
Activision Blizzard, Inc.	147	9,308
Adobe Systems, Inc. (b)	51	8,937
Advance Auto Parts, Inc.	57	5,682
AES Corp.	222	2,404
Aetna, Inc.	230	41,490
Aflac, Inc.	281	24,666
AGCO Corp.	57	4,072
Agilent Technologies, Inc.	54	3,616
AGNC Investment Corp. REIT	1,337	26,994
Air Products & Chemicals, Inc.	77	12,634
Albemarle Corp. (a)	63	8,057
Align Technology, Inc. (b)	75	16,664
Alleghany Corp. (b)	57	33,977

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Allergan PLC	24	$3,926
Allstate Corp.	564	59,056
Ally Financial, Inc.	290	8,456
Alphabet, Inc. Class A (b)	213	224,374
Alphabet, Inc. Class C (b)	225	235,440
Altria Group, Inc.	2,833	202,305
Amazon.com, Inc. (b)	15	17,542
Ameren Corp.	81	4,778
American Electric Power Co., Inc.	108	7,946
American Express Co.	120	11,917
American International Group, Inc.	285	16,980
American Tower Corp. REIT	56	7,990
American Water Works Co., Inc.	147	13,449
Ameriprise Financial, Inc.	30	5,084
AmerisourceBergen Corp.	51	4,683
Amgen, Inc.	656	114,078
Amphenol Corp. Class A	516	45,305
Anadarko Petroleum Corp.	57	3,057
Analog Devices, Inc.	106	9,437
Andeavor	63	7,203
Annaly Capital Management, Inc. REIT	4,043	48,071
ANSYS, Inc. (b)	199	29,370
Anthem, Inc.	90	20,251
Aon PLC	181	24,254
Apache Corp.	120	5,066
Apple, Inc.	2,910	492,459
Applied Materials, Inc.	904	46,212
Aptiv PLC	320	27,146
Arch Capital Group, Ltd. (b)	596	54,099
Archer-Daniels-Midland Co.	213	8,537
Arconic, Inc.	84	2,289
Arrow Electronics, Inc. (b)	57	4,583
Assurant, Inc.	48	4,840
AT&T, Inc.	3,025	117,612
Athene Holding, Ltd. Class A (b)	296	15,306
Automatic Data Processing, Inc.	766	89,768
AutoZone, Inc. (a) (b)	18	12,805
AvalonBay Communities, Inc. REIT	228	40,677
Avnet, Inc.	72	2,853
Axis Capital Holdings, Ltd.	363	18,244
Baker Hughes a GE Co.	81	2,563
Ball Corp.	24	908
Bank of America Corp.	2,747	81,091
Bank of New York Mellon Corp.	287	15,458
Baxter International, Inc.	599	38,719
BB&T Corp.	174	8,651
Becton Dickinson and Co.	441	94,401
Berkshire Hathaway, Inc. Class B (b)	632	125,275
Best Buy Co., Inc.	284	19,445
Biogen, Inc. (b)	242	77,094
BlackRock, Inc.	18	9,247
Boeing Co.	61	17,990
BorgWarner, Inc.	51	2,606
Boston Scientific Corp. (b)	230	5,702
Brighthouse Financial, Inc. (b)	24	1,407
Bristol-Myers Squibb Co.	1,604	98,293
Brixmor Property Group, Inc. REIT	222	4,143
Broadridge Financial Solutions, Inc.	499	45,199
Brown-Forman Corp. Class B	198	13,597

Bunge, Ltd.	69	4,629
C.H. Robinson Worldwide, Inc. (a)	432	38,487
CA, Inc.	257	8,553
Camden Property Trust REIT	54	4,971
Campbell Soup Co.	453	21,794
Capital One Financial Corp.	177	17,626
Cardinal Health, Inc.	260	15,930
CarMax, Inc. (b)	72	4,617
Carnival Corp.	75	4,978
Caterpillar, Inc.	129	20,328
Cboe Global Markets, Inc.	100	12,459
CBS Corp. Class B	325	19,175
CDK Global, Inc.	162	11,547
Celanese Corp. Series A	51	5,461
CenterPoint Energy, Inc.	141	3,999
CenturyLink, Inc.	156	2,602
Cerner Corp. (b)	299	20,150
CF Industries Holdings, Inc.	225	9,572
Charles Schwab Corp.	117	6,010
Charter Communications, Inc. Class A (b)	123	41,323
Chevron Corp.	453	56,711
Chipotle Mexican Grill, Inc. (a) (b)	39	11,272
Chubb, Ltd.	372	54,360
Church & Dwight Co., Inc.	1,175	58,950
Cigna Corp.	51	10,358
Cimarex Energy Co.	24	2,928
Cincinnati Financial Corp.	299	22,416
Cintas Corp.	99	15,427
Cisco Systems, Inc.	1,420	54,386
CIT Group, Inc.	75	3,692
Citigroup, Inc.	1,025	76,270
Citizens Financial Group, Inc.	204	8,564
Citrix Systems, Inc. (b)	111	9,768
Clorox Co.	459	68,272
CME Group, Inc.	72	10,516
Coca-Cola Co.	1,916	87,906
Cognizant Technology Solutions Corp. Class A	66	4,687
Colgate-Palmolive Co.	309	23,314
Comcast Corp. Class A	1,573	62,999
Comerica, Inc.	69	5,990
Conagra Brands, Inc.	96	3,616
ConocoPhillips	272	14,930
Consolidated Edison, Inc.	1,130	95,993
Constellation Brands, Inc. Class A	75	17,143
Corning, Inc.	278	8,893
Costco Wholesale Corp.	476	88,593
Crown Castle International Corp. REIT	357	39,631
CSX Corp.	156	8,582
Cummins, Inc.	129	22,787
CVS Health Corp.	440	31,900
Danaher Corp.	228	21,163
Darden Restaurants, Inc.	66	6,337
DaVita, Inc. (b)	45	3,251
Deere & Co.	81	12,677
Dell Technologies, Inc. Class V (b)	366	29,748
Delta Air Lines, Inc.	81	4,536
Devon Energy Corp.	75	3,105
Discover Financial Services	99	7,615

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

DISH Network Corp. Class A (b)	54	$2,579
Dollar General Corp.	254	23,625
Dollar Tree, Inc. (b)	162	17,384
Dominion Energy, Inc.	743	60,228
Dover Corp.	36	3,636
DowDuPont, Inc.	260	18,517
Dr. Pepper Snapple Group, Inc.	444	43,095
DTE Energy Co.	48	5,254
Duke Energy Corp.	740	62,241
DXC Technology Co.	69	6,548
Eastman Chemical Co.	120	11,117
Eaton Corp. PLC	72	5,689
Eaton Vance Corp.	96	5,413
eBay, Inc. (b)	432	16,304
Edison International	72	4,553
Edwards Lifesciences Corp. (b)	162	18,259
Eli Lilly & Co.	617	52,112
Emerson Electric Co.	80	5,575
Entergy Corp.	54	4,395
EOG Resources, Inc.	63	6,798
EQT Corp.	39	2,220
Equity Residential REIT	351	22,383
Estee Lauder Cos., Inc. Class A	180	22,903
Everest Re Group, Ltd.	174	38,499
Eversource Energy	219	13,836
Exelon Corp.	228	8,985
Expeditors International of Washington, Inc.	740	47,871
Express Scripts Holding Co. (b)	198	14,779
Exxon Mobil Corp.	1,780	148,879
F5 Networks, Inc. (b)	54	7,086
Facebook, Inc. Class A (b)	182	32,116
Fastenal Co. (a)	222	12,141
Federal Realty Investment Trust REIT	18	2,391
FedEx Corp.	51	12,727
Fidelity National Information Services, Inc.	326	30,673
Fifth Third Bancorp	257	7,797
FirstEnergy Corp.	135	4,134
Fiserv, Inc. (b)	450	59,008
FleetCor Technologies, Inc. (b)	45	8,659
Flex, Ltd. (b)	311	5,595
Flowserve Corp.	105	4,424
Fluor Corp.	129	6,663
FNF Group	431	16,912
Ford Motor Co.	1,591	19,872
Fortive Corp.	326	23,586
Franklin Resources, Inc.	305	13,216
Freeport-McMoRan, Inc. (b)	540	10,238
Gap, Inc.	236	8,038
Gartner, Inc. (b)	150	18,473
General Dynamics Corp.	313	63,680
General Electric Co.	1,546	26,978
General Mills, Inc.	1,295	76,781
General Motors Co.	752	30,824
Genuine Parts Co.	201	19,097
Gilead Sciences, Inc.	1,328	95,138
Goldman Sachs Group, Inc.	126	32,100
Halliburton Co.	108	5,278
Harris Corp.	181	25,639
Hartford Financial Services Group, Inc.	120	6,754

Hasbro, Inc.	75	6,817
HCA Healthcare, Inc. (b)	63	5,534
HCP, Inc. REIT	78	2,034
Henry Schein, Inc. (b)	445	31,097
Hershey Co.	156	17,708
Hess Corp. (a)	90	4,272
Hewlett Packard Enterprise Co.	809	11,617
HollyFrontier Corp.	66	3,381
Home Depot, Inc.	275	52,121
Honeywell International, Inc.	608	93,243
Hormel Foods Corp. (a)	363	13,210
Host Hotels & Resorts, Inc. REIT	147	2,918
HP, Inc.	1,435	30,149
Humana, Inc.	39	9,675
Huntington Ingalls Industries, Inc.	75	17,678
Illinois Tool Works, Inc.	351	58,564
Ingersoll-Rand PLC	54	4,816
Intel Corp.	4,318	199,319
Intercontinental Exchange, Inc.	90	6,350
International Business Machines Corp.	1,027	157,562
International Flavors & Fragrances, Inc.	57	8,699
International Paper Co.	96	5,562
Interpublic Group of Cos., Inc.	299	6,028
Intuit, Inc.	316	49,858
Intuitive Surgical, Inc. (b)	234	85,396
Invesco, Ltd.	87	3,179
J.M. Smucker Co.	147	18,263
Jack Henry & Associates, Inc.	374	43,743
Jacobs Engineering Group, Inc.	57	3,760
JB Hunt Transport Services, Inc.	204	23,456
Johnson & Johnson	3,195	446,405
Johnson Controls International PLC	269	10,252
JPMorgan Chase & Co.	1,045	111,752
Juniper Networks, Inc.	123	3,506
Kellogg Co. (a)	710	48,266
KeyCorp	248	5,002
Kimberly-Clark Corp.	649	78,308
Kinder Morgan, Inc.	378	6,830
KLA-Tencor Corp.	51	5,359
Kohl’s Corp. (a)	66	3,579
Kraft Heinz Co.	272	21,151
Kroger Co.	335	9,196
L Brands, Inc. (a)	108	6,504
L3 Technologies, Inc.	127	25,127
Laboratory Corp. of America Holdings (b)	198	31,583
Las Vegas Sands Corp.	366	25,433
Lear Corp.	75	13,250
Leucadia National Corp.	120	3,179
Liberty Interactive Corp. QVC Group Class A (b)	120	2,930
Liberty Media Corp-Liberty SiriusXM Class A (b)	99	3,926
Liberty Media Corp-Liberty SiriusXM Class C (b)	198	7,853
Lincoln National Corp.	66	5,073
Lockheed Martin Corp.	275	88,289
Loews Corp.	81	4,052
Lowe’s Cos., Inc.	887	82,438
Lululemon Athletica, Inc. (b)	87	6,837

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

LyondellBasell Industries NV Class A	435	$47,989
M&T Bank Corp.	51	8,720
ManpowerGroup, Inc.	39	4,918
Marathon Oil Corp.	480	8,126
Marathon Petroleum Corp.	351	23,159
Markel Corp. (b)	55	62,652
Marriott International, Inc. Class A	30	4,072
Marsh & McLennan Cos., Inc.	764	62,182
Mastercard, Inc. Class A	1,033	156,355
Maxim Integrated Products, Inc.	225	11,763
McCormick & Co., Inc.	510	51,974
McDonald’s Corp.	641	110,329
McKesson Corp.	236	36,804
Medtronic PLC	503	40,617
Merck & Co., Inc.	1,030	57,958
MetLife, Inc.	269	13,601
Mettler-Toledo International, Inc. (b)	27	16,727
MGM Resorts International	123	4,107
Michael Kors Holdings, Ltd. (b)	204	12,842
Micron Technology, Inc. (b)	267	10,979
Microsoft Corp.	5,144	440,018
Molson Coors Brewing Co. Class B	48	3,939
Mondelez International, Inc. Class A	326	13,953
Monsanto Co.	594	69,367
Monster Beverage Corp. (b)	329	20,822
Morgan Stanley	315	16,528
Mosaic Co.	72	1,848
Motorola Solutions, Inc.	312	28,186
Mylan NV (b)	66	2,792
National Oilwell Varco, Inc.	375	13,508
NetApp, Inc.	87	4,813
New York Community Bancorp, Inc.	219	2,851
Newell Brands, Inc.	201	6,211
Newmont Mining Corp.	951	35,682
News Corp. Class A	189	3,064
NextEra Energy, Inc.	254	39,672
NIKE, Inc. Class B	1,328	83,066
Noble Energy, Inc.	45	1,311
Nordstrom, Inc.	117	5,543
Norfolk Southern Corp.	45	6,521
Northern Trust Corp.	54	5,394
Northrop Grumman Corp.	505	154,990
Nucor Corp.	63	4,006
NVIDIA Corp.	574	111,069
O’Reilly Automotive, Inc. (b)	189	45,462
Occidental Petroleum Corp.	453	33,368
Omnicom Group, Inc.	195	14,202
ONEOK, Inc.	48	2,566
Oracle Corp.	614	29,030
PACCAR, Inc.	54	3,838
Parker-Hannifin Corp.	27	5,389
Paychex, Inc.	1,187	80,811
PayPal Holdings, Inc. (b)	90	6,626
People’s United Financial, Inc.	91	1,702
PepsiCo, Inc.	831	99,654
Pfizer, Inc.	2,235	80,952
PG&E Corp.	351	15,735
Philip Morris International, Inc.	189	19,968
Phillips 66	239	24,175

Pioneer Natural Resources Co.	15	2,593
Plains GP Holdings L.P. Class A	111	2,436
PNC Financial Services Group, Inc.	162	23,375
Polaris Industries, Inc.	57	7,067
PPG Industries, Inc.	36	4,206
PPL Corp.	132	4,085
Priceline Group, Inc. (b)	39	67,772
Principal Financial Group, Inc.	66	4,657
Procter & Gamble Co.	2,943	270,403
Progressive Corp.	450	25,344
Prologis, Inc. REIT	81	5,225
Prudential Financial, Inc.	105	12,073
Public Service Enterprise Group, Inc.	108	5,562
Public Storage REIT	308	64,372
PulteGroup, Inc.	162	5,387
QUALCOMM, Inc.	275	17,606
Quest Diagnostics, Inc.	54	5,318
Ralph Lauren Corp.	45	4,666
Raytheon Co.	580	108,953
Realty Income Corp. REIT	299	17,049
Red Hat, Inc. (b)	150	18,015
Regeneron Pharmaceuticals, Inc. (b)	75	28,197
Regions Financial Corp.	405	6,998
RenaissanceRe Holdings, Ltd.	180	22,606
Republic Services, Inc.	1,007	68,083
ResMed, Inc.	102	8,638
Robert Half International, Inc.	114	6,332
Rockwell Automation, Inc.	111	21,795
Rockwell Collins, Inc.	114	15,461
Ross Stores, Inc.	584	46,866
Royal Caribbean Cruises, Ltd.	57	6,799
SBA Communications Corp. REIT (b)	48	7,841
SCANA Corp.	90	3,580
Schlumberger, Ltd.	332	22,373
Scripps Networks Interactive, Inc. Class A	63	5,379
Seagate Technology PLC (a)	72	3,012
SEI Investments Co.	117	8,408
Sempra Energy	66	7,057
Sherwin-Williams Co.	63	25,833
Shire PLC.	87	4,590
Simon Property Group, Inc. REIT	21	3,607
Skyworks Solutions, Inc.	123	11,679
Southern Co.	1,421	68,336
Southwest Airlines Co.	18	1,178
Stanley Black & Decker, Inc.	36	6,109
Starbucks Corp.	1,933	111,012
State Street Corp. (f)	108	10,542
Stericycle, Inc. (b)	15	1,020
Stryker Corp.	288	44,594
SunTrust Banks, Inc.	159	10,270
Symantec Corp.	138	3,872
Synchrony Financial	96	3,707
Synopsys, Inc. (b)	354	30,175
Sysco Corp.	338	20,527
T Rowe Price Group, Inc.	201	21,091
Tapestry, Inc.	287	12,694
Target Corp.	193	12,593
TD Ameritrade Holding Corp.	183	9,357
Texas Instruments, Inc.	1,110	115,928

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Textron, Inc.	84	$4,754
Thermo Fisher Scientific, Inc.	39	7,405
Thomson Reuters Corp.	447	19,547
Tiffany & Co.	87	9,044
Time Warner, Inc.	332	30,368
TJX Cos., Inc.	1,337	102,227
Tractor Supply Co.	117	8,746
Travelers Cos., Inc.	372	50,458
TripAdvisor, Inc. (a) (b)	84	2,895
Twenty-First Century Fox, Inc. Class A	195	6,733
Twenty-First Century Fox, Inc. Class B	387	13,204
Tyson Foods, Inc. Class A	84	6,810
UDR, Inc. REIT	596	22,958
Ulta Salon Cosmetics & Fragrance, Inc. (b)	45	10,065
Under Armour, Inc. Class A (a) (b)	102	1,472
Under Armour, Inc. Class C (a) (b)	102	1,359
Union Pacific Corp.	683	91,590
United Parcel Service, Inc. Class B	408	48,613
United Technologies Corp.	117	14,926
UnitedHealth Group, Inc.	423	93,255
Universal Health Services, Inc. Class B	36	4,081
Unum Group	90	4,940
US Bancorp	564	30,219
Valero Energy Corp.	242	22,242
Varian Medical Systems, Inc. (b)	232	25,787
Ventas, Inc. REIT	31	1,860
Verisk Analytics, Inc. (b)	150	14,400
Verizon Communications, Inc.	2,372	125,550
VF Corp.	297	21,978
Visa, Inc. Class A	2,020	230,320
VMware, Inc. Class A (a) (b)	299	37,471
Voya Financial, Inc.	84	4,155
W.W. Grainger, Inc. (a)	48	11,340
Wabtec Corp. (a)	66	5,374
Wal-Mart Stores, Inc.	1,904	188,020
Walgreens Boots Alliance, Inc.	132	9,586
Walt Disney Co.	1,441	154,922
Waste Management, Inc.	983	84,833
Waters Corp. (b)	63	12,171
WEC Energy Group, Inc.	578	38,397
Wells Fargo & Co.	1,436	87,122
Welltower, Inc. REIT	154	9,821
Western Digital Corp.	45	3,579
Western Union Co.	501	9,524
WestRock Co.	66	4,172
Weyerhaeuser Co. REIT	102	3,597
Whirlpool Corp.	21	3,541
Williams Cos., Inc.	66	2,012
Willis Towers Watson PLC	36	5,425
WR Berkley Corp.	414	29,663
Xcel Energy, Inc.	1,010	48,591
Xerox Corp.	91	2,653
Xilinx, Inc.	171	11,529
Yum! Brands, Inc.	84	6,855
Zimmer Biomet Holdings, Inc.	30	3,620
Zoetis, Inc.	24	1,729

		13,620,640

TOTAL COMMON STOCKS (Cost $19,565,771)		22,432,378

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Transurban Group (expiring 01/24/18) (b) (g)	7	—

SPAIN — 0.0%(d)
Repsol SA (expiring 1/10/18) (b)	894	407

TOTAL RIGHTS (Cost $410)		407

SHORT-TERM INVESTMENT — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i) (Cost $121,807)	121,807	121,807

TOTAL INVESTMENTS — 100.2%
(Cost $19,687,988)		22,554,592
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(45,159)

NET ASSETS — 100.0%		$22,509,433

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$313,109	$—	$—		$313,109
Austria	14,240	—	—		14,240
Belgium	65,456	—	—		65,456
Canada	719,478	—	—		719,478
Chile	1,509	—	—		1,509
Denmark	273,273	—	—		273,273
Finland	64,747	—	—		64,747
France	514,482	—	—		514,482
Germany	561,006	—	—		561,006
Hong Kong	427,292	—	—		427,292
Ireland	75,750	—	—		75,750
Israel	93,281	—	—		93,281
Italy	144,805	—	—		144,805
Japan	2,286,032	—	—		2,286,032
Luxembourg	20,621	—	—		20,621
Mexico	232	—	—		232
Netherlands	256,865	—	—		256,865
New Zealand	26,347	—	—		26,347
Norway	28,687	—	—		28,687
Portugal	9,869	—	—		9,869
Singapore	146,423	—	—		146,423
South Africa	10,023	—	—		10,023
Spain	200,184	—	—		200,184
Sweden	181,795	—	—		181,795
Switzerland	982,413	—	—		982,413
United Kingdom	1,393,819	—	—		1,393,819
United States	13,620,640	—	—		13,620,640
Rights
Australia	—	—	0	(a)	—
Spain	407	—	—		407
Short-Term Investment	121,807	—	—		121,807

TOTAL INVESTMENTS	$22,554,592	$—	$0		$22,554,592

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp	108	$10,318	$—	$—	$—	$224	108	$10,542	$45	$—
State Street Institutional U.S. Government Money Market Fund — Class G Shares	4,411,701	4,411,701	202,661	4,614,362	—	—	—	—	202	—
State Street Navigator Securities Lending Government Money Market Portfolio	24,983	24,983	472,025	375,201	—	—	121,807	121,807	265	—

TOTAL		$4,447,002	$674,686	$4,989,563	$—	$224		$132,349	$512	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
Bombardier, Inc. Class B (a)	23,290	$56,322
CAE, Inc.	27,487	512,248

		568,570

AUTO COMPONENTS — 3.3%
Linamar Corp.	4,750	277,543
Magna International, Inc.	17,908	1,018,210

		1,295,753

BANKS — 19.4%
Bank of Montreal	13,277	1,065,911
Bank of Nova Scotia	20,259	1,311,633
Canadian Imperial Bank of Commerce	16,980	1,660,664
National Bank of Canada	8,489	424,941
Royal Bank of Canada	20,667	1,693,178
Toronto-Dominion Bank	26,652	1,566,639

		7,722,966

CAPITAL MARKETS — 1.8%
CI Financial Corp.	28,781	683,835
IGM Financial, Inc.	1,369	48,239

		732,074

CHEMICALS — 1.2%
Agrium, Inc.	2,257	260,439
Methanex Corp.	742	45,102
Potash Corp. of Saskatchewan, Inc.	8,481	174,500

		480,041

CONSTRUCTION & ENGINEERING — 0.3%
SNC-Lavalin Group, Inc.	2,384	108,550

CONTAINERS & PACKAGING — 1.5%
CCL Industries, Inc. Class B	13,282	615,682

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Element Fleet Management Corp.	3,826	29,009
Onex Corp.	4,193	308,514

		337,523

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
BCE, Inc.	19,438	936,723
TELUS Corp.	9,435	358,589

		1,295,312

ELECTRIC UTILITIES — 2.8%
Emera, Inc.	7,855	294,527
Fortis, Inc.	11,270	414,749
Hydro One, Ltd. (b)	22,659	405,093

		1,114,369

FOOD & STAPLES RETAILING — 7.4%
Alimentation Couche-Tard, Inc. Class B	19,038	996,610
Empire Co., Ltd. Class A	3,736	73,023
George Weston, Ltd.	3,399	296,129
Jean Coutu Group PJC, Inc. Class A	11,931	232,535
Loblaw Cos., Ltd.	8,013	436,288
Metro, Inc.	27,974	898,642

		2,933,227

FOOD PRODUCTS — 2.3%
Saputo, Inc.	25,476	918,637

HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	1,521	93,801

INSURANCE — 14.6%
Fairfax Financial Holdings, Ltd.	530	283,132
Great-West Lifeco, Inc.	38,901	1,089,768
Industrial Alliance Insurance & Financial Services, Inc.	9,886	471,990
Intact Financial Corp.	13,342	1,117,983
Manulife Financial Corp.	21,642	452,894
Power Corp. of Canada	12,854	332,083
Power Financial Corp.	32,599	898,655
Sun Life Financial, Inc.	28,896	1,196,476

		5,842,981

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Shopify, Inc. Class A (a)	29	2,942

IT SERVICES — 2.4%
CGI Group, Inc. Class A (a)	17,457	951,605

MEDIA — 2.0%
Shaw Communications, Inc. Class B	13,699	313,679
Thomson Reuters Corp.	11,084	484,690

		798,369

METALS & MINING — 3.2%
Agnico Eagle Mines, Ltd.	3,362	155,737
Barrick Gold Corp.	17,443	253,094
First Quantum Minerals, Ltd.	8,042	113,029
Franco-Nevada Corp.	3,683	295,298
Goldcorp, Inc.	8,051	103,003
Kinross Gold Corp. (a)	10,260	44,383
Lundin Mining Corp.	4,300	28,691
Teck Resources, Ltd. Class B	7,311	191,797
Turquoise Hill Resources, Ltd. (a)	12,653	43,323
Wheaton Precious Metals Corp.	2,400	53,231

		1,281,586

MULTI-UTILITIES — 0.2%
Atco, Ltd. Class I	1,053	37,819
Canadian Utilities, Ltd. Class A	1,513	45,174

		82,993

MULTILINE RETAIL — 2.4%
Canadian Tire Corp., Ltd. Class A	5,956	779,112
Dollarama, Inc.	1,382	173,226

		952,338

OIL, GAS & CONSUMABLE FUELS — 13.7%
AltaGas, Ltd.	11,310	258,344
ARC Resources, Ltd.	3,274	38,542
Cameco Corp.	5,262	48,759
Canadian Natural Resources, Ltd.	8,537	306,063
Cenovus Energy, Inc.	13,589	124,508
Crescent Point Energy Corp.	12,724	97,287
Enbridge, Inc.	21,152	829,907
Encana Corp.	8,041	107,624
Husky Energy, Inc. (a)	7,362	104,294
Imperial Oil, Ltd.	30,549	956,493
Inter Pipeline, Ltd.	6,044	125,564
Keyera Corp.	16,222	458,584
Pembina Pipeline Corp.	12,968	471,027
PrairieSky Royalty, Ltd.	832	21,289

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Seven Generations Energy, Ltd. Class A (a)	1,407	$19,966
Suncor Energy, Inc.	22,232	818,873
Tourmaline Oil Corp. (a)	2,541	46,198
TransCanada Corp.	12,632	616,805
Vermilion Energy, Inc.	490	17,865

		5,467,992

PAPER & FOREST PRODUCTS — 0.9%
West Fraser Timber Co., Ltd.	5,505	340,814

PHARMACEUTICALS — 0.4%
Valeant Pharmaceuticals International, Inc. (a)	6,989	146,145

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
H&R Real Estate Investment Trust	7,929	135,172
RioCan Real Estate Investment Trust	13,827	268,826
SmartCentres Real Estate Investment Trust REIT	3,951	97,470

		501,468

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Brookfield Asset Management, Inc. Class A	12,695	554,428
First Capital Realty, Inc.	10,244	169,405

		723,833

ROAD & RAIL — 5.8%
Canadian National Railway Co	16,856	1,394,409
Canadian Pacific Railway, Ltd.	5,039	923,625

		2,318,034

SOFTWARE — 2.5%
BlackBerry, Ltd. (a)	2,380	26,669
Constellation Software, Inc.	1,407	855,710
Open Text Corp.	3,283	117,150

		999,529

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Gildan Activewear, Inc.	21,735	704,464

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	1,376	34,835

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Rogers Communications, Inc. Class B	7,318	374,091

TOTAL COMMON STOCKS (Cost $33,020,558)		39,740,524

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $12,432)	12,432	12,432

TOTAL INVESTMENTS — 99.6%
(Cost $33,032,990)		39,752,956
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		148,842

NET ASSETS — 100.0%		$39,901,798

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.0% of net assets as of December 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$568,570	$—	$—	$568,570
Auto Components	1,295,753	—	—	1,295,753
Banks	7,722,966	—	—	7,722,966
Capital Markets	732,074	—	—	732,074
Chemicals	480,041	—	—	480,041
Construction & Engineering	108,550	—	—	108,550
Containers & Packaging	615,682	—	—	615,682
Diversified Financial Services	337,523	—	—	337,523
Diversified Telecommunication Services	1,295,312	—	—	1,295,312
Electric Utilities	1,114,369	—	—	1,114,369
Food & Staples Retailing	2,933,227	—	—	2,933,227
Food Products	918,637	—	—	918,637

See accompanying Notes to Schedule of Investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$93,801	$—	$—	$93,801
Insurance	5,842,981	—	—	5,842,981
Internet Software & Services	2,942	—	—	2,942
IT Services	951,605	—	—	951,605
Media	798,369	—	—	798,369
Metals & Mining	1,281,586	—	—	1,281,586
Multi-Utilities	82,993	—	—	82,993
Multiline Retail	952,338	—	—	952,338
Oil, Gas & Consumable Fuels	5,467,992	—	—	5,467,992
Paper & Forest Products	340,814	—	—	340,814
Pharmaceuticals	146,145	—	—	146,145
Real Estate Investment Trusts (REITs)	501,468	—	—	501,468
Real Estate Management & Development	723,833	—	—	723,833
Road & Rail	2,318,034	—	—	2,318,034
Software	999,529	—	—	999,529
Textiles, Apparel & Luxury Goods	704,464	—	—	704,464
Trading Companies & Distributors	34,835	—	—	34,835
Wireless Telecommunication Services	374,091	—	—	374,091
Short-Term Investment	12,432	—	—	12,432

TOTAL INVESTMENTS	$39,752,956	$—	$—	$39,752,956

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	13,104	$13,104	$468,940	$469,612	$—	$—	12,432	$12,432	$169

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.9%
MTU Aero Engines AG	2,033	$364,719

AIR FREIGHT & LOGISTICS — 3.8%
Deutsche Post AG	15,627	745,905

AIRLINES — 0.7%
Deutsche Lufthansa AG	3,940	145,341

AUTO COMPONENTS — 3.1%
Continental AG	2,165	585,070
Schaeffler AG Preference Shares	1,192	21,162

		606,232

AUTOMOBILES — 9.3%
Bayerische Motoren Werke AG	2,912	303,621
Bayerische Motoren Werke AG Preference Shares .	806	72,240
Daimler AG	9,797	832,908
Porsche Automobil Holding SE Preference Shares	1,142	95,690
Volkswagen AG	367	74,345
Volkswagen AG Preference Shares	2,220	443,719

		1,822,523

BANKS — 0.8%
Commerzbank AG (a)	10,077	151,316

CAPITAL MARKETS — 1.5%
Deutsche Bank AG	15,092	287,694

CHEMICALS — 12.7%
BASF SE	9,067	998,833
Covestro AG (b)	3,954	408,467
Evonik Industries AG	5,311	200,061
Fuchs Petrolub SE Preference Shares	3,530	187,568
KS AG (c)	1,407	35,066
Lanxess AG	362	28,816
Linde AG (a)	1,013	236,774
Symrise AG	4,570	393,026

		2,488,611

CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	245	43,423

CONSTRUCTION MATERIALS — 0.7%
HeidelbergCement AG	1,307	141,642

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Deutsche Boerse AG	867	100,778

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Deutsche Telekom AG	33,839	601,178
Telefonica Deutschland Holding AG	12,065	60,646

		661,824

ELECTRICAL EQUIPMENT — 1.4%
OSRAM Licht AG	3,016	271,368

FOOD & STAPLES RETAILING — 0.2%
METRO AG (a)	2,090	41,786

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Fresenius Medical Care AG & Co. KGaA	2,728	287,548
Fresenius SE & Co. KGaA	4,089	319,499

		607,047

HOUSEHOLD PRODUCTS — 3.5%
Henkel AG & Co. KGaA	1,197	143,736
Henkel AG & Co. KGaA Preference Shares	4,106	544,079

		687,815

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
Uniper SE	6,564	204,933

INDUSTRIAL CONGLOMERATES — 4.9%
Siemens AG	6,860	956,784

INSURANCE — 10.8%
Allianz SE	3,849	885,090
Hannover Rueck SE	2,580	324,987
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,174	905,944

		2,116,021

INTERNET & CATALOG RETAIL — 0.2%
Zalando SE (a) (b)	608	32,208

INTERNET SOFTWARE & SERVICES — 0.4%
United Internet AG	1,109	76,359

IT SERVICES — 2.1%
Wirecard AG	3,789	423,453

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (a)	2,675	84,126

MACHINERY — 3.3%
GEA Group AG	5,787	278,031
KION Group AG	290	25,066
MAN SE	2,984	341,836

		644,933

MEDIA — 3.7%
Axel Springer SE	1,397	109,257
ProSiebenSat.1 Media SE	9,399	323,974
RTL Group SA	3,613	290,982

		724,213

METALS & MINING — 0.3%
ThyssenKrupp AG	2,392	69,553

MULTI-UTILITIES — 2.5%
E.ON SE	15,101	164,306
Innogy SE (b)	5,362	210,384
RWE AG (a)	6,019	122,869

		497,559

PERSONAL PRODUCTS — 3.2%
Beiersdorf AG	5,277	620,355

PHARMACEUTICALS — 5.8%
Bayer AG	6,554	818,485
Merck KGaA	3,077	331,614

		1,150,099

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Deutsche Wohnen SE	3,707	162,297
Vonovia SE	3,942	195,922

		358,219

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Infineon Technologies AG	15,521	425,590

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

SOFTWARE — 4.1%
SAP SE	7,257	$814,343

TEXTILES, APPAREL & LUXURY GOODS — 3.8%
adidas AG	2,418	485,326
HUGO BOSS AG	3,183	271,143

		756,469

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Brenntag AG	4,719	299,025

TRANSPORTATION INFRASTRUCTURE — 0.6%
Fraport AG Frankfurt Airport Services Worldwide	1,079	119,020

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Drillisch AG	422	34,879

TOTAL COMMON STOCKS (Cost $17,287,731)		19,576,165

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	2,998	2,998
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	30,562	30,562

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,560)		33,560

TOTAL INVESTMENTS — 99.8%
(Cost $17,321,291)		19,609,725
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		42,069

NET ASSETS — 100.0%		$19,651,794

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$364,719	$—	$—	$364,719
Air Freight & Logistics	745,905	—	—	745,905
Airlines	145,341	—	—	145,341
Auto Components	606,232	—	—	606,232
Automobiles	1,822,523	—	—	1,822,523
Banks	151,316	—	—	151,316
Capital Markets	287,694	—	—	287,694
Chemicals	2,488,611	—	—	2,488,611
Construction & Engineering	43,423	—	—	43,423
Construction Materials	141,642	—	—	141,642
Diversified Financial Services	100,778	—	—	100,778
Diversified Telecommunication Services	661,824	—	—	661,824
Electrical Equipment	271,368	—	—	271,368
Food & Staples Retailing	41,786	—	—	41,786
Health Care Providers & Services	607,047	—	—	607,047

See accompanying Notes to Schedule of Investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$687,815	$—	$—	$687,815
Independent Power Producers & Energy Traders	204,933	—	—	204,933
Industrial Conglomerates	956,784	—	—	956,784
Insurance	2,116,021	—	—	2,116,021
Internet & Catalog Retail	32,208	—	—	32,208
Internet Software & Services	76,359	—	—	76,359
IT Services	423,453	—	—	423,453
Life Sciences Tools & Services	84,126	—	—	84,126
Machinery	644,933	—	—	644,933
Media	724,213	—	—	724,213
Metals & Mining	69,553	—	—	69,553
Multi-Utilities	497,559	—	—	497,559
Personal Products	620,355	—	—	620,355
Pharmaceuticals	1,150,099	—	—	1,150,099
Real Estate Management & Development	358,219	—	—	358,219
Semiconductors & Semiconductor Equipment	425,590	—	—	425,590
Software	814,343	—	—	814,343
Textiles, Apparel & Luxury Goods	756,469	—	—	756,469
Trading Companies & Distributors	299,025	—	—	299,025
Transportation Infrastructure	119,020	—	—	119,020
Wireless Telecommunication Services	34,879	—	—	34,879
Short-Term Investments	33,560	—	—	33,560

TOTAL INVESTMENTS	$19,609,725	$—	$—	$19,609,725

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	1,300	$1,300	$46,005	$44,307	$—	$—	2,998	$2,998	$15
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	36,172	5,610	—	—	30,562	30,562	18

TOTAL		$1,300	$82,177	$49,917	$—	$—		$33,560	$33

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.1%
Yamato Holdings Co., Ltd.	600	$12,077

AIRLINES — 1.2%
ANA Holdings, Inc.	1,700	71,018
Japan Airlines Co., Ltd.	3,100	121,303

		192,321

AUTO COMPONENTS — 3.7%
Aisin Seiki Co., Ltd.	600	33,715
Bridgestone Corp.	7,100	330,136
Denso Corp.	800	48,028
Koito Manufacturing Co., Ltd.	1,300	91,398
NGK Spark Plug Co., Ltd.	200	4,863
NOK Corp.	200	4,671
Stanley Electric Co., Ltd.	100	4,061
Sumitomo Electric Industries, Ltd.	1,900	32,131
Sumitomo Rubber Industries, Ltd. (a)	600	11,164
Toyoda Gosei Co., Ltd.	100	2,545
Toyota Industries Corp. (a)	300	19,281
Yokohama Rubber Co., Ltd.	200	4,905

		586,898

AUTOMOBILES — 7.7%
Honda Motor Co., Ltd.	4,900	167,987
Isuzu Motors, Ltd.	900	15,076
Mazda Motor Corp.	1,800	24,152
Mitsubishi Motors Corp.	1,300	9,394
Nissan Motor Co., Ltd.	11,900	118,683
Subaru Corp.	7,400	235,368
Suzuki Motor Corp.	3,600	208,810
Toyota Motor Corp.	6,600	422,599
Yamaha Motor Co., Ltd.	400	13,120

		1,215,189

BANKS — 7.3%
Aozora Bank, Ltd.	1,300	50,604
Bank of Kyoto, Ltd.	200	10,422
Chiba Bank, Ltd.	3,000	24,980
Concordia Financial Group, Ltd.	5,000	30,182
Fukuoka Financial Group, Inc.	2,000	11,238
Hachijuni Bank, Ltd.	1,300	7,466
Japan Post Bank Co., Ltd.	5,200	67,718
Kyushu Financial Group, Inc.	2,000	12,108
Mebuki Financial Group, Inc.	4,100	17,361
Mitsubishi UFJ Financial Group, Inc.	37,700	276,567
Mizuho Financial Group, Inc.	112,600	204,509
Resona Holdings, Inc.	11,600	69,312
Seven Bank, Ltd.	500	1,713
Shinsei Bank, Ltd.	500	8,651
Shizuoka Bank, Ltd.	1,000	10,333
Sumitomo Mitsui Financial Group, Inc.	5,300	229,031
Sumitomo Mitsui Trust Holdings, Inc.	1,000	39,707
Suruga Bank, Ltd.	2,200	47,203
Yamaguchi Financial Group, Inc.	2,000	23,773

		1,142,878

BEVERAGES — 1.5%
Asahi Group Holdings, Ltd.	1,400	69,472
Coca-Cola Bottlers Japan, Inc.	500	18,264
Kirin Holdings Co., Ltd.	3,600	90,775

Suntory Beverage & Food, Ltd.	1,200	53,369

		231,880

BUILDING PRODUCTS — 0.5%
Asahi Glass Co., Ltd.	400	17,328
Daikin Industries, Ltd.	300	35,513
LIXIL Group Corp.	500	13,537
TOTO, Ltd.	100	5,903

		72,281

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	18,825
Nomura Holdings, Inc.	6,700	39,558
SBI Holdings, Inc.	400	8,366

		66,749

CHEMICALS — 3.1%
Air Water, Inc.	200	4,222
Asahi Kasei Corp.	3,100	39,999
Daicel Corp.	400	4,552
Hitachi Chemical Co., Ltd.	1,000	25,690
JSR Corp.	300	5,907
Kansai Paint Co., Ltd.	100	2,599
Kuraray Co., Ltd.	1,200	22,647
Mitsubishi Chemical Holdings Corp.	3,200	35,125
Mitsubishi Gas Chemical Co., Inc.	300	8,615
Mitsui Chemicals, Inc.	300	9,654
Nippon Paint Holdings Co., Ltd.	100	3,165
Nissan Chemical Industries, Ltd.	1,400	55,863
Nitto Denko Corp.	100	8,886
Shin-Etsu Chemical Co., Ltd.	900	91,478
Sumitomo Chemical Co., Ltd.	3,000	21,571
Taiyo Nippon Sanso Corp.	100	1,400
Teijin, Ltd.	300	6,685
Toray Industries, Inc.	7,700	72,625
Tosoh Corp.	3,100	70,283

		490,966

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Dai Nippon Printing Co., Ltd.	1,100	24,539
Park24 Co., Ltd.	2,400	57,459
Secom Co., Ltd.	1,000	75,517
Sohgo Security Services Co., Ltd.	100	5,442
Toppan Printing Co., Ltd.	4,000	36,183

		199,140

CONSTRUCTION & ENGINEERING — 2.7%
JGC Corp.	400	7,737
Kajima Corp.	6,000	57,736
Obayashi Corp.	9,400	113,818
Shimizu Corp.	8,300	85,763
Taisei Corp.	3,100	154,381

		419,435

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	200	8,637

CONSUMER FINANCE — 0.0% (b)
Acom Co., Ltd. (a) (c)	200	843
AEON Financial Service Co., Ltd.	100	2,329
Credit Saison Co., Ltd.	200	3,640

		6,812

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 0.0% (b)
Toyo Seikan Group Holdings, Ltd.	300	$4,820

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	700	24,700

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Japan Exchange Group, Inc.	5,000	87,039
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,957
ORIX Corp.	2,800	47,338

		140,334

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Nippon Telegraph & Telephone Corp.	2,700	127,055

ELECTRIC UTILITIES — 1.3%
Chubu Electric Power Co., Inc.	3,300	41,026
Chugoku Electric Power Co., Inc.	1,400	15,050
Kansai Electric Power Co., Inc.	2,600	31,851
Kyushu Electric Power Co., Inc.	1,500	15,726
Tohoku Electric Power Co., Inc.	2,800	35,817
Tokyo Electric Power Co. Holdings, Inc. (c)	15,800	62,555

		202,025

ELECTRICAL EQUIPMENT — 0.6%
Fuji Electric Co., Ltd.	1,000	7,537
Mitsubishi Electric Corp.	2,800	46,517
Nidec Corp.	300	42,104

		96,158

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Alps Electric Co., Ltd.	200	5,717
Hamamatsu Photonics KK	100	3,364
Hirose Electric Co., Ltd.	100	14,621
Hitachi High-Technologies Corp.	100	4,217
Hitachi, Ltd.	10,000	77,932
Keyence Corp.	600	336,192
Kyocera Corp.	1,000	65,451
Murata Manufacturing Co., Ltd.	200	26,844
Nippon Electric Glass Co., Ltd.	100	3,817
Omron Corp.	200	11,931
Shimadzu Corp.	500	11,371
TDK Corp.	200	15,961
Yaskawa Electric Corp.	100	4,407
Yokogawa Electric Corp.	200	3,831

		585,656

FOOD & STAPLES RETAILING — 2.1%
Aeon Co., Ltd.	2,800	47,288
FamilyMart UNY Holdings Co., Ltd.	500	35,065
Lawson, Inc.	1,000	66,489
Seven & i Holdings Co., Ltd.	1,900	78,985
Sundrug Co., Ltd.	900	41,864
Tsuruha Holdings, Inc.	500	67,998

		337,689

FOOD PRODUCTS — 1.7%
Ajinomoto Co., Inc.	1,900	35,774
Calbee, Inc. (a)	900	29,281
Kikkoman Corp.	100	4,048
MEIJI Holdings Co., Ltd.	500	42,565
NH Foods, Ltd.	2,000	48,788

Nisshin Seifun Group, Inc.	700	14,143
Nissin Foods Holdings Co., Ltd.	500	36,529
Toyo Suisan Kaisha, Ltd.	1,000	42,743
Yamazaki Baking Co., Ltd.	700	13,652

		267,523

GAS UTILITIES — 0.7%
Osaka Gas Co., Ltd.	3,200	61,642
Toho Gas Co., Ltd.	200	5,486
Tokyo Gas Co., Ltd.	1,800	41,201

		108,329

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Hoya Corp.	4,800	239,808
Olympus Corp.	200	7,670
Sysmex Corp.	1,700	133,857
Terumo Corp.	1,200	56,884

		438,219

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	800	18,798
Medipal Holdings Corp.	700	13,714
Suzuken Co., Ltd.	500	20,573

		53,085

HEALTH CARE TECHNOLOGY — 0.6%
M3, Inc.	2,600	91,514

HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald’s Holdings Co. Japan, Ltd.	1,800	79,174
Oriental Land Co., Ltd.	2,800	255,269

		334,443

HOUSEHOLD DURABLES — 2.1%
Casio Computer Co., Ltd.	200	2,878
Iida Group Holdings Co., Ltd.	300	5,659
Nikon Corp.	1,300	26,196
Panasonic Corp.	3,700	54,178
Rinnai Corp.	200	18,109
Sekisui Chemical Co., Ltd.	4,900	98,392
Sekisui House, Ltd.	2,600	46,980
Sharp Corp. (c)	100	3,435
Sony Corp.	1,700	76,708

		332,535

HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	400	7,581
Unicharm Corp.	3,900	101,421

		109,002

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	400	10,777

INDUSTRIAL CONGLOMERATES — 0.2%
Keihan Holdings Co., Ltd.	100	2,947
Seibu Holdings, Inc.	200	3,784
Toshiba Corp. (c)	8,000	22,512

		29,243

INSURANCE — 2.3%
Dai-ichi Life Holdings, Inc.	2,800	57,765
Japan Post Holdings Co., Ltd.	9,500	108,957
MS&AD Insurance Group Holdings, Inc.	1,700	57,557

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Sompo Holdings, Inc.	1,000	$38,739
Sony Financial Holdings, Inc.	300	5,316
T&D Holdings, Inc.	1,300	22,238
Tokio Marine Holdings, Inc.	1,700	77,583

		368,155

INTERNET & CATALOG RETAIL — 0.5%
Rakuten, Inc.	1,300	11,915
Start Today Co., Ltd.	2,000	60,808

		72,723

INTERNET SOFTWARE & SERVICES — 0.7%
DeNA Co., Ltd.	100	2,062
Kakaku.com, Inc.	1,800	30,440
Yahoo! Japan Corp. (a)	17,800	81,692

		114,194

IT SERVICES — 1.4%
Fujitsu, Ltd.	5,000	35,628
Nomura Research Institute, Ltd.	400	18,606
NTT Data Corp.	4,000	47,546
Obic Co., Ltd.	600	44,101
Otsuka Corp.	900	69,028

		214,909

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Bandai Namco Holdings, Inc.	800	26,169
Sankyo Co., Ltd.	1,000	31,469
Sega Sammy Holdings, Inc.	200	2,482
Shimano, Inc.	100	14,070
Yamaha Corp.	300	11,079

		85,269

MACHINERY — 2.6%
Amada Holdings Co., Ltd.	300	4,085
FANUC Corp.	300	72,064
Hino Motors, Ltd.	500	6,480
Hitachi Construction Machinery Co., Ltd.	200	7,270
Hoshizaki Corp.	600	53,209
IHI Corp.	200	6,658
JTEKT Corp.	400	6,874
Kawasaki Heavy Industries, Ltd.	300	10,533
Komatsu, Ltd.	1,800	65,161
Kubota Corp.	1,200	23,537
Kurita Water Industries, Ltd.	300	9,747
Makita Corp.	900	37,829
MINEBEA MITSUMI, Inc.	500	10,488
Mitsubishi Heavy Industries, Ltd.	800	29,898
Nabtesco Corp.	1,100	42,184
NGK Insulators, Ltd.	300	5,667
NSK, Ltd.	600	9,449
Sumitomo Heavy Industries, Ltd.	200	8,469
THK Co., Ltd.	100	3,755

		413,357

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	400	13,351
Nippon Yusen KK (c)	500	12,202

		25,553

MEDIA — 0.2%
Dentsu, Inc.	300	12,716
Hakuhodo DY Holdings, Inc.	700	9,091

Toho Co., Ltd.	400	13,866

		35,673

METALS & MINING — 0.8%
Hitachi Metals, Ltd.	400	5,745
JFE Holdings, Inc.	1,300	31,228
Kobe Steel, Ltd. (c)	1,300	12,060
Maruichi Steel Tube, Ltd.	100	2,929
Mitsubishi Materials Corp.	400	14,239
Nippon Steel & Sumitomo Metal Corp.	2,000	51,327
Sumitomo Metal Mining Co., Ltd.	200	9,193

		126,721

MULTILINE RETAIL — 0.9%
Don Quijote Holdings Co., Ltd.	200	10,457
Isetan Mitsukoshi Holdings, Ltd.	800	9,921
J Front Retailing Co., Ltd.	400	7,539
Marui Group Co., Ltd.	300	5,494
Ryohin Keikaku Co., Ltd.	300	93,475
Takashimaya Co., Ltd.	1,000	10,528

		137,414

OIL, GAS & CONSUMABLE FUELS — 0.8%
Idemitsu Kosan Co., Ltd.	400	16,068
Inpex Corp.	1,400	17,511
JXTG Holdings, Inc.	13,100	84,542
Showa Shell Sekiyu KK	500	6,791

		124,912

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	13,316

PERSONAL PRODUCTS — 2.6%
Kao Corp.	5,200	351,698
Kose Corp.	300	46,844
Shiseido Co., Ltd.	200	9,669

		408,211

PHARMACEUTICALS — 6.4%
Astellas Pharma, Inc.	25,900	330,389
Chugai Pharmaceutical Co., Ltd.	600	30,732
Daiichi Sankyo Co., Ltd.	2,600	67,787
Eisai Co., Ltd.	500	28,478
Hisamitsu Pharmaceutical Co., Inc.	200	12,126
Kyowa Hakko Kirin Co., Ltd.	600	11,606
Mitsubishi Tanabe Pharma Corp.	3,300	68,314
Ono Pharmaceutical Co., Ltd.	200	4,662
Otsuka Holdings Co., Ltd.	1,700	74,670
Santen Pharmaceutical Co., Ltd.	1,100	17,293
Shionogi & Co., Ltd.	3,600	194,844
Sumitomo Dainippon Pharma Co., Ltd.	1,200	17,832
Taisho Pharmaceutical Holdings Co., Ltd.	400	31,958
Takeda Pharmaceutical Co., Ltd.	1,900	107,962

		998,653

PROFESSIONAL SERVICES — 2.0%
Recruit Holdings Co., Ltd.	12,600	313,182

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Daiwa House REIT Investment Corp.	20	47,528
Japan Prime Realty Investment Corp. REIT	9	28,602
Japan Real Estate Investment Corp. REIT	13	61,740
Japan Retail Fund Investment Corp. REIT	29	53,186
Nippon Building Fund, Inc. REIT	13	63,586

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Nippon Prologis REIT, Inc.	36	$76,154
Nomura Real Estate Master Fund, Inc.	33	40,983
United Urban Investment Corp. REIT	33	47,486

		419,265

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.2%
Aeon Mall Co., Ltd.	100	1,957
Daito Trust Construction Co., Ltd.	1,100	224,345
Daiwa House Industry Co., Ltd.	5,800	222,784
Hulic Co., Ltd.	200	2,248
Mitsubishi Estate Co., Ltd.	900	15,659
Mitsui Fudosan Co., Ltd.	900	20,173
Nomura Real Estate Holdings, Inc.	200	4,485
Tokyo Tatemono Co., Ltd.	200	2,702
Tokyu Fudosan Holdings Corp.	900	6,511

		500,864

ROAD & RAIL — 4.3%
Central Japan Railway Co	600	107,483
East Japan Railway Co	1,100	107,364
Hankyu Hanshin Holdings, Inc.	1,600	64,341
Keikyu Corp.	1,500	28,828
Keio Corp.	400	17,594
Keisei Electric Railway Co., Ltd.	400	12,854
Kintetsu Group Holdings Co., Ltd.	800	30,679
Kyushu Railway Co.	1,800	55,846
Nagoya Railroad Co., Ltd.	2,200	55,405
Nippon Express Co., Ltd.	300	19,947
Odakyu Electric Railway Co., Ltd.	700	14,976
Tobu Railway Co., Ltd.	1,600	51,700
Tokyu Corp.	2,000	31,922
West Japan Railway Co.	1,000	73,031

		671,970

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Disco Corp.	300	66,764
Renesas Electronics Corp. (c)	300	3,497
Rohm Co., Ltd.	100	11,079
Tokyo Electron, Ltd.	200	36,218

		117,558

SOFTWARE — 1.2%
Konami Holdings Corp.	500	27,519
LINE Corp. (c)	100	4,079
Nexon Co., Ltd. (c)	100	2,912
Oracle Corp. Japan	900	74,620
Trend Micro, Inc.	1,400	79,414

		188,544

SPECIALTY RETAIL — 2.6%
ABC-Mart, Inc.	900	51,691
Hikari Tsushin, Inc.	400	57,523
Nitori Holdings Co., Ltd.	1,100	156,871
Shimamura Co., Ltd.	300	33,023
USS Co., Ltd.	3,100	65,660
Yamada Denki Co., Ltd.	9,100	50,165

		414,933

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Brother Industries, Ltd.	300	7,404
Canon, Inc.	3,300	123,036

FUJIFILM Holdings Corp.	1,700	69,494
Konica Minolta, Inc.	1,100	10,585
NEC Corp.	800	21,589
Ricoh Co., Ltd.	2,200	20,447
Seiko Epson Corp.	500	11,802

		264,357

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Asics Corp.	200	3,189

TOBACCO — 2.2%
Japan Tobacco, Inc.	10,700	344,889

TRADING COMPANIES & DISTRIBUTORS — 3.2%
ITOCHU Corp.	4,200	78,407
Marubeni Corp.	7,600	55,059
MISUMI Group, Inc.	2,500	72,792
Mitsubishi Corp.	3,400	93,957
Mitsui & Co., Ltd.	6,300	102,455
Sumitomo Corp.	4,100	69,698
Toyota Tsusho Corp.	700	28,180

		500,548

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	900	19,918

WIRELESS TELECOMMUNICATION SERVICES — 5.3%
KDDI Corp.	14,600	363,477
NTT DOCOMO, Inc.	14,800	349,603
SoftBank Group Corp.	1,500	118,775

		831,855

TOTAL COMMON STOCKS (Cost $14,937,819)		15,668,502

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	875	875
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	105,325	105,325

TOTAL SHORT-TERM INVESTMENTS (Cost $106,200)		106,200

TOTAL INVESTMENTS — 100.4% (Cost $15,044,019)		15,774,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(66,193)

NET ASSETS — 100.0%		$15,708,509

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$12,077	$—	$—	$12,077
Airlines	192,321	—	—	192,321
Auto Components	586,898	—	—	586,898
Automobiles	1,215,189	—	—	1,215,189
Banks	1,142,878	—	—	1,142,878
Beverages	231,880	—	—	231,880
Building Products	72,281	—	—	72,281
Capital Markets	66,749	—	—	66,749
Chemicals	490,966	—	—	490,966
Commercial Services & Supplies	199,140	—	—	199,140
Construction & Engineering	419,435	—	—	419,435
Construction Materials	8,637	—	—	8,637
Consumer Finance	6,812	—	—	6,812
Containers & Packaging	4,820	—	—	4,820
Diversified Consumer Services	24,700	—	—	24,700
Diversified Financial Services	140,334	—	—	140,334
Diversified Telecommunication Services	127,055	—	—	127,055
Electric Utilities	202,025	—	—	202,025
Electrical Equipment.	96,158	—	—	96,158
Electronic Equipment, Instruments & Components	585,656	—	—	585,656
Food & Staples Retailing	337,689	—	—	337,689
Food Products	267,523	—	—	267,523
Gas Utilities	108,329	—	—	108,329
Health Care Equipment & Supplies	438,219	—	—	438,219
Health Care Providers & Services	53,085	—	—	53,085
Health Care Technology	91,514	—	—	91,514
Hotels, Restaurants & Leisure	334,443	—	—	334,443
Household Durables	332,535	—	—	332,535
Household Products	109,002	—	—	109,002
Independent Power Producers & Energy Traders	10,777	—	—	10,777
Industrial Conglomerates	29,243	—	—	29,243
Insurance	368,155	—	—	368,155
Internet & Catalog Retail	72,723	—	—	72,723
Internet Software & Services	114,194	—	—	114,194
IT Services	214,909	—	—	214,909
Leisure Equipment & Products	85,269	—	—	85,269
Machinery	413,357	—	—	413,357
Marine	25,553	—	—	25,553
Media	35,673	—	—	35,673
Metals & Mining	126,721	—	—	126,721
Multiline Retail	137,414	—	—	137,414
Oil, Gas & Consumable Fuels	124,912	—	—	124,912
Paper & Forest Products	13,316	—	—	13,316
Personal Products	408,211	—	—	408,211
Pharmaceuticals	998,653	—	—	998,653
Professional Services	313,182	—	—	313,182
Real Estate Investment Trusts (REITs)	419,265	—	—	419,265
Real Estate Management & Development	500,864	—	—	500,864
Road & Rail	671,970	—	—	671,970
Semiconductors & Semiconductor Equipment	117,558	—	—	117,558
Software	188,544	—	—	188,544

See accompanying Notes to Schedule of Investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$414,933	$—	$—	$414,933
Technology Hardware, Storage & Peripherals	264,357	—	—	264,357
Textiles, Apparel & Luxury Goods	3,189	—	—	3,189
Tobacco	344,889	—	—	344,889
Trading Companies & Distributors	500,548	—	—	500,548
Transportation Infrastructure	19,918	—	—	19,918
Wireless Telecommunication Services	831,855	—	—	831,855
Short-Term Investments	106,200	—	—	106,200

TOTAL INVESTMENTS	$15,774,702	$—	$—	$15,774,702

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	131	$131	$297,455	$296,711	$—	$—	875	$875	$54
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	131,120	25,795	—	—	105,325	105,325	60

TOTAL		$131	$428,575	$322,506	$—	$—		$106,200	$114

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 2.6%
BAE Systems PLC	13,175	$102,123
Cobham PLC (a)	4,055	6,928
Meggitt PLC	1,560	10,176
Rolls-Royce Holdings PLC (a)	1,682	19,272

		138,499

AIR FREIGHT & LOGISTICS — 0.6%
Royal Mail PLC	4,997	30,588

AIRLINES — 0.2%
easyJet PLC	536	10,615

AUTO COMPONENTS — 0.5%
GKN PLC	6,221	26,879

BANKS — 8.6%
Barclays PLC	29,702	81,604
HSBC Holdings PLC	25,053	259,906
Lloyds Banking Group PLC	73,985	68,116
Royal Bank of Scotland Group PLC (a)	4,437	16,686
Standard Chartered PLC (a)	3,840	40,523

		466,835

BEVERAGES — 5.8%
Coca-Cola HBC AG (a)	738	24,159
Diageo PLC	7,904	291,361

		315,520

CAPITAL MARKETS — 2.0%
3i Group PLC	5,161	63,776
Hargreaves Lansdown PLC	1,084	26,424
Investec PLC	534	3,865
Schroders PLC	359	17,075

		111,140

CHEMICALS — 1.1%
Croda International PLC	643	38,481
Johnson Matthey PLC	562	23,377

		61,858

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Babcock International Group PLC	842	8,036
G4S PLC	1,205	4,352

		12,388

DIVERSIFIED FINANCIAL SERVICES — 1.1%
London Stock Exchange Group PLC	1,155	59,263

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
BT Group PLC	30,903	113,582

ELECTRIC UTILITIES — 1.0%
SSE PLC	2,936	52,426

ENERGY EQUIPMENT & SERVICES — 0.1%
John Wood Group PLC	310	2,726

FOOD & STAPLES RETAILING — 1.3%
J Sainsbury PLC	4,173	13,627
Tesco PLC	12,668	35,859
Wm Morrison Supermarkets PLC	6,561	19,517

		69,003

FOOD PRODUCTS — 1.0%
Associated British Foods PLC	1,386	52,873

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
ConvaTec Group PLC (b)	2,619	7,281
Smith & Nephew PLC	4,368	76,105

		83,386

HEALTH CARE PROVIDERS & SERVICES — 0.1%
Mediclinic International PLC (c)	433	3,804

HOTELS, RESTAURANTS & LEISURE — 4.3%
Carnival PLC	465	30,772
Compass Group PLC	6,408	138,695
InterContinental Hotels Group PLC	37	2,362
Merlin Entertainments PLC (b)	1,609	7,899
TUI AG	1,184	24,665
Whitbread PLC	571	30,897

		235,290

HOUSEHOLD DURABLES — 2.2%
Barratt Developments PLC	2,791	24,446
Berkeley Group Holdings PLC	490	27,820
Persimmon PLC	1,071	39,668
Taylor Wimpey PLC	10,076	28,133

		120,067

HOUSEHOLD PRODUCTS — 4.4%
Reckitt Benckiser Group PLC	2,557	239,327

INDUSTRIAL CONGLOMERATES — 0.5%
DCC PLC	87	8,786
Smiths Group PLC	952	19,188

		27,974

INSURANCE — 6.1%
Admiral Group PLC	1,725	46,716
Aviva PLC	5,738	39,315
Direct Line Insurance Group PLC	6,125	31,626
Legal & General Group PLC	21,859	80,814
Old Mutual PLC	3,586	11,240
Prudential PLC	2,113	54,466
RSA Insurance Group PLC	5,664	48,462
St James’s Place PLC	107	1,775
Standard Life Aberdeen PLC	2,904	17,151

		331,565

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (b)	599	2,859

IT SERVICES — 0.3%
Worldpay Group PLC (b)	2,903	16,729

MACHINERY — 0.3%
IMI PLC	755	13,614
Weir Group PLC	91	2,614

		16,228

MEDIA — 4.3%
ITV PLC	13,316	29,812
Pearson PLC	1,264	12,584
RELX PLC	5,420	127,502
Sky PLC (a)	2,306	31,569
WPP PLC	1,675	30,385

		231,852

METALS & MINING — 4.0%
Anglo American PLC (c)	1,257	26,348

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Antofagasta PLC	167	$2,271
BHP Billiton PLC	1,409	29,019
Fresnillo PLC	458	8,854
Glencore PLC (a)	11,846	62,496
Randgold Resources, Ltd.	399	39,995
Rio Tinto PLC.	913	48,686

		217,669

MULTI-UTILITIES — 2.2%
Centrica PLC	10,222	18,986
National Grid PLC	8,543	101,131

		120,117

MULTILINE RETAIL — 1.2%
Marks & Spencer Group PLC	6,576	28,003
Next PLC	598	36,605

		64,608

OIL, GAS & CONSUMABLE FUELS — 9.7%
BP PLC.	27,530	194,660
Royal Dutch Shell PLC Class A	6,423	215,480
Royal Dutch Shell PLC Class B	3,389	115,001

		525,141

PAPER & FOREST PRODUCTS — 0.6%
Mondi PLC	1,229	32,103

PERSONAL PRODUCTS — 4.2%
Unilever PLC	4,104	229,035

PHARMACEUTICALS — 10.9%
AstraZeneca PLC	3,964	274,603
GlaxoSmithKline PLC	15,504	277,368
Shire PLC	719	37,933

		589,904

PROFESSIONAL SERVICES — 1.4%
Capita PLC	682	3,699
Experian PLC	1,430	31,647
Intertek Group PLC	576	40,440

		75,786

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	833	7,792
Hammerson PLC REIT	1,392	10,300
Land Securities Group PLC REIT	1,648	22,472
Segro PLC REIT	2,912	23,123

		63,687

SOFTWARE — 1.0%
Micro Focus International PLC	270	9,215
Sage Group PLC	4,296	46,375

		55,590

SPECIALTY RETAIL — 0.9%
Kingfisher PLC	10,135	46,299

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Burberry Group PLC	1,230	29,817

TOBACCO — 3.8%
British American Tobacco PLC	1,909	129,585
Imperial Brands PLC	1,782	76,319

		205,904

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Ashtead Group PLC	214	5,767
Bunzl PLC	1,446	40,530
Ferguson PLC	675	48,668
Travis Perkins PLC	758	16,068

		111,033

WATER UTILITIES — 0.9%
Severn Trent PLC	858	25,093
United Utilities Group PLC	1,907	21,399

		46,492

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
Vodafone Group PLC	44,624	141,858

TOTAL COMMON STOCKS (Cost $5,171,241)		5,388,319

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	1,331	1,331
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	28,139	28,139

TOTAL SHORT-TERM INVESTMENTS (Cost $29,470)		29,470

TOTAL INVESTMENTS — 99.9% (Cost $5,200,711)		5,417,789
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,516

NET ASSETS — 100.0%		$5,422,305

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$138,499	$—	$—	$138,499
Air Freight & Logistics	30,588	—	—	30,588
Airlines	10,615	—	—	10,615
Auto Components	26,879	—	—	26,879
Banks	466,835	—	—	466,835
Beverages	315,520	—	—	315,520
Capital Markets	111,140	—	—	111,140
Chemicals	61,858	—	—	61,858
Commercial Services & Supplies	12,388	—	—	12,388
Diversified Financial Services	59,263	—	—	59,263
Diversified Telecommunication Services	113,582	—	—	113,582
Electric Utilities	52,426	—	—	52,426
Energy Equipment & Services	2,726	—	—	2,726
Food & Staples Retailing	69,003	—	—	69,003
Food Products	52,873	—	—	52,873
Health Care Equipment & Supplies	83,386	—	—	83,386
Health Care Providers & Services	3,804	—	—	3,804
Hotels, Restaurants & Leisure	235,290	—	—	235,290
Household Durables	120,067	—	—	120,067
Household Products	239,327	—	—	239,327
Industrial Conglomerates	27,974	—	—	27,974
Insurance	331,565	—	—	331,565
Internet Software & Services	2,859	—	—	2,859
IT Services	16,729	—	—	16,729
Machinery	16,228	—	—	16,228
Media	231,852	—	—	231,852
Metals & Mining	217,669	—	—	217,669
Multi-Utilities	120,117	—	—	120,117
Multiline Retail	64,608	—	—	64,608
Oil, Gas & Consumable Fuels	525,141	—	—	525,141
Paper & Forest Products	32,103	—	—	32,103
Personal Products	229,035	—	—	229,035
Pharmaceuticals	589,904	—	—	589,904
Professional Services	75,786	—	—	75,786
Real Estate Investment Trusts (REITs)	63,687	—	—	63,687
Software	55,590	—	—	55,590
Specialty Retail	46,299	—	—	46,299
Textiles, Apparel & Luxury Goods	29,817	—	—	29,817
Tobacco.	205,904	—	—	205,904
Trading Companies & Distributors	111,033	—	—	111,033
Water Utilities	46,492	—	—	46,492
Wireless Telecommunication Services	141,858	—	—	141,858
Short-Term Investments	29,470	—	—	29,470

TOTAL INVESTMENTS	$5,417,789	$—	$—	$5,417,789

See accompanying Notes to Schedule of Investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	1,793	$1,793	$92,578	$93,040	$—	$—	1,331	$1,331	$5
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	122,326	94,187	—	—	28,139	28,139	14

TOTAL		$1,793	$214,904	$187,227	$—	$—		$29,470	$19

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.0%
APA Group	283,045	$1,844,126

CANADA — 16.6%
Bank of Montreal	14,992	1,203,596
Bank of Nova Scotia	20,994	1,359,219
Canadian Apartment Properties REIT	62,739	1,868,725
Canadian Imperial Bank of Commerce (a)	16,306	1,594,746
Emera, Inc.	51,252	1,921,720
Enbridge Income Fund Holdings, Inc.	78,574	1,869,421
First Capital Realty, Inc.	99,789	1,650,208
Fortis, Inc.	46,314	1,704,409
Great-West Lifeco, Inc.	45,657	1,279,030
IGM Financial, Inc.	60,176	2,120,412
National Bank of Canada	30,459	1,524,713
Power Corp. of Canada	60,597	1,565,525
Power Financial Corp.	56,912	1,568,890
RioCan Real Estate Investment Trust	102,451	1,991,864
Rogers Communications, Inc. Class B	32,894	1,681,520
Royal Bank of Canada	16,124	1,320,985
Shaw Communications, Inc. Class B (a)	78,399	1,795,177
TELUS Corp.	51,927	1,973,554

		29,993,714

CHINA — 2.7%
China Overseas Land & Investment, Ltd.	474,000	1,524,964
Guangdong Investment, Ltd.	1,058,000	1,415,665
Hengan International Group Co., Ltd.	174,500	1,936,458

		4,877,087

FINLAND — 2.0%
Fortum Oyj	182,977	3,625,360

FRANCE — 4.9%
CNP Assurances.	71,200	1,646,244
Sanofi	17,858	1,540,744
SCOR SE	41,484	1,671,011
TOTAL SA	37,942	2,097,845
Unibail-Rodamco SE REIT	7,101	1,790,645

		8,746,489

GERMANY — 2.9%
Axel Springer SE	29,061	2,272,806
Deutsche EuroShop AG	33,708	1,374,382
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,610	1,651,710

		5,298,898

HONG KONG — 6.9%
CK Infrastructure Holdings, Ltd.	167,500	1,438,812
CLP Holdings, Ltd.	150,600	1,540,234
Hysan Development Co., Ltd.	344,000	1,824,005
Link REIT	243,000	2,252,101
Sino Land Co., Ltd.	994,268	1,760,284
Sun Hung Kai Properties, Ltd.	108,000	1,801,543
Wharf Holdings, Ltd.	189,597	654,845
Wharf Real Estate Investment Co., Ltd. (b)	185,597	1,234,575

		12,506,399

ITALY — 1.2%
Atlantia SpA	68,656	$2,169,877

JAPAN — 2.0%
Canon, Inc.	59,800	2,229,561
Chugoku Electric Power Co., Inc.	127,300	1,368,489

		3,598,050

MEXICO — 0.9%
Kimberly-Clark de Mexico SAB de CV Class A	874,657	1,548,995

NETHERLANDS — 1.0%
Boskalis Westminster	49,405	1,864,601

PORTUGAL — 1.6%
EDP — Energias de Portugal SA	848,403	2,939,130

SINGAPORE — 3.5%
Oversea-Chinese Banking Corp., Ltd.	187,735	1,740,524
Singapore Telecommunications, Ltd.	663,506	1,772,461
StarHub, Ltd.	1,271,826	2,712,290

		6,225,275

SOUTH AFRICA — 7.6%
AVI, Ltd.	228,654	2,042,002
Foschini Group, Ltd.	144,400	2,301,652
Mr. Price Group, Ltd.	131,890	2,608,716
Sanlam, Ltd.	259,223	1,821,681
Standard Bank Group, Ltd.	138,568	2,190,001
Truworths International, Ltd.	369,693	2,821,074

		13,785,126

SOUTH KOREA — 1.2%
SK Telecom Co., Ltd.	8,848	2,206,731

SPAIN — 3.2%
Abertis Infraestructuras SA	140,665	3,133,291
Enagas SA	88,339	2,532,070

		5,665,361

SWEDEN — 2.2%
Castellum AB	106,645	1,802,708
Hennes & Mauritz AB Class B (a)	52,936	1,094,603
Skanska AB Class B	54,737	1,136,524

		4,033,835

SWITZERLAND — 4.4%
Baloise Holding AG	9,486	1,476,682
Novartis AG	18,955	1,602,762
PSP Swiss Property AG	15,900	1,506,788
Roche Holding AG	5,619	1,421,327
Swiss Prime Site AG (b)	20,263	1,871,391

		7,878,950

THAILAND — 1.9%
Bangkok Bank PCL (c)	254,690	1,711,479
Thai Beverage PCL	2,386,500	1,642,907

		3,354,386

UNITED KINGDOM — 11.9%
Ashmore Group PLC	461,731	2,530,281
BAE Systems PLC	187,025	1,449,679
Britvic PLC	206,752	2,279,422
Carillion PLC (a)	1,062,099	247,840
Close Brothers Group PLC	68,107	1,334,067

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Essentra PLC	322,157	$2,307,549
GlaxoSmithKline PLC	100,878	1,804,719
Greene King PLC	208,320	1,564,017
IG Group Holdings PLC	297,260	2,885,200
IMI PLC	94,256	1,699,639
Pennon Group PLC	157,676	1,670,109
Tate & Lyle PLC	176,991	1,683,155

		21,455,677

UNITED STATES — 19.9%
AT&T, Inc.	41,650	1,619,352
CME Group, Inc.	12,779	1,866,373
Entergy Corp.	25,468	2,072,841
Gap, Inc.	69,345	2,361,891
Garmin, Ltd. (a)	33,286	1,982,847
H&R Block, Inc.	69,032	1,810,019
Hawaiian Electric Industries, Inc.	43,043	1,556,004
Lazard, Ltd. Class A	27,130	1,424,325
Mattel, Inc. (a)	83,505	1,284,307
MDC Holdings, Inc.	55,235	1,760,892
Mercury General Corp.	20,346	1,087,290
National Health Investors, Inc. REIT	25,524	1,923,999
Old Republic International Corp.	59,801	1,278,545
PPL Corp.	48,817	1,510,886
Public Service Enterprise Group, Inc.	32,933	1,696,049
Safety Insurance Group, Inc.	16,855	1,355,142
Southern Co	35,722	1,717,871
Tupperware Brands Corp.	33,848	2,122,270
Verizon Communications, Inc.	34,041	1,801,790
Waddell & Reed Financial, Inc. Class A (a)	166,865	3,727,764

		35,960,457

TOTAL COMMON STOCKS (Cost $161,565,038)		179,578,524

SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	97,094	$97,094
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	7,588,565	7,588,565

TOTAL SHORT-TERM INVESTMENTS (Cost $7,685,659)		7,685,659

TOTAL INVESTMENTS — 103.8% (Cost $169,250,697)		187,264,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(6,814,411)

NET ASSETS — 100.0%		$180,449,772

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $1,711,479 representing 1.0% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,844,126	$—	$—	$1,844,126
Canada	29,993,714	—	—	29,993,714
China	4,877,087	—	—	4,877,087
Finland	3,625,360	—	—	3,625,360
France	8,746,489	—	—	8,746,489
Germany	5,298,898	—	—	5,298,898
Hong Kong	12,506,399	—	—	12,506,399
Italy.	2,169,877	—	—	2,169,877
Japan	3,598,050	—	—	3,598,050
Mexico	1,548,995	—	—	1,548,995
Netherlands	1,864,601	—	—	1,864,601
Portugal	2,939,130	—	—	2,939,130
Singapore	6,225,275	—	—	6,225,275
South Africa	13,785,126	—	—	13,785,126

See accompanying Notes to Schedule of Investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Korea	$2,206,731	$—	$—	$2,206,731
Spain	5,665,361	—	—	5,665,361
Sweden	4,033,835	—	—	4,033,835
Switzerland	7,878,950	—	—	7,878,950
Thailand	1,642,907	1,711,479	—	3,354,386
United Kingdom	21,455,677	—	—	21,455,677
United States	35,960,457	—	—	35,960,457
Short-Term Investments	7,685,659	—	—	7,685,659

TOTAL INVESTMENTS	$185,552,704	$1,711,479	$—	$187,264,183

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	150,675	$150,675	$2,409,461	$2,463,042	$—	$—	97,094	$97,094	$1,028
State Street Navigator Securities Lending Government Money Market Portfolio	5,848,371	5,848,371	24,795,115	23,054,921	—	—	7,588,565	7,588,565	22,102

TOTAL		$5,999,046	$27,204,576	$25,517,963	$—	$—		$7,685,659	$23,130

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 11.9%
AusNet Services	5,360,195	$7,567,421
carsales.com, Ltd.	684,631	7,759,166
Charter Hall Group REIT	951,393	4,479,675
Commonwealth Bank of Australia	325,856	20,476,119
DuluxGroup, Ltd.	1,817,563	10,889,510
Goodman Group REIT	738,398	4,862,870
GPT Group REIT	1,881,434	7,519,691
Investa Office Fund REIT	1,109,632	3,948,939
Mirvac Group REIT	4,153,594	7,634,525
Sonic Healthcare, Ltd.	742,298	13,272,252
Stockland REIT (a)	2,482,208	8,697,737
Transurban Group	2,325,953	22,613,207
Vicinity Centres REIT	4,629,419	9,848,849
Westpac Banking Corp.	1,020,698	25,027,929

		154,597,890

BELGIUM — 0.8%
bpost SA	352,091	10,732,548

CANADA — 14.5%
BCE, Inc.	442,299	21,314,509
Canadian Imperial Bank of Commerce	234,834	22,967,044
Emera, Inc.	496,647	18,622,033
Fortis, Inc.	418,673	15,407,648
H&R Real Estate Investment Trust	241,899	4,123,838
Intact Financial Corp.	141,351	11,844,400
Power Corp. of Canada	827,948	21,390,061
Royal Bank of Canada	201,729	16,526,982
SmartCentres Real Estate Investment Trust REIT	132,959	3,280,069
Sun Life Financial, Inc.	413,165	17,107,626
TELUS Corp.	511,515	19,440,795
Toronto-Dominion Bank	284,728	16,736,675

		188,761,680

FINLAND — 1.2%
Kone Oyj Class B	292,778	15,743,210

FRANCE — 2.4%
Bureau Veritas SA	522,975	14,311,858
Danone SA	145,301	12,204,699
ICADE REIT	49,497	4,869,592

		31,386,149

GERMANY — 6.4%
Axel Springer SE	235,881	18,447,809
Deutsche EuroShop AG	280,164	11,423,175
Deutsche Post AG	353,906	16,892,573
Fielmann AG	92,844	8,196,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	100,552	21,824,273
Talanx AG (b)	177,768	7,272,713

		84,057,074

HONG KONG — 6.8%
CK Infrastructure Holdings, Ltd.	1,763,000	15,144,033
CLP Holdings, Ltd.	1,400,000	14,318,243
Hang Seng Bank, Ltd.	776,100	19,260,282
Link REIT	702,500	6,510,704

Power Assets Holdings, Ltd.	1,950,000	16,451,012
Sino Land Co., Ltd.	4,346,597	7,695,355
Yue Yuen Industrial Holdings, Ltd.	2,234,500	8,775,300

		88,154,929

IRELAND — 1.0%
Experian PLC	569,616	12,606,164

ITALY — 1.4%
Atlantia SpA	565,871	17,884,388

JAPAN — 6.4%
Activia Properties, Inc. REIT	1,039	4,353,378
Advance Residence Investment Corp.	2,047	5,035,275
Daiwa House REIT Investment Corp.	2,124	5,047,446
GLP J-REIT	4,010	4,339,272
Hikari Tsushin, Inc.	90,100	12,957,124
Japan Prime Realty Investment Corp. REIT (a)	1,447	4,598,544
Japan Real Estate Investment Corp. REIT	843	4,003,595
Japan Retail Fund Investment Corp. REIT	3,066	5,623,041
Kenedix Office Investment Corp. REIT	786	4,465,512
Lawson, Inc.	205,800	13,683,462
Nippon Building Fund, Inc. REIT (a)	850	4,157,568
Nippon Prologis REIT, Inc.	2,459	5,201,773
Orix JREIT, Inc. REIT	3,692	5,116,034
United Urban Investment Corp. REIT	3,851	5,541,474

		84,123,498

MALAYSIA — 2.8%
Gamuda Bhd	7,485,100	9,173,733
Public Bank Bhd	2,590,000	13,298,789
Tenaga Nasional Bhd	3,619,000	13,646,143

		36,118,665

NEW ZEALAND — 0.9%
Spark New Zealand, Ltd.	4,424,405	11,422,294

PORTUGAL — 2.2%
EDP — Energias de Portugal SA	8,144,680	28,215,685

RUSSIA — 2.4%
Gazprom PJSC ADR	6,998,700	30,864,267

SINGAPORE — 3.1%
CapitaLand, Ltd.	3,462,200	9,145,141
Singapore Exchange, Ltd.	2,279,800	12,692,092
Singapore Telecommunications, Ltd.	6,833,400	18,254,443

		40,091,676

SOUTH AFRICA — 1.5%
AVI, Ltd.	940,151	8,396,050
Shoprite Holdings, Ltd.	660,400	11,799,182

		20,195,232

SPAIN — 4.9%
Enagas SA (a)	858,473	24,606,498
Iberdrola SA	2,427,888	18,833,538
Red Electrica Corp. SA	939,623	21,110,484

		64,550,520

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

SWEDEN — 3.2%
ICA Gruppen AB (a)	347,035	$12,626,776
Intrum Justitia AB (a)	365,859	13,552,981
Skanska AB Class B	764,150	15,866,321

		42,046,078

SWITZERLAND — 9.8%
Baloise Holding AG	95,383	14,848,231
Helvetia Holding AG	21,461	12,079,383
Nestle SA	135,647	11,664,668
PSP Swiss Property AG	109,230	10,351,350
Roche Holding AG	34,645	8,752,795
Schindler Holding AG	48,560	11,177,022
Swiss Prime Site AG (b)	150,090	13,861,570
Swiss Re AG	251,941	23,591,192
Swisscom AG	41,390	22,022,283

		128,348,494

TAIWAN — 2.0%
Hua Nan Financial Holdings Co., Ltd.	14,107,350	7,940,525
Taiwan Mobile Co., Ltd.	5,058,000	18,271,586

		26,212,111

THAILAND — 1.4%
Bangkok Bank PCL (c) (d)	2,348,072	15,778,698
Bangkok Bank PCL (c)	251,600	1,559,472
Bangkok Bank PCL NVDR	198,100	1,227,868

		18,566,038

UNITED KINGDOM — 12.6%
Diageo PLC	382,423	14,097,042
Imperial Brands PLC	432,308	18,514,912
Kingfisher PLC	3,777,759	17,257,695
National Grid PLC	1,588,328	18,802,490
Pennon Group PLC	1,667,071	17,657,668
RELX PLC	434,804	10,228,468
Segro PLC REIT	714,165	5,670,928
SSE PLC	1,391,900	24,854,180
Ultra Electronics Holdings PLC	273,099	4,976,284
United Utilities Group PLC	1,657,913	18,603,541
WPP PLC	731,918	13,277,267

		163,940,475

TOTAL COMMON STOCKS (Cost $1,219,363,791)		1,298,619,065

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Transurban Group (expiring 01/24/18) (b) (f) (Cost $0)	177,113	—

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	90,104	90,104

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	27,394,525	27,394,525

TOTAL SHORT-TERM INVESTMENTS (Cost $27,484,629)		27,484,629

TOTAL INVESTMENTS — 101.7% (Cost $1,246,848,420)		1,326,103,694
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(22,586,594)

NET ASSETS — 100.0%		$1,303,517,100

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $15,778,698 representing 1.2% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$154,597,890	$—	$—		$154,597,890
Belgium	10,732,548	—	—		10,732,548
Canada	188,761,680	—	—		188,761,680
Finland	15,743,210	—	—		15,743,210
France	31,386,149	—	—		31,386,149
Germany	84,057,074	—	—		84,057,074
Hong Kong	88,154,929	—	—		88,154,929
Ireland	12,606,164	—	—		12,606,164
Italy	17,884,388	—	—		17,884,388
Japan	84,123,498	—	—		84,123,498
Malaysia.	36,118,665	—	—		36,118,665
New Zealand	11,422,294	—	—		11,422,294
Portugal	28,215,685	—	—		28,215,685
Russia	30,864,267	—	—		30,864,267
Singapore	40,091,676	—	—		40,091,676
South Africa	20,195,232	—	—		20,195,232
Spain	64,550,520	—	—		64,550,520
Sweden	42,046,078	—	—		42,046,078
Switzerland	128,348,494	—	—		128,348,494
Taiwan	26,212,111	—	—		26,212,111
Thailand	2,787,340	15,778,698	—		18,566,038
United Kingdom	163,940,475	—	—		163,940,475
Rights
Australia	—	—	0	(a)	—
Short-Term Investments	27,484,629	—	—		27,484,629

TOTAL INVESTMENTS	$1,310,324,996	$15,778,698	$0		$1,326,103,694

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	870,594	$870,594	$15,324,302	$16,104,792	$—	$—	90,104	$90,104	$5,261
State Street Navigator Securities Lending Government Money Market Portfolio	513,248	513,248	192,283,402	165,402,125	—	—	27,394,525	27,394,525	67,040

TOTAL		$1,383,842	$207,607,704	$181,506,917	$—	$—		$27,484,629	$72,301

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 4.6%
AES Tiete Energia SA	48,858	$187,796
Aliansce Shopping Centers SA (a)	94,384	513,306
Alupar Investimento SA	46,501	258,643
Arezzo Industria e Comercio SA	45,823	755,635
Banco ABC Brasil SA Preference Shares	80,655	417,730
BR Properties SA	94,066	300,594
Cia de Saneamento de Minas Gerais-COPASA	51,525	673,983
Cia de Saneamento do Parana Preference Shares	148,332	523,193
Cia Energetica de Sao Paulo Class B, Preference Shares	103,196	410,656
Cia Ferro Ligas da Bahia — FERBASA Preference Shares	105,466	650,836
Cia Hering	126,697	978,559
Construtora Tenda SA (a)	25,768	155,365
Cosan Logistica SA (a)	79,858	223,413
Cosan, Ltd.	67,300	660,806
CVC Brasil Operadora e Agencia de Viagens SA	94,375	1,379,876
Cyrela Brazil Realty SA Empreendimentose Participacoes	159,110	634,118
Direcional Engenharia SA (a)	171,831	292,679
Duratex SA	149,747	415,324
EcoRodovias Infraestrutura e Logistica SA	137,256	508,953
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	101,043	498,041
Even Construtora e Incorporadora SA (a)	245,529	424,870
Ez Tec Empreendimentos e Participacoes SA	87,247	569,443
GAEC Educacao SA	77,991	665,384
Gafisa SA (a)	26,625	164,224
Helbor Empreendimentos SA (a)	307,651	181,784
International Meal Co. Alimentacao SA Class A (a)	97,857	256,362
Iochpe Maxion SA	105,530	731,721
JSL SA (a)	47,738	118,730
Kepler Weber SA (a)	18,547	109,199
Light SA (a)	72,241	363,481
Linx SA	66,369	428,574
LPS Brasil Consultoria de Imoveis SA (a)	100,405	169,203
Magnesita Refratarios SA	39,791	604,584
Mahle-Metal Leve SA	36,142	260,079
Marcopolo SA Preference Shares	488,433	587,516
Marfrig Global Foods SA (a)	202,113	446,012
Metalurgica Gerdau SA Preference Shares	476,536	831,794
Mills Estruturas e Servicos de Engenharia SA (a)	145,457	180,665
Minerva SA	43,410	139,374
MRV Engenharia e Participacoes SA	248,820	1,128,170
Paranapanema SA (a)	253,596	121,557
Prumo Logistica SA (a)	30,880	106,406
QGEP Participacoes SA	173,819	563,310

Randon SA Implementos e Participacoes Preference Shares	258,739	559,271
Santos Brasil Participacoes SA (a)	167,697	171,383
Sao Martinho SA	75,968	442,007
Ser Educacional SA (b)	55,490	523,601
SLC Agricola SA	76,581	615,723
TOTVS SA	87,479	788,263
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,690	423,048

		23,115,244

CHILE — 1.5%
CAP SA	61,379	784,469
Inversiones Aguas Metropolitanas SA	534,651	1,015,348
Inversiones La Construccion SA	48,888	924,928
Ripley Corp. SA	991,567	1,077,473
Salfacorp SA	460,968	851,057
SMU SA (a)	2,113,136	640,078
Sociedad Matriz SAAM SA	7,077,895	760,179
SONDA SA	213,571	425,072
Vina Concha y Toro SA	610,747	1,156,584

		7,635,188

CHINA — 13.6%
21Vianet Group, Inc. ADR (a) (c)	42,875	342,142
361 Degrees International, Ltd.	918,000	317,066
500.com, Ltd. Class A, ADR (a) (c)	27,193	274,921
Anton Oilfield Services Group (a) (c)	2,254,000	247,968
AVIC International Holding HK, Ltd. (a) (c)	1,836,000	110,386
Baozun, Inc. ADR (a) (c)	21,648	683,211
Beijing Capital Land, Ltd. Class H	1,120,400	581,892
Boshiwa International Holding, Ltd. (a) (c) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (a) (c)	838,000	347,322
Changyou.com, Ltd. ADR (a)	14,651	533,736
Chaowei Power Holdings, Ltd. (c)	713,000	435,062
Cheetah Mobile, Inc. ADR (a) (c)	35,342	426,931
China Aerospace International Holdings, Ltd.	2,228,000	267,908
China Aircraft Leasing Group Holdings, Ltd. (c)	494,500	516,811
China Animal Healthcare, Ltd. (a) (c) (d)	1,059,700	—
China Aoyuan Property Group, Ltd.	1,098,000	602,564
China BlueChemical, Ltd. Class H	1,802,000	569,370
China Distance Education Holdings, Ltd. ADR	34,433	319,194
China Dongxiang Group Co., Ltd.	4,077,000	756,227
China Electronics Huada Technology Co., Ltd.	1,154,000	202,241
China Energine International Holdings, Ltd. (a)	698,000	33,483
China Fangda Group Co., Ltd. Class B	423,850	256,458
China Foods, Ltd. (c)	702,000	410,390
China Forestry Holdings Co., Ltd. (a) (c) (d)	1,642,000	—
China Greenland Broad Greenstate Group Co., Ltd. (c)	768,000	147,365

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China Harmony New Energy Auto Holding, Ltd. (a) (c)	677,500	$494,000
China Hongxing Sports, Ltd. (a) (c) (d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)	1,354,400	374,235
China Lilang, Ltd.	928,000	749,067
China Logistics Property Holdings Co., Ltd. (a) (c)	1,163,000	376,395
China Maple Leaf Educational Systems, Ltd.	636,000	745,239
China Modern Dairy Holdings, Ltd. (a) (c)	2,292,000	442,726
China National Materials Co., Ltd.	1,217,000	909,173
China Overseas Grand Oceans Group, Ltd.	728,000	398,583
China Pioneer Pharma Holdings, Ltd.	448,000	138,114
China Power Clean Energy Development Co., Ltd.	500,000	263,518
China Rare Earth Holdings, Ltd. (a)	1,730,400	126,172
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	585,500	738,494
China SCE Property Holdings, Ltd.	2,185,800	942,288
China Shanshui Cement Group, Ltd. (a) (c) (d)	1,224,000	58,716
China Shengmu Organic Milk, Ltd. (a) (b) (c)	2,462,000	396,828
China Shineway Pharmaceutical Group, Ltd.	350,000	326,391
China Silver Group, Ltd.	986,000	301,452
China Singyes Solar Technologies Holdings, Ltd. (a) (c)	518,600	224,893
China Suntien Green Energy Corp., Ltd. Class H	1,507,000	399,050
China Travel International Investment Hong Kong, Ltd.	3,234,000	1,203,861
China Yurun Food Group, Ltd. (a) (c)	1,019,000	105,585
Chinasoft International, Ltd. (a) (c)	1,754,000	1,164,502
Chongqing Iron & Steel Co., Ltd. Class H (a)	586,000	146,925
CITIC Resources Holdings, Ltd. (c)	3,149,000	310,175
CITIC Telecom International Holdings, Ltd.	1,779,000	471,074
Colour Life Services Group Co., Ltd. (a)	565,000	375,833
Consun Pharmaceutical Group, Ltd.	480,600	435,272
Coolpad Group, Ltd. (a) (d)	2,353,600	108,387
CT Environmental Group, Ltd. (c)	3,089,900	573,133
CWT International, Ltd. (a) (c)	3,654,000	182,296
Dah Chong Hong Holdings, Ltd.	1,140,000	527,906
Eastern Communications Co., Ltd. Class B	246,074	159,948
Fang Holdings, Ltd. ADR (a) (c)	160,193	893,877
Fanhua, Inc. ADR (c)	37,323	806,923
First Tractor Co., Ltd. Class H (c)	586,500	254,338
Foshan Electrical and Lighting Co., Ltd. Class B	157,800	123,942
Foxsemicon Integrated Technology, Inc.	76,000	533,763
Fu Shou Yuan International Group, Ltd.	1,368,000	1,167,227
Fufeng Group, Ltd. (a) (c)	1,070,600	698,459

Future Land Holdings Co., Ltd. Class A	531,529	2,391,553
Genscript Biotech Corp. (c)	470,000	1,201,259
Goodbaby International Holdings, Ltd.	855,000	469,209
Grand Baoxin Auto Group, Ltd. (a)	837,101	418,695
Greatview Aseptic Packaging Co., Ltd.	922,048	672,313
Greentown Service Group Co., Ltd. (c)	1,218,000	953,547
Guorui Properties, Ltd.	1,037,000	309,085
Harbin Electric Co., Ltd. Class H	1,102,000	460,970
Hilong Holding, Ltd.	1,048,100	151,504
Hollysys Automation Technologies, Ltd.	42,636	949,504
Honghua Group, Ltd. (a) (c)	2,465,000	211,269
Huadian Energy Co., Ltd. Class B (a)	345,900	132,480
Huangshan Tourism Development Co., Ltd. Class B	407,261	555,097
Huayi Tencent Entertainment Co., Ltd. (a) (c)	2,790,000	126,700
JA Solar Holdings Co., Ltd. ADR (a) (c)	59,152	441,274
Jiangnan Group, Ltd. (c)	504,000	34,170
JinkoSolar Holding Co., Ltd. ADR (a) (c)	21,487	516,762
Jumei International Holding, Ltd. ADR (a) (c)	43,126	125,928
Kama Co., Ltd. Class B (a)	268,100	262,202
Kandi Technologies Group, Inc. (a) (c)	40,839	277,705
Kangda International Environmental Co., Ltd. (a) (b)	1,724,200	366,133
Kingdee International Software Group Co., Ltd. (a) (c)	1,748,000	983,869
Launch Tech Co., Ltd. Class H	165,500	192,656
Leyou Technologies Holdings, Ltd. (a)	1,309,200	298,105
Li Ning Co., Ltd. (a)	1,992,249	1,613,209
Lifetech Scientific Corp. (a) (c)	2,238,000	535,359
Lonking Holdings, Ltd.	2,185,000	958,713
Luoyang Glass Co., Ltd. Class H (a) (c)	432,000	224,364
Luye Pharma Group, Ltd. (c)	1,736,500	1,370,576
Maoye International Holdings, Ltd.	1,506,000	154,120
Nanjing Panda Electronics Co., Ltd. Class H	130,000	78,160
Noah Holdings, Ltd. ADS (a) (c)	24,040	1,112,571
NQ Mobile, Inc. Class A, ADR (a) (c)	95,590	384,272
Ourgame International Holdings, Ltd. (a)	544,000	181,628
Ozner Water International Holding, Ltd. (a) (b) (c)	1,189,000	378,725
Pacific Online, Ltd. (c)	842,100	150,812
Parkson Retail Group, Ltd. (c)	2,604,000	299,797
Poly Culture Group Corp., Ltd. Class H	150,700	302,661
Poly Property Group Co., Ltd. (a)	1,899,000	988,696
Powerlong Real Estate Holdings, Ltd.	1,214,000	588,574
PW Medtech Group, Ltd. (a)	2,286,000	415,248
Real Gold Mining, Ltd. (a) (d)	251,500	—
Renren, Inc. ADR (a) (c)	21,556	223,967
Shandong Airlines Co., Ltd. Class B	208,300	400,223
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (a)	90,900	58,024
Shang Gong Group Co., Ltd. Class B (a)	247,000	235,391

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (a)	413,100	$322,218
Shanghai Diesel Engine Co., Ltd. Class B	365,960	278,496
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	448,000	265,913
Shanghai Greencourt Investment Group Co., Ltd. Class B (a) (f)	466,800	269,810
Shanghai Haixin Group Co. Class B	620,908	403,590
Shanghai Highly Group Co., Ltd. Class B	254,700	215,222
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	972,000	338,204
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	151,089
Shanghai Jinjiang International Travel Co., Ltd. Class B	97,400	274,376
Shanghai Potevio Co., Ltd. Class B (a)	79,800	56,259
Shenwan Hongyuan HK, Ltd. (c)	470,000	147,903
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (a)	231,500	79,661
Shenzhen Chiwan Petroleum Class B (a)	40,300	122,695
Shenzhen SEG Co., Ltd. Class B	150,300	71,138
Shougang Concord International Enterprises Co., Ltd. (a) (c)	17,278,000	499,511
Shougang Fushan Resources Group, Ltd.	2,822,000	606,470
Shunfeng International Clean Energy, Ltd. (a)	1,347,300	72,386
Sichuan Expressway Co., Ltd. Class H	1,482,000	540,302
Silergy Corp.	59,000	1,348,186
Sinofert Holdings, Ltd. (a) (c)	1,448,000	240,799
Sinopec Kantons Holdings, Ltd.	996,000	643,419
Sinosoft Technology Group, Ltd. (c)	658,200	185,235
Sinotrans Shipping, Ltd. (c)	1,965,500	500,345
Sinovac Biotech, Ltd. (a) (c)	66,534	524,288
Sohu.com, Inc. (a)	28,046	1,215,794
Springland International Holdings, Ltd.	1,227,000	298,223
Sun King Power Electronics Group	1,019,000	235,937
Tarena International, Inc. ADR (c)	36,220	542,938
Tian Ge Interactive Holdings, Ltd. (b) (c)	671,000	528,745
Tiangong International Co., Ltd.	1,552,000	232,285
Tianjin Development Holdings, Ltd.	756,000	358,789
Tianjin Port Development Holdings, Ltd. (a)	3,690,000	542,834
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	327,500	299,662
Tianneng Power International, Ltd.	896,000	930,695
Tong Ren Tang Technologies Co., Ltd. Class H	684,000	988,730
Tuniu Corp. ADR (a) (c)	82,430	632,238
V1 Group, Ltd. (a) (c)	2,048,999	55,043
Virscend Education Co., Ltd. (b)	938,000	599,951
West China Cement, Ltd. (a)	2,376,000	355,611
Wisdom Sports Group (c)	1,131,000	114,297
Xiamen International Port Co., Ltd. Class H	1,898,000	369,048

Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	159,000	730,188
Yestar Healthcare Holdings Co., Ltd. (c)	1,542,200	654,971
YuanShengTai Dairy Farm, Ltd. (a)	4,809,000	184,552
Yuexiu Transport Infrastructure, Ltd. (c)	1,060,549	778,728
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	110,056
Zhonglu Co., Ltd. Class B (a) (f)	92,200	144,293

		69,249,610

COLOMBIA — 0.0% (e)
Avianca Holdings SA Preference Shares	187,788	185,617

CYPRUS — 0.2%
Globaltrans Investment PLC GDR	101,341	951,592

CZECH REPUBLIC — 0.5%
Moneta Money Bank A/S (b)	458,981	1,778,929
Philip Morris CR A/S	932	725,785

		2,504,714

EGYPT — 1.0%
Eastern Tobacco	41,880	1,034,351
Egypt Kuwait Holding Co. SAE	536,837	456,311
Egyptian Financial Group-Hermes Holding Co	389,130	515,630
ElSewedy Electric Co	102,991	865,576
Ezz Steel (a)	368,774	425,812
Global Telecom Holding SAE (a)	1,489,242	621,495
Juhayna Food Industries	458,419	271,236
Orascom Telecom Media And Technology Holding SAE	2,912,994	117,962
Sidi Kerir Petrochemicals Co	125,411	173,868
Six of October Development & Investment (a)	414,958	447,632

		4,929,873

GREECE — 1.0%
Aegean Airlines SA	50,949	504,731
Aegean Marine Petroleum Network, Inc.	39,460	169,678
Costamare, Inc.	41,120	237,262
Diana Shipping, Inc. (a)	64,222	261,384
Ellaktor SA (a)	93,056	181,022
FF Group (a)	23,613	538,735
Grivalia Properties REIC AE	45,660	504,423
Hellenic Exchanges — Athens Stock Exchange SA	72,723	459,334
Holding Co. ADMIE IPTO SA (a)	124,063	288,415
Mytilineos Holdings SA (a)	89,735	984,870
Public Power Corp. SA (a)	104,412	244,487
Star Bulk Carriers Corp. (a)	18,254	205,540
StealthGas, Inc. (a)	61,568	268,436
Tsakos Energy Navigation, Ltd.	101,937	398,574

		5,246,891

HONG KONG — 3.2%
Ajisen China Holdings, Ltd.	627,000	298,369
Anxin-China Holdings, Ltd. (a) (d)	2,248,000	—

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Beijing Enterprises Clean Energy Group, Ltd. (a) (c)	18,223,885	$617,775
Beijing Enterprises Medical & Health Group, Ltd. (a) (c)	2,111,600	103,996
Carnival Group International Holdings, Ltd. (a) (c)	5,750,000	327,319
CGN Meiya Power Holdings Co., Ltd. (a) (b)	1,738,000	244,560
China All Access Holdings, Ltd. (c)	1,162,000	332,964
China Animation Characters Co., Ltd. (c)	962,000	369,181
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	2,002,400	97,337
China Chengtong Development Group, Ltd. (a)	2,636,000	171,972
China Financial International Investments, Ltd. (a) (c)	2,640,000	78,349
China First Capital Group, Ltd. (a)	2,500,000	965,807
China High Precision Automation Group, Ltd. (a) (d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	756,000	1,305,566
China Lumena New Materials Corp. (a) (c) (d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (c) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (a) (c)	1,480,000	41,651
China NT Pharma Group Co., Ltd.	859,400	209,977
China Nuclear Energy Technology Corp., Ltd. (a)	1,192,000	207,376
China Oil & Gas Group, Ltd.	4,468,000	485,820
China Overseas Property Holdings, Ltd. (c)	1,616,232	438,311
China Soft Power Technology Holdings, Ltd. (a) (c)	1,736,000	29,980
Comba Telecom Systems Holdings, Ltd.	1,040,575	199,668
Concord New Energy Group, Ltd.	7,580,000	334,527
Dawnrays Pharmaceutical Holdings, Ltd.	635,000	346,853
Digital China Holdings, Ltd. (a) (c)	852,000	578,732
Glorious Property Holdings, Ltd. (a)	1,813,000	173,941
Golden Meditech Holdings, Ltd. (a) (c)	652,000	91,745
Greater China Financial Holdings, Ltd. (a)	1,560,300	36,326
Hengdeli Holdings, Ltd.	1,968,400	94,425
Hi Sun Technology China, Ltd. (a)	1,617,000	316,479
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	2,414,560	122,777
Huabao International Holdings, Ltd.	1,260,000	828,470
Ju Teng International Holdings, Ltd.	895,500	292,112
MIE Holdings Corp. (a)	1,842,754	132,008
Munsun Capital Group, Ltd. (c)	2,402,000	19,358
National Agricultural Holdings, Ltd. (a) (c) (f)	396,000	60,282
Neo Telemedia, Ltd.	4,380,000	134,471
NetDragon Websoft Holdings, Ltd. (c)	234,500	650,947
New Provenance Everlasting Holdings, Ltd. Class H (a)	7,230,000	144,280

NewOcean Energy Holdings, Ltd. (a) (c)	1,496,000	392,309
Pou Sheng International Holdings, Ltd. (c)	2,007,000	290,114
Qianhai Health Holdings, Ltd. (a) (c)	849,005	9,449
Skyworth Digital Holdings, Ltd.	1,656,000	711,775
SSY Group, Ltd.	1,789,562	1,101,121
Tech Pro Technology Development, Ltd. (a) (f)	6,035,100	52,497
Tibet Water Resources, Ltd. (a) (c)	1,794,000	821,578
Tongfang Kontafarma Holdings, Ltd. (a)	1,833,553	119,621
United Laboratories International Holdings, Ltd. (a) (c)	896,500	728,228
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b) (c)	859,900	826,097
Vision Values Holdings, Ltd. (a)	120,000	11,206
Wasion Group Holdings, Ltd. (c)	703,000	343,528

		16,291,234

HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	518,231	918,778

INDIA — 14.4%
Abbott India, Ltd.	3,469	300,279
Adani Power, Ltd. (a)	766,392	500,702
Aditya Birla Capital, Ltd. (a)	220,000	634,726
Aditya Birla Fashion and Retail, Ltd. (a)	260,480	703,768
AIA Engineering, Ltd.	49,702	1,207,246
Arvind, Ltd.	169,500	1,197,142
Bajaj Corp., Ltd.	56,313	421,989
Bajaj Hindusthan Sugar, Ltd. (a)	904,905	218,331
Balrampur Chini Mills, Ltd.	360,301	747,387
Bata India, Ltd.	99,157	1,160,942
Bharat Financial Inclusion, Ltd. (a)	99,899	1,565,453
Blue Dart Express, Ltd.	6,115	436,186
CARE Ratings, Ltd.	19,893	415,251
Ceat, Ltd.	32,416	990,776
CG Power and Industrial Solutions, Ltd. (a)	513,065	745,955
Chennai Super Kings Cricket, Ltd. (a) (d)	418,560	—
City Union Bank, Ltd.	111,184	313,202
Cyient, Ltd.	42,720	390,372
Dish TV India, Ltd. (a)	552,100	709,290
Dr Lal PathLabs, Ltd. (b)	30,152	416,325
eClerx Services, Ltd.	17,529	431,610
Eros International Media, Ltd. (a)	77,250	240,848
Escorts, Ltd.	110,750	1,366,340
Force Motors, Ltd.	10,007	578,761
Fortis Healthcare, Ltd. (a)	218,799	550,018
Gateway Distriparks, Ltd.	179,080	661,160
GE T&D India, Ltd.	83,010	576,203
GMR Infrastructure, Ltd. (a)	2,373,171	834,714
Godfrey Phillips India, Ltd.	22,847	353,296
Godrej Properties, Ltd. (a)	73,412	796,545
Graphite India, Ltd.	25,879	287,952
Gujarat Pipavav Port, Ltd.	356,199	761,759
HEG, Ltd. (a)	10,369	379,548

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Hexaware Technologies, Ltd.	209,227	$1,116,653
Himachal Futuristic Communications, Ltd. (a)	253,154	113,632
Housing Development & Infrastructure, Ltd. (a)	336,408	345,487
IDFC, Ltd.	846,143	833,847
IFCI, Ltd. (a)	930,338	448,935
India Cements, Ltd.	381,511	1,096,521
Indiabulls Real Estate, Ltd. (a)	432,866	1,514,378
Indiabulls Ventures, Ltd.	164,293	683,273
Indian Hotels Co., Ltd.	572,406	1,056,432
Info Edge India, Ltd.	80,757	1,759,440
Ipca Laboratories, Ltd.	64,784	607,266
IRB Infrastructure Developers, Ltd.	201,197	750,223
Jain Irrigation Systems, Ltd.	277,530	546,777
Jaiprakash Associates, Ltd. (a)	787,131	320,636
Jammu & Kashmir Bank, Ltd. (a)	409,175	503,556
Jindal Steel & Power, Ltd. (a)	284,688	914,579
JSW Energy, Ltd.	683,442	989,386
Jubilant Foodworks, Ltd.	51,781	1,428,718
Jubilant Life Sciences, Ltd.	101,037	1,247,855
Just Dial, Ltd. (a)	47,918	392,038
Jyothy Laboratories, Ltd.	49,410	295,868
Kajaria Ceramics, Ltd.	113,125	1,292,579
Karur Vysya Bank, Ltd.	442,693	868,359
KPIT Technologies, Ltd.	228,150	646,087
Mahindra CIE Automotive, Ltd. (a)	109,273	441,954
MakeMyTrip, Ltd. (a) (c)	34,586	1,032,392
Manappuram Finance, Ltd.	527,777	1,020,370
Marksans Pharma, Ltd.	528,225	330,619
McLeod Russel India, Ltd.	120,542	387,343
Mindtree, Ltd.	167,019	1,602,482
Monsanto India, Ltd.	6,619	262,893
Mphasis, Ltd.	80,480	914,971
Natco Pharma, Ltd.	81,399	1,226,453
NCC, Ltd.	714,716	1,497,682
Oberoi Realty, Ltd.	42,014	316,747
PC Jeweller, Ltd.	106,344	760,998
Persistent Systems, Ltd.	52,557	591,217
Pfizer, Ltd.	11,347	366,743
Phoenix Mills, Ltd.	32,229	316,572
PI Industries, Ltd.	94,401	1,423,539
Prestige Estates Projects, Ltd.	114,658	571,516
PTC India, Ltd.	410,362	763,150
PVR, Ltd.	51,804	1,145,244
Rain Industries, Ltd.	39,968	231,909
Redington India, Ltd.	349,806	956,894
Reliance Communications, Ltd. (a)	1,020,769	578,133
Reliance Home Finance, Ltd. (a)	121,394	172,313
Reliance Naval and Engineering, Ltd. (a)	336,907	260,225
Sadbhav Engineering, Ltd.	84,015	561,592
Schaeffler India, Ltd.	3,812	350,156
Sintex Industries, Ltd.	460,375	196,549
Sintex Plastics Technology, Ltd. (a)	460,169	603,802
SKF India, Ltd.	24,549	742,614
Sterlite Technologies, Ltd.	25,301	115,966
Strides Shasun, Ltd.	63,096	813,519
Sun Pharma Advanced Research Co., Ltd. (a)	115,848	921,484

Suzlon Energy, Ltd. (a)	3,680,627	896,694
Symphony, Ltd.	36,194	990,511
Tata Elxsi, Ltd.	17,644	270,116
Tata Global Beverages, Ltd.	373,494	1,851,451
Thermax, Ltd.	58,219	1,116,220
Torrent Power, Ltd.	218,310	968,804
Union Bank of India (a)	338,457	765,177
Unitech, Ltd. (a)	1,799,577	270,666
Videocon d2h, Ltd. ADR (a)	51,595	490,668
WABCO India, Ltd.	6,029	693,069
Welspun Corp., Ltd.	210,837	448,414
Welspun India, Ltd.	302,420	338,299
WNS Holdings, Ltd. ADR (a)	47,081	1,889,361

		73,134,092

INDONESIA — 2.8%
Adhi Karya Persero Tbk PT	3,506,291	487,146
AKR Corporindo Tbk PT	1,777,500	831,924
Alam Sutera Realty Tbk PT	16,999,700	446,058
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,038,400	714,366
Blue Bird Tbk PT	666,305	169,922
Bumitama Agri, Ltd.	504,100	281,020
Ciputra Development Tbk PT	10,804,999	943,720
Eagle High Plantations Tbk PT (a)	2,606,900	35,162
Gajah Tunggal Tbk PT	1,864,100	93,428
Garuda Indonesia Persero Tbk PT (a)	9,064,900	200,440
Global Mediacom Tbk PT	3,469,600	150,880
Indah Kiat Pulp & Paper Corp. Tbk PT	2,291,300	911,960
Indo Tambangraya Megah Tbk PT	531,135	810,355
Intiland Development Tbk PT	5,620,000	144,979
Japfa Comfeed Indonesia Tbk PT	5,257,200	503,730
Kawasan Industri Jababeka Tbk PT	26,015,484	548,401
Link Net Tbk PT	1,641,000	665,229
Lippo Cikarang Tbk PT (a)	466,900	108,057
Lippo Karawaci Tbk PT	10,981,200	394,975
Matahari Putra Prima Tbk PT (a)	2,499,900	83,284
Medco Energi Internasional Tbk PT (a)	8,632,666	566,285
Media Nusantara Citra Tbk PT	7,133,100	675,588
Mitra Adiperkasa Tbk PT	916,100	418,634
MNC Investama Tbk PT (a)	11,811,400	78,351
Modernland Realty Tbk PT	5,653,600	122,510
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,413,300	671,228
PP Persero Tbk PT	4,019,698	782,164
Siloam International Hospitals Tbk PT (a)	988,743	697,786
Summarecon Agung Tbk PT	7,909,800	550,931
Surya Semesta Internusa Tbk PT	3,107,000	117,937
Timah Persero Tbk PT	3,772,129	215,471
Wijaya Karya Persero Tbk PT	4,954,936	566,070

		13,987,991

MALAYSIA — 5.0%
Aeon Co. M Bhd	957,500	416,407
Alliance Bank Malaysia Bhd	516,500	520,712
Berjaya Corp. Bhd (a)	3,881,867	321,331
Berjaya Sports Toto Bhd	1,102,258	610,096
Bermaz Auto Bhd	819,060	445,251
Bumi Armada Bhd (a)	2,943,200	556,350

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Bursa Malaysia Bhd	466,473	$1,166,471
Cahya Mata Sarawak Bhd	554,800	534,648
Carlsberg Brewery Malaysia Bhd Class B	103,400	390,912
Datasonic Group Bhd	1,140,200	326,818
DRB-Hicom Bhd	1,015,400	459,150
Eastern & Oriental Bhd	1,222,952	432,128
Evergreen Fibreboard Bhd	1,575,150	252,989
Felda Global Ventures Holdings Bhd	1,688,500	705,106
Gas Malaysia Bhd	541,300	386,547
Heineken Malaysia Bhd	126,400	590,304
IGB Real Estate Investment Trust	1,054,500	469,014
Inari Amertron Bhd	1,343,286	1,128,533
Karex Bhd	701,100	225,211
KNM Group Bhd (a)	3,371,006	187,417
KPJ Healthcare Bhd	3,516,672	842,889
Lafarge Malaysia Bhd (a)	242,700	371,816
Magnum Bhd	1,272,300	547,023
Malaysia Building Society Bhd	1,594,700	409,807
Malaysian Resources Corp. Bhd	2,586,000	715,671
Media Prima Bhd	1,417,700	266,235
My EG Services Bhd	2,681,950	1,477,823
OSK Holdings Bhd	1,518,850	401,574
Padini Holdings Bhd	527,000	687,561
Pavilion Real Estate Investment Trust	1,038,100	412,983
Pos Malaysia Bhd	645,800	837,769
PureCircle, Ltd. (a)	42,640	269,371
QL Resources Bhd	209,750	225,454
Silverlake Axis, Ltd.	863,800	374,891
Sunway Real Estate Investment Trust	2,130,500	1,000,235
TIME dotCom Bhd	232,000	521,670
Top Glove Corp. Bhd	813,900	1,606,884
UEM Sunrise Bhd (a)	1,069,600	274,866
UMW Holdings Bhd (a)	345,800	444,319
UMW Oil & Gas Corp. Bhd (a)	1,322,415	99,663
Unisem M Bhd	393,800	355,169
UOA Development Bhd	1,459,200	861,747
VS Industry Bhd	1,322,300	983,475
WCT Holdings Bhd (a)	1,305,889	522,743
Yinson Holdings Bhd	666,600	667,094

		25,304,127

MEXICO — 1.9%
Asesor de Activos Prisma SAPI de CV (a)	365,342	210,255
Axtel SAB de CV Series CPO (a) (c)	1,549,559	299,370
Bolsa Mexicana de Valores SAB de CV	540,176	934,551
Concentradora Fibra Hotelera Mexicana SAde CV (b)	438,310	260,985
Concentradora Hipotecaria SAPI de CV REIT	541,170	519,720
Consorcio ARA SAB de CV (c)	1,729,804	678,112
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (c)	720,145	578,972
Corp. Inmobiliaria Vesta SAB de CV	381,033	474,405
Credito Real SAB de CV SOFOM ER (c)	249,475	313,159
Genomma Lab Internacional SAB de CV Class B (a) (c)	584,218	612,719
Grupo Aeromexico SAB de CV (a) (c)	156,764	229,071

Grupo GICSA SA de CV (a)	393,010	185,000
Hoteles City Express SAB de CV (a) (c)	316,843	392,704
Macquarie Mexico Real Estate Management SA de CV REIT (a)	621,640	659,274
Megacable Holdings SAB de CV	224,372	917,534
PLA Administradora Industrial S de RL de CV (a)	702,849	1,075,172
Prologis Property Mexico SA de CV REIT	351,727	611,394
Qualitas Controladora SAB de CV	167,211	311,937
TV Azteca SAB de CV Series CPO	1,328,512	237,653

		9,501,987

MONACO — 0.2%
GasLog, Ltd.	49,621	1,104,067
Navios Maritime Holdings, Inc. (a)	87,365	104,838

		1,208,905

PAKISTAN — 0.9%
DG Khan Cement Co., Ltd.	666,000	807,046
Engro Corp., Ltd.	239,300	595,810
Engro Fertilizers, Ltd.	498,500	305,921
Fauji Fertilizer Co., Ltd.	290,500	208,260
Lucky Cement, Ltd.	75,800	355,412
Maple Leaf Cement Factory, Ltd.	575,900	357,178
Pakistan State Oil Co., Ltd.	389,798	1,035,376
SUI Northern Gas Pipeline	779,600	668,400

		4,333,403

PERU — 0.6%
Ferreycorp SAA	1,875,152	1,475,586
Grana y Montero SAA (a)	356,171	205,536
InRetail Peru Corp. (b)	37,206	781,326
Volcan Cia Minera SAA Class B	1,980,623	806,796

		3,269,244

PHILIPPINES — 1.3%
Belle Corp.	3,275,400	254,578
Cebu Air, Inc.	404,568	810,433
CEMEX Holdings Philippines, Inc. (a) (b)	3,887,905	380,068
Cosco Capital, Inc.	5,359,700	826,717
D&L Industries, Inc.	4,784,400	1,060,005
First Gen Corp.	1,415,900	482,177
First Philippine Holdings Corp.	336,440	417,854
Manila Water Co., Inc.	985,300	553,639
Nickel Asia Corp.	3,551,300	450,315
Philex Mining Corp.	1,388,900	168,604
Rizal Commercial Banking Corp.	527,330	584,690
Robinsons Land Corp.	1,156,700	493,544
SM Prime Holdings, Inc.	1	1

		6,482,625

POLAND — 2.1%
Alumetal SA	11,773	182,789
Asseco Poland SA	86,761	1,098,120
Boryszew SA (a)	82,153	217,984
Ciech SA (a)	50,229	831,175
Dino Polska SA (a) (b)	39,341	892,158
Emperia Holding SA (a)	26,340	754,997

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Enea SA	124,478	$411,965
Energa SA	178,355	653,407
Eurocash SA	81,689	622,283
Getin Noble Bank SA (a)	313,452	146,136
Globe Trade Centre SA	355,633	1,002,994
Grupa Azoty SA	40,056	802,319
Grupa Kety SA	8,052	948,916
KRUK SA	14,215	1,069,766
Lubelski Wegiel Bogdanka SA	9,970	192,238
Netia SA	360,155	557,625
PKP Cargo SA (a)	16,511	261,815

		10,646,687

QATAR — 0.5%
Al Meera Consumer Goods Co. QSC	12,480	495,156
Gulf Warehousing Co	17,606	207,869
Medicare Group	17,216	300,169
Qatar First Bank (a)	273,385	483,416
Salam International Investment, Ltd. QSC	93,936	172,809
Vodafone Qatar QSC (a)	431,831	945,001

		2,604,420

RUSSIA — 0.6%
DIXY Group PJSC (a)	26,446	149,338
Etalon Group PLC GDR	107,759	323,277
LSR Group PJSC GDR	196,333	538,934
QIWI PLC ADR (c)	37,956	657,778
Ros Agro PLC GDR	40,572	401,663
Sistema PJSC FC GDR	137,131	571,836
TMK PJSC GDR	76,001	351,885

		2,994,711

SINGAPORE — 0.2%
Asian Pay Television Trust	1,400,800	618,432
SIIC Environment Holdings, Ltd.	1,065,560	410,628

		1,029,060

SOUTH AFRICA — 5.5%
Adcock Ingram Holdings, Ltd.	184,718	870,622
Advtech, Ltd.	437,720	595,766
AECI, Ltd.	85,584	691,309
African Rainbow Minerals, Ltd.	64,388	698,178
Alexander Forbes Group Holdings, Ltd.	792,581	441,745
ArcelorMittal South Africa, Ltd. (a)	256,806	80,278
Arrowhead Properties, Ltd. Class A	1,122,320	593,796
Attacq, Ltd. (a)	462,413	743,297
Aveng, Ltd. (a)	364,936	58,956
Balwin Properties, Ltd.	258,410	106,453
Blue Label Telecoms, Ltd.	404,175	487,099
Coronation Fund Managers, Ltd.	190,322	1,136,090
Curro Holdings, Ltd. (a) (c)	180,863	619,434
DataTec, Ltd.	281,889	1,300,834
Dis-Chem Pharmacies, Ltd. (b)	101,044	297,908
Emira Property Fund, Ltd.	608,962	662,086
EOH Holdings, Ltd.	102,219	556,838
Famous Brands, Ltd. (a) (c)	66,042	549,408
Grindrod, Ltd. (a)	479,669	528,876
Harmony Gold Mining Co., Ltd.	268,373	491,873
Hosken Consolidated Investments, Ltd.	102,646	1,152,487
JSE, Ltd.	100,895	1,253,771

KAP Industrial Holdings, Ltd.	1,251,367	803,584
Lewis Group, Ltd.	181,661	387,974
Montauk Holdings, Ltd.	1	4
Mpact, Ltd.	215,100	423,945
Murray & Roberts Holdings, Ltd.	333,835	326,554
Nampak, Ltd. (a)	499,311	654,186
Net 1 UEPS Technologies, Inc. (a) (c)	60,452	718,774
Northam Platinum, Ltd. (a)	323,131	1,364,302
Omnia Holdings, Ltd.	55,390	661,682
PPC, Ltd. (a)	1,296,576	729,979
Reunert, Ltd.	229,919	1,339,027
SA Corporate Real Estate, Ltd.	2,615,482	1,016,193
Stadio Holdings, Ltd. (a)	178,995	116,390
Sun International, Ltd. (a)	106,653	520,859
Super Group, Ltd. (a)	383,418	1,280,641
Tongaat Hulett, Ltd.	92,379	855,364
Trencor, Ltd.	97,654	378,626
Tsogo Sun Holdings, Ltd.	202,087	397,645
Vukile Property Fund, Ltd. REIT	613,975	1,029,078
Wilson Bayly Holmes-Ovcon, Ltd.	81,888	1,028,164

		27,950,075

TAIWAN — 29.5%
A-DATA Technology Co., Ltd.	231,652	548,800
Ability Enterprise Co., Ltd.	328,141	219,433
AcBel Polytech, Inc.	856,000	640,019
Accton Technology Corp.	462,341	1,646,862
Acer, Inc. (a)	2,149,000	1,743,984
Adlink Technology, Inc.	159,625	343,297
Advanced Ceramic X Corp.	52,642	705,820
AGV Products Corp. (a)	1,738,414	437,546
Alpha Networks, Inc.	430,513	344,312
Altek Corp.	205,516	217,543
AmTRAN Technology Co., Ltd.	859,717	472,348
Arcadyan Technology Corp.	200,172	349,108
Asia Optical Co., Inc.	206,540	666,986
Asia Polymer Corp.	837,028	542,858
ASPEED Technology, Inc.	17,000	410,169
Aten International Co., Ltd.	203,000	573,013
Basso Industry Corp.	108,800	243,862
BES Engineering Corp.	2,656,356	731,963
Bizlink Holding, Inc.	86,000	804,846
Capital Securities Corp.	1,957,730	763,132
Career Technology MFG. Co., Ltd. (c)	344,726	463,944
Casetek Holdings, Ltd.	111,000	380,463
Cathay Real Estate Development Co., Ltd. .	815,332	450,702
Center Laboratories, Inc. (a)	274,527	452,033
Chang Wah Electromaterials, Inc.	71,419	345,593
Charoen Pokphand Enterprise	324,675	700,443
Cheng Loong Corp.	1,161,128	635,999
Cheng Uei Precision Industry Co., Ltd.	368,915	619,848
Chicony Electronics Co., Ltd.	444,310	1,119,789
Chin-Poon Industrial Co., Ltd.	289,000	564,239
China Bills Finance Corp.	915,394	473,716
China Chemical & Pharmaceutical Co., Ltd.	628,000	393,575
China Man-Made Fiber Corp. (a)	1,862,899	635,396
China Motor Corp.	741,000	647,412

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

China Petrochemical Development Corp. (a)	2,023,575	$1,043,798
China Steel Chemical Corp. (c)	163,000	698,372
China Synthetic Rubber Corp.	521,373	768,258
Chipbond Technology Corp.	650,000	1,231,917
Chlitina Holding, Ltd.	66,678	337,216
Chong Hong Construction Co., Ltd.	248,275	639,073
Chroma ATE, Inc.	311,680	1,696,731
Chung Hung Steel Corp. (a)	713,239	297,198
Clevo Co	497,265	484,590
CMC Magnetics Corp. (a)	1,211,788	173,063
Compeq Manufacturing Co., Ltd.	949,000	1,224,578
Coretronic Corp.	431,652	494,626
CTCI Corp.	633,000	960,396
Cub Elecparts, Inc.	56,000	515,617
CyberTAN Technology, Inc.	488,210	297,764
D-Link Corp. (a)	937,054	333,779
Darwin Precisions Corp.	356,576	443,945
Dynapack International Technology Corp.	165,000	248,677
E Ink Holdings, Inc.	669,000	1,079,087
Elan Microelectronics Corp.	497,899	771,314
Elite Material Co., Ltd.	264,782	903,116
Elite Semiconductor Memory Technology, Inc.	286,674	411,826
eMemory Technology, Inc.	68,000	975,721
Ennoconn Corp.	38,000	574,626
Epistar Corp. (a)	874,572	1,326,913
Eternal Materials Co., Ltd. (c)	980,659	1,014,980
Everlight Chemical Industrial Corp.	531,304	338,331
Everlight Electronics Co., Ltd.	596,503	901,013
Excelsior Medical Co., Ltd.	160,403	242,018
Far Eastern Department Stores, Ltd.	819,490	413,070
Far Eastern International Bank	3,168,096	1,015,630
Faraday Technology Corp.	258,385	502,730
Farglory Land Development Co., Ltd.	218,464	235,653
Feng Hsin Steel Co., Ltd.	440,270	824,068
Firich Enterprises Co., Ltd. (a)	188,792	264,551
FLEXium Interconnect, Inc. (c)	257,099	920,108
Formosa Taffeta Co., Ltd.	906,000	952,931
Formosan Rubber Group, Inc.	345,610	188,725
Gemtek Technology Corp.	421,234	357,416
Genius Electronic Optical Co., Ltd. (a)	57,000	516,205
GeoVision, Inc.	176,631	231,781
Giant Manufacturing Co., Ltd.	170,000	934,019
Gigabyte Technology Co., Ltd.	470,000	852,866
Gigastorage Corp. (a)	383,114	209,848
Ginko International Co., Ltd.	39,000	284,389
Gintech Energy Corp. (a)	467,275	279,500
Global Unichip Corp.	83,669	716,958
Gloria Material Technology Corp.	526,909	351,467
Goldsun Building Materials Co., Ltd. (a)	1,719,041	564,378
Gourmet Master Co., Ltd.	76,200	1,113,867
Grand Pacific Petrochemical	811,000	857,098
Grape King Bio, Ltd.	104,000	726,918
Great Wall Enterprise Co., Ltd.	815,867	919,816
HannStar Display Corp.	2,132,599	712,335
HannsTouch Solution, Inc. (a)	631,511	190,991

Hey Song Corp.	283,770	299,900
Highwealth Construction Corp.	710,730	1,010,262
Himax Technologies, Inc. ADR (c)	91,681	955,316
Ho Tung Chemical Corp. (a)	1,486,351	509,460
Hota Industrial Manufacturing Co., Ltd.	198,680	981,433
HTC Corp. (a)	520,000	1,277,349
Huaku Development Co., Ltd.	292,260	681,582
Huang Hsiang Construction Corp.	288,484	292,764
Ibase Technology, Inc.	335,817	559,159
Ichia Technologies, Inc. (a)	350,000	194,650
Iron Force Industrial Co., Ltd.	77,000	305,325
ITE Technology, Inc.	500,887	598,368
Jess-Link Products Co., Ltd.	191,230	202,421
Jih Sun Financial Holdings Co., Ltd.	1,746,422	491,793
KEE TAI Properties Co., Ltd.	936,076	323,994
Kenda Rubber Industrial Co., Ltd. (c)	657,247	829,330
Kerry TJ Logistics Co., Ltd.	223,000	286,632
King Slide Works Co., Ltd.	55,000	740,209
King Yuan Electronics Co., Ltd.	1,116,656	1,135,099
King’s Town Bank Co., Ltd.	1,118,000	1,399,449
Kinpo Electronics	1,742,371	617,706
Kinsus Interconnect Technology Corp.	299,030	544,632
Kuoyang Construction Co., Ltd. (a)	810,527	483,454
Land Mark Optoelectronics Corp.	20,000	258,078
LCY Chemical Corp.	677,862	1,104,770
Lien Hwa Industrial Corp.	721,000	886,758
Lingsen Precision Industries, Ltd.	752,694	380,666
Long Chen Paper Co., Ltd.	575,000	808,635
Longwell Co	214,000	455,204
Lotes Co., Ltd.	68,000	461,582
Lumax International Corp., Ltd.	173,322	325,578
Lung Yen Life Service Corp.	180,000	414,940
Makalot Industrial Co., Ltd.	150,070	630,366
Masterlink Securities Corp.	1,460,329	426,932
Medigen Biotechnology Corp. (a)	189,000	224,830
Mercuries & Associates Holding, Ltd.	537,978	456,473
Merida Industry Co., Ltd. (c)	194,000	814,893
Merry Electronics Co., Ltd.	151,000	986,928
Micro-Star International Co., Ltd.	548,000	1,410,582
Microbio Co., Ltd. (a)	491,723	366,828
MIN AIK Technology Co., Ltd.	200,800	181,512
Mirle Automation Corp.	282,331	456,344
Mitac Holdings Corp.	696,412	835,456
Motech Industries, Inc. (a) (c)	430,728	324,944
Nan Kang Rubber Tire Co., Ltd.	771,204	691,942
Nantex Industry Co., Ltd.	639,004	504,615
Neo Solar Power Corp. (a) (c)	935,758	432,370
OBI Pharma, Inc. (a)	114,000	576,541
Oriental Union Chemical Corp. (a)	666,500	708,864
Pan-International Industrial Corp. (c)	471,539	401,684
Parade Technologies, Ltd.	58,000	1,147,975
PChome Online, Inc.	80,670	371,383
PharmaEngine, Inc.	99,197	508,344
Phytohealth Corp. (a)	444,511	347,292
Pixart Imaging, Inc.	101,060	502,609
Poya International Co., Ltd.	46,300	579,557
President Securities Corp. (a)	1,271,943	613,350
Primax Electronics, Ltd.	385,000	1,022,061
Prince Housing & Development Corp.	1,700,996	688,778

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Promate Electronic Co., Ltd.	359,000	$338,389
Qisda Corp.	1,364,641	969,879
Radiant Opto-Electronics Corp.	449,331	1,067,517
Radium Life Tech Co., Ltd. (a)	902,810	385,291
Realtek Semiconductor Corp.	420,053	1,538,578
Ritek Corp. (a)	1,795,045	281,093
Ruentex Development Co., Ltd. (a)	748,000	803,085
Ruentex Industries, Ltd. (a)	495,000	841,675
Sampo Corp.	813,527	360,857
Sanyang Motor Co., Ltd.	772,945	555,842
ScinoPharm Taiwan, Ltd.	474,500	565,251
Senao International Co., Ltd.	156,911	265,222
Sercomm Corp.	225,000	640,405
Shin Kong No.1 REIT	449,000	218,929
Shinkong Insurance Co., Ltd.	381,841	368,259
Shinkong Synthetic Fibers Corp.	2,395,796	809,105
Sigurd Microelectronics Corp.	867,694	960,751
Silicon Integrated Systems Corp. (a)	900,299	270,769
Silicon Motion Technology Corp. ADR (c)	28,583	1,513,756
Simplo Technology Co., Ltd.	110,277	617,004
Sinbon Electronics Co., Ltd.	319,444	926,391
Sinmag Equipment Corp.	67,726	386,895
Sino-American Silicon Products, Inc. (a)	404,058	1,035,994
Sinon Corp.	804,662	456,972
Sinphar Pharmaceutical Co., Ltd.	407,879	296,741
Sinyi Realty, Inc.	597,611	781,191
Soft-World International Corp.	99,848	235,205
Solartech Energy Corp. (a)	422,207	211,398
St Shine Optical Co., Ltd.	37,000	1,212,259
Synnex Technology International Corp.	1,026,000	1,398,064
Systex Corp.	278,000	553,973
Taichung Commercial Bank Co., Ltd.	2,531,405	842,994
Taiflex Scientific Co., Ltd.	298,699	600,239
Tainan Enterprises Co., Ltd.	310,000	248,450
Tainan Spinning Co., Ltd.	1,544,105	705,675
Taisun Enterprise Co., Ltd. (a) (c)	712,549	404,660
Taiwan Acceptance Corp.	210,000	776,249
Taiwan Business Bank	4,076,648	1,149,355
Taiwan Cogeneration Corp.	674,469	606,282
Taiwan Fertilizer Co., Ltd.	628,000	809,308
Taiwan Glass Industry Corp. (a)	899,000	675,190
Taiwan Hon Chuan Enterprise Co., Ltd.	384,218	742,394
Taiwan Land Development Corp. (a)	851,781	293,387
Taiwan Paiho, Ltd.	204,000	829,477
Taiwan Secom Co., Ltd.	300,961	926,392
Taiwan Surface Mounting Technology Corp.	536,308	634,375
Taiwan Union Technology Corp.	214,000	602,624
Taiyen Biotech Co., Ltd.	370,979	347,810
Tatung Co., Ltd. (a) (c)	1,578,691	1,018,562
Teco Electric and Machinery Co., Ltd.	1,688,000	1,616,614
Test Rite International Co., Ltd.	476,896	366,985
Thye Ming Industrial Co., Ltd.	276,218	363,854
Ton Yi Industrial Corp.	697,000	326,735
Tong Hsing Electronic Industries, Ltd.	137,327	622,987
Tong Yang Industry Co., Ltd.	392,872	760,436
Topco Scientific Co., Ltd.	284,299	772,881

TPK Holding Co., Ltd. (a)	219,000	615,233
Transcend Information, Inc.	196,484	546,036
Tripod Technology Corp.	407,353	1,273,042
TSRC Corp. (c)	656,028	821,179
TTY Biopharm Co., Ltd.	212,436	731,713
Tung Ho Steel Enterprise Corp.	642,258	556,824
Tung Thih Electronic Co., Ltd.	38,893	224,796
TXC Corp.	445,120	594,570
U-Ming Marine Transport Corp. (a)	417,000	511,467
Unimicron Technology Corp.	1,161,000	635,929
Unity Opto Technology Co., Ltd. (a)	687,307	265,606
Unizyx Holding Corp.	516,694	264,784
UPC Technology Corp.	854,536	539,855
USI Corp.	1,437,344	792,125
Visual Photonics Epitaxy Co., Ltd.	187,371	586,194
Voltronic Power Technology Corp.	42,000	726,851
Wafer Works Corp. (a)	466,872	668,338
Walsin Lihwa Corp.	2,425,000	1,434,212
Walsin Technology Corp.	267,000	942,084
Wan Hai Lines, Ltd.	1,014,320	656,137
Waterland Financial Holdings Co., Ltd.	2,120,547	676,243
Wei Chuan Foods Corp. (a)	594,899	422,807
Wistron NeWeb Corp.	253,872	729,407
WT Microelectronics Co., Ltd.	461,090	700,347
WUS Printed Circuit Co., Ltd. (a)	352,750	222,851
Yang Ming Marine Transport Corp. (a)	615,970	238,038
Yeong Guan Energy Technology Group Co., Ltd.	90,000	192,953
YFY, Inc. (a)	1,692,941	793,606
Yieh Phui Enterprise Co., Ltd.	1,163,079	476,824
Yungtay Engineering Co., Ltd.	377,000	608,729
Zenitron Corp.	413,348	278,496
Zhen Ding Technology Holding, Ltd.	432,000	950,854
Zinwell Corp.	499,674	530,595

		150,004,245

THAILAND — 5.9%
Bangkok Chain Hospital PCL NVDR	1,769,000	879,343
Bangkok Land PCL NVDR	13,747,900	755,101
Beauty Community PCL (f)	2,204,400	1,406,920
BEC World PCL NVDR	974,400	391,674
Carabao Group PCL Class F (f)	393,162	974,159
Central Plaza Hotel PCL NVDR	743,002	1,328,011
Chularat Hospital PCL NVDR	7,013,400	451,922
CPN Retail Growth Leasehold REIT REIT .	1,327,300	904,144
Dynasty Ceramic PCL NVDR	3,602,620	382,481
Esso Thailand PCL NVDR (a)	1,322,367	714,135
GFPT PCL (f)	276,100	119,454
Group Lease PCL NVDR	724,079	151,081
Gunkul Engineering PCL NVDR	5,871,070	713,392
Hana Microelectronics PCL (f)	730,657	997,675
Ichitan Group PCL NVDR (a)	1,374,500	383,797
Inter Far East Energy Corp. NVDR (a) (d)	283,900	—
International Engineering PCL (a) (d)	127,711,868	—
Jasmine International PCL NVDR	2,618,825	570,533
KCE Electronics PCL NVDR	361,000	916,623

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Kiatnakin Bank PCL NVDR	462,500	$1,124,674
LPN Development PCL NVDR	821,700	332,815
Major Cineplex Group PCL NVDR	973,300	866,085
MK Restaurants Group PCL NVDR	410,631	1,080,442
Precious Shipping PCL (a) (f)	558,400	179,908
Pruksa Holding PCL NVDR	1,225,531	883,706
PTG Energy PCL NVDR	722,700	483,426
Robinson PCL NVDR	586,200	1,313,059
Siam Global House PCL NVDR	1,615,213	842,547
Sino-Thai Engineering & Construction PCL
NVDR	1,171,700	841,294
Sri Trang Agro-Industry PCL NVDR	922,080	398,936
Srisawad Corp. PCL NVDR	662,009	1,325,440
Supalai PCL NVDR	786,900	572,247
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,694,900	899,717
Thai Airways International PCL NVDR (a) .	809,600	429,766
Thai Vegetable Oil PCL NVDR	426,000	388,877
Thaicom PCL NVDR	635,800	243,863
Thoresen Thai Agencies PCL (f)	2,894,406	794,874
Tipco Asphalt PCL NVDR	874,900	598,658
Tisco Financial Group PCL (f)	293,103	795,938
TPI Polene PCL (f)	974,800	61,019
TPI Polene Power PCL NVDR	4,067,600	1,017,212
TTW PCL (f)	1,557,900	602,318
VGI Global Media PCL NVDR	3,621,312	727,818
WHA Corp. PCL NVDR	9,020,830	1,107,190

		29,952,274

TURKEY — 1.6%
Afyon Cimento Sanayi TAS (a)	285,725	586,280
AKIS Gayrimenkul Yatirimi A/S REIT	298,568	246,470
Albaraka Turk Katilim Bankasi A/S	1,545,815	631,927
Aygaz A/S	114,896	486,966
Dogan Sirketler Grubu Holding A/S (a) (c)	940,591	215,823
Ihlas Holding A/S (a) (c)	1,033,977	144,532
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,170,266	990,757
Koza Altin Isletmeleri A/S (a)	63,279	637,530
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	168,834	286,763
Migros Ticaret A/S (a)	113,384	824,154
NET Holding A/S (a)	263,755	153,734
Pegasus Hava Tasimaciligi A/S (a)	38,703	345,016
Tekfen Holding A/S	234,588	1,051,798
Torunlar Gayrimenkul Yatirim Ortakligi A/S	378,344	332,283
Turkiye Sinai Kalkinma Bankasi A/S	1,752,437	665,553
Yazicilar Holding A/S Class A	86,859	542,926

		8,142,512

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,763,585	595,417
Ajman Bank PJSC (a)	592,627	180,718
Al Waha Capital PJSC	1,067,424	543,477
Arabtec Holding PJSC (a)	756,759	490,385
Dana Gas PJSC (a)	2,887,750	636,865

DXB Entertainments PJSC (a)	2,723,339	470,845
Eshraq Properties Co. PJSC (a)	1,634,590	315,988
RAK Properties PJSC	2,626,628	507,761

		3,741,456

UNITED KINGDOM — 0.0% (e)
Pan African Resources PLC	1,150,498	223,037

UNITED STATES — 0.3%
Luxoft Holding, Inc. (a)	23,064	1,284,665

TOTAL COMMON STOCKS (Cost $525,705,495)		506,824,257

WARRANTS — 0.1% (e)
INDONESIA — 0.0% (e)
Medco Energi Internasional Tbk PT (expiring 12/14/20) (a)	2,135,866	43,135

MALAYSIA — 0.0% (e)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	303,781	28,899

THAILAND — 0.1% (e)
International Engineering PCL (expiring 5/22/19) (a) (d)	13,635,806	—
Supalai PCL (expiring 10/19/18) NVDR (a)	194,700	114,705
Superblock PCL (expiring 8/31/20) (a)	2,640,860	31,603

		146,308

TOTAL WARRANTS (Cost $94,427)		218,342

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Gafisa SA (expiring 1/19/18) (a) (Cost $0)	19,647	19,546

SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (g) (h)	514,851	514,851
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	19,653,645	19,653,645

TOTAL SHORT-TERM INVESTMENTS (Cost $20,168,496)		20,168,496

TOTAL INVESTMENTS — 103.9% (Cost $545,968,418)		527,230,641
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(19,546,171)

NET ASSETS — 100.0%		$507,684,470

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $289,880, representing 0.1% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2017, total aggregate fair value of securities is $6,459,147 representing 1.3% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$23,115,244	$—	$—		$23,115,244
Chile	7,635,188	—	—		7,635,188
China	68,668,404	414,103	167,103		69,249,610
Colombia	185,617	—	—		185,617
Cyprus	951,592	—	—		951,592
Czech Republic	2,504,714	—	—		2,504,714
Egypt.	4,929,873	—	—		4,929,873
Greece	5,246,891	—	—		5,246,891
Hong Kong	16,055,678	112,779	122,777		16,291,234
Hungary	918,778	—	—		918,778
India	73,134,092	—	0	(a)	73,134,092
Indonesia	13,987,991	—	—		13,987,991
Malaysia	25,304,127	—	—		25,304,127
Mexico	9,501,987	—	—		9,501,987
Monaco	1,208,905	—	—		1,208,905
Pakistan	4,333,403	—	—		4,333,403
Peru	3,269,244	—	—		3,269,244
Philippines	6,482,625	—	—		6,482,625
Poland	10,646,687	—	—		10,646,687
Qatar	2,604,420	—	—		2,604,420
Russia	2,994,711	—	—		2,994,711
Singapore	1,029,060	—	—		1,029,060
South Africa	27,950,075	—	—		27,950,075
Taiwan	150,004,245	—	—		150,004,245
Thailand	24,020,009	5,932,265	0	(a)	29,952,274
Turkey	8,142,512	—	—		8,142,512
United Arab Emirates	3,741,456	—	—		3,741,456
United Kingdom	223,037	—	—		223,037
United States	1,284,665	—	—		1,284,665
Warrants
Indonesia	43,135	—	—		43,135
Malaysia	28,899	—	—		28,899
Thailand	146,308	—	0	(a)	146,308

See accompanying Notes to Schedule of Investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Rights
Brazil	$19,546	$—	$—	$19,546
Short-Term Investments	20,168,496	—	—	20,168,496

TOTAL INVESTMENTS	$520,481,614	$6,459,147	$289,880	$527,230,641

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	379,285	$379,285	$14,152,370	$14,016,804	$—	$—	514,851	$514,851	$3,644
State Street Navigator Securities Lending Government Money Market Portfolio	16,261,252	16,261,252	17,204,394	13,812,001	—	—	19,653,645	19,653,645	202,017

TOTAL		$16,640,537	$31,356,764	$27,828,805	$—	$—		$20,168,496	$205,661

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.9%
BGP Holdings PLC (a) (b)	1,313,937	$—
BWP Trust REIT	1,191,043	2,878,565
Charter Hall Retail REIT	815,698	2,654,073
Dexus REIT	2,462,780	18,781,070
Goodman Group REIT	3,912,880	25,769,068
GPT Group REIT	4,379,444	17,503,705
Investa Office Fund REIT	1,229,695	4,376,218
Scentre Group REIT	13,003,122	42,613,946
Vicinity Centres REIT	7,840,236	16,679,696
Westfield Corp. REIT	4,667,821	34,647,388

		165,903,729

AUSTRIA — 0.4%
CA Immobilien Anlagen AG	181,652	5,628,787
IMMOFINANZ AG (b)	2,423,983	6,249,314

		11,878,101

BELGIUM — 0.2%
Cofinimmo SA REIT	47,757	6,293,791

BRAZIL — 0.3%
BR Malls Participacoes SA	2,115,921	8,120,248

CANADA — 1.3%
Artis Real Estate Investment Trust	188,018	2,115,850
Boardwalk Real Estate Investment Trust	55,388	1,904,840
Canadian Apartment Properties REIT	167,633	4,993,067
Canadian Real Estate Investment Trust	88,654	3,276,013
Dream Office Real Estate Investment Trust	95,053	1,681,132
First Capital Realty, Inc. (c)	397,658	6,576,059
H&R Real Estate Investment Trust	354,494	6,043,331
RioCan Real Estate Investment Trust	389,537	7,573,424
SmartCentres Real Estate Investment Trust REIT	158,246	3,903,894

		38,067,610

FRANCE — 4.4%
Fonciere Des Regions REIT	129,657	14,709,795
Gecina SA REIT	117,483	21,711,229
Klepierre SA REIT	506,347	22,293,111
Mercialys SA REIT	136,594	3,025,388
Unibail-Rodamco SE REIT	242,598	61,175,463

		122,914,986

GERMANY — 1.0%
Deutsche EuroShop AG	123,098	5,019,096
Grand City Properties SA	256,520	6,052,775
LEG Immobilien AG	153,139	17,522,815

		28,594,686

HONG KONG — 3.3%
Champion REIT	5,025,462	3,683,612
Hang Lung Properties, Ltd.	4,934,018	12,055,280
Hongkong Land Holdings, Ltd.	2,871,000	20,211,840
Hysan Development Co., Ltd.	1,246,731	6,610,594
Link REIT	5,372,682	49,793,511

		92,354,837

ITALY — 0.1%
Beni Stabili SpA SIIQ	2,506,206	$2,320,288

JAPAN — 10.3%
Activia Properties, Inc. REIT	1,618	6,779,370
Advance Residence Investment Corp.	3,349	8,237,975
Aeon Mall Co., Ltd.	282,900	5,534,945
AEON REIT Investment Corp.	3,735	3,928,961
Daiwa House REIT Investment Corp.	3,705	8,804,514
Daiwa Office Investment Corp.	759	4,002,184
Frontier Real Estate Investment Corp.	1,226	4,766,871
Fukuoka Corp. REIT	1,846	2,756,300
GLP J — REIT	6,947	7,517,437
Heiwa Real Estate Co., Ltd.	80,600	1,453,877
Hoshino Resorts REIT, Inc.	526	2,554,123
Hulic Co., Ltd.	1,180,400	13,265,747
Hulic, Inc. REIT	2,474	3,601,740
Industrial & Infrastructure Fund Investment Corp. REIT	964	4,141,820
Invincible Investment Corp. REIT	10,281	4,376,156
Japan Excellent, Inc. (c)	3,230	3,759,015
Japan Hotel REIT Investment Corp.	9,762	6,551,329
Japan Prime Realty Investment Corp. REIT (c)	2,288	7,271,229
Japan Real Estate Investment Corp. REIT	3,193	15,164,270
Japan Rental Housing Investments, Inc.	4,061	2,963,286
Japan Retail Fund Investment Corp. REIT	6,502	11,924,662
Kenedix Office Investment Corp. REIT	1,011	5,743,808
Kenedix Residential Investment Corp.	843	2,447,057
Kenedix Retail REIT Corp.	1,249	2,583,373
Leopalace21 Corp.	614,100	4,775,425
MCUBS MidCity Investment Corp.	3,720	2,476,698
Mitsui Fudosan Co., Ltd.	2,421,600	54,279,094
Mori Hills REIT Investment Corp. REIT	3,721	4,498,892
Mori Trust Sogo REIT, Inc.	2,378	3,309,990
Nippon Building Fund, Inc. REIT (c)	3,445	16,850,377
Nippon Prologis REIT, Inc.	5,014	10,606,624
Nomura Real Estate Master Fund, Inc.	10,200	12,667,377
NTT Urban Development Corp.	267,700	3,098,809
Orix JREIT, Inc. REIT	6,529	9,047,287
Premier Investment Corp.	3,252	3,077,348
Tokyu Fudosan Holdings Corp.	1,249,000	9,036,263
Tokyu REIT, Inc.	2,419	3,006,303
United Urban Investment Corp. REIT	7,446	10,714,573
Unizo Holdings Co., Ltd.	55,600	1,510,306

		289,085,415

MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	7,596,230	11,313,493

NETHERLANDS — 0.3%
Eurocommercial Properties NV	118,817	5,180,547
Wereldhave NV	100,112	4,808,580

		9,989,127

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	28,191,200	$21,177,284

ROMANIA — 0.9%
NEPI Rockcastle PLC	1,422,136	24,533,569

SINGAPORE — 3.2%
Ascendas REIT	5,851,220	11,909,098
CapitaLand Commercial Trust	6,328,608	9,139,639
CapitaLand Mall Trust REIT	6,568,904	10,469,744
CapitaLand, Ltd.	6,216,951	16,421,608
Global Logistic Properties, Ltd.	7,204,792	18,168,325
Keppel REIT	4,458,812	4,203,908
Mapletree Commercial Trust REIT	4,700,100	5,697,517
Mapletree Logistics Trust	5,085,873	5,023,460
Suntec Real Estate Investment Trust	5,426,595	8,730,305

		89,763,604

SOUTH AFRICA — 1.1%
Growthpoint Properties, Ltd. REIT	6,783,960	15,157,054
Hyprop Investments, Ltd.	614,861	5,825,783
Redefine Properties, Ltd. REIT	12,941,458	11,185,267

		32,168,104

SPAIN — 0.7%
Inmobiliaria Colonial Socimi SA REIT	783,544	7,793,307
Martinsa Fadesa SA (a) (b)	178	—
Merlin Properties Socimi SA	812,979	11,031,347

		18,824,654

SWEDEN — 0.8%
Castellum AB	665,928	11,256,725
Fabege AB	342,220	7,297,907
Kungsleden AB	463,205	3,366,192

		21,920,824

SWITZERLAND — 0.9%
PSP Swiss Property AG	98,335	9,318,869
Swiss Prime Site AG (b)	174,363	16,103,304

		25,422,173

THAILAND — 0.3%
Central Pattana PCL NVDR	3,279,100	8,577,578

UNITED KINGDOM — 4.8%
British Land Co. PLC REIT	2,479,296	23,191,992
Capital & Counties Properties PLC	1,830,986	7,918,541
Derwent London PLC	270,093	11,392,182
Grainger PLC	1,027,760	4,024,925
Great Portland Estates PLC REIT	795,229	7,406,510
Hammerson PLC REIT	1,934,395	14,313,636
Intu Properties PLC REIT (c)	2,165,750	7,412,186
Land Securities Group PLC REIT	1,833,752	25,004,525
Segro PLC REIT	2,425,946	19,263,567
Shaftesbury PLC	585,726	8,272,037
UNITE Group PLC REIT	585,540	6,376,317

		134,576,418

UNITED STATES — 58.3%
Acadia Realty Trust REIT	203,509	5,568,006
Alexandria Real Estate Equities, Inc. REIT	233,798	30,531,681
American Assets Trust, Inc. REIT	102,423	3,916,656

American Campus Communities, Inc. REIT	332,798	13,654,702
American Homes 4 Rent Class A REIT	614,012	13,410,022
Apartment Investment & Management Co. Class A REIT	383,106	16,745,563
Apple Hospitality REIT, Inc.	510,972	10,020,161
Ashford Hospitality Prime, Inc. REIT	83,628	813,700
Ashford Hospitality Trust, Inc. REIT	224,631	1,511,767
AvalonBay Communities, Inc. REIT	337,292	60,176,266
Boston Properties, Inc. REIT	376,923	49,011,298
Brandywine Realty Trust REIT	427,298	7,772,551
Brixmor Property Group, Inc. REIT	743,548	13,874,606
Camden Property Trust REIT	226,169	20,821,118
CBL & Associates Properties, Inc. REIT (c)	422,362	2,390,569
Cedar Realty Trust, Inc. REIT	189,561	1,152,531
Chatham Lodging Trust REIT	109,700	2,496,772
Chesapeake Lodging Trust REIT	148,459	4,021,754
Columbia Property Trust, Inc. REIT	291,571	6,691,554
Corporate Office Properties Trust REIT	242,481	7,080,445
Cousins Properties, Inc. REIT	1,023,402	9,466,469
CubeSmart REIT	441,119	12,757,161
DCT Industrial Trust, Inc. REIT	227,157	13,352,288
DDR Corp. REIT	756,628	6,779,387
DiamondRock Hospitality Co. REIT	498,145	5,624,057
Digital Realty Trust, Inc. REIT	501,832	57,158,665
Douglas Emmett, Inc. REIT	388,779	15,963,266
Duke Realty Corp. REIT	869,303	23,653,735
Easterly Government Properties, Inc. REIT	109,391	2,334,404
EastGroup Properties, Inc. REIT	83,833	7,409,161
Education Realty Trust, Inc. REIT	182,191	6,362,110
Equity Commonwealth REIT (b)	302,345	9,224,546
Equity LifeStyle Properties, Inc. REIT	214,375	19,083,663
Equity Residential REIT	897,669	57,244,352
Essex Property Trust, Inc. REIT	161,286	38,929,602
Extra Space Storage, Inc. REIT	307,398	26,881,955
Federal Realty Investment Trust REIT	177,103	23,521,049
First Industrial Realty Trust, Inc. REIT	292,005	9,189,397
Forest City Realty Trust, Inc. Class A REIT	650,700	15,681,870
Franklin Street Properties Corp. REIT	264,049	2,835,886
GGP, Inc. REIT	1,524,609	35,660,605
HCP, Inc. REIT	1,145,397	29,871,954
Healthcare Realty Trust, Inc. REIT	304,353	9,775,818
Hersha Hospitality Trust REIT	96,357	1,676,612
Highwoods Properties, Inc. REIT	251,762	12,817,203
Hospitality Properties Trust REIT	400,743	11,962,179
Host Hotels & Resorts, Inc. REIT	1,807,085	35,870,637
Hudson Pacific Properties, Inc. REIT	378,700	12,970,475
Independence Realty Trust, Inc. REIT	202,597	2,044,204
Invitation Homes, Inc. REIT	695,613	16,395,598
JBG SMITH Properties REIT	227,389	7,897,220
Kilroy Realty Corp. REIT	240,054	17,920,031
Kimco Realty Corp. REIT	1,038,719	18,852,750

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Kite Realty Group Trust REIT	209,605	$4,108,258
LaSalle Hotel Properties REIT	275,699	7,738,871
Liberty Property Trust REIT	359,630	15,467,686
Life Storage, Inc. REIT	113,407	10,101,161
LTC Properties, Inc. REIT	98,315	4,281,618
Macerich Co. REIT	264,453	17,369,273
Mack-Cali Realty Corp. REIT	223,571	4,820,191
Mid-America Apartment Communities, Inc. REIT	277,361	27,891,422
National Storage Affiliates Trust REIT	109,727	2,991,158
NorthStar Realty Europe Corp. REIT	137,724	1,849,633
Paramount Group, Inc. REIT	496,884	7,875,611
Park Hotels & Resorts, Inc. REIT	392,675	11,289,406
Pebblebrook Hotel Trust REIT (c)	167,810	6,237,498
Pennsylvania Real Estate Investment Trust REIT (c)	171,145	2,034,914
Piedmont Office Realty Trust, Inc. Class A REIT	351,435	6,891,640
Prologis, Inc. REIT	1,299,884	83,855,517
PS Business Parks, Inc. REIT	48,396	6,053,856
Public Storage REIT	365,655	76,421,895
QTS Realty Trust, Inc. Class A, REIT	122,400	6,629,184
Quality Care Properties, Inc. REIT (b)	234,103	3,232,962
Ramco-Gershenson Properties Trust REIT	195,375	2,877,874
Regency Centers Corp. REIT	361,200	24,987,816
Retail Opportunity Investments Corp. REIT	266,682	5,320,306
Retail Properties of America, Inc. Class A REIT	552,899	7,430,963
Rexford Industrial Realty, Inc. REIT	189,470	5,524,945
RLJ Lodging Trust REIT	425,719	9,353,046
Ryman Hospitality Properties, Inc. REIT	124,721	8,608,243
Saul Centers, Inc. REIT	30,605	1,889,859
Senior Housing Properties Trust REIT	579,222	11,092,101
Seritage Growth Properties Class A REIT (c)	61,980	2,507,711
Simon Property Group, Inc. REIT	759,403	130,419,871
SL Green Realty Corp. REIT	239,836	24,206,647
Summit Hotel Properties, Inc. REIT	252,865	3,851,134
Sun Communities, Inc. REIT	193,632	17,965,177
Sunstone Hotel Investors, Inc. REIT	549,000	9,074,970
Tanger Factory Outlet Centers, Inc. REIT (c)	229,933	6,095,524
Taubman Centers, Inc. REIT (c)	147,953	9,680,565
Tier REIT, Inc. REIT	117,555	2,396,946
UDR, Inc. REIT	653,218	25,161,957
Universal Health Realty Income Trust REIT	31,238	2,346,286
Urban Edge Properties REIT	262,477	6,690,539
Ventas, Inc. REIT	869,888	52,201,979
Vornado Realty Trust REIT	420,931	32,908,386
Washington Prime Group, Inc. REIT (c)	464,722	3,308,821
Washington Real Estate Investment Trust REIT	192,139	5,979,366
Weingarten Realty Investors REIT	291,003	9,565,269

Welltower, Inc. REIT	904,671	57,690,870
Xenia Hotels & Resorts, Inc. REIT	265,555	5,733,332

		1,640,842,288

TOTAL COMMON STOCKS (Cost $2,583,867,553)		2,804,642,807

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	3,876,656	3,876,656
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	27,537,216	27,537,216

TOTAL SHORT-TERM INVESTMENTS (Cost $31,413,872)		31,413,872

TOTAL INVESTMENTS — 100.7% (Cost $2,615,281,425)		2,836,056,679
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(19,795,979)

NET ASSETS — 100.0%		$2,816,260,700

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$165,903,729	$—	$0	(a)	$165,903,729
Austria	11,878,101	—	—		11,878,101
Belgium	6,293,791	—	—		6,293,791
Brazil	8,120,248	—	—		8,120,248
Canada	38,067,610	—	—		38,067,610
France	122,914,986	—	—		122,914,986
Germany	28,594,686	—	—		28,594,686
Hong Kong	92,354,837	—	—		92,354,837
Italy	2,320,288	—	—		2,320,288
Japan	289,085,415	—	—		289,085,415
Mexico	11,313,493	—	—		11,313,493
Netherlands	9,989,127	—	—		9,989,127
Philippines	21,177,284	—	—		21,177,284
Romania	24,533,569	—	—		24,533,569
Singapore	89,763,604	—	—		89,763,604
South Africa	32,168,104	—	—		32,168,104
Spain	18,824,654	—	0	(a)	18,824,654
Sweden	21,920,824	—	—		21,920,824
Switzerland	25,422,173	—	—		25,422,173
Thailand	8,577,578	—	—		8,577,578
United Kingdom	134,576,418	—	—		134,576,418
United States	1,640,842,288	—	—		1,640,842,288
Short-Term Investments	31,413,872	—	—		31,413,872

TOTAL INVESTMENTS	$2,836,056,679	$—	$0		$2,836,056,679

(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2017.

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	3,970,115	$3,970,115	$63,494,915	$63,588,374	$—	$—	3,876,656	$3,876,656	$20,472
State Street Navigator Securities Lending Government Money Market Portfolio	22,923,440	22,923,440	72,034,707	67,420,931	—	—	27,537,216	27,537,216	42,620

TOTAL		$26,893,555	$135,529,622	$131,009,305	$—	$—		$31,413,872	$63,092

See accompanying Notes to Schedule of Investments

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchanged-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no material transfers between levels for the period ended December 31, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Restricted Securities

Restricted Securities are securities that are not registered under the Securities Act, but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a “safe harbor” from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser. In reaching liquidity decisions, the Adviser may consider the following factors: the frequency of trades and quotes for the security; the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Funds’ respective Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$304,450,103	$21,332,468	$16,118,335	$5,214,133
SPDR EURO STOXX 50 ETF	4,060,662,401	385,886,086	211,695,393	174,190,693
SPDR EURO STOXX Small Cap ETF	28,902,079	3,421,040	360,828	3,060,212
SPDR S&P Emerging Asia Pacific ETF	378,981,561	139,798,104	43,735,351	96,062,753
SPDR S&P China ETF	862,014,183	365,163,997	119,523,086	245,640,911
SPDR MSCI China A Shares IMI ETF	2,432,421	387,972	426,520	(38,548)
SPDR Portfolio Emerging Markets ETF	933,746,163	134,457,634	39,412,318	95,045,316
SPDR S&P Emerging Markets Dividend ETF	431,728,620	50,101,103	7,850,371	42,250,732
SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)	1,772,477,493	194,048,885	58,890,973	135,157,912
SPDR S&P International Small Cap ETF	854,296,427	151,695,946	60,114,626	91,581,320
SPDR Dow Jones International Real Estate ETF	3,467,172,750	483,350,262	123,585,434	359,764,828
SPDR S&P Global Infrastructure ETF	163,725,011	19,717,980	6,484,731	13,233,249
SPDR S&P Global Natural Resources ETF	1,188,248,143	196,666,651	18,699,781	177,966,870
SPDR S&P North American Natural Resources ETF	11,718,679	1,095,292,507	3,989,514	1,091,302,993
SPDR MSCI ACWI ex-US ETF	63,191,587	1,623,281,401	91,493,877	1,531,787,524
SPDR MSCI ACWI IMI ETF	81,046,337	17,824,917	3,830,645	13,994,272
SPDR MSCI ACWI Low Carbon Target ETF	125,262,806	31,860,361	3,666,479	28,193,882
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	44,147,029	7,483,256	635,087	6,848,169
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	21,515,385	3,177,073	380,743	2,796,330
SPDR MSCI EAFE StrategicFactors ETF	170,707,547	23,860,763	2,143,322	21,717,441
SPDR MSCI Emerging Markets StrategicFactors ETF	201,614,535	44,556,631	4,943,682	39,612,949
SPDR MSCI World StrategicFactors ETF	19,699,237	3,283,962	428,607	2,855,355
SPDR MSCI Canada StrategicFactors ETF	33,120,512	6,768,975	136,531	6,632,444
SPDR MSCI Germany StrategicFactors ETF	17,359,914	2,421,097	171,286	2,249,811
SPDR MSCI Japan StrategicFactors ETF	15,068,273	1,039,330	332,901	706,429
SPDR MSCI United Kingdom StrategicFactors ETF	5,248,445	362,321	192,977	169,344
SPDR S&P Global Dividend ETF	170,658,475	22,232,054	5,626,346	16,605,708
SPDR S&P International Dividend ETF	43,778,438	1,308,442,071	26,116,815	1,282,325,256
SPDR S&P Emerging Markets Small Cap ETF	549,909,748	80,406,460	103,085,567	(22,679,107)
SPDR Dow Jones Global Real Estate ETF	2,622,665,217	311,411,179	98,019,717	213,391,462

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	February 16, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	February 16, 2018